Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS - 99.9%

China - 99.6%

Air Freight & Logistics - 1.8%
JD Logistics, Inc.*(a)	1,738,100	$3,367,103
SF Holding Co. Ltd., Class A	644,361	5,379,260
YTO Express Group Co. Ltd., Class A	393,300	1,142,010
ZTO Express Cayman, Inc.(b)	162,282	4,399,627

Total Air Freight & Logistics		14,288,000

Auto Components - 0.4%
Fuyao Glass Industry Group Co. Ltd., Class A	180,167	913,224
Fuyao Glass Industry Group Co. Ltd., Class H(a)	284,900	1,195,456
Minth Group Ltd.	317,200	859,554

Total Auto Components		2,968,234

Automobiles - 4.3%
BYD Co. Ltd., Class A	102,188	3,795,320
BYD Co. Ltd., Class H	378,400	9,337,643
Geely Automobile Holdings Ltd.(b)	2,247,900	3,283,309
Great Wall Motor Co. Ltd., Class A	134,900	577,515
Great Wall Motor Co. Ltd., Class H(b)	1,363,400	1,774,790
Li Auto, Inc., Class A*(b)	532,600	5,240,736
NIO, Inc., Class A*(b)	700,800	7,048,450
XPeng, Inc., Class A*(b)	549,400	2,699,503
Yadea Group Holdings Ltd.(a)	440,200	736,585

Total Automobiles		34,493,851

Banks - 1.2%
China Minsheng Banking Corp. Ltd., Class A	6,582,136	3,282,102
China Minsheng Banking Corp. Ltd., Class H(b)	5,392,400	1,865,416
Ping An Bank Co. Ltd., Class A	2,193,600	4,172,337

Total Banks		9,319,855

Beverages - 1.2%
JiuGui Liquor Co. Ltd., Class A	59,000	1,176,273
Nongfu Spring Co. Ltd., Class H(a)	1,557,900	8,802,541

Total Beverages		9,978,814

Biotechnology - 3.6%
Akeso, Inc.*(a)(b)	280,600	1,545,916
BeiGene Ltd.*	767,300	13,193,122
Chongqing Zhifei Biological Products Co. Ltd., Class A	203,300	2,580,753
Imeik Technology Development Co. Ltd., Class A	23,880	1,954,723
Innovent Biologics, Inc.*(a)	1,070,200	4,593,457
Walvax Biotechnology Co. Ltd., Class A	402,000	2,335,125
Zai Lab Ltd., ADR*	81,474	2,501,252

Total Biotechnology		28,704,348

Building Products - 0.5%
Xinyi Glass Holdings Ltd.	2,185,000	4,070,481

Capital Markets - 0.9%
East Money Information Co. Ltd., Class A	2,647,536	7,423,517

Chemicals - 1.8%
Dongyue Group Ltd.	1,222,900	1,345,904
Guangzhou Tinci Materials Technology Co. Ltd., Class A	306,600	1,943,600
Hengli Petrochemical Co. Ltd., Class A	485,800	1,090,423
Jiangsu Eastern Shenghong Co. Ltd., Class A	391,000	736,920
Ningxia Baofeng Energy Group Co. Ltd., Class A	539,600	941,337
Rongsheng Petrochemical Co. Ltd., Class A	801,800	1,425,402
Shanghai Putailai New Energy Technology Co. Ltd., Class A	146,300	1,097,221
Shenzhen Dynanonic Co. Ltd., Class A	31,457	1,043,846
Sichuan Yahua Industrial Group Co. Ltd., Class A	244,400	821,278
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	95,200	768,881
Tianqi Lithium Corp., Class A*	275,288	3,142,863

Total Chemicals		14,357,675

Communications Equipment - 0.4%
BYD Electronic International Co. Ltd.(b)	713,200	2,293,585
Hengtong Optic-electric Co. Ltd., Class A	436,969	951,134

Total Communications Equipment		3,244,719

Construction & Engineering - 0.4%
China Conch Venture Holdings Ltd.	1,358,663	2,952,347

Construction Materials - 0.1%
China Jushi Co. Ltd., Class A	566,100	1,121,752

Consumer Finance - 0.2%
Lufax Holding Ltd., ADR	655,740	1,272,136

Diversified Consumer Services - 0.6%
Koolearn Technology Holding Ltd.*(a)(b)	117,500	790,364
New Oriental Education & Technology Group, Inc.*	697,563	2,547,171
TAL Education Group, ADR*	193,470	1,363,964

Total Diversified Consumer Services		4,701,499

Electrical Equipment - 4.5%
Contemporary Amperex Technology Co. Ltd., Class A	312,359	17,761,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2022

Investments	Shares	Value
Ginlong Technologies Co. Ltd., Class A*	48,200	$1,254,314
Gotion High-tech Co. Ltd., Class A	219,800	915,880
Hongfa Technology Co. Ltd., Class A	193,000	931,965
Jiangsu Zhongtian Technology Co. Ltd., Class A	680,500	1,588,425
Jiangxi Special Electric Motor Co. Ltd., Class A*	366,400	924,096
Ming Yang Smart Energy Group Ltd., Class A	449,000	1,639,252
Ningbo Orient Wires & Cables Co. Ltd., Class A	110,600	1,084,284
Sungrow Power Supply Co. Ltd., Class A	242,000	3,910,419
Suzhou Maxwell Technologies Co. Ltd., Class A	25,456	1,515,252
TBEA Co. Ltd., Class A	774,700	2,248,347
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	648,315	1,030,730
Zhejiang Chint Electrics Co. Ltd., Class A	270,600	1,083,362

Total Electrical Equipment		35,887,699

Electronic Equipment, Instruments & Components - 3.6%
AAC Technologies Holdings, Inc.*(b)	524,700	1,199,322
BOE Technology Group Co. Ltd., Class A	8,206,800	4,009,190
Chaozhou Three-Circle Group Co. Ltd., Class A	305,500	1,355,992
Foxconn Industrial Internet Co. Ltd., Class A	1,201,100	1,593,632
GoerTek, Inc., Class A	638,400	1,552,899
Kingboard Holdings Ltd.	541,800	1,725,024
Luxshare Precision Industry Co. Ltd., Class A	1,168,076	5,360,199
Maxscend Microelectronics Co. Ltd., Class A	97,100	1,604,100
Sunny Optical Technology Group Co. Ltd.	635,100	7,555,338
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	346,900	1,239,922
Wingtech Technology Co. Ltd., Class A	201,200	1,529,025

Total Electronic Equipment, Instruments & Components		28,724,643

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment - 4.0%
Bilibili, Inc., Class Z*(b)	227,245	5,438,775
Kingsoft Corp. Ltd.	927,800	3,102,593
NetEase, Inc.	1,609,115	23,606,002

Total Entertainment		32,147,370

Food Products - 4.2%
China Feihe Ltd.(a)	2,897,100	2,464,685
Foshan Haitian Flavouring & Food Co. Ltd., Class A	415,956	4,785,491
Guangdong Haid Group Co. Ltd., Class A	181,703	1,621,155
Henan Shuanghui Investment & Development Co. Ltd., Class A	256,200	960,169
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,404,700	6,293,777
Muyuan Foods Co. Ltd., Class A	553,774	3,901,874
Tingyi Cayman Islands Holding Corp.(b)	1,635,000	2,886,668
Tongwei Co. Ltd., Class A	630,458	3,515,479
Uni-President China Holdings Ltd.	1,126,000	1,126,729
Want Want China Holdings Ltd.(b)	4,309,100	2,881,953
Wens Foodstuffs Group Co. Ltd., Class A	1,225,300	3,476,393

Total Food Products		33,914,373

Gas Utilities - 1.2%
ENN Energy Holdings Ltd.	690,000	9,689,236

Health Care Equipment & Supplies - 1.7%
Lepu Medical Technology Beijing Co. Ltd., Class A	324,100	1,075,985
Lifetech Scientific Corp.*	2,034,100	672,391
Microport Scientific Corp.*(b)	673,800	1,774,078
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	2,079,200	3,415,185
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	142,674	6,515,635

Total Health Care Equipment & Supplies		13,453,274

Health Care Providers & Services - 1.1%
Aier Eye Hospital Group Co. Ltd., Class A	778,992	3,498,165
Huadong Medicine Co. Ltd., Class A	195,440	1,321,982
Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	332,700	2,387,100
Topchoice Medical Corp., Class A*	60,800	1,344,413

Total Health Care Providers & Services		8,551,660

Hotels, Restaurants & Leisure - 3.0%
H World Group Ltd.	599,870	2,586,259
Haichang Ocean Park Holdings Ltd.*(a)(b)	1,560,000	319,797
Haidilao International Holding Ltd.*(a)(b)	541,000	1,552,656
Jiumaojiu International Holdings Ltd.(a)(b)	350,700	936,853
Tongcheng Travel Holdings Ltd.*(b)	482,000	1,159,772
Trip.com Group Ltd.*	222,377	7,795,354
Yum China Holdings, Inc.	180,600	10,158,092

Total Hotels, Restaurants & Leisure		24,508,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2022

Investments	Shares	Value

Household Durables - 1.1%
Gree Electric Appliances, Inc. of Zhuhai, Class A	530,100	$2,476,254
Haier Smart Home Co. Ltd., Class A	478,800	1,692,687
Haier Smart Home Co. Ltd., Class H	1,063,500	3,624,508
TCL Technology Group Corp., Class A	1,394,600	749,823

Total Household Durables		8,543,272

Household Products - 0.1%
Blue Moon Group Holdings Ltd.(a)(b)	1,366,800	917,627

Industrial Conglomerates - 0.1%
Fosun International Ltd.	1,073,700	874,923

Insurance - 6.5%
Ping An Insurance Group Co. of China Ltd., Class A	2,304,094	15,651,794
Ping An Insurance Group Co. of China Ltd., Class H	5,312,900	35,158,622
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	442,400	1,218,663

Total Insurance		52,029,079

Interactive Media & Services - 2.8%
Autohome, Inc., ADR	52,203	1,597,412
JOYY, Inc., ADR(b)	40,582	1,281,985
Kanzhun Ltd., ADR*	191,923	3,909,471
Kuaishou Technology*(a)	1,738,500	15,825,909

Total Interactive Media & Services		22,614,777

Internet & Direct Marketing Retail - 22.0%
Alibaba Group Holding Ltd.*	6,864,900	75,861,809
JD Health International, Inc.*(a)	488,850	4,468,888
JD.com, Inc., Class A	1,093,352	30,846,592
Meituan, Class B*(a)	1,941,900	43,465,997
Pinduoduo, Inc., ADR*	242,515	19,777,098
Vipshop Holdings Ltd., ADR*	168,893	2,303,700

Total Internet & Direct Marketing Retail		176,724,084

IT Services - 0.4%
Chindata Group Holdings Ltd., ADR*	86,237	687,309
GDS Holdings Ltd., Class A*	942,400	2,475,250

Total IT Services		3,162,559

Life Sciences Tools & Services - 5.2%
Genscript Biotech Corp.*	1,042,400	3,318,873
Hangzhou Tigermed Consulting Co. Ltd., Class A	154,767	2,344,260
Pharmaron Beijing Co. Ltd., Class A	169,650	1,667,358
WuXi AppTec Co. Ltd., Class A	537,147	6,288,459
WuXi AppTec Co. Ltd., Class H(a)	356,895	3,770,171
Wuxi Biologics Cayman, Inc.*(a)	3,195,400	24,503,000

Total Life Sciences Tools & Services		41,892,121

Machinery - 1.4%
Haitian International Holdings Ltd.	568,400	1,522,055
Ningbo Deye Technology Co. Ltd., Class A	22,080	1,056,952
Sany Heavy Industry Co. Ltd., Class A	1,515,048	3,459,789
Shenzhen Inovance Technology Co. Ltd., Class A	442,300	4,442,913
Wuxi Shangji Automation Co. Ltd., Class A	50,000	764,939

Total Machinery		11,246,648

Marine - 0.3%
SITC International Holdings Co. Ltd.	1,112,000	2,473,343

Media - 0.3%
Focus Media Information Technology Co. Ltd., Class A	2,510,324	2,423,664

Metals & Mining - 1.5%
China Hongqiao Group Ltd.	1,651,600	1,559,561
Ganfeng Lithium Group Co. Ltd., Class A	276,400	2,776,844
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	346,940	2,591,509
GEM Co. Ltd., Class A	1,164,300	1,250,316
Sinomine Resource Group Co. Ltd., Class A	90,800	874,817
YongXing Special Materials Technology Co. Ltd., Class A	49,725	662,415
Zhejiang Huayou Cobalt Co. Ltd., Class A	322,650	2,594,220

Total Metals & Mining		12,309,682

Oil, Gas & Consumable Fuels - 0.2%
Guanghui Energy Co. Ltd., Class A	962,100	1,254,275

Paper & Forest Products - 0.3%
Chengxin Lithium Group Co. Ltd., Class A	150,400	814,947
Nine Dragons Paper Holdings Ltd.	1,441,100	1,314,631

Total Paper & Forest Products		2,129,578

Personal Products - 0.4%
Hengan International Group Co. Ltd.	596,900	3,169,976

Pharmaceuticals - 2.3%
Asymchem Laboratories Tianjin Co. Ltd., Class A	55,847	1,194,614
China Medical System Holdings Ltd.	821,000	1,291,729
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	974,100	1,852,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2022

Investments	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	987,168	$5,497,385
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	63,468
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	298,504	1,520,380
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	329,400	1,055,100
Sino Biopharmaceutical Ltd.	8,564,150	5,014,531
Zhejiang NHU Co. Ltd., Class A	401,460	1,087,952

Total Pharmaceuticals		18,577,271

Real Estate Management & Development - 4.1%
C&D International Investment Group Ltd.(b)	489,000	1,425,345
Country Garden Holdings Co. Ltd.(b)	7,826,936	2,677,521
Country Garden Services Holdings Co. Ltd.	1,738,300	4,329,631
ESR Group Ltd.(a)	2,183,200	4,581,812
Evergrande Property Services Group Ltd.*†(a)	1,795,500	263,440
Gemdale Corp., Class A	1,015,800	1,501,931
KE Holdings, Inc., ADR*	675,232	9,426,239
Longfor Group Holdings Ltd.(a)(b)	1,590,200	4,950,943
Shimao Group Holdings Ltd.*†	561,400	83,370
Sunac China Holdings Ltd.*†	1,592,600	210,229
Wharf Holdings Ltd.	1,068,000	3,140,392

Total Real Estate Management & Development		32,590,853

Semiconductors & Semiconductor Equipment - 5.0%
Daqo New Energy Corp., ADR*	50,548	1,951,658
GCL Technology Holdings Ltd.*(b)	17,985,000	4,562,528
GigaDevice Semiconductor, Inc., Class A	184,926	2,738,803
Hangzhou First Applied Material Co. Ltd., Class A	138,780	1,332,670
Hangzhou Silan Microelectronics Co. Ltd., Class A	257,300	1,219,403
JA Solar Technology Co. Ltd., Class A	225,100	1,954,987
JCET Group Co. Ltd., Class A	337,007	1,122,732
JinkoSolar Holding Co. Ltd., ADR*(b)	35,705	1,459,620
LONGi Green Energy Technology Co. Ltd., Class A	1,477,768	9,026,135
Montage Technology Co. Ltd., Class A	219,829	1,988,957
SG Micro Corp., Class A	58,350	1,455,619
Shenzhen SC New Energy Technology Corp., Class A	65,000	1,071,175
Trina Solar Co. Ltd., Class A	246,390	2,270,583
Will Semiconductor Co. Ltd., Class A	189,566	2,112,149
Xinyi Solar Holdings Ltd.	4,210,765	4,661,274
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	158,600	1,456,979

Total Semiconductors & Semiconductor Equipment		40,385,272

Software - 1.6%
Beijing Kingsoft Office Software, Inc., Class A	47,939	1,832,586
Hundsun Technologies, Inc., Class A	382,710	2,238,009
Kingdee International Software Group Co. Ltd.*(b)	2,693,700	5,777,428
Thunder Software Technology Co. Ltd., Class A	77,600	1,124,938
Yonyou Network Technology Co. Ltd., Class A	606,913	2,120,163

Total Software		13,093,124

Specialty Retail - 0.4%
Pop Mart International Group Ltd.(a)(b)	354,500	900,222
Topsports International Holdings Ltd.(a)	1,427,200	1,131,893
Zhongsheng Group Holdings Ltd.	271,100	1,394,585

Total Specialty Retail		3,426,700

Technology Hardware, Storage & Peripherals - 0.2%
Ninestar Corp., Class A	208,800	1,565,959

Textiles, Apparel & Luxury Goods - 2.6%
ANTA Sports Products Ltd.	474,700	6,221,925
Bosideng International Holdings Ltd.	1,316,000	625,547
Li Ning Co. Ltd.	1,062,500	9,222,913
Shenzhou International Group Holdings Ltd.	344,100	3,870,874
Xtep International Holdings Ltd.(b)	565,200	629,291

Total Textiles, Apparel & Luxury Goods		20,570,550

Trading Companies & Distributors - 0.1%
Beijing United Information Technology Co. Ltd., Class A	82,400	1,053,276

Total China		798,802,879

Hong Kong - 0.0%

Specialty Retail - 0.0%
Super Hi International Holding Ltd.*(b)	57,199	72,846

United States - 0.3%

Biotechnology - 0.3%
Legend Biotech Corp., ADR*	49,361	2,464,101

TOTAL COMMON STOCKS (Cost: $960,437,809)		801,339,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $15,334,647)	15,334,647	$15,334,647

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $975,772,456)		816,674,473
Other Assets less Liabilities - (1.8)%		(14,723,707)

NET ASSETS - 100.0%		$801,950,766

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $557,039, which represents 0.07% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $48,780,722 and the total market value of the collateral held by the Fund was $51,982,899. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $36,648,252.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Real Estate Management & Development	32,033,814	—	557,039	*	32,590,853
Other	768,748,973	—	—		768,748,973
Investment of Cash Collateral for Securities Loaned	—	15,334,647	—		15,334,647

Total Investments in Securities	$800,782,787	$15,334,647	$557,039		$816,674,473

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 100.0%

Brazil - 4.1%
3R Petroleum Oleo E Gas SA*	115,346	$824,719
Ambev SA	2,881,719	7,925,102
Americanas SA	305,860	559,032
Arezzo Industria e Comercio SA	57,912	858,301
Atacadao SA	354,789	993,187
B3 SA - Brasil Bolsa Balcao	3,359,919	8,406,559
Banco Bradesco SA	982,626	2,506,932
Banco Santander Brasil SA	274,196	1,464,006
BR Malls Participacoes SA	350,583	551,132
BRF SA*	398,449	624,870
CCR SA	738,724	1,513,896
Cia Siderurgica Nacional SA	369,190	1,017,418
Cosan SA	825,425	2,676,505
Embraer SA*	513,102	1,390,689
Energisa SA	151,843	1,271,458
Engie Brasil Energia SA	120,281	862,966
Equatorial Energia SA	488,438	2,499,663
Grupo De Moda Soma SA	319,890	614,363
Hapvida Participacoes e Investimentos SA*(a)	2,956,261	2,844,416
Hypera SA	279,545	2,393,188
Itau Unibanco Holding SA	359,196	1,489,237
Localiza Rent a Car SA	450,515	4,539,495
Lojas Renner SA	580,600	2,252,131
Magazine Luiza SA*	1,293,875	671,475
Natura & Co. Holding SA	482,019	1,059,944
Petro Rio SA*	400,431	2,822,110
Raia Drogasil SA	676,745	3,040,370
Rede D’Or Sao Luiz SA(a)	464,825	2,604,198
Rumo SA	688,295	2,426,094
Sendas Distribuidora SA	529,587	1,952,945
Suzano SA	468,542	4,280,973
Telefonica Brasil SA	393,251	2,856,419
TIM SA	772,683	1,814,720
TOTVS SA	301,060	1,574,938
Transmissora Alianca de Energia Eletrica SA	117,989	774,786
Ultrapar Participacoes SA	439,004	1,048,504
Vibra Energia SA	768,144	2,262,349
WEG SA	847,307	6,180,178

Total Brazil		85,449,268

Chile - 0.3%
Banco de Chile	21,877,782	2,259,810
Banco Santander Chile	36,727,311	1,463,574
Empresas CMPC SA	772,776	1,284,317
Empresas COPEC SA	185,748	1,379,892

Total Chile		6,387,593

China - 29.8%
AAC Technologies Holdings, Inc.*(b)	700,000	1,600,010
Aier Eye Hospital Group Co. Ltd., Class A	521,347	2,341,177
Alibaba Group Holding Ltd.*	7,601,632	84,003,198
ANTA Sports Products Ltd.	532,700	6,982,134
Asymchem Laboratories Tianjin Co. Ltd., Class A	80	1,711
Autohome, Inc., ADR	49,125	1,503,225
BeiGene Ltd.*	426,100	7,326,456
Beijing Kingsoft Office Software, Inc., Class A	31,544	1,205,847
Beijing United Information Technology Co. Ltd., Class A	76,800	981,694
Bilibili, Inc., Class Z*(b)	190,894	4,568,767
BOE Technology Group Co. Ltd., Class A	6,688,800	3,267,616
Bosideng International Holdings Ltd.	1,816,000	863,216
BYD Co. Ltd., Class A	134,974	5,013,011
BYD Co. Ltd., Class H(b)	430,000	10,610,958
BYD Electronic International Co. Ltd.	476,500	1,532,380
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Venture Holdings Ltd.	880,900	1,914,178
China Feihe Ltd.(a)	2,004,000	1,704,887
China Hongqiao Group Ltd.	1,413,500	1,334,729
China Minsheng Banking Corp. Ltd., Class A	3,740,279	1,865,044
China Minsheng Banking Corp. Ltd., Class H(b)	5,028,000	1,739,358
Chongqing Zhifei Biological Products Co. Ltd., Class A	141,700	1,798,783
Contemporary Amperex Technology Co. Ltd., Class A	191,917	10,912,794
Country Garden Services Holdings Co. Ltd.	994,000	2,475,783
Daqo New Energy Corp., ADR*	32,089	1,238,956
East Money Information Co. Ltd., Class A	1,694,661	4,751,718
ENN Energy Holdings Ltd.	370,200	5,198,486
ESR Group Ltd.(a)	1,273,800	2,673,283
Evergrande Property Services Group Ltd.*†(a)(b)	2,120,500	311,125
Focus Media Information Technology Co. Ltd., Class A	2,338,300	2,257,578
Foshan Haitian Flavouring & Food Co. Ltd., Class A	273,739	3,149,313
Foxconn Industrial Internet Co. Ltd., Class A	1,724,500	2,288,084
Fuyao Glass Industry Group Co. Ltd., Class A	268,082	1,358,844
Fuyao Glass Industry Group Co. Ltd., Class H(a)	316,000	1,325,953
Ganfeng Lithium Group Co. Ltd., Class A	186,020	1,868,844
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	199,400	1,489,442
GCL Technology Holdings Ltd.*	10,406,000	2,639,848
GDS Holdings Ltd., Class A*	600,052	1,576,060
Geely Automobile Holdings Ltd.(b)	2,579,000	3,766,917
Gemdale Corp., Class A	842,600	1,245,843
Genscript Biotech Corp.*	682,000	2,171,404
GigaDevice Semiconductor, Inc., Class A	136,600	2,023,082
Ginlong Technologies Co. Ltd., Class A*	34,400	895,195
GoerTek, Inc., Class A	456,900	1,111,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

Investments	Shares	Value
Great Wall Motor Co. Ltd., Class H(b)	2,262,700	$2,945,443
Gree Electric Appliances, Inc. of Zhuhai, Class A	709,900	3,316,153
Guangdong Haid Group Co. Ltd., Class A	150,100	1,339,193
Guanghui Energy Co. Ltd., Class A	733,200	955,862
Guangzhou Tinci Materials Technology Co. Ltd., Class A	202,700	1,284,957
H World Group Ltd.	783,070	3,376,102
Haichang Ocean Park Holdings Ltd.*(a)(b)	1,968,000	403,436
Haidilao International Holding Ltd.*(a)(b)	631,300	1,811,814
Haier Smart Home Co. Ltd., Class A	759,500	2,685,037
Haier Smart Home Co. Ltd., Class H	992,400	3,382,192
Hangzhou First Applied Material Co. Ltd., Class A	111,260	1,068,402
Hangzhou Tigermed Consulting Co. Ltd., Class A	107,000	1,620,732
Hengan International Group Co. Ltd.	298,000	1,582,598
Hengli Petrochemical Co. Ltd., Class A	413,940	929,127
Hengtong Optic-electric Co. Ltd., Class A	370,500	806,453
Hundsun Technologies, Inc., Class A	255,371	1,493,357
Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	196,200	1,407,722
Imeik Technology Development Co. Ltd., Class A	19,500	1,596,194
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	955,800	4,282,475
Innovent Biologics, Inc.*(a)	614,000	2,635,379
JA Solar Technology Co. Ltd., Class A	163,680	1,421,556
JCET Group Co. Ltd., Class A	194,300	647,306
JD Health International, Inc.*(a)	560,550	5,124,343
JD Logistics, Inc.*(a)(b)	876,700	1,698,371
JD.com, Inc., Class A	1,215,909	34,304,276
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	655,313	3,649,336
Jiangsu Zhongtian Technology Co. Ltd., Class A	451,000	1,052,726
JinkoSolar Holding Co. Ltd., ADR*(b)	24,504	1,001,724
Jiumaojiu International Holdings Ltd.(a)(b)	395,000	1,055,196
JOYY, Inc., ADR	35,843	1,132,280
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	9,869
Kanzhun Ltd., ADR*	165,900	3,379,383
KE Holdings, Inc., ADR*	362,099	5,054,902
Kingboard Holdings Ltd.	343,000	1,092,070
Kingdee International Software Group Co. Ltd.*(b)	1,556,000	3,337,297
Kingsoft Corp. Ltd.	853,000	2,852,459
Kuaishou Technology*(a)	1,421,900	12,943,836
Li Auto, Inc., Class A*(b)	600,000	5,903,946
Li Ning Co. Ltd.	1,197,000	10,390,425
Lifetech Scientific Corp.*	2,296,000	758,965
Longfor Group Holdings Ltd.(a)	895,000	2,786,501
LONGi Green Energy Technology Co. Ltd., Class A	905,972	5,533,633
Lufax Holding Ltd., ADR	379,301	735,844
Luxshare Precision Industry Co. Ltd., Class A	754,300	3,461,417
Meituan, Class B*(a)	2,149,000	48,101,564
Microport Scientific Corp.*(b)	478,700	1,260,391
Ming Yang Smart Energy Group Ltd., Class A	247,700	904,327
Minth Group Ltd.	494,000	1,338,650
Montage Technology Co. Ltd., Class A	173,118	1,566,328
Muyuan Foods Co. Ltd., Class A	360,976	2,543,426
NetEase, Inc.	1,347,630	19,769,971
New Oriental Education & Technology Group, Inc.*	799,936	2,920,989
Nine Dragons Paper Holdings Ltd.	1,464,000	1,335,522
Ninestar Corp., Class A	231,600	1,736,954
Ningbo Deye Technology Co. Ltd., Class A	16,300	780,268
NIO, Inc., Class A*(b)	766,570	7,709,946
Nongfu Spring Co. Ltd., Class H(a)	856,200	4,837,753
Pharmaron Beijing Co. Ltd., Class A	138,044	1,356,727
Pinduoduo, Inc., ADR*	278,696	22,727,659
Ping An Bank Co. Ltd., Class A	1,329,426	2,528,635
Ping An Insurance Group Co. of China Ltd., Class A	1,378,500	9,364,201
Ping An Insurance Group Co. of China Ltd., Class H	2,905,000	19,224,114
Pop Mart International Group Ltd.(a)(b)	359,800	913,681
Rongsheng Petrochemical Co. Ltd., Class A	637,600	1,133,495
Sany Heavy Industry Co. Ltd., Class A	1,045,736	2,388,060
SF Holding Co. Ltd., Class A	408,573	3,410,852
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	1,240,600	2,037,744
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	348,773	1,776,417
Shanghai Putailai New Energy Technology Co. Ltd., Class A	98,700	740,230
Shenzhen Dynanonic Co. Ltd., Class A	23,000	763,215
Shenzhen Inovance Technology Co. Ltd., Class A	328,000	3,294,767
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	91,600	4,183,188
Shenzhou International Group Holdings Ltd.	366,600	4,123,983
Sino Biopharmaceutical Ltd.	4,381,000	2,565,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

Investments	Shares	Value
SITC International Holdings Co. Ltd.	820,000	$1,823,868
Sunac China Holdings Ltd.*†	1,722,000	227,310
Sungrow Power Supply Co. Ltd., Class A	157,000	2,536,924
Sunny Optical Technology Group Co. Ltd.	382,400	4,549,144
Suzhou Maxwell Technologies Co. Ltd., Class A	19,900	1,184,534
TAL Education Group, ADR*	297,553	2,097,749
TBEA Co. Ltd., Class A	536,200	1,556,168
TCL Technology Group Corp., Class A	2,672,300	1,436,793
Tianqi Lithium Corp., Class A*	178,700	2,040,153
Tingyi Cayman Islands Holding Corp.(b)	884,000	1,560,743
Tongcheng Travel Holdings Ltd.*	671,600	1,615,981
Tongwei Co. Ltd., Class A	411,358	2,293,761
Topsports International Holdings Ltd.(a)	1,720,000	1,364,109
Trina Solar Co. Ltd., Class A	161,490	1,488,196
Trip.com Group Ltd.*	260,070	9,116,670
Vipshop Holdings Ltd., ADR*	192,274	2,622,617
Walvax Biotechnology Co. Ltd., Class A	277,100	1,609,610
Want Want China Holdings Ltd.	2,712,000	1,813,803
Wens Foodstuffs Group Co. Ltd., Class A	831,500	2,359,112
Wharf Holdings Ltd.	703,000	2,067,130
Will Semiconductor Co. Ltd., Class A	165,640	1,845,565
Wingtech Technology Co. Ltd., Class A	158,370	1,203,537
WuXi AppTec Co. Ltd., Class A	365,973	4,284,500
WuXi AppTec Co. Ltd., Class H(a)	159,200	1,681,758
Wuxi Biologics Cayman, Inc.*(a)	1,739,500	13,338,852
Xinyi Glass Holdings Ltd.	1,172,000	2,183,343
Xinyi Solar Holdings Ltd.	2,823,753	3,125,866
XPeng, Inc., Class A*(b)	601,000	2,953,043
Xtep International Holdings Ltd.(b)	813,000	905,191
Yadea Group Holdings Ltd.(a)	754,000	1,261,666
Yum China Holdings, Inc.	201,050	11,308,330
Zai Lab Ltd., ADR*	46,787	1,436,361
Zhejiang Huayou Cobalt Co. Ltd., Class A	218,470	1,756,576
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	107,900	991,223
Zhejiang NHU Co. Ltd., Class A	321,880	872,291
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	365,000	1,005,452
Zhongsheng Group Holdings Ltd.	330,000	1,697,577
ZTO Express Cayman, Inc.(b)	198,512	5,381,859

Total China		627,074,233

Czech Republic - 0.1%
Komercni Banka AS	91,243	2,640,693

Hong Kong - 0.0%
Super Hi International Holding Ltd.*(b)	65,329	83,200

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	181,072	1,255,673
OTP Bank Nyrt	55,993	1,508,699
Richter Gedeon Nyrt	53,891	1,192,099

Total Hungary		3,956,471

India - 18.6%
Aarti Industries Ltd.	138,323	1,020,076
Aarti Pharmalabs Ltd.*†	42,326	194,209
ABB India Ltd.	28,981	939,877
ACC Ltd.	51,965	1,533,636
Adani Green Energy Ltd.*	179,526	4,192,050
Adani Total Gas Ltd.	141,771	6,328,285
Adani Transmission Ltd.*	143,973	4,506,009
Alkem Laboratories Ltd.	21,164	768,663
Ambuja Cements Ltd.	376,242	2,383,518
APL Apollo Tubes Ltd.	94,149	1,242,726
Apollo Hospitals Enterprise Ltd.	53,903	2,917,395
Ashok Leyland Ltd.	944,334	1,636,861
Asian Paints Ltd.	220,343	8,224,310
Astral Ltd.	58,557	1,390,065
Atul Ltd.	14,503	1,447,670
AU Small Finance Bank Ltd.(a)	197,135	1,559,471
Avenue Supermarts Ltd.*(a)	73,859	3,632,465
Axis Bank Ltd.	1,211,465	13,673,461
Bajaj Auto Ltd.	35,084	1,533,488
Bajaj Finserv Ltd.	259,936	4,863,314
Balkrishna Industries Ltd.	47,202	1,215,995
Bandhan Bank Ltd.*(a)	389,311	1,102,099
Bata India Ltd.	2,403	47,902
Berger Paints India Ltd.	130,788	919,057
Bharat Forge Ltd.	179,611	1,910,199
Bharti Airtel Ltd.	1,704,776	16,610,902
Biocon Ltd.	259,015	819,812
Britannia Industries Ltd.	60,893	3,170,477
CG Power & Industrial Solutions Ltd.*	379,046	1,238,440
Cipla Ltd.	278,914	3,627,433
Coforge Ltd.	23,168	1,087,717
Colgate-Palmolive India Ltd.	67,750	1,258,121
Crompton Greaves Consumer Electricals Ltd.	388,131	1,578,468
Cummins India Ltd.	84,535	1,410,518
Dabur India Ltd.	317,773	2,156,577
Deepak Nitrite Ltd.	25,763	618,243
Divi’s Laboratories Ltd.	68,000	2,805,483
Dixon Technologies India Ltd.	19,454	918,169
DLF Ltd.	419,661	1,902,247
Dr. Lal PathLabs Ltd.(a)	24,399	666,659
Dr. Reddy’s Laboratories Ltd.	59,019	3,023,038
Eicher Motors Ltd.	74,804	2,918,513
Emami Ltd.	159,701	820,511
Exide Industries Ltd.	22,977	50,062
Federal Bank Ltd.	1,084,512	1,822,814
Fortis Healthcare Ltd.*	273,145	944,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

Investments	Shares	Value
Godrej Consumer Products Ltd.*	213,393	$2,254,517
Godrej Properties Ltd.*	83,605	1,237,653
Grasim Industries Ltd.	213,683	4,451,622
Gujarat Fluorochemicals Ltd.	20,942	787,458
Havells India Ltd.	137,028	1,821,878
HCL Technologies Ltd.	487,508	6,124,345
HDFC Asset Management Co. Ltd.(a)	49,866	1,314,912
HDFC Life Insurance Co. Ltd.(a)	444,782	3,044,335
Hero MotoCorp Ltd.	64,701	2,141,984
Hindustan Unilever Ltd.	444,353	13,755,714
ICICI Bank Ltd., ADR	1,093,054	23,926,952
ICICI Lombard General Insurance Co. Ltd.(a)	131,201	1,961,434
ICICI Prudential Life Insurance Co. Ltd.(a)	214,048	1,167,652
IDFC First Bank Ltd.*	1,632,117	1,160,020
Indian Hotels Co. Ltd.	469,950	1,810,100
Indus Towers Ltd.	591,906	1,362,607
Info Edge India Ltd.	59,165	2,812,036
Infosys Ltd., ADR	1,637,024	29,482,802
InterGlobe Aviation Ltd.*(a)	46,672	1,132,641
Jindal Steel & Power Ltd.	241,929	1,697,860
JSW Steel Ltd.	445,999	4,140,572
Jubilant Foodworks Ltd.	210,742	1,301,822
Kotak Mahindra Bank Ltd.	508,215	11,224,899
Laurus Labs Ltd.(a)	181,951	825,301
Lupin Ltd.	115,742	1,026,471
Mahindra & Mahindra Ltd.	489,639	7,393,413
Marico Ltd.	256,732	1,582,193
Maruti Suzuki India Ltd.	64,387	6,533,339
Max Financial Services Ltd.*	133,399	1,092,443
Max Healthcare Institute Ltd.*	382,756	2,033,608
Motherson Sumi Wiring India Ltd.	1,617,913	1,140,147
Mphasis Ltd.	49,588	1,182,488
MRF Ltd.	1,605	1,717,628
Navin Fluorine International Ltd.	23,867	1,173,949
Nestle India Ltd.	18,903	4,479,780
Page Industries Ltd.	4,177	2,162,805
Persistent Systems Ltd.	25,193	1,178,769
PI Industries Ltd.	47,056	1,945,205
PVR Ltd.*	42,060	874,526
Reliance Industries Ltd., GDR(a)	19,966	1,227,909
Reliance Industries Ltd., GDR(a)(b)	766,841	47,160,721
Samvardhana Motherson International Ltd.	1,517,255	1,359,899
Shree Cement Ltd.	6,473	1,822,224
Siemens Ltd.	49,224	1,681,696
SRF Ltd.	76,184	2,109,126
Sun Pharmaceutical Industries Ltd.	541,022	6,548,766
Supreme Industries Ltd.	57,147	1,692,409
Tata Chemicals Ltd.	84,972	962,547
Tata Consumer Products Ltd.	338,316	3,136,365
Tata Elxsi Ltd.	17,529	1,331,869
Tata Motors Ltd.*	884,368	4,147,112
Tata Power Co. Ltd.	809,736	2,032,904
Tata Steel Ltd.	4,085,353	5,562,855
Tech Mahindra Ltd.	319,306	3,922,913
Titan Co. Ltd.	195,195	6,128,599
Torrent Pharmaceuticals Ltd.	61,836	1,158,986
Trent Ltd.	122,170	1,995,581
Tube Investments of India Ltd.	48,860	1,639,228
TVS Motor Co. Ltd.	122,621	1,608,761
UltraTech Cement Ltd.	62,376	5,246,920
United Spirits Ltd.*	180,715	1,916,916
Varun Beverages Ltd.	136,755	2,186,212
Vedanta Ltd.	580,402	2,163,616
Voltas Ltd.	136,168	1,316,499
Wipro Ltd.	710,138	3,371,289
Zee Entertainment Enterprises Ltd.	657,749	1,908,530
Zomato Ltd.*	1,014,445	727,144

Total India		391,157,081

Indonesia - 2.5%
Astra International Tbk PT	13,578,000	4,971,550
Bank Central Asia Tbk PT	36,190,800	19,876,752
Bank Jago Tbk PT*	2,929,900	700,127
Barito Pacific Tbk PT	25,327,456	1,228,343
Berkah Beton Sadaya Tbk PT	19,949,600	948,303
Chandra Asri Petrochemical Tbk PT	15,781,000	2,605,246
Charoen Pokphand Indonesia Tbk PT	5,173,600	1,877,684
Elang Mahkota Teknologi Tbk PT	37,464,600	2,478,788
GoTo Gojek Tokopedia Tbk PT*	646,052,100	3,776,505
Indofood CBP Sukses Makmur Tbk PT	1,538,600	988,341
Indofood Sukses Makmur Tbk PT	2,828,000	1,221,667
Kalbe Farma Tbk PT	14,686,700	1,971,749
Merdeka Copper Gold Tbk PT*	11,883,500	3,145,015
Sarana Menara Nusantara Tbk PT	24,702,900	1,745,508
Sumber Alfaria Trijaya Tbk PT	13,687,100	2,329,906
Unilever Indonesia Tbk PT	3,777,900	1,140,590
United Tractors Tbk PT	1,065,200	1,784,171

Total Indonesia		52,790,245

Malaysia - 1.2%
Genting Malaysia Bhd	3,946,500	2,410,008
Hong Leong Bank Bhd	1,059,408	4,944,706
Hong Leong Financial Group Bhd	406,600	1,716,858
MR DIY Group M Bhd(a)	4,243,200	1,926,538
Nestle Malaysia Bhd	89,100	2,831,782
PPB Group Bhd	1,025,500	4,060,095
Press Metal Aluminium Holdings Bhd	4,708,500	5,216,227
QL Resources Bhd	1,433,825	1,793,502

Total Malaysia		24,899,716

Mexico - 2.6%
Alfa SAB de CV, Class A	2,483,883	1,581,803
America Movil SAB de CV, Series L	11,528,396	10,459,251
Arca Continental SAB de CV	271,300	2,203,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

Investments	Shares	Value
Banco del Bajio SA(a)(b)	341,408	$1,078,329
Cemex SAB de CV, Series CPO*(b)	5,506,673	2,226,717
Coca-Cola Femsa SAB de CV	290,550	1,965,701
Corp. Inmobiliaria Vesta SAB de CV(b)	737,594	1,760,407
Fibra Uno Administracion SA de CV	1,541,025	1,815,645
Fomento Economico Mexicano SAB de CV	701,705	5,459,956
Grupo Aeroportuario del Pacifico SAB de CV, Class B	190,894	2,734,509
Grupo Aeroportuario del Sureste SAB de CV, Class B	84,334	1,967,609
Grupo Bimbo SAB de CV, Series A(b)	641,535	2,711,353
Grupo Financiero Banorte SAB de CV, Class O	855,728	6,143,756
Grupo Mexico SAB de CV, Series B	1,343,034	4,714,722
Grupo Televisa SAB, Series CPO(b)	1,723,987	1,567,643
Wal-Mart de Mexico SAB de CV(b)	1,976,385	6,956,356

Total Mexico		55,346,762

Philippines - 0.9%
ACEN Corp.	173,610	23,739
Ayala Corp.	132,140	1,647,971
Bank of the Philippine Islands	1,016,930	1,861,323
BDO Unibank, Inc.	1,012,468	1,920,378
Globe Telecom, Inc.	20,955	819,737
International Container Terminal Services, Inc.	328,940	1,180,530
JG Summit Holdings, Inc.	40	36
Jollibee Foods Corp.	275,010	1,135,028
Metropolitan Bank & Trust Co.	1,209,840	1,172,336
PLDT, Inc.	72,855	1,721,772
SM Investments Corp.	219,775	3,549,370
SM Prime Holdings, Inc.	5,075,600	3,233,301

Total Philippines		18,265,521

Poland - 0.8%
Asseco Poland SA	92,702	1,534,378
Bank Polska Kasa Opieki SA	159,922	3,153,777
CD Projekt SA(b)	84,784	2,505,876
Dino Polska SA*(a)	60,703	5,193,921
LPP SA	956	2,321,208
Santander Bank Polska SA	37,133	2,196,023

Total Poland		16,905,183

Russia - 0.0%
Evraz PLC*†	757,034	0
HeadHunter Group PLC, ADR†	35,535	0
Lukoil PJSC, ADR*†	474,585	0
Magnitogorsk Iron & Steel Works PJSC, GDR†(c)	101,979	0
Mobile TeleSystems PJSC, ADR*†	777,676	0
Novatek PJSC†	1,138,580	0
Novolipetsk Steel PJSC*†	948,540	0
Ozon Holdings PLC, ADR*†(b)	43,104	0
PhosAgro PJSC, GDR*†(c)	44,010	0
Polyus PJSC*†	37,593	0
Severstal PAO, GDR*†(c)	123,722	0
Sistema PJSFC*†	4,256,200	0
Surgutneftegas PJSC†	7,201,040	0
VK Co. Ltd., GDR*†	167,707	0
X5 Retail Group NV, GDR*†(c)	166,238	0
Yandex NV, Class A*†	402,553	0

Total Russia		0

Saudi Arabia - 3.2%
Abdullah Al Othaim Markets Co.	18,578	514,133
Advanced Petrochemical Co.	135,962	1,537,623
Al Rajhi Bank*	1,396,400	27,942,863
Alinma Bank*	663,997	5,751,225
Arab National Bank*	84,476	720,451
Bank Al-Jazira	259,404	1,317,038
Bank AlBilad*	330,471	3,908,844
Dallah Healthcare Co.	23,492	925,177
Dar Al Arkan Real Estate Development Co.*	558,495	1,726,906
Dr. Sulaiman Al Habib Medical Services Group Co.	51,951	3,049,598
Etihad Etisalat Co.	405,144	3,746,342
Jarir Marketing Co.	34,641	1,382,690
Mobile Telecommunications Co. Saudi Arabia*	412,346	1,103,832
Mouwasat Medical Services Co.*	31,382	1,745,300
Nahdi Medical Co.	41,634	1,852,370
National Industrialization Co.*	178,520	587,149
Sahara International Petrochemical Co.	244,544	2,209,225
Saudi British Bank	250,793	2,599,358
Saudi Cement Co.	47,438	643,784
Saudi Research & Media Group*	46,879	2,270,351
Savola Group	144,653	1,056,607

Total Saudi Arabia		66,590,866

South Africa - 4.4%
Absa Group Ltd.	398,213	4,537,966
Anglo American Platinum Ltd.	27,333	2,288,936
AngloGold Ashanti Ltd.	173,565	3,358,378
Aspen Pharmacare Holdings Ltd.	180,574	1,446,821
Bid Corp. Ltd.	164,432	3,187,652
Capitec Bank Holdings Ltd.	39,614	4,327,087
Clicks Group Ltd.	140,050	2,223,021
Discovery Ltd.*	218,919	1,587,050
FirstRand Ltd.	2,400,777	8,764,988
Gold Fields Ltd.	382,519	3,960,078
Growthpoint Properties Ltd.	3,415,154	2,918,386
Impala Platinum Holdings Ltd.	360,138	4,511,303
Mr. Price Group Ltd.	136,616	1,276,153
MultiChoice Group	353,346	2,434,692
Naspers Ltd., Class N	93,744	15,560,678
Nedbank Group Ltd.	251,503	3,142,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

Investments	Shares	Value
Northam Platinum Holdings Ltd.*	151,910	$1,671,144
Old Mutual Ltd.	2,822,898	1,735,381
Redefine Properties Ltd.	2,301,501	572,163
Remgro Ltd.	329,626	2,577,146
Sanlam Ltd.	797,092	2,282,358
Shoprite Holdings Ltd.	240,847	3,199,026
Sibanye Stillwater Ltd.	1,243,483	3,268,208
Standard Bank Group Ltd.	582,801	5,747,175
Vodacom Group Ltd.	522,276	3,766,281
Woolworths Holdings Ltd.	518,576	2,024,627

Total South Africa		92,368,896

South Korea - 12.9%
Alteogen, Inc.*	28,243	854,326
Amorepacific Corp.	12,846	1,396,857
Celltrion Healthcare Co. Ltd.	46,244	2,121,117
Celltrion, Inc.	42,435	5,386,174
CJ CheilJedang Corp.	5,037	1,515,681
Coway Co. Ltd.	29,515	1,304,775
CS Wind Corp.(b)	18,954	1,031,266
DB Insurance Co. Ltd.	32,175	1,661,548
Doosan Enerbility Co. Ltd.*	185,537	2,259,604
Ecopro BM Co. Ltd.(b)	22,582	1,644,763
GS Holdings Corp.	57,546	1,993,290
Hana Financial Group, Inc.	119,821	3,984,558
Hankook Tire & Technology Co. Ltd.	59,607	1,468,373
Hanwha Solutions Corp.*	54,247	1,844,698
HD Hyundai Co. Ltd.	36,014	1,626,255
HLB, Inc.*	43,857	985,005
HYBE Co. Ltd.*	15,053	2,065,398
Hyundai Engineering & Construction Co. Ltd.	52,643	1,452,939
Hyundai Glovis Co. Ltd.	9,805	1,267,788
Hyundai Motor Co.	62,993	7,522,296
Kakao Corp.	205,091	8,612,362
Kakao Games Corp.*	38,167	1,347,692
KakaoBank Corp.*(b)	145,959	2,804,906
KB Financial Group, Inc.	145,038	5,562,944
Kia Corp.	119,313	5,595,303
Korea Investment Holdings Co. Ltd.	48,244	2,033,535
Korea Shipbuilding & Offshore Engineering Co. Ltd.	27,952	1,562,836
Korea Zinc Co. Ltd.	5,712	2,547,701
Korean Air Lines Co. Ltd.*	97,278	1,765,544
Krafton, Inc.*(b)	26,740	3,552,645
Kumho Petrochemical Co. Ltd.(b)	11,940	1,189,751
L&F Co. Ltd.*	10,544	1,446,725
LG Chem Ltd.	16,667	7,908,422
LG Corp.	47,195	2,914,930
LG Electronics, Inc.	43,571	2,980,539
LG Energy Solution Ltd.*(b)	15,614	5,377,538
LG H&H Co. Ltd.	3,338	1,905,920
LG Innotek Co. Ltd.	6,291	1,256,210
LG Uplus Corp.	219,922	1,921,817
NAVER Corp.	108,468	15,225,836
NCSoft Corp.	10,410	3,688,161
OCI Co. Ltd.(b)	10,953	699,883
Pearl Abyss Corp.*	25,712	853,000
POSCO Chemical Co. Ltd.	12,884	1,834,021
POSCO Holdings, Inc.	30,329	6,631,845
Samsung Biologics Co. Ltd.*(a)	8,901	5,779,139
Samsung C&T Corp.	43,837	3,934,756
Samsung Electro-Mechanics Co. Ltd.	24,003	2,477,178
Samsung Electronics Co. Ltd.	1,795,576	78,525,388
Samsung Engineering Co. Ltd.*	74,814	1,316,419
Samsung Fire & Marine Insurance Co. Ltd.	14,348	2,269,356
Samsung Heavy Industries Co. Ltd.*	448,842	1,813,826
Samsung Life Insurance Co. Ltd.	38,163	2,142,802
Samsung SDI Co. Ltd.	19,589	9,155,476
Samsung SDS Co. Ltd.	19,129	1,860,709
Shinhan Financial Group Co. Ltd.	203,026	5,651,653
SK Hynix, Inc.	181,357	10,756,643
SK Innovation Co. Ltd.*	20,318	2,474,474
SK, Inc.(b)	20,162	3,013,537
Woori Financial Group, Inc.	300,457	2,744,388
Yuhan Corp.	61,002	2,759,442

Total South Korea		271,281,963

Switzerland - 0.0%
Mediclinic International PLC	808	4,823

Taiwan - 15.1%
Accton Technology Corp.(b)	242,000	1,846,367
Acer, Inc.(b)	1,614,000	1,236,671
Advantech Co. Ltd.	221,000	2,380,017
ASE Technology Holding Co. Ltd.(b)	1,514,062	4,625,609
Asia Cement Corp.	1,601,000	2,135,674
Asustek Computer, Inc.(b)	310,000	2,708,106
AUO Corp.*(b)	3,315,200	1,617,934
Catcher Technology Co. Ltd.	332,000	1,825,511
Cathay Financial Holding Co. Ltd.(b)	3,674,425	4,781,995
Cheng Shin Rubber Industry Co. Ltd.	1,303,000	1,437,156
China Development Financial Holding Corp.(b)	7,720,000	3,164,809
Chroma ATE, Inc.	249,000	1,466,350
Compal Electronics, Inc.	1,764,000	1,322,907
CTBC Financial Holding Co. Ltd.	7,503,672	5,395,427
Delta Electronics, Inc.	753,500	7,023,727
E.Sun Financial Holding Co. Ltd.(b)	6,138,291	4,803,107
Eclat Textile Co. Ltd.(b)	114,000	1,837,842
Eva Airways Corp.(b)	1,147,000	1,050,513
Evergreen Marine Corp. Taiwan Ltd.*	393,800	2,088,445
Far Eastern International Bank	715	256
Far Eastern New Century Corp.(b)	2,229,080	2,313,535
Far EasTone Telecommunications Co. Ltd.(b)	1,156,000	2,478,580
Feng TAY Enterprise Co. Ltd.	311,000	2,089,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

Investments	Shares	Value
Formosa Chemicals & Fibre Corp.	1,790,000	$4,105,839
Formosa Petrochemical Corp.	739,000	1,930,722
Formosa Plastics Corp.	1,878,000	5,303,652
Fubon Financial Holding Co. Ltd.(b)	3,354,118	6,143,933
Giant Manufacturing Co. Ltd.	195,853	1,277,628
Great Wall Enterprise Co. Ltd.	11,592	17,179
Hiwin Technologies Corp.	222,752	1,322,648
Hon Hai Precision Industry Co. Ltd.	4,616,068	15,003,667
Hotai Motor Co. Ltd.	194,000	3,711,409
Innolux Corp.*	6,465,765	2,324,566
Inventec Corp.	1,504,000	1,284,508
Largan Precision Co. Ltd.	40,000	2,654,910
Lien Hwa Industrial Holdings Corp.	105	171
Lite-On Technology Corp.	900,000	1,868,198
Lotes Co. Ltd.	49,000	1,316,849
MediaTek, Inc.	625,000	12,709,245
Merida Industry Co. Ltd.	137,000	744,384
Micro-Star International Co. Ltd.	366,000	1,423,012
momo.com, Inc.	200	4,178
Nan Ya Plastics Corp.	2,362,000	5,456,296
Nanya Technology Corp.(b)	636,000	1,059,465
Novatek Microelectronics Corp.(b)	236,000	2,422,541
Pegatron Corp.	747,000	1,543,313
Pou Chen Corp.	1,942,000	2,160,902
Powerchip Semiconductor Manufacturing Corp.	1,472,000	1,525,376
President Chain Store Corp.	263,000	2,327,471
Quanta Computer, Inc.	1,154,000	2,714,587
Realtek Semiconductor Corp.(b)	233,000	2,130,208
Ruentex Development Co. Ltd.(b)	917,000	1,290,373
Shanghai Commercial & Savings Bank Ltd.	2,280,159	3,267,915
Shin Kong Financial Holding Co. Ltd.(b)	7,411,000	2,114,638
SinoPac Financial Holdings Co. Ltd.(b)	5,880,000	3,204,438
Synnex Technology International Corp.(b)	714,000	1,375,244
TA Chen Stainless Pipe(b)	858,610	1,184,463
Taishin Financial Holding Co. Ltd.	5,700,494	2,800,588
Taiwan Cement Corp.	3,007,768	3,292,980
Taiwan Mobile Co. Ltd.(b)	1,274,000	3,925,357
Taiwan Semiconductor Manufacturing Co. Ltd.	8,130,000	118,634,966
Tatung Co. Ltd.*(b)	1,101,000	1,235,851
Uni-President Enterprises Corp.(b)	2,019,160	4,375,268
Unimicron Technology Corp.(b)	567,000	2,213,727
United Microelectronics Corp.*(b)	4,923,000	6,519,045
Voltronic Power Technology Corp.	36,000	1,809,634
Walsin Lihwa Corp.	1,226,977	1,884,248
Wan Hai Lines Ltd.(b)	523,750	1,364,948
Winbond Electronics Corp.	1,945,000	1,240,325
Wistron Corp.	1,487,000	1,422,388
Wiwynn Corp.(b)	49,000	1,270,615
WPG Holdings Ltd.	915,000	1,431,943
Yageo Corp.*(b)	247,847	3,636,804
Yuanta Financial Holding Co. Ltd.	6,053,817	4,274,140

Total Taiwan		317,886,782

Thailand - 2.5%
Advanced Info Service PCL, NVDR	1,113,300	6,268,038
Bangkok Expressway & Metro PCL, NVDR	4,876,600	1,379,838
BTS Group Holdings PCL, NVDR	6,869,000	1,665,933
Bumrungrad Hospital PCL, NVDR	342,300	2,095,210
Carabao Group PCL, NVDR(b)	479,600	1,339,723
Central Pattana PCL, NVDR	1,343,200	2,753,492
Central Retail Corp. PCL, NVDR	2,358,183	3,149,010
CP ALL PCL, NVDR	4,066,500	8,013,242
Delta Electronics Thailand PCL, NVDR	238,900	5,725,047
Energy Absolute PCL, NVDR	1,180,900	3,307,270
Gulf Energy Development PCL, NVDR	3,647,600	5,818,677
Home Product Center PCL, NVDR(b)	4,348,500	1,946,059
Indorama Ventures PCL, NVDR	2,441,300	2,872,325
Intouch Holdings PCL, NVDR(b)	1,449,600	3,233,192
Minor International PCL, NVDR*(b)	1,977,800	1,841,607
True Corp. PCL, NVDR(b)	14,964,000	2,091,115

Total Thailand		53,499,778

Turkey - 0.7%
Akbank TAS	3,159,579	3,299,755
BIM Birlesik Magazalar AS	248,956	1,820,672
Enka Insaat ve Sanayi AS(b)	1,030,493	1,824,330
KOC Holding AS	575,847	2,574,769
Turkcell Iletisim Hizmetleri AS	802,774	1,624,460
Turkiye Petrol Rafinerileri AS*(b)	67,079	1,898,831
Turkiye Sise ve Cam Fabrikalari AS	800,494	1,835,370

Total Turkey		14,878,187

United States - 0.1%
Gen Digital, Inc.	10,855	230,223
Legend Biotech Corp., ADR*	29,897	1,492,458

Total United States		1,722,681

TOTAL COMMON STOCKS (Cost: $2,271,438,352)		2,103,189,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

Investments	Principal Amount		Value
CORPORATE BONDS - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24, Series N3 (Cost: $45,084)	3,280,857	INR	$38,592

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d) (Cost: $26,724,231)	26,724,231		26,724,231

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $2,298,207,667)			2,129,952,765
Other Assets less Liabilities - (1.3)%			(27,958,437)

NET ASSETS - 100.0%			$2,101,994,328

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $732,644, which represents 0.03% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $120,111,108 and the total market value of the collateral held by the Fund was $132,446,786. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $105,722,555.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
China	$626,535,798	$—	$538,435	*	$627,074,233
India	390,962,872	—	194,209	*	391,157,081
Russia	—	—	0	*	0
Other	1,084,958,628	—	—		1,084,958,628
Corporate Bonds	—	38,592	—		38,592
Investment of Cash Collateral for Securities Loaned	—	26,724,231	—		26,724,231

Total Investments in Securities	$2,102,457,298	$26,762,823	$732,644		$2,129,952,765

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 13.4%
Banco do Brasil SA	1,982,691	$13,042,068
Banco Santander Brasil SA	268,741	1,434,880
BB Seguridade Participacoes SA	737,558	4,709,140
BrasilAgro - Co. Brasileira de Propriedades Agricolas	122,871	697,233
Caixa Seguridade Participacoes SA	420,906	665,669
Cia de Saneamento do Parana	399,240	1,365,647
Cia Paranaense de Energia, UNIT	270,315	1,970,628
CPFL Energia SA	478,262	3,007,396
Dexco SA	727,276	933,933
EDP - Energias do Brasil SA	567,654	2,235,243
Energisa SA	338,871	2,837,537
Engie Brasil Energia SA	363,685	2,609,288
Grendene SA	363,247	414,864
JBS SA	1,503,874	6,263,590
Kepler Weber SA	157,562	600,734
Klabin SA	615,105	2,326,558
Mahle-Metal Leve SA	78,149	455,447
Movida Participacoes SA	224,106	324,290
Petroleo Brasileiro SA	11,086,482	58,878,726
Porto Seguro SA	119,551	524,193
Santos Brasil Participacoes SA	975,041	1,442,316
Sao Martinho SA	214,730	1,078,581
SIMPAR SA	266,747	341,533
SLC Agricola SA	90,420	803,372
Telefonica Brasil SA	667,865	4,851,105
Transmissora Alianca de Energia Eletrica SA	832,853	5,469,012
Vale SA	6,779,769	114,131,515

Total Brazil		233,414,498

Chile - 1.1%
Aguas Andinas SA, Class A	3,539,205	813,816
Banco de Chile	41,765,643	4,314,076
Banco Santander Chile	50,164,967	1,999,062
Cencosud SA	1,478,705	2,421,261
Empresa Nacional de Telecomunicaciones SA	335,266	1,153,036
Empresas COPEC SA	775,771	5,763,078
Quinenco SA	642,749	2,165,256
Ripley Corp. SA	2,851,285	464,967

Total Chile		19,094,552

China - 24.6%
A-Living Smart City Services Co. Ltd.(a)(b)	892,750	1,076,340
Agricultural Bank of China Ltd., Class A	6,189,800	2,603,369
Agricultural Bank of China Ltd., Class H	21,875,000	7,511,259
Angang Steel Co. Ltd., Class A	942,000	363,520
Anhui Conch Cement Co. Ltd., Class A	375,600	1,486,364
Anhui Conch Cement Co. Ltd., Class H(b)	2,115,000	7,397,805
Anhui Expressway Co. Ltd., Class H	998,000	804,287
BAIC Motor Corp. Ltd., Class H(a)	3,640,000	965,387
Bank of Beijing Co. Ltd., Class A	2,080,749	1,296,173
Bank of China Ltd., Class A	4,198,300	1,917,461
Bank of China Ltd., Class H	89,768,000	32,664,030
Bank of Chongqing Co. Ltd., Class A	568,895	557,478
Bank of Communications Co. Ltd., Class A	3,262,100	2,234,816
Bank of Communications Co. Ltd., Class H	24,835,000	14,286,978
Bank of Guiyang Co. Ltd., Class A	998,100	791,977
Bank of Jiangsu Co. Ltd., Class A	1,474,570	1,553,671
Bank of Shanghai Co. Ltd., Class A	1,106,800	945,416
Beijing Jingneng Clean Energy Co. Ltd., Class H	1,846,000	435,190
BOE Technology Group Co. Ltd., Class A	6,377,500	3,115,539
China Cinda Asset Management Co. Ltd., Class H	11,079,000	1,533,043
China CITIC Bank Corp. Ltd., Class H	12,099,000	5,363,589
China Communications Services Corp. Ltd., Class H	3,176,000	1,159,726
China Conch Venture Holdings Ltd.	1,436,000	3,120,399
China Construction Bank Corp., Class A	1,019,100	829,261
China Construction Bank Corp., Class H	92,231,054	57,785,105
China East Education Holdings Ltd.(a)(b)	839,000	669,699
China Everbright Bank Co. Ltd., Class A	2,291,900	1,016,951
China Everbright Bank Co. Ltd., Class H	2,369,000	722,390
China Galaxy Securities Co. Ltd., Class H	4,731,000	2,309,446
China Life Insurance Co. Ltd., Class H	4,017,000	6,896,623
China Medical System Holdings Ltd.	1,271,000	1,999,741
China Merchants Securities Co. Ltd., Class H(a)(b)	373,200	365,791
China Minsheng Banking Corp. Ltd., Class A	2,422,400	1,207,900
China Minsheng Banking Corp. Ltd., Class H(b)	6,325,500	2,188,207
China Nonferrous Mining Corp. Ltd.(b)	1,608,000	826,153
China Pacific Insurance Group Co. Ltd., Class H	1,616,600	3,599,832
China Petroleum & Chemical Corp., Class A	5,914,700	3,727,222
China Petroleum & Chemical Corp., Class H	45,722,000	22,084,951
China Railway Group Ltd., Class H	3,999,000	2,110,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2022

Investments	Shares	Value
China Reinsurance Group Corp., Class H	4,754,000	$301,505
China Risun Group Ltd.	1,379,000	538,882
China Shenhua Energy Co. Ltd., Class A	925,100	3,692,993
China Shenhua Energy Co. Ltd., Class H	9,077,000	26,225,197
China Suntien Green Energy Corp. Ltd., Class H(b)	1,894,000	788,666
China Vanke Co. Ltd., Class A	1,078,000	2,835,674
China Vanke Co. Ltd., Class H(b)	2,101,800	4,254,792
China Yongda Automobiles Services Holdings Ltd.	2,574,000	1,912,786
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,147,200	585,302
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,333,000	798,097
COSCO Shipping Holdings Co. Ltd., Class A	1,856,116	2,760,493
COSCO Shipping Holdings Co. Ltd., Class H(b)	6,069,500	6,190,074
CSC Financial Co. Ltd., Class H(a)	713,500	624,374
Daan Gene Co. Ltd., Class A	369,600	831,204
Excellence Commercial Property & Facilities Management Group Ltd.(b)	470,000	227,023
Fangda Special Steel Technology Co. Ltd., Class A	747,400	650,303
FAW Jiefang Group Co. Ltd., Class A	360,000	402,206
Focus Media Information Technology Co. Ltd., Class A	2,896,447	2,796,457
Foxconn Industrial Internet Co. Ltd., Class A	883,300	1,171,971
Fufeng Group Ltd.	2,421,000	1,473,392
G-bits Network Technology Xiamen Co. Ltd., Class A	9,700	438,591
Gemdale Corp., Class A	766,509	1,133,337
GF Securities Co. Ltd., Class H	654,600	941,020
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,223,000	5,712,996
Guangdong Provincial Expressway Development Co. Ltd., Class A	402,516	454,942
Guotai Junan Securities Co. Ltd., Class H(a)	976,000	1,099,179
Haitong Securities Co. Ltd., Class H	1,774,000	1,091,000
Hengli Petrochemical Co. Ltd., Class A	371,200	833,193
Huatai Securities Co. Ltd., Class H(a)	801,200	916,690
Huaxia Bank Co. Ltd., Class A	959,400	719,670
Hunan Valin Steel Co. Ltd., Class A	1,008,400	685,010
Industrial & Commercial Bank of China Ltd., Class A	3,593,400	2,254,039
Industrial & Commercial Bank of China Ltd., Class H	76,260,823	39,278,728
Industrial Bank Co. Ltd., Class A	2,403,100	6,109,473
Jiangsu Expressway Co. Ltd., Class H	1,783,727	1,629,475
Jizhong Energy Resources Co. Ltd., Class A	422,900	388,741
KWG Living Group Holdings Ltd.(b)	2,272,000	503,598
Livzon Pharmaceutical Group, Inc., Class H	213,000	716,372
Longfor Group Holdings Ltd.(a)(b)	2,174,000	6,768,551
Metallurgical Corp. of China Ltd., Class H	2,957,000	655,431
Nanjing Iron & Steel Co. Ltd., Class A	1,533,000	697,941
NetDragon Websoft Holdings Ltd.	448,500	963,089
New China Life Insurance Co. Ltd., Class A	105,100	456,927
PetroChina Co. Ltd., Class A	2,559,300	1,838,416
PetroChina Co. Ltd., Class H	49,004,000	22,414,529
PICC Property & Casualty Co. Ltd., Class H	4,634,000	4,399,508
Ping An Insurance Group Co. of China Ltd., Class A	815,200	5,537,683
Ping An Insurance Group Co. of China Ltd., Class H	3,549,500	23,489,154
Postal Savings Bank of China Co. Ltd., Class A	829,700	554,025
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	4,414,000	2,742,862
Shaanxi Coal Industry Co. Ltd., Class A	939,100	2,521,875
Shanghai Construction Group Co. Ltd., Class A	1,035,000	388,937
Shanghai Pudong Development Bank Co. Ltd., Class A	1,437,000	1,512,009
Shenzhen Expressway Corp. Ltd., Class H	1,626,000	1,402,056
Shui On Land Ltd.(b)	6,716,000	851,875
Sinopec Engineering Group Co. Ltd., Class H	2,959,500	1,300,596
Sinotrans Ltd., Class H	3,564,000	1,159,849
Tangshan Jidong Cement Co. Ltd., Class A	389,200	462,955
TangShan Port Group Co. Ltd., Class A	2,067,300	818,691
Tingyi Cayman Islands Holding Corp.(b)	2,942,000	5,194,237
Uni-President China Holdings Ltd.	1,519,000	1,519,983
West China Cement Ltd.	4,428,000	521,946
Xiamen ITG Group Corp. Ltd., Class A	356,500	367,895
Xinte Energy Co. Ltd., Class H(b)	460,800	852,530
Xinyi Energy Holdings Ltd.(b)	2,392,000	793,763
Yankuang Energy Group Co. Ltd., Class H	2,636,000	8,038,078
Zangge Mining Co. Ltd., Class A	157,300	590,428
Zhejiang Expressway Co. Ltd., Class H	1,946,000	1,498,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2022

Investments	Shares	Value
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	400,400	$484,379
Zhuzhou Kibing Group Co. Ltd., Class A	475,700	783,110
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	988,600	777,294

Total China		427,850,556

Czech Republic - 0.7%
CEZ AS	269,895	9,182,536
Komercni Banka AS(b)	51,234	1,482,780
Moneta Money Bank AS(a)	432,765	1,453,258

Total Czech Republic		12,118,574

India - 5.3%
Bharat Petroleum Corp. Ltd.	974,859	3,894,487
Castrol India Ltd.	552,684	822,713
CESC Ltd.	731,010	675,078
Coal India Ltd.	4,584,021	12,469,889
GAIL India Ltd.	5,729,928	6,652,479
Hindustan Petroleum Corp. Ltd.	854,532	2,428,904
Indian Oil Corp. Ltd.	8,769,342	8,108,965
Indus Towers Ltd.	1,319,066	3,036,578
Mindspace Business Parks REIT(a)	283,512	1,145,665
National Aluminium Co. Ltd.	1,459,621	1,418,512
NHPC Ltd.	5,502,130	2,643,656
NMDC Ltd.	2,441,118	3,630,842
NMDC Steel Ltd.*†	2,360,452	1,057,111
Oil & Natural Gas Corp. Ltd.	6,116,707	10,850,076
Oil India Ltd.	528,803	1,330,796
Oracle Financial Services Software Ltd.	26,191	957,144
Petronet LNG Ltd.	1,252,825	3,262,676
Power Grid Corp. of India Ltd.	5,843,997	15,095,638
SJVN Ltd.	1,516,548	627,847
Steel Authority of India Ltd.	3,020,388	3,017,467
Vardhman Textiles Ltd.*	194,196	774,977
Vedanta Ltd.	2,358,289	8,791,204

Total India		92,692,704

Indonesia - 1.4%
Adaro Energy Indonesia Tbk PT	33,363,700	8,251,180
Astra Agro Lestari Tbk PT	726,300	374,406
Bukit Asam Tbk PT	13,642,700	3,233,760
Erajaya Swasembada Tbk PT	12,579,900	316,770
Gudang Garam Tbk PT	1,000,700	1,157,064
Hanjaya Mandala Sampoerna Tbk PT	14,799,000	798,533
Indo Tambangraya Megah Tbk PT	1,202,500	3,014,457
Indocement Tunggal Prakarsa Tbk PT	1,982,800	1,260,942
Indosat Tbk PT	4,958,600	1,966,877
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,968,200	580,440
Matahari Department Store Tbk PT	3,096,200	944,721
Perusahaan Gas Negara Tbk PT	20,673,200	2,337,230
Puradelta Lestari Tbk PT	38,058,000	388,709

Total Indonesia		24,625,089

Malaysia - 2.6%
Astro Malaysia Holdings Bhd	5,060,400	746,711
British American Tobacco Malaysia Bhd	325,200	828,319
Bursa Malaysia Bhd	420,600	634,958
Malayan Banking Bhd	5,206,383	10,282,754
MISC Bhd	1,563,300	2,661,691
Petronas Chemicals Group Bhd	4,830,400	9,430,520
Petronas Gas Bhd	1,087,700	4,227,338
RHB Bank Bhd	4,647,400	6,108,614
Sime Darby Bhd	4,004,800	2,091,042
Sime Darby Plantation Bhd	3,317,100	3,501,592
Ta Ann Holdings Bhd	823,699	706,829
TIME dotCom Bhd	2,203,200	2,450,779
United Plantations Bhd	536,600	1,863,787

Total Malaysia		45,534,934

Mexico - 2.8%
Alfa SAB de CV, Class A	5,945,846	3,786,473
Alpek SAB de CV(b)	802,005	1,135,477
Banco del Bajio SA(a)(b)	1,306,037	4,125,086
Bolsa Mexicana de Valores SAB de CV	528,051	1,019,399
FIBRA Macquarie Mexico(a)	1,125,225	1,642,171
Fibra Uno Administracion SA de CV	6,059,321	7,139,130
Genomma Lab Internacional SAB de CV, Class B(b)	891,599	775,055
Grupo Mexico SAB de CV, Series B	5,405,211	18,974,996
Kimberly-Clark de Mexico SAB de CV, Class A	1,779,930	3,020,554
Megacable Holdings SAB de CV, Series CPO(b)	390,482	1,037,558
Orbia Advance Corp. SAB de CV	2,010,876	3,560,031
Qualitas Controladora SAB de CV(b)	202,675	893,601
Regional SAB de CV	153,046	1,100,218
TF Administradora Industrial S de Real de CV	624,464	897,573

Total Mexico		49,107,322

Philippines - 0.3%
DMCI Holdings, Inc.	6,151,400	1,324,603
Manila Electric Co.	345,600	1,853,040
PLDT, Inc.	106,734	2,522,429

Total Philippines		5,700,072

Poland - 1.0%
Bank Polska Kasa Opieki SA	137,505	2,711,697
Cyfrowy Polsat SA	364,052	1,461,603
Polski Koncern Naftowy Orlen SA	494,607	7,243,900
Powszechna Kasa Oszczednosci Bank Polski SA	820,088	5,663,259

Total Poland		17,080,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2022

Investments	Shares	Value
Russia - 0.0%
Evraz PLC†*	2,288,532	$0
Magnit PJSC, GDR†*(c)	200,621	0
Magnitogorsk Iron & Steel Works PJSC, GDR†(c)	298,929	0
MMC Norilsk Nickel PJSC, ADR†*	148,532	0
Mobile TeleSystems PJSC, ADR†*	1,549,581	0
Novolipetsk Steel PJSC†*	5,213,400	0
PhosAgro PJSC, GDR†*(c)	97,648	0
Polyus PJSC, GDR†*(c)	35,479	0
Sberbank of Russia PJSC†*	9,700,476	0
Severstal PAO, GDR†*(c)	775,843	0
Tatneft PJSC†	1,374,967	0

Total Russia		0

Saudi Arabia - 1.0%
Arabian Cement Co.	59,956	535,264
Arabian Centres Co. Ltd.	201,220	1,022,699
Sahara International Petrochemical Co.	799,515	7,222,867
Saudi Cement Co.	91,695	1,244,397
Saudi Industrial Investment Group	508,086	2,971,722
Yanbu National Petrochemical Co.*	339,566	3,758,901

Total Saudi Arabia		16,755,850

South Africa - 8.2%
Absa Group Ltd.	572,412	6,523,108
AECI Ltd.	160,877	828,259
African Rainbow Minerals Ltd.	238,383	4,034,928
Anglo American Platinum Ltd.	94,784	7,937,457
Astral Foods Ltd.	66,346	634,605
AVI Ltd.	572,830	2,532,033
Equites Property Fund Ltd.	1,438,043	1,423,253
Exxaro Resources Ltd.	877,817	11,211,191
FirstRand Ltd.	3,339,592	12,192,504
Growthpoint Properties Ltd.	9,149,826	7,818,893
Hyprop Investments Ltd.	923,080	1,825,002
Impala Platinum Holdings Ltd.	1,398,586	17,519,519
Investec Ltd.	203,381	1,284,952
JSE Ltd.	90,857	579,210
KAP Industrial Holdings Ltd.	3,426,538	894,142
Momentum Metropolitan Holdings	971,880	982,447
Motus Holdings Ltd.	312,549	2,033,084
MultiChoice Group	616,530	4,248,133
Nedbank Group Ltd.	608,590	7,603,530
Old Mutual Ltd.	4,016,673	2,469,256
Redefine Properties Ltd.	11,574,466	2,877,461
Resilient REIT Ltd.	857,338	2,708,311
Royal Bafokeng Platinum Ltd.	153,146	1,484,207
Sanlam Ltd.	1,291,012	3,696,627
SPAR Group Ltd.(b)	171,307	1,142,718
Standard Bank Group Ltd.	1,000,194	9,863,212
Thungela Resources Ltd.	561,986	9,468,052
Tiger Brands Ltd.	149,338	1,843,313
Truworths International Ltd.	1,214,000	3,924,184
Vodacom Group Ltd.	1,425,828	10,282,052

Total South Africa		141,865,643

South Korea - 6.0%
BNK Financial Group, Inc.	315,542	1,622,003
Daishin Securities Co. Ltd.	40,179	409,893
DB Insurance Co. Ltd.	50,036	2,583,907
DGB Financial Group, Inc.	167,861	927,915
GS Engineering & Construction Corp.	106,862	1,787,372
Hana Financial Group, Inc.	280,516	9,328,349
HD Hyundai Co. Ltd.	72,724	3,283,939
Hyosung Corp.	18,685	991,509
iMarketKorea, Inc.	53,277	425,542
Industrial Bank of Korea(b)	326,637	2,536,635
JB Financial Group Co. Ltd.	116,995	730,004
KB Financial Group, Inc.(b)	337,817	12,956,998
KCC Glass Corp.	12,996	379,757
Korea Gas Corp.	43,004	1,231,115
Korean Reinsurance Co.	92,541	498,382
KT&G Corp.	117,649	8,513,154
Kumho Petrochemical Co. Ltd.	27,409	2,731,146
LG Uplus Corp.	213,909	1,869,272
LX International Corp.	44,130	1,184,827
LX Semicon Co. Ltd.	11,916	675,664
POSCO Holdings, Inc.	112,053	24,501,902
S-Oil Corp.	51,082	3,369,109
Samsung Fire & Marine Insurance Co. Ltd.	22,323	3,530,724
SeAH Besteel Holdings Corp.	11,123	143,381
Shinhan Financial Group Co. Ltd.	406,977	11,329,055
SK Discovery Co. Ltd.	6,912	165,352
SSANGYONG C&E Co. Ltd.(b)	183,069	833,909
Woori Financial Group, Inc.	570,445	5,210,471

Total South Korea		103,751,286

Taiwan - 28.9%
Acer, Inc.(b)	4,875,000	3,735,298
Arcadyan Technology Corp.	162,000	504,413
ASE Technology Holding Co. Ltd.(b)	7,598,000	23,212,643
Asia Cement Corp.(b)	3,535,000	4,715,557
Asia Optical Co., Inc.	229,000	450,765
Asustek Computer, Inc.(b)	1,384,000	12,090,384
AUO Corp.*(b)	15,302,000	7,467,912
BES Engineering Corp.	2,510,000	664,749
Capital Securities Corp.(b)	2,389,000	843,346
Catcher Technology Co. Ltd.	604,000	3,321,111
Cathay Financial Holding Co. Ltd.(b)	6,913,479	8,997,386
Chang Wah Electromaterials, Inc.	409,000	403,205
Cheng Loong Corp.(b)	1,132,000	1,007,311
Chicony Electronics Co. Ltd.	1,116,386	3,134,620
Chicony Power Technology Co. Ltd.	271,000	643,653
China Development Financial Holding Corp.(b)	12,300,000	5,042,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2022

Investments	Shares	Value
China General Plastics Corp.(b)	975,000	$837,468
China Steel Corp.(b)	34,735,000	33,677,767
ChipMOS Technologies, Inc.	1,070,000	1,166,241
Chong Hong Construction Co. Ltd.	358,000	858,441
Chun Yuan Steel Industry Co. Ltd.(b)	687,000	356,514
Chung Hung Steel Corp.(b)	1,617,000	1,407,322
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	521,000	1,139,113
Cleanaway Co. Ltd.	108,000	632,493
Compal Electronics, Inc.(b)	6,052,000	4,538,680
Continental Holdings Corp.	808,000	736,087
CTBC Financial Holding Co. Ltd.	10,368,000	7,454,989
CTCI Corp.	837,000	1,139,674
Daxin Materials Corp.	118,000	249,549
Eastern Media International Corp.(b)	461,000	350,225
Edom Technology Co. Ltd.(b)	376,000	328,467
Elan Microelectronics Corp.(b)	620,000	1,734,802
Elite Material Co. Ltd.(b)	264,000	1,468,790
Elite Semiconductor Microelectronics Technology, Inc.(b)	541,000	1,144,117
Eternal Materials Co. Ltd.*(b)	927,000	942,518
Everlight Electronics Co. Ltd.	681,000	818,693
Farglory Land Development Co. Ltd.(b)	495,000	914,773
Feng Hsin Steel Co. Ltd.(b)	636,000	1,318,124
FLEXium Interconnect, Inc.*	372,000	1,186,120
Formosa Chemicals & Fibre Corp.(b)	4,569,000	10,480,210
Formosa International Hotels Corp.*	112,000	938,329
Formosa Plastics Corp.(b)	10,054,000	28,393,460
Formosan Union Chemical	738,000	534,252
Fubon Financial Holding Co. Ltd.(b)	7,369,668	13,499,449
Fusheng Precision Co. Ltd.	111,000	760,212
Getac Holdings Corp.(b)	655,000	940,875
Gigabyte Technology Co. Ltd.(b)	1,022,000	3,541,280
Global Mixed Mode Technology, Inc.(b)	157,000	727,904
Goldsun Building Materials Co. Ltd.	1,728,000	1,419,596
Greatek Electronics, Inc.(b)	818,000	1,277,480
Highwealth Construction Corp.(b)	1,982,817	2,599,845
Holtek Semiconductor, Inc.(b)	316,000	701,183
Holy Stone Enterprise Co. Ltd.	217,000	642,482
Hon Hai Precision Industry Co. Ltd.	9,729,000	31,622,297
Hsin Kuang Steel Co. Ltd.(b)	535,000	746,742
Huaku Development Co. Ltd.	337,000	975,842
Huang Hsiang Construction Corp.	447,000	588,282
Hung Sheng Construction Ltd.	426,000	313,933
IBF Financial Holdings Co. Ltd.	1,676,748	616,461
Innolux Corp.*(b)	15,611,000	5,612,453
Inventec Corp.(b)	3,452,000	2,948,219
ITE Technology, Inc.	233,000	555,673
ITEQ Corp.(b)	413,000	975,543
Kindom Development Co. Ltd.	1,003,000	952,892
King Yuan Electronics Co. Ltd.	2,703,000	3,183,569
King’s Town Bank Co. Ltd.(b)	372,000	410,301
KMC Kuei Meng International, Inc.*(b)	33,000	150,315
Lelon Electronics Corp.	151,000	263,331
Lite-On Technology Corp.(b)	2,707,000	5,619,124
Longchen Paper & Packaging Co. Ltd.(b)	1,067,453	567,840
Macronix International Co. Ltd.(b)	2,597,000	2,851,711
MediaTek, Inc.(b)	2,994,000	60,882,367
Micro-Star International Co. Ltd.(b)	1,710,000	6,648,501
Mirle Automation Corp.	320,000	394,072
Namchow Holdings Co. Ltd.	233,000	344,927
Nan Ya Plastics Corp.(b)	15,045,000	34,754,437
Nanya Technology Corp.(b)	1,380,000	2,298,840
Nichidenbo Corp.	385,000	658,880
Novatek Microelectronics Corp.(b)	993,000	10,193,148
Pegatron Corp.(b)	3,058,000	6,317,873
Powerchip Semiconductor Manufacturing Corp.	3,201,000	3,317,071
Powertech Technology, Inc.(b)	1,513,000	3,898,736
President Securities Corp.	851,000	433,315
Primax Electronics Ltd.(b)	589,000	1,063,575
Promate Electronic Co. Ltd.	464,000	572,914
Qisda Corp.	2,274,000	2,082,709
Quanta Computer, Inc.(b)	4,404,990	10,361,985
Raydium Semiconductor Corp.(b)	95,000	941,176
Realtek Semiconductor Corp.(b)	830,000	7,588,294
Shin Kong Financial Holding Co. Ltd.(b)	6,522,776	1,861,195
Sigurd Microelectronics Corp.	668,000	1,055,177
Sitronix Technology Corp.(b)	209,000	1,206,992
Standard Foods Corp.(b)	649,000	841,459
Stark Technology, Inc.	155,000	433,196
Supreme Electronics Co. Ltd.	707,539	824,125
Synnex Technology International Corp.	2,385,000	4,593,776
Systex Corp.	370,000	836,655
T3EX Global Holdings Corp.(b)	227,000	561,305
Taita Chemical Co. Ltd.(b)	462,200	336,851
Taiwan Cogeneration Corp.	323,000	341,018
Taiwan Glass Industry Corp.(b)	1,885,000	1,303,257
Taiwan Hon Chuan Enterprise Co. Ltd.	427,000	1,208,667
Taiwan Paiho Ltd.	358,000	661,593
Taiwan PCB Techvest Co. Ltd.	611,000	719,630
Taiwan Sakura Corp.	214,000	432,379
Taiwan Secom Co. Ltd.	349,000	1,135,495
Taiwan Surface Mounting Technology Corp.(b)	344,000	996,112
Taiwan-Asia Semiconductor Corp.	528,000	579,786
Test Research, Inc.(b)	320,000	663,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2022

Investments	Shares	Value
Ton Yi Industrial Corp.	969,000	$537,536
Tong Hsing Electronic Industries Ltd.*	128,700	799,782
Topco Scientific Co. Ltd.	314,435	1,677,778
Transcend Information, Inc.	253,000	543,281
Tripod Technology Corp.	657,000	2,009,338
TSRC Corp.	890,000	783,280
Tung Ho Steel Enterprise Corp.(b)	887,000	1,520,877
TXC Corp.(b)	671,000	1,805,459
U-Ming Marine Transport Corp.(b)	665,000	1,051,520
United Integrated Services Co. Ltd.	263,000	1,565,909
United Microelectronics Corp.*(b)	16,169,000	21,411,017
Universal Cement Corp.	752,000	543,163
USI Corp.(b)	1,418,000	1,019,596
Visual Photonics Epitaxy Co. Ltd.(b)	263,000	590,425
Wah Lee Industrial Corp.	164,000	447,144
Walsin Technology Corp.(b)	396,000	1,017,846
Weikeng Industrial Co. Ltd.	762,000	652,034
Wistron Corp.	4,878,561	4,666,581
WPG Holdings Ltd.(b)	2,019,280	3,160,104
WT Microelectronics Co. Ltd.	421,000	836,918
Yang Ming Marine Transport Corp.(b)	4,207,000	8,965,480
YC INOX Co. Ltd.(b)	467,000	439,871
YFY, Inc.	1,312,000	1,043,693
Yuanta Financial Holding Co. Ltd.(b)	7,908,810	5,583,809

Total Taiwan		502,063,919

Thailand - 2.0%
Bangkok Chain Hospital PCL, NVDR(b)	2,938,200	1,739,082
Banpu PCL, NVDR	4,716,700	1,865,708
Chularat Hospital PCL, NVDR(b)	11,351,300	1,206,086
Dynasty Ceramic PCL, NVDR(b)	10,804,700	879,724
IRPC PCL, NVDR(b)	14,270,800	1,244,343
Kiatnakin Phatra Bank PCL, NVDR	465,400	990,999
Land & Houses PCL, NVDR(b)	8,005,400	2,288,248
Major Cineplex Group PCL, NVDR	992,400	521,486
Northeast Rubber PCL, NVDR(b)	2,522,825	462,536
Polyplex Thailand PCL, NVDR	280,387	204,411
Precious Shipping PCL, NVDR(b)	1,958,600	910,451
PTT Global Chemical PCL, NVDR(b)	2,104,400	2,870,879
PTT PCL, NVDR	15,146,200	14,540,527
Quality Houses PCL, NVDR	9,038,800	600,238
Ratch Group PCL, NVDR	665,600	821,550
Regional Container Lines PCL, NVDR(b)	718,800	638,172
Somboon Advance Technology PCL, NVDR	735,000	445,648
Star Petroleum Refining PCL, NVDR(b)	5,195,800	1,605,170
Thanachart Capital PCL, NVDR	932,600	1,144,377
TTW PCL, NVDR	2,429,577	631,332

Total Thailand		35,610,967

Turkey - 0.4%
Dogus Otomotiv Servis ve Ticaret AS	102,965	1,078,081
Ford Otomotiv Sanayi AS(b)	64,335	1,802,597
Iskenderun Demir ve Celik AS	349,106	621,023
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	1,055,296	1,014,171
Tofas Turk Otomobil Fabrikasi AS	168,247	1,489,277
Turk Traktor ve Ziraat Makineleri AS	21,636	762,828

Total Turkey		6,767,977

TOTAL COMMON STOCKS (Cost: $1,808,864,117)		1,734,034,402

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d) (Cost: $21,838,000)	21,838,000	21,838,000

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $1,830,702,117)		1,755,872,402
Other Assets less Liabilities - (0.9)%		(15,931,258)

NET ASSETS - 100.0%		$1,739,941,144

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,057,111, which represents 0.06% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $246,482,330 and the total market value of the collateral held by the Fund was $275,770,968. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $253,932,968.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2022

(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree Global High Dividend Fund^	$1,246,049	$2,710,335	$3,787,576	$(142,331)	$(26,477)	$—	$33,405

^	As of December 31, 2022, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/4/2023	391,028	USD	6,630,000	ZAR	$1,372	$—
State Street Bank and Trust	1/3/2023	1,510,000	BRL	285,768	USD	230	—

						$1,602	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
India	$91,635,593	$—	$1,057,111	*	$92,692,704
Russia	—	—	0	*	0
Other	1,641,341,698	—	—		1,641,341,698
Investment of Cash Collateral for Securities Loaned	—	21,838,000	—		21,838,000

Total Investments in Securities	$1,732,977,291	$21,838,000	$1,057,111		$1,755,872,402

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,602	$—		$1,602

Total - Net	$1,732,977,291	$21,839,602	$1,057,111		$1,755,874,004

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 97.7%

Brazil - 5.3%
Ambev SA	1,697	$4,667
Banco do Brasil SA	623	4,098
BB Seguridade Participacoes SA	817	5,216
CCR SA	1,766	3,619
Centrais Eletricas Brasileiras SA	283	2,258
Cia de Saneamento Basico do Estado de Sao Paulo	260	2,815
CPFL Energia SA	1,271	7,992
Energisa SA	1,098	9,194
Engie Brasil Energia SA	1,306	9,370
Equatorial Energia SA	1,719	8,797
Hypera SA	739	6,327
JBS SA	505	2,103
Klabin SA	2,139	8,090
Suzano SA	874	7,986
Telefonica Brasil SA	1,714	12,450
TIM SA	4,649	10,919
Vibra Energia SA	2,030	5,979

Total Brazil		111,880

Chile - 2.7%
Banco de Chile	160,814	16,611
Banco de Credito e Inversiones SA	553	15,831
Cencosud SA	3,399	5,566
Empresas CMPC SA	4,841	8,045
Enel Americas SA	85,914	11,446

Total Chile		57,499

China - 25.6%
3SBio, Inc.(a)	10,000	10,634
Agricultural Bank of China Ltd., Class H	52,000	17,855
Anhui Gujing Distillery Co. Ltd., Class B	500	8,008
Bank of Chengdu Co. Ltd., Class A	3,100	6,855
Bank of China Ltd., Class H	46,000	16,738
Bank of Communications Co. Ltd., Class H	30,000	17,258
Bank of Jiangsu Co. Ltd., Class A	9,100	9,588
Beijing Enterprises Holdings Ltd.	3,500	11,211
China CITIC Bank Corp. Ltd., Class H	39,000	17,289
China Coal Energy Co. Ltd., Class H(b)	11,000	8,950
China Construction Bank Corp., Class H	27,000	16,916
China Everbright Bank Co. Ltd., Class H	25,000	7,623
China Galaxy Securities Co. Ltd., Class H	31,500	15,377
China Railway Group Ltd., Class H	17,000	8,974
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	2,706
China Shenhua Energy Co. Ltd., Class H	4,000	11,557
COSCO Shipping Holdings Co. Ltd., Class H	6,000	6,119
Daan Gene Co. Ltd., Class A	1,400	3,149
Daqo New Energy Corp., ADR*	352	13,591
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	700	5,973
Hengan International Group Co. Ltd.	3,500	18,588
Hubei Xingfa Chemicals Group Co. Ltd., Class A	400	1,677
Industrial & Commercial Bank of China Ltd., Class H	33,000	16,997
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,600	14,003
Jiangsu Expressway Co. Ltd., Class H	12,000	10,962
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	3,800	6,201
Lenovo Group Ltd.	18,000	14,783
People’s Insurance Co. Group of China Ltd., Class H	50,000	16,592
PetroChina Co. Ltd., Class H	32,000	14,637
PICC Property & Casualty Co. Ltd., Class H	16,000	15,190
Power Construction Corp. of China Ltd., Class A	1,700	1,740
Shaanxi Coal Industry Co. Ltd., Class A	2,100	5,639
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,800	11,169
Shanghai Baosight Software Co. Ltd., Class B	4,940	15,289
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,800	4,384
Sichuan Hebang Biotechnology Co. Ltd., Class A	14,100	6,195
Sino Biopharmaceutical Ltd.	17,000	9,954
Sinopharm Group Co. Ltd., Class H	2,000	5,084
TBEA Co. Ltd., Class A	2,100	6,095
Tencent Holdings Ltd.	400	17,117
Tingyi Cayman Islands Holding Corp.(b)	10,000	17,656
Tongwei Co. Ltd., Class A	1,200	6,691
Unigroup Guoxin Microelectronics Co. Ltd., Class A	400	7,621
Vipshop Holdings Ltd., ADR*	1,389	18,946
Want Want China Holdings Ltd.	24,000	16,051
Yankuang Energy Group Co. Ltd., Class H	4,000	12,197
Yealink Network Technology Corp. Ltd., Class A	700	6,130
Yum China Holdings, Inc.	254	13,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2022

Investments	Shares	Value
Zhejiang Expressway Co. Ltd., Class H	12,000	$9,240

Total China		537,080

Czech Republic - 0.1%
CEZ AS	71	2,416

Hong Kong - 0.4%
Orient Overseas International Ltd.	500	9,033

Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	1,702	11,803

India - 13.9%
Adani Power Ltd.*	1,772	6,416
Asian Paints Ltd.	283	10,563
Axis Bank Ltd.	1,421	16,038
Bajaj Auto Ltd.	257	11,233
Bharat Electronics Ltd.	1,392	1,681
Britannia Industries Ltd.	138	7,185
Cipla Ltd.	614	7,985
Coal India Ltd.	2,161	5,879
Colgate-Palmolive India Ltd.	436	8,097
Container Corp. of India Ltd.	226	2,018
Divi’s Laboratories Ltd.	118	4,868
Dr. Reddy’s Laboratories Ltd.	155	7,939
Eicher Motors Ltd.	244	9,520
GAIL India Ltd.	3,174	3,685
Grasim Industries Ltd.	472	9,833
HCL Technologies Ltd.	1,199	15,063
Hero MotoCorp Ltd.	291	9,634
Indus Towers Ltd.	5,269	12,130
ITC Ltd.	1,358	5,442
Jindal Steel & Power Ltd.	1,155	8,106
Kotak Mahindra Bank Ltd.	686	15,152
Mahindra & Mahindra Ltd.	851	12,850
Maruti Suzuki India Ltd.	93	9,437
NTPC Ltd.	3,781	7,607
Oil & Natural Gas Corp. Ltd.	2,436	4,321
Page Industries Ltd.	16	8,285
Petronet LNG Ltd.	2,549	6,638
Power Grid Corp. of India Ltd.	1,844	4,763
Sun Pharmaceutical Industries Ltd.	689	8,340
Tata Consultancy Services Ltd.	395	15,549
Tata Elxsi Ltd.	149	11,321
Tata Steel Ltd.	6,548	8,916
Torrent Pharmaceuticals Ltd.	377	7,066
Vedanta Ltd.	2,206	8,224

Total India		291,784

Indonesia - 5.8%
Adaro Energy Indonesia Tbk PT	52,500	12,984
Astra International Tbk PT	28,800	10,545
Bank Central Asia Tbk PT	30,400	16,696
Bank Mandiri Persero Tbk PT	12,700	8,097
Bank Negara Indonesia Persero Tbk PT	13,800	8,177
Bank Rakyat Indonesia Persero Tbk PT	28,200	8,949
Indah Kiat Pulp & Paper Tbk PT	17,500	9,808
Indofood CBP Sukses Makmur Tbk PT	11,500	7,387
Indofood Sukses Makmur Tbk PT	19,200	8,294
Kalbe Farma Tbk PT	74,300	9,975
Telkom Indonesia Persero Tbk PT	27,000	6,504
United Tractors Tbk PT	7,800	13,065

Total Indonesia		120,481

Malaysia - 2.7%
Genting Malaysia Bhd	18,300	11,175
IOI Corp. Bhd	1,600	1,471
Kuala Lumpur Kepong Bhd	400	2,031
MISC Bhd	1,200	2,043
MR DIY Group M Bhd(a)	21,600	9,807
Petronas Chemicals Group Bhd	2,300	4,490
Petronas Gas Bhd	1,400	5,441
RHB Bank Bhd	7,720	10,147
Sime Darby Bhd	4,300	2,245
Sime Darby Plantation Bhd	1,700	1,795
Telekom Malaysia Bhd	5,200	6,375

Total Malaysia		57,020

Mexico - 5.1%
Alfa SAB de CV, Class A	15,719	10,010
America Movil SAB de CV, Series L	15,950	14,471
Arca Continental SAB de CV	1,234	10,020
Coca-Cola Femsa SAB de CV	1,278	8,646
Fomento Economico Mexicano SAB de CV	1,075	8,365
Gruma SAB de CV, Class B	570	7,627
Grupo Bimbo SAB de CV, Series A	1,838	7,768
Grupo Financiero Inbursa SAB de CV, Class O*(b)	7,884	13,286
Orbia Advance Corp. SAB de CV	4,483	7,937
Promotora y Operadora de Infraestructura SAB de CV	1,401	11,471
Wal-Mart de Mexico SAB de CV	1,900	6,687

Total Mexico		106,288

Philippines - 2.8%
Aboitiz Equity Ventures, Inc.	6,080	6,295
Bank of the Philippine Islands	4,890	8,950
GT Capital Holdings, Inc.	400	3,122
International Container Terminal Services, Inc.	2,190	7,860
Jollibee Foods Corp.	2,070	8,543
Manila Electric Co.	1,200	6,434
Metro Pacific Investments Corp.	69,000	4,235
Metropolitan Bank & Trust Co.	7,430	7,200
PLDT, Inc.	265	6,263

Total Philippines		58,902

Russia - 0.0%
Lukoil PJSC, ADR*†	113	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2022

Investments	Shares		Value
Magnit PJSC, GDR*†(c)	33		$0
MMC Norilsk Nickel PJSC, ADR*†	40		0
Mobile TeleSystems PJSC, ADR*†	1,696		0
Novolipetsk Steel PJSC*†	3,110		0
PhosAgro PJSC, GDR*†(c)	182		0
Polyus PJSC*†	59		0
Rosneft Oil Co. PJSC†	1,588		0
Sberbank of Russia PJSC, ADR*†	639		0
Severstal PAO, GDR*†(c)	475		0
VTB Bank PJSC*†	16,536,000		0
X5 Retail Group NV, GDR*†(c)	223		0

Total Russia			0

South Africa - 7.6%
Aspen Pharmacare Holdings Ltd.	311		2,492
Bid Corp. Ltd.	305		5,913
Bidvest Group Ltd.	295		3,717
Clicks Group Ltd.	405		6,428
Exxaro Resources Ltd.	934		11,929
FirstRand Ltd.	4,478		16,349
Foschini Group Ltd.	412		2,446
Gold Fields Ltd.	546		5,652
Mr. Price Group Ltd.	923		8,622
MTN Group Ltd.	475		3,554
Nedbank Group Ltd.	1,314		16,417
Old Mutual Ltd.	25,220		15,504
Pepkor Holdings Ltd.(a)	7,284		8,562
Remgro Ltd.	2,050		16,028
Sasol Ltd.	144		2,280
Shoprite Holdings Ltd.	488		6,482
Standard Bank Group Ltd.	1,575		15,531
Woolworths Holdings Ltd.	2,667		10,412

Total South Africa			158,318

South Korea - 7.4%
BGF Retail Co. Ltd.	54		8,989
Cheil Worldwide, Inc.	678		12,359
CJ CheilJedang Corp.	23		6,921
DB Insurance Co. Ltd.	327		16,887
GS Holdings Corp.	302		10,461
Hyundai Glovis Co. Ltd.	68		8,792
Kia Corp.	168		7,879
KT&G Corp.	115		8,321
LG Uplus Corp.	1,374		12,007
Meritz Financial Group, Inc.	311		10,502
Meritz Fire & Marine Insurance Co. Ltd.	319		12,538
Orion Corp.	74		7,491
POSCO Holdings, Inc.	43		9,403
Samsung Electronics Co. Ltd.	336		14,694
SD Biosensor, Inc.	196		4,673
Seegene, Inc.	181		3,893

Total South Korea			155,810

Taiwan - 11.9%
ASE Technology Holding Co. Ltd.	5,000		15,275
Catcher Technology Co. Ltd.	3,000		16,496
Cheng Shin Rubber Industry Co. Ltd.	9,000		9,927
Chunghwa Telecom Co. Ltd.	2,000		7,353
Evergreen Marine Corp. Taiwan Ltd.*	400		2,121
Far Eastern New Century Corp.	10,000		10,379
Far EasTone Telecommunications Co. Ltd.	6,000		12,865
Inventec Corp.	22,000		18,789
Lite-On Technology Corp.	8,000		16,606
Micro-Star International Co. Ltd.	4,000		15,552
Novatek Microelectronics Corp.	1,000		10,265
Pou Chen Corp.	9,000		10,014
President Chain Store Corp.	1,000		8,850
Taiwan Mobile Co. Ltd.	5,000		15,406
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000		58,369
Uni-President Enterprises Corp.	3,000		6,501
Yang Ming Marine Transport Corp.	1,000		2,131
Zhen Ding Technology Holding Ltd.	4,000		13,665

Total Taiwan			250,564

Thailand - 2.8%
Bangkok Dusit Medical Services PCL, NVDR	7,400		6,196
Bumrungrad Hospital PCL, NVDR	900		5,509
Indorama Ventures PCL, NVDR	9,600		11,295
Kasikornbank PCL, NVDR	4,100		17,461
PTT Exploration & Production PCL, NVDR	1,300		6,625
Ratch Group PCL, NVDR	3,100		3,826
Thai Union Group PCL, NVDR	15,900		7,758

Total Thailand			58,670

Turkey - 3.0%
Akbank TAS	13,746		14,356
Ford Otomotiv Sanayi AS	357		10,003
KOC Holding AS	2,247		10,047
Turk Hava Yollari AO*	309		2,326
Turkiye Is Bankasi AS, Class C	23,502		16,032
Turkiye Sise ve Cam Fabrikalari AS	4,055		9,297

Total Turkey			62,061

TOTAL COMMON STOCKS (Cost: $2,121,918)			2,049,609

	Principal Amount
CORPORATE BONDS - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24, Series N3 (Cost: $124)	9,164	INR	108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2022

Investments	Shares	Value
PREFERRED STOCKS - 2.1%

Brazil - 1.8%
Banco Bradesco SA	4,368	$12,534
Cia Energetica de Minas Gerais	1,386	2,924
Gerdau SA	1,294	7,198
Itau Unibanco Holding SA	2,744	12,993
Petroleo Brasileiro SA	529	2,455

Total Brazil		38,104

Chile - 0.3%
Sociedad Quimica y Minera de Chile SA, Class B	68	5,476

TOTAL PREFERRED STOCKS (Cost: $44,789)		43,580

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d) (Cost: $23,759)	23,759	23,759
TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $2,190,590)		2,117,056
Other Assets less Liabilities - (0.9)%		(18,437)

NET ASSETS - 100.0%		$2,098,619

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,915 and the total market value of the collateral held by the Fund was $23,759.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/11/2023	290,700	USD	24,099,005	INR	$—	$(483)
UBS AG	1/11/2023	61,500	USD	1,158,571	TRY	—	(22)

						$—	$(505)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,049,609	—	—		2,049,609
Corporate Bonds	—	108	—		108
Preferred Stocks	43,580	—	—		43,580
Investment of Cash Collateral for Securities Loaned	—	23,759	—		23,759

Total Investments in Securities	$2,093,189	$23,867	$0		$2,117,056

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(505)	$—		$(505)

Total - Net	$2,093,189	$23,362	$0		$2,116,551

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 98.8%

Brazil - 3.7%
Ambev SA	88,386	$243,073
Banco do Brasil SA	20,677	136,013
BB Seguridade Participacoes SA	29,883	190,796
Cosan SA	51,421	166,737
JBS SA	35,328	147,140
Localiza Rent a Car SA	20,798	209,565
Lojas Renner SA	24,960	96,819
Raia Drogasil SA	34,246	153,855
Suzano SA	16,059	146,728
TOTVS SA	28,653	149,893
Vale SA	52,828	889,313
WEG SA	34,953	254,944

Total Brazil		2,784,876

Chile - 0.9%
Banco de Chile	1,624,679	167,817
Banco Santander Chile	3,432,018	136,765
Cencosud SA	114,904	188,146
Empresas COPEC SA	23,539	174,868

Total Chile		667,596

China - 29.9%
A-Living Smart City Services Co. Ltd.(a)(b)	84,000	101,274
ANTA Sports Products Ltd.	60,400	791,667
BOE Technology Group Co. Ltd., Class A	199,500	97,460
Bosideng International Holdings Ltd.	672,000	319,428
China Coal Energy Co. Ltd., Class H(b)	214,000	174,107
China Galaxy Securities Co. Ltd., Class H	458,500	223,818
China International Capital Corp. Ltd., Class H(a)	98,000	187,086
China Jushi Co. Ltd., Class A	47,800	94,718
China Medical System Holdings Ltd.	338,000	531,796
China Mengniu Dairy Co. Ltd.*	144,000	653,124
China Merchants Bank Co. Ltd., Class H	66,500	371,908
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	18,700	67,704
China Petroleum & Chemical Corp., Class H	494,000	238,615
China Resources Beer Holdings Co. Ltd.	68,000	475,262
China Resources Gas Group Ltd.	97,300	365,267
China Shenhua Energy Co. Ltd., Class A	31,200	124,550
CITIC Securities Co. Ltd., Class H	93,000	188,027
Country Garden Services Holdings Co. Ltd.	128,000	318,813
CSPC Pharmaceutical Group Ltd.	380,000	399,234
Daan Gene Co. Ltd., Class A	27,560	61,980
Do-Fluoride New Materials Co. Ltd., Class A	15,100	72,719
Dongyue Group Ltd.	168,000	184,898
Ecovacs Robotics Co. Ltd., Class A	10,200	107,531
ENN Energy Holdings Ltd.	52,200	733,012
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	23,000	171,801
GigaDevice Semiconductor, Inc., Class A	6,100	90,343
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,900	77,987
Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,300	65,294
Haitian International Holdings Ltd.	72,000	192,801
Henan Shenhuo Coal & Power Co. Ltd., Class A	45,500	98,381
Hoshine Silicon Industry Co. Ltd., Class A	5,600	67,130
Huafon Chemical Co. Ltd., Class A	64,800	63,687
Hubei Xingfa Chemicals Group Co. Ltd., Class A	20,300	85,086
Inner Mongolia ERDOS Resources Co. Ltd., Class A	41,400	90,892
Jafron Biomedical Co. Ltd., Class A	10,200	45,657
JCET Group Co. Ltd., Class A	25,400	84,620
JiuGui Liquor Co. Ltd., Class A	3,300	65,792
Jizhong Energy Resources Co. Ltd., Class A	92,900	85,396
Keda Industrial Group Co. Ltd.	36,200	74,348
Kingboard Holdings Ltd.	74,000	235,607
Lenovo Group Ltd.	600,000	492,764
Li Ning Co. Ltd.	62,500	542,524
Longfor Group Holdings Ltd.(a)(b)	166,500	518,383
Luxi Chemical Group Co. Ltd., Class A	48,000	85,956
Luzhou Laojiao Co. Ltd., Class A	4,700	152,354
Ming Yang Smart Energy Group Ltd., Class A	24,600	89,812
NetEase, Inc.	27,100	397,562
Ningbo Shanshan Co. Ltd., Class A	31,200	82,071
Nongfu Spring Co. Ltd., Class H(a)	43,000	242,961
PetroChina Co. Ltd., Class H	680,000	311,033
Satellite Chemical Co. Ltd., Class A	48,100	107,756
SG Micro Corp., Class A	5,800	144,689
Shaanxi Coal Industry Co. Ltd., Class A	48,600	130,511
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,000	65,907
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	25,400	121,698
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	176,400	289,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2022

Investments	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	63,500	$203,397
Shanxi Coking Coal Energy Group Co. Ltd., Class A	52,700	88,737
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	40,900	99,607
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,100	210,071
Shenghe Resources Holding Co. Ltd., Class A	41,000	82,962
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,739	216,421
Sichuan Road & Bridge Group Co. Ltd., Class A	56,600	90,968
Sichuan Yahua Industrial Group Co. Ltd., Class A	23,700	79,641
Silergy Corp.	11,000	156,220
Sino Biopharmaceutical Ltd.	734,000	429,776
Sinomine Resource Group Co. Ltd., Class A	6,500	62,625
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	11,700	94,495
TBEA Co. Ltd., Class A	34,500	100,126
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,900	102,875
Tencent Holdings Ltd.	102,300	4,377,760
Tongling Nonferrous Metals Group Co. Ltd., Class A	231,800	104,528
Tongwei Co. Ltd., Class A	23,200	129,365
Tsingtao Brewery Co. Ltd., Class H	38,000	375,377
Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,439	103,625
Want Want China Holdings Ltd.	236,000	157,838
Western Mining Co. Ltd., Class A	59,000	86,980
WuXi AppTec Co. Ltd., Class H(a)	23,500	248,250
Wuxi Shangji Automation Co. Ltd., Class A	4,900	74,964
Yadea Group Holdings Ltd.(a)	246,000	411,631
Yankuang Energy Group Co. Ltd., Class A	17,300	83,964
Yankuang Energy Group Co. Ltd., Class H	72,000	219,553
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,700	154,260
Zhejiang Supor Co. Ltd., Class A	12,700	90,787
Zhongsheng Group Holdings Ltd.	149,700	770,082
Zhuzhou Kibing Group Co. Ltd., Class A	59,900	98,609
Zijin Mining Group Co. Ltd., Class A	112,400	162,455
Zijin Mining Group Co. Ltd., Class H	338,000	458,176

Total China		22,380,671

Czech Republic - 0.2%
Moneta Money Bank AS(a)	33,977	114,097

Hong Kong - 0.8%
Kingboard Laminates Holdings Ltd.(b)	146,000	160,498
Orient Overseas International Ltd.(b)	14,500	261,949
Vinda International Holdings Ltd.	64,000	188,598

Total Hong Kong		611,045

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	21,309	147,771
Richter Gedeon Nyrt	8,386	185,503

Total Hungary		333,274

India - 19.7%
ACC Ltd.	5,607	165,479
Adani Ports & Special Economic Zone Ltd.	39,889	394,454
Apollo Hospitals Enterprise Ltd.	3,551	192,191
Asian Paints Ltd.	8,034	299,869
Aurobindo Pharma Ltd.	17,745	94,012
Balkrishna Industries Ltd.	5,665	145,939
Berger Paints India Ltd.	20,176	141,778
Bharat Electronics Ltd.	196,712	237,538
Bharat Forge Ltd.	15,126	160,868
Cipla Ltd.	44,772	582,285
Coal India Ltd.	55,720	151,575
Container Corp. of India Ltd.	15,395	137,481
Dabur India Ltd.	24,165	163,997
Divi’s Laboratories Ltd.	4,338	178,973
Dr. Reddy’s Laboratories Ltd.	2,987	152,998
Eicher Motors Ltd.	3,764	146,854
GAIL India Ltd.	230,370	267,461
Grasim Industries Ltd.	17,055	355,304
Havells India Ltd.	18,443	245,212
HCL Technologies Ltd.	20,666	259,618
Hero MotoCorp Ltd.	4,653	154,042
Hindalco Industries Ltd.	35,988	205,910
Hindustan Unilever Ltd.	15,217	471,069
ICICI Bank Ltd.	50,845	547,507
ICICI Lombard General Insurance Co. Ltd.(a)	8,943	133,696
Indian Railway Catering & Tourism Corp. Ltd.	13,754	106,351
Indraprastha Gas Ltd.	32,023	160,231
Info Edge India Ltd.	3,499	166,303
Infosys Ltd.	52,410	955,455
ITC Ltd.	93,130	373,229
JSW Steel Ltd.	80,849	750,587
Jubilant Foodworks Ltd.	30,801	190,268
LTIMindtree Ltd.(a)	2,384	125,796
Mahindra & Mahindra Ltd.	14,190	214,265
Mphasis Ltd.	5,449	129,938
MRF Ltd.	165	176,579
Nestle India Ltd.	1,706	404,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2022

Investments	Shares	Value
NTPC Ltd.	117,752	$236,913
Oil & Natural Gas Corp. Ltd.	85,939	152,442
Page Industries Ltd.	392	202,973
Petronet LNG Ltd.	94,590	246,336
PI Industries Ltd.	3,921	162,087
Pidilite Industries Ltd.	10,728	330,690
Power Grid Corp. of India Ltd.	137,231	354,482
Shree Cement Ltd.	912	256,739
SRF Ltd.	5,638	156,086
Sun Pharmaceutical Industries Ltd.	31,818	385,139
Tata Consultancy Services Ltd.	17,774	699,681
Tata Consumer Products Ltd.	18,897	175,185
Tata Elxsi Ltd.	1,765	134,106
Tata Steel Ltd.	168,700	229,712
Titan Co. Ltd.	6,865	215,543
Torrent Pharmaceuticals Ltd.	10,854	203,435
Trent Ltd.	8,057	131,607
UltraTech Cement Ltd.	3,462	291,215
UPL Ltd.	22,335	193,342
Wipro Ltd.	40,848	193,921

Total India		14,691,047

Indonesia - 2.8%
Adaro Energy Indonesia Tbk PT	742,400	183,603
Aneka Tambang Tbk	1,319,400	168,236
Astra International Tbk PT	422,200	154,588
Bank Central Asia Tbk PT	635,000	348,755
Bank Mandiri Persero Tbk PT	335,000	213,578
Bank Negara Indonesia Persero Tbk PT	228,400	135,345
Bank Rakyat Indonesia Persero Tbk PT	931,400	295,559
Kalbe Farma Tbk PT	2,458,831	330,108
Sumber Alfaria Trijaya Tbk PT	1,028,200	175,027
United Tractors Tbk PT	72,600	121,602

Total Indonesia		2,126,401

Malaysia - 1.9%
IHH Healthcare Bhd	100,300	141,627
IOI Corp. Bhd	169,700	156,024
Kuala Lumpur Kepong Bhd	30,500	154,820
MR DIY Group M Bhd(a)	267,000	121,226
Petronas Chemicals Group Bhd	93,600	182,738
Press Metal Aluminium Holdings Bhd	155,700	172,489
RHB Bank Bhd	106,100	139,459
Sime Darby Plantation Bhd	189,400	199,934
Telekom Malaysia Bhd	144,300	176,894

Total Malaysia		1,445,211

Mexico - 2.3%
Alfa SAB de CV, Class A	188,604	120,108
Arca Continental SAB de CV	33,376	271,019
Grupo Bimbo SAB de CV, Series A	155,583	657,549
Grupo Financiero Banorte SAB de CV, Class O	34,405	247,013
Grupo Mexico SAB de CV, Series B	74,279	260,756
Orbia Advance Corp. SAB de CV	70,490	124,795

Total Mexico		1,681,240

Philippines - 1.0%
International Container Terminal Services, Inc.	129,510	464,797
Jollibee Foods Corp.	28,490	117,585
Metropolitan Bank & Trust Co.	140,550	136,193

Total Philippines		718,575

Poland - 0.7%
Cyfrowy Polsat SA	19,778	79,405
LPP SA	80	194,244
Polski Koncern Naftowy Orlen SA	15,077	220,814

Total Poland		494,463

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*†	996	0
Mobile TeleSystems PJSC, ADR*†	24,869	0
Novolipetsk Steel PJSC*†	71,650	0
PhosAgro PJSC, GDR*†(c)	3,035	0
Polyus PJSC*†	1,334	0
Severstal PAO, GDR*†(c)	8,497	0
Surgutneftegas PJSC†	341,560	0
Surgutneftegas PJSC, ADR*†	749	0
TCS Group Holding PLC, GDR*†(c)	2,248	0

Total Russia		0

Saudi Arabia - 1.8%
Alinma Bank*	17,663	152,989
Bank Al-Jazira	18,238	92,597
Bupa Arabia for Cooperative Insurance Co.	3,403	130,216
Mouwasat Medical Services Co.*	2,214	123,131
SABIC Agri-Nutrients Co.*	5,442	211,714
Sahara International Petrochemical Co.	16,758	151,393
Saudi Arabian Oil Co.(a)	27,753	237,060
Saudi Basic Industries Corp.*	10,475	249,192

Total Saudi Arabia		1,348,292

South Africa - 3.9%
African Rainbow Minerals Ltd.	15,161	256,619
Anglo American Platinum Ltd.	2,870	240,341
AngloGold Ashanti Ltd.	14,070	272,246
Bidvest Group Ltd.	13,007	163,889
Capitec Bank Holdings Ltd.	1,887	206,119
Clicks Group Ltd.	10,824	171,810
Exxaro Resources Ltd.	28,206	360,238
FirstRand Ltd.	69,195	252,624
Gold Fields Ltd.	20,417	211,370
Impala Platinum Holdings Ltd.	16,684	208,994
Mr. Price Group Ltd.	11,902	111,179
Remgro Ltd.	18,653	145,836
Shoprite Holdings Ltd.	14,446	191,877
Vodacom Group Ltd.	20,222	145,826

Total South Africa		2,938,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2022

Investments	Shares		Value
South Korea - 8.3%
BGF Retail Co. Ltd.	1,246		$207,420
Cheil Worldwide, Inc.	12,261		223,500
CJ CheilJedang Corp.	439		132,099
DB Insurance Co. Ltd.	3,646		188,283
Green Cross Corp.	707		72,405
Hyundai Steel Co.	6,380		154,392
Industrial Bank of Korea	18,102		140,579
Kakao Corp.	6,035		253,427
Kia Corp.	5,251		246,251
Korea Zinc Co. Ltd.	384		171,274
Kumho Petrochemical Co. Ltd.	3,277		326,534
LG Innotek Co. Ltd.	1,213		242,216
LG Uplus Corp.	12,416		108,499
Pan Ocean Co. Ltd.	36,279		164,396
POSCO Holdings, Inc.	1,023		223,693
S-Oil Corp.	1,744		115,025
Samsung Electro-Mechanics Co. Ltd.	1,697		175,135
Samsung Electronics Co. Ltd.	55,453		2,425,109
SK Chemicals Co. Ltd.	2,425		140,380
SK Hynix, Inc.	5,720		339,265
Woori Financial Group, Inc.	17,355		158,521

Total South Korea			6,208,403

Taiwan - 16.2%
Accton Technology Corp.	28,000		213,629
Acer, Inc.	232,000		177,762
Advantech Co. Ltd.	26,895		289,641
ASE Technology Holding Co. Ltd.	86,000		262,739
Asustek Computer, Inc.	21,000		183,452
Cathay Financial Holding Co. Ltd.	159,406		207,455
China Airlines Ltd.(b)	199,000		123,017
China Development Financial Holding Corp.	432,000		177,098
China Steel Corp.	247,000		239,482
E Ink Holdings, Inc.(b)	26,000		136,194
Eclat Textile Co. Ltd.	14,000		225,700
eMemory Technology, Inc.	5,000		217,176
Eva Airways Corp.(b)	186,000		170,354
Formosa Plastics Corp.	79,000		223,104
Fubon Financial Holding Co. Ltd.	124,800		228,603
Giant Manufacturing Co. Ltd.	19,652		128,198
Hua Nan Financial Holdings Co. Ltd.	227,000		165,807
Innolux Corp.*	356,615		128,210
MediaTek, Inc.	19,000		386,361
Micro-Star International Co. Ltd.	71,000		276,049
momo.com, Inc.	3,800		79,374
Nan Ya Plastics Corp.	96,000		221,763
Nan Ya Printed Circuit Board Corp.(b)	19,000		140,326
Nanya Technology Corp.	82,000		136,598
Nien Made Enterprise Co. Ltd.	28,000		268,289
Novatek Microelectronics Corp.	41,000		420,865
Pou Chen Corp.	131,000		145,766
Powerchip Semiconductor Manufacturing Corp.	161,000		166,838
Quanta Computer, Inc.	80,000		188,186
Realtek Semiconductor Corp.	37,000		338,273
Ruentex Development Co. Ltd.	165,500		232,886
Synnex Technology International Corp.	200,000		385,222
Taiwan Semiconductor Manufacturing Co. Ltd.	282,291		4,119,260
Unimicron Technology Corp.	46,000		179,597
United Microelectronics Corp.*	238,000		315,160
Vanguard International Semiconductor Corp.	37,000		93,296
Walsin Lihwa Corp.	113,000		173,532
Winbond Electronics Corp.	227,000		144,758
Yuanta Financial Holding Co. Ltd.	328,480		231,915

Total Taiwan			12,141,935

Thailand - 1.1%
Indorama Ventures PCL, NVDR	119,700		140,834
PTT Exploration & Production PCL, NVDR	35,500		180,908
PTT Global Chemical PCL, NVDR	110,200		150,338
PTT PCL, NVDR	181,200		173,954
Thai Oil PCL, NVDR	94,700		153,800

Total Thailand			799,834

Turkey - 2.9%
Aselsan Elektronik Sanayi ve Ticaret AS	126,583		420,264
BIM Birlesik Magazalar AS	31,679		231,676
Ford Otomotiv Sanayi AS(b)	19,874		556,848
Haci Omer Sabanci Holding AS	105,302		253,587
KOC Holding AS	63,083		282,061
Turkiye Sise ve Cam Fabrikalari AS	188,210		431,527

Total Turkey			2,175,963

United States - 0.3%
Parade Technologies Ltd.*	8,000		201,201

TOTAL COMMON STOCKS (Cost: $69,483,979)			73,863,092

	Principal Amount
CORPORATE BONDS - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24, Series N3 (Cost: $2,259)	164,430	INR	1,934

	Shares
PREFERRED STOCKS - 1.3%

Brazil - 1.0%
Cia Energetica de Minas Gerais	97,639		206,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2022

Investments	Shares	Value
Gerdau SA	48,414	$269,316
Itausa SA	156,876	252,856

Total Brazil		728,186

Chile - 0.3%
Sociedad Quimica y Minera de Chile SA, Class B	2,879	231,820

TOTAL PREFERRED STOCKS (Cost: $1,007,206)		960,006

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d) (Cost: $1,332,816)	1,332,816	1,332,816

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $71,826,260)		76,157,848
Other Assets less Liabilities - (1.9)%		(1,427,918)

NET ASSETS - 100.0%		$74,729,930

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,833,714 and the total market value of the collateral held by the Fund was $1,982,857. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $650,041.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	73,863,092	—	—		73,863,092
Corporate Bonds	—	1,934	—		1,934
Preferred Stocks	960,006	—	—		960,006
Investment of Cash Collateral for Securities Loaned	—	1,332,816	—		1,332,816

Total Investments in Securities	$74,823,098	$1,334,750	$0		$76,157,848

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 5.8%
AES Brasil Energia SA	152,779	$279,529
Aliansce Sonae Shopping Centers SA	2,186	7,043
Alupar Investimento SA	827,782	4,427,589
Americanas SA	1,357,062	2,480,354
Arezzo Industria e Comercio SA	105,474	1,563,207
Armac Locacao Logistica E Servicos SA	152,836	340,134
Blau Farmaceutica SA	86,073	429,081
Boa Vista Servicos SA	156,426	215,096
BR Malls Participacoes SA	348,146	547,301
BrasilAgro - Co. Brasileira de Propriedades Agricolas	552,095	3,132,869
Camil Alimentos SA	7,741	12,140
Cia Brasileira de Aluminio	695,043	1,520,478
Cia Brasileira de Distribuicao	11,532	36,083
Cia de Saneamento de Minas Gerais-COPASA	10,057	29,887
Cia de Saneamento do Parana	1,822,240	6,233,184
Cia Energetica de Minas Gerais	1,337,668	4,091,735
Cia Paranaense de Energia, UNIT	1,230,613	8,971,314
Cielo SA	3,071,846	3,048,719
CM Hospitalar SA	269,246	822,565
Cruzeiro do Sul Educacional SA	265,677	193,229
Cyrela Brazil Realty SA Empreendimentos e Participacoes	31,289	77,456
Dexco SA	3,177,023	4,079,779
EDP - Energias do Brasil SA	2,825,376	11,125,445
Energisa SA	1,590,176	13,315,343
Even Construtora e Incorporadora SA	442,696	384,023
Ez Tec Empreendimentos e Participacoes SA	305,828	777,929
Fleury SA	495,218	1,449,144
GPS Participacoes e Empreendimentos SA*(a)	527,449	1,189,813
Grendene SA	17,811	20,342
Grupo De Moda Soma SA	304,824	585,428
Grupo SBF SA	151,032	365,583
Guararapes Confeccoes SA	405,006	500,145
Iguatemi SA	270,309	947,150
Instituto Hermes Pardini SA	65,358	260,578
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	79,930	460,982
Iochpe Maxion SA	275,600	614,387
Irani Papel e Embalagem SA	4,803	7,323
Jalles Machado SA	468,712	678,244
JHSF Participacoes SA	14,251	13,550
Kepler Weber SA	617,292	2,353,537
LOG Commercial Properties e Participacoes SA	198,038	604,645
M. Dias Branco SA	459,932	3,121,239
Mahle-Metal Leve SA	408,516	2,380,802
Minerva SA	1,393,566	3,420,733
Movida Participacoes SA	756,060	1,094,048
MRV Engenharia e Participacoes SA	1,241,979	1,787,782
Multilaser Industrial SA	675,297	515,450
Multiplan Empreendimentos Imobiliarios SA	608,426	2,523,705
Odontoprev SA	381,710	652,842
Petroreconcavo SA	113,797	714,067
Porto Seguro SA	951,197	4,170,692
Portobello SA	4,653	7,253
Positivo Tecnologia SA	2,767	4,921
Qualicorp Consultoria e Corretora de Seguros SA	148,802	165,437
Rede D’Or Sao Luiz SA(a)	9,412	52,733
Romi SA	175,809	507,806
Santos Brasil Participacoes SA	4,151,522	6,141,084
Sao Martinho SA	899,613	4,518,725
SIMPAR SA	1,200,632	1,537,246
SLC Agricola SA	423,723	3,764,732
Transmissora Alianca de Energia Eletrica SA	2,970,260	19,504,506
Ultrapar Participacoes SA	1,274,677	3,044,401
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	337,100	807,035
Vivara Participacoes SA	212,126	901,176
Wilson Sons Holdings Brasil SA	680,924	1,394,155
YDUQS Participacoes SA	4,111	7,919

Total Brazil		140,932,852

Chile - 0.6%
Aguas Andinas SA, Class A	15,008,734	3,451,154
Cencosud Shopping SA	1,243,984	1,954,863
Empresa Nacional de Telecomunicaciones SA	1,290,268	4,437,450
Itau CorpBanca Chile SA	976,534,379	2,143,458
Parque Arauco SA	1,498,411	1,902,847
Ripley Corp. SA	10,064,997	1,641,329
Vina Concha y Toro SA	18,862	23,690

Total Chile		15,554,791

China - 18.7%
3SBio, Inc.(a)	1,790,000	1,903,536
A-Living Smart City Services Co. Ltd.(a)(b)	3,905,500	4,708,647
Aluminum Corp. of China Ltd., Class H	4,186,000	1,780,603
Anhui Expressway Co. Ltd., Class H	5,170,000	4,166,497
Anhui Guangxin Agrochemical Co. Ltd., Class A	1,021,971	4,342,622
Anhui Zhongding Sealing Parts Co. Ltd., Class A	137,000	286,520
Aoyuan Healthy Life Group Co. Ltd.*†(b)	2,448,000	294,653
Asiainfo Technologies Ltd.(a)(b)	1,739,600	3,066,887
BAIC Motor Corp. Ltd., Class H(a)	16,238,000	4,306,582
Bank of Guiyang Co. Ltd., Class A	16,700,988	13,251,975
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,049,100	429,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
Beijing GeoEnviron Engineering & Technology, Inc., Class A	120,200	$170,949
Beijing Jingneng Clean Energy Co. Ltd., Class H	9,346,000	2,203,299
Beijing Jingyuntong Technology Co. Ltd., Class A	119,800	113,760
Beijing Originwater Technology Co. Ltd., Class A	893,400	610,764
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	78,800	155,348
Binjiang Service Group Co. Ltd.	4,500	11,001
CanSino Biologics, Inc., Class H(a)(b)	138,400	1,183,633
Chengdu XGimi Technology Co. Ltd., Class A	3,482	83,642
Chengtun Mining Group Co. Ltd., Class A	56,100	47,758
China Automotive Engineering Research Institute Co. Ltd., Class A	767,023	2,148,465
China Cinda Asset Management Co. Ltd., Class H	86,043,000	11,906,090
China Communications Services Corp. Ltd., Class H	15,198,000	5,549,594
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	24,000	7,103
China East Education Holdings Ltd.(a)(b)	3,947,500	3,150,939
China Galaxy Securities Co. Ltd., Class H	42,535,000	20,763,535
China International Capital Corp. Ltd., Class H(a)(b)	3,524,800	6,729,001
China International Marine Containers Group Co. Ltd., Class A	12,261,953	12,476,661
China International Marine Containers Group Co. Ltd., Class H(b)	3,362,400	2,550,357
China Kepei Education Group Ltd.(b)	3,486,000	1,384,583
China Kings Resources Group Co. Ltd., Class A	23,000	131,707
China Meheco Co. Ltd., Class A	108,800	270,944
China Merchants Securities Co. Ltd., Class H(a)(b)	3,692,800	3,619,488
China Minsheng Banking Corp. Ltd., Class H(b)	50,699,500	17,538,697
China National Gold Group Gold Jewellery Co. Ltd., Class A	247,000	451,243
China New Higher Education Group Ltd.(a)(b)	7,924,000	3,898,572
China Nonferrous Mining Corp. Ltd.(b)	9,209,000	4,731,368
China Oilfield Services Ltd., Class H(b)	750,000	911,921
China Railway Group Ltd., Class H	18,743,000	9,893,870
China Railway Signal & Communication Corp. Ltd., Class H(a)	9,727,000	3,177,964
China Reinsurance Group Corp., Class H	401,000	25,432
China Resources Boya Bio-Pharmaceutical Group Co. Ltd., Class A	24,100	127,347
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	199,400	515,587
China Resources Medical Holdings Co. Ltd.	2,126,500	1,569,343
China Risun Group Ltd.(b)	8,501,000	3,322,001
China South Publishing & Media Group Co. Ltd., Class A	4,715,200	6,801,375
China Suntien Green Energy Corp. Ltd., Class H(b)	8,686,000	3,616,871
China XLX Fertiliser Ltd.	2,888,000	1,502,288
China Yongda Automobiles Services Holdings Ltd.	11,940,500	8,873,202
Chongqing Rural Commercial Bank Co. Ltd., Class H	17,487,000	5,982,138
CIFI Ever Sunshine Services Group Ltd.(b)	3,442,000	1,936,000
CIMC Enric Holdings Ltd.(b)	12,000	12,131
CMOC Group Ltd., Class H(b)	7,812,000	3,603,252
CSC Financial Co. Ltd., Class H(a)(b)	5,524,000	4,833,973
Dexin China Holdings Co. Ltd.*	45,000	4,382
DHC Software Co. Ltd., Class A	126,300	103,320
Dian Diagnostics Group Co. Ltd., Class A	21,800	79,180
Dongyue Group Ltd.	4,840,000	5,326,825
East Group Co. Ltd., Class A	91,200	90,029
EEKA Fashion Holdings Ltd.(b)	1,966,500	2,821,902
Electric Connector Technology Co. Ltd., Class A	44,800	239,577
Estun Automation Co. Ltd., Class A	30,900	96,824
Everbright Securities Co. Ltd., Class H(a)(b)	1,829,800	1,228,471
Excellence Commercial Property & Facilities Management Group Ltd.	27,000	13,042
Fire Rock Holdings Ltd.*†(b)	1,664,000	67,061
Fu Shou Yuan International Group Ltd.	1,400,000	1,201,801
Fufeng Group Ltd.(b)	12,979,000	7,898,865
Fuyao Glass Industry Group Co. Ltd., Class H(a)(b)	1,788,000	7,502,546
G-bits Network Technology Xiamen Co. Ltd., Class A	258,678	11,696,283
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	165,400	1,235,475
GF Securities Co. Ltd., Class H	5,731,600	8,239,457
Giant Network Group Co. Ltd., Class A	215,000	247,353
Grandblue Environment Co. Ltd., Class A	57,027	152,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
Greentown Management Holdings Co. Ltd.(a)	30,000	$23,062
Guangzhou Automobile Group Co. Ltd., Class H	10,684,000	7,200,282
Guangzhou Haige Communications Group, Inc. Co., Class A	393,400	461,696
Guangzhou Zhujiang Brewery Co. Ltd., Class A	105,000	121,559
Guizhou Panjiang Refined Coal Co. Ltd., Class A	2,027,600	1,969,326
Haitong Securities Co. Ltd., Class H	18,170,400	11,174,693
Henan Mingtai Al Industrial Co. Ltd., Class A	70,900	185,887
Hisense Home Appliances Group Co. Ltd., Class H	15,000	16,547
Huagong Tech Co. Ltd., Class A	59,100	140,172
Huatai Securities Co. Ltd., Class H(a)	6,987,200	7,994,375
Huaxi Securities Co. Ltd., Class A	228,400	248,575
IKD Co. Ltd., Class A	93,500	246,086
Jiangsu Azure Corp., Class A	55,800	120,006
Jiangsu Expressway Co. Ltd., Class H	8,016,000	7,322,799
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	506,300	1,796,493
Jiangsu Provincial Agricultural Reclamation and Development Corp.	688,180	1,177,660
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	158,300	291,714
Jiangxi Jovo Energy Co. Ltd., Class A	41,600	124,159
Jingjin Equipment, Inc., Class A	467,934	1,993,784
Jingrui Holdings Ltd.*†	9,514,000	380,636
Jiumaojiu International Holdings Ltd.(a)(b)	332,000	886,899
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	250,600	408,923
Kangji Medical Holdings Ltd.(b)	1,381,000	1,433,206
KingClean Electric Co. Ltd., Class A	2,482	10,059
KWG Living Group Holdings Ltd.(b)	9,614,000	2,130,984
Laobaixing Pharmacy Chain JSC, Class A	51,300	300,066
Legend Holdings Corp., Class H(a)	3,379,100	3,615,076
Lianhe Chemical Technology Co. Ltd., Class A	177,700	398,094
Livzon Pharmaceutical Group, Inc., Class A	1,337,566	6,279,099
Livzon Pharmaceutical Group, Inc., Class H(b)	978,200	3,289,931
Luenmei Quantum Co. Ltd., Class A	841,671	768,822
Metallurgical Corp. of China Ltd., Class H	14,217,000	3,151,258
Minth Group Ltd.	1,570,000	4,254,415
NetDragon Websoft Holdings Ltd.	2,306,000	4,951,801
Ningbo Sanxing Medical Electric Co. Ltd., Class A	244,800	476,944
Northeast Securities Co. Ltd., Class A	219,700	206,400
Offshore Oil Engineering Co. Ltd., Class A	508,900	445,729
Pharmaron Beijing Co. Ltd., Class H(a)	167,000	1,158,630
Poly Property Services Co. Ltd., Class H	1,200	7,080
Pop Mart International Group Ltd.(a)(b)	741,000	1,881,706
Qingdao Haier Biomedical Co. Ltd., Class A	3,609	33,018
Qingdao Rural Commercial Bank Corp., Class A	182,900	76,397
Qingdao Sentury Tire Co. Ltd., Class A	43,700	194,472
Radiance Holdings Group Co. Ltd.(b)	42,000	20,395
S-Enjoy Service Group Co. Ltd.*(b)	1,087,000	1,281,289
SCE Intelligent Commercial Management Holdings Ltd.(b)	1,330,000	320,361
Sealand Securities Co. Ltd., Class A	447,700	215,475
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	143,733	436,464
Shandong Dongyue Organosilicon Material Co. Ltd., Class A	173,500	292,893
Shandong Gold Mining Co. Ltd., Class H(a)(b)	687,000	1,274,545
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	167,900	561,782
Shandong Pharmaceutical Glass Co. Ltd., Class A	47,600	195,385
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	1,296,000	4,151,212
Shanghai Huace Navigation Technology Ltd., Class A	344,300	1,383,400
Shanghai Huafon Aluminium Corp., Class A	53,900	116,465
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,674,000	4,446,988
Shanghai Tunnel Engineering Co. Ltd., Class A	709,300	540,265
Shanxi Coking Co. Ltd., Class A	475,900	372,117
Shanxi Securities Co. Ltd., Class A	498,000	381,480
Shenwan Hongyuan Group Co. Ltd., Class H(a)(b)	12,506,400	2,323,433
Shenzhen Expressway Corp. Ltd., Class H	5,670,000	4,889,090
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	51,200	95,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
Shenzhen Kinwong Electronic Co. Ltd., Class A	90,500	$264,743
Shenzhen Sunlord Electronics Co. Ltd., Class A	95,400	360,981
Shenzhen Yinghe Technology Co. Ltd., Class A	124,800	318,726
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	373,800	221,508
Shui On Land Ltd.(b)	43,054,000	5,461,080
Sichuan Hexie Shuangma Co. Ltd., Class A	243,100	737,854
Simcere Pharmaceutical Group Ltd.(a)	12,000	17,866
Sinocare, Inc., Class A	177,100	863,378
Sinoma International Engineering Co., Class A	547,500	674,202
Sinopec Engineering Group Co. Ltd., Class H	15,225,000	6,690,850
Sinopharm Group Co. Ltd., Class H	5,690,800	14,465,880
Sinotrans Ltd., Class A	4,093,200	2,271,749
Sinotrans Ltd., Class H	22,088,000	7,188,197
Skyworth Digital Co. Ltd., Class A	153,000	308,262
Sonoscape Medical Corp., Class A	9,700	76,870
Sun Art Retail Group Ltd.	4,136,500	1,356,759
Suofeiya Home Collection Co. Ltd., Class A	1,556,400	4,085,104
SY Holdings Group Ltd.(b)	1,501,500	1,206,210
TangShan Port Group Co. Ltd., Class A	34,079,210	13,496,034
Tian Di Science & Technology Co. Ltd., Class A	1,355,594	1,018,824
Tian Lun Gas Holdings Ltd.(b)	27,000	13,491
Tiangong International Co. Ltd.(b)	3,752,000	1,384,475
Tofflon Science & Technology Group Co. Ltd., Class A	51,600	176,976
Toly Bread Co. Ltd., Class A	212,519	473,026
Tong Ren Tang Technologies Co. Ltd., Class H	15,888	11,501
TravelSky Technology Ltd., Class H	551,000	1,164,838
Wanxiang Qianchao Co. Ltd., Class A	628,954	442,704
West China Cement Ltd.(b)	19,064,000	2,247,148
Wolong Electric Group Co. Ltd., Class A	156,600	282,017
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,469,700	2,527,794
Wuxi NCE Power Co. Ltd., Class A	8,500	95,309
Xi’an Triangle Defense Co. Ltd., Class A	23,900	131,265
Xiamen Xiangyu Co. Ltd., Class A	4,441,500	6,592,744
Xiangcai Co. Ltd., Class A	236,300	258,197
Xianhe Co. Ltd., Class A	46,100	203,020
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,057,600	1,832,212
Xinjiang Zhongtai Chemical Co. Ltd., Class A	210,300	226,748
Xinte Energy Co. Ltd., Class H(b)	2,384,000	4,410,657
Xinxiang Richful Lube Additive Co. Ltd., Class A	10,400	185,352
Xinyangfeng Agricultural Technology Co. Ltd., Class A	152,300	253,362
Xinyi Energy Holdings Ltd.(b)	11,826,000	3,924,348
Xuji Electric Co. Ltd., Class A	55,100	159,036
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	147,400	695,153
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)(b)	3,000	5,343
Yihai International Holding Ltd.*(b)	564,000	1,994,427
Yunnan Copper Co. Ltd., Class A	1,415,800	2,404,395
Zhejiang Crystal-Optech Co. Ltd., Class A	244,800	417,149
Zhejiang Dingli Machinery Co. Ltd., Class A	148,000	1,023,552
Zhejiang Expressway Co. Ltd., Class H(b)	9,910,000	7,630,939
Zhejiang Jiuli Hi-Tech Metals Co. Ltd., Class A	1,159,100	2,787,663
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	314,382	687,939
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,643,200	1,444,257
Zhou Hei Ya International Holdings Co. Ltd.*(a)(b)	2,730,000	1,965,753
Zhuzhou Hongda Electronics Corp. Ltd., Class A	32,800	209,253

Total China		457,369,144

Czech Republic - 0.2%
Moneta Money Bank AS(a)	1,554,454	5,219,976

India - 5.2%
Alkyl Amines Chemicals	13,685	440,309
Allcargo Logistics Ltd.	93,749	457,186
Angel One Ltd.	68,200	1,081,036
Apollo Tyres Ltd.	652,596	2,558,164
Asahi India Glass Ltd.	103,441	653,930
BEML Ltd.	23,062	409,307
Bharat Heavy Electricals Ltd.	1,049,632	1,004,845
Birla Corp. Ltd.	31,679	375,377
Brightcom Group Ltd.	929,923	330,469
Carborundum Universal Ltd.	42,728	452,019
Castrol India Ltd.	3,531,573	5,257,019
Century Textiles & Industries Ltd.	77,452	670,836
CESC Ltd.	5,492,642	5,072,378
City Union Bank Ltd.	441,091	961,838
Coforge Ltd.	39,735	1,865,523
Computer Age Management Services Ltd.	69,122	1,856,218
Cyient Ltd.	347,880	3,410,469
Dr. Lal PathLabs Ltd.(a)	22,731	621,084
EID Parry India Ltd.	287,429	1,975,314
Emami Ltd.	507,421	2,607,026
Engineers India Ltd.	1,808,140	1,723,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
EPL Ltd.	258,301	$532,806
Exide Industries Ltd.	749,738	1,633,510
Federal Bank Ltd.	2,226,834	3,742,793
Finolex Industries Ltd.	548,940	1,242,795
Galaxy Surfactants Ltd.	6,962	206,878
GHCL Ltd.	189,501	1,169,120
Glenmark Pharmaceuticals Ltd.	123,148	631,370
Godawari Power and Ispat Ltd.	140,572	633,874
Godrej Agrovet Ltd.(a)	69,225	393,025
Graphite India Ltd.	213,365	962,889
Great Eastern Shipping Co. Ltd.	227,286	1,843,179
Grindwell Norton Ltd.	47,975	1,034,336
Gujarat Alkalies & Chemicals Ltd.	39,041	362,001
Happiest Minds Technologies Ltd.	43,264	460,827
HEG Ltd.	68,986	859,177
Hindustan Copper Ltd.	467,574	619,438
ICICI Securities Ltd.(a)	439,582	2,642,646
IDFC Ltd.	2,157,479	2,120,187
IIFL Wealth Management Ltd.	35,913	771,177
Indian Bank	788,268	2,718,872
Indian Energy Exchange Ltd.(a)	550,705	931,932
IRB Infrastructure Developers Ltd.	172,252	605,578
Jamna Auto Industries Ltd.	659,580	835,139
JK Cement Ltd.	29,080	1,026,605
JK Lakshmi Cement Ltd.	58,672	578,954
Jubilant Ingrevia Ltd.	104,473	667,463
Jyothy Labs Ltd.	436,302	1,080,339
Kajaria Ceramics Ltd.	123,192	1,727,636
Karnataka Bank Ltd.	822,238	1,512,190
Karur Vysya Bank Ltd.	1,093,525	1,496,938
KPIT Technologies Ltd.	101,291	862,253
KRBL Ltd.	96,764	457,503
KSB Ltd.	38,295	895,139
Mahindra CIE Automotive Ltd.	182,888	760,689
Mastek Ltd.	25,278	522,212
National Aluminium Co. Ltd.	6,530,596	6,346,669
Nava Ltd.	167,841	498,269
NBCC India Ltd.	1,011,411	474,347
NCC Ltd.	2,069,796	2,099,068
Nippon Life India Asset Management Ltd.(a)	868,057	2,614,244
NLC India Ltd.	1,187,001	1,235,353
NOCIL Ltd.	274,926	774,299
Oil India Ltd.	2,327,771	5,858,116
Orient Cement Ltd.	289,123	430,033
Orient Electric Ltd.	27,075	86,268
PCBL Ltd.	896,527	1,404,989
Praj Industries Ltd.	131,480	566,017
Quess Corp. Ltd.(a)	67,198	334,528
Ratnamani Metals & Tubes Ltd.	25,358	599,559
Redington Ltd.	3,571,514	7,805,267
Saregama India Ltd.	118,193	550,605
Sharda Cropchem Ltd.	54,498	339,221
SKF India Ltd.	18,289	994,609
Sonata Software Ltd.	266,938	1,818,844
Sun TV Network Ltd.	348,759	2,051,536
Suven Pharmaceuticals Ltd.	87,063	520,821
Symphony Ltd.	61,864	676,668
Tanla Platforms Ltd.	67,734	584,946
Torrent Power Ltd.	455,844	2,712,859
Transport Corp. of India Ltd.	41,304	309,044
Triveni Engineering & Industries Ltd.	110,652	377,043
TTK Prestige Ltd.	84,160	815,914
Usha Martin Ltd.	453,190	943,301
UTI Asset Management Co. Ltd.	220,520	2,294,762
V-Guard Industries Ltd.	92,543	292,406
Vaibhav Global Ltd.	70,360	264,413
Vardhman Textiles Ltd.*	801,131	3,197,068
Vinati Organics Ltd.	29,290	706,281
Whirlpool of India Ltd.	48,561	878,770
Yes Bank Ltd.*(c)	5,997,912	1,493,497
Zensar Technologies Ltd.	285,168	734,205

Total India		126,008,995

Indonesia - 2.8%
Ace Hardware Indonesia Tbk PT	143,400	4,569
AKR Corporindo Tbk PT	33,006,025	2,968,263
Astra Agro Lestari Tbk PT	2,259,600	1,164,817
Bank BTPN Syariah Tbk PT	5,205,400	932,909
Bank Danamon Indonesia Tbk PT	23,100	4,051
Bank Tabungan Negara Persero Tbk PT	11,978,200	1,038,739
Bukit Asam Tbk PT	57,906,100	13,725,615
Ciputra Development Tbk PT	20,064,800	1,211,557
Cisarua Mountain Dairy PT TBK	4,558,900	1,244,601
Dharma Satya Nusantara Tbk PT	20,035,700	772,213
Erajaya Swasembada Tbk PT	39,230,800	987,858
Harum Energy Tbk PT	3,028,100	315,113
Indika Energy Tbk PT	8,072,900	1,415,707
Indo Tambangraya Megah Tbk PT	4,948,000	12,403,771
Indocement Tunggal Prakarsa Tbk PT	8,217,400	5,225,776
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	10,643,870	516,211
Japfa Comfeed Indonesia Tbk PT	19,802,500	1,647,293
Matahari Department Store Tbk PT	10,123,400	3,088,881
Mayora Indah Tbk PT	4,134,900	664,028
Medco Energi Internasional Tbk PT	14,418,000	940,053
Medikaloka Hermina Tbk PT	6,336,800	630,932
Mitra Keluarga Karyasehat Tbk PT	83,200	17,049
Pabrik Kertas Tjiwi Kimia Tbk PT	753,600	341,280
Pakuwon Jati Tbk PT	25,558,700	748,660
Perusahaan Gas Negara Tbk PT	85,721,600	9,691,345
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	19,556,900	1,275,109
Puradelta Lestari Tbk PT	1,087,300	11,105
Sawit Sumbermas Sarana Tbk PT	25,439,500	2,402,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
Summarecon Agung Tbk PT	13,167,800	$511,740
Surya Esa Perkasa Tbk PT	8,812,500	517,966
Timah Tbk PT	15,977,300	1,200,799
Triputra Agro Persada PT	14,424,900	588,393
XL Axiata Tbk PT	7,250,700	996,724

Total Indonesia		69,205,315

Malaysia - 3.0%
Alliance Bank Malaysia Bhd	8,130,500	6,773,879
Astro Malaysia Holdings Bhd	133,600	19,714
Bermaz Auto Bhd	8,638,100	4,176,879
British American Tobacco Malaysia Bhd	6,900	17,575
Bursa Malaysia Bhd	48,250	72,841
Carlsberg Brewery Malaysia Bhd	594,200	3,086,333
CTOS Digital Bhd	2,183,000	703,714
Dialog Group Bhd	7,100,600	3,949,255
Fraser & Neave Holdings Bhd	2,700	13,227
Frontken Corp. Bhd	1,614,300	1,128,727
Gamuda Bhd*	9,306,600	7,922,758
Heineken Malaysia Bhd	872,500	4,991,373
Hibiscus Petroleum Bhd*	4,640,700	1,127,253
IJM Corp. Bhd	75,800	27,532
Inari Amertron Bhd	8,381,875	4,966,332
Malaysia Building Society Bhd	95,428	13,323
Malaysian Pacific Industries Bhd	600	3,917
My EG Services Bhd	7,816,943	1,543,868
QL Resources Bhd	1,901,000	2,377,868
Scientex Bhd	17,700	12,939
SP Setia Bhd Group*	3,809,200	518,847
Supermax Corp. Bhd	5,659,426	1,117,753
Ta Ann Holdings Bhd	3,605,101	3,093,594
TIME dotCom Bhd	8,665,700	9,639,485
TSH Resources Bhd	4,070,100	988,651
Unisem M Bhd	1,501,000	940,468
United Plantations Bhd	1,687,300	5,860,543
ViTrox Corp. Bhd	1,200	2,084
VS Industry Bhd	45,050	9,000
Westports Holdings Bhd	5,211,000	4,495,301
Yinson Holdings Bhd	2,066,800	1,140,142
YTL Corp. Bhd	20,393,900	2,685,235

Total Malaysia		73,420,410

Mexico - 4.2%
Alpek SAB de CV(b)	3,780,369	5,352,237
Banco del Bajio SA(a)(b)	7,349,335	23,212,694
Bolsa Mexicana de Valores SAB de CV	3,519,851	6,795,048
Corp. Inmobiliaria Vesta SAB de CV	2,521,917	6,019,031
El Puerto de Liverpool SAB de CV, Class C1(b)	676,993	3,992,356
GCC SAB de CV(b)	2,488	16,648
Genomma Lab Internacional SAB de CV, Class B(b)	3,518,035	3,058,180
Gentera SAB de CV	2,453,950	2,762,815
Grupo Aeroportuario del Centro Norte SAB de CV(b)	1,431,455	11,023,538
Grupo Comercial Chedraui SA de CV	2,890	12,336
Grupo Rotoplas SAB de CV*	1	2
Kimberly-Clark de Mexico SAB de CV, Class A	6,858,660	11,639,194
Megacable Holdings SAB de CV, Series CPO(b)	1,494,928	3,972,206
Promotora y Operadora de Infraestructura SAB de CV	867,899	7,106,286
Qualitas Controladora SAB de CV(b)	1,398,768	6,167,219
Regional SAB de CV	1,047,227	7,528,308
TF Administradora Industrial S de Real de CV	2,952,904	4,244,357

Total Mexico		102,902,455

Philippines - 0.7%
Alliance Global Group, Inc.	7,220,600	1,541,880
Century Pacific Food, Inc.	20,400	9,445
DMCI Holdings, Inc.	25,650,900	5,523,499
GT Capital Holdings, Inc.	177,560	1,386,005
Megaworld Corp.	144,000	5,168
Metro Pacific Investments Corp.	204,000	12,520
Nickel Asia Corp.	16,679,300	1,747,918
Puregold Price Club, Inc.	2,893,100	1,811,838
Robinsons Land Corp.	51,726	13,886
Security Bank Corp.	7,700	12,021
Semirara Mining & Power Corp.	5,908,800	3,658,043
Wilcon Depot, Inc.	10,500	5,558

Total Philippines		15,727,781

Poland - 0.7%
Asseco Poland SA	305,264	5,052,645
CD Projekt SA(b)	43,046	1,272,268
Cyfrowy Polsat SA	1,297,181	5,207,947
Orange Polska SA	2,158,144	3,260,157
Warsaw Stock Exchange	302,227	2,447,444

Total Poland		17,240,461

Saudi Arabia - 1.8%
Al Hammadi Holding	191,941	2,048,120
Al Moammar Information Systems Co.	22,927	568,599
Aldrees Petroleum & Transport Services Co.	66,909	1,324,649
AlKhorayef Water & Power Technologies Co.	10,453	387,746
Almunajem Foods Co.	67,486	1,102,618
Alujain Corp.	58,652	581,370
Arabian Cement Co.	277,336	2,475,951
Arabian Centres Co. Ltd.	938,266	4,768,728
Arabian Contracting Services Co.	32,258	918,469
Arriyadh Development Co.	244,289	1,175,291
Astra Industrial Group	116,659	1,604,915
Ataa Educational Co.*	22,100	320,503
BinDawood Holding Co.	28,619	368,590
City Cement Co.	249,544	1,328,068
Leejam Sports Co. JSC	94,900	2,121,235
Maharah Human Resources Co.	75,964	1,041,018
Middle East Paper Co.	89,414	779,220
Najran Cement Co.	85,945	275,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
National Co. for Learning & Education	16,985	$308,695
National Gas & Industrialization Co.	80,435	1,108,710
National Medical Care Co.	23,072	453,704
Northern Region Cement Co.	267,598	767,617
Qassim Cement Co.	110,223	1,792,077
Saudi Automotive Services Co.	87,102	753,277
Saudi Cement Co.	392,069	5,320,787
Saudi Ceramic Co.	93,480	710,179
Saudi Chemical Co. Holding*	47,315	333,648
Saudi Industrial Services Co.	85,056	459,456
Southern Province Cement Co.	191,584	2,599,996
Theeb Rent A Car Co.	35,099	644,447
United Electronics Co.	142,308	2,616,680
United International Transportation Co.	86,505	1,050,812
Yanbu Cement Co.	287,086	2,727,241

Total Saudi Arabia		44,838,227

South Africa - 11.1%
AECI Ltd.	620,735	3,195,791
African Rainbow Minerals Ltd.	965,540	16,342,963
Afrimat Ltd.	147,101	436,591
Astral Foods Ltd.	290,940	2,782,867
AVI Ltd.	2,520,548	11,141,370
Barloworld Ltd.	730,491	3,638,502
Dis-Chem Pharmacies Ltd.(a)	662,359	1,119,178
DRDGOLD Ltd.	23,053	16,584
Equites Property Fund Ltd.(b)	6,173,456	6,109,962
Foschini Group Ltd.	1,111,244	6,596,277
Growthpoint Properties Ltd.	41,564,558	35,518,582
Harmony Gold Mining Co. Ltd.	12,161	42,026
Hyprop Investments Ltd.(b)	3,534,800	6,988,579
Investec Ltd.	1,556,474	9,833,732
JSE Ltd.	367,913	2,345,432
KAP Industrial Holdings Ltd.	14,041,139	3,663,982
Life Healthcare Group Holdings Ltd.	2,904,469	2,881,424
Momentum Metropolitan Holdings	6,699,767	6,772,612
Motus Holdings Ltd.	1,333,961	8,677,214
Mr. Price Group Ltd.	937,230	8,754,824
Netcare Ltd.*	4,615,348	3,933,150
Old Mutual Ltd.	28,915,651	17,775,945
Omnia Holdings Ltd.	127,753	469,717
OUTsurance Group Ltd.*	1,782,168	3,303,531
Pick n Pay Stores Ltd.	1,058,330	3,532,328
PSG Konsult Ltd.	3,268,165	2,326,035
Redefine Properties Ltd.	59,612,175	14,819,836
Resilient REIT Ltd.(b)	2,554,993	8,071,165
Reunert Ltd.*	796,261	2,438,622
Royal Bafokeng Platinum Ltd.	406,563	3,940,185
Santam Ltd.	309,748	4,668,520
SPAR Group Ltd.	744,995	4,969,552
Super Group Ltd.	717,068	1,115,954
Thungela Resources Ltd.	2,293,782	38,644,464
Tiger Brands Ltd.(b)	630,766	7,785,688
Truworths International Ltd.	4,878,653	15,769,963

Total South Africa		270,423,147

South Korea - 10.9%
Aekyung Chemical Co. Ltd.	120,696	846,638
AfreecaTV Co. Ltd.	57	3,205
Ahnlab, Inc.	81	4,273
AJ Networks Co. Ltd.	186,384	843,113
APTC Co. Ltd.	178,610	1,497,245
Asia Paper Manufacturing Co. Ltd.	18,308	570,451
BGF Retail Co. Ltd.	117	19,477
BH Co. Ltd.	344	6,107
BNK Financial Group, Inc.	2,285,906	11,750,406
Caregen Co. Ltd.(b)	14,396	1,560,847
Cheil Worldwide, Inc.	426,416	7,772,945
Chong Kun Dang Pharmaceutical Corp.	8,362	542,918
CJ Corp.	43,607	2,900,236
CJ ENM Co. Ltd.	34,158	2,828,266
Com2uS Corp.	14,030	661,280
Cowell Fashion Co. Ltd.(b)	34,658	120,734
CS Wind Corp.(b)	27,226	1,481,336
Cuckoo Homesys Co. Ltd.	18,074	420,226
Daeduck Electronics Co. Ltd.	608	9,088
Daesang Corp.	83,646	1,448,673
Daishin Securities Co. Ltd.	171,204	1,746,565
DB HiTek Co. Ltd.	335	9,842
DGB Financial Group, Inc.	1,301,874	7,196,599
DL E&C Co. Ltd.(b)	103,812	2,770,783
DL Holdings Co. Ltd.	38,603	1,807,274
DN Automotive Corp.	240	12,166
DongKook Pharmaceutical Co. Ltd.	162	2,127
Dongkuk Steel Mill Co. Ltd.(b)	272,504	2,402,862
Dongsuh Cos., Inc.	68,979	1,101,918
Dongsung Finetec Co. Ltd.	647	5,552
Dongwon Systems Corp.	7,611	244,371
Doosan Bobcat, Inc.	182,295	4,988,064
DoubleUGames Co. Ltd.	54	2,018
Dreamtech Co. Ltd.	182,749	1,315,157
E-Mart, Inc.	46,503	3,604,028
Echo Marketing, Inc.	539	6,159
Eo Technics Co. Ltd.	26,995	1,421,801
Fila Holdings Corp.(b)	149,037	3,918,925
GOLFZON Co. Ltd.	87	7,761
Green Cross Corp.	10,699	1,095,706
Green Cross Holdings Corp.	4,657	62,609
GS Engineering & Construction Corp.	414,615	6,934,842
GS Holdings Corp.	469,148	16,250,441
GS Retail Co. Ltd.(b)	197,736	4,401,952
HAESUNG DS Co. Ltd.	207	5,869
Hana Materials, Inc.	117	3,026
Handsome Co. Ltd.	168	3,594
Hanjin Transportation Co. Ltd.	174	2,897
Hankook & Co. Co. Ltd.(b)	122,498	1,351,401
Hanmi Science Co. Ltd.	30,183	774,566
Hanmi Semiconductor Co. Ltd.	1,168	10,622
Hansae Co. Ltd.(b)	100,316	1,221,721
Hansol Chemical Co. Ltd.	12,437	1,824,487
Hansol Paper Co. Ltd.	665	6,968
Hanwha Aerospace Co. Ltd.	335	19,499
Hanwha Corp.	880	17,850
Hanwha Systems Co. Ltd.	122,373	1,020,985
Harim Holdings Co. Ltd.	174,482	1,055,585
HDC Holdings Co. Ltd.	39,961	173,496
Hite Jinro Co. Ltd.	98,830	1,996,921
HK inno N Corp.	28,577	837,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
HL Holdings Corp.	23,954	$582,511
HL Mando Co. Ltd.(b)	73,090	2,329,401
Hotel Shilla Co. Ltd.(b)	20,988	1,379,283
Hyosung Advanced Materials Corp.	7,431	1,959,856
Hyosung Corp.(b)	68,664	3,643,618
Hyundai Autoever Corp.	6,824	515,375
Hyundai Construction Equipment Co. Ltd.	45,111	2,218,983
Hyundai Department Store Co. Ltd.	34,010	1,586,864
Hyundai Elevator Co. Ltd.(b)	143,075	3,202,074
Hyundai Greenfood Co. Ltd.	196,090	1,043,642
Hyundai Marine & Fire Insurance Co. Ltd.(b)	358,094	8,339,951
Hyundai Steel Co.	240,880	5,829,125
Hyundai Wia Corp.	150	5,866
iMarketKorea, Inc.	23,605	188,541
Innocean Worldwide, Inc.	237	7,713
IS Dongseo Co. Ltd.(b)	67,776	1,511,493
JB Financial Group Co. Ltd.	1,280,219	7,988,081
Jusung Engineering Co. Ltd.	74,610	625,438
JYP Entertainment Corp.	39,329	2,108,743
K Car Co. Ltd.	89,160	814,391
KCC Glass Corp.	26,873	785,257
KEPCO Engineering & Construction Co., Inc.(b)	8,745	377,601
KEPCO Plant Service & Engineering Co. Ltd.	629	16,515
KG DONGBUSTEEL(b)	33,905	198,148
Kginicis Co. Ltd.(b)	62,339	576,802
KIWOOM Securities Co. Ltd.(b)	58,785	3,905,053
Koentec Co. Ltd.	1,557	9,383
Koh Young Technology, Inc.	449	4,527
Kolmar BNH Co. Ltd.(b)	46,251	1,035,115
Kolmar Korea Co. Ltd.	28,226	950,911
Kolon Global Corp.	64,769	960,394
Kolon Industries, Inc.	45,069	1,466,658
Korea Aerospace Industries Ltd.	524	21,093
Korea Gas Corp.	181,428	5,193,906
Korean Reinsurance Co.	618,140	3,329,010
KT Skylife Co. Ltd.	87,831	565,397
Kukdo Chemical Co. Ltd.	32,828	1,109,843
Kumho Petrochemical Co. Ltd.(b)	112,111	11,171,203
LEENO Industrial, Inc.	123	15,126
LF Corp.	65,605	824,926
LG HelloVision Co. Ltd.	157,723	548,819
LIG Nex1 Co. Ltd.	231	16,843
Lotte Chilsung Beverage Co. Ltd.	57	7,934
Lotte Data Communication Co.	15,408	286,349
LOTTE Fine Chemical Co. Ltd.(b)	60,296	2,703,664
Lotte Rental Co. Ltd.	39,148	856,024
Lotte Shopping Co. Ltd.(b)	37,624	2,707,619
LS Corp.(b)	60,307	3,324,158
LS Electric Co. Ltd.	258	11,507
LX International Corp.(b)	177,816	4,774,103
LX Semicon Co. Ltd.(b)	66,047	3,745,014
Mcnex Co. Ltd.	28,562	630,194
MegaStudyEdu Co. Ltd.	153	9,631
Meritz Financial Group, Inc.	34,529	1,165,985
Meritz Fire & Marine Insurance Co. Ltd.	3,117	122,511
Meritz Securities Co. Ltd.	27,681	136,599
Mirae Asset Securities Co. Ltd.(b)	1,252,698	6,023,253
Nasmedia Co. Ltd.	32,907	650,593
NICE Holdings Co. Ltd.	320	3,265
NICE Information Service Co. Ltd.	62,439	602,417
NongShim Co. Ltd.	42	11,858
OCI Co. Ltd.(b)	37,078	2,369,239
Orion Holdings Corp.(b)	32,752	397,583
Pan Ocean Co. Ltd.(b)	460,285	2,085,752
Partron Co. Ltd.	160,762	1,029,792
PI Advanced Materials Co. Ltd.	52,649	1,203,287
Poongsan Corp.(b)	69,615	1,852,546
Posco ICT Co. Ltd.(b)	107,498	531,327
Posco International Corp.	57,598	1,029,430
PSK, Inc.(b)	85,178	1,037,360
S-1 Corp.(b)	72,393	3,394,943
Samjin Pharmaceutical Co. Ltd.	425	8,621
SAMPYO Cement Co. Ltd.	328,825	872,446
Samyang Foods Co. Ltd.	12,456	1,251,018
SD Biosensor, Inc.(b)	194,022	4,626,147
SeAH Besteel Holdings Corp.	129,846	1,673,776
SeAH Steel Corp.	5,645	578,116
Seegene, Inc.(b)	129,528	2,786,209
Seoul Semiconductor Co. Ltd.(b)	287,920	2,299,717
SFA Engineering Corp.(b)	71,275	2,051,728
SGC Energy Co. Ltd.	183	4,479
Shinsegae International, Inc.	30,631	599,539
Shinsegae, Inc.(b)	9,429	1,640,474
SIMMTECH Co. Ltd.	246	5,146
SK Chemicals Co. Ltd.(b)	44,979	2,603,767
SK Discovery Co. Ltd.	114,948	2,749,843
SK Networks Co. Ltd.	2,249	6,883
SKC Co. Ltd.(b)	26,708	1,869,243
SL Corp.	317	5,753
SNT Motiv Co. Ltd.	222	7,374
Soulbrain Co. Ltd.	5,395	929,672
SSANGYONG C&E Co. Ltd.(b)	673,890	3,069,677
ST Pharm Co. Ltd.	8,140	563,910
TES Co. Ltd.	392	4,867
TKG Huchems Co. Ltd.	635	10,043
Tokai Carbon Korea Co. Ltd.	10,642	796,151
Tongyang Life Insurance Co. Ltd.	511,834	1,967,191
Unid Co. Ltd.	86	5,536
Vieworks Co. Ltd.	10,407	248,138
Wemade Co. Ltd.(b)	6,816	170,063
Woori Investment Bank Co. Ltd.	1,611,622	948,238
Youlchon Chemical Co. Ltd.	281	8,100
Youngone Corp.(b)	45,193	1,677,984
Youngone Holdings Co. Ltd.	19,197	932,144

Total South Korea		265,563,191

Taiwan - 25.4%
AcBel Polytech, Inc.	12,303	11,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
Acer, Inc.(b)	19,644,000	$15,051,527
Alltek Technology Corp.(b)	1,684,240	1,956,284
AP Memory Technology Corp.(b)	523,000	2,807,665
Arcadyan Technology Corp.(b)	1,052,681	3,277,694
Asia Optical Co., Inc.(b)	1,145,000	2,253,827
Asia Vital Components Co. Ltd.(b)	577,000	2,102,585
Bank of Kaohsiung Co. Ltd.	1,650,000	668,364
BenQ Materials Corp.(b)	1,108,000	1,148,177
BES Engineering Corp.(b)	10,033,000	2,657,143
Capital Securities Corp.(b)	12,180,340	4,299,806
Chang Wah Electromaterials, Inc.(b)	2,405,000	2,370,923
Charoen Pokphand Enterprise	9,100	23,183
Chenbro Micom Co. Ltd.	3,000	7,067
Cheng Loong Corp.(b)	4,591,000	4,085,304
Cheng Uei Precision Industry Co. Ltd.	12,000	14,407
Chicony Electronics Co. Ltd.(b)	5,023,652	14,105,551
Chicony Power Technology Co. Ltd.(b)	1,949,625	4,630,562
Chin-Poon Industrial Co. Ltd.(b)	2,309,000	2,159,840
China Bills Finance Corp.	30,000	14,153
China Chemical & Pharmaceutical Co. Ltd.	12,000	12,982
China General Plastics Corp.(b)	3,055,000	2,624,067
China Steel Chemical Corp.(b)	473,726	1,626,071
China Steel Structure Co. Ltd.	3,000	5,759
ChipMOS Technologies, Inc.(b)	3,810,000	4,152,690
Chong Hong Construction Co. Ltd.(b)	1,287,000	3,086,070
Chroma ATE, Inc.(b)	1,100,132	6,478,629
Chun Yuan Steel Industry Co. Ltd.(b)	2,422,000	1,256,882
Chung Hung Steel Corp.(b)	5,839,000	5,081,852
Chung Hwa Pulp Corp.(b)	977,000	513,366
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	1,838,000	4,018,597
Cleanaway Co. Ltd.	3,161	18,512
Compeq Manufacturing Co. Ltd.(b)	4,517,000	6,539,881
Continental Holdings Corp.(b)	2,493,000	2,271,120
CTCI Corp.(b)	2,668,190	3,633,055
DA CIN Construction Co. Ltd.	15,000	14,714
Darfon Electronics Corp.(b)	1,011,000	1,243,377
Daxin Materials Corp.	3,000	6,344
Depo Auto Parts Ind Co. Ltd.	116,000	270,606
Eastern Media International Corp.(b)	362,520	275,409
Edom Technology Co. Ltd.(b)	2,490,000	2,175,221
Elan Microelectronics Corp.(b)	1,564,409	4,377,322
Elite Material Co. Ltd.(b)	1,228,163	6,833,007
Elite Semiconductor Microelectronics Technology, Inc.(b)	1,934,000	4,090,059
Ennoconn Corp.(b)	527,243	3,490,880
ENNOSTAR, Inc.(b)	2,252,000	3,278,847
Eternal Materials Co. Ltd.*(b)	4,822,319	4,903,043
Evergreen International Storage & Transport Corp.(b)	509,000	460,386
Everlight Chemical Industrial Corp.(b)	1,297,000	780,677
Everlight Electronics Co. Ltd.(b)	2,739,165	3,293,005
Far Eastern Department Stores Ltd.	3,088,841	2,160,696
Far Eastern International Bank(b)	14,909,017	5,335,823
Faraday Technology Corp.(b)	200,000	927,266
Farglory F T Z Investment Holding Co. Ltd.	3,000	5,105
Farglory Land Development Co. Ltd.(b)	2,262,640	4,181,417
Feng Hsin Steel Co. Ltd.(b)	1,486,950	3,081,737
FLEXium Interconnect, Inc.*(b)	1,551,028	4,945,446
Flytech Technology Co. Ltd.	6,000	13,060
Formosa Advanced Technologies Co. Ltd.	1,394,000	1,737,086
Formosa International Hotels Corp.*(b)	366,000	3,066,324
Formosan Union Chemical(b)	2,668,000	1,931,415
Fortune Electric Co. Ltd.	3,000	4,714
Foxsemicon Integrated Technology, Inc.(b)	697,197	4,049,053
Froch Enterprise Co. Ltd.(b)	1,090,000	822,762
Fusheng Precision Co. Ltd.(b)	461,000	3,157,277
Gemtek Technology Corp.(b)	2,623,000	2,338,345
Genius Electronic Optical Co. Ltd.	280	3,056
Getac Holdings Corp.	2,186,292	3,140,498
Giant Manufacturing Co. Ltd.(b)	957,051	6,243,228
Gigabyte Technology Co. Ltd.(b)	3,544,000	12,280,132
Global Brands Manufacture Ltd.(b)	1,609,400	1,442,598
Global Mixed Mode Technology, Inc.(b)	897,000	4,158,790
Global PMX Co. Ltd.(b)	172,000	833,824
Gold Circuit Electronics Ltd.*(b)	477,700	1,349,071
Goldsun Building Materials Co. Ltd.(b)	7,213,000	5,925,664
Grape King Bio Ltd.(b)	414,988	2,268,321
Great Wall Enterprise Co. Ltd.(b)	2,789,259	4,133,681
Greatek Electronics, Inc.(b)	3,130,000	4,888,159
HannsTouch Solution, Inc.	12,000	3,549
Highwealth Construction Corp.(b)	8,577,651	11,246,908
Hiwin Technologies Corp.(b)	691,000	4,102,992
Ho Tung Chemical Corp.	30,000	8,541
Holtek Semiconductor, Inc.(b)	1,425,773	3,163,694
Holy Stone Enterprise Co. Ltd.(b)	840,000	2,487,026
Hota Industrial Manufacturing Co. Ltd.	3,146	6,858
Hsin Kuang Steel Co. Ltd.(b)	1,722,000	2,403,533
Huaku Development Co. Ltd.(b)	1,655,296	4,793,198
Huang Hsiang Construction Corp.	9,000	11,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
Hung Sheng Construction Ltd.(b)	1,658,000	$1,221,835
IBF Financial Holdings Co. Ltd.	11,938,139	4,389,093
Inventec Corp.(b)	11,979,000	10,230,800
ITE Technology, Inc.(b)	1,110,000	2,647,199
ITEQ Corp.(b)	1,281,000	3,025,837
Jentech Precision Industrial Co. Ltd.(b)	122,094	1,495,612
Kenda Rubber Industrial Co. Ltd.(b)	1,457,000	1,436,355
Kerry TJ Logistics Co. Ltd.	6,000	7,379
Kindom Development Co. Ltd.(b)	3,764,200	3,576,146
King Slide Works Co. Ltd.	88,004	1,099,495
King Yuan Electronics Co. Ltd.(b)	11,071,000	13,039,326
King’s Town Bank Co. Ltd.(b)	3,750,000	4,136,097
Kinik Co.	3,495	11,997
Kinpo Electronics(b)	1,748,000	767,777
Kinsus Interconnect Technology Corp.(b)	113,000	384,197
KMC Kuei Meng International, Inc.*(b)	310,000	1,412,048
KS Terminals, Inc.(b)	199,000	454,517
Kung Long Batteries Industrial Co. Ltd.	3,000	13,372
L&K Engineering Co. Ltd.	1,410,000	1,727,205
Lealea Enterprise Co. Ltd.(b)	3,804,000	1,262,410
Lelon Electronics Corp.(b)	1,011,000	1,763,095
Lian Hwa Food Corp.(b)	480,820	1,168,592
Lien Hwa Industrial Holdings Corp.(b)	2,672,773	4,356,719
Longchen Paper & Packaging Co. Ltd.(b)	3,485,628	1,854,208
Lotes Co. Ltd.(b)	242,106	6,506,468
Lotus Pharmaceutical Co. Ltd.*(b)	514,000	4,113,940
Macronix International Co. Ltd.(b)	11,404,000	12,522,490
Makalot Industrial Co. Ltd.(b)	642,881	4,873,559
Marketech International Corp.(b)	204,000	783,199
Merida Industry Co. Ltd.(b)	551,043	2,994,068
Mirle Automation Corp.	1,061,560	1,307,285
Namchow Holdings Co. Ltd.(b)	623,000	922,272
Nichidenbo Corp.(b)	1,594,000	2,727,933
Nien Made Enterprise Co. Ltd.(b)	788,000	7,550,422
Nuvoton Technology Corp.(b)	1,184,872	4,433,319
O-Bank Co. Ltd.(b)	4,176,000	1,139,940
Oriental Union Chemical Corp.(b)	2,139,000	1,294,445
Pan Jit International, Inc.(b)	1,161,000	2,187,109
Pan-International Industrial Corp.(b)	929,000	1,127,416
Pou Chen Corp.	9,520,000	10,593,093
Powertech Technology, Inc.(b)	5,297,000	13,649,441
President Securities Corp.	4,870,520	2,479,987
Primax Electronics Ltd.	2,121,000	3,829,952
Promate Electronic Co. Ltd.(b)	1,679,000	2,073,109
Qisda Corp.(b)	9,468,000	8,671,543
Raydium Semiconductor Corp.(b)	502,000	4,973,370
Ruentex Industries Ltd.(b)	4,416,000	9,339,038
Run Long Construction Co. Ltd.(b)	433,000	979,112
San Fu Chemical Co. Ltd.(b)	405,000	1,515,349
Sanyang Motor Co. Ltd.(b)	2,103,000	2,316,102
ScinoPharm Taiwan Ltd.(b)	730,000	604,464
SDI Corp.	3,000	9,409
Sercomm Corp.	6,488	16,106
Sesoda Corp.(b)	757,000	987,643
Sheng Yu Steel Co. Ltd.(b)	2,028,000	1,616,567
Shin Zu Shing Co. Ltd.	6,000	15,929
Shinkong Insurance Co. Ltd.	1,117,000	1,775,323
Shiny Chemical Industrial Co. Ltd.	3,637	13,549
Sigurd Microelectronics Corp.(b)	2,690,000	4,249,142
Sinbon Electronics Co. Ltd.(b)	438,120	3,919,995
Sincere Navigation Corp.(b)	960,000	624,685
Sinon Corp.	18,000	21,347
Sitronix Technology Corp.(b)	429,000	2,477,510
Sonix Technology Co. Ltd.(b)	1,286,000	2,096,227
Standard Chemical & Pharmaceutical Co. Ltd.	6,000	12,006
Standard Foods Corp.	9,896	12,831
Stark Technology, Inc.	6,000	16,769
Sunny Friend Environmental Technology Co. Ltd.(b)	697,000	3,923,183
Sunonwealth Electric Machine Industry Co. Ltd.	9,000	12,503
Sunrex Technology Corp.	3,000	3,714
Supreme Electronics Co. Ltd.(b)	3,202,506	3,730,205
Synnex Technology International Corp.(b)	7,384,600	14,223,563
Systex Corp.	6,000	13,567
T3EX Global Holdings Corp.(b)	788,000	1,948,496
TA Chen Stainless Pipe(b)	4,472,000	6,169,179
Ta Ya Electric Wire & Cable(b)	921,000	608,297
Taichung Commercial Bank Co. Ltd.	7,250,250	3,019,414
Taiflex Scientific Co. Ltd.	9,000	12,064
Tainan Spinning Co. Ltd.(b)	3,885,000	2,123,538
Taisun Enterprise Co. Ltd.(b)	9,000	9,531
Taita Chemical Co. Ltd.(b)	1,550,900	1,130,294
Taiwan Business Bank	36,708	15,466
Taiwan Cogeneration Corp.	15,970	16,861
Taiwan Fertilizer Co. Ltd.(b)	2,528,000	4,400,384
Taiwan Glass Industry Corp.(b)	6,806,000	4,705,552
Taiwan Hon Chuan Enterprise Co. Ltd.	12,692	35,926
Taiwan Navigation Co. Ltd.(b)	1,038,000	908,467
Taiwan Paiho Ltd.(b)	1,099,000	2,030,980
Taiwan PCB Techvest Co. Ltd.(b)	1,866,302	2,198,114
Taiwan Sakura Corp.	6,000	12,123
Taiwan Secom Co. Ltd.	1,017,000	3,308,877
Taiwan Surface Mounting Technology Corp.(b)	744,000	2,154,382
Taiwan-Asia Semiconductor Corp.	15,000	16,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
Teco Electric & Machinery Co. Ltd.	5,193,000	$4,654,785
Test Research, Inc.	6,115	12,673
Thinking Electronic Industrial Co. Ltd.	3,000	12,103
Ton Yi Industrial Corp.(b)	4,212,000	2,336,536
Tong Hsing Electronic Industries Ltd.*	851,396	5,290,841
Tong Yang Industry Co. Ltd.	6,685	9,374
Topco Scientific Co. Ltd.	948,521	5,061,165
Transcend Information, Inc.(b)	1,781,479	3,825,466
Tripod Technology Corp.(b)	2,131,928	6,520,188
TSRC Corp.(b)	3,654,000	3,215,848
Ttet Union Corp.	157,000	720,242
Tung Ho Steel Enterprise Corp.(b)	3,397,722	5,825,835
TXC Corp.(b)	1,795,549	4,831,283
U-Ming Marine Transport Corp.(b)	2,048,420	3,239,030
Union Bank of Taiwan(b)	2,586,000	1,346,196
United Integrated Services Co. Ltd.(b)	1,255,000	7,472,304
Universal Cement Corp.(b)	2,598,000	1,876,514
USI Corp.(b)	5,295,000	3,807,307
Visual Photonics Epitaxy Co. Ltd.(b)	784,750	1,761,733
Wah Lee Industrial Corp.	1,049,580	2,861,668
Walsin Technology Corp.(b)	468,000	1,202,909
Wan Hai Lines Ltd.(b)	438,150	1,141,866
Weikeng Industrial Co. Ltd.(b)	4,697,431	4,019,536
Weltrend Semiconductor(b)	834,000	1,120,665
Winbond Electronics Corp.(b)	8,901,000	5,676,159
Wistron Corp.(b)	15,217,000	14,555,800
Wistron NeWeb Corp.	6,722	17,146
WPG Holdings Ltd.(b)	7,056,058	11,042,488
WT Microelectronics Co. Ltd.(b)	2,128,678	4,231,661
YC INOX Co. Ltd.	9,793	9,224
YFY, Inc.(b)	5,016,000	3,990,213
Yieh Phui Enterprise Co. Ltd.(b)	2,786,000	1,450,310
Yulon Motor Co. Ltd.(b)	1,520,000	3,066,161
ZongTai Real Estate Development Co. Ltd.	15,941	16,208

Total Taiwan		620,918,495

Thailand - 6.1%
Amata Corp. PCL, NVDR(b)	5,724,800	3,520,665
Asian Sea Corp. PCL, NVDR(b)	1,366,500	540,524
Asiasoft Corp. PCL, NVDR(b)	10,200	5,124
Bangchak Corp. PCL, NVDR	5,585,400	5,079,835
Bangkok Chain Hospital PCL, NVDR(b)	14,081,500	8,334,654
Banpu PCL, NVDR	21,504,500	8,506,183
Banpu Power PCL, NVDR(b)	4,960,300	2,348,749
BCPG PCL, NVDR(b)	12,648,012	3,724,837
Chularat Hospital PCL, NVDR(b)	62,602,200	6,651,540
Com7 PCL, NVDR	15,000	14,725
Dynasty Ceramic PCL, NVDR(b)	47,952,000	3,904,277
Eastern Polymer Group PCL, NVDR(b)	6,930,200	1,980,915
Gunkul Engineering PCL, NVDR	238,100	36,091
Ichitan Group PCL, NVDR	23,700	7,732
IRPC PCL, NVDR(b)	60,935,300	5,313,256
Jay Mart PCL, NVDR(b)	2,147,900	2,527,124
KCE Electronics PCL, NVDR(b)	3,035,100	4,074,842
Kiatnakin Phatra Bank PCL, NVDR	24,600	52,382
Mega Lifesciences PCL, NVDR(b)	2,801,500	3,781,439
MK Restaurants Group PCL, NVDR(b)	930,600	1,578,541
Northeast Rubber PCL, NVDR(b)	13,213,175	2,422,511
Origin Property PCL, NVDR(b)	8,730,200	3,049,962
Polyplex Thailand PCL, NVDR(b)	3,249,113	2,368,705
Precious Shipping PCL, NVDR(b)	7,716,800	3,587,137
Prima Marine PCL, NVDR(b)	15,788,600	3,259,376
PTG Energy PCL, NVDR(b)	4,083,200	1,709,438
Quality Houses PCL, NVDR	347,700	23,090
Rajthanee Hospital PCL, NVDR(b)	2,020,200	1,764,431
Ratch Group PCL, NVDR	4,494,800	5,547,934
Regional Container Lines PCL, NVDR(b)	2,735,700	2,428,837
Sansiri PCL, NVDR	58,297,900	2,962,446
Sino-Thai Engineering & Construction PCL, NVDR(b)	3,268,600	1,283,469
Somboon Advance Technology PCL, NVDR(b)	4,148,500	2,515,331
Supalai PCL, NVDR	11,323,100	7,944,314
Synnex Thailand PCL, NVDR(b)	2,098,700	993,754
Thai Union Group PCL, NVDR	12,192,500	5,949,278
Thai Vegetable Oil PCL, NVDR	4,155,470	3,419,399
Thaifoods Group PCL, NVDR(b)	9,678,500	1,439,130
Thanachart Capital PCL, NVDR	6,606,200	8,106,352
Tisco Financial Group PCL, NVDR	4,538,100	13,004,372
TQM Alpha PCL, NVDR(b)	1,755,200	1,976,405
TTW PCL, NVDR(b)	21,407,100	5,562,694
WHA Corp. PCL, NVDR(b)	50,436,000	5,941,357
Workpoint Entertainment PCL, NVDR	7,500	3,941

Total Thailand		149,247,098

Turkey - 2.4%
Aksa Akrilik Kimya Sanayii AS	8,828	43,363
Aksa Enerji Uretim AS(b)	546,639	1,372,474
Alarko Holding AS(b)	237,276	1,039,378
Alkim Alkali Kimya AS	530,988	1,111,360
Anadolu Efes Biracilik Ve Malt Sanayii AS	864,632	3,129,294
Arcelik AS	15,074	90,350
Aygaz AS	461,141	2,355,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

Investments	Shares	Value
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	263,969	$839,026
Coca-Cola Icecek AS	2,408	26,293
Dogus Otomotiv Servis ve Ticaret AS	3,788	39,662
EGE Endustri VE Ticaret AS(b)	51	16,872
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	9,394,724	4,381,310
Enerjisa Enerji AS(a)	19,587	37,731
Haci Omer Sabanci Holding AS	4,821,112	11,610,125
Is Yatirim Menkul Degerler AS, Class A	7,549	26,213
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	4,666,210	4,484,368
Kartonsan Karton Sanayi ve Ticaret AS	132,854	704,031
Koza Altin Isletmeleri AS	152,699	4,608,827
Nuh Cimento Sanayi AS	313,817	1,983,202
Otokar Otomotiv Ve Savunma Sanayi AS(b)	407	22,568
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,018,126	1,719,765
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	648,177	1,402,344
Tekfen Holding AS(b)	570,193	1,500,452
Tofas Turk Otomobil Fabrikasi AS(b)	812,554	7,192,510
Turk Traktor ve Ziraat Makineleri AS	1,174	41,392
Turkcell Iletisim Hizmetleri AS	2,373,290	4,802,491
Turkiye Petrol Rafinerileri AS*‡	0	10
Turkiye Sise ve Cam Fabrikalari AS‡	0	1
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	2,866,366
Yapi ve Kredi Bankasi AS(b)	58,120	36,668

Total Turkey		57,483,480

TOTAL COMMON STOCKS (Cost: $2,238,416,521)		2,432,055,818

RIGHTS - 0.0%

Thailand - 0.0%
Asian Sea Corp. PCL* (Cost: $0)	204,134	7,957

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Emerging Markets High Dividend Fund(b)(d) (Cost: $4,824,025)	148,566	5,294,892

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(e) (Cost: $83,859,387)	83,859,387	$83,859,387

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $2,327,099,933)		2,521,218,054
Other Assets less Liabilities - (3.3)%		(79,678,277)

NET ASSETS - 100.0%		$2,441,539,777

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $742,350, which represents 0.03% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $471,468,725 and the total market value of the collateral held by the Fund was $522,210,384. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $438,350,997.

(c)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At December 31, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India
Yes Bank Ltd.	5,997,912	10/18/19 – 1/10/20	$4,322,484	$1,493,497	0.1%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value a t3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$12,543,585	$60,188,588	$62,632,541	$(4,974,108)	$169,368	$5,294,892	$1,679,880

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	1/4/2023	210,454	USD	4,100,000	MXN	$60	$—
HSBC Holdings PLC	1/4/2023	462,267	USD	3,200,000	CNH	—	(238)
State Street Bank and Trust	1/4/2023	6,272,352	PHP	111,627	USD	927	—
UBS AG	1/3/2023	649,476	USD	11,000,000	ZAR	2,988	—

						$3,975	$(238)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
China	$456,626,794	$—	$742,350	*	$457,369,144
South Korea	264,602,797	960,394	—		265,563,191
Other	1,709,123,483	—	—		1,709,123,483
Rights	—	7,957	—		7,957
Exchange-Traded Fund	5,294,892	—	—		5,294,892
Investment of Cash Collateral for Securities Loaned	—	83,859,387	—		83,859,387

Total Investments in Securities	$2,435,647,966	$84,827,738	$742,350		$2,521,218,054

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3,975	$—		$3,975
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(238)	$—		$(238)

Total - Net	$2,435,647,966	$84,831,475	$742,350		$2,521,221,791

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 100.1%

Austria - 0.9%
Andritz AG	115,667	$6,610,509
AT&S Austria Technologie & Systemtechnik AG	17,811	608,281
Lenzing AG	55,625	3,253,244

Total Austria		10,472,034

Belgium - 3.9%
Anheuser-Busch InBev SA	394,506	23,691,715
Barco NV	38,339	944,371
Bekaert SA	66,511	2,575,293
Melexis NV	42,503	3,674,266
Solvay SA(a)	94,289	9,505,500
UCB SA	73,257	5,751,178

Total Belgium		46,142,323

Finland - 4.0%
Cargotec Oyj, Class B	36,182	1,595,581
Fiskars Oyj Abp(a)	88,311	1,449,563
Huhtamaki Oyj	58,422	1,995,227
Kemira Oyj	144,715	2,213,226
Kone Oyj, Class B	424,967	21,906,264
Konecranes Oyj	96,046	2,948,045
Metso Outotec Oyj	538,551	5,524,673
Nokia Oyj	1,094,598	5,054,841
Valmet Oyj(a)	202,018	5,424,587

Total Finland		48,112,007

France - 25.6%
Air Liquide SA	106,615	15,065,109
Airbus SE	115,282	13,659,308
Arkema SA	26,963	2,413,752
BioMerieux	10,623	1,110,157
Bureau Veritas SA	92,585	2,431,746
Cie Generale des Etablissements Michelin SCA	309,585	8,585,559
Danone SA	271,634	14,271,839
Dassault Aviation SA(a)	14,427	2,435,838
Dassault Systemes SE(a)	61,884	2,212,200
Eramet SA	17,064	1,527,038
EssilorLuxottica SA	69,360	12,524,933
Gaztransport Et Technigaz SA	16,411	1,747,960
Hermes International	9,513	14,670,716
Imerys SA	29,902	1,159,715
Interparfums SA	10,943	649,347
IPSOS	15,003	936,699
Kering SA(a)	32,165	16,323,003
L’Oreal SA	120,288	42,826,671
Lectra(a)	6,990	262,595
Legrand SA	57,168	4,564,957
LVMH Moet Hennessy Louis Vuitton SE(a)	63,863	46,340,459
Neoen SA(b)	1,630	65,427
Nexans SA	7,795	702,557
Pernod Ricard SA	90,243	17,697,293
Publicis Groupe SA*(a)	101,762	6,453,336
Remy Cointreau SA	6,293	1,058,473
Rubis SCA	76,284	2,002,786
Sanofi	508,872	48,791,511
Sartorius Stedim Biotech(a)	3,488	1,126,076
Schneider Electric SE	127,891	17,842,183
Societe BIC SA	13,628	930,119
Sodexo SA(a)	20,695	1,976,321
Teleperformance(a)	6,630	1,575,795
Valeo	47,110	839,645

Total France		306,781,123

Germany - 23.6%
adidas AG	62,016	8,436,137
AIXTRON SE	12,330	354,903
BASF SE	634,876	31,432,524
Bayer AG, Registered Shares	366,101	18,881,598
Bayerische Motoren Werke AG	421,568	37,514,184
Beiersdorf AG	16,959	1,940,265
Brenntag SE	35,658	2,272,703
Deutsche Telekom AG, Registered Shares	2,125,326	42,275,703
Duerr AG	13,683	460,292
Evonik Industries AG	272,399	5,214,022
GEA Group AG	41,772	1,703,000
Hannover Rueck SE	62,051	12,284,533
Hapag-Lloyd AG(a)(b)	70,841	13,427,452
HeidelbergCement AG	94,399	5,367,815
Henkel AG & Co. KGaA	72,591	4,667,731
Hochtief AG	26,082	1,466,401
HUGO BOSS AG	15,372	888,536
Infineon Technologies AG	130,476	3,958,890
Jenoptik AG	2,974	81,127
Krones AG	6,687	749,353
Mercedes-Benz Group AG, Registered Shares	671,289	43,988,978
Merck KGaA	13,763	2,657,160
MTU Aero Engines AG	6,643	1,433,545
Puma SE	23,518	1,423,146
SAP SE	229,634	23,622,951
Siemens Healthineers AG(b)	189,455	9,448,608
Siltronic AG	13,460	978,987
Symrise AG	13,100	1,421,165
Wacker Chemie AG	33,706	4,295,142

Total Germany		282,646,851

Ireland - 2.4%
CRH PLC	573,907	22,668,698
Glanbia PLC	168,037	2,137,702
Kerry Group PLC, Class A	38,339	3,446,871

Total Ireland		28,253,271

Italy - 2.1%
Brunello Cucinelli SpA	15,087	1,112,620
Carel Industries SpA(b)	16,163	405,374
Davide Campari-Milano NV	167,629	1,696,706
DiaSorin SpA(a)	8,188	1,139,519
Ferrari NV	42,768	9,137,954
Leonardo SpA	232,206	1,997,443
Moncler SpA	70,556	3,727,392
Prysmian SpA	90,924	3,363,358
Reply SpA	5,481	625,907
Salvatore Ferragamo SpA(a)	80,111	1,409,869
Webuild SpA(a)	735,891	1,079,897

Total Italy		25,696,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2022

Investments	Shares	Value
Netherlands - 18.7%
Aegon NV	2,075,993	$10,497,525
Arcadis NV	57,369	2,247,032
ASM International NV	9,905	2,491,081
ASML Holding NV	89,479	48,111,097
BE Semiconductor Industries NV	107,854	6,510,459
Corbion NV	24,427	830,059
Heineken Holding NV	128,531	9,883,434
Heineken NV	307,760	28,864,776
IMCD NV	14,530	2,064,775
JDE Peet’s NV	270,735	7,807,207
Koninklijke Ahold Delhaize NV	786,959	22,542,423
Koninklijke DSM NV	76,816	9,370,524
Koninklijke Vopak NV	173,881	5,149,690
OCI NV	725,024	25,859,778
SBM Offshore NV	298,412	4,668,918
Signify NV(b)	142,283	4,765,099
Universal Music Group NV	795,559	19,112,340
Wolters Kluwer NV	130,457	13,611,142

Total Netherlands		224,387,359

Portugal - 0.1%
Altri SGPS SA(a)	190,588	1,018,042

Spain - 11.4%
Acerinox SA	519,616	5,125,243
ACS Actividades de Construccion y Servicios SA(a)	717,519	20,499,711
Banco Bilbao Vizcaya Argentaria SA	7,716,554	46,398,743
Banco Santander SA	14,492,420	43,346,347
Cie Automotive SA	78,720	2,021,374
Ebro Foods SA(a)	96,040	1,502,630
Fluidra SA(a)	200,977	3,114,433
Mapfre SA(a)	5,940,420	11,475,238
Viscofan SA(a)	45,032	2,893,235

Total Spain		136,376,954

Switzerland - 0.4%
STMicroelectronics NV	138,409	4,873,920

United Kingdom - 0.8%
CNH Industrial NV	636,729	10,169,447

United States - 6.2%
Stellantis NV	5,201,095	73,626,689

TOTAL COMMON STOCKS (Cost: $1,187,416,639)		1,198,556,059

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $37,920,424)	37,920,424	37,920,424

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $1,225,337,063)		1,236,476,483
Other Assets less Liabilities - (3.3)%		(39,527,157)

NET ASSETS - 100.0%		$1,196,949,326

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $69,381,056. The Fund also had securities on loan having a total market value of $668,950 that were sold and pending settlement. The total market value of the collateral held by the Fund was $73,696,765. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $35,776,341.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/5/2023	290,713,319	EUR	310,312,339	USD	$—	$(26,602)
Bank of America NA	2/3/2023	303,569,002	USD	283,821,550	EUR	56,998	—
Citibank NA	1/5/2023	3,463,642	EUR	3,679,558	USD	17,275	—
Citibank NA	1/5/2023	324,010,093	USD	313,746,200	EUR	—	(10,859,225)
Goldman Sachs	1/5/2023	7,070,091	EUR	7,301,636	USD	244,452	—
Goldman Sachs	1/5/2023	6,925,511	EUR	7,301,636	USD	90,139	—
Goldman Sachs	1/5/2023	290,715,228	EUR	310,312,341	USD	—	(24,567)
Goldman Sachs	1/5/2023	324,010,093	USD	313,745,896	EUR	—	(10,858,901)
Goldman Sachs	2/3/2023	303,569,001	USD	283,824,733	EUR	53,592	—
JP Morgan Chase Bank NA	1/5/2023	3,426,795	EUR	3,650,818	USD	6,687	—
JP Morgan Chase Bank NA	1/5/2023	30,922,888	EUR	32,857,362	USD	147,425	—
JP Morgan Chase Bank NA	1/5/2023	290,713,593	EUR	310,312,341	USD	—	(26,311)
JP Morgan Chase Bank NA	1/5/2023	324,010,093	USD	313,751,365	EUR	—	(10,864,738)
JP Morgan Chase Bank NA	2/3/2023	303,569,001	USD	283,823,141	EUR	55,295	—
Morgan Stanley & Co. International	1/5/2023	290,713,593	EUR	310,312,341	USD	—	(26,311)
Morgan Stanley & Co. International	1/5/2023	324,010,093	USD	313,747,415	EUR	—	(10,860,522)
Morgan Stanley & Co. International	2/3/2023	303,569,001	USD	283,823,141	EUR	55,295	—

						$727,158	$(43,547,177)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,198,556,059	$—	$—	$1,198,556,059
Investment of Cash Collateral for Securities Loaned	—	37,920,424	—	37,920,424

Total Investments in Securities	$1,198,556,059	$37,920,424	$—	$1,236,476,483

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$727,158	$—	$727,158
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(43,547,177)	$—	$(43,547,177)

Total - Net	$1,198,556,059	$(4,899,595)	$—	$1,193,656,464

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 100.0%

Austria - 7.3%
Andritz AG	6,670	$381,199
AT&S Austria Technologie & Systemtechnik AG	1,124	38,387
BAWAG Group AG*(a)	10,118	537,762
EVN AG	7,047	127,103
Lenzing AG	3,154	184,462
Oesterreichische Post AG	4,755	149,198
Porr AG	1,074	13,480
S IMMO AG	2,512	33,458
Schoeller-Bleckmann Oilfield Equipment AG	284	17,640
Semperit AG Holding	964	20,391
Telekom Austria AG*	6,346	39,147
UNIQA Insurance Group AG	15,469	115,565
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,146	75,042
Voestalpine AG	11,852	313,443
Wienerberger AG	4,655	112,079

Total Austria		2,158,356

Belgium - 7.9%
Ackermans & van Haaren NV	827	141,395
Aedifica SA	1,992	161,148
Barco NV	2,205	54,314
Bekaert SA	3,835	148,490
bpost SA	15,754	80,772
Cofinimmo SA	3,948	352,670
Econocom Group SA/NV	1,771	5,387
Etablissements Franz Colruyt NV(b)	7,574	172,175
Euronav NV*	1,874	31,380
Fagron	1,475	20,890
Intervest Offices & Warehouses NV	1,661	34,107
Melexis NV	1,820	157,334
Proximus SADP	52,177	500,950
Recticel SA(b)	1,413	23,435
VGP NV	2,354	195,457
Warehouses De Pauw CVA	7,323	208,673
Xior Student Housing NV	1,362	42,009

Total Belgium		2,330,586

Denmark - 0.1%
Cementir Holding NV	4,942	32,385

Finland - 9.7%
Cargotec Oyj, Class B	2,108	92,960
Caverion Oyj	4,909	36,307
Citycon Oyj*(b)	17,954	119,855
Harvia Oyj	1,060	20,001
Huhtamaki Oyj	3,505	119,703
Kemira Oyj	6,066	92,772
Kesko Oyj, Class B	18,761	412,868
Kojamo Oyj	8,553	125,969
Konecranes Oyj	5,502	168,879
Lassila & Tikanoja Oyj	1,137	12,911
Metsa Board Oyj, Class B	16,032	149,970
Metso Outotec Oyj	31,173	319,785
Musti Group Oyj*	958	15,960
Orion Oyj, Class B	4,424	241,930
Outokumpu Oyj(b)	22,789	115,065
Puuilo Oyj	6,667	41,589
Raisio Oyj, Class V	7,471	19,854
Rovio Entertainment Oyj(a)	2,184	14,160
Sanoma Oyj	2,153	22,564
Terveystalo Oyj(a)	6,036	40,262
TietoEVRY Oyj	8,489	240,268
Tokmanni Group Corp.	5,808	69,982
Uponor Oyj	4,661	82,626
Valmet Oyj	11,354	304,878

Total Finland		2,881,118

France - 16.6%
Alten SA	449	55,970
Antin Infrastructure Partners SA	1,684	36,484
Arkema SA	3,409	305,177
Beneteau SA	2,947	44,473
Cie Plastic Omnium SA	3,685	53,408
Coface SA	14,903	193,089
Derichebourg SA	14,378	84,704
Elis SA	9,333	137,656
Eramet SA	2,090	187,032
Etablissements Maurel et Prom SA	11,411	48,896
Eurazeo SE	2,996	185,774
Fnac Darty SA	2,085	76,636
Gaztransport Et Technigaz SA	2,015	214,621
Imerys SA	3,984	154,515
Interparfums SA	1,387	82,303
IPSOS	1,893	118,188
Klepierre SA*	29,681	682,006
Lectra	864	32,458
LISI	1,117	23,199
Maisons du Monde SA(a)	3,105	38,937
Neoen SA(a)	402	16,136
Nexans SA	930	83,820
Quadient SA	1,457	21,412
Rexel SA	25,171	495,367
Rothschild & Co.	1,332	53,096
Rubis SCA	10,822	284,124
Societe BIC SA	1,786	121,896
Sopra Steria Group SACA	578	87,102
SPIE SA	5,494	142,834
Technip Energies NV	7,853	122,951
Television Francaise 1	17,773	135,718
Trigano SA	416	56,651
Valeo	6,033	107,527
Verallia SA(a)	5,253	177,606
Vicat SA	2,612	65,371
Wendel SE	2,009	186,966

Total France		4,914,103

Germany - 13.0%
7C Solarparken AG	3,932	17,919
Aareal Bank AG*	336	11,855
AIXTRON SE	1,424	40,988
alstria office REIT AG	1,619	13,477
AURELIUS Equity Opportunities SE & Co. KGaA	2,490	48,685
Aurubis AG	1,398	113,930
BayWa AG	1,064	49,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2022

Investments	Shares	Value
Bechtle AG	2,297	$81,046
Bilfinger SE	1,961	56,675
CompuGroup Medical SE & Co. KGaA	828	31,795
CropEnergies AG	3,224	44,799
Dermapharm Holding SE	3,592	143,835
Deutz AG	7,709	33,288
Duerr AG	1,659	55,808
Encavis AG	4,951	97,674
Energiekontor AG	272	22,352
Fielmann AG	3,347	132,239
Freenet AG	12,028	262,129
GEA Group AG	5,528	225,371
Gerresheimer AG	812	54,423
Hamborner REIT AG	4,322	31,043
Hamburger Hafen und Logistik AG	3,724	47,296
Hensoldt AG	1,410	33,257
Hochtief AG	3,450	193,968
Hornbach Holding AG & Co. KGaA	694	57,217
HUGO BOSS AG	1,915	110,691
Indus Holding AG	827	19,373
Instone Real Estate Group SE(a)	4,664	40,170
JOST Werke AG(a)	548	30,763
K + S AG, Registered Shares	3,189	62,539
Kloeckner & Co. SE	15,370	151,487
Krones AG	869	97,381
Mutares SE & Co. KGaA	1,434	27,548
Rheinmetall AG	1,109	220,205
SAF-Holland SE	2,926	27,527
Salzgitter AG	2,528	76,947
Scout24 SE(a)	1,573	78,785
Siltronic AG	1,799	130,847
Sixt SE	1,548	141,998
Stroeer SE & Co. KGaA	3,412	158,622
Suedzucker AG	12,258	213,766
Synlab AG	7,677	92,830
United Internet AG, Registered Shares	6,819	137,473
Varta AG(b)	4,104	98,725
VERBIO Vereinigte BioEnergie AG	191	12,353
Wacker Neuson SE	2,328	40,598

Total Germany		3,870,753

Ireland - 0.6%
Cairn Homes PLC	42,521	39,390
Glanbia PLC	9,610	122,255
Origin Enterprises PLC	6,013	27,659

Total Ireland		189,304

Italy - 18.5%
A2A SpA	288,234	382,984
ACEA SpA	6,955	95,902
Alerion Cleanpower SpA	1,232	42,338
Anima Holding SpA(a)	38,200	152,557
Ariston Holding NV	2,224	22,834
Arnoldo Mondadori Editore SpA	7,075	13,652
Azimut Holding SpA	13,744	307,007
Banca Generali SpA*	9,364	320,399
Banca Mediolanum SpA	47,689	396,887
Banca Popolare di Sondrio SpA	28,280	114,087
Banco BPM SpA	120,796	429,817
BPER Banca	58,992	120,787
Brembo SpA	10,329	115,197
Brunello Cucinelli SpA	862	63,570
Buzzi Unicem SpA	5,635	108,251
Cairo Communication SpA	13,986	22,211
Carel Industries SpA(a)	841	21,093
Credito Emiliano SpA	9,444	66,824
Danieli & C. Officine Meccaniche SpA(b)	1,384	30,723
De’ Longhi SpA	8,124	181,904
El.En. SpA	1,463	22,250
Enav SpA(a)	17,208	72,726
ERG SpA	8,092	250,104
Esprinet SpA	4,525	32,525
Hera SpA	96,905	260,520
Immobiliare Grande Distribuzione SIIQ SpA	14,027	46,632
Interpump Group SpA	988	44,455
Iren SpA	110,704	173,442
Italgas SpA	87,756	486,083
Italian Sea Group SPA	2,039	12,339
Leonardo SpA	13,264	114,097
Maire Tecnimont SpA(b)	24,419	80,842
MARR SpA	3,238	39,396
OVS SpA(a)	7,924	17,810
Piaggio & C. SpA	21,589	64,607
RAI Way SpA(a)	9,909	57,213
Reply SpA	301	34,373
Salcef Group SpA	2,125	39,507
Salvatore Ferragamo SpA(b)	4,770	83,947
Sanlorenzo SpA	815	32,139
SOL SpA	1,344	25,389
Technogym SpA(a)	5,933	45,274
Unieuro SpA(a)	2,762	36,228
Unipol Gruppo SpA	58,170	282,969
Webuild SpA(b)	47,140	69,176
Zignago Vetro SpA	3,195	48,079

Total Italy		5,481,146

Netherlands - 8.2%
Aalberts NV	3,739	144,574
AMG Advanced Metallurgical Group NV	861	31,610
Arcadis NV	3,387	132,662
ASR Nederland NV	15,060	712,828
BE Semiconductor Industries NV	6,235	376,367
Corbion NV	1,537	52,229
ForFarmers NV	9,962	31,099
Heijmans NV, CVA	3,986	43,051
Koninklijke Vopak NV	10,121	299,745
Ordina NV	7,546	31,207
SBM Offshore NV	16,983	265,714
Signify NV(a)	8,243	276,061
Sligro Food Group NV	1,374	23,814

Total Netherlands		2,420,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2022

Investments	Shares	Value
Portugal - 2.6%
Altri SGPS SA(b)	10,455	$55,846
Banco Comercial Portugues SA, Class R	134,474	21,011
Corticeira Amorim SGPS SA	3,627	33,754
CTT - Correios de Portugal SA(b)	7,193	23,644
Mota-Engil SGPS SA	11,889	14,846
Navigator Co. SA	43,668	160,973
NOS SGPS SA	46,056	185,996
REN - Redes Energeticas Nacionais SGPS SA	56,291	151,393
Sonae SGPS SA	132,736	132,454

Total Portugal		779,917

Spain - 15.5%
Acerinox SA	29,431	290,293
Almirall SA	4,451	42,943
Applus Services SA	4,568	31,274
Banco de Sabadell SA	265,615	249,687
Bankinter SA	66,524	445,014
Cia de Distribucion Integral Logista Holdings SA	14,586	367,379
Cie Automotive SA	4,389	112,701
Construcciones y Auxiliar de Ferrocarriles SA	1,763	49,861
Ebro Foods SA	2,711	42,416
Enagas SA(b)	35,990	596,320
Ence Energia y Celulosa SA	23,794	71,358
Ercros SA	4,569	15,799
Faes Farma SA	18,134	67,931
Fluidra SA(b)	12,318	190,885
Gestamp Automocion SA(a)	16,695	64,393
Global Dominion Access SA(a)	4,594	17,577
Grupo Catalana Occidente SA	1,523	48,031
Indra Sistemas SA	3,711	42,180
Inmobiliaria Colonial Socimi SA	29,507	189,263
Laboratorios Farmaceuticos Rovi SA	2,000	76,970
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(b)	47,649	52,481
Mapfre SA(b)	241,594	466,692
Merlin Properties Socimi SA	61,162	572,789
Neinor Homes SA(a)	4,960	43,301
Pharma Mar SA	246	16,882
Prosegur Cash SA(a)(b)	18,712	11,942
Prosegur Cia de Seguridad SA	23,066	43,646
Sacyr SA	39,163	108,671
Talgo SA(a)(b)	5,268	18,554
Unicaja Banco SA(a)	93,144	102,490
Viscofan SA	2,358	151,498

Total Spain		4,601,221

TOTAL COMMON STOCKS (Cost: $32,322,363)		29,659,850

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $1,909,729)	1,909,729	1,909,729

TOTAL INVESTMENTS IN SECURITIES - 106.4% (Cost: $34,232,092)		31,569,579
Other Assets less Liabilities - (6.4)%		(1,898,794)

NET ASSETS - 100.0%		$29,670,785

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,138,567. The Fund also had securities on loan having a total market value of $4,331 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,261,333. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $351,604.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/5/2023	7,049,258	EUR	7,524,498	USD	$—	$(645)
Bank of America NA	2/3/2023	7,503,170	USD	7,015,082	EUR	1,409	—
Citibank NA	1/5/2023	150,117	EUR	159,475	USD	749	—
Citibank NA	1/5/2023	7,962,492	USD	7,710,259	EUR	—	(266,864)
Goldman Sachs	1/5/2023	7,049,305	EUR	7,524,499	USD	—	(596)
Goldman Sachs	1/5/2023	7,962,492	USD	7,710,251	EUR	—	(266,856)
Goldman Sachs	2/3/2023	7,503,170	USD	7,015,160	EUR	1,325	—
HSBC Holdings PLC	1/5/2023	1,500,751	EUR	1,592,498	USD	9,292	—
JP Morgan Chase Bank NA	1/5/2023	7,049,266	EUR	7,524,499	USD	—	(638)
JP Morgan Chase Bank NA	1/5/2023	7,962,492	USD	7,710,386	EUR	—	(266,999)
JP Morgan Chase Bank NA	2/3/2023	7,503,170	USD	7,015,121	EUR	1,367	—
Morgan Stanley & Co. International	1/5/2023	7,049,266	EUR	7,524,499	USD	—	(638)
Morgan Stanley & Co. International	1/5/2023	7,962,492	USD	7,710,288	EUR	—	(266,896)
Morgan Stanley & Co. International	2/3/2023	7,503,170	USD	7,015,121	EUR	1,367	—
Standard Chartered Bank	1/4/2023	26,000	EUR	27,831	USD	—	(83)

						$15,509	$(1,070,215)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$29,659,850	$—	$—	$29,659,850
Investment of Cash Collateral for Securities Loaned	—	1,909,729	—	1,909,729

Total Investments in Securities	$29,659,850	$1,909,729	$—	$31,569,579

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$15,509	$—	$15,509
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,070,215)	$—	$(1,070,215)

Total - Net	$29,659,850	$855,023	$—	$30,514,873

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.4%

Austria - 0.4%
EVN AG	3,130	$56,454
Oesterreichische Post AG	2,235	70,128
Verbund AG	1,102	92,501

Total Austria		219,083

Belgium - 0.8%
D’ieteren Group	347	66,364
Etablissements Franz Colruyt NV(a)	2,062	46,874
Melexis NV	825	71,319
UCB SA	1,363	107,005
VGP NV	984	81,704
Warehouses De Pauw CVA	3,108	88,564

Total Belgium		461,830

China - 0.4%
Prosus NV*	3,335	229,395

Denmark - 3.3%
Alm Brand A/S	25,539	41,234
Chr Hansen Holding A/S	1,011	72,504
Coloplast A/S, Class B	1,762	205,335
Dfds A/S	1,132	41,655
Novo Nordisk A/S, Class B	9,693	1,304,855
Novozymes A/S, Class B	1,531	77,321
Pandora A/S	1,924	134,777
Royal Unibrew A/S	782	55,588
Scandinavian Tobacco Group A/S(b)	2,158	37,815
SimCorp A/S	450	30,883

Total Denmark		2,001,967

Finland - 3.1%
Elisa Oyj	3,405	179,737
Fortum Oyj	33,602	557,291
Kone Oyj, Class B	9,467	488,006
Konecranes Oyj	2,232	68,509
Metso Outotec Oyj	13,139	134,785
Neste Oyj	6,283	288,472
Sanoma Oyj	3,245	34,009
Valmet Oyj	4,763	127,896

Total Finland		1,878,705

France - 21.6%
Air Liquide SA	4,980	703,693
Airbus SE	5,418	641,957
BioMerieux	562	58,732
Bollore SE	17,760	98,942
Bouygues SA(a)	11,530	345,043
Bureau Veritas SA	4,857	127,569
Capgemini SE	1,152	191,736
Carrefour SA	8,426	140,645
Danone SA	9,384	493,042
Dassault Aviation SA	705	119,031
Dassault Systemes SE	3,140	112,247
Eurazeo SE	1,268	78,625
Gaztransport Et Technigaz SA	574	61,138
Hermes International	298	459,568
Kering SA	1,524	773,395
L’Oreal SA	2,688	957,021
La Francaise des Jeux SAEM(b)	3,593	144,105
LVMH Moet Hennessy Louis Vuitton SE	4,346	3,153,557
Metropole Television SA	5,788	94,821
Remy Cointreau SA	223	37,508
Rubis SCA	4,309	113,130
Sanofi	20,192	1,936,043
Sartorius Stedim Biotech	170	54,883
Schneider Electric SE	5,866	818,371
Societe BIC SA	720	49,141
Sodexo SA(a)	992	94,734
Sopra Steria Group SACA	349	52,593
Teleperformance	346	82,236
Thales SA	2,292	291,824
Veolia Environnement SA	14,590	373,708
Verallia SA(b)	2,189	74,011
Vivendi SE	15,504	147,497
Wendel SE	816	75,940

Total France		12,956,486

Georgia - 0.1%
Bank of Georgia Group PLC	1,541	48,288

Germany - 9.9%
adidas AG	3,182	432,853
Bechtle AG	972	34,295
Beiersdorf AG	686	78,485
Carl Zeiss Meditec AG, Bearer Shares	361	45,424
Deutsche Telekom AG, Registered Shares	84,400	1,678,834
Fielmann AG	2,010	79,414
Hannover Rueck SE	2,064	408,620
Hella GmbH & Co. KGaA	487	39,527
Henkel AG & Co. KGaA	3,029	194,770
MTU Aero Engines AG	349	75,313
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	2,802	909,092
Puma SE	1,550	93,795
Rheinmetall AG	437	86,772
SAP SE	11,672	1,200,724
Scout24 SE(b)	738	36,964
Siemens Healthineers AG(b)	7,916	394,791
Stroeer SE & Co. KGaA(a)	1,414	65,736
Symrise AG	671	72,794

Total Germany		5,928,203

Ireland - 0.2%
Glanbia PLC	2,876	36,587
Kerry Group PLC, Class A	668	60,057

Total Ireland		96,644

Israel - 0.1%
Plus500 Ltd.	2,835	61,520

Italy - 2.3%
Azimut Holding SpA	5,991	133,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2022

Investments	Shares	Value
Banca Generali SpA*	3,916	$133,990
Banca Mediolanum SpA	22,430	186,672
BPER Banca(a)	24,366	49,890
Buzzi Unicem SpA	2,676	51,407
De’ Longhi SpA	3,825	85,645
Enav SpA(b)	8,419	35,581
Ferrari NV	664	141,873
FinecoBank Banca Fineco SpA	8,449	139,947
Italgas SpA	24,420	135,263
Leonardo SpA	5,296	45,556
Moncler SpA	1,927	101,801
RAI Way SpA(b)	8,096	46,745
Recordati Industria Chimica e Farmaceutica SpA	2,417	99,957

Total Italy		1,388,151

Netherlands - 5.3%
Aegon NV	46,493	235,098
ASM International NV	228	57,341
ASML Holding NV	2,016	1,083,964
BE Semiconductor Industries NV	2,481	149,762
Euronext NV(b)	1,657	122,305
Heineken Holding NV	2,330	179,166
Heineken NV	3,198	299,940
Koninklijke KPN NV	101,554	313,228
SBM Offshore NV	6,442	100,791
Universal Music Group NV	18,162	436,320
Wolters Kluwer NV	1,932	201,574

Total Netherlands		3,179,489

Norway - 0.7%
Austevoll Seafood ASA	4,576	41,087
Gjensidige Forsikring ASA	9,648	188,239
Kongsberg Gruppen ASA	1,218	51,386
Leroy Seafood Group ASA	11,490	64,326
Salmar ASA	2,657	103,788

Total Norway		448,826

Portugal - 0.3%
Jeronimo Martins SGPS SA	8,075	173,912

Spain - 3.2%
Cie Automotive SA	1,973	50,663
Ferrovial SA	9,108	237,861
Industria de Diseno Textil SA	57,868	1,534,726
Laboratorios Farmaceuticos Rovi SA(a)	642	24,707
Unicaja Banco SA(b)	41,577	45,749
Viscofan SA	628	40,348

Total Spain		1,934,054

Sweden - 5.4%
Alfa Laval AB	4,614	133,334
Assa Abloy AB, Class B	8,979	192,773
Atlas Copco AB, Class A	22,654	267,643
Atlas Copco AB, Class B	15,850	169,004
Avanza Bank Holding AB(a)	3,460	74,251
Axfood AB	2,246	61,628
Bilia AB, Class A	3,245	35,597
Elekta AB, Class B	7,698	46,397
Epiroc AB, Class A	5,145	93,745
Epiroc AB, Class B	5,595	90,024
Essity AB, Class B	7,182	188,381
Evolution AB(b)	1,588	154,754
Hexagon AB, Class B	14,728	154,072
Hexpol AB	9,353	99,728
Husqvarna AB, Class B	12,175	85,439
Indutrade AB	2,539	51,440
Investment AB Latour, Class B	5,539	104,778
Loomis AB	1,234	33,872
Nibe Industrier AB, Class B	5,111	47,630
Nordnet AB publ	5,257	76,160
Saab AB, Class B	859	33,859
Sagax AB, Class B	1,765	40,062
Sandvik AB	15,941	288,237
Securitas AB, Class B	10,736	89,601
SKF AB, Class B	9,037	138,033
Sweco AB, Class B	4,557	43,670
Telefonaktiebolaget LM Ericsson, Class B	61,763	360,993
Thule Group AB(b)	3,402	71,080

Total Sweden		3,226,185

Switzerland - 22.0%
ABB Ltd., Registered Shares	28,878	875,829
BKW AG	700	95,709
Clariant AG, Registered Shares*	3,829	60,630
Coca-Cola HBC AG*	3,957	93,912
DKSH Holding AG	966	73,296
Galenica AG(b)	683	55,772
Geberit AG, Registered Shares	473	222,645
Georg Fischer AG, Registered Shares	911	55,731
Givaudan SA, Registered Shares	95	290,894
Landis + Gyr Group AG*(a)	650	45,842
Logitech International SA, Registered Shares	1,809	111,567
Lonza Group AG, Registered Shares	204	99,905
Nestle SA, Registered Shares	19,751	2,287,205
Novartis AG, Registered Shares	32,181	2,907,490
Partners Group Holding AG	481	424,644
Roche Holding AG	6,408	2,012,023
Roche Holding AG, Bearer Shares	878	340,116
Schindler Holding AG, Participation Certificate	334	62,778
Schindler Holding AG, Registered Shares	1,012	182,449
SFS Group AG	544	51,448
SGS SA, Registered Shares	131	304,421
SIG Group AG*	4,244	92,660
Sika AG, Registered Shares	969	232,196
Sonova Holding AG, Registered Shares	498	118,041
Stadler Rail AG	1,573	55,766
Straumann Holding AG, Registered Shares	544	62,091
Sulzer AG, Registered Shares	956	74,397
Temenos AG, Registered Shares	556	30,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2022

Investments	Shares	Value
VAT Group AG(b)	389	$106,290
Zurich Insurance Group AG	3,608	1,724,836

Total Switzerland		13,151,075

United Kingdom - 17.3%
Airtel Africa PLC(b)	67,199	90,372
Ashtead Group PLC, Class B	3,446	195,653
Auto Trader Group PLC(b)	7,534	46,727
BAE Systems PLC	48,376	498,119
Beazley PLC	6,410	52,393
British American Tobacco PLC	54,506	2,151,525
Burberry Group PLC	5,086	124,194
CNH Industrial NV	14,520	231,905
Compass Group PLC	11,236	259,165
Computacenter PLC	2,409	55,377
Croda International PLC	1,065	84,603
Diageo PLC	16,407	720,364
Diploma PLC	1,456	48,620
Drax Group PLC	8,072	68,260
Dunelm Group PLC	4,781	56,303
Fresnillo PLC	12,329	133,742
Games Workshop Group PLC	793	81,702
Greggs PLC	1,565	44,164
Halma PLC	1,825	43,335
Hargreaves Lansdown PLC	11,191	115,259
Howden Joinery Group PLC	11,148	75,310
IMI PLC	2,978	46,139
Imperial Brands PLC	23,607	588,099
Intertek Group PLC	2,196	106,561
Investec PLC	19,273	118,560
ITV PLC	139,823	126,414
Next PLC	2,338	163,287
Ninety One PLC(a)	25,525	57,079
Pagegroup PLC	16,201	89,880
Pearson PLC	7,809	88,223
Pets at Home Group PLC	10,577	36,083
Reckitt Benckiser Group PLC	7,492	518,558
RELX PLC	20,889	574,915
Rentokil Initial PLC	12,844	78,486
Rightmove PLC	8,019	49,330
Rotork PLC	8,859	32,673
RS Group PLC	4,993	53,784
Sage Group PLC	13,596	121,940
Segro PLC	17,544	161,148
Smith & Nephew PLC	11,610	154,949
Spectris PLC	1,561	56,369
Spirax-Sarco Engineering PLC	485	61,929
Tate & Lyle PLC	5,560	47,566
TBC Bank Group PLC	2,140	58,434
Unilever PLC	34,767	1,748,964
Victrex PLC	1,182	22,707

Total United Kingdom		10,339,169

United States - 3.0%
GSK PLC	104,700	1,810,566

TOTAL COMMON STOCKS (Cost: $59,244,171)		59,533,548

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $421,842)	421,842	421,842

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $59,666,013)		59,955,390
Other Assets less Liabilities - (0.1)%		(83,125)

NET ASSETS - 100.0%		$59,872,265

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $435,510 and the total market value of the collateral held by the Fund was $460,630. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,788.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$59,533,548	$—	$—	$59,533,548
Investment of Cash Collateral for Securities Loaned	—	421,842	—	421,842

Total Investments in Securities	$59,533,548	$421,842	$—	$59,955,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.1%

Austria - 1.7%
AT&S Austria Technologie & Systemtechnik AG	19,149	$653,976
Lenzing AG	27,041	1,581,500
S IMMO AG	28,248	376,243
Schoeller-Bleckmann Oilfield Equipment AG	5,265	327,030
Semperit AG Holding	9,070	191,857

Total Austria		3,130,606

Belgium - 1.6%
Bekaert SA	37,952	1,469,494
Deceuninck NV(a)	422	1,103
Fagron	23,008	325,849
Recticel SA(a)	22,780	377,808
Xior Student Housing NV(a)	25,233	778,274

Total Belgium		2,952,528

Denmark - 6.4%
Cementir Holding NV	45,042	295,156
Chemometec A/S*	2,126	210,682
D/S Norden A/S	56,259	3,374,967
Dfds A/S	34,776	1,279,673
FLSmidth & Co. A/S	16,907	610,732
Matas A/S	25,055	250,627
Per Aarsleff Holding A/S	10,857	408,237
Scandinavian Tobacco Group A/S(b)	72,586	1,271,949
Schouw & Co. A/S	9,263	696,601
Spar Nord Bank A/S	80,781	1,233,537
Sydbank A/S	58,928	2,474,556

Total Denmark		12,106,717

Finland - 5.5%
Aktia Bank Oyj	17,846	194,651
Caverion Oyj	44,604	329,893
Citycon Oyj*(a)	150,216	1,002,789
Harvia Oyj	15,637	295,054
Kamux Corp.	39,306	181,640
Kemira Oyj	47,710	729,662
Konecranes Oyj	75,307	2,311,480
Lassila & Tikanoja Oyj(a)	10,929	124,105
Marimekko Oyj	27,836	260,242
Musti Group Oyj*	17,282	287,914
Outokumpu Oyj(a)	359,749	1,816,429
Puuilo Oyj	75,083	468,373
Rovio Entertainment Oyj(b)	35,511	230,237
Terveystalo Oyj(a)(b)	49,772	331,995
Tokmanni Group Corp.	89,937	1,083,673
Uponor Oyj	40,901	725,053

Total Finland		10,373,190

France - 4.5%
Beneteau SA	37,404	564,460
Coface SA	118,999	1,541,800
Derichebourg SA	171,825	1,012,258
Etablissements Maurel et Prom SA	196,928	843,838
Fnac Darty SA	34,992	1,286,169
Lectra(a)	10,932	410,684
LISI	12,259	254,603
Maisons du Monde SA(a)(b)	51,866	650,409
Mersen SA	11,098	447,124
Quadient SA	22,962	337,450
Television Francaise 1(a)	138,771	1,059,679

Total France		8,408,474

Georgia - 0.8%
Bank of Georgia Group PLC	48,088	1,506,864

Germany - 7.5%
7C Solarparken AG	64,125	292,228
AURELIUS Equity Opportunities SE & Co. KGaA	29,352	573,891
BayWa AG	10,695	493,095
Bilfinger SE	25,540	738,135
Cliq Digital AG	8,410	226,184
CropEnergies AG	45,612	633,806
Deutz AG	83,008	358,436
Duerr AG	22,307	750,401
Energiekontor AG	3,798	312,113
Gerresheimer AG	13,519	906,088
GFT Technologies SE	5,393	195,405
Hamborner REIT AG	32,236	231,538
Hamburger Hafen und Logistik AG	29,821	378,735
Hornbach Holding AG & Co. KGaA	11,240	926,682
Instone Real Estate Group SE(b)	63,860	550,007
Jenoptik AG	12,207	332,993
JOST Werke AG(b)	6,479	363,714
Kloeckner & Co. SE	199,710	1,968,352
Mutares SE & Co. KGaA	12,604	242,129
SAF-Holland SE	46,903	441,254
Salzgitter AG	41,617	1,266,736
Varta AG(a)	59,682	1,435,698
Wacker Neuson SE	18,077	315,242
Wuestenrot & Wuerttembergische AG	13,044	214,943

Total Germany		14,147,805

Ireland - 0.3%
Kenmare Resources PLC	50,683	267,339
Origin Enterprises PLC	53,087	244,192

Total Ireland		511,531

Italy - 5.9%
Alerion Cleanpower SpA	20,712	711,777
Anima Holding SpA(b)	374,791	1,496,783
Ariston Holding NV	35,760	367,146
Banca Popolare di Sondrio SpA	211,240	852,185
Cairo Communication SpA	113,875	180,841
Danieli & C. Officine Meccaniche SpA(a)	3,832	85,066
Danieli & C. Officine Meccaniche SpA, RSP	23,364	357,072
El.En. SpA	24,953	379,493
Esprinet SpA	75,285	541,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2022

Investments	Shares	Value
Maire Tecnimont SpA(a)	270,796	$896,500
MARR SpA	33,522	407,850
OVS SpA(b)	118,980	267,423
Piaggio & C. SpA	177,238	530,397
RAI Way SpA(b)	81,862	472,657
Salcef Group SpA	22,160	411,987
Sanlorenzo SpA	13,356	526,692
SOL SpA	12,086	228,308
Technogym SpA(b)	92,983	709,538
Unieuro SpA(a)(b)	33,382	437,855
Webuild SpA(a)	501,027	735,241
Zignago Vetro SpA	31,381	472,228

Total Italy		11,068,182

Netherlands - 2.3%
AMG Advanced Metallurgical Group NV	14,626	536,970
Brunel International NV	20,377	208,340
Corbion NV	25,518	867,133
ForFarmers NV	103,686	323,677
Heijmans NV, CVA	39,264	424,073
Ordina NV	120,266	497,371
RHI Magnesita NV	42,047	1,124,863
Sligro Food Group NV	19,507	338,098

Total Netherlands		4,320,525

Norway - 6.4%
ABG Sundal Collier Holding ASA	278,537	159,188
Atea ASA*	37,455	433,445
Austevoll Seafood ASA	165,211	1,483,394
Bonheur ASA	10,817	315,144
Borregaard ASA	37,362	576,492
DNO ASA	1,063,230	1,274,667
Europris ASA(b)	136,903	954,055
Grieg Seafood ASA	103,153	823,046
Kid ASA(b)	18,339	134,783
MPC Container Ships ASA*(a)	1,411,862	2,328,978
OKEA ASA(a)	152,264	528,619
SpareBank 1 Nord Norge	69,134	673,725
SpareBank 1 SMN	72,657	939,651
Sparebanken Vest	33,799	317,026
TGS ASA	81,000	1,085,372

Total Norway		12,027,585

Peru - 0.2%
Hochschild Mining PLC	498,868	421,562

Portugal - 1.8%
Altri SGPS SA(a)	172,146	919,532
Corticeira Amorim SGPS SA(a)	33,521	311,960
CTT - Correios de Portugal SA(a)	108,393	356,302
Mota-Engil SGPS SA(a)	270,324	337,549
Sonae SGPS SA	1,551,850	1,548,558

Total Portugal		3,473,901

Spain - 3.5%
Applus Services SA	59,243	405,602
Construcciones y Auxiliar de Ferrocarriles SA	22,575	638,469
Ence Energia y Celulosa SA(a)	354,453	1,062,994
Ercros SA	73,324	253,546
Faes Farma SA	147,694	553,268
Global Dominion Access SA(b)	55,438	212,111
Indra Sistemas SA(a)	60,831	691,418
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	364,674	401,652
Neinor Homes SA(a)(b)	43,724	381,715
Pharma Mar SA	4,249	291,584
Sacyr SA(a)	527,091	1,462,598
Talgo SA(a)(b)	58,564	206,258

Total Spain		6,561,215

Sweden - 15.5%
AcadeMedia AB(a)(b)	79,016	338,526
AddLife AB, Class B	37,603	391,927
AddNode Group AB	24,294	229,428
AFRY AB	68,248	1,119,400
Akelius Residential Property AB, Class D(a)	127,195	250,592
Ambea AB(b)	62,833	265,455
Beijer Alma AB	14,035	220,099
Betsson AB, Class B*	120,794	982,745
Bilia AB, Class A	48,076	527,385
BioGaia AB, Class B	17,777	142,581
Biotage AB	10,995	195,746
Bufab AB	10,277	230,800
Catena AB	18,686	696,903
Clas Ohlson AB, Class B(a)	107,750	744,565
Cloetta AB, Class B	315,301	631,237
Coor Service Management Holding AB(b)	59,856	369,379
Corem Property Group AB, Class B*	1,020,725	821,909
Dios Fastigheter AB	120,965	875,935
Electrolux Professional AB, Class B	56,154	236,160
Ferronordic AB*(a)	12,821	94,378
G5 Entertainment AB(a)	7,179	144,965
GARO AB	10,610	110,586
Granges AB	68,279	558,971
HMS Networks AB	10,360	337,661
Instalco AB	70,605	268,542
Inwido AB	62,528	664,317
JM AB	118,372	1,955,163
KNOW IT AB	13,646	266,909
Lagercrantz Group AB, Class B	57,632	571,370
Lindab International AB	44,829	548,128
Medicover AB, Class B	13,735	184,153
MEKO AB	34,269	370,333
MIPS AB(a)	7,574	312,497
Munters Group AB(b)	33,688	332,693
Mycronic AB	29,060	546,086
NCC AB, Class B(a)	108,095	1,008,900
New Wave Group AB, Class B	26,581	526,543
Nolato AB, Class B	143,153	750,834
Nordic Waterproofing Holding AB	14,672	205,024
Paradox Interactive AB	12,133	247,097
Peab AB, Class B	309,035	1,752,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2022

Investments	Shares	Value
Platzer Fastigheter Holding AB, Class B	27,564	$217,718
Ratos AB, Class B	145,610	579,813
Rvrc Holding AB(a)	61,070	208,304
Sagax AB, Class D*(a)	176,726	452,861
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	501,544	909,754
Skandinaviska Enskilda Banken AB, Class C	19,625	233,929
SkiStar AB(a)	24,143	257,198
SSAB AB, Class A	859,917	4,699,234
Svenska Handelsbanken AB, Class B(a)	32,529	381,500
Troax Group AB	19,799	346,974
Vitec Software Group AB, Class B(a)	173	6,944

Total Sweden		29,323,015

Switzerland - 3.7%
Arbonia AG	28,372	396,202
Ascom Holding AG, Registered Shares(a)	25,699	206,381
Comet Holding AG, Registered Shares	3,499	740,493
Huber + Suhner AG, Registered Shares	11,846	1,104,961
Landis + Gyr Group AG*(a)	22,507	1,587,313
Medmix AG(b)	23,171	440,780
Mobilezone Holding AG, Registered Shares	65,459	1,083,908
Swissquote Group Holding SA, Registered Shares	5,791	835,601
u-blox Holding AG*	2,593	308,851
Zehnder Group AG	5,558	335,210

Total Switzerland		7,039,700

United Kingdom - 31.4%
AG Barr PLC	75,910	486,694
AJ Bell PLC	140,005	603,252
Alliance Pharma PLC	237,655	151,514
Ashmore Group PLC	617,525	1,778,314
Biffa PLC(b)	69,434	340,269
Bloomsbury Publishing PLC	52,936	286,227
Bodycote PLC	104,351	713,603
Bytes Technology Group PLC	82,357	383,390
Capital & Counties Properties PLC	236,535	303,022
Central Asia Metals PLC	158,257	472,111
Chemring Group PLC	106,610	381,518
Chesnara PLC	73,384	250,256
Clarkson PLC	12,094	470,624
Close Brothers Group PLC	138,716	1,747,040
CLS Holdings PLC	363,856	695,040
CMC Markets PLC(a)(b)	233,764	629,876
Coats Group PLC	791,376	630,189
Concentric AB	9,373	175,595
Craneware PLC	9,934	216,885
Cranswick PLC	34,588	1,280,630
Crest Nicholson Holdings PLC	297,966	848,030
Currys PLC(a)	871,127	561,663
Devro PLC	107,481	398,210
DFS Furniture PLC	280,839	523,623
DiscoverIE Group PLC	21,448	188,597
Diversified Energy Co. PLC	1,623,845	2,273,669
Domino’s Pizza Group PLC	325,749	1,149,669
EMIS Group PLC	19,511	439,355
Empiric Student Property PLC	564,885	572,139
Essentra PLC	142,646	405,808
FDM Group Holdings PLC	54,151	487,886
Fevertree Drinks PLC	31,583	391,689
Firstgroup PLC	164,957	200,411
Forterra PLC(b)	299,239	671,676
Gamma Communications PLC	20,201	262,924
Genuit Group PLC	145,534	491,927
Great Portland Estates PLC	96,386	573,917
Halfords Group PLC	172,232	433,002
Hammerson PLC	1,467,565	420,150
Helical PLC	46,100	184,938
Hill & Smith PLC	38,268	539,502
Hilton Food Group PLC	54,590	365,762
Hollywood Bowl Group PLC*	67,543	202,306
Hunting PLC	89,131	357,028
I3 Energy PLC	1,264,726	375,010
Ibstock PLC(b)	535,925	997,941
Impax Asset Management Group PLC	68,936	599,534
IntegraFin Holdings PLC	228,208	829,574
Jadestone Energy PLC	320,222	294,674
James Halstead PLC(a)	87,985	198,974
Keller Group PLC	31,296	301,168
Learning Technologies Group PLC	142,467	197,765
Liontrust Asset Management PLC	96,765	1,303,665
Lok’nStore Group PLC*(a)	16,456	188,052
Mitie Group PLC	500,087	448,760
MJ Gleeson PLC(a)	45,565	188,547
Moneysupermarket.com Group PLC	543,312	1,257,431
Morgan Advanced Materials PLC	166,444	629,678
Morgan Sindall Group PLC	35,940	661,453
Mortgage Advice Bureau Holdings Ltd.	16,636	106,061
NCC Group PLC	118,655	285,460
Next Fifteen Communications Group PLC	23,113	275,246
Ninety One PLC(a)	606,919	1,357,187
Oxford Instruments PLC	8,460	229,990
Pagegroup PLC	396,052	2,197,208
Pan African Resources PLC	1,643,520	326,994
PayPoint PLC	50,577	310,279
Pets at Home Group PLC	333,071	1,136,247
Premier Foods PLC	172,031	224,733
PZ Cussons PLC	215,318	542,618
Quilter PLC(b)	1,339,716	1,497,448
Redde Northgate PLC	211,408	1,047,727
Redrow PLC	425,637	2,323,451
Restore PLC	48,108	190,968
RWS Holdings PLC	211,582	955,947
Savills PLC	95,026	943,603
Serica Energy PLC	350,328	1,201,018
Smart Metering Systems PLC	75,548	710,656
Speedy Hire PLC	464,344	222,027
Spirent Communications PLC	205,284	642,528
SThree PLC	62,348	302,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2022

Investments	Shares	Value
TBC Bank Group PLC	25,881	$706,702
Telecom Plus PLC	51,596	1,362,323
TP ICAP Group PLC	648,783	1,361,835
TT Electronics PLC	85,551	179,062
Tyman PLC	183,729	498,372
Vertu Motors PLC	392,608	255,025
Vesuvius PLC	199,868	971,783
VIDENDUM PLC	26,422	342,621
Volex PLC	33,394	100,625
Volution Group PLC	57,607	252,929
Watkin Jones PLC	388,925	469,709
Wickes Group PLC	409,347	720,387
Wincanton PLC	93,468	378,898
Workspace Group PLC	162,679	870,023
XPS Pensions Group PLC	139,374	233,038
YouGov PLC	12,608	154,695

Total United Kingdom		59,299,823

United States - 0.1%
PolyPeptide Group AG*(b)	6,822	186,698

TOTAL COMMON STOCKS (Cost: $197,750,254)		186,859,921

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(c) (Cost: $81,319)	1,700	94,308

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.1%

United States - 9.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d) (Cost: $17,239,159)	17,239,159	17,239,159

TOTAL INVESTMENTS IN SECURITIES - 108.2% (Cost: $215,070,732)		204,193,388
Other Assets less Liabilities - (8.2)%		(15,560,630)

NET ASSETS - 100.0%		$188,632,758

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,855,874 and the total market value of the collateral held by the Fund was $19,937,700. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,698,541.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree International MidCap Dividend Fund	$1,141,154	$7,611,267	$8,370,095	$(310,442)	$22,424	$94,308	$61,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$186,859,921	$—	$—	$186,859,921
Exchange-Traded Fund	94,308	—	—	94,308
Investment of Cash Collateral for Securities Loaned	—	17,239,159	—	17,239,159

Total Investments in Securities	$186,954,229	$17,239,159	$—	$204,193,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 100.3%

Germany - 100.3%

Aerospace & Defense - 1.1%
Hensoldt AG	811	$19,129
MTU Aero Engines AG	475	102,504
Rheinmetall AG	657	130,455

Total Aerospace & Defense		252,088

Air Freight & Logistics - 3.7%
Deutsche Post AG, Registered Shares	21,720	815,496

Auto Components - 0.2%
Hella GmbH & Co. KGaA	524	42,530

Automobiles - 18.0%
Bayerische Motoren Werke AG	14,996	1,334,453
Mercedes-Benz Group AG, Registered Shares	31,265	2,048,768
Volkswagen AG	3,958	623,699

Total Automobiles		4,006,920

Capital Markets - 4.7%
Deutsche Bank AG, Registered Shares	32,652	368,969
Deutsche Boerse AG	2,740	471,976
DWS Group GmbH & Co. KGaA(a)	6,154	199,400

Total Capital Markets		1,040,345

Chemicals - 9.2%
BASF SE	23,478	1,162,389
Evonik Industries AG	20,863	399,341
K + S AG, Registered Shares	1,897	37,202
Symrise AG	994	107,835
Wacker Chemie AG	2,592	330,297

Total Chemicals		2,037,064

Commercial Services & Supplies - 0.1%
Bilfinger SE	1,142	33,005

Construction & Engineering - 0.5%
Hochtief AG	2,015	113,289

Construction Materials - 1.9%
HeidelbergCement AG	7,364	418,740

Diversified Telecommunication Services - 9.5%
Deutsche Telekom AG, Registered Shares	92,117	1,832,336
Vantage Towers AG	8,223	281,709

Total Diversified Telecommunication Services		2,114,045

Electrical Equipment - 0.2%
Varta AG(b)	2,350	56,531

Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	428	11,675

Food Products - 0.6%
Suedzucker AG	7,231	126,100

Health Care Equipment & Supplies - 3.5%
Carl Zeiss Meditec AG, Bearer Shares	474	59,643
Siemens Healthineers AG(a)	14,414	718,863

Total Health Care Equipment & Supplies		778,506

Health Care Providers & Services - 0.2%
Synlab AG	4,567	55,224

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KGaA	481	18,470

Household Products - 1.7%
Henkel AG & Co. KGaA	5,759	370,314

Independent Power & Renewable Electricity Producers - 2.6%
Encavis AG	2,835	55,929
RWE AG	11,546	512,491

Total Independent Power & Renewable Electricity Producers		568,420

Insurance - 18.2%
Allianz SE, Registered Shares	8,677	1,860,439
Hannover Rueck SE	4,727	935,827
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	2,938	953,216
Talanx AG	6,021	284,796

Total Insurance		4,034,278

IT Services - 0.2%
Bechtle AG	1,269	44,774

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	472	31,635

Machinery - 1.0%
Duerr AG	999	33,606
GEA Group AG	3,326	135,597
Krones AG	503	56,367

Total Machinery		225,570

Marine - 1.9%
Hapag-Lloyd AG(a)(b)	2,191	415,290

Metals & Mining - 0.5%
Aurubis AG	850	69,271
Salzgitter AG	1,488	45,292

Total Metals & Mining		114,563

Multi-Utilities - 4.1%
E.ON SE	91,909	915,571

Oil, Gas & Consumable Fuels - 0.1%
CropEnergies AG	1,870	25,985

Personal Products - 0.6%
Beiersdorf AG	1,262	144,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2022

Investments	Shares	Value
Pharmaceuticals - 4.4%
Bayer AG, Registered Shares	15,115	$779,554
Merck KGaA	1,040	200,788

Total Pharmaceuticals		980,342

Road & Rail - 0.4%
Sixt SE	913	83,750

Semiconductors & Semiconductor Equipment - 1.8%
AIXTRON SE	847	24,380
Infineon Technologies AG	9,714	294,741
Siltronic AG	1,047	76,152

Total Semiconductors & Semiconductor Equipment		395,273

Software - 4.1%
Nemetschek SE	633	32,218
SAP SE	8,474	871,739

Total Software		903,957

Specialty Retail - 0.5%
Fielmann AG	2,697	106,557

Textiles, Apparel & Luxury Goods - 3.6%
adidas AG	4,644	631,731
HUGO BOSS AG	1,081	62,484
Puma SE	1,740	105,293

Total Textiles, Apparel & Luxury Goods		799,508

Trading Companies & Distributors - 0.9%
BayWa AG	565	26,049
Brenntag SE	2,673	170,367

Total Trading Companies & Distributors		196,416

TOTAL COMMON STOCKS (Cost: $22,385,619)		22,276,615

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $487,496)	487,496	487,496

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $22,873,115)		22,764,111
Other Assets less Liabilities - (2.5)%		(558,604)

NET ASSETS - 100.0%		$22,205,507

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $462,997 and the total market value of the collateral held by the Fund was $487,496.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/5/2023	5,351,210	EUR	5,711,972	USD	$—	$(490)
Bank of America NA	2/3/2023	5,614,253	USD	5,249,041	EUR	1,054	—
Barclays Bank PLC	1/5/2023	5,792,223	USD	5,608,842	EUR	—	(194,237)
Citibank NA	1/5/2023	302,173	EUR	321,010	USD	1,507	—
Citibank NA	1/5/2023	5,792,224	USD	5,608,740	EUR	—	(194,127)
Goldman Sachs	1/5/2023	5,351,244	EUR	5,711,971	USD	—	(452)
Goldman Sachs	1/5/2023	5,792,224	USD	5,608,734	EUR	—	(194,121)
Goldman Sachs	2/3/2023	5,614,253	USD	5,249,099	EUR	991	—
HSBC Holdings PLC	1/5/2023	5,351,565	EUR	5,711,971	USD	—	(110)
HSBC Holdings PLC	2/3/2023	5,614,253	USD	5,249,414	EUR	655	—
JP Morgan Chase Bank NA	1/5/2023	5,351,214	EUR	5,711,971	USD	—	(484)
JP Morgan Chase Bank NA	1/5/2023	5,792,224	USD	5,608,832	EUR	—	(194,225)
JP Morgan Chase Bank NA	2/3/2023	5,614,253	USD	5,249,070	EUR	1,023	—

						$5,230	$(778,246)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$22,276,615	$—	$—	$22,276,615
Investment of Cash Collateral for Securities Loaned	—	487,496	—	487,496

Total Investments in Securities	$22,276,615	$487,496	$—	$22,764,111

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5,230	$—	$5,230
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(778,246)	$—	$(778,246)

Total - Net	$22,276,615	$(285,520)	$—	$21,991,095

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 3.1%
Altium Ltd.	6,387	$151,944
Alumina Ltd.(a)	1,040,474	1,072,508
Aristocrat Leisure Ltd.	42,184	873,088
Beach Energy Ltd.	125,305	135,536
Cochlear Ltd.	4,307	596,192
CSL Ltd.	23,504	4,586,675
Goodman Group(a)	148,859	1,752,470
IDP Education Ltd.(a)	11,627	214,310
Northern Star Resources Ltd.	117,085	866,267
OZ Minerals Ltd.	15,545	294,118
Pro Medicus Ltd.(a)	1,707	63,969
REA Group Ltd.(a)	7,519	564,970
Technology One Ltd.	11,589	103,268
Washington H Soul Pattinson & Co. Ltd.(a)	39,180	734,924
WiseTech Global Ltd.	2,492	85,765

Total Australia		12,096,004

Austria - 0.2%
Verbund AG	8,151	684,188

Belgium - 0.4%
Etablissements Franz Colruyt NV(a)	25,622	582,450
UCB SA	13,459	1,056,624

Total Belgium		1,639,074

Brazil - 2.6%
Atacadao SA	51,951	145,430
BB Seguridade Participacoes SA	342,229	2,185,054
Energisa SA	98,973	828,751
Engie Brasil Energia SA	105,030	753,546
Equatorial Energia SA	129,482	662,646
Localiza Rent a Car SA	86,071	867,272
Lojas Renner SA	138,181	536,000
Porto Seguro SA	82,146	360,184
Raia Drogasil SA	78,979	354,824
Sendas Distribuidora SA	37,584	138,598
TOTVS SA	19,287	100,896
Transmissora Alianca de Energia Eletrica SA	177,458	1,165,295
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	24,109	57,718
Vibra Energia SA	277,871	818,390
WEG SA	141,508	1,032,146

Total Brazil		10,006,750

Canada - 4.5%
Alimentation Couche-Tard, Inc.	31,583	1,386,906
Canadian National Railway Co.	53,483	6,348,726
Canadian Pacific Railway Ltd.(a)	29,805	2,220,609
Constellation Software, Inc.(a)	398	620,950
Dollarama, Inc.	2,771	161,951
Enerplus Corp.(a)	8,020	141,465
FirstService Corp.(a)	1,052	128,737
Magna International, Inc.(a)	43,825	2,460,112
Ritchie Bros Auctioneers, Inc.(a)	7,751	447,401
Rogers Communications, Inc., Class B(a)	58,575	2,739,509
SNC-Lavalin Group, Inc.(a)	2,853	50,240
Tourmaline Oil Corp.	15,304	771,666
Vermilion Energy, Inc.(a)	6,868	121,500

Total Canada		17,599,772

China - 6.9%
ANTA Sports Products Ltd.	130,800	1,714,404
Blue Moon Group Holdings Ltd.(a)(b)	281,500	188,990
China Conch Venture Holdings Ltd.	649,000	1,410,264
China Feihe Ltd.(b)	1,293,000	1,100,010
Country Garden Services Holdings Co. Ltd.	419,000	1,043,615
Fuyao Glass Industry Group Co. Ltd., Class H(b)	166,400	698,224
Kingsoft Corp. Ltd.	43,000	143,793
Li Ning Co. Ltd.	151,900	1,318,551
Nongfu Spring Co. Ltd., Class H(b)	140,900	796,122
Pop Mart International Group Ltd.(a)(b)	69,800	177,251
Prosus NV*	20,777	1,429,130
Simcere Pharmaceutical Group Ltd.(a)(b)	64,000	95,283
Smoore International Holdings Ltd.(a)(b)	415,000	644,437
Sunny Optical Technology Group Co. Ltd.	66,400	789,914
Tencent Holdings Ltd.	283,600	12,136,196
WuXi AppTec Co. Ltd., Class H(b)	27,340	288,814
Yadea Group Holdings Ltd.(b)	198,000	331,313
Yihai International Holding Ltd.*(a)	64,000	226,318
Yum China Holdings, Inc.	31,250	1,757,699
Zhongsheng Group Holdings Ltd.	116,800	600,839

Total China		26,891,167

Denmark - 4.7%
Chr Hansen Holding A/S	8,519	610,941
Coloplast A/S, Class B	18,375	2,141,335
Novo Nordisk A/S, Class B	102,730	13,829,336
Pandora A/S	15,776	1,105,113
Royal Unibrew A/S	5,193	369,137
SimCorp A/S	1,844	126,553

Total Denmark		18,182,415

Finland - 1.3%
Kone Oyj, Class B	76,896	3,963,847
Valmet Oyj	38,547	1,035,064

Total Finland		4,998,911

France - 8.5%
Bollore SE	152,526	849,729
Gaztransport Et Technigaz SA	4,146	441,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2022

Investments	Shares	Value
Hermes International	2,614	$4,031,247
Kering SA	13,201	6,699,206
LVMH Moet Hennessy Louis Vuitton SE	24,503	17,779,939
Sartorius Stedim Biotech	1,316	424,861
Teleperformance	2,948	700,670
Verallia SA(b)	21,316	720,704
Vivendi SE	138,949	1,321,886

Total France		32,969,839

Germany - 4.0%
adidas AG	23,189	3,154,437
AIXTRON SE	4,714	135,687
Fielmann AG	16,036	633,576
Nemetschek SE	3,546	180,481
Puma SE	10,293	622,861
Rheinmetall AG	3,925	779,355
SAP SE	97,475	10,027,466
VERBIO Vereinigte BioEnergie AG	729	47,148

Total Germany		15,581,011

Hong Kong - 2.1%
Hong Kong Exchanges & Clearing Ltd.	140,500	6,070,071
Techtronic Industries Co. Ltd.	178,000	1,986,406

Total Hong Kong		8,056,477

India - 8.4%
Aarti Industries Ltd.	7,374	54,380
ACC Ltd.	14,876	439,034
Adani Ports & Special Economic Zone Ltd.	33,456	330,840
Alkem Laboratories Ltd.	2,324	84,406
APL Apollo Tubes Ltd.	3,285	43,361
Asian Paints Ltd.	19,290	720,000
Astral Ltd.	1,260	29,911
Atul Ltd.	333	33,240
Bajaj Auto Ltd.	20,011	874,662
Balkrishna Industries Ltd.	5,140	132,414
Berger Paints India Ltd.	9,684	68,050
Bharat Petroleum Corp. Ltd.	374,601	1,496,502
Coforge Ltd.	2,646	124,227
Colgate-Palmolive India Ltd.	24,738	459,386
CRISIL Ltd.	2,040	75,635
Crompton Greaves Consumer Electricals Ltd.	30,728	124,966
Dabur India Ltd.	43,370	294,332
Deepak Nitrite Ltd.	1,651	39,620
Divi’s Laboratories Ltd.	7,462	307,860
Dr. Lal PathLabs Ltd.(b)	1,482	40,493
Eicher Motors Ltd.	5,793	226,017
Endurance Technologies Ltd.(b)	2,025	33,759
GlaxoSmithKline Pharmaceuticals Ltd.	4,613	73,533
Grindwell Norton Ltd.	1,852	39,929
Gujarat Gas Ltd.	5,875	34,524
Havells India Ltd.	10,416	138,488
HDFC Asset Management Co. Ltd.(b)	13,057	344,299
Hero MotoCorp Ltd.	35,469	1,174,233
Hindustan Unilever Ltd.	87,311	2,702,863
Indraprastha Gas Ltd.	40,935	204,823
Indus Towers Ltd.	332,149	764,629
Info Edge India Ltd.	1,966	93,441
Infosys Ltd.	531,319	9,686,152
Ipca Laboratories Ltd.	3,046	31,042
JK Cement Ltd.	1,487	52,495
JSW Steel Ltd.	182,134	1,690,898
Jubilant Foodworks Ltd.	7,668	47,368
Kajaria Ceramics Ltd.	5,971	83,737
Kansai Nerolac Paints Ltd.	5,810	30,848
KPIT Technologies Ltd.	4,229	36,000
L&T Technology Services Ltd.(b)	2,044	91,009
Laurus Labs Ltd.(b)	9,311	42,233
LTIMindtree Ltd.(b)	3,532	186,372
Marico Ltd.	71,436	440,247
Mphasis Ltd.	12,992	309,810
Navin Fluorine International Ltd.	595	29,266
Nestle India Ltd.	2,799	663,329
Nippon Life India Asset Management Ltd.(b)	52,600	158,410
Oracle Financial Services Software Ltd.	9,980	364,717
Page Industries Ltd.	299	154,819
Persistent Systems Ltd.	2,784	130,262
PI Industries Ltd.	1,054	43,570
Pidilite Industries Ltd.	7,121	219,505
Polycab India Ltd.	1,709	53,071
Prestige Estates Projects Ltd.	6,228	34,897
Ramco Cements Ltd.	4,674	39,562
Relaxo Footwears Ltd.	2,751	30,262
SBI Cards & Payment Services Ltd.	7,223	69,454
Shree Cement Ltd.	323	90,928
Siemens Ltd.	1,688	57,669
SKF India Ltd.	592	32,195
Sun TV Network Ltd.	19,596	115,271
Sundram Fasteners Ltd.	5,471	64,259
Supreme Industries Ltd.	5,966	176,683
Tata Consultancy Services Ltd.	98,091	3,861,392
Tata Elxsi Ltd.	1,094	83,123
Tech Mahindra Ltd.	63,302	777,712
Titan Co. Ltd.	8,589	269,672
Torrent Pharmaceuticals Ltd.	6,327	118,586
Trident Ltd.	97,833	40,503
Tube Investments of India Ltd.	1,012	33,952
TVS Motor Co. Ltd.	5,622	73,759
UltraTech Cement Ltd.	5,166	434,552
Varun Beverages Ltd.	3,298	52,723
Voltas Ltd.	11,440	110,604
Whirlpool of India Ltd.	1,678	30,365

Total India		32,747,140

Indonesia - 0.1%
Indofood CBP Sukses Makmur Tbk PT	355,200	228,168
Mayora Indah Tbk PT	253,200	40,661
Sumber Alfaria Trijaya Tbk PT	1,077,200	183,368

Total Indonesia		452,197

Israel - 0.1%
Strauss Group Ltd.	13,593	359,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2022

Investments	Shares	Value
Italy - 1.5%
Amplifon SpA(a)	8,848	$262,705
Banca Generali SpA*(a)	32,450	1,110,310
Banca Mediolanum SpA	198,133	1,648,944
De’ Longhi SpA	32,377	724,950
Ferrari NV	5,462	1,167,029
Moncler SpA	14,493	765,649
Reply SpA	819	93,526

Total Italy		5,773,113

Japan - 3.4%
Asahi Intecc Co. Ltd.	6,100	100,045
Astellas Pharma, Inc.	201,800	3,068,792
BayCurrent Consulting, Inc.	5,600	174,649
Benefit One, Inc.	10,000	146,500
Capcom Co. Ltd.	15,000	478,609
CyberAgent, Inc.(a)	25,300	223,960
Daifuku Co. Ltd.	7,200	337,231
Daito Trust Construction Co. Ltd.	9,900	1,015,923
Fancl Corp.(a)	6,400	130,382
Goldwin, Inc.	2,800	202,660
Hoya Corp.	11,200	1,078,449
Information Services International-Dentsu Ltd.	4,300	127,913
Kakaku.com, Inc.	12,600	201,684
Kobe Bussan Co. Ltd.	6,000	172,345
Koei Tecmo Holdings Co. Ltd.(a)	29,600	536,611
M3, Inc.	10,500	284,732
MonotaRO Co. Ltd.(a)	10,900	153,407
Nexon Co. Ltd.	13,400	300,813
Nihon M&A Center Holdings, Inc.	13,800	170,376
Nomura Research Institute Ltd.	28,500	672,837
Obic Co. Ltd.	4,500	661,980
Open House Group Co. Ltd.	13,000	474,895
Persol Holdings Co. Ltd.	15,300	327,928
Recruit Holdings Co. Ltd.	33,900	1,073,177
Relo Group, Inc.	8,100	130,391
TechnoPro Holdings, Inc.	9,400	251,127
Workman Co. Ltd.(a)	5,100	208,723
ZOZO, Inc.	24,752	611,554

Total Japan		13,317,693

Malaysia - 0.3%
DiGi.Com Bhd	1,006,200	913,689
MR DIY Group M Bhd(b)	234,800	106,606
Nestle Malaysia Bhd	8,100	257,435

Total Malaysia		1,277,730

Mexico - 0.3%
Kimberly-Clark de Mexico SAB de CV, Class A	622,517	1,056,416

Netherlands - 5.3%
ASM International NV(a)	1,800	452,695
ASML Holding NV	17,809	9,575,549
BE Semiconductor Industries NV(a)	22,850	1,379,309
Koninklijke KPN NV	825,412	2,545,861
SBM Offshore NV	54,274	849,164
Universal Music Group NV	176,305	4,235,514
Wolters Kluwer NV	16,590	1,730,906

Total Netherlands		20,768,998

Norway - 0.3%
Salmar ASA	28,478	1,112,408
TOMRA Systems ASA	9,979	167,752

Total Norway		1,280,160

Russia - 0.0%
Evraz PLC*†	243,480	0
Lukoil PJSC, ADR*†	70,640	0
Magnitogorsk Iron & Steel Works PJSC, GDR†(c)	54,588	0
MMC Norilsk Nickel PJSC, ADR*†	16,221	0
Novatek PJSC†	97,470	0
PhosAgro PJSC*†(c)	8,669	0

Total Russia		0

Saudi Arabia - 0.1%
Bupa Arabia for Cooperative Insurance Co.	4,743	181,491
Mouwasat Medical Services Co.*	4,230	235,250

Total Saudi Arabia		416,741

Singapore - 0.4%
Singapore Technologies Engineering Ltd.	640,300	1,599,318

South Africa - 0.5%
Mr. Price Group Ltd.	86,520	808,198
Naspers Ltd., Class N	4,598	763,227
OUTsurance Group Ltd.*(a)	146,541	271,637

Total South Africa		1,843,062

South Korea - 0.1%
Celltrion, Inc.	3,418	433,839

Spain - 0.2%
Cie Automotive SA(a)	15,018	385,633
Viscofan SA(a)	5,020	322,527

Total Spain		708,160

Sweden - 4.1%
Alfa Laval AB	35,387	1,022,604
Atlas Copco AB, Class A	234,337	2,768,548
Atlas Copco AB, Class B	124,088	1,323,113
Beijer Ref AB(a)	11,405	161,013
Essity AB, Class B	77,813	2,041,009
Evolution AB(b)	14,810	1,443,262
Husqvarna AB, Class B	86,693	608,378
Investment AB Latour, Class B(a)	44,271	837,450
Nibe Industrier AB, Class B	36,333	338,590
Nordnet AB publ	45,676	661,720
Sandvik AB	144,805	2,618,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2022

Investments	Shares	Value
Telefonaktiebolaget LM Ericsson, Class B	399,596	$2,335,563

Total Sweden		16,159,539

Switzerland - 9.7%
ABB Ltd., Registered Shares	253,074	7,675,374
Givaudan SA, Registered Shares	837	2,562,928
Logitech International SA, Registered Shares(a)	12,644	779,795
Lonza Group AG, Registered Shares	1,725	844,788
Nestle SA, Registered Shares	136,853	15,847,850
Partners Group Holding AG	4,262	3,762,648
Schindler Holding AG, Participation Certificate	2,753	517,452
Schindler Holding AG, Registered Shares	8,257	1,488,616
Sika AG, Registered Shares	8,461	2,027,458
Sonova Holding AG, Registered Shares	4,949	1,173,061
Stadler Rail AG(a)	13,551	480,407
Straumann Holding AG, Registered Shares	4,119	470,132
Temenos AG, Registered Shares	3,522	193,154

Total Switzerland		37,823,663

Taiwan - 8.5%
Accton Technology Corp.	72,000	549,332
Global Unichip Corp.	8,000	166,843
Lotes Co. Ltd.	13,000	349,368
momo.com, Inc.	16,120	336,713
Nan Ya Printed Circuit Board Corp.(a)	73,000	539,149
Taiwan Cement Corp.	1,249,000	1,367,437
Taiwan Semiconductor Manufacturing Co. Ltd.	1,971,000	28,761,318
Voltronic Power Technology Corp.	10,000	502,676
Wiwynn Corp.	23,000	596,411

Total Taiwan		33,169,247

Thailand - 0.4%
Carabao Group PCL, NVDR	78,100	218,166
CP ALL PCL, NVDR	497,600	980,546
Delta Electronics Thailand PCL, NVDR	7,300	174,938
Energy Absolute PCL, NVDR	45,700	127,989
Siam Makro PCL, NVDR	157,700	182,128

Total Thailand		1,683,767

Turkey - 0.7%
Aksa Enerji Uretim AS	23,736	59,595
Arcelik AS	39,952	239,462
Aselsan Elektronik Sanayi ve Ticaret AS	29,326	97,364
BIM Birlesik Magazalar AS	83,997	614,290
Ford Otomotiv Sanayi AS	24,199	678,030
Iskenderun Demir ve Celik AS	115,787	205,973
Tofas Turk Otomobil Fabrikasi AS	62,974	557,429
Turkcell Iletisim Hizmetleri AS	201,980	408,718

Total Turkey		2,860,861

United Kingdom - 11.9%
Airtel Africa PLC(b)	512,191	688,816
Ashtead Group PLC, Class B	29,090	1,651,640
Auto Trader Group PLC(b)	56,147	348,232
Compass Group PLC	91,282	2,105,476
Diageo PLC	187,688	8,240,604
Drax Group PLC	60,604	512,491
Games Workshop Group PLC	6,455	665,049
Hargreaves Lansdown PLC	86,405	889,905
Imperial Brands PLC	277,134	6,903,981
Intertek Group PLC	18,714	908,097
RELX PLC	177,930	4,897,054
Rightmove PLC	58,800	361,716
Rotork PLC	99,905	368,459
Sage Group PLC	100,136	898,102
Spectris PLC	11,177	403,614
Unilever PLC	332,354	16,719,166

Total United Kingdom		46,562,402

United States - 4.3%
GSK PLC	965,504	16,696,361

TOTAL COMMON STOCKS (Cost: $379,339,349)		385,695,400

EXCHANGE-TRADED FUNDS - 0.7%

United States - 0.7%
WisdomTree Emerging Markets High Dividend Fund(a)(d)	31,513	1,123,123
WisdomTree International Equity Fund(a)(d)	36,313	1,708,164

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,529,349)		2,831,287

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(e) (Cost: $8,898,261)	8,898,261	8,898,261

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $390,766,959)		397,424,948
Other Assets less Liabilities - (1.9)%		(7,398,717)

NET ASSETS - 100.0%		$390,026,231

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2022

(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,135,496 and the total market value of the collateral held by the Fund was $16,001,947. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,103,686.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$166,769	$4,261,387	$3,056,264	$(321,795)	$73,026	$1,123,123	$119,675
WisdomTree International Equity Fund	246,448	6,348,677	4,709,474	(393,165)	215,678	1,708,164	80,087

Total	$413,217	$10,610,064	$7,765,738	$(714,960)	$288,704	$2,831,287	$199,762

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	1/4/2023	144,930	USD	120,000	GBP	$582	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	385,695,400	—	—		385,695,400
Exchange-Traded Funds	2,831,287	—	—		2,831,287
Investment of Cash Collateral for Securities Loaned	—	8,898,261	—		8,898,261

Total Investments in Securities	$388,526,687	$8,898,261	$0		$397,424,948

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$582	$—		$582

Total - Net	$388,526,687	$8,898,843	$0		$397,425,530

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 4.6%
Ampol Ltd.	3,203	$61,427
ANZ Group Holdings Ltd.(a)	21,614	346,797
APA Group	9,446	68,927
BHP Group Ltd.	72,067	2,230,040
Commonwealth Bank of Australia(a)	8,553	595,102
Dexus(a)	13,907	73,091
Incitec Pivot Ltd.	18,782	47,891
JB Hi-Fi Ltd.(a)	1,230	34,992
Metcash Ltd.(a)	20,077	54,189
Mirvac Group(a)	39,423	56,945
National Australia Bank Ltd.	18,913	385,545
New Hope Corp. Ltd.(a)	7,782	33,564
Rio Tinto Ltd.	13,661	988,800
South32 Ltd.	54,995	149,179
Stockland	5,053	12,439
Suncorp Group Ltd.	6,090	49,724
Telstra Group Ltd.(a)	82,965	224,488
Viva Energy Group Ltd.(b)	26,106	48,331
Wesfarmers Ltd.	4,255	132,475
Westpac Banking Corp.(a)	16,168	256,017
Whitehaven Coal Ltd.	6,009	38,387
Woodside Energy Group Ltd.(a)	15,650	376,126

Total Australia		6,264,476

Austria - 0.2%
BAWAG Group AG*(b)	866	46,027
Erste Group Bank AG	1,908	60,886
OMV AG	1,448	74,333
Voestalpine AG	1,421	37,580

Total Austria		218,826

Belgium - 0.4%
Aedifica SA	820	66,336
Ageas SA/NV	1,440	63,656
Cofinimmo SA	827	73,875
Etablissements Franz Colruyt NV(a)	1,229	27,938
KBC Group NV	2,761	177,036
Proximus SADP	6,636	63,712
Solvay SA(a)	438	44,156

Total Belgium		516,709

Brazil - 1.4%
B3 SA - Brasil Bolsa Balcao	33,812	84,598
Banco do Brasil SA	26,855	176,651
BB Seguridade Participacoes SA	11,479	73,291
Energisa SA	5,828	48,801
Engie Brasil Energia SA	5,291	37,961
JBS SA	13,515	56,289
Klabin SA	9,047	34,219
Neoenergia SA	9,918	29,023
Petroleo Brasileiro SA	80,121	425,511
Telefonica Brasil SA	6,357	46,175
TIM SA	18,765	44,071
Transmissora Alianca de Energia Eletrica SA	5,902	38,756
Vale SA	50,016	841,976

Total Brazil		1,937,322

Canada - 4.1%
Algonquin Power & Utilities Corp.(a)	3,876	25,231
AltaGas Ltd.(a)	1,811	31,249
Atco Ltd., Class I	2,179	68,155
Bank of Montreal(a)	4,290	388,362
Bank of Nova Scotia(a)	9,342	457,396
BCE, Inc.(a)	4,557	200,078
Canadian Imperial Bank of Commerce(a)	6,915	279,519
Canadian Natural Resources Ltd.(a)	5,966	331,070
Canadian Tire Corp. Ltd., Class A(a)	401	41,877
Canadian Utilities Ltd., Class A(a)	2,743	74,195
Capital Power Corp.(a)	1,547	52,897
Choice Properties Real Estate Investment Trust	3,415	37,201
Emera, Inc.(a)	2,166	82,727
Enbridge, Inc.(a)	10,739	419,431
Fortis, Inc.(a)	3,075	122,959
Great-West Lifeco, Inc.(a)	4,419	102,081
Manulife Financial Corp.(a)	12,071	215,148
National Bank of Canada(a)	2,323	156,410
Paramount Resources Ltd., Class A	1,394	29,465
Parkland Corp.(a)	2,250	49,336
Pembina Pipeline Corp.(a)	4,920	166,887
Power Corp. of Canada(a)	3,240	76,161
Restaurant Brands International, Inc.(a)	2,095	135,399
Royal Bank of Canada(a)	7,457	700,599
Sun Life Financial, Inc.	2,654	123,107
Suncor Energy, Inc.	7,596	240,782
TC Energy Corp.(a)	5,106	203,419
TELUS Corp.(a)	6,554	126,393
Toronto-Dominion Bank	9,382	607,048
Whitecap Resources, Inc.(a)	7,029	55,715

Total Canada		5,600,297

Chile - 0.2%
Banco de Chile	708,319	73,164
Banco Santander Chile	1,503,636	59,919
Cencosud SA	33,078	54,163
Empresas COPEC SA	7,870	58,465

Total Chile		245,711

China - 3.6%
Agricultural Bank of China Ltd., Class H	356,074	122,266
Anhui Conch Cement Co. Ltd., Class H(a)	21,500	75,202
Bank of China Ltd., Class H	1,401,000	509,784
Bank of Communications Co. Ltd., Class H	388,000	223,207
BOC Hong Kong Holdings Ltd.	57,000	194,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

Investments	Shares	Value
China CITIC Bank Corp. Ltd., Class H	187,000	$82,899
China Construction Bank Corp., Class H	1,677,536	1,051,019
China Feihe Ltd.(b)	53,000	45,089
China Life Insurance Co. Ltd., Class H	109,000	187,138
China Medical System Holdings Ltd.	21,000	33,041
China Pacific Insurance Group Co. Ltd., Class H	37,600	83,727
China Petroleum & Chemical Corp., Class H	384,000	185,482
China Railway Group Ltd., Class H	59,000	31,144
China Shenhua Energy Co. Ltd., Class H	81,500	235,469
China Vanke Co. Ltd., Class H(a)	23,100	46,763
COSCO Shipping Holdings Co. Ltd., Class H(a)	59,000	60,172
Great Wall Motor Co. Ltd., Class H(a)	32,000	41,656
Industrial & Commercial Bank of China Ltd., Class H	1,198,000	617,039
Longfor Group Holdings Ltd.(a)(b)	21,500	66,938
PetroChina Co. Ltd., Class H	452,000	206,746
PICC Property & Casualty Co. Ltd., Class H	72,000	68,357
Ping An Insurance Group Co. of China Ltd., Class H	58,000	383,821
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	73,000	45,362
Sinopharm Group Co. Ltd., Class H	18,000	45,756
Tingyi Cayman Islands Holding Corp.(a)	28,000	49,435
Wilmar International Ltd.	30,700	95,451
Yankuang Energy Group Co. Ltd., Class H	22,000	67,086

Total China		4,854,310

Czech Republic - 0.0%
CEZ AS	1,161	39,500

Denmark - 0.3%
AP Moller - Maersk A/S, Class B	98	219,689
Pandora A/S	1,310	91,766
Topdanmark A/S	1,415	74,204

Total Denmark		385,659

Finland - 0.4%
Fortum Oyj	5,909	98,001
Kone Oyj, Class B	1,051	54,177
Nordea Bank Abp	20,707	221,945
Sampo Oyj, Class A	1,724	89,826
UPM-Kymmene Oyj	1,279	47,680

Total Finland		511,629

France - 2.9%
ALD SA(a)(b)	3,404	39,090
AXA SA	16,297	453,174
BNP Paribas SA	8,244	468,515
Bouygues SA(a)	2,899	86,754
Cie de Saint-Gobain	2,201	107,232
Cie Generale des Etablissements Michelin SCA	2,675	74,184
Danone SA	2,260	118,742
Electricite de France SA	14,328	183,499
Engie SA	22,782	325,517
Gecina SA	764	77,583
Klepierre SA*	2,259	51,907
Orange SA(a)	20,729	205,324
Publicis Groupe SA*	793	50,289
Rexel SA	2,092	41,171
Sanofi	4,027	386,116
Societe Generale SA	5,581	139,854
TotalEnergies SE(a)	16,754	1,048,703
Veolia Environnement SA	4,283	109,705

Total France		3,967,359

Germany - 2.1%
Allianz SE, Registered Shares	1,715	367,714
BASF SE	5,560	275,274
Bayer AG, Registered Shares	3,156	162,770
Bayerische Motoren Werke AG	3,283	292,145
Deutsche Post AG, Registered Shares	5,597	210,144
E.ON SE	13,700	136,475
Fielmann AG	1,164	45,989
Hapag-Lloyd AG(a)(b)	1,392	263,845
HeidelbergCement AG	1,619	92,061
Mercedes-Benz Group AG, Registered Shares	7,553	494,942
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	368	119,395
Talanx AG	1,282	60,639
Telefonica Deutschland Holding AG	22,186	54,531
Volkswagen AG	1,134	178,695
Wacker Chemie AG	347	44,218

Total Germany		2,798,837

Hong Kong - 0.9%
Bank of East Asia Ltd.	33,200	40,240
Champion REIT(a)	98,000	38,673
CLP Holdings Ltd.	10,500	76,615
Hang Lung Properties Ltd.	19,000	37,148
Henderson Land Development Co. Ltd.	23,100	80,651
Hong Kong & China Gas Co. Ltd.	95,000	90,314
Hysan Development Co. Ltd.	3,000	9,725
Link REIT	18,889	138,674
New World Development Co. Ltd.	2,000	5,637
PCCW Ltd.	120,000	54,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

Investments	Shares	Value
Power Assets Holdings Ltd.	23,500	$128,716
Sino Land Co. Ltd.	74,749	93,473
Sun Hung Kai Properties Ltd.	17,500	239,463
Swire Pacific Ltd., Class B	25,000	34,017
Swire Properties Ltd.	30,400	77,276

Total Hong Kong		1,144,742

India - 0.8%
Bharat Petroleum Corp. Ltd.	9,197	36,741
Coal India Ltd.	35,032	95,297
GAIL India Ltd.	42,255	49,058
HCL Technologies Ltd.	12,086	151,831
Hindustan Petroleum Corp. Ltd.	10,005	28,438
Indian Oil Corp. Ltd.	71,735	66,333
Indus Towers Ltd.	14,623	33,663
NMDC Ltd.	26,284	39,094
NMDC Steel Ltd.*†	22,640	10,139
NTPC Ltd.	46,366	93,287
Oil & Natural Gas Corp. Ltd.	45,329	80,407
Petronet LNG Ltd.	19,519	50,833
Power Grid Corp. of India Ltd.	41,343	106,793
Steel Authority of India Ltd.	31,389	31,359
Tata Steel Ltd.	70,812	96,422
Vedanta Ltd.	14,646	54,597

Total India		1,024,292

Indonesia - 0.2%
Adaro Energy Indonesia Tbk PT	256,000	63,311
Bukit Asam Tbk PT	240,700	57,054
Indo Tambangraya Megah Tbk PT	11,100	27,826
Indocement Tunggal Prakarsa Tbk PT	62,600	39,810
Indofood Sukses Makmur Tbk PT	149,500	64,582
United Tractors Tbk PT	35,000	58,624

Total Indonesia		311,207

Ireland - 0.1%
Smurfit Kappa Group PLC	2,589	95,493

Israel - 0.3%
Amot Investments Ltd.	5,786	33,861
Ashtrom Group Ltd.	2,272	42,298
Bank Leumi Le-Israel BM	15,449	128,329
First International Bank of Israel Ltd.	1,402	55,230
ICL Group Ltd.	15,105	108,948

Total Israel		368,666

Italy - 0.7%
A2A SpA	45,042	59,848
Assicurazioni Generali SpA	7,744	137,319
Banco BPM SpA	10,745	38,233
De’ Longhi SpA(a)	1,992	44,603
Eni SpA	24,207	343,242
Hera SpA(a)	31,272	84,072
Mediobanca Banca di Credito Finanziario SpA(a)	5,747	55,103
Poste Italiane SpA(b)	4,564	44,452
Snam SpA	24,598	118,844
Terna - Rete Elettrica Nazionale(a)	5,524	40,679
UnipolSai Assicurazioni SpA(a)	5,179	12,724

Total Italy		979,119

Japan - 2.5%
AGC, Inc.(a)	1,700	56,626
Concordia Financial Group Ltd.	13,000	54,189
Daiwa House Industry Co. Ltd.	1,700	39,155
ENEOS Holdings, Inc.	20,800	70,623
Haseko Corp.	4,500	50,237
Inpex Corp.(a)	5,200	55,017
Isuzu Motors Ltd.	2,400	28,139
Japan Post Holdings Co. Ltd.	16,200	136,223
Japan Tobacco, Inc.(a)	10,500	211,759
Kajima Corp.	6,600	76,832
Kansai Electric Power Co., Inc.(a)	5,100	49,437
Kawasaki Kisen Kaisha Ltd.(a)	2,400	50,694
Kuraray Co. Ltd.(a)	7,100	56,931
Marubeni Corp.	10,869	124,798
Mitsubishi Chemical Group Corp.	11,200	58,120
Mitsubishi UFJ Financial Group, Inc.	51,800	349,011
Mitsui OSK Lines Ltd.(a)	4,900	122,180
Mizuho Financial Group, Inc.	7,830	110,140
MS&AD Insurance Group Holdings, Inc.	1,600	51,221
Nippon Steel Corp.	7,700	133,756
Nippon Yusen KK(a)	7,000	164,993
Sekisui House Ltd.	4,700	83,121
Sharp Corp.(a)	7,300	52,283
SoftBank Corp.	32,900	371,027
Sompo Holdings, Inc.	1,200	53,295
Sumitomo Chemical Co. Ltd.	6,900	24,788
Sumitomo Corp.	7,486	124,592
Sumitomo Forestry Co. Ltd.(a)	3,400	60,117
Sumitomo Mitsui Financial Group, Inc.(a)	5,700	228,786
Sumitomo Mitsui Trust Holdings, Inc.	1,800	62,590
Takeda Pharmaceutical Co. Ltd.	6,500	202,520
Tosoh Corp.	4,100	48,785

Total Japan		3,361,985

Malaysia - 0.6%
CIMB Group Holdings Bhd	93,800	123,505
HAP Seng Consolidated Bhd	30,700	44,604
Kuala Lumpur Kepong Bhd	7,500	38,070
Malayan Banking Bhd	67,193	132,708
Maxis Bhd	45,000	39,228
Petronas Chemicals Group Bhd	39,200	76,531
Petronas Gas Bhd	21,400	83,171
RHB Bank Bhd	63,300	83,203
Sime Darby Bhd	86,200	45,008
Sime Darby Plantation Bhd	34,600	36,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

Investments	Shares	Value
Tenaga Nasional Bhd	39,800	$87,009

Total Malaysia		789,562

Mexico - 0.4%
Alfa SAB de CV, Class A	98,061	62,448
Alpek SAB de CV	18,104	25,632
Banco del Bajio SA(a)(b)	17,813	56,262
Coca-Cola Femsa SAB de CV	12,913	87,362
Fibra Uno Administracion SA de CV	58,575	69,013
Grupo Mexico SAB de CV, Series B	46,760	164,151
Kimberly-Clark de Mexico SAB de CV, Class A	37,070	62,908
Orbia Advance Corp. SAB de CV	35,875	63,513

Total Mexico		591,289

Netherlands - 0.6%
Aegon NV(a)	13,879	70,181
ASR Nederland NV	2,082	98,546
BE Semiconductor Industries NV(a)	713	43,039
Koninklijke KPN NV	43,672	134,700
Koninklijke Vopak NV	2,640	78,187
NN Group NV	1,870	76,158
OCI NV(a)	2,810	100,226
Randstad NV(a)	2,377	144,499
SBM Offshore NV	2,008	31,417
Signify NV(b)	1,153	38,614

Total Netherlands		815,567

Norway - 0.5%
Aker BP ASA	3,763	116,164
DNB Bank ASA	11,557	228,125
Norsk Hydro ASA	9,181	68,333
Telenor ASA	16,977	157,861
Yara International ASA	1,271	55,557

Total Norway		626,040

Philippines - 0.0%
PLDT, Inc.	1,485	35,095

Poland - 0.1%
Polski Koncern Naftowy Orlen SA	3,703	54,233
Powszechna Kasa Oszczednosci Bank Polski SA	17,297	119,448

Total Poland		173,681

Portugal - 0.1%
EDP - Energias de Portugal SA	17,572	87,317
Galp Energia SGPS SA	4,344	58,462

Total Portugal		145,779

Russia - 0.0%
Evraz PLC*†	5,263	0
Magnit PJSC, GDR*†(c)	448	0
Magnitogorsk Iron & Steel Works PJSC, GDR†(c)	1,299	0
MMC Norilsk Nickel PJSC, ADR*†	326	0
Mobile TeleSystems PJSC, ADR*†	3,583	0
Novolipetsk Steel PJSC*†	11,640	0
PhosAgro PJSC, GDR*†(c)	251	0
Polyus PJSC*†	83	0
Sberbank of Russia PJSC*†	14,088	0
Sberbank of Russia PJSC, ADR*†	6,465	0
Severstal PAO, GDR*†(c)	1,737	0
Tatneft PJSC†	2,124	0
Tatneft PJSC, ADR†	85	0

Total Russia		0

Saudi Arabia - 0.4%
Advanced Petrochemical Co.	3,770	42,636
Arabian Centres Co. Ltd.	6,692	34,012
Sahara International Petrochemical Co.	7,807	70,529
Saudi Basic Industries Corp.*	8,173	194,429
Saudi Cement Co.	4,114	55,831
Saudi Industrial Investment Group	7,664	44,826
Yanbu National Petrochemical Co.*	5,210	57,673

Total Saudi Arabia		499,936

Singapore - 1.0%
CapitaLand Ascendas REIT	32,700	66,804
CapitaLand Integrated Commercial Trust	40,600	61,754
DBS Group Holdings Ltd.	13,314	336,722
Frasers Centrepoint Trust	25,600	40,084
Frasers Logistics & Commercial Trust	62,100	53,710
Keppel Corp. Ltd.	6,900	37,350
Mapletree Industrial Trust	34,400	56,940
Mapletree Logistics Trust(a)	40,000	47,420
Mapletree Pan Asia Commercial Trust	46,200	57,526
Olam Group Ltd.	56,600	61,614
Oversea-Chinese Banking Corp. Ltd.	27,613	250,765
Singapore Technologies Engineering Ltd.	18,300	45,709
United Overseas Bank Ltd.	10,313	236,064
Venture Corp. Ltd.	800	10,176

Total Singapore		1,362,638

South Africa - 0.7%
Absa Group Ltd.	8,299	94,574
Anglo American Platinum Ltd.	515	43,127
Exxaro Resources Ltd.	6,060	77,396
FirstRand Ltd.	38,179	139,388
Impala Platinum Holdings Ltd.	9,510	119,128
Nedbank Group Ltd.	7,681	95,964
Sanlam Ltd.	16,290	46,644
Sasol Ltd.	4,207	66,617
Standard Bank Group Ltd.	12,978	127,980
Thungela Resources Ltd.	4,106	69,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

Investments	Shares	Value
Vodacom Group Ltd.	10,227	$73,750

Total South Africa		953,744

South Korea - 0.5%
Hana Financial Group, Inc.	1,796	59,725
KB Financial Group, Inc.	4,094	157,026
KT&G Corp.	539	39,002
POSCO Holdings, Inc.	917	200,514
Shinhan Financial Group Co. Ltd.	4,784	133,173
Woori Financial Group, Inc.	13,015	118,879

Total South Korea		708,319

Spain - 1.8%
Acerinox SA	6,621	65,306
ACS Actividades de Construccion y Servicios SA(a)	3,700	105,710
Banco Bilbao Vizcaya Argentaria SA	33,511	201,498
Banco Santander SA(a)	74,877	223,955
Bankinter SA(a)	6,275	41,977
CaixaBank SA(a)	30,505	119,547
Endesa SA	13,492	253,932
Fluidra SA(a)	2,402	37,223
Fomento de Construcciones y Contratas SA(a)	5,655	53,231
Iberdrola SA	27,010	315,073
Industria de Diseno Textil SA	11,467	304,118
Inmobiliaria Colonial Socimi SA	12,566	80,600
Merlin Properties Socimi SA	10,418	97,566
Naturgy Energy Group SA(a)	6,303	163,530
Red Electrica Corp. SA(a)	2,996	51,991
Repsol SA	8,037	127,376
Telefonica SA	43,321	156,503

Total Spain		2,399,136

Sweden - 0.6%
Autoliv, Inc.	572	43,804
Castellum AB(a)	3,096	37,513
Fabege AB(a)	5,144	43,790
Husqvarna AB, Class B(a)	10,535	73,930
Nordnet AB publ	3,641	52,748
Skandinaviska Enskilda Banken AB, Class A	8,156	93,892
SKF AB, Class B(a)	2,094	31,984
SSAB AB, Class B	12,195	63,436
Svenska Handelsbanken AB, Class A	6,768	68,268
Swedbank AB, Class A	8,454	143,855
Tele2 AB, Class B	3,507	28,643
Telia Co. AB(a)	41,035	104,995
Thule Group AB(b)	2,549	53,258

Total Sweden		840,116

Switzerland - 2.0%
Baloise Holding AG, Registered Shares	618	95,318
Helvetia Holding AG, Registered Shares	540	62,918
Holcim AG, Registered Shares*	3,101	160,480
Julius Baer Group Ltd.	1,688	98,266
Kuehne + Nagel International AG, Registered Shares	587	136,535
Novartis AG, Registered Shares	12,672	1,144,890
OC Oerlikon Corp. AG, Registered Shares	6,909	45,254
Swiss Life Holding AG, Registered Shares	136	70,087
Swiss Prime Site AG, Registered Shares	685	59,342
Swiss Re AG	1,980	185,074
Swisscom AG, Registered Shares	418	228,879
Zurich Insurance Group AG	901	430,731

Total Switzerland		2,717,774

Taiwan - 3.0%
ASE Technology Holding Co. Ltd.	82,000	250,518
Asia Cement Corp.	33,000	44,021
Asustek Computer, Inc.	11,000	96,094
AUO Corp.*	149,000	72,717
Cathay Financial Holding Co. Ltd.	81,958	106,662
China Development Financial Holding Corp.	176,000	72,151
China Steel Corp.	313,000	303,473
CTBC Financial Holding Co. Ltd.	189,480	136,243
Far Eastern New Century Corp.	56,000	58,122
Far EasTone Telecommunications Co. Ltd.	23,000	49,314
Formosa Chemicals & Fibre Corp.	35,000	80,282
Formosa Plastics Corp.	78,000	220,280
Fubon Financial Holding Co. Ltd.	112,888	206,784
Giant Manufacturing Co. Ltd.	6,217	40,556
Hon Hai Precision Industry Co. Ltd.	92,000	299,029
Innolux Corp.*	140,000	50,333
Largan Precision Co. Ltd.	1,000	66,373
Lite-On Technology Corp.	21,000	43,591
MediaTek, Inc.	22,000	447,365
Mega Financial Holding Co. Ltd.	95,314	94,119
Micro-Star International Co. Ltd.	15,000	58,320
Nan Ya Plastics Corp.	121,000	279,514
Novatek Microelectronics Corp.	7,000	71,855
Pegatron Corp.	33,680	69,583
Pou Chen Corp.	53,000	58,974
Powerchip Semiconductor Manufacturing Corp.	36,000	37,305
Quanta Computer, Inc.	39,210	92,235
Realtek Semiconductor Corp.	6,000	54,855
Shin Kong Financial Holding Co. Ltd.	174,000	49,649
SinoPac Financial Holdings Co. Ltd.	172,424	93,966
Taiwan Mobile Co. Ltd.	33,000	101,677
United Microelectronics Corp.*	132,000	174,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

Investments	Shares	Value
Wistron Corp.	40,000	$38,262
Yang Ming Marine Transport Corp.	41,000	87,375
Yuanta Financial Holding Co. Ltd.	137,430	97,029

Total Taiwan		4,103,421

Thailand - 0.2%
PTT Exploration & Production PCL, NVDR	19,200	97,843
PTT PCL, NVDR	162,500	156,002
Siam Cement PCL, NVDR	7,700	76,033

Total Thailand		329,878

United Kingdom - 2.9%
Anglo American PLC	7,899	307,523
Aviva PLC	12,904	68,732
Bellway PLC	2,259	51,833
BP PLC	75,293	430,117
British American Tobacco PLC	12,779	504,428
British Land Co. PLC	9,928	47,184
BT Group PLC	53,905	72,656
Games Workshop Group PLC	620	63,878
HSBC Holdings PLC	124,619	773,056
Imperial Brands PLC	7,641	190,353
J. Sainsbury PLC	21,822	57,146
Kingfisher PLC	21,171	60,127
Land Securities Group PLC	7,648	57,167
Legal & General Group PLC	20,047	60,166
Lloyds Banking Group PLC	318,856	174,171
National Grid PLC	28,124	337,424
OSB Group PLC	7,630	44,037
Pennon Group PLC	4,336	46,342
Severn Trent PLC	2,015	64,256
SSE PLC	4,686	96,502
St. James’s Place PLC	4,659	61,367
Tesco PLC	30,721	82,852
Tritax Big Box REIT PLC	35,289	58,834
United Utilities Group PLC	3,865	46,092
Vodafone Group PLC	186,631	189,118

Total United Kingdom		3,945,361

United States - 58.3%
3M Co.	6,231	747,222
AbbVie, Inc.	23,749	3,838,076
Advance Auto Parts, Inc.	512	75,279
Agree Realty Corp.	843	59,794
Alliant Energy Corp.	3,060	168,943
Ally Financial, Inc.	3,022	73,888
Altria Group, Inc.	48,881	2,234,351
American Electric Power Co., Inc.	6,132	582,233
Americold Realty Trust, Inc.	2,146	60,753
Amgen, Inc.	5,324	1,398,295
Annaly Capital Management, Inc.	10,206	215,142
Antero Midstream Corp.	6,269	67,643
Apartment Income REIT Corp.	2,388	81,932
Ares Management Corp., Class A	1,366	93,489
Atlantic Union Bankshares Corp.	1,004	35,281
AvalonBay Communities, Inc.	980	158,290
Avangrid, Inc.(a)	3,638	156,361
Bank of Hawaii Corp.	461	35,755
Bank of New York Mellon Corp.	6,175	281,086
Bank OZK	1,169	46,830
Best Buy Co., Inc.	2,955	237,021
Black Hills Corp.	981	69,004
BlackRock, Inc.	1,144	810,673
Blackstone Mortgage Trust, Inc., Class A(a)	1,723	36,476
Blue Owl Capital, Inc.(a)	5,063	53,668
Boston Properties, Inc.	1,715	115,900
Brixmor Property Group, Inc.	2,885	65,403
Broadcom, Inc.	3,225	1,803,194
Brookfield Renewable Corp., Class A	3,164	87,137
Cadence Bank	1,541	38,001
Cal-Maine Foods, Inc.	1,050	57,173
Campbell Soup Co.	1,636	92,843
Carlyle Group, Inc.	4,011	119,688
Cathay General Bancorp	1,287	52,497
Chemours Co.	1,261	38,612
Chevron Corp.	22,590	4,054,679
Chord Energy Corp.	475	64,985
Cisco Systems, Inc.	34,567	1,646,772
Citigroup, Inc.	19,471	880,673
Citizens Financial Group, Inc.	4,412	173,700
Clearway Energy, Inc., Class C	1,349	42,993
Clorox Co.	934	131,068
CMS Energy Corp.	3,091	195,753
CNA Financial Corp.	3,478	147,050
Coca-Cola Co.	44,188	2,810,799
Cogent Communications Holdings, Inc.	521	29,739
Cohen & Steers, Inc.	886	57,200
Columbia Banking System, Inc.	902	27,177
Comcast Corp., Class A	36,963	1,292,596
Comerica, Inc.	1,082	72,332
Conagra Brands, Inc.	3,742	144,815
Consolidated Edison, Inc.	4,372	416,695
Corning, Inc.	6,499	207,578
Cousins Properties, Inc.	2,338	59,128
Cracker Barrel Old Country Store, Inc.(a)	362	34,296
Crown Castle, Inc.	4,032	546,900
CubeSmart	2,184	87,906
CVB Financial Corp.	1,199	30,874
CVR Energy, Inc.	1,672	52,400
Darden Restaurants, Inc.	997	137,915
Digital Realty Trust, Inc.	3,353	336,205
Dominion Energy, Inc.	7,328	449,353
Douglas Emmett, Inc.	2,128	33,367
Dow, Inc.	13,970	703,948
DTE Midstream LLC	1,022	56,476
Duke Energy Corp.	7,198	741,322
EastGroup Properties, Inc.	567	83,950
Eastman Chemical Co.	1,032	84,046
Edison International	3,822	243,156
Entergy Corp.	1,659	186,637
EPR Properties	2,255	85,059
Equitrans Midstream Corp.	6,325	42,378
Equity Residential	4,663	275,117
Essential Properties Realty Trust, Inc.	3,410	80,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

Investments	Shares	Value
Essex Property Trust, Inc.	510	$108,079
Evercore, Inc., Class A	523	57,049
Evergy, Inc.	1,942	122,210
Eversource Energy	3,920	328,653
Exelon Corp.	7,241	313,028
Extra Space Storage, Inc.	1,005	147,916
Exxon Mobil Corp.	48,104	5,305,871
Federal Realty Investment Trust	478	48,297
Fidelity National Financial, Inc.	2,559	96,270
Fifth Third Bancorp	5,537	181,669
First American Financial Corp.	654	34,230
First Interstate BancSystem, Inc., Class A	745	28,794
FirstEnergy Corp.	7,300	306,162
Flowers Foods, Inc.	2,040	58,630
Foot Locker, Inc.	1,265	47,804
Ford Motor Co.	44,786	520,861
Franklin Resources, Inc.	4,988	131,583
Gaming and Leisure Properties, Inc.	2,787	145,175
Gap, Inc.(a)	5,225	58,938
Gilead Sciences, Inc.	17,837	1,531,306
Goldman Sachs Group, Inc.	2,323	797,672
GSK PLC	20,242	350,043
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,132	32,805
Hasbro, Inc.	1,333	81,326
Hawaiian Electric Industries, Inc.	867	36,284
Healthpeak Properties, Inc.	4,501	112,840
Hewlett Packard Enterprise Co.	9,865	157,445
Highwoods Properties, Inc.	3,228	90,319
HP, Inc.	8,817	236,913
Huntington Bancshares, Inc.	12,725	179,423
Huntsman Corp.	2,003	55,042
Ingredion, Inc.	469	45,929
Innovative Industrial Properties, Inc.	482	48,851
International Business Machines Corp.	10,834	1,526,402
International Flavors & Fragrances, Inc.	2,095	219,640
International Paper Co.	3,767	130,451
Interpublic Group of Cos., Inc.	1,945	64,788
Invesco Ltd.	5,332	95,923
Iron Mountain, Inc.	3,046	151,843
Jackson Financial, Inc., Class A	1,426	49,611
JBG SMITH Properties	1,514	28,736
Jefferies Financial Group, Inc.	1,744	59,784
JPMorgan Chase & Co.	23,179	3,108,304
Juniper Networks, Inc.	2,431	77,695
Kellogg Co.	3,222	229,535
KeyCorp	7,647	133,211
Kilroy Realty Corp.	1,172	45,321
Kimberly-Clark Corp.	2,845	386,209
Kimco Realty Corp.	5,995	126,974
Kinder Morgan, Inc.	28,418	513,797
Kohl’s Corp.	2,086	52,672
Kraft Heinz Co.	11,445	465,926
Lamar Advertising Co., Class A	1,593	150,379
LCI Industries	325	30,046
Leggett & Platt, Inc.	1,791	57,724
Life Storage, Inc.	1,200	118,200
Lincoln National Corp.	1,325	40,704
LXP Industrial Trust	2,942	29,479
Macy’s, Inc.	2,148	44,356
ManpowerGroup, Inc.	669	55,667
MDU Resources Group, Inc.	1,543	46,815
Medical Properties Trust, Inc.(a)	12,306	137,089
Merck & Co., Inc.	24,438	2,711,396
MetLife, Inc.	4,290	310,467
Morgan Stanley	13,807	1,173,871
National Fuel Gas Co.	996	63,047
National Health Investors, Inc.	526	27,468
National Retail Properties, Inc.	2,268	103,784
National Storage Affiliates Trust	1,493	53,927
New Jersey Resources Corp.	844	41,879
New York Community Bancorp, Inc.(a)	6,220	53,492
NiSource, Inc.	5,312	145,655
Nordstrom, Inc.(a)	1,516	24,468
Northern Oil and Gas, Inc.(a)	770	23,731
Northern Trust Corp.	1,341	118,665
NRG Energy, Inc.	1,906	60,649
OGE Energy Corp.	2,413	95,434
Old National Bancorp	1,640	29,487
Old Republic International Corp.	1,738	41,973
Omnicom Group, Inc.	1,191	97,150
ONE Gas, Inc.	268	20,293
OneMain Holdings, Inc.	2,088	69,551
Organon & Co.	3,931	109,793
Outfront Media, Inc.	3,345	55,460
PACCAR, Inc.	1,969	194,872
Pacific Premier Bancorp, Inc.	1,242	39,198
Packaging Corp. of America	852	108,979
PacWest Bancorp	1,829	41,976
Paramount Global, Class B	7,132	120,388
Patterson Cos., Inc.	582	16,313
Pfizer, Inc.	68,926	3,531,768
Philip Morris International, Inc.	30,231	3,059,680
Phillips 66	4,315	449,105
Phillips Edison & Co., Inc.	1,325	42,188
Pinnacle West Capital Corp.	1,269	96,495
PNC Financial Services Group, Inc.	5,321	840,399
Portland General Electric Co.(a)	1,250	61,250
PotlatchDeltic Corp.	1,202	52,876
PPL Corp.	4,732	138,269
Principal Financial Group, Inc.	2,384	200,065
Prosperity Bancshares, Inc.	584	42,445
Prudential Financial, Inc.	3,421	340,253
Public Service Enterprise Group, Inc.	3,968	243,119
Radian Group, Inc.	3,646	69,529
Rayonier, Inc.	1,369	45,122
Realty Income Corp.	6,780	430,055
Regency Centers Corp.	1,141	71,313
Regions Financial Corp.	7,436	160,320
Reynolds Consumer Products, Inc.(a)	1,368	41,013
Rithm Capital Corp.	8,123	66,365
Ryder System, Inc.	472	39,445
Sabra Health Care REIT, Inc.	3,837	47,694
Scotts Miracle-Gro Co.(a)	825	40,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

Investments	Shares	Value
Simon Property Group, Inc.	4,894	$574,947
SL Green Realty Corp.(a)	906	30,550
Sonoco Products Co.	516	31,326
South Jersey Industries, Inc.	820	29,135
Southern Co.	14,637	1,045,228
Southwest Gas Holdings, Inc.*	566	35,024
Spirit Realty Capital, Inc.	1,200	47,916
STAG Industrial, Inc.	2,116	68,368
Starwood Property Trust, Inc.	7,020	128,677
State Street Corp.	3,168	245,742
Stellantis NV	21,145	299,329
Synovus Financial Corp.	941	35,335
T. Rowe Price Group, Inc.	2,298	250,620
Tapestry, Inc.	2,599	98,970
TFS Financial Corp.	1,559	22,465
Travel + Leisure Co.	1,114	40,550
Truist Financial Corp.	13,306	572,557
U.S. Bancorp	21,973	958,243
UDR, Inc.	2,637	102,131
UGI Corp.	2,905	107,688
Umpqua Holdings Corp.	2,108	37,628
United Bankshares, Inc.	1,111	44,984
United Parcel Service, Inc., Class B	9,121	1,585,595
Unum Group	1,737	71,269
Vail Resorts, Inc.	346	82,469
Valero Energy Corp.	4,483	568,713
Valley National Bancorp	4,114	46,529
Ventas, Inc.	4,028	181,461
Verizon Communications, Inc.	65,363	2,575,302
Viatris, Inc.	13,733	152,848
VICI Properties, Inc.	10,263	332,521
Virtu Financial, Inc., Class A	738	15,063
Vistra Corp.	4,959	115,049
W.P. Carey, Inc.	3,443	269,070
Watsco, Inc.	269	67,089
Webster Financial Corp.	1,487	70,395
WEC Energy Group, Inc.	3,501	328,254
Welltower, Inc.	4,047	265,281
Western Union Co.	3,706	51,032
Whirlpool Corp.	588	83,178
Williams Cos., Inc.	13,976	459,810

Total United States		79,000,263

TOTAL COMMON STOCKS (Cost: $125,777,216)		134,663,738

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree International High Dividend Fund(a)(d)	2,229	79,954
WisdomTree U.S. High Dividend Fund(a)(d)	3,044	261,967

TOTAL EXCHANGE-TRADED FUNDS (Cost: $324,211)		341,921

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(e) (Cost: $6,537,040)	6,537,040	6,537,040

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $132,638,467)		141,542,699
Other Assets less Liabilities - (4.5)%		(6,079,726)

NET ASSETS - 100.0%		$135,462,973

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $10,139, which represents 0.01% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,879,185 and the total market value of the collateral held by the Fund was $9,365,797. The total market value of the collateral includes non-cash U.S. Government and U.S. Government agencies securities collateral having a value of $2,828,757.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree International High Dividend Fund	$2,943	$1,466,062	$1,364,609	$(37,145)	$12,703	$79,954	$15,359
WisdomTree U.S. High Dividend Fund	969	1,160,328	874,477	(29,573)	4,720	261,967	6,136

Total	$3,912	$2,626,390	$2,239,086	$(66,718)	$17,423	$341,921	$21,495

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$1,014,153	$—	$10,139	*	$1,024,292
Russia	—	—	0	*	0
Other	133,639,446	—	—		133,639,446
Exchange-Traded Funds	341,921	—	—		341,921
Investment of Cash Collateral for Securities Loaned	—	6,537,040	—		6,537,040

Total Investments in Securities	$134,995,520	$6,537,040	$10,139		$141,542,699

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 1.3%
MercadoLibre, Inc.*	123	$104,087

China - 6.0%
Alibaba Group Holding Ltd., ADR*	1,805	159,003
Bilibili, Inc., Class Z*	3,500	83,767
JD Health International, Inc.*(a)	13,650	124,783
Meituan, Class B*(a)	5,400	120,870

Total China		488,423

France - 0.9%
Adevinta ASA*	10,724	71,413

Germany - 1.1%
Delivery Hero SE*(a)	1,944	92,907

Israel - 0.7%
Fiverr International Ltd.*	1,942	56,590

Netherlands - 0.9%
Just Eat Takeaway.com NV*(a)	3,333	70,254

Poland - 1.1%
Allegro.eu SA*(a)	15,185	86,999

United Kingdom - 1.6%
Farfetch Ltd., Class A*(b)	9,266	43,828
London Stock Exchange Group PLC	1,048	89,959

Total United Kingdom		133,787

United States - 86.3%
ACV Auctions, Inc., Class A*(b)	11,962	98,208
Airbnb, Inc., Class A*	1,162	99,351
Alphabet, Inc., Class A*	7,645	674,518
Amazon.com, Inc.*	6,010	504,840
Angi, Inc.*(b)	18,259	42,909
Appian Corp., Class A*	2,100	68,376
Apple, Inc.	6,111	794,002
Bumble, Inc., Class A*	3,175	66,834
Cargurus, Inc.*	4,025	56,390
Cboe Global Markets, Inc.	950	119,196
Chegg, Inc.*	4,946	124,985
CoStar Group, Inc.*	1,910	147,605
Coupa Software, Inc.*	1,457	115,351
Coursera, Inc.*	6,043	71,489
DoorDash, Inc., Class A*	1,541	75,232
Dropbox, Inc., Class A*	4,739	106,059
Etsy, Inc.*	1,290	154,516
GoodRx Holdings, Inc., Class A*	13,711	63,893
IAA, Inc.*	2,713	108,520
Intercontinental Exchange, Inc.	1,358	139,317
Lyft, Inc. , Class A*	6,110	67,332
MarketAxess Holdings, Inc.	385	107,373
MasterCard, Inc., Class A	818	284,443
Match Group, Inc.*	1,387	57,547
Meta Platforms, Inc., Class A*	2,194	264,026
Microsoft Corp.	3,324	797,162
Nasdaq, Inc.	2,195	134,663
PayPal Holdings, Inc.*	1,835	130,689
Pinterest, Inc., Class A*	5,524	134,123
Redfin Corp.*(b)	9,694	41,102
ROBLOX Corp., Class A*	3,320	94,487
Roku, Inc.*	1,227	49,939
Salesforce, Inc.*	1,109	147,042
Snap, Inc., Class A*	7,548	67,555
Snowflake, Inc., Class A*	931	133,636
Teladoc Health, Inc.*(b)	3,035	71,778
Tradeweb Markets, Inc., Class A	1,621	105,251
Uber Technologies, Inc.*	4,985	123,279
Upstart Holdings, Inc.*(b)	2,236	29,560
Upwork, Inc.*	5,546	57,900
Visa, Inc., Class A	1,758	365,242
Zillow Group, Inc., Class A*	2,662	83,081

Total United States		6,978,801

TOTAL COMMON STOCKS (Cost: $13,479,294)		8,083,261

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $118,980)	118,980	118,980

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $13,598,274)		8,202,241
Other Assets less Liabilities - (1.4)%		(116,561)

NET ASSETS - 100.0%		$8,085,680

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $294,618 and the total market value of the collateral held by the Fund was $306,191. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $187,211.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,083,261	$—	$—	$8,083,261
Investment of Cash Collateral for Securities Loaned	—	118,980	—	118,980

Total Investments in Securities	$8,083,261	$118,980	$—	$8,202,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 103.0%

India - 103.0%

Aerospace & Defense - 0.8%
Bharat Dynamics Ltd.	40,358	$460,558
Bharat Electronics Ltd.	2,672,725	3,227,429
Hindustan Aeronautics Ltd.	53,689	1,642,697
Mazagon Dock Shipbuilders Ltd.	31,867	305,516

Total Aerospace & Defense		5,636,200

Air Freight & Logistics - 0.0%
Allcargo Logistics Ltd.	26,575	129,598
TCI Express Ltd.	5,494	119,114
Transport Corp. of India Ltd.	7,410	55,443

Total Air Freight & Logistics		304,155

Auto Components - 1.3%
Apollo Tyres Ltd.	133,622	523,796
Balkrishna Industries Ltd.	42,854	1,103,984
Bharat Forge Ltd.	551	5,860
Bosch Ltd.	495	103,297
Ceat Ltd.	1,844	36,610
Endurance Technologies Ltd.(a)	17,121	285,426
Exide Industries Ltd.	1,957,057	4,263,986
Gabriel India Ltd.	48	108
JK Tyre & Industries Ltd.	379,009	843,642
Motherson Sumi Wiring India Ltd.	801,356	564,717
Samvardhana Motherson International Ltd.	605,959	543,115
Sundram Fasteners Ltd.	20,080	235,848
Suprajit Engineering Ltd.	195	778
Tube Investments of India Ltd.	34,867	1,169,770
UNO Minda Ltd.	19,260	121,338

Total Auto Components		9,802,275

Automobiles - 2.9%
Bajaj Auto Ltd.	72,326	3,161,301
Eicher Motors Ltd.	56,888	2,219,512
Hero MotoCorp Ltd.	97,841	3,239,113
Mahindra & Mahindra Ltd.	524,481	7,919,517
Maruti Suzuki India Ltd.	38,981	3,955,396
TVS Motor Co. Ltd.	90,808	1,191,382

Total Automobiles		21,686,221

Banks - 15.8%
AU Small Finance Bank Ltd.(a)	135,435	1,071,382
Axis Bank Ltd.	2,063,117	23,285,815
Bandhan Bank Ltd.*(a)	33,077	93,638
Bank of Baroda	1,520,800	3,413,666
Bank of India	6,949	7,413
Bank of Maharashtra	7,366	2,724
Canara Bank	747,080	3,009,812
Central Bank of India Ltd.*	1,155,316	448,971
City Union Bank Ltd.	336,230	733,179
CSB Bank Ltd.*	219	629
DCB Bank Ltd.	202,180	309,636
Equitas Small Finance Bank Ltd.*(a)	426	300
Federal Bank Ltd.	2,881,121	4,842,498
ICICI Bank Ltd.	3,151,366	33,934,418
IDBI Bank Ltd.*	537,317	352,994
IDFC First Bank Ltd.*	10,317	7,333
Indian Bank	895,774	3,089,679
Indian Overseas Bank*	1,139	442
IndusInd Bank Ltd.	480,110	7,080,650
Jammu & Kashmir Bank Ltd.*	7,635	5,233
Karnataka Bank Ltd.	778,479	1,431,713
Karur Vysya Bank Ltd.	1,282,289	1,755,339
Kotak Mahindra Bank Ltd.	518,637	11,455,088
Punjab National Bank	2,674,638	1,825,013
South Indian Bank Ltd.*	19,268	4,379
State Bank of India	1,964,616	14,573,732
UCO Bank*	354,419	134,947
Union Bank of India Ltd.	3,641,324	3,538,770
Yes Bank Ltd.*(b)	3,906,791	972,802

Total Banks		117,382,195

Beverages - 0.3%
Radico Khaitan Ltd.	51,386	628,831
United Spirits Ltd.*	57,114	605,831
Varun Beverages Ltd.	49,679	794,185

Total Beverages		2,028,847

Biotechnology - 0.1%
Biocon Ltd.	155,047	490,742

Building Products - 0.2%
Astral Ltd.	15,385	365,220
Blue Star Ltd.	23,889	346,380
Electrosteel Castings Ltd.	835,510	388,316
Kajaria Ceramics Ltd.	9,862	138,304
Prince Pipes & Fittings Ltd.	19,719	142,118

Total Building Products		1,380,338

Capital Markets - 0.4%
Anand Rathi Wealth Ltd.	7,085	60,081
Angel One Ltd.	10,770	170,715
CRISIL Ltd.	8,031	297,758
HDFC Asset Management Co. Ltd.(a)	43,958	1,159,125
ICICI Securities Ltd.(a)	153,012	919,866
Indian Energy Exchange Ltd.(a)	112,393	190,197
Motilal Oswal Financial Services Ltd.	4,419	36,661
Multi Commodity Exchange of India Ltd.	13,727	257,881
Nippon Life India Asset Management Ltd.(a)	41,306	124,397
Share India Securities Ltd.	2,123	32,126
UTI Asset Management Co. Ltd.	25	260

Total Capital Markets		3,249,067

Chemicals - 4.5%
Aarti Industries Ltd.	80,947	596,951
Advanced Enzyme Technologies Ltd.	66,995	227,393
Alkyl Amines Chemicals	2,990	96,186
Andhra Sugars Ltd.	203,891	328,399
Asian Paints Ltd.	93,397	3,486,046
Atul Ltd.	1,768	176,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2022

Investments	Shares	Value
Balaji Amines Ltd.	4,903	$160,537
BASF India Ltd.	31	1,057
Berger Paints India Ltd.	77,772	546,510
Bhansali Engineering Polymers Ltd.	105,115	136,206
Camlin Fine Sciences Ltd.*	158,298	306,340
Castrol India Ltd.	77,463	115,310
Chambal Fertilisers and Chemicals Ltd.	238,340	893,667
Chemplast Sanmar Ltd.*	25,274	140,423
Coromandel International Ltd.	84,198	902,892
DCM Shriram Ltd.	85,585	929,921
Deepak Fertilisers & Petrochemicals Corp. Ltd.	81,250	702,651
Deepak Nitrite Ltd.	45,628	1,094,951
EID Parry India Ltd.	154,860	1,064,253
Finolex Industries Ltd.	465,211	1,053,234
Galaxy Surfactants Ltd.	4,597	136,601
GHCL Ltd.	88,050	543,221
Gujarat Alkalies & Chemicals Ltd.	30,988	287,331
Gujarat Fluorochemicals Ltd.	3,223	121,191
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	270,771	1,823,032
Himadri Speciality Chemical Ltd.	242,882	295,933
India Glycols Ltd.	7,964	73,893
INEOS Styrolution India Ltd.	32,583	305,980
Jubilant Ingrevia Ltd.	98,016	626,210
Kansai Nerolac Paints Ltd.	60,113	319,166
Kiri Industries Ltd.*	106,041	604,227
Linde India Ltd.	13,413	556,875
Manali Petrochemicals Ltd.	548,280	541,122
Navin Fluorine International Ltd.	15,029	739,233
NOCIL Ltd.	4,952	13,947
Panama Petrochem Ltd.	15,788	66,087
PCBL Ltd.	196,327	307,673
PI Industries Ltd.	30,018	1,240,887
Pidilite Industries Ltd.	39,355	1,213,117
Polyplex Corp. Ltd.	41,329	795,857
Rain Industries Ltd.	281,946	581,750
Rallis India Ltd.	230	674
Rashtriya Chemicals & Fertilizers Ltd.	335,162	545,099
Sharda Cropchem Ltd.	42,167	262,467
Solar Industries India Ltd.	3,538	187,508
SRF Ltd.	67,671	1,873,447
Sudarshan Chemical Industries Ltd.	253	1,192
Sumitomo Chemical India Ltd.	20,293	119,751
Supreme Industries Ltd.	11,167	330,711
Tata Chemicals Ltd.	77,886	882,278
Thirumalai Chemicals Ltd.	16	39
UPL Ltd.	501,501	4,341,230
Valiant Organics Ltd.(a)	30,785	221,743
Vinati Organics Ltd.	10,820	260,907

Total Chemicals		33,179,785

Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp. Ltd.	39,444	304,996

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	152,341	323,630

Construction & Engineering - 2.1%
Ashoka Buildcon Ltd.*	278,507	301,803
Hindustan Construction Co. Ltd.*	2,146,872	521,602
IRB Infrastructure Developers Ltd.	209,990	738,252
J Kumar Infraprojects Ltd.	10,451	34,399
Kalpataru Power Transmission Ltd.	40,011	270,303
KEC International Ltd.	31,724	189,604
KNR Constructions Ltd.	185,020	569,955
Larsen & Toubro Ltd.	428,259	10,797,324
NBCC India Ltd.	254,775	119,488
NCC Ltd.	381,124	386,514
Praj Industries Ltd.	313	1,347
PSP Projects Ltd.	8,603	72,823
Rail Vikas Nigam Ltd.	685,037	565,137
Voltas Ltd.	78,824	762,086

Total Construction & Engineering		15,330,637

Construction Materials - 2.8%
ACC Ltd.	42,743	1,261,469
Ambuja Cements Ltd.	466,551	2,955,631
Birla Corp. Ltd.	53,436	633,184
Dalmia Bharat Ltd.	17,406	391,924
Grasim Industries Ltd.	379,645	7,909,080
HeidelbergCement India Ltd.	51,641	117,040
India Cements Ltd.	140,543	371,106
JK Cement Ltd.	20,844	735,851
JK Lakshmi Cement Ltd.	107,378	1,059,568
Orient Cement Ltd.	285	424
Ramco Cements Ltd.	116,822	988,814
Rhi Magnesita India Ltd.	1,625	16,492
Shree Cement Ltd.	94	26,462
UltraTech Cement Ltd.	49,388	4,154,400

Total Construction Materials		20,621,445

Consumer Finance - 0.2%
Cholamandalam Financial Holdings Ltd.	118,302	787,274
SBI Cards & Payment Services Ltd.	63,301	608,678

Total Consumer Finance		1,395,952

Containers & Packaging - 0.3%
AGI Greenpac Ltd.	22,835	90,286
EPL Ltd.	167,342	345,182
Jai Corp. Ltd.	42,985	77,729
Time Technoplast Ltd.	245,964	267,281
Uflex Ltd.	196,948	1,338,499

Total Containers & Packaging		2,118,977

Diversified Financial Services - 0.4%
Bajaj Finserv Ltd.	171,071	3,200,680

Diversified Telecommunication Services - 0.3%
HFCL Ltd.	629,296	560,608
Indus Towers Ltd.	195,967	451,129
Railtel Corp. of India Ltd.	897,962	1,375,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2022

Investments	Shares	Value
Tata Communications Ltd.	1,020	$15,713

Total Diversified Telecommunication Services		2,403,211

Electric Utilities - 2.8%
Adani Transmission Ltd.*	28,587	894,704
CESC Ltd.	1,428,444	1,319,148
Power Grid Corp. of India Ltd.	5,638,259	14,564,196
SJVN Ltd.	976,133	404,117
Tata Power Co. Ltd.	868,489	2,180,408
Torrent Power Ltd.	192,787	1,147,331

Total Electric Utilities		20,509,904

Electrical Equipment - 0.6%
ABB India Ltd.	2,626	85,163
Amara Raja Batteries Ltd.	25,117	173,584
CG Power & Industrial Solutions Ltd.*	2,383	7,786
Finolex Cables Ltd.	103,036	681,261
Havells India Ltd.	107,210	1,425,428
KEI Industries Ltd.	75,290	1,332,978
Polycab India Ltd.	16,151	501,554

Total Electrical Equipment		4,207,754

Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd.	897,773	1,962,013

Entertainment - 0.0%
Saregama India Ltd.	1,218	5,674

Equity Real Estate Investment Trusts (REITs) - 0.0%
Mindspace Business Parks REIT(a)	52,919	213,844

Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd.*(a)	15,737	773,962

Food Products - 1.0%
Avanti Feeds Ltd.	28,010	130,468
Balrampur Chini Mills Ltd.	316,835	1,519,452
Bombay Burmah Trading Co.	39	428
Britannia Industries Ltd.	27,127	1,412,404
CCL Products India Ltd.	64,210	411,004
Dalmia Bharat Sugar & Industries Ltd.	159	733
Godrej Agrovet Ltd.(a)	1,535	8,715
Gujarat Ambuja Exports Ltd.	95,817	296,207
Kaveri Seed Co. Ltd.	44,826	279,993
KRBL Ltd.	115,639	546,745
LT Foods Ltd.	462,570	646,077
Marico Ltd.	208,121	1,282,612
Mrs Bectors Food Specialities Ltd.	29,339	148,841
Nestle India Ltd.	342	81,050
Patanjali Foods Ltd.	2,131	30,740
Tata Coffee Ltd.	36,709	96,554
Tata Consumer Products Ltd.	27,903	258,674
Triveni Engineering & Industries Ltd.	64,389	219,404
Venky’s India Ltd.	75	1,733
Zydus Wellness Ltd.	14,962	272,510

Total Food Products		7,644,344

Gas Utilities - 1.8%
Adani Total Gas Ltd.	13,679	610,594
GAIL India Ltd.	8,412,528	9,766,993
Gujarat Gas Ltd.	129,382	760,293
Gujarat State Petronet Ltd.	380,920	1,214,174
Indraprastha Gas Ltd.	223,909	1,120,357

Total Gas Utilities		13,472,411

Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd.	9,776	106,097

Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	21,221	1,148,545
Aster DM Healthcare Ltd.*(a)	71,285	199,129
Dr. Lal PathLabs Ltd.(a)	7,594	207,493
Fortis Healthcare Ltd.*	86,536	299,262
Max Healthcare Institute Ltd.*	109,816	583,460
Metropolis Healthcare Ltd.(a)	10	160
Vijaya Diagnostic Centre Pvt Ltd.	35,774	189,032

Total Health Care Providers & Services		2,627,081

Hotels, Restaurants & Leisure - 0.1%
Delta Corp. Ltd.	74,780	192,351
Jubilant Foodworks Ltd.	94,155	581,626

Total Hotels, Restaurants & Leisure		773,977

Household Durables - 0.2%
Amber Enterprises India Ltd.*	4,724	107,996
Bajaj Electricals Ltd.	214	3,141
Crompton Greaves Consumer Electricals Ltd.	218,614	889,069
Dixon Technologies India Ltd.	7	330
Orient Electric Ltd.	49,353	157,252
Stove Kraft Ltd.*	27,688	169,482
Whirlpool of India Ltd.	18,532	335,359

Total Household Durables		1,662,629

Household Products - 0.0%
Jyothy Labs Ltd.	36,163	89,544

Independent Power & Renewable Electricity Producers - 2.6%
Adani Power Ltd.*	379,100	1,372,651
Jaiprakash Power Ventures Ltd.*	3,345,442	305,308
JSW Energy Ltd.	253,727	882,049
NHPC Ltd.	5,494,521	2,640,000
NLC India Ltd.	52,417	54,552
NTPC Ltd.	6,971,825	14,027,079

Total Independent Power & Renewable Electricity Producers		19,281,639

Industrial Conglomerates - 0.4%
Apar Industries Ltd.	9,590	207,855
BEML Ltd.*†	15,621	67,031
Godrej Industries Ltd.*	17,976	93,411
Nava Ltd.	274,538	815,019
Siemens Ltd.	43,072	1,471,518

Total Industrial Conglomerates		2,654,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2022

Investments	Shares	Value
Insurance - 0.5%
HDFC Life Insurance Co. Ltd.(a)	142,702	$976,732
ICICI Lombard General Insurance Co. Ltd.(a)	31,072	464,521
ICICI Prudential Life Insurance Co. Ltd.(a)	105,043	573,020
Max Financial Services Ltd.*	46,656	382,080
New India Assurance Co. Ltd.(a)	2,585	3,929
SBI Life Insurance Co. Ltd.(a)	67,836	1,009,627

Total Insurance		3,409,909

Interactive Media & Services - 1.8%
Brightcom Group Ltd.	2,278,387	809,677
Info Edge India Ltd.	265,476	12,617,731
Just Dial Ltd.*	15,929	115,699

Total Interactive Media & Services		13,543,107

IT Services - 11.5%
Cigniti Technologies Ltd.	51	325
Coforge Ltd.	19,098	896,634
Computer Age Management Services Ltd.	16	430
Datamatics Global Services Ltd.	30,249	101,299
eClerx Services Ltd.	22,211	343,474
Firstsource Solutions Ltd.	512,692	633,971
Happiest Minds Technologies Ltd.	14,730	156,897
HCL Technologies Ltd.	871,344	10,946,305
Infibeam Avenues Ltd.	577,772	115,931
Infosys Ltd.	2,013,303	36,703,295
LTIMindtree Ltd.(a)	18,235	962,203
Mphasis Ltd.	49,064	1,169,992
Persistent Systems Ltd.	22,963	1,074,429
Sonata Software Ltd.	63,549	433,006
Tata Consultancy Services Ltd.	479,965	18,894,017
Tech Mahindra Ltd.	518,904	6,375,124
Vakrangee Ltd.	303,745	101,885
Wipro Ltd.	1,260,774	5,985,362
Zensar Technologies Ltd.	140,479	361,683

Total IT Services		85,256,262

Life Sciences Tools & Services - 0.4%
Divi’s Laboratories Ltd.	56,953	2,349,716
Syngene International Ltd.(a)	38,225	270,550

Total Life Sciences Tools & Services		2,620,266

Machinery - 0.6%
AIA Engineering Ltd.	30,826	955,725
Cochin Shipyard Ltd.(a)	4,807	31,042
Cummins India Ltd.	83,013	1,385,122
Escorts Kubota Ltd.	11,835	306,161
Grindwell Norton Ltd.	905	19,512
Jamna Auto Industries Ltd.	141,668	179,375
Schaeffler India Ltd.	4,295	142,595
SKF India Ltd.	15,073	819,714
Thermax Ltd.	19,822	471,578
Timken India Ltd.	10,426	391,161

Total Machinery		4,701,985

Marine - 0.0%
Shipping Corp. of India Ltd.	219,780	361,164

Media - 0.4%
Affle India Ltd.*	636	8,324
Hathway Cable & Datacom Ltd.*	1,095,249	229,032
Network18 Media & Investments Ltd.*	2,016	1,611
Sun TV Network Ltd.	127,435	749,622
TV18 Broadcast Ltd.*	463,010	207,355
Zee Entertainment Enterprises Ltd.	578,147	1,677,556

Total Media		2,873,500

Metals & Mining - 18.0%
APL Apollo Tubes Ltd.	80,687	1,065,033
Hindalco Industries Ltd.	3,319,928	18,995,382
Hindustan Zinc Ltd.	501,432	1,949,845
Jindal Saw Ltd.	194,527	243,482
Jindal Stainless Hisar Ltd.*	319,515	1,693,549
Jindal Stainless Ltd.*	678,667	1,961,842
Jindal Steel & Power Ltd.	833,723	5,851,077
JSW Steel Ltd.	1,736,863	16,124,714
Kirloskar Ferrous Industries Ltd.	70,809	303,204
Maharashtra Seamless Ltd.	6,386	25,029
Maithan Alloys Ltd.	27,419	335,604
Mishra Dhatu Nigam Ltd.(a)	46,492	121,948
MM Forgings Ltd.	2,366	23,491
National Aluminium Co. Ltd.	54,844	53,299
NMDC Ltd.	3,643,876	5,419,787
NMDC Steel Ltd.*†	3,443,700	1,542,235
Ramkrishna Forgings Ltd.	48,435	153,917
Ratnamani Metals & Tubes Ltd.	2,238	52,915
Sandur Manganese & Iron Ores Ltd.	9,340	91,876
Sarda Energy & Minerals Ltd.	72,014	906,986
Shyam Metalics & Energy Ltd.	477,809	1,811,204
Steel Authority of India Ltd.	8,792,505	8,784,003
Sunflag Iron & Steel Co. Ltd.*	57,113	77,492
Surya Roshni Ltd.	56,753	336,210
Tata Metaliks Ltd.	32,290	312,147
Tata Steel Long Products Ltd.	15,444	126,447
Tata Steel Ltd.	38,259,885	52,096,894
Tinplate Co. of India Ltd.	113,863	460,999
Usha Martin Ltd.	197,017	410,085
Vedanta Ltd.	2,927,347	10,912,533
Welspun Corp. Ltd.	411,776	1,179,383

Total Metals & Mining		133,422,612

Oil, Gas & Consumable Fuels - 17.6%
Aegis Logistics Ltd.	488,252	2,051,744
Bharat Petroleum Corp. Ltd.	1,412,352	5,642,238
Chennai Petroleum Corp. Ltd.	781,359	1,953,161
Coal India Ltd.	4,323,464	11,761,097
Great Eastern Shipping Co. Ltd.	363,730	2,949,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2022

Investments	Shares	Value
Hindustan Petroleum Corp. Ltd.	1,195,483	$3,398,016
Indian Oil Corp. Ltd.	10,779,776	9,968,003
Oil & Natural Gas Corp. Ltd.	13,580,971	24,090,505
Oil India Ltd.	2,097,263	5,278,015
Petronet LNG Ltd.	1,811,561	4,717,766
Reliance Industries Ltd.	1,900,616	58,518,664

Total Oil, Gas & Consumable Fuels		130,328,882

Paper & Forest Products - 0.1%
Century Plyboards India Ltd.	41,666	259,122
Century Textiles & Industries Ltd.	17,126	148,334
Greenply Industries Ltd.	2,333	4,079
JK Paper Ltd.	71,144	351,807
West Coast Paper Mills Ltd.	26,120	165,314

Total Paper & Forest Products		928,656

Personal Products - 1.4%
Bajaj Consumer Care Ltd.	1,771	3,560
Colgate-Palmolive India Ltd.	12,492	231,977
Dabur India Ltd.	196,370	1,332,672
Emami Ltd.	56,674	291,179
Godrej Consumer Products Ltd.*	167,698	1,771,745
Hindustan Unilever Ltd.	214,101	6,627,866

Total Personal Products		10,258,999

Pharmaceuticals - 3.1%
Aarti Drugs Ltd.	345	1,919
Aarti Pharmalabs Ltd.*†	21,013	96,415
Ajanta Pharma Ltd.	21,303	312,078
Alembic Pharmaceuticals Ltd.	2,927	20,269
Alkem Laboratories Ltd.	19,305	701,145
AMI Organics Ltd.	14,445	168,554
Aurobindo Pharma Ltd.	361,161	1,913,416
Caplin Point Laboratories Ltd.	22,940	197,789
Cipla Ltd.	270,992	3,524,403
Dr. Reddy’s Laboratories Ltd.	59,315	3,038,200
Eris Lifesciences Ltd.(a)	12,882	100,784
FDC Ltd.*	533	1,745
Gland Pharma Ltd.*(a)	25,351	483,103
GlaxoSmithKline Pharmaceuticals Ltd.	29,202	465,492
Glenmark Pharmaceuticals Ltd.	115,195	590,595
Granules India Ltd.	166,639	642,143
Indoco Remedies Ltd.	75,709	372,139
IOL Chemicals and Pharmaceuticals Ltd.	859	3,876
Ipca Laboratories Ltd.	55,355	564,122
JB Chemicals & Pharmaceuticals Ltd.	14,058	330,422
Jubilant Pharmova Ltd.	128,483	582,002
Laurus Labs Ltd.(a)	56,078	254,361
Marksans Pharma Ltd.	4,399	3,097
Natco Pharma Ltd.	29,348	199,242
Neuland Laboratories Ltd.	10,442	210,399
Sequent Scientific Ltd.*	3,268	3,460
Shilpa Medicare Ltd.	78	263
Sun Pharmaceutical Industries Ltd.	390,135	4,722,364
Suven Pharmaceuticals Ltd.	116,923	699,446
Torrent Pharmaceuticals Ltd.	39,848	746,867
Zydus Lifesciences Ltd.	465,694	2,363,933

Total Pharmaceuticals		23,314,043

Professional Services - 0.1%
L&T Technology Services Ltd.(a)	14,930	664,758

Real Estate Management & Development - 0.4%
DLF Ltd.	9,600	43,515
Macrotech Developers Ltd.*(a)	5,794	76,398
Oberoi Realty Ltd.	95,708	1,004,107
Phoenix Mills Ltd.	26,462	455,000
Prestige Estates Projects Ltd.	128,167	718,141
Sobha Ltd.	45,847	319,261

Total Real Estate Management & Development		2,616,422

Road & Rail - 0.0%
Container Corp. of India Ltd.	29,671	264,970

Semiconductors & Semiconductor Equipment - 0.0%
Borosil Renewables Ltd.*	2,164	13,305

Software - 0.5%
Birlasoft Ltd.	161,760	584,139
Cyient Ltd.	73,052	716,171
Intellect Design Arena Ltd.	49,479	266,862
KPIT Technologies Ltd.	9,562	81,398
Newgen Software Technologies Ltd.	34,379	149,683
Oracle Financial Services Software Ltd.	20,925	764,699
Route Mobile Ltd.	15,979	234,789
Tanla Platforms Ltd.	50,034	432,090
Tata Elxsi Ltd.	11,210	851,746

Total Software		4,081,577

Textiles, Apparel & Luxury Goods - 0.9%
Dollar Industries Ltd.	10,247	52,176
Filatex India Ltd.	18,474	10,272
Gokaldas Exports Ltd.*	22,198	98,111
Indo Count Industries Ltd.	150,438	244,669
Kalyan Jewellers India Ltd.*	18,445	28,215
KPR Mill Ltd.	6,942	43,361
LUX Industries Ltd.*	4,946	98,205
Page Industries Ltd.	604	312,745
Rajesh Exports Ltd.	119,305	1,055,185
Raymond Ltd.	8,876	157,790
Relaxo Footwears Ltd.	17,414	191,558
Rupa & Co. Ltd.	67,962	231,086
Siyaram Silk Mills Ltd.	21,610	137,436
Titan Co. Ltd.	78,401	2,461,581
Trident Ltd.	549,626	227,544
Vaibhav Global Ltd.	37	139
Vardhman Textiles Ltd.*	282,885	1,128,907
Welspun India Ltd.	583,119	543,436

Total Textiles, Apparel & Luxury Goods		7,022,416

Tobacco - 1.3%
Godfrey Phillips India Ltd.	9,025	215,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2022

Investments	Shares		Value
ITC Ltd.	2,274,917		$9,116,992

Total Tobacco			9,332,848

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	60,574		2,825,042

Transportation Infrastructure - 0.7%
Adani Ports & Special Economic Zone Ltd.	542,235		5,362,051

Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd.	421,251		4,104,562

TOTAL COMMON STOCKS (Cost: $467,130,229)			764,132,396

	Principal Amount
CORPORATE BONDS - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24, Series N3 (Cost: $11,593)	843,639	INR	9,924

	Shares
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree India ex-State-Owned Enterprises Fund(c) (Cost: $26,901)	1,100		34,809

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $467,168,723)			764,177,129
Other Assets less Liabilities - (3.0)%			(22,197,399)

NET ASSETS - 100.0%			$741,979,730

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,705,681, which represents 0.23% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At December 31, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India - Banks
Yes Bank Ltd.	3,906,791	9/21/15 - 3/13/20	$3,947,791	$972,802	0.1%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation /Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$38,156	$—	$—	$—	$(3,347)	$34,809	$682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Industrial Conglomerates	$2,587,803	$—	$67,031	*	$2,654,834
Metals & Mining	131,880,377	—	1,542,235	*	133,422,612
Pharmaceuticals	23,217,628	—	96,415	*	23,314,043
Other	604,740,907	—	—		604,740,907
Corporate Bonds	—	9,924	—		9,924
Exchange-Traded Fund	34,809	—	—		34,809

Total Investments in Securities	$762,461,524	$9,924	$1,705,681		$764,177,129

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 102.3%

India - 102.3%

Airlines - 0.3%
InterGlobe Aviation Ltd.*(a)	815	$19,778

Auto Components - 2.6%
Apollo Tyres Ltd.	2,666	10,451
Balkrishna Industries Ltd.	647	16,668
Bharat Forge Ltd.	1,918	20,398
Bosch Ltd.	73	15,234
Motherson Sumi Wiring India Ltd.	14,040	9,894
MRF Ltd.	20	21,403
Samvardhana Motherson International Ltd.	14,351	12,862
Sona Blw Precision Forgings Ltd.(a)	1,608	8,154
Sundram Fasteners Ltd.	833	9,784
Tube Investments of India Ltd.	832	27,913
UNO Minda Ltd.	1,560	9,828

Total Auto Components		162,589

Automobiles - 6.9%
Bajaj Auto Ltd.	560	24,477
Eicher Motors Ltd.	1,229	47,950
Hero MotoCorp Ltd.	1,065	35,258
Mahindra & Mahindra Ltd.	8,052	121,583
Maruti Suzuki India Ltd.	1,086	110,196
Tata Motors Ltd.*	14,919	69,961
TVS Motor Co. Ltd.	1,798	23,589

Total Automobiles		433,014

Banks - 15.1%
AU Small Finance Bank Ltd.(a)	2,757	21,810
Axis Bank Ltd.	20,863	235,475
Bandhan Bank Ltd.*(a)	6,117	17,316
Federal Bank Ltd.	12,012	20,189
ICICI Bank Ltd.	41,251	444,197
IDFC First Bank Ltd.*	22,445	15,953
Kotak Mahindra Bank Ltd.	8,856	195,602
Yes Bank Ltd.*(b)	3,819	951

Total Banks		951,493

Beverages - 1.2%
Radico Khaitan Ltd.	666	8,150
United Breweries Ltd.	609	12,512
United Spirits Ltd.*	2,545	26,996
Varun Beverages Ltd.	1,917	30,646

Total Beverages		78,304

Biotechnology - 0.2%
Biocon Ltd.	3,872	12,255

Building Products - 0.4%
Astral Ltd.	722	17,139
Kajaria Ceramics Ltd.	718	10,069

Total Building Products		27,208

Capital Markets - 0.4%
HDFC Asset Management Co. Ltd.(a)	645	17,008
IDFC Ltd.	9,782	9,613

Total Capital Markets		26,621

Chemicals - 5.4%
Aarti Industries Ltd.	1,597	11,777
Asian Paints Ltd.	3,825	142,768
Atul Ltd.	138	13,775
Berger Paints India Ltd.	1,888	13,267
Carborundum Universal Ltd.	874	9,246
Coromandel International Ltd.	1,015	10,884
Deepak Nitrite Ltd.	528	12,671
Gujarat Fluorochemicals Ltd.	300	11,281
Navin Fluorine International Ltd.	279	13,723
PI Industries Ltd.	669	27,655
Solar Industries India Ltd.	195	10,335
SRF Ltd.	1,213	33,582
Supreme Industries Ltd.	566	16,762
Tata Chemicals Ltd.	1,214	13,752

Total Chemicals		341,478

Construction & Engineering - 0.3%
Voltas Ltd.	1,943	18,785

Construction Materials - 4.2%
ACC Ltd.	714	21,072
Ambuja Cements Ltd.	6,113	38,726
Dalmia Bharat Ltd.	685	15,424
Grasim Industries Ltd.	3,140	65,415
JK Cement Ltd.	286	10,097
Ramco Cements Ltd.	1,095	9,268
Shree Cement Ltd.	82	23,084
UltraTech Cement Ltd.	966	81,258

Total Construction Materials		264,344

Diversified Financial Services - 0.9%
Bajaj Finserv Ltd.	3,076	57,551

Diversified Telecommunication Services - 0.2%
Indus Towers Ltd.	6,779	15,606

Electric Utilities - 1.8%
Adani Transmission Ltd.*	2,488	77,868
Tata Power Co. Ltd.	13,622	34,199

Total Electric Utilities		112,067

Electrical Equipment - 1.1%
ABB India Ltd.	411	13,329
CG Power & Industrial Solutions Ltd.*	4,868	15,905
Havells India Ltd.	2,152	28,612
Polycab India Ltd.	359	11,149

Total Electrical Equipment		68,995

Electronic Equipment, Instruments & Components - 0.3%
Honeywell Automation India Ltd.	18	9,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2022

Investments	Shares	Value
Redington Ltd.	4,849	$10,597

Total Electronic Equipment, Instruments & Components		19,670

Entertainment - 0.1%
PVR Ltd.*	398	8,275

Food & Staples Retailing - 0.9%
Avenue Supermarts Ltd.*(a)	1,197	58,870

Food Products - 3.3%
Britannia Industries Ltd.	1,017	52,951
Marico Ltd.	4,458	27,474
Nestle India Ltd.	300	71,096
Patanjali Foods Ltd.	554	7,992
Tata Consumer Products Ltd.	5,316	49,282

Total Food Products		208,795

Gas Utilities - 1.9%
Adani Total Gas Ltd.	2,429	108,424
Gujarat Gas Ltd.	1,547	9,091

Total Gas Utilities		117,515

Health Care Providers & Services - 1.6%
Apollo Hospitals Enterprise Ltd.	855	46,275
Dr. Lal PathLabs Ltd.(a)	342	9,345
Fortis Healthcare Ltd.*	4,295	14,853
Max Healthcare Institute Ltd.*	5,962	31,676

Total Health Care Providers & Services		102,149

Hotels, Restaurants & Leisure - 0.7%
Indian Hotels Co. Ltd.	7,139	27,497
Jubilant Foodworks Ltd.	3,163	19,539

Total Hotels, Restaurants & Leisure		47,036

Household Durables - 0.6%
Crompton Greaves Consumer Electricals Ltd.	5,398	21,953
Dixon Technologies India Ltd.	269	12,696

Total Household Durables		34,649

Independent Power & Renewable Electricity Producers - 1.1%
Adani Green Energy Ltd.*	3,057	71,383

Industrial Conglomerates - 0.4%
Siemens Ltd.	744	25,418

Insurance - 1.8%
HDFC Life Insurance Co. Ltd.(a)	7,764	53,141
ICICI Lombard General Insurance Co. Ltd.(a)	2,023	30,244
ICICI Prudential Life Insurance Co. Ltd.(a)	3,354	18,296
Max Financial Services Ltd.*	1,841	15,077

Total Insurance		116,758

Interactive Media & Services - 0.5%
Info Edge India Ltd.	610	28,993

Internet & Direct Marketing Retail - 0.4%
Zomato Ltd.*	38,986	27,945

IT Services - 13.0%
Coforge Ltd.	284	13,334
Computer Age Management Services Ltd.	281	7,546
HCL Technologies Ltd.	8,591	107,925
Infosys Ltd.	29,588	539,401
Mphasis Ltd.	660	15,738
Persistent Systems Ltd.	380	17,780
Tech Mahindra Ltd.	5,242	64,402
Wipro Ltd.	11,703	55,558

Total IT Services		821,684

Life Sciences Tools & Services - 0.7%
Divi’s Laboratories Ltd.	1,091	45,011

Machinery - 1.4%
Ashok Leyland Ltd.	11,769	20,400
Cummins India Ltd.	1,117	18,638
Elgi Equipments Ltd.	1,795	9,102
Grindwell Norton Ltd.	394	8,495
Schaeffler India Ltd.	318	10,558
SKF India Ltd.	192	10,441
Thermax Ltd.	333	7,922

Total Machinery		85,556

Media - 0.3%
Zee Entertainment Enterprises Ltd.	7,372	21,391

Metals & Mining - 3.6%
APL Apollo Tubes Ltd.	1,229	16,222
Jindal Steel & Power Ltd.	3,135	22,002
JSW Steel Ltd.	7,487	69,508
Tata Steel Ltd.	64,221	87,447
Vedanta Ltd.	8,640	32,208

Total Metals & Mining		227,387

Oil, Gas & Consumable Fuels - 10.7%
Reliance Industries Ltd.	22,009	677,642

Personal Products - 5.4%
Colgate-Palmolive India Ltd.	1,117	20,743
Dabur India Ltd.	5,270	35,765
Emami Ltd.	1,820	9,351
Godrej Consumer Products Ltd.*	3,460	36,555
Hindustan Unilever Ltd.	7,804	241,586

Total Personal Products		344,000

Pharmaceuticals - 4.9%
Aarti Pharmalabs Ltd.*†	341	1,565
Alkem Laboratories Ltd.	336	12,203
Aurobindo Pharma Ltd.	2,344	12,418
Cipla Ltd.	4,512	58,681
Dr. Reddy’s Laboratories Ltd.	1,027	52,604
Ipca Laboratories Ltd.	1,084	11,047
Laurus Labs Ltd.(a)	3,239	14,692
Lupin Ltd.	1,936	17,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2022

Investments	Shares		Value
Sun Pharmaceutical Industries Ltd.	8,808		$106,616
Torrent Pharmaceuticals Ltd.	766		14,357
Zydus Lifesciences Ltd.	1,879		9,538

Total Pharmaceuticals			310,891

Real Estate Management & Development - 1.1%
DLF Ltd.	5,218		23,652
Godrej Properties Ltd.*	941		13,930
Macrotech Developers Ltd.*(a)	688		9,072
Oberoi Realty Ltd.	970		10,177
Phoenix Mills Ltd.	736		12,655

Total Real Estate Management & Development			69,486

Software - 0.5%
KPIT Technologies Ltd.	1,321		11,245
Tata Elxsi Ltd.	284		21,579

Total Software			32,824

Specialty Retail - 0.4%
Trent Ltd.	1,477		24,126

Textiles, Apparel & Luxury Goods - 2.4%
Aditya Birla Fashion & Retail Ltd.*	2,832		9,842
Bata India Ltd.	538		10,725
Page Industries Ltd.	47		24,336
Titan Co. Ltd.	3,313		104,019

Total Textiles, Apparel & Luxury Goods			148,922

Transportation Infrastructure - 0.2%
GMR Airports Infrastructure Ltd.*	20,660		9,927

Wireless Telecommunication Services - 3.1%
Bharti Airtel Ltd.	19,806		192,985

TOTAL COMMON STOCKS (Cost: $5,357,581)			6,469,376

	Principal Amount
CORPORATE BONDS - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24, Series N3 (Cost: $328)	23,867	INR	281

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $5,357,909)			6,469,657
Other Assets less Liabilities - (2.3)%			(148,498)

NET ASSETS - 100.0%			$6,321,159

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,565, which represents 0.02% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At December 31, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India - Banks
Yes Bank Ltd.	3,819	4/2/19 - 10/18/19	$11,551	$951	0.0%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Pharmaceuticals	$309,326	$—	$1,565	*	$310,891
Other	6,158,485	—	—		6,158,485
Corporate Bonds	—	281	—		281

Total Investments in Securities	$6,467,811	$281	$1,565		$6,469,657

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 95.7%

Australia - 7.0%
ANZ Group Holdings Ltd.(a)	12,133	$194,674
APA Group	26,826	195,747
Aurizon Holdings Ltd.	848,399	2,146,025
Dexus	36,080	189,624
Lendlease Corp. Ltd.(a)	37,929	201,657
Lottery Corp. Ltd.*	62,611	190,219
National Australia Bank Ltd.	15,740	320,863
Origin Energy Ltd.	36,722	192,251
Sonic Healthcare Ltd.	64,738	1,315,745
Transurban Group	20,199	177,800
Woolworths Group Ltd.	8,373	190,559

Total Australia		5,315,164

Austria - 0.3%
OMV AG	3,743	192,146

Belgium - 2.2%
Groupe Bruxelles Lambert NV	21,464	1,708,437

Finland - 0.3%
Sampo Oyj, Class A	3,877	202,004

France - 6.3%
Arkema SA	3,213	287,631
Cie de Saint-Gobain	18,711	911,599
Orange SA(a)	19,219	190,367
Publicis Groupe SA*	24,790	1,572,082
TotalEnergies SE	10,334	646,848
Valeo	10,577	188,514
Vivendi SE	21,881	208,164
Wendel SE	8,235	766,383

Total France		4,771,588

Germany - 9.6%
Allianz SE, Registered Shares	5,769	1,236,934
Aroundtown SA	81,801	190,580
Continental AG	12,716	759,713
Fresenius Medical Care AG & Co. KGaA	6,569	214,319
Fresenius SE & Co. KGaA	30,817	863,348
HeidelbergCement AG	41,783	2,375,909
LEG Immobilien SE	4,949	321,451
Mercedes-Benz Group AG, Registered Shares	10,028	657,126
Siemens Energy AG*	27,233	510,807
Telefonica Deutschland Holding AG	85,333	209,738

Total Germany		7,339,925

Hong Kong - 7.6%
CK Asset Holdings Ltd.	32,000	197,003
CK Infrastructure Holdings Ltd.	38,500	201,504
CLP Holdings Ltd.	27,000	197,010
Hang Lung Properties Ltd.	193,000	377,348
Henderson Land Development Co. Ltd.	515,000	1,798,058
HK Electric Investments & HK Electric Investments Ltd.	1,328,500	879,999
Hongkong Land Holdings Ltd.	48,200	221,720
New World Development Co. Ltd.	82,000	231,135
Power Assets Holdings Ltd.	37,500	205,398
Sino Land Co. Ltd.	156,000	195,076
Sun Hung Kai Properties Ltd.	52,500	718,390
Swire Properties Ltd.	121,000	307,579
Wharf Real Estate Investment Co. Ltd.	41,998	244,833

Total Hong Kong		5,775,053

Italy - 4.5%
Eni SpA	117,944	1,672,384
Mediobanca Banca di Credito Finanziario SpA	57,865	554,819
Poste Italiane SpA(b)	22,401	218,180
Snam SpA	141,919	685,673
Telecom Italia SpA*(a)	1,165,366	269,020

Total Italy		3,400,076

Japan - 19.6%
AGC, Inc.(a)	14,300	476,323
Asahi Group Holdings Ltd.(a)	21,600	674,299
Daiwa House Industry Co. Ltd.	8,500	195,775
Honda Motor Co. Ltd.	25,400	583,674
Hulic Co. Ltd.(a)	30,900	243,556
Inpex Corp.	17,600	186,211
Japan Post Insurance Co. Ltd.	16,000	281,451
Kao Corp.(a)	6,500	258,877
Kobayashi Pharmaceutical Co. Ltd.	3,100	212,157
Komatsu Ltd.	11,500	250,665
Lixil Corp.	14,800	224,448
Makita Corp.	11,000	256,774
MEIJI Holdings Co. Ltd.	4,900	250,301
Mitsubishi Electric Corp.	90,800	903,905
Mitsui & Co. Ltd.	81,300	2,374,087
MS&AD Insurance Group Holdings, Inc.	6,500	208,087
NGK Insulators Ltd.	14,800	188,218
Nissan Motor Co. Ltd.	210,900	668,288
Nisshin Seifun Group, Inc.	17,400	217,986
Nitto Denko Corp.	3,100	179,734
Nomura Real Estate Holdings, Inc.	8,100	173,731
ORIX Corp.	15,100	242,445
Otsuka Corp.(a)	50,800	1,599,712
Rakuten Group, Inc.(a)	41,300	186,553
Shimizu Corp.	58,500	312,130
Shin-Etsu Chemical Co. Ltd.	2,100	258,233
Sumitomo Realty & Development Co. Ltd.	15,100	357,172
Taisei Corp.	8,600	277,009
Takeda Pharmaceutical Co. Ltd.	19,400	604,444
Tosoh Corp.	136,200	1,620,630
TOTO Ltd.	6,600	225,094
Yamato Holdings Co. Ltd.	16,000	253,075

Total Japan		14,945,044

Netherlands - 1.7%
JDE Peet’s NV	6,355	183,260
Koninklijke Philips NV	35,980	537,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2022

Investments	Shares	Value
NN Group NV	14,235	$579,738

Total Netherlands		1,300,746

Norway - 3.7%
DNB Bank ASA	61,920	1,222,246
Gjensidige Forsikring ASA	22,819	445,215
Telenor ASA	124,584	1,158,450

Total Norway		2,825,911

Singapore - 0.7%
CapitaLand Investment Ltd.	72,200	199,180
City Developments Ltd.	49,800	305,587

Total Singapore		504,767

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA(a)	7,771	222,020
Enagas SA(a)	85,422	1,415,361
Red Electrica Corp. SA(a)	12,967	225,022
Repsol SA	19,243	304,976

Total Spain		2,167,379

Sweden - 2.8%
Essity AB, Class B	20,645	541,512
Industrivarden AB, Class A	8,307	202,104
Industrivarden AB, Class C(a)	58,562	1,421,967

Total Sweden		2,165,583

Switzerland - 9.0%
Baloise Holding AG, Registered Shares	2,174	335,311
Geberit AG, Registered Shares	1,435	675,468
Holcim AG, Registered Shares*	38,223	1,978,077
Novartis AG, Registered Shares	2,201	198,856
SGS SA, Registered Shares	94	218,439
Swiss Life Holding AG, Registered Shares	661	340,645
Swiss Prime Site AG, Registered Shares	2,346	203,234
Swiss Re AG	27,987	2,615,992
Temenos AG, Registered Shares	4,777	261,981

Total Switzerland		6,828,003

United Kingdom - 14.7%
BAE Systems PLC	36,306	373,837
British American Tobacco PLC	36,375	1,435,837
Bunzl PLC	6,816	226,209
CK Hutchison Holdings Ltd.	66,500	399,173
Imperial Brands PLC	54,990	1,369,915
J. Sainsbury PLC	90,417	236,776
Johnson Matthey PLC	21,135	540,753
M&G PLC	658,714	1,488,462
Phoenix Group Holdings PLC	363,847	2,663,670
Reckitt Benckiser Group PLC	5,131	355,142
Schroders PLC(a)	248,020	1,300,777
Shell PLC	6,641	185,812
United Utilities Group PLC	47,553	567,096

Total United Kingdom		11,143,459

United States - 2.9%
GSK PLC	127,839	2,210,707

TOTAL COMMON STOCKS (Cost: $80,170,869)		72,795,992

PREFERRED STOCK - 2.6%

Germany - 2.6%
Henkel AG & Co. KGaA (Cost: $2,687,946)	28,527	1,979,562

EXCHANGE-TRADED FUND - 0.8%

United States - 0.8%
iShares MSCI EAFE Value ETF(a) (Cost: $568,283)	12,379	567,948

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $5,165,182)	5,165,182	5,165,182

TOTAL INVESTMENTS IN SECURITIES - 105.9% (Cost: $88,592,280)		80,508,684
Other Assets less Liabilities - (5.9)%		(4,460,823)

NET ASSETS - 100.0%		$76,047,861

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,641,210 and the total market value of the collateral held by the Fund was $8,028,773. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,863,591.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$72,795,992	$—	$—	$72,795,992
Preferred Stock	1,979,562	—	—	1,979,562
Exchange-Traded Fund	567,948	—	—	567,948
Investment of Cash Collateral for Securities Loaned	—	5,165,182	—	5,165,182

Total Investments in Securities	$75,343,502	$5,165,182	$—	$80,508,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 13.3%
Abacus Property Group	77,884	$138,909
AGL Energy Ltd.	29,208	159,846
ALS Ltd.	13,926	115,499
Alumina Ltd.(a)	184,221	189,893
Ampol Ltd.	16,305	312,699
ANZ Group Holdings Ltd.	188,309	3,021,423
APA Group	61,323	447,467
Aristocrat Leisure Ltd.	7,989	165,349
ASX Ltd.(a)	8,086	372,989
AUB Group Ltd.	4,469	68,281
Aurizon Holdings Ltd.	104,662	264,742
Australian Clinical Labs Ltd.	38,140	77,077
Bank of Queensland Ltd.	31,906	149,296
Bapcor Ltd.	21,880	95,853
Bendigo & Adelaide Bank Ltd.	30,737	204,483
BHP Group Ltd.	681,554	21,089,997
BlueScope Steel Ltd.	12,623	144,155
Brambles Ltd.	31,898	261,094
Brickworks Ltd.	9,933	149,339
BWP Trust(a)	33,961	90,050
carsales.com Ltd.	13,263	186,722
Challenger Ltd.	18,485	95,521
Champion Iron Ltd.(a)	22,857	113,308
Charter Hall Group(a)	20,867	169,528
Charter Hall Long Wale REIT	58,559	175,923
Cochlear Ltd.	808	111,847
Coles Group Ltd.	61,713	699,743
Commonwealth Bank of Australia	74,848	5,207,788
Computershare Ltd.	10,055	178,653
Cromwell Property Group(a)	514,511	233,773
CSL Ltd.	4,620	901,567
CSR Ltd.	46,113	147,289
Deterra Royalties Ltd.	44,518	138,270
Dexus	73,960	388,709
Downer EDI Ltd.	37,112	93,371
Eagers Automotive Ltd.(a)	14,697	108,139
Elders Ltd.	13,993	96,222
Endeavour Group Ltd.	35,504	154,575
First Resources Ltd.	111,800	123,370
Goodman Group	33,585	395,386
GPT Group	90,857	258,782
Growthpoint Properties Australia Ltd.	95,799	193,599
GUD Holdings Ltd.	9,044	46,490
Harvey Norman Holdings Ltd.	126,411	354,047
Healius Ltd.(a)	31,699	65,995
Helia Group Ltd.	55,304	103,137
HomeCo Daily Needs REIT(a)	120,313	104,843
Iluka Resources Ltd.	13,577	87,745
Incitec Pivot Ltd.	111,328	283,869
Insignia Financial Ltd.	49,897	113,356
Insurance Australia Group Ltd.	51,251	165,090
IVE Group Ltd.	49,755	79,292
JB Hi-Fi Ltd.(a)	10,984	312,477
Lendlease Corp. Ltd.(a)	21,796	115,883
Lovisa Holdings Ltd.	5,621	88,093
Macquarie Group Ltd.	10,973	1,242,406
McMillan Shakespeare Ltd.	9,564	87,169
Medibank Pvt Ltd.	151,739	303,560
Metcash Ltd.(a)	71,917	194,107
Mineral Resources Ltd.	1,922	100,623
Mirvac Group	216,036	312,055
Monadelphous Group Ltd.(a)	9,080	82,266
National Australia Bank Ltd.	156,375	3,187,734
Navigator Global Investments Ltd.	115,583	90,924
New Hope Corp. Ltd.	70,754	305,164
Nine Entertainment Co. Holdings Ltd.	110,042	137,310
Northern Star Resources Ltd.	19,049	140,936
NRW Holdings Ltd.	53,474	101,900
Origin Energy Ltd.	74,780	391,497
Orora Ltd.	47,379	92,856
OZ Minerals Ltd.	4,983	94,280
Premier Investments Ltd.	7,108	119,736
QBE Insurance Group Ltd.	32,729	298,081
Qube Holdings Ltd.	87,809	167,329
REA Group Ltd.(a)	1,695	127,361
Reece Ltd.	8,959	85,969
Region RE Ltd.	66,038	121,364
Rio Tinto Ltd.	133,907	9,616,554
Santos Ltd.	83,853	406,015
Scentre Group	215,012	419,934
SEEK Ltd.(a)	9,023	128,192
Seven Group Holdings Ltd.(a)	15,143	215,346
Sims Ltd.	12,577	111,646
SmartGroup Corp. Ltd.	29,018	100,361
Sonic Healthcare Ltd.	17,523	356,140
South32 Ltd.	511,894	1,388,564
Stockland	212,083	522,081
Suncorp Group Ltd.	38,219	312,055
Super Retail Group Ltd.	20,706	150,387
Telstra Group Ltd.	663,539	1,795,416
TPG Telecom Ltd.	53,618	177,806
Transurban Group	76,532	673,664
Treasury Wine Estates Ltd.	14,451	133,377
Vicinity Ltd.	252,830	342,913
Viva Energy Group Ltd.(b)	108,338	200,571
Washington H Soul Pattinson & Co. Ltd.(a)	11,450	214,775
Waypoint REIT Ltd.	40,204	74,977
Wesfarmers Ltd.	39,193	1,220,230
Westpac Banking Corp.	133,983	2,121,594
Whitehaven Coal Ltd.	52,419	334,862
Woodside Energy Group Ltd.	134,890	3,241,897
Woolworths Group Ltd.	26,368	600,102
Worley Ltd.	24,389	248,091

Total Australia		72,503,020

Austria - 0.6%
Andritz AG	5,158	294,786
BAWAG Group AG*(b)	6,565	348,923
Erste Group Bank AG	19,711	628,993
Lenzing AG	2,247	131,416
Oesterreichische Post AG	4,672	146,594
OMV AG	15,213	780,955
Semperit AG Holding	1,974	41,756
Telekom Austria AG*	36,314	224,010
Verbund AG	1,520	127,588
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,256	149,225
Voestalpine AG	6,550	173,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Wienerberger AG	1,663	$40,040

Total Austria		3,087,510

Belgium - 1.1%
Ackermans & van Haaren NV	649	110,962
Aedifica SA	2,271	183,718
Ageas SA/NV	14,840	656,009
Anheuser-Busch InBev SA	13,903	834,933
Bekaert SA	2,490	96,412
bpost SA(a)	15,205	77,957
Cofinimmo SA	2,060	184,017
D’ieteren Group	564	107,866
Elia Group SA/NV	781	110,692
Etablissements Franz Colruyt NV(a)	4,668	106,115
Groupe Bruxelles Lambert NV	2,950	234,807
KBC Group NV	23,836	1,528,373
Melexis NV	1,326	114,629
Proximus SADP	31,431	301,768
Solvay SA(a)	3,542	357,077
UCB SA	2,633	206,709
Umicore SA	4,035	147,794
VGP NV	1,871	155,353
Warehouses De Pauw CVA	7,632	217,478

Total Belgium		5,732,669

Burkina Faso - 0.0%
Endeavour Mining PLC	7,591	159,979

China - 0.5%
BOC Hong Kong Holdings Ltd.	536,944	1,829,955
Prosus NV*	5,097	350,593
Wilmar International Ltd.	232,700	723,501

Total China		2,904,049

Denmark - 1.4%
Alm Brand A/S	67,896	109,622
AP Moller - Maersk A/S, Class B	606	1,358,485
Carlsberg A/S, Class B	2,208	292,547
Chr Hansen Holding A/S	1,291	92,584
Coloplast A/S, Class B	3,867	450,642
D/S Norden A/S	3,978	238,640
DSV A/S	1,462	230,069
Novo Nordisk A/S, Class B	18,765	2,526,112
Novozymes A/S, Class B	3,507	177,115
Orsted A/S(b)	5,227	473,576
Pandora A/S	3,858	270,254
Royal Unibrew A/S	1,891	134,419
Scandinavian Tobacco Group A/S(b)	8,202	143,726
Schouw & Co. A/S	1,518	114,157
Sydbank A/S	3,828	160,749
Topdanmark A/S	6,133	321,620
Tryg A/S	20,753	492,477

Total Denmark		7,586,794

Finland - 1.6%
Anora Group Oyj	17,212	135,200
Cargotec Oyj, Class B	2,462	108,571
Elisa Oyj	9,471	499,938
Fortum Oyj	50,928	844,644
Huhtamaki Oyj	1,921	65,606
Kesko Oyj, Class B	18,437	405,737
Kojamo Oyj	5,598	82,448
Kone Oyj, Class B	15,061	776,367
Konecranes Oyj	4,922	151,076
Metsa Board Oyj, Class B	22,912	214,329
Metso Outotec Oyj	20,609	211,415
Neste Oyj	11,407	523,731
Nokia Oyj	28,609	132,116
Nordea Bank Abp	190,519	2,042,052
Orion Oyj, Class B	3,970	217,103
Sampo Oyj, Class A	22,841	1,190,087
Stora Enso Oyj, Class R	15,500	217,532
TietoEVRY Oyj	3,804	107,666
UPM-Kymmene Oyj	16,837	627,667
Valmet Oyj	10,950	294,029

Total Finland		8,847,314

France - 11.0%
Air Liquide SA	7,929	1,120,398
Airbus SE	7,932	939,831
ALD SA(a)(b)	38,649	443,830
Alten SA	794	98,976
Arkema SA	2,727	244,123
AXA SA	156,386	4,348,655
BNP Paribas SA	67,448	3,833,140
Bollore SE	49,959	278,324
Bouygues SA(a)	17,050	510,233
Bureau Veritas SA	7,418	194,834
Capgemini SE	2,621	436,233
Carrefour SA	19,257	321,434
Cie de Saint-Gobain(a)	13,896	677,012
Cie Generale des Etablissements Michelin SCA	20,598	571,234
Coface SA	17,738	229,821
Danone SA	18,730	984,087
Dassault Aviation SA	1,003	169,345
Dassault Systemes SE	6,894	246,443
Edenred	4,822	261,843
Eiffage SA	3,862	378,868
Electricite de France SA	134,708	1,725,205
Engie SA	171,175	2,445,806
Eramet SA	1,413	126,448
EssilorLuxottica SA	5,010	904,699
Eurazeo SE	1,801	111,675
Gaztransport Et Technigaz SA	1,306	139,104
Gecina SA	4,092	415,538
Hermes International	601	926,848
Imerys SA	3,023	117,244
Ipsen SA	1,090	116,912
IPSOS	3,143	196,230
Kering SA	2,302	1,168,212
Klepierre SA*	18,137	416,750
L’Oreal SA	8,628	3,071,865
La Francaise des Jeux SAEM(b)	8,581	344,160
Legrand SA	5,067	404,608
LVMH Moet Hennessy Louis Vuitton SE	9,650	7,002,261
Metropole Television SA(a)	13,738	225,060
Nexans SA	452	40,738
Orange SA	205,442	2,034,932
Pernod Ricard SA	6,054	1,187,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Publicis Groupe SA*	7,858	$498,323
Remy Cointreau SA	845	142,128
Rexel SA	12,157	239,251
Rothschild & Co.	4,062	161,918
Rubis SCA	6,228	163,512
Sanofi	36,814	3,529,789
Sartorius Stedim Biotech	309	99,758
Schneider Electric SE	9,887	1,379,344
Societe Generale SA	43,679	1,094,553
Sodexo SA(a)	1,255	119,849
Sopra Steria Group SACA	739	111,364
SPIE SA	6,222	161,761
Teleperformance	484	115,035
Television Francaise 1(a)	17,222	131,510
Thales SA	5,034	640,943
TotalEnergies SE(a)	140,840	8,815,765
Valeo	5,671	101,075
Veolia Environnement SA	21,644	554,389
Verallia SA(b)	4,041	136,628
Vinci SA	15,511	1,544,333
Vivendi SE	33,821	321,755
Wendel SE	2,177	202,601

Total France		59,675,775

Georgia - 0.0%
Bank of Georgia Group PLC	3,641	114,093

Germany - 7.2%
adidas AG	4,749	646,014
Allianz SE, Registered Shares	17,853	3,827,869
AURELIUS Equity Opportunities SE & Co. KGaA	3,438	67,220
Aurubis AG	1,317	107,329
BASF SE	47,908	2,371,911
Bayer AG, Registered Shares	28,684	1,479,373
Bayerische Motoren Werke AG	30,594	2,722,476
Beiersdorf AG	1,617	185,000
Bilfinger SE	3,078	88,958
Brenntag SE	4,091	260,745
Dermapharm Holding SE	2,687	107,596
Deutsche Bank AG, Registered Shares	32,813	370,788
Deutsche Boerse AG	3,094	532,954
Deutsche Post AG, Registered Shares	45,845	1,721,289
Deutsche Telekom AG, Registered Shares	192,109	3,821,316
Deutz AG	26,505	114,451
DWS Group GmbH & Co. KGaA(b)	13,563	439,464
E.ON SE	113,489	1,130,544
Evonik Industries AG	18,919	362,131
Fielmann AG	2,785	110,034
Freenet AG	9,545	208,016
GEA Group AG	2,989	121,858
Hannover Rueck SE	4,848	959,782
Hapag-Lloyd AG(a)(b)	13,117	2,486,242
HeidelbergCement AG	7,468	424,653
Henkel AG & Co. KGaA	5,311	341,507
Hochtief AG	2,677	150,508
Hornbach Holding AG & Co. KGaA	1,041	85,825
Infineon Technologies AG	11,692	354,758
Kloeckner & Co. SE	11,235	110,733
Mercedes-Benz Group AG, Registered Shares	65,776	4,310,243
Merck KGaA	1,577	304,464
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4,449	1,443,451
Mutares SE & Co. KGaA	5,322	102,238
Puma SE	3,004	181,781
Rheinmetall AG	688	136,611
RWE AG	13,112	582,001
SAP SE	17,459	1,796,045
Siemens Healthineers AG(b)	15,856	790,780
Siltronic AG	2,315	168,377
Sixt SE	1,280	117,415
Stroeer SE & Co. KGaA(a)	2,278	105,903
Suedzucker AG	6,989	121,880
Symrise AG	1,683	182,582
Talanx AG	13,172	623,042
Telefonica Deutschland Holding AG	162,466	399,321
United Internet AG, Registered Shares	6,197	124,934
Vantage Towers AG	6,055	207,437
Varta AG(a)	4,735	113,904
Volkswagen AG	9,839	1,550,424
Wacker Chemie AG	2,615	333,228
Wacker Neuson SE	1,255	21,886

Total Germany		39,429,291

Hong Kong - 3.4%
AIA Group Ltd.	219,165	2,437,366
Bank of East Asia Ltd.	129,600	157,082
Champion REIT(a)	360,000	142,064
CLP Holdings Ltd.	110,500	806,280
Dah Sing Banking Group Ltd.	225,200	161,580
Dah Sing Financial Holdings Ltd.	33,200	76,907
Fortune Real Estate Investment Trust	220,000	178,707
Hang Lung Group Ltd.	111,000	203,940
Hang Lung Properties Ltd.	230,000	449,689
Hang Seng Bank Ltd.	57,900	962,904
Henderson Land Development Co. Ltd.	308,859	1,078,342
Hong Kong & China Gas Co. Ltd.	781,570	743,022
Hong Kong Exchanges & Clearing Ltd.	32,329	1,396,721
Hutchison Port Holdings Trust	1,006,400	195,242
Hysan Development Co. Ltd.	74,000	239,873
Link REIT	153,045	1,123,579
MTR Corp. Ltd.	280,053	1,483,698
New World Development Co. Ltd.	215,000	606,026
PCCW Ltd.	1,177,000	530,822
Power Assets Holdings Ltd.	181,500	994,129
Singamas Container Holdings Ltd.	524,000	49,010
Sino Land Co. Ltd.	498,755	623,687
Sun Hung Kai Properties Ltd.	178,500	2,442,527
Swire Pacific Ltd., Class A	29,500	259,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Swire Pacific Ltd., Class B	207,500	$282,340
Swire Properties Ltd.	255,000	648,204
Techtronic Industries Co. Ltd.	32,000	357,107

Total Hong Kong		18,630,510

Indonesia - 0.1%
Bumitama Agri Ltd.	279,800	123,085
Nickel Industries Ltd.	166,361	109,433

Total Indonesia		232,518

Ireland - 0.3%
AIB Group PLC	29,925	115,486
CRH PLC	22,008	869,292
Glanbia PLC	10,398	132,279
Kerry Group PLC, Class A	1,508	135,577
Kingspan Group PLC	1,565	84,481
Smurfit Kappa Group PLC	8,738	322,294

Total Ireland		1,659,409

Israel - 0.8%
Alony Hetz Properties & Investments Ltd.	9,025	91,567
Amot Investments Ltd.	25,397	148,632
Ashtrom Group Ltd.	5,483	102,077
Azrieli Group Ltd.	2,528	167,363
Bank Hapoalim BM	37,642	338,389
Bank Leumi Le-Israel BM	89,373	742,390
Bezeq The Israeli Telecommunication Corp. Ltd.	125,190	215,184
Delek Automotive Systems Ltd.	10,313	120,447
Elbit Systems Ltd.	750	121,666
FIBI Holdings Ltd.	2,780	115,502
First International Bank of Israel Ltd.	3,119	122,868
Gav-Yam Lands Corp. Ltd.	13,323	103,458
Harel Insurance Investments & Financial Services Ltd.	10,556	92,771
ICL Group Ltd.	119,862	864,528
Israel Discount Bank Ltd., Class A	32,156	168,412
Mehadrin Ltd.* ‡	0	3
Mizrahi Tefahot Bank Ltd.	10,322	333,194
Oil Refineries Ltd.	241,343	84,198
Phoenix Holdings Ltd.	12,556	133,442
Plus500 Ltd.	5,975	129,660
Strauss Group Ltd.	7,799	206,198

Total Israel		4,401,949

Italy - 2.3%
A2A SpA	197,921	262,983
ACEA SpA	13,586	187,335
Amplifon SpA(a)	449	13,331
Anima Holding SpA(b)	56,919	227,314
Assicurazioni Generali SpA	71,309	1,264,476
Azimut Holding SpA	8,284	185,044
Banca Generali SpA*	5,030	172,107
Banca Mediolanum SpA	40,868	340,120
Banca Popolare di Sondrio SpA	24,085	97,164
Banco BPM SpA	65,769	234,020
BPER Banca	51,958	106,385
Credito Emiliano SpA	34,909	247,011
Cromwell European Real Estate Investment Trust	69,400	111,101
De’ Longhi SpA	6,254	140,033
DiaSorin SpA	318	44,256
Eni SpA	197,003	2,793,400
ERG SpA	8,728	269,761
Ferrari NV	1,524	325,623
FinecoBank Banca Fineco SpA	12,646	209,465
Hera SpA(a)	46,671	125,470
Infrastrutture Wireless Italiane SpA(b)	30,514	306,577
Iren SpA	81,925	128,354
Italgas SpA	73,530	407,284
Mediobanca Banca di Credito Finanziario SpA	65,235	625,484
Moncler SpA	2,282	120,555
Piaggio & C. SpA	43,166	129,177
Poste Italiane SpA(b)	69,181	673,804
Recordati Industria Chimica e Farmaceutica SpA	6,440	266,332
Snam SpA	220,587	1,065,753
Terna - Rete Elettrica Nazionale(a)	95,963	706,674
Unieuro SpA(a)(b)	3,076	40,346
Unipol Gruppo SpA	27,209	132,359
UnipolSai Assicurazioni SpA(a)	317,230	779,373

Total Italy		12,738,471

Japan - 19.5%
77 Bank Ltd.	5,500	92,122
ABC-Mart, Inc.	1,400	79,260
ADEKA Corp.	7,600	124,646
Advantest Corp.	3,900	250,650
Aeon Co. Ltd.	12,500	263,652
Aeon Delight Co. Ltd.	6,100	140,081
Aeon Mall Co. Ltd.	8,700	112,422
AGC, Inc.(a)	10,600	353,079
Air Water, Inc.	12,600	146,584
Aisin Corp.	11,500	307,666
Ajinomoto Co., Inc.	7,600	232,185
Amada Co. Ltd.	18,400	144,193
Aozora Bank Ltd.(a)	11,600	228,141
Asahi Group Holdings Ltd.(a)	11,100	346,515
Asahi Holdings, Inc.	6,000	87,536
Asahi Kasei Corp.	39,700	283,251
Astellas Pharma, Inc.	40,700	618,929
Azbil Corp.(a)	2,500	63,000
Bandai Namco Holdings, Inc.	5,500	346,561
Benesse Holdings, Inc.	4,500	68,415
Bridgestone Corp.(a)	18,200	647,059
Brother Industries Ltd.	4,100	62,365
Canon Marketing Japan, Inc.(a)	4,200	95,144
Canon, Inc.(a)	32,900	712,008
Capcom Co. Ltd.	2,700	86,150
Casio Computer Co. Ltd.	13,300	135,374
Central Japan Railway Co.	900	110,535
Chiba Bank Ltd.	22,800	166,233
Chubu Electric Power Co., Inc.	27,500	283,868
Chugai Pharmaceutical Co. Ltd.	42,500	1,084,846
Citizen Watch Co. Ltd.(a)	37,600	168,986
CKD Corp.	6,100	86,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Concordia Financial Group Ltd.	65,500	$273,030
Cosmo Energy Holdings Co. Ltd.	6,700	177,218
Dai Nippon Printing Co. Ltd.	7,100	142,597
Dai-ichi Life Holdings, Inc.	31,133	706,447
Daicel Corp.	28,400	205,555
Daido Steel Co. Ltd.	2,200	71,947
Daiichi Sankyo Co. Ltd.	9,000	289,894
Daiichikosho Co. Ltd.	5,600	168,919
Daikin Industries Ltd.	3,200	489,901
Daishi Hokuetsu Financial Group, Inc.	14,700	319,524
Daito Trust Construction Co. Ltd.	3,700	379,689
Daiwa House Industry Co. Ltd.	22,300	513,621
Daiwa Securities Group, Inc.	84,700	374,248
DCM Holdings Co. Ltd.	18,000	163,977
Denka Co. Ltd.	3,100	71,071
Denso Corp.	16,300	807,433
Dentsu Group, Inc.(a)	7,000	219,902
DIC Corp.(a)	4,400	77,566
Disco Corp.	1,000	286,104
Doshisha Co. Ltd.	19,800	243,551
Doutor Nichires Holdings Co. Ltd.	9,900	128,979
Dowa Holdings Co. Ltd.	2,100	66,050
East Japan Railway Co.(a)	3,000	170,980
Ebara Corp.	3,200	114,472
EDION Corp.(a)	12,500	121,831
Eisai Co. Ltd.	4,300	283,658
Electric Power Development Co. Ltd.	8,500	135,026
ENEOS Holdings, Inc.	159,900	542,917
Exedy Corp.	11,400	139,622
FANUC Corp.	4,300	646,410
Fast Retailing Co. Ltd.	800	488,264
Fuji Electric Co. Ltd.	5,300	202,046
FUJIFILM Holdings Corp.	9,000	451,893
Fujitec Co. Ltd.	5,300	120,384
Fujitsu Ltd.	3,100	413,858
Fukuoka Financial Group, Inc.	11,700	266,463
Furukawa Battery Co. Ltd.	6,400	52,774
Furuya Metal Co. Ltd.	100	6,753
G-Tekt Corp.	14,800	161,858
GMO Internet Group, Inc.	6,500	121,482
Goldcrest Co. Ltd.(a)	8,500	108,291
GS Yuasa Corp.	4,400	70,696
Gunze Ltd.	5,200	166,312
H.U. Group Holdings, Inc.	4,900	106,991
Hachijuni Bank Ltd.	58,000	241,328
Hakuhodo DY Holdings, Inc.	9,400	94,752
Hamamatsu Photonics KK	2,100	100,587
Hankyu Hanshin Holdings, Inc.	5,900	175,285
Haseko Corp.	25,400	283,559
Heiwa Corp.	16,500	310,754
Hioki EE Corp.(a)	2,000	95,949
Hirose Electric Co. Ltd.	2,100	264,201
Hisamitsu Pharmaceutical Co., Inc.	4,300	127,913
Hitachi Construction Machinery Co. Ltd.	6,700	150,254
Hitachi Ltd.	16,500	836,724
Honda Motor Co. Ltd.	52,200	1,199,518
Hoya Corp.	3,100	298,499
Hulic Co. Ltd.(a)	17,700	139,513
Ichibanya Co. Ltd.(a)	3,700	129,834
Idemitsu Kosan Co. Ltd.	14,151	329,255
IHI Corp.	5,100	148,619
Iida Group Holdings Co. Ltd.	7,200	109,191
Iino Kaiun Kaisha Ltd.	15,300	107,840
Information Services International-Dentsu Ltd.	2,600	77,343
INFRONEER Holdings, Inc.	26,100	198,008
Inpex Corp.(a)	51,400	543,821
Isetan Mitsukoshi Holdings Ltd.	17,900	194,947
Isuzu Motors Ltd.	22,000	257,941
ITOCHU Corp.(a)	45,500	1,429,709
IwaiCosmo Holdings, Inc.	20,200	198,716
Izumi Co. Ltd.	4,600	104,171
Japan Exchange Group, Inc.	14,400	207,086
Japan Metropolitan Fund Invest	157	124,581
Japan Post Holdings Co. Ltd.	141,400	1,189,005
Japan Post Insurance Co. Ltd.	18,300	321,909
Japan Tobacco, Inc.(a)	93,044	1,876,464
Joshin Denki Co. Ltd.	11,500	169,173
JTEKT Corp.	17,200	121,102
K’s Holdings Corp.	11,100	94,894
Kajima Corp.	17,400	202,557
Kaken Pharmaceutical Co. Ltd.	5,800	170,996
Kamigumi Co. Ltd.	4,500	91,640
Kaneka Corp.	3,800	94,752
Kansai Electric Power Co., Inc.	34,400	333,454
Kao Corp.(a)	10,200	406,237
Kawasaki Kisen Kaisha Ltd.(a)	22,400	473,143
KDDI Corp.	79,100	2,387,178
Keyence Corp.	1,100	428,679
Kikkoman Corp.	1,600	84,156
Kirin Holdings Co. Ltd.(a)	31,300	477,050
Kobe Steel Ltd.	29,000	141,104
Koei Tecmo Holdings Co. Ltd.(a)	7,600	137,779
Komatsu Ltd.	27,400	597,237
Konami Group Corp.	2,800	126,689
Konica Minolta, Inc.	21,700	86,672
Kurabo Industries Ltd.	6,000	98,496
Kuraray Co. Ltd.(a)	9,500	76,176
Kyowa Kirin Co. Ltd.	9,600	219,728
Kyudenko Corp.	4,800	118,777
Kyushu Financial Group, Inc.	35,900	123,526
Kyushu Railway Co.	8,000	177,165
Lawson, Inc.	2,300	87,680
Lintec Corp.	4,500	73,224
Macnica Holdings, Inc.	6,600	157,316
Marubeni Corp.	98,900	1,135,575
Maruichi Steel Tube Ltd.	7,200	147,498
Matsui Securities Co. Ltd.	22,300	132,673
Mazda Motor Corp.	19,000	144,719
Medipal Holdings Corp.	6,700	88,406
MEIJI Holdings Co. Ltd.	5,600	286,059
Mitsubishi Chemical Group Corp.	52,100	270,362
Mitsubishi Corp.	63,000	2,045,011
Mitsubishi Electric Corp.	41,800	416,115
Mitsubishi Estate Co. Ltd.	22,600	293,066
Mitsubishi Gas Chemical Co., Inc.	12,300	169,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Mitsubishi Heavy Industries Ltd.	7,400	$293,544
Mitsubishi Logistics Corp.	3,700	84,967
Mitsubishi Materials Corp.	9,600	151,627
Mitsubishi UFJ Financial Group, Inc.	447,900	3,017,796
Mitsuboshi Belting Ltd.	3,700	95,904
Mitsui & Co. Ltd.	66,900	1,953,584
Mitsui Chemicals, Inc.	12,300	277,331
Mitsui Fudosan Co. Ltd.	15,400	282,101
Mitsui High-Tec, Inc.(a)	500	23,229
Mitsui Mining & Smelting Co. Ltd.	5,900	137,948
Mitsui OSK Lines Ltd.(a)	42,600	1,062,215
MIXI, Inc.	5,000	93,448
Mizuho Financial Group, Inc.	82,430	1,159,499
Mizuho Medy Co. Ltd.(a)	200	5,684
Mizuno Corp.	7,500	159,896
MS&AD Insurance Group Holdings, Inc.	22,930	734,066
Murata Manufacturing Co. Ltd.	11,400	569,201
Musashi Seimitsu Industry Co. Ltd.(a)	6,200	73,538
Nabtesco Corp.	5,000	127,515
NEC Corp.(a)	6,300	221,308
NGK Insulators Ltd.	13,600	172,957
NGK Spark Plug Co. Ltd.	12,400	229,214
NHK Spring Co. Ltd.	18,000	115,412
Nichirei Corp.	5,500	119,925
Nikkon Holdings Co. Ltd.	6,300	112,301
Nikon Corp.	9,000	80,215
Nintendo Co. Ltd.	33,900	1,421,310
Nippon Denko Co. Ltd.(a)	24,700	65,894
Nippon Electric Glass Co. Ltd.(a)	9,500	168,767
Nippon Express Holdings, Inc.(a)	3,900	222,866
Nippon Gas Co. Ltd.	7,900	124,656
Nippon Kayaku Co. Ltd.	18,900	163,295
Nippon Light Metal Holdings Co. Ltd.	8,500	97,469
Nippon Shinyaku Co. Ltd.	1,600	90,704
Nippon Steel Corp.	55,400	962,346
Nippon Steel Trading Corp.	5,800	406,169
Nippon Telegraph & Telephone Corp.	124,500	3,549,729
Nippon Yusen KK(a)	61,200	1,442,510
Nishi-Nippon Financial Holdings, Inc.	19,300	140,861
Nishimatsu Construction Co. Ltd.	5,600	166,160
Nissan Chemical Corp.	3,400	148,941
Nissan Motor Co. Ltd.	32,800	103,935
Nisshinbo Holdings, Inc.	25,200	186,023
Nissin Electric Co. Ltd.	12,700	121,182
Nissin Foods Holdings Co. Ltd.	3,100	244,814
Nitto Denko Corp.	4,000	231,915
Noevir Holdings Co. Ltd.	5,200	228,186
NOF Corp.	4,300	172,072
Nomura Holdings, Inc.	85,000	314,760
Nomura Real Estate Holdings, Inc.	10,800	231,642
Nomura Research Institute Ltd.	10,900	257,331
Noritake Co. Ltd.	3,400	103,589
NTT Data Corp.	13,800	202,066
Obic Co. Ltd.	1,000	147,107
Oji Holdings Corp.	25,100	101,013
Okamura Corp.	14,200	153,144
Oki Electric Industry Co. Ltd.	19,700	106,156
Olympus Corp.	8,800	156,865
Ono Pharmaceutical Co. Ltd.	10,100	235,995
Open House Group Co. Ltd.	2,900	105,938
Oracle Corp.	3,400	219,546
Osaka Gas Co. Ltd.	10,400	167,888
Otsuka Corp.(a)	3,200	100,769
Otsuka Holdings Co. Ltd.	10,900	355,637
Panasonic Holdings Corp.	52,100	438,494
Penta-Ocean Construction Co. Ltd.	18,900	88,523
Pola Orbis Holdings, Inc.(a)	9,300	131,100
Recruit Holdings Co. Ltd.	9,200	291,246
Resona Holdings, Inc.	76,600	419,850
Ricoh Co. Ltd.	10,700	81,662
Rohm Co. Ltd.	1,200	86,672
San-In Godo Bank Ltd.	12,200	71,844
Sankyo Co. Ltd.	2,000	81,549
Santen Pharmaceutical Co. Ltd.	12,300	100,119
Sanwa Holdings Corp.	14,000	129,554
SBI Holdings, Inc.	18,000	343,370
SCREEN Holdings Co. Ltd.	1,700	109,000
SCSK Corp.	9,500	144,071
Secom Co. Ltd.	4,500	257,255
Sega Sammy Holdings, Inc.	11,100	168,000
Seiko Epson Corp.	11,300	164,946
Sekisui Chemical Co. Ltd.	14,700	205,552
Sekisui House Ltd.	27,300	482,811
Senko Group Holdings Co. Ltd.	13,000	95,077
Seria Co. Ltd.	7,900	171,777
Seven & I Holdings Co. Ltd.	13,800	591,974
SG Holdings Co. Ltd.	12,800	177,529
Sharp Corp.(a)	20,500	146,823
Shibusawa Warehouse Co. Ltd.	10,400	163,868
Shiga Bank Ltd.	5,400	108,250
Shimamura Co. Ltd.	1,900	188,639
Shimano, Inc.(a)	1,300	206,116
Shin-Etsu Chemical Co. Ltd.	9,900	1,217,382
Shionogi & Co. Ltd.	7,000	349,403
Shiseido Co. Ltd.(a)	4,100	201,077
Showa Denko KK(a)	5,300	81,140
SMC Corp.(a)	800	336,989
Sodick Co. Ltd.	21,600	116,067
SoftBank Corp.	317,500	3,580,583
Sojitz Corp.	13,900	264,737
Sompo Holdings, Inc.	15,700	697,275
Square Enix Holdings Co. Ltd.	2,600	120,793
St. Marc Holdings Co. Ltd.	14,300	183,160
Stanley Electric Co. Ltd.	4,100	78,585
Starts Corp., Inc.	6,000	118,868
Subaru Corp.	15,900	244,323
SUMCO Corp.(a)	8,200	109,192
Sumitomo Bakelite Co. Ltd.	1,300	38,573
Sumitomo Chemical Co. Ltd.	72,200	259,372
Sumitomo Corp.	78,800	1,311,492
Sumitomo Electric Industries Ltd.	23,500	267,958
Sumitomo Forestry Co. Ltd.(a)	13,200	233,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Sumitomo Heavy Industries Ltd.(a)	10,500	$210,406
Sumitomo Metal Mining Co. Ltd.	14,400	509,776
Sumitomo Mitsui Financial Group, Inc.	53,900	2,163,435
Sumitomo Mitsui Trust Holdings, Inc.	10,907	379,259
Sumitomo Realty & Development Co. Ltd.	8,300	196,327
Sumitomo Rubber Industries Ltd.(a)	6,700	58,497
Sun Frontier Fudousan Co. Ltd.	19,000	158,543
Sundrug Co. Ltd.	4,800	142,423
Suntory Beverage & Food Ltd.	6,000	204,631
Suzuki Motor Corp.	10,600	343,117
T&D Holdings, Inc.	22,600	325,781
Taiheiyo Cement Corp.	5,400	84,185
Taisei Corp.	7,100	228,694
Taiyo Yuden Co. Ltd.	3,100	89,984
Takara Holdings, Inc.	19,200	152,063
Takara Standard Co. Ltd.	13,800	144,647
Takashimaya Co. Ltd.(a)	18,300	255,613
Takeda Pharmaceutical Co. Ltd.	54,200	1,688,705
TDK Corp.	6,400	210,269
Teijin Ltd.	6,600	64,427
Terumo Corp.	7,300	207,252
TIS, Inc.	5,400	142,423
Tocalo Co. Ltd.	15,300	133,699
Toda Corp.	18,300	98,473
Toho Co. Ltd.(a)	1,900	73,152
Tokio Marine Holdings, Inc.	80,800	1,731,494
Tokuyama Corp.	9,900	134,756
Tokyo Electron Ltd.	5,100	1,502,808
Tokyo Gas Co. Ltd.	11,400	223,343
Tokyo Ohka Kogyo Co. Ltd.(a)	1,200	54,477
Tokyo Seimitsu Co. Ltd.	2,800	90,614
Tokyo Steel Manufacturing Co. Ltd.	5,900	53,435
Tokyo Tatemono Co. Ltd.	1,600	19,390
Tokyu Corp.(a)	8,400	105,871
Tokyu Fudosan Holdings Corp.	19,300	91,859
Toray Industries, Inc.	25,400	141,799
Toshiba Corp.	8,800	306,995
Tosoh Corp.	17,900	212,990
TOTO Ltd.	4,000	136,420
Toyo Seikan Group Holdings Ltd.	14,700	180,707
Toyo Suisan Kaisha Ltd.	2,400	92,766
Toyo Tire Corp.(a)	7,000	79,419
Toyoda Gosei Co. Ltd.	8,800	136,924
Toyota Boshoku Corp.	10,400	139,197
Toyota Motor Corp.	348,450	4,786,582
Toyota Tsusho Corp.	11,600	429,467
TPR Co. Ltd.	13,100	121,126
Transcosmos, Inc.	4,000	98,677
Trend Micro, Inc.(a)	5,200	241,980
Tsumura & Co.	5,400	118,604
Tsuruha Holdings, Inc.	900	69,574
UBE Corp.	7,400	108,691
Ulvac, Inc.	2,300	96,919
Unicharm Corp.	3,200	122,912
USS Co. Ltd.	14,200	225,465
V Technology Co. Ltd.	6,600	125,952
Wacoal Holdings Corp.	5,900	106,065
Wacom Co. Ltd.(a)	12,500	55,326
West Japan Railway Co.	3,000	130,259
Wowow, Inc.	13,700	131,969
Yakult Honsha Co. Ltd.	3,700	240,039
Yamada Holdings Co. Ltd.	26,000	92,023
Yamaguchi Financial Group, Inc.	46,900	306,043
Yamaha Motor Co. Ltd.(a)	13,300	303,407
Yamato Holdings Co. Ltd.	7,300	115,466
Yaskawa Electric Corp.(a)	2,400	76,850
Yokogawa Electric Corp.	10,600	169,108
Yokohama Rubber Co. Ltd.(a)	7,100	110,742
Yondoshi Holdings, Inc.(a)	13,100	173,449
ZOZO, Inc.	5,500	135,890

Total Japan		106,375,152

Netherlands - 2.0%
Aalberts NV	4,282	165,570
Aegon NV(a)	59,129	298,993
ASM International NV	557	140,084
ASML Holding NV	3,029	1,628,634
ASR Nederland NV	11,068	523,876
BE Semiconductor Industries NV	4,670	281,898
CTP NV(b)	11,773	138,715
Euronext NV(a)(b)	2,904	214,347
Heijmans NV, CVA	7,652	82,646
Heineken Holding NV	3,258	250,525
Heineken NV	9,002	844,297
JDE Peet’s NV	8,063	232,513
Koninklijke Ahold Delhaize NV	27,663	792,406
Koninklijke DSM NV	3,191	389,259
Koninklijke KPN NV	238,375	735,232
Koninklijke Vopak NV	6,720	199,021
NN Group NV	14,825	603,767
OCI NV	24,145	861,191
Ordina NV	22,441	92,807
Randstad NV(a)	12,541	762,374
RHI Magnesita NV	3,848	102,944
SBM Offshore NV	13,559	212,142
Signify NV(b)	4,763	159,514
Universal Music Group NV	25,758	618,805
Wolters Kluwer NV	5,196	542,121

Total Netherlands		10,873,681

Norway - 2.1%
AF Gruppen ASA	15,826	231,020
Aker ASA, Class A	3,197	233,503
Aker BP ASA	30,033	927,118
Atea ASA*	7,484	86,608
Austevoll Seafood ASA	14,930	134,053
DNB Bank ASA	85,262	1,682,996
Entra ASA(b)	14,290	153,475
Equinor ASA	82,887	2,960,070
Gjensidige Forsikring ASA	26,325	513,619
Kid ASA(b)	13,605	99,990
Leroy Seafood Group ASA	29,873	167,241
Mowi ASA	15,993	271,447
MPC Container Ships ASA*	68,729	113,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Norsk Hydro ASA	75,841	$564,477
Orkla ASA	22,904	164,939
Salmar ASA	4,647	181,521
Selvaag Bolig ASA	27,180	88,429
SpareBank 1 Nord Norge	15,397	150,047
SpareBank 1 SR-Bank ASA	12,464	152,716
Storebrand ASA	17,018	147,532
Telenor ASA	157,082	1,460,635
Veidekke ASA	13,189	129,601
Wallenius Wilhelmsen ASA	11,404	112,350
Yara International ASA	13,163	575,372

Total Norway		11,302,133

Peru - 0.0%
Hochschild Mining PLC	34,520	29,171

Portugal - 0.4%
EDP - Energias de Portugal SA	140,529	698,305
Galp Energia SGPS SA	34,828	468,716
Jeronimo Martins SGPS SA	23,030	495,999
Navigator Co. SA	33,379	123,044
NOS SGPS SA	27,609	111,498
REN - Redes Energeticas Nacionais SGPS SA	70,040	188,370
Sonae SGPS SA	78,469	78,303

Total Portugal		2,164,235

Singapore - 3.0%
BOC Aviation Ltd.(b)	20,000	166,945
Bukit Sembawang Estates Ltd.(a)	89,100	305,592
CapitaLand Ascendas REIT	217,700	444,749
CapitaLand Ascott Trust	165,200	129,332
CapitaLand Integrated Commercial Trust	371,900	565,670
CapitaLand Investment Ltd.	198,600	547,882
City Developments Ltd.	27,400	168,135
ComfortDelGro Corp. Ltd.	85,100	78,044
DBS Group Holdings Ltd.	118,476	2,996,351
Frasers Centrepoint Trust	42,700	66,858
Frasers Logistics & Commercial Trust	297,400	257,220
Genting Singapore Ltd.(a)	359,200	255,768
Jardine Cycle & Carriage Ltd.(a)	18,155	387,141
Jiutian Chemical Group Ltd.	1,089,700	65,811
Kenon Holdings Ltd.	4,794	158,419
Keppel Corp. Ltd.	71,000	384,327
Keppel DC REIT(a)	90,600	119,566
Keppel Infrastructure Trust(a)	395,800	159,359
Keppel REIT	211,200	143,299
Mapletree Industrial Trust	149,800	247,954
Mapletree Logistics Trust(a)	156,900	186,006
Mapletree Pan Asia Commercial Trust	172,500	214,789
NetLink NBN Trust	390,500	241,660
Olam Group Ltd.	201,300	219,131
OUE Commercial Real Estate Investment Trust	367,000	91,668
Oversea-Chinese Banking Corp. Ltd.	208,895	1,897,063
Parkway Life Real Estate Investment Trust	26,200	73,451
Raffles Medical Group Ltd.	134,500	140,397
Sembcorp Industries Ltd.(a)	114,800	289,311
Sheng Siong Group Ltd.	185,900	228,702
Singapore Exchange Ltd.	64,000	427,080
Singapore Post Ltd.	323,700	125,503
Singapore Technologies Engineering Ltd.	150,500	375,913
Singapore Telecommunications Ltd.	709,300	1,359,157
SPH REIT(a)	200,600	134,611
Suntec Real Estate Investment Trust	163,500	168,230
United Overseas Bank Ltd.	87,301	1,998,315
Venture Corp. Ltd.	10,800	137,375
Wing Tai Holdings Ltd.	117,700	131,636

Total Singapore		16,088,420

Spain - 3.7%
Acciona SA(a)	1,658	304,177
Acerinox SA	16,122	159,020
ACS Actividades de Construccion y Servicios SA(a)	25,825	737,827
Atresmedia Corp. de Medios de Comunicacion SA(a)	33,257	113,295
Banco Bilbao Vizcaya Argentaria SA	255,578	1,536,761
Banco de Sabadell SA	162,967	153,194
Banco Santander SA	473,001	1,414,730
Bankinter SA	38,502	257,560
CaixaBank SA	240,709	943,324
Cia de Distribucion Integral Logista Holdings SA	6,449	162,431
Cie Automotive SA(a)	5,539	142,231
EDP Renovaveis SA	6,260	137,495
Enagas SA(a)	19,530	323,593
Endesa SA	100,111	1,884,184
Faes Farma SA	44,191	165,541
Ferrovial SA	16,693	435,948
Fluidra SA(a)	16,639	257,846
Fomento de Construcciones y Contratas SA(a)	24,619	231,742
Grupo Catalana Occidente SA	7,915	249,617
Iberdrola SA	212,526	2,479,124
Industria de Diseno Textil SA	87,384	2,317,524
Inmobiliaria Colonial Socimi SA	23,305	149,482
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	87,600	96,483
Mapfre SA(a)	212,420	410,336
Merlin Properties Socimi SA	52,928	495,677
Naturgy Energy Group SA	53,191	1,380,032
Red Electrica Corp. SA	23,841	413,724
Repsol SA	60,433	957,782
Sacyr SA(a)	42,641	118,322
Telefonica SA	362,023	1,307,859
Unicaja Banco SA(b)	118,153	130,008
Viscofan SA(a)	2,583	165,954

Total Spain		20,032,823

Sweden - 2.4%
AFRY AB	7,764	127,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Alfa Laval AB	7,099	$205,145
Assa Abloy AB, Class B	15,506	332,904
Atlas Copco AB, Class A	42,043	496,712
Atlas Copco AB, Class B	25,384	270,662
Avanza Bank Holding AB(a)	5,891	126,420
Axfood AB	9,098	249,639
Billerud AB	10,996	134,132
Boliden AB*	9,700	364,233
Castellum AB(a)	17,662	214,005
Dometic Group AB(b)	13,667	88,250
Epiroc AB, Class A	19,973	363,921
EQT AB(a)	10,613	224,697
Essity AB, Class B	15,815	414,822
Evolution AB(b)	1,932	188,277
Fabege AB(a)	13,747	117,027
Hexagon AB, Class B	19,391	202,852
Hexpol AB	14,738	157,147
Husqvarna AB, Class B(a)	27,965	196,248
Industrivarden AB, Class A	5,574	135,612
Industrivarden AB, Class C(a)	4,088	99,262
Investment AB Latour, Class B(a)	8,819	166,824
JM AB	7,604	125,596
Lifco AB, Class B	9,022	150,792
Lindab International AB	1,940	23,721
Loomis AB	4,866	133,565
NCC AB, Class B	10,743	100,269
Nibe Industrier AB, Class B	9,010	83,965
Nordnet AB publ	10,035	145,380
Saab AB, Class B	2,405	94,797
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	40,920	74,225
Sandvik AB	24,134	436,379
Securitas AB, Class B	15,601	130,204
Skandinaviska Enskilda Banken AB, Class A	74,916	862,438
SKF AB, Class B(a)	13,935	212,847
SSAB AB, Class A	30,147	164,746
SSAB AB, Class B	75,134	390,831
Svenska Cellulosa AB SCA, Class B	13,107	165,984
Svenska Handelsbanken AB, Class A	68,209	688,014
Swedbank AB, Class A	68,275	1,161,779
Tele2 AB, Class B	37,251	304,243
Telefonaktiebolaget LM Ericsson, Class B	98,516	575,807
Telia Co. AB	314,234	804,019
Thule Group AB(b)	9,230	192,847
Trelleborg AB, Class B	7,695	177,835
Volvo AB, Class A	13,110	249,253
Volvo AB, Class B	35,234	637,353
Wihlborgs Fastigheter AB	20,540	154,747

Total Sweden		13,117,772

Switzerland - 9.1%
ABB Ltd., Registered Shares	46,047	1,396,540
Baloise Holding AG, Registered Shares	2,965	457,312
Banque Cantonale Vaudoise, Registered Shares	3,870	371,231
BKW AG	1,566	214,115
Cembra Money Bank AG	1,301	108,135
Cie Financiere Richemont SA, Class A, Registered Shares	8,995	1,165,694
Clariant AG, Registered Shares*	4,559	72,189
Coca-Cola HBC AG*	9,025	214,192
DKSH Holding AG	1,733	131,492
EFG International AG*	12,616	120,406
Galenica AG(b)	2,232	182,261
Geberit AG, Registered Shares	908	427,404
Givaudan SA, Registered Shares	131	401,127
Helvetia Holding AG, Registered Shares	3,026	352,575
Holcim AG, Registered Shares*	23,689	1,225,929
Julius Baer Group Ltd.	8,222	478,639
Kuehne + Nagel International AG, Registered Shares	4,007	932,022
Logitech International SA, Registered Shares(a)	3,895	240,217
Lonza Group AG, Registered Shares	523	256,130
Nestle SA, Registered Shares	79,388	9,193,288
Novartis AG, Registered Shares	104,896	9,477,147
OC Oerlikon Corp. AG, Registered Shares	18,001	117,905
Partners Group Holding AG	773	682,432
PSP Swiss Property AG, Registered Shares	1,315	154,213
Roche Holding AG	20,660	6,486,954
Roche Holding AG, Bearer Shares(a)	3,805	1,473,965
Schindler Holding AG, Participation Certificate	1,207	226,867
Schindler Holding AG, Registered Shares	745	134,313
SFS Group AG	1,848	174,773
SGS SA, Registered Shares	312	725,032
SIG Group AG*	6,928	151,260
Sika AG, Registered Shares	1,654	396,338
Sonova Holding AG, Registered Shares	872	206,690
Stadler Rail AG(a)	2,399	85,049
STMicroelectronics NV	8,041	283,155
Straumann Holding AG, Registered Shares	1,105	126,122
Sulzer AG, Registered Shares(a)	2,537	197,432
Swatch Group AG, Bearer Shares	1,429	406,212
Swiss Life Holding AG, Registered Shares	1,456	750,347
Swiss Prime Site AG, Registered Shares	3,830	331,793
Swiss Re AG	17,758	1,659,870
Swisscom AG, Registered Shares	2,865	1,568,752
UBS Group AG, Registered Shares	81,037	1,506,962
VAT Group AG(a)(b)	543	148,368
Vontobel Holding AG, Registered Shares	3,518	233,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Zurich Insurance Group AG	8,223	$3,931,078

Total Switzerland		49,577,015

United Kingdom - 12.6%
Airtel Africa PLC(b)	188,838	253,957
Anglo American PLC	78,178	3,043,616
Ashmore Group PLC	57,271	164,926
Ashtead Group PLC, Class B	6,771	384,436
Associated British Foods PLC	13,670	259,152
Assura PLC	202,380	132,798
AstraZeneca PLC	30,108	4,062,815
Aviva PLC	132,860	707,671
BAE Systems PLC	80,043	824,189
Balfour Beatty PLC	22,135	89,890
Barclays PLC	497,364	948,392
Beazley PLC	11,742	95,976
Bellway PLC	7,405	169,910
Big Yellow Group PLC	11,460	158,117
BP PLC	659,935	3,769,928
British American Tobacco PLC	112,678	4,447,759
British Land Co. PLC	43,694	207,663
Britvic PLC	15,856	148,199
BT Group PLC	440,403	593,597
Bunzl PLC	8,359	277,419
Burberry Group PLC	7,251	177,061
Central Asia Metals PLC	50,405	150,368
Clarkson PLC	2,307	89,774
Close Brothers Group PLC	7,321	92,203
CNH Industrial NV	19,474	311,027
Compass Group PLC	15,106	348,429
Computacenter PLC	4,063	93,398
ConvaTec Group PLC(b)	51,740	144,766
Cranswick PLC	2,873	106,374
Croda International PLC	2,332	185,253
DCC PLC	2,408	118,181
Derwent London PLC	3,341	95,167
Diageo PLC	54,589	2,396,777
Diversified Energy Co. PLC	112,029	156,860
Drax Group PLC	19,057	161,153
DS Smith PLC	31,907	123,395
Dunelm Group PLC	8,929	105,151
Fresnillo PLC	16,351	177,372
Games Workshop Group PLC	848	87,368
Genus PLC	176	6,317
Harbour Energy PLC	35,902	131,460
Hargreaves Lansdown PLC	17,580	181,061
Howden Joinery Group PLC	19,649	132,739
HSBC Holdings PLC	1,165,260	7,228,524
IMI PLC	9,418	145,916
Imperial Brands PLC	76,244	1,899,396
Inchcape PLC	12,942	127,657
InterContinental Hotels Group PLC	3,791	216,336
Intertek Group PLC	3,521	170,857
Investec PLC	28,338	174,325
ITV PLC	220,432	199,293
J. Sainsbury PLC	95,140	249,144
Kingfisher PLC	64,861	184,208
Land Securities Group PLC	33,804	252,679
Legal & General Group PLC	325,536	977,011
Liontrust Asset Management PLC	9,121	122,883
Lloyds Banking Group PLC	2,407,463	1,315,046
London Stock Exchange Group PLC	4,559	391,340
Londonmetric Property PLC	65,653	136,072
Micro Focus International PLC	18,930	120,549
Mondi PLC	15,031	254,849
Morgan Sindall Group PLC	4,936	90,844
National Grid PLC	216,058	2,592,205
Next PLC	3,502	244,581
OSB Group PLC	30,849	178,045
Pagegroup PLC	26,155	145,102
Pan African Resources PLC(a)	410,712	81,715
Pearson PLC	16,722	188,919
Prudential PLC	37,135	503,651
QinetiQ Group PLC	29,947	128,603
Quilter PLC(b)	66,055	73,832
Reckitt Benckiser Group PLC	23,015	1,592,981
Redde Northgate PLC	37,720	186,938
Redrow PLC	13,988	76,357
RELX PLC	49,364	1,358,614
Rentokil Initial PLC	15,839	96,788
Rightmove PLC	7,909	48,653
RS Group PLC	10,086	108,646
RWS Holdings PLC	19,703	89,020
Safestore Holdings PLC	7,965	90,541
Sage Group PLC	29,090	260,903
Savills PLC	8,988	89,250
Schroders PLC	62,100	325,693
Segro PLC	28,140	258,476
Serco Group PLC	59,218	110,697
Severn Trent PLC	9,442	301,095
Shell PLC	313,738	8,778,221
Smith & Nephew PLC	21,539	287,463
Smiths Group PLC	14,851	285,560
Spectris PLC	3,907	141,086
Spirax-Sarco Engineering PLC	649	82,869
Spirent Communications PLC	41,933	131,248
SSE PLC	45,033	927,394
St. James’s Place PLC	18,268	240,622
Standard Chartered PLC	49,526	370,794
Tate & Lyle PLC	16,053	137,334
TBC Bank Group PLC	5,025	137,212
Telecom Plus PLC	3,320	87,660
Tesco PLC	249,568	673,061
TP ICAP Group PLC	30,246	63,488
Travis Perkins PLC(a)	31,815	340,376
Tritax Big Box REIT PLC	78,330	130,593
Unilever PLC	74,220	3,733,659
Unite Group PLC	15,473	169,374
United Utilities Group PLC	26,805	319,664
Vesuvius PLC	20,937	101,798
Victrex PLC	3,809	73,172
Vodafone Group PLC	1,633,749	1,655,516
Weir Group PLC	2,865	57,519
Wincanton PLC	19,462	78,895
Workspace Group PLC	21,039	112,519

Total United Kingdom		68,817,395

United States - 1.1%
GSK PLC	191,956	3,319,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2022

Investments	Shares	Value
Stellantis NV	171,190	$2,423,365

Total United States		5,742,841

TOTAL COMMON STOCKS (Cost: $490,588,877)		541,823,989

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%

United States - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $21,271,205)	21,271,205	21,271,205

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $511,860,082)		563,095,194
Other Assets less Liabilities - (3.4)%		(18,589,724)

NET ASSETS - 100.0%		$544,505,470

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $35,810,122. The Fund also had securities on loan having a total market value of $170,504 that were sold and pending settlement. The total market value of the collateral held by the Fund was $37,934,583. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,663,378.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	1/4/2023	181,163	USD	150,000	GBP	$727	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$541,823,989	$—	$—	$541,823,989
Investment of Cash Collateral for Securities Loaned	—	21,271,205	—	21,271,205

Total Investments in Securities	$541,823,989	$21,271,205	$—	$563,095,194

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$727	$—	$727

Total - Net	$541,823,989	$21,271,932	$—	$563,095,921

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 100.1%

Australia - 5.8%
Altium Ltd.	32,687	$777,607
Alumina Ltd.(a)	3,272,893	3,373,659
ARB Corp. Ltd.(a)	5,413	94,230
Aristocrat Leisure Ltd.	106,709	2,208,571
AUB Group Ltd.	37,866	578,544
Beach Energy Ltd.	10,344	11,189
Breville Group Ltd.(a)	97,428	1,212,399
Cochlear Ltd.	15,365	2,126,884
Coles Group Ltd.	428,922	4,863,404
Computershare Ltd.	164,203	2,917,482
CSL Ltd.	64,452	12,577,450
Goodman Group	495,232	5,830,210
IDP Education Ltd.	58,770	1,083,256
Netwealth Group Ltd.	7,998	65,629
Northern Star Resources Ltd.	375,852	2,780,785
OZ Minerals Ltd.	50,133	948,536
Pinnacle Investment Management Group Ltd.(a)	171,075	1,012,807
Pro Medicus Ltd.(a)	270	10,118
REA Group Ltd.(a)	6,704	503,732
Seven Group Holdings Ltd.(a)	144,901	2,060,609
Technology One Ltd.	97,698	870,576
Washington H Soul Pattinson & Co. Ltd.	129,820	2,435,115
Wesfarmers Ltd.	627,672	19,541,856
WiseTech Global Ltd.	6,397	220,160

Total Australia		68,104,808

Austria - 0.4%
Oesterreichische Post AG	66,331	2,081,277
Verbund AG	28,001	2,350,381

Total Austria		4,431,658

Belgium - 0.6%
Etablissements Franz Colruyt NV(a)	62,600	1,423,049
UCB SA	33,832	2,656,045
VGP NV(a)	33,590	2,789,045

Total Belgium		6,868,139

China - 0.5%
Prosus NV*	90,364	6,215,618

Denmark - 4.3%
Alm Brand A/S	323,951	523,038
Chemometec A/S*	48	4,757
Chr Hansen Holding A/S	21,186	1,519,356
Coloplast A/S, Class B	42,864	4,995,166
Novo Nordisk A/S, Class B	267,767	36,046,333
Novozymes A/S, Class B	33,025	1,667,874
Pandora A/S	61,383	4,299,898
Royal Unibrew A/S	11,384	809,216
SimCorp A/S	420	28,824

Total Denmark		49,894,462

Finland - 2.3%
Kone Oyj, Class B	262,786	13,546,133
Konecranes Oyj	69,038	2,119,059
Neste Oyj	169,386	7,777,032
Valmet Oyj	127,941	3,435,471

Total Finland		26,877,695

France - 13.0%
Bollore SE	560,257	3,121,215
Capgemini SE	30,956	5,152,241
Carrefour SA	263,720	4,401,957
Gaztransport Et Technigaz SA	9,718	1,035,079
Hermes International	8,485	13,085,360
Kering SA	35,438	17,983,975
L’Oreal SA	91,101	32,435,094
La Francaise des Jeux SAEM(b)	40,697	1,632,244
LVMH Moet Hennessy Louis Vuitton SE	90,396	65,593,412
Sartorius Stedim Biotech	4,377	1,413,084
Teleperformance	2,120	503,874
Verallia SA(b)	60,887	2,058,618
Vivendi SE	448,679	4,268,491

Total France		152,684,644

Germany - 4.5%
adidas AG	73,553	10,005,534
Bechtle AG	28,919	1,020,357
Carl Zeiss Meditec AG, Bearer Shares	9,267	1,166,055
CompuGroup Medical SE & Co. KGaA	12,528	481,071
Fielmann AG	24,359	962,414
Nemetschek SE	15,093	768,190
Puma SE	44,525	2,694,343
Rheinmetall AG	11,804	2,343,823
SAP SE	304,827	31,358,219
Stroeer SE & Co. KGaA(a)	46,455	2,159,665
VERBIO Vereinigte BioEnergie AG	1,871	121,007

Total Germany		53,080,678

Hong Kong - 3.7%
CLP Holdings Ltd.	1,820,000	13,279,906
Hong Kong Exchanges & Clearing Ltd.	582,900	25,183,234
Techtronic Industries Co. Ltd.	483,000	5,390,079

Total Hong Kong		43,853,219

Indonesia - 0.1%
Nickel Industries Ltd.	2,405,363	1,582,261

Ireland - 0.2%
Kerry Group PLC, Class A	22,017	1,979,441

Israel - 0.3%
Hilan Ltd.	7,461	368,768
Matrix IT Ltd.	29,701	619,862
Maytronics Ltd.	9,585	95,076
One Software Technologies Ltd.	33,275	461,333
Strauss Group Ltd.	51,963	1,373,849

Total Israel		2,918,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2022

Investments	Shares	Value
Italy - 2.6%
Amplifon SpA(a)	8,408	$249,641
Azimut Holding SpA	163,805	3,659,000
Banca Generali SpA*(a)	99,411	3,401,449
Banca Mediolanum SpA	572,775	4,766,869
Carel Industries SpA(b)	150	3,762
Davide Campari-Milano NV	174,452	1,765,767
De’ Longhi SpA(a)	25,791	577,484
Ferrari NV	18,603	3,974,779
FinecoBank Banca Fineco SpA	230,903	3,824,611
Italgas SpA	527,824	2,923,630
Moncler SpA	23,049	1,217,652
RAI Way SpA(b)	233,667	1,349,151
Recordati Industria Chimica e Farmaceutica SpA	53,639	2,218,290
Reply SpA	3,152	359,945
Technogym SpA(b)	54,472	415,667

Total Italy		30,707,697

Japan - 8.4%
Anritsu Corp.	5,900	57,325
Asahi Holdings, Inc.	7,400	107,962
Astellas Pharma, Inc.	543,100	8,258,973
AZ-COM MARUWA Holdings, Inc.	600	7,162
BayCurrent Consulting, Inc.	3,000	93,562
Benefit One, Inc.	4,100	60,065
BIPROGY, Inc.	45,300	1,148,422
Capcom Co. Ltd.	58,300	1,860,192
Casio Computer Co. Ltd.(a)	200,800	2,043,840
CyberAgent, Inc.	139,500	1,234,878
Daifuku Co. Ltd.	30,900	1,447,285
Daito Trust Construction Co. Ltd.	28,300	2,904,104
Daiwabo Holdings Co. Ltd.	56,100	827,395
eRex Co. Ltd.(a)	4,700	77,369
Fancl Corp.(a)	33,500	682,466
Food & Life Cos. Ltd.	1,200	23,628
Fujimi, Inc.	5,500	260,525
Fujitsu Ltd.	40,200	5,366,804
Future Corp.(a)	9,400	117,335
Goldwin, Inc.	4,400	318,466
Hoya Corp.	34,100	3,283,493
Information Services International-Dentsu Ltd.	15,400	458,108
Japan Material Co. Ltd.	28,000	453,492
Justsystems Corp.	19,000	405,646
Kakaku.com, Inc.(a)	46,091	737,763
Kao Corp.(a)	163,800	6,523,696
Katitas Co. Ltd.	20,700	473,788
Keyence Corp.	13,700	5,338,997
Kobe Bussan Co. Ltd.	18,800	540,013
Koei Tecmo Holdings Co. Ltd.(a)	55,100	998,895
Kose Corp.	8,000	874,304
M3, Inc.	8,300	225,074
Meitec Corp.	42,500	771,761
MIRAIT ONE Corp.	99,600	1,147,387
MonotaRO Co. Ltd.	9,700	136,518
Murata Manufacturing Co. Ltd.	207,700	10,370,439
NEC Networks & System Integration Corp.	78,200	979,093
NET One Systems Co. Ltd.	36,500	948,842
Nexon Co. Ltd.	58,900	1,322,231
Nextage Co. Ltd.	600	11,550
Nifco, Inc.	39,400	925,689
Nihon M&A Center Holdings, Inc.	38,800	479,027
Nippon Gas Co. Ltd.	52,400	826,835
Nippon Shinyaku Co. Ltd.	3,500	198,416
Nissan Chemical Corp.	48,668	2,131,957
Nomura Research Institute Ltd.	32,300	762,549
NSD Co. Ltd.	27,200	470,839
Obic Co. Ltd.	13,900	2,044,784
Open House Group Co. Ltd.	51,000	1,863,049
Oracle Corp.	39,400	2,544,151
Osaka Gas Co. Ltd.	160,100	2,584,509
Persol Holdings Co. Ltd.	61,900	1,326,713
Recruit Holdings Co. Ltd.	117,100	3,707,050
Relo Group, Inc.	37,400	602,051
Sega Sammy Holdings, Inc.	79,700	1,206,267
Seria Co. Ltd.	8,200	178,300
Shinko Electric Industries Co. Ltd.(a)	38,400	986,593
SUMCO Corp.(a)	184,900	2,462,157
Systena Corp.	17,900	55,757
Taiheiyo Cement Corp.	73,500	1,145,853
Taiyo Yuden Co. Ltd.	5,100	148,039
TechnoPro Holdings, Inc.	44,400	1,186,176
Terumo Corp.	65,400	1,856,746
TIS, Inc.	35,700	941,574
Unicharm Corp.	67,000	2,573,466
West Holdings Corp.(a)	2,000	66,543
Workman Co. Ltd.(a)	8,200	335,594
ZOZO, Inc.	100,300	2,478,139

Total Japan		98,987,671

Netherlands - 5.2%
ASM International NV	4,944	1,243,403
ASML Holding NV	49,728	26,737,767
BE Semiconductor Industries NV	64,560	3,897,076
Corbion NV	24,220	823,025
Koninklijke KPN NV	2,780,347	8,575,567
SBM Offshore NV	169,032	2,644,654
Universal Music Group NV	504,823	12,127,760
Wolters Kluwer NV	49,894	5,205,656

Total Netherlands		61,254,908

Norway - 0.6%
Kongsberg Gruppen ASA	19,739	832,761
Leroy Seafood Group ASA	403,790	2,260,585
Salmar ASA	88,918	3,473,317
TOMRA Systems ASA	11,564	194,396

Total Norway		6,761,059

Portugal - 0.5%
Jeronimo Martins SGPS SA	247,096	5,321,730

Singapore - 1.2%
BOC Aviation Ltd.(b)	329,600	2,751,259
Kenon Holdings Ltd.	77,073	2,546,893
Singapore Exchange Ltd.	347,400	2,318,245
Singapore Technologies Engineering Ltd.	2,293,800	5,729,369
StarHub Ltd.	1,058,100	820,477

Total Singapore		14,166,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2022

Investments	Shares	Value
Spain - 3.4%
Cie Automotive SA	31,795	$816,433
Industria de Diseno Textil SA	1,432,421	37,989,453
Laboratorios Farmaceuticos Rovi SA	250	9,621
Viscofan SA	14,346	921,708

Total Spain		39,737,215

Sweden - 5.7%
AAK AB	62,182	1,061,382
AddTech AB, Class B	73,643	1,050,983
Alfa Laval AB	134,948	3,899,692
Assa Abloy AB, Class B	155,746	3,343,767
Atlas Copco AB, Class A	748,775	8,846,317
Atlas Copco AB, Class B	257,387	2,744,440
Avanza Bank Holding AB(a)	100,363	2,153,766
Beijer Ref AB(a)	32,364	456,907
Bilia AB, Class A	63,338	694,806
Elekta AB, Class B	239,704	1,444,735
Epiroc AB, Class A	54,859	999,566
Epiroc AB, Class B	188,689	3,036,011
Essity AB, Class B	243,501	6,386,950
Evolution AB(b)	45,239	4,408,626
HMS Networks AB	72	2,347
Husqvarna AB, Class B(a)	104,262	731,670
Instalco AB	606	2,305
Investment AB Latour, Class B	160,618	3,038,323
Lagercrantz Group AB, Class B	14,608	144,825
Loomis AB	35,336	969,922
Nibe Industrier AB, Class B	55,829	520,274
Nolato AB, Class B	25,055	131,413
Nordnet AB publ	27,365	396,444
Paradox Interactive AB	438	8,920
Sagax AB, Class B	60,359	1,370,018
Sandvik AB	332,101	6,004,878
Securitas AB, Class B	314,601	2,625,625
Telefonaktiebolaget LM Ericsson, Class B	1,702,696	9,951,935

Total Sweden		66,426,847

Switzerland - 18.6%
ABB Ltd., Registered Shares	706,894	21,439,090
Coca-Cola HBC AG*	72,961	1,731,600
Comet Holding AG, Registered Shares	4,564	965,879
Geberit AG, Registered Shares	14,506	6,828,105
Givaudan SA, Registered Shares	2,379	7,284,595
Logitech International SA, Registered Shares(a)	45,191	2,787,071
Lonza Group AG, Registered Shares	4,659	2,281,661
Nestle SA, Registered Shares	422,420	48,917,076
Novartis AG, Registered Shares	579,971	52,399,239
Partners Group Holding AG	11,690	10,320,355
Roche Holding AG	109,650	34,428,583
Roche Holding AG, Bearer Shares	17,386	6,734,914
Schindler Holding AG, Participation Certificate	10,253	1,927,147
Schindler Holding AG, Registered Shares	10,388	1,872,804
SGS SA, Registered Shares	3,240	7,529,183
Sika AG, Registered Shares	24,557	5,884,443
Sonova Holding AG, Registered Shares	3,435	814,198
Stadler Rail AG(a)	39,854	1,412,896
Straumann Holding AG, Registered Shares	4,297	490,449
Sulzer AG, Registered Shares(a)	24,614	1,915,486
Temenos AG, Registered Shares	2,465	135,186

Total Switzerland		218,099,960

United Kingdom - 14.1%
Airtel Africa PLC(b)	1,775,456	2,387,709
AJ Bell PLC	170,454	734,450
Ashtead Group PLC, Class B	94,527	5,366,950
Auto Trader Group PLC(b)	148,935	923,718
Burberry Group PLC	89,889	2,194,989
Compass Group PLC	324,673	7,488,783
Diageo PLC	483,992	21,250,088
Drax Group PLC	221,587	1,873,826
EMIS Group PLC	306	6,891
Fevertree Drinks PLC(a)	558	6,920
Fresnillo PLC	307,875	3,339,753
Games Workshop Group PLC	23,449	2,415,914
Gamma Communications PLC	18,331	238,585
Greggs PLC(a)	48,803	1,377,223
Halma PLC	47,679	1,132,150
Hargreaves Lansdown PLC	318,094	3,276,124
IMI PLC	87,748	1,359,511
Imperial Brands PLC	757,637	18,874,304
Intertek Group PLC	28,968	1,405,672
Kainos Group PLC	35,739	663,343
RELX PLC	543,350	14,954,275
Rentokil Initial PLC	400,662	2,448,339
Rightmove PLC	25,103	154,424
Rotork PLC	291,382	1,074,644
RS Group PLC	25,175	271,184
Sage Group PLC	351,261	3,150,399
Smith & Nephew PLC	354,578	4,732,262
Spectris PLC	41,305	1,491,568
Spirax-Sarco Engineering PLC	13,104	1,673,222
Tate & Lyle PLC(a)	179,457	1,535,260
Unilever PLC	1,125,591	56,623,189
Victrex PLC	32,380	622,030

Total United Kingdom		165,047,699

United States - 4.1%
GSK PLC	2,789,388	48,236,598

TOTAL COMMON STOCKS (Cost: $1,036,088,950)		1,173,239,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2022

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $868,179)	30,222	$925,095

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d) (Cost: $12,105,682)	12,105,682	12,105,682

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $1,049,062,811)		1,186,269,915
Other Assets less Liabilities - (1.2)%		(14,026,765)

NET ASSETS - 100.0%		$1,172,243,150

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,576,932. The Fund also had securities on loan having a total market value of $164,522 that were sold and pending settlement. The total market value of the collateral held by the Fund was $27,083,400. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,977,718.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,121,046	$—	$15,247	$795	$(181,499)	$925,095	$29,006

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/5/2023	26,995,349	AUD	18,307,922	USD	$—	$(278)
Bank of America NA	1/5/2023	50,777,556	CHF	54,889,967	USD	—	(1,297)
Bank of America NA	1/5/2023	82,210,356	DKK	11,800,861	USD	—	(1,407)
Bank of America NA	1/5/2023	92,776,239	EUR	99,030,935	USD	—	(8,489)
Bank of America NA	1/5/2023	45,218,177	GBP	54,395,522	USD	—	(1,118)
Bank of America NA	1/5/2023	5,242,559	ILS	1,485,883	USD	—	(62)
Bank of America NA	1/5/2023	14,554,688	NOK	1,477,642	USD	—	(95)
Bank of America NA	1/5/2023	183,024,295	SEK	17,568,006	USD	—	(1,380)
Bank of America NA	1/6/2023	3,439,888,428	JPY	26,075,327	USD	—	(1,162)
Bank of America NA	2/3/2023	17,261,064	USD	25,422,388	AUD	87	—
Bank of America NA	2/3/2023	54,117,612	USD	49,910,184	CHF	—	(740)
Bank of America NA	2/3/2023	98,132,005	USD	91,748,425	EUR	18,425	—
Bank of America NA	2/3/2023	11,664,681	USD	90,987,405	HKD	—	(26)
Bank of America NA	2/3/2023	1,371,155	USD	4,832,286	ILS	4	—
Bank of America NA	2/3/2023	24,778,043	USD	3,256,905,261	JPY	269	—
Bank of America NA	2/3/2023	17,240,819	USD	179,312,207	SEK	2,516	—
Bank of America NA	2/3/2023	2,434,172	USD	3,262,399	SGD	440	—
Goldman Sachs	1/5/2023	26,995,429	AUD	18,307,922	USD	—	(224)
Goldman Sachs	1/5/2023	50,778,214	CHF	54,889,967	USD	—	(585)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2022

Goldman Sachs	1/5/2023	92,776,848	EUR	99,030,935	USD	—	(7,840)
Goldman Sachs	1/5/2023	45,218,364	GBP	54,395,521	USD	—	(891)
Goldman Sachs	1/5/2023	86,841,317	HKD	11,126,330	USD	478	—
Goldman Sachs	1/5/2023	14,555,378	NOK	1,477,643	USD	—	(26)
Goldman Sachs	1/5/2023	183,021,680	SEK	17,568,008	USD	—	(1,632)
Goldman Sachs	1/5/2023	3,349,436	SGD	2,497,553	USD	—	(134)
Goldman Sachs	1/6/2023	3,439,953,616	JPY	26,075,327	USD	—	(668)
Goldman Sachs	2/3/2023	17,261,065	USD	25,422,951	AUD	—	(295)
Goldman Sachs	2/3/2023	54,117,613	USD	49,911,376	CHF	—	(2,031)
Goldman Sachs	2/3/2023	12,379,518	USD	86,047,319	DKK	2,523	—
Goldman Sachs	2/3/2023	11,664,681	USD	90,990,671	HKD	—	(445)
Goldman Sachs	2/3/2023	1,371,154	USD	4,831,350	ILS	269	—
Goldman Sachs	2/3/2023	1,631,157	USD	16,047,489	NOK	201	—
Goldman Sachs	2/3/2023	17,240,819	USD	179,307,897	SEK	2,930	—
Goldman Sachs	2/3/2023	2,434,174	USD	3,262,857	SGD	101	—
JP Morgan Chase Bank NA	1/3/2023	1,110,930	HKD	142,531	USD	—	(194)
JP Morgan Chase Bank NA	1/4/2023	1,783,725	HKD	228,535	USD	2	—
JP Morgan Chase Bank NA	1/5/2023	10,086,454	AUD	6,790,443	USD	49,965	—
JP Morgan Chase Bank NA	1/5/2023	1,823,068	AUD	1,227,333	USD	9,031	—
JP Morgan Chase Bank NA	1/5/2023	26,995,509	AUD	18,307,922	USD	—	(170)
JP Morgan Chase Bank NA	1/5/2023	3,442,774	CHF	3,679,734	USD	41,778	—
JP Morgan Chase Bank NA	1/5/2023	19,047,768	CHF	20,358,793	USD	231,144	—
JP Morgan Chase Bank NA	1/5/2023	50,778,050	CHF	54,889,967	USD	—	(763)
JP Morgan Chase Bank NA	1/5/2023	5,587,759	DKK	791,111	USD	10,886	—
JP Morgan Chase Bank NA	1/5/2023	30,915,266	DKK	4,376,962	USD	60,231	—
JP Morgan Chase Bank NA	1/5/2023	82,208,128	DKK	11,800,863	USD	—	(1,729)
JP Morgan Chase Bank NA	1/5/2023	82,212,813	DKK	11,800,863	USD	—	(1,057)
JP Morgan Chase Bank NA	1/5/2023	34,883,208	EUR	36,730,762	USD	500,975	—
JP Morgan Chase Bank NA	1/5/2023	6,304,938	EUR	6,638,873	USD	90,548	—
JP Morgan Chase Bank NA	1/5/2023	92,776,326	EUR	99,030,935	USD	—	(8,397)
JP Morgan Chase Bank NA	1/5/2023	16,526,730	GBP	20,175,402	USD	—	(294,865)
JP Morgan Chase Bank NA	1/5/2023	2,987,111	GBP	3,646,587	USD	—	(53,295)
JP Morgan Chase Bank NA	1/5/2023	45,218,589	GBP	54,395,521	USD	—	(620)
JP Morgan Chase Bank NA	1/5/2023	5,810,172	HKD	745,891	USD	—	(1,445)
JP Morgan Chase Bank NA	1/5/2023	32,145,827	HKD	4,126,777	USD	—	(7,995)
JP Morgan Chase Bank NA	1/5/2023	86,838,210	HKD	11,126,331	USD	79	—
JP Morgan Chase Bank NA	1/5/2023	86,838,769	HKD	11,126,330	USD	151	—
JP Morgan Chase Bank NA	1/5/2023	1,889,596	ILS	551,117	USD	—	(15,577)
JP Morgan Chase Bank NA	1/5/2023	341,533	ILS	99,611	USD	—	(2,815)
JP Morgan Chase Bank NA	1/5/2023	5,242,147	ILS	1,485,884	USD	—	(180)
JP Morgan Chase Bank NA	1/5/2023	5,242,606	ILS	1,485,884	USD	—	(50)
JP Morgan Chase Bank NA	1/5/2023	990,570	NOK	99,059	USD	1,501	—
JP Morgan Chase Bank NA	1/5/2023	5,480,500	NOK	548,061	USD	8,302	—
JP Morgan Chase Bank NA	1/5/2023	14,554,843	NOK	1,477,643	USD	—	(80)
JP Morgan Chase Bank NA	1/5/2023	67,326,679	SEK	6,516,008	USD	—	(54,010)
JP Morgan Chase Bank NA	1/5/2023	12,168,910	SEK	1,177,731	USD	—	(9,762)
JP Morgan Chase Bank NA	1/5/2023	183,023,279	SEK	17,568,008	USD	—	(1,479)
JP Morgan Chase Bank NA	1/5/2023	226,919	SGD	167,432	USD	1,764	—
JP Morgan Chase Bank NA	1/5/2023	1,255,468	SGD	926,347	USD	9,760	—
JP Morgan Chase Bank NA	1/5/2023	3,348,718	SGD	2,497,552	USD	—	(668)
JP Morgan Chase Bank NA	1/5/2023	3,349,473	SGD	2,497,553	USD	—	(106)
JP Morgan Chase Bank NA	1/5/2023	20,250,999	USD	30,193,106	AUD	—	(225,292)
JP Morgan Chase Bank NA	1/5/2023	20,250,999	USD	30,193,016	AUD	—	(225,231)
JP Morgan Chase Bank NA	1/5/2023	20,250,999	USD	30,192,475	AUD	—	(224,865)
JP Morgan Chase Bank NA	1/5/2023	20,251,000	USD	30,192,252	AUD	—	(224,712)
JP Morgan Chase Bank NA	1/5/2023	245,467	USD	362,796	AUD	—	(573)
JP Morgan Chase Bank NA	1/5/2023	60,715,612	USD	57,580,197	CHF	—	(1,526,463)
JP Morgan Chase Bank NA	1/5/2023	60,715,612	USD	57,579,651	CHF	—	(1,525,873)
JP Morgan Chase Bank NA	1/5/2023	60,715,612	USD	57,579,043	CHF	—	(1,525,216)
JP Morgan Chase Bank NA	1/5/2023	60,715,612	USD	57,580,197	CHF	—	(1,526,463)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2022

JP Morgan Chase Bank NA	1/5/2023	735,947	USD	679,510	CHF	1,421	—
JP Morgan Chase Bank NA	1/5/2023	13,053,325	USD	94,011,717	DKK	—	(439,950)
JP Morgan Chase Bank NA	1/5/2023	13,053,325	USD	94,001,836	DKK	—	(438,531)
JP Morgan Chase Bank NA	1/5/2023	13,053,325	USD	94,007,828	DKK	—	(439,391)
JP Morgan Chase Bank NA	1/5/2023	13,053,326	USD	94,005,511	DKK	—	(439,058)
JP Morgan Chase Bank NA	1/5/2023	158,222	USD	1,102,942	DKK	—	(81)
JP Morgan Chase Bank NA	1/5/2023	109,541,400	USD	106,071,278	EUR	—	(3,671,179)
JP Morgan Chase Bank NA	1/5/2023	109,541,400	USD	106,073,127	EUR	—	(3,673,153)
JP Morgan Chase Bank NA	1/5/2023	109,541,400	USD	106,071,381	EUR	—	(3,671,289)
JP Morgan Chase Bank NA	1/5/2023	109,541,400	USD	106,071,792	EUR	—	(3,671,728)
JP Morgan Chase Bank NA	1/5/2023	1,327,775	USD	1,244,666	EUR	—	(689)
JP Morgan Chase Bank NA	1/5/2023	60,168,689	USD	50,456,812	GBP	—	(527,439)
JP Morgan Chase Bank NA	1/5/2023	60,168,689	USD	50,457,405	GBP	—	(528,152)
JP Morgan Chase Bank NA	1/5/2023	60,168,689	USD	50,456,431	GBP	—	(526,981)
JP Morgan Chase Bank NA	1/5/2023	60,168,690	USD	50,457,956	GBP	—	(528,814)
JP Morgan Chase Bank NA	1/5/2023	729,317	USD	605,041	GBP	1,494	—
JP Morgan Chase Bank NA	1/5/2023	12,307,203	USD	96,105,238	HKD	—	(6,573)
JP Morgan Chase Bank NA	1/5/2023	12,307,203	USD	96,105,471	HKD	—	(6,603)
JP Morgan Chase Bank NA	1/5/2023	12,307,202	USD	96,105,820	HKD	—	(6,648)
JP Morgan Chase Bank NA	1/5/2023	12,307,203	USD	96,102,985	HKD	—	(6,284)
JP Morgan Chase Bank NA	1/5/2023	149,178	USD	1,162,697	HKD	204	—
JP Morgan Chase Bank NA	1/5/2023	1,643,585	USD	5,662,196	ILS	38,833	—
JP Morgan Chase Bank NA	1/5/2023	1,643,585	USD	5,662,101	ILS	38,860	—
JP Morgan Chase Bank NA	1/5/2023	1,643,585	USD	5,662,588	ILS	38,722	—
JP Morgan Chase Bank NA	1/5/2023	1,643,586	USD	5,661,768	ILS	38,955	—
JP Morgan Chase Bank NA	1/5/2023	19,922	USD	70,160	ILS	38	—
JP Morgan Chase Bank NA	1/5/2023	1,634,470	USD	16,276,953	NOK	—	(17,916)
JP Morgan Chase Bank NA	1/5/2023	1,634,470	USD	16,277,151	NOK	—	(17,936)
JP Morgan Chase Bank NA	1/5/2023	1,634,470	USD	16,276,951	NOK	—	(17,916)
JP Morgan Chase Bank NA	1/5/2023	1,634,469	USD	16,277,069	NOK	—	(17,929)
JP Morgan Chase Bank NA	1/5/2023	19,812	USD	195,850	NOK	—	(70)
JP Morgan Chase Bank NA	1/5/2023	19,432,556	USD	206,688,669	SEK	—	(405,371)
JP Morgan Chase Bank NA	1/5/2023	19,432,556	USD	206,671,549	SEK	—	(403,728)
JP Morgan Chase Bank NA	1/5/2023	19,432,556	USD	206,688,746	SEK	—	(405,379)
JP Morgan Chase Bank NA	1/5/2023	19,432,555	USD	206,689,960	SEK	—	(405,496)
JP Morgan Chase Bank NA	1/5/2023	235,546	USD	2,462,704	SEK	—	(824)
JP Morgan Chase Bank NA	1/5/2023	2,762,626	USD	3,785,110	SGD	—	(59,642)
JP Morgan Chase Bank NA	1/5/2023	2,762,626	USD	3,785,146	SGD	—	(59,669)
JP Morgan Chase Bank NA	1/5/2023	2,762,626	USD	3,785,102	SGD	—	(59,636)
JP Morgan Chase Bank NA	1/5/2023	2,762,626	USD	3,785,113	SGD	—	(59,644)
JP Morgan Chase Bank NA	1/5/2023	33,486	USD	45,060	SGD	—	(112)
JP Morgan Chase Bank NA	1/6/2023	238,024,218	JPY	1,748,047	USD	56,163	—
JP Morgan Chase Bank NA	1/6/2023	1,316,912,284	JPY	9,671,388	USD	310,735	—
JP Morgan Chase Bank NA	1/6/2023	3,439,979,691	JPY	26,075,327	USD	—	(470)
JP Morgan Chase Bank NA	1/6/2023	28,842,784	USD	4,005,919,468	JPY	—	(1,521,865)
JP Morgan Chase Bank NA	1/6/2023	28,842,783	USD	4,005,838,569	JPY	—	(1,521,253)
JP Morgan Chase Bank NA	1/6/2023	28,842,783	USD	4,006,086,617	JPY	—	(1,523,133)
JP Morgan Chase Bank NA	1/6/2023	28,842,783	USD	4,005,801,074	JPY	—	(1,520,969)
JP Morgan Chase Bank NA	1/6/2023	349,610	USD	46,564,755	JPY	—	(3,348)
JP Morgan Chase Bank NA	2/3/2023	316,717	USD	466,485	AUD	—	(11)
JP Morgan Chase Bank NA	2/3/2023	17,261,065	USD	25,422,239	AUD	188	—
JP Morgan Chase Bank NA	2/3/2023	992,984	USD	915,822	CHF	—	(56)
JP Morgan Chase Bank NA	2/3/2023	54,117,613	USD	49,911,592	CHF	—	(2,266)
JP Morgan Chase Bank NA	2/3/2023	227,147	USD	1,579,385	DKK	—	(31)
JP Morgan Chase Bank NA	2/3/2023	12,379,516	USD	86,043,467	DKK	3,075	—
JP Morgan Chase Bank NA	2/3/2023	12,379,518	USD	86,046,043	DKK	2,707	—
JP Morgan Chase Bank NA	2/3/2023	1,800,587	USD	1,683,503	EUR	289	—
JP Morgan Chase Bank NA	2/3/2023	98,132,005	USD	91,749,454	EUR	17,324	—
JP Morgan Chase Bank NA	2/3/2023	98,132,005	USD	91,748,940	EUR	17,875	—
JP Morgan Chase Bank NA	2/3/2023	987,893	USD	820,623	GBP	—	(23)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2022

JP Morgan Chase Bank NA	2/3/2023	53,840,171	USD	44,722,133	GBP	933	—
JP Morgan Chase Bank NA	2/3/2023	53,840,171	USD	44,722,133	GBP	933	—
JP Morgan Chase Bank NA	2/3/2023	53,840,171	USD	44,722,653	GBP	307	—
JP Morgan Chase Bank NA	2/3/2023	214,031	USD	1,669,587	HKD	—	(12)
JP Morgan Chase Bank NA	2/3/2023	11,664,681	USD	90,987,148	HKD	7	—
JP Morgan Chase Bank NA	2/3/2023	25,159	USD	88,662	ILS	1	—
JP Morgan Chase Bank NA	2/3/2023	1,371,154	USD	4,831,489	ILS	229	—
JP Morgan Chase Bank NA	2/3/2023	454,643	USD	59,764,149	JPY	—	(29)
JP Morgan Chase Bank NA	2/3/2023	24,778,043	USD	3,256,979,595	JPY	—	(297)
JP Morgan Chase Bank NA	2/3/2023	24,778,043	USD	3,256,979,595	JPY	—	(297)
JP Morgan Chase Bank NA	2/3/2023	29,929	USD	294,495	NOK	—	(2)
JP Morgan Chase Bank NA	2/3/2023	1,631,155	USD	16,047,698	NOK	178	—
JP Morgan Chase Bank NA	2/3/2023	1,631,157	USD	16,047,466	NOK	203	—
JP Morgan Chase Bank NA	2/3/2023	316,345	USD	3,290,401	SEK	20	—
JP Morgan Chase Bank NA	2/3/2023	17,240,819	USD	179,314,069	SEK	2,337	—
JP Morgan Chase Bank NA	2/3/2023	44,664	USD	59,875	SGD	—	(3)
JP Morgan Chase Bank NA	2/3/2023	2,434,174	USD	3,262,935	SGD	43	—
Morgan Stanley & Co. International	1/5/2023	26,995,509	AUD	18,307,922	USD	—	(170)
Morgan Stanley & Co. International	1/5/2023	50,778,105	CHF	54,889,967	USD	—	(704)
Morgan Stanley & Co. International	1/5/2023	82,212,706	DKK	11,800,863	USD	—	(1,072)
Morgan Stanley & Co. International	1/5/2023	92,776,326	EUR	99,030,935	USD	—	(8,397)
Morgan Stanley & Co. International	1/5/2023	45,218,627	GBP	54,395,521	USD	—	(575)
Morgan Stanley & Co. International	1/5/2023	86,838,536	HKD	11,126,330	USD	121	—
Morgan Stanley & Co. International	1/5/2023	5,242,451	ILS	1,485,884	USD	—	(94)
Morgan Stanley & Co. International	1/5/2023	14,554,831	NOK	1,477,643	USD	—	(81)
Morgan Stanley & Co. International	1/5/2023	183,025,387	SEK	17,568,008	USD	—	(1,277)
Morgan Stanley & Co. International	1/5/2023	3,349,466	SGD	2,497,553	USD	—	(111)
Morgan Stanley & Co. International	1/6/2023	3,439,953,121	JPY	26,075,327	USD	—	(672)
Morgan Stanley & Co. International	2/3/2023	17,261,065	USD	25,422,576	AUD	—	(40)
Morgan Stanley & Co. International	2/3/2023	54,117,613	USD	49,910,618	CHF	—	(1,210)
Morgan Stanley & Co. International	2/3/2023	12,379,518	USD	86,047,219	DKK	2,538	—
Morgan Stanley & Co. International	2/3/2023	98,132,005	USD	91,748,940	EUR	17,875	—
Morgan Stanley & Co. International	2/3/2023	53,840,171	USD	44,723,062	GBP	—	(185)
Morgan Stanley & Co. International	2/3/2023	11,664,681	USD	90,988,338	HKD	—	(145)
Morgan Stanley & Co. International	2/3/2023	1,371,154	USD	4,831,899	ILS	113	—
Morgan Stanley & Co. International	2/3/2023	24,778,043	USD	3,256,979,125	JPY	—	(293)
Morgan Stanley & Co. International	2/3/2023	1,631,157	USD	16,047,977	NOK	151	—
Morgan Stanley & Co. International	2/3/2023	17,240,819	USD	179,311,483	SEK	2,585	—
Morgan Stanley & Co. International	2/3/2023	2,434,174	USD	3,263,222	SGD	—	(171)

						$1,639,817	$(34,113,843)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,173,239,138	$—	$—	$1,173,239,138
Exchange-Traded Fund	925,095	—	—	925,095
Investment of Cash Collateral for Securities Loaned	—	12,105,682	—	12,105,682

Total Investments in Securities	$1,174,164,233	$12,105,682	$—	$1,186,269,915

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,639,817	$—	$1,639,817
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(34,113,843)	$—	$(34,113,843)

Total - Net	$1,174,164,233	$(20,368,344)	$—	$1,153,795,889

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 18.6%
Abacus Property Group	70,366	$125,500
Accent Group Ltd.	41,534	47,319
Adbri Ltd.	48,357	54,273
Alumina Ltd.(a)	192,681	198,613
Ampol Ltd.	14,348	275,167
ANZ Group Holdings Ltd.	143,081	2,295,739
APA Group	71,117	518,933
Aurizon Holdings Ltd.	97,910	247,663
Australian Clinical Labs Ltd.	27,152	54,871
Bank of Queensland Ltd.(a)	20,917	97,876
Bendigo & Adelaide Bank Ltd.	27,487	182,861
BHP Group Ltd.	548,667	16,977,943
BWP Trust(a)	27,129	71,934
Centuria Capital Group(a)	40,694	47,052
Centuria Industrial REIT(a)	28,641	60,599
Champion Iron Ltd.(a)	17,905	88,760
Charter Hall Long Wale REIT	55,774	167,557
Codan Ltd.	8,687	24,153
Commonwealth Bank of Australia	58,135	4,044,928
Cromwell Property Group(a)	350,864	159,419
CSR Ltd.	37,435	119,571
Dalrymple Bay Infrastructure Ltd.	21,959	36,186
Deterra Royalties Ltd.	43,110	133,897
Dexus	84,124	442,127
Dicker Data Ltd.	6,142	42,443
Downer EDI Ltd.	23,757	59,771
Eagers Automotive Ltd.(a)	11,267	82,902
First Resources Ltd.	90,300	99,645
GPT Group(a)	121,052	344,784
Growthpoint Properties Australia Ltd.	77,244	156,101
GUD Holdings Ltd.	5,802	29,824
Harvey Norman Holdings Ltd.(a)	80,832	226,391
Healius Ltd.(a)	20,093	41,832
Helia Group Ltd.	31,430	58,614
HomeCo Daily Needs REIT(a)	104,431	91,004
Incitec Pivot Ltd.	108,892	277,658
Insignia Financial Ltd.	22,954	52,147
IRESS Ltd.	9,202	59,595
JB Hi-Fi Ltd.(a)	9,532	271,170
McMillan Shakespeare Ltd.	6,581	59,981
Metcash Ltd.(a)	59,097	159,505
Mirvac Group	153,905	222,310
Myer Holdings Ltd.	62,640	28,886
National Australia Bank Ltd.	120,183	2,449,953
New Hope Corp. Ltd.(a)	67,862	292,691
Nick Scali Ltd.(a)	6,953	50,170
Nine Entertainment Co. Holdings Ltd.	86,057	107,382
NRW Holdings Ltd.	41,039	78,204
Origin Energy Ltd.	64,718	338,819
Orora Ltd.	66,158	129,660
Perpetual Ltd.(a)	2,697	44,993
Premier Investments Ltd.(a)	5,389	90,779
Region RE Ltd.	56,465	103,771
Rio Tinto Ltd.	137,973	9,908,541
Scentre Group	225,072	439,582
Sims Ltd.	16,842	149,506
SmartGroup Corp. Ltd.	20,712	71,634
South32 Ltd.	522,646	1,417,730
Stockland	205,723	506,425
Super Retail Group Ltd.(a)	15,441	112,148
Telstra Group Ltd.	620,964	1,680,216
Terracom Ltd.(a)	65,089	41,050
Vicinity Ltd.	252,579	342,573
Viva Energy Group Ltd.(b)	97,513	180,531
Waypoint REIT Ltd.	48,438	90,333
Wesfarmers Ltd.	39,784	1,238,630
Westpac Banking Corp.	103,058	1,631,903
Whitehaven Coal Ltd.	51,159	326,813
Woodside Energy Group Ltd.	112,488	2,703,496

Total Australia		53,365,037

Austria - 0.8%
BAWAG Group AG*(b)	5,676	301,674
Erste Group Bank AG	15,137	483,033
Lenzing AG	1,894	110,771
Oesterreichische Post AG(a)	4,518	141,762
OMV AG	14,782	758,830
Semperit AG Holding	2,525	53,411
Telekom Austria AG*	36,058	222,431
Voestalpine AG	7,361	194,672

Total Austria		2,266,584

Belgium - 1.1%
Aedifica SA	1,145	92,628
Ageas SA/NV	10,467	462,699
Bekaert SA	2,376	91,998
bpost SA(a)	13,695	70,215
Cofinimmo SA	2,313	206,617
Etablissements Franz Colruyt NV(a)	4,688	106,570
Intervest Offices & Warehouses NV	1,379	28,316
KBC Group NV	18,148	1,163,656
Proximus SADP	29,367	281,952
Solvay SA(a)	3,685	371,494
VGP NV	1,664	138,165

Total Belgium		3,014,310

China - 0.8%
BOC Hong Kong Holdings Ltd.	394,547	1,344,653
CITIC Telecom International Holdings Ltd.	617,000	209,489
Wilmar International Ltd.	215,200	669,091
Yanlord Land Group Ltd.	222,900	169,518

Total China		2,392,751

Denmark - 0.8%
AP Moller - Maersk A/S, Class B	621	1,392,111
D/S Norden A/S	3,887	233,180
Pandora A/S	2,992	209,591
Scandinavian Tobacco Group A/S(b)	6,722	117,792
Sydbank A/S	2,550	107,082
Topdanmark A/S	4,304	225,705

Total Denmark		2,285,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2022

Investments	Shares	Value
Finland - 1.8%
Anora Group Oyj(a)	3,650	$28,671
Citycon Oyj*(a)	7,526	50,241
Elisa Oyj	10,418	549,926
Fiskars Oyj Abp	2,497	40,986
Fortum Oyj	51,773	858,658
Kemira Oyj	12,309	188,250
Kesko Oyj, Class A	3,867	83,986
Konecranes Oyj	3,560	109,271
Metsa Board Oyj, Class B	9,988	93,432
Nordea Bank Abp	154,101	1,651,711
Sampo Oyj, Class A	18,145	945,411
Sanoma Oyj	9,285	97,310
TietoEVRY Oyj	6,020	170,387
Tokmanni Group Corp.	3,297	39,726
Uponor Oyj	2,773	49,157
Valmet Oyj	6,636	178,190

Total Finland		5,135,313

France - 10.9%
ALD SA(a)(b)	32,350	371,495
AXA SA	122,177	3,397,399
BNP Paribas SA	51,661	2,935,948
Bouygues SA(a)	18,821	563,231
Chargeurs SA	87	1,307
Cie Generale des Etablissements Michelin SCA	21,817	605,039
Coface SA	11,855	153,598
Derichebourg SA	8,994	52,986
Electricite de France SA	124,625	1,596,072
Engie SA	175,304	2,504,803
Fnac Darty SA	1,405	51,642
Gecina SA	3,326	337,751
Imerys SA	3,026	117,360
Jacquet Metals SACA	1,834	32,727
Klepierre SA*	17,428	400,459
Maisons du Monde SA(a)(b)	2,648	33,206
Metropole Television SA	14,017	229,630
Orange SA(a)	223,423	2,213,037
Publicis Groupe SA*	8,261	523,879
Rexel SA	14,641	288,136
Rothschild & Co.	3,403	135,650
Rubis SCA	8,064	211,715
Sanofi	38,179	3,660,667
Societe Generale SA	33,073	828,777
Television Francaise 1(a)	17,554	134,045
TotalEnergies SE(a)	146,118	9,146,137
Veolia Environnement SA	20,696	530,107
Verallia SA(b)	4,233	143,120
Vicat SA	2,561	64,094

Total France		31,264,017

Georgia - 0.0%
Bank of Georgia Group PLC	2,406	75,393

Germany - 9.2%
Allianz SE, Registered Shares	13,827	2,964,653
BASF SE	49,322	2,441,918
Bayer AG, Registered Shares	29,642	1,528,781
Bayerische Motoren Werke AG	32,413	2,884,344
Dermapharm Holding SE	2,196	87,935
Deutsche Post AG, Registered Shares	45,157	1,695,457
Deutz AG	11,671	50,397
DWS Group GmbH & Co. KGaA(b)	11,283	365,588
E.ON SE	121,281	1,208,166
Evonik Industries AG	20,120	385,119
Fielmann AG	2,735	108,059
Freenet AG	10,643	231,945
Hamburger Hafen und Logistik AG	3,594	45,645
Hapag-Lloyd AG(a)(b)	15,188	2,878,787
HeidelbergCement AG	7,504	426,700
Indus Holding AG	1,568	36,732
Instone Real Estate Group SE(b)	3,609	31,083
Kloeckner & Co. SE	9,700	95,604
Mercedes-Benz Group AG, Registered Shares	69,719	4,568,625
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	3,465	1,124,198
Siltronic AG	1,236	89,898
Sixt SE	897	82,282
Stroeer SE & Co. KGaA(a)	1,874	87,121
Talanx AG	7,989	377,884
Telefonica Deutschland Holding AG	177,031	435,120
Varta AG(a)	2,642	63,555
Volkswagen AG	10,035	1,581,309
Wacker Chemie AG	2,611	332,719
Wacker Neuson SE	3,622	63,164

Total Germany		26,272,788

Hong Kong - 3.9%
Bank of East Asia Ltd.	95,400	115,630
Champion REIT(a)	344,000	135,750
CLP Holdings Ltd.	108,500	791,687
Dah Sing Banking Group Ltd.	103,200	74,045
Dah Sing Financial Holdings Ltd.	18,000	41,697
Fortune Real Estate Investment Trust	174,000	141,341
Hang Lung Group Ltd.	115,000	211,289
Hang Lung Properties Ltd.	213,000	416,451
Henderson Land Development Co. Ltd.	316,220	1,104,042
Hong Kong & China Gas Co. Ltd.	779,000	740,579
Hutchison Port Holdings Trust	798,023	154,816
Hysan Development Co. Ltd.	49,000	158,835
Link REIT	155,876	1,144,363
New World Development Co. Ltd.	204,000	575,020
PCCW Ltd.	972,000	438,368
Power Assets Holdings Ltd.	185,518	1,016,136
Sino Land Co. Ltd.	534,336	668,181
Sun Hung Kai Properties Ltd.	181,000	2,476,736
Swire Pacific Ltd., Class B	100,000	136,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2022

Investments	Shares	Value
Swire Properties Ltd.	260,000	$660,914
Tam Jai International Co. Ltd.	115,000	38,751

Total Hong Kong		11,240,698

Indonesia - 0.1%
Bumitama Agri Ltd.	145,100	63,830
Nickel Industries Ltd.	107,371	70,629

Total Indonesia		134,459

Ireland - 0.0%
Cairn Homes PLC	25,290	23,428
Kenmare Resources PLC	7,740	40,826

Total Ireland		64,254

Israel - 0.8%
Amot Investments Ltd.	19,737	115,508
Ashtrom Group Ltd.	7,264	135,234
Bank Leumi Le-Israel BM	67,134	557,658
Delek Automotive Systems Ltd.	11,585	135,303
Delek Group Ltd.* ‡	0	19
FIBI Holdings Ltd.	985	40,924
First International Bank of Israel Ltd.	2,139	84,263
G City Ltd.	13,703	41,554
Gav-Yam Lands Corp. Ltd.	10,893	84,588
Harel Insurance Investments & Financial Services Ltd.	4,626	40,655
ICL Group Ltd.	120,899	872,008
Matrix IT Ltd.	1,117	23,312
Oil Refineries Ltd.	98,938	34,517
Phoenix Holdings Ltd.	10,720	113,929
Plus500 Ltd.	3,213	69,723

Total Israel		2,349,195

Italy - 3.3%
A2A SpA	177,364	235,668
ACEA SpA	11,317	156,049
Anima Holding SpA(b)	26,594	106,207
Assicurazioni Generali SpA	63,167	1,120,099
Azimut Holding SpA	5,467	122,119
Banca Generali SpA*	3,465	118,558
Banca Mediolanum SpA	37,119	308,920
Banca Popolare di Sondrio SpA	9,523	38,418
Banco BPM SpA	52,669	187,407
Credito Emiliano SpA	10,354	73,263
Cromwell European Real Estate Investment Trust	51,200	81,965
De’ Longhi SpA	4,865	108,932
Eni SpA	203,159	2,880,688
Esprinet SpA	6,862	49,324
Hera SpA(a)	32,132	86,384
Immobiliare Grande Distribuzione SIIQ SpA	8,967	29,811
Iren SpA	75,720	118,632
Italgas SpA	66,497	368,329
Maire Tecnimont SpA(a)	12,640	41,846
Mediobanca Banca di Credito Finanziario SpA(a)	39,312	376,930
Poste Italiane SpA(b)	40,199	391,527
Snam SpA	227,776	1,100,486
Terna - Rete Elettrica Nazionale(a)	107,315	790,270
Unieuro SpA(a)(b)	2,479	32,516
Unipol Gruppo SpA	27,806	135,263
UnipolSai Assicurazioni SpA(a)	171,633	421,669

Total Italy		9,481,280

Japan - 11.5%
77 Bank Ltd.	2,700	45,223
AGC, Inc.(a)	6,400	213,180
Aisin Corp.	13,000	347,796
Akita Bank Ltd.	4,400	63,793
Aozora Bank Ltd.(a)	11,500	226,174
Asahi Holdings, Inc.	3,800	55,440
CKD Corp.	2,100	29,906
Concordia Financial Group Ltd.	50,100	208,837
Cosmo Energy Holdings Co. Ltd.	3,800	100,512
Daicel Corp.	4,500	32,570
Daido Steel Co. Ltd.	1,600	52,325
Daiho Corp.(a)	1,000	29,823
Daiken Corp.	1,800	28,553
Daiwa House Industry Co. Ltd.	20,500	472,163
Daiwa Securities Group, Inc.	46,900	207,228
Denka Co. Ltd.	3,100	71,071
DIC Corp.(a)	2,100	37,020
Eagle Industry Co. Ltd.	2,900	23,561
ENEOS Holdings, Inc.	184,800	627,461
Exedy Corp.	3,400	41,642
G-Tekt Corp.	3,100	33,903
H.U. Group Holdings, Inc.	4,600	100,440
Hakuto Co. Ltd.	1,100	34,806
Haseko Corp.	18,800	209,878
Iida Group Holdings Co. Ltd.	10,600	160,753
Iino Kaiun Kaisha Ltd.	6,200	43,700
Inabata & Co. Ltd.	2,000	36,182
Inpex Corp.(a)	45,800	484,572
Inui Global Logistics Co. Ltd.(a)	2,700	40,722
Isuzu Motors Ltd.	28,800	337,668
Japan Post Holdings Co. Ltd.	126,900	1,067,078
Japan Post Insurance Co. Ltd.	14,900	262,101
Japan Tobacco, Inc.(a)	103,900	2,095,403
Kajima Corp.	26,100	303,836
Kanematsu Corp.	3,200	36,379
Kansai Electric Power Co., Inc.	35,300	342,178
Kawasaki Kisen Kaisha Ltd.(a)	21,200	447,796
Ki-Star Real Estate Co. Ltd.(a)	700	24,351
Kobe Steel Ltd.	25,300	123,101
Konica Minolta, Inc.	32,200	128,610
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,700	29,528
Macnica Holdings, Inc.	1,700	40,521
Marubeni Corp.	100,200	1,150,502
Mitsubishi Chemical Group Corp.	47,100	244,415
Mitsubishi UFJ Financial Group, Inc.	358,000	2,412,081
Mitsuboshi Belting Ltd.	2,300	59,616
Mitsui OSK Lines Ltd.(a)	43,700	1,089,643
Mitsui-Soko Holdings Co. Ltd.	1,200	32,695
MIXI, Inc.	1,600	29,903
Mizuho Financial Group, Inc.	76,060	1,069,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2022

Investments	Shares	Value
MS&AD Insurance Group Holdings, Inc.	17,800	$569,837
NGK Spark Plug Co. Ltd.	14,100	260,638
Nippon Denko Co. Ltd.(a)	11,700	31,213
Nippon Electric Glass Co. Ltd.(a)	3,200	56,848
Nippon Pillar Packing Co. Ltd.	1,200	24,865
Nippon Soda Co. Ltd.	900	29,467
Nippon Steel Corp.	57,900	1,005,774
Nippon Steel Trading Corp.	1,500	105,044
Nippon Yusen KK(a)	62,200	1,466,081
Nishimatsu Construction Co. Ltd.	4,400	130,554
Nitto Kogyo Corp.(a)	1,200	21,427
Nittoc Construction Co. Ltd.	20,100	141,063
NOK Corp.	5,400	48,047
NS United Kaiun Kaisha Ltd.	900	26,431
Pacific Industrial Co. Ltd.	3,100	23,659
PHC Holdings Corp.*	3,900	43,539
Press Kogyo Co. Ltd.	11,200	35,821
Sanyo Special Steel Co. Ltd.	2,400	39,307
SBI Holdings, Inc.	13,400	255,620
Sekisui House Ltd.	28,200	498,728
Sharp Corp.(a)	21,300	152,552
SoftBank Corp.	333,800	3,764,405
Sojitz Corp.	15,280	291,020
Sompo Holdings, Inc.	13,400	595,127
Sumitomo Chemical Co. Ltd.	64,400	231,351
Sumitomo Corp.	81,700	1,359,758
Sumitomo Forestry Co. Ltd.(a)	13,200	233,397
Sumitomo Heavy Industries Ltd.(a)	5,300	106,205
Sumitomo Metal Mining Co. Ltd.	13,800	488,535
Sumitomo Mitsui Financial Group, Inc.	48,100	1,930,635
Sumitomo Mitsui Trust Holdings, Inc.	13,700	476,377
T&D Holdings, Inc.	16,000	230,642
Takeda Pharmaceutical Co. Ltd.	61,600	1,919,266
Tama Home Co. Ltd.	2,600	49,421
Tokai Rika Co. Ltd.	2,900	31,056
Tokyo Seimitsu Co. Ltd.	1,600	51,779
Tosoh Corp.	18,100	215,370
Toyo Seikan Group Holdings Ltd.	14,100	173,331
Toyo Tire Corp.(a)	4,900	55,594
TPR Co. Ltd.	3,200	29,588
TS Tech Co. Ltd.	3,200	36,743
UBE Corp.	2,200	32,313
YAMABIKO Corp.(a)	2,700	22,489
Yamaha Motor Co. Ltd.(a)	13,700	312,532
Yamaichi Electronics Co. Ltd.(a)	1,500	19,394

Total Japan		33,009,378

Netherlands - 1.5%
Aegon NV(a)	47,240	238,875
ASR Nederland NV	5,549	262,648
BE Semiconductor Industries NV	3,682	222,259
Heijmans NV, CVA	2,522	27,239
Koninklijke KPN NV	249,779	770,406
Koninklijke Vopak NV	5,748	170,234
NN Group NV	12,313	501,462
OCI NV	24,554	875,779
Ordina NV	12,615	52,171
Randstad NV(a)	13,090	795,748
RHI Magnesita NV	3,009	80,498
SBM Offshore NV	11,506	180,022
Signify NV(b)	6,256	209,515

Total Netherlands		4,386,856

Norway - 2.3%
AF Gruppen ASA	11,605	169,404
Aker BP ASA	30,224	933,014
Atea ASA*	6,404	74,110
Austevoll Seafood ASA	8,382	75,260
Belships ASA	28,714	41,624
DNB Bank ASA	63,738	1,258,131
Entra ASA(b)	7,117	76,437
Europris ASA(b)	7,505	52,301
Gjensidige Forsikring ASA	18,966	370,040
Leroy Seafood Group ASA	23,082	129,223
MPC Container Ships ASA*(a)	61,308	101,132
Norsk Hydro ASA	76,600	570,126
Salmar ASA	5,560	217,185
SpareBank 1 Nord Norge	7,445	72,553
SpareBank 1 Oestlandet	3,444	42,373
SpareBank 1 SR-Bank ASA	3,682	45,114
Storebrand ASA	12,357	107,125
Telenor ASA	156,586	1,456,022
Veidekke ASA	13,886	136,450
Yara International ASA	13,669	597,490

Total Norway		6,525,114

Portugal - 0.6%
Altri SGPS SA(a)	4,339	23,177
EDP - Energias de Portugal SA	131,647	654,169
Galp Energia SGPS SA	33,026	444,464
Navigator Co. SA	39,643	146,135
NOS SGPS SA	28,747	116,094
REN - Redes Energeticas Nacionais SGPS SA	72,882	196,014
Sonae SGPS SA	107,197	106,970

Total Portugal		1,687,023

Singapore - 2.8%
Aztech Global Ltd.	62,600	38,740
CapitaLand Ascendas REIT	266,500	544,445
CapitaLand Ascott Trust	135,200	105,846
CapitaLand India Trust	66,500	56,028
CapitaLand Integrated Commercial Trust	396,400	602,935
Frasers Centrepoint Trust	60,800	95,198
Frasers Logistics & Commercial Trust	277,000	239,577
Geo Energy Resources Ltd.(a)	161,000	39,014
Kenon Holdings Ltd.	4,229	139,748
Keppel Corp. Ltd.	68,000	368,088
Keppel DC REIT(a)	83,300	109,932
Keppel Infrastructure Trust(a)	574,521	231,316
Keppel REIT	251,500	170,642
Mapletree Industrial Trust	174,700	289,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2022

Investments	Shares	Value
Mapletree Logistics Trust(a)	177,500	$210,427
Mapletree Pan Asia Commercial Trust	189,700	236,206
NetLink NBN Trust	357,800	221,424
Olam Group Ltd.	198,000	215,538
OUE Commercial Real Estate Investment Trust	311,800	77,880
Oversea-Chinese Banking Corp. Ltd.	170,992	1,552,850
Samudera Shipping Line Ltd.(a)	61,700	38,643
Singapore Technologies Engineering Ltd.	173,500	433,362
Singapore Telecommunications Ltd.	18,600	35,919
SPH REIT	215,600	144,676
Suntec Real Estate Investment Trust	188,100	193,542
United Overseas Bank Ltd.	64,400	1,474,113
Venture Corp. Ltd.	11,500	146,280

Total Singapore		8,011,538

Spain - 5.3%
Acerinox SA	17,330	170,935
ACS Actividades de Construccion y Servicios SA(a)	23,170	661,973
Atresmedia Corp. de Medios de Comunicacion SA(a)	23,714	80,786
Banco Bilbao Vizcaya Argentaria SA	196,390	1,180,870
Banco Santander SA	367,326	1,098,660
Bankinter SA(a)	25,587	171,165
CaixaBank SA(a)	182,270	714,305
Cia de Distribucion Integral Logista Holdings SA	14,514	365,565
Enagas SA(a)	21,048	348,745
Ence Energia y Celulosa SA(a)	12,615	37,832
Endesa SA	111,083	2,090,687
Fluidra SA(a)	7,419	114,968
Fomento de Construcciones y Contratas SA(a)	19,337	182,022
Iberdrola SA	222,495	2,595,413
Inmobiliaria Colonial Socimi SA	15,502	99,432
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	57,873	63,741
Mapfre SA(a)	156,862	303,014
Merlin Properties Socimi SA	54,147	507,093
Naturgy Energy Group SA	53,536	1,388,983
Prosegur Cash SA(a)(b)	2,619	1,672
Red Electrica Corp. SA(a)	28,158	488,639
Repsol SA	61,394	973,012
Sacyr SA(a)	13,945	38,695
Telefonica SA(a)	367,666	1,328,245

Total Spain		15,006,452

Sweden - 1.8%
Avanza Bank Holding AB(a)	3,795	81,440
Betsson AB, Class B*	3,813	31,022
Bilia AB, Class A	5,100	55,946
Castellum AB(a)	14,878	180,272
Clas Ohlson AB, Class B(a)	4,236	29,271
Cloetta AB, Class B	14,777	29,584
Coor Service Management Holding AB(b)	3,579	22,086
Corem Property Group AB, Class B*	49,706	40,024
Dios Fastigheter AB	4,272	30,935
Fabege AB(a)	12,137	103,321
Hexpol AB	12,353	131,716
Husqvarna AB, Class B(a)	15,389	107,994
Inwido AB	3,342	35,506
JM AB	3,729	61,592
NCC AB, Class B	4,144	38,678
Peab AB, Class B	14,980	84,967
Resurs Holding AB(b)	14,063	33,675
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	17,589	31,905
Securitas AB, Class B	15,531	129,620
Skandinaviska Enskilda Banken AB, Class A	61,788	711,308
SKF AB, Class B(a)	12,904	197,099
SSAB AB, Class B	75,464	392,548
Svenska Handelsbanken AB, Class A	55,601	560,839
Swedbank AB, Class A	52,192	888,108
Tele2 AB, Class B	38,255	312,443
Telia Co. AB	300,946	770,020
Thule Group AB(b)	5,181	108,249
Wihlborgs Fastigheter AB	7,669	57,778

Total Sweden		5,257,946

Switzerland - 7.1%
Allreal Holding AG, Registered Shares	959	155,894
Baloise Holding AG, Registered Shares	1,864	287,498
Cembra Money Bank AG	814	67,657
EFG International AG*	8,593	82,011
Helvetia Holding AG, Registered Shares	2,144	249,809
Holcim AG, Registered Shares*	24,938	1,290,566
Julius Baer Group Ltd.	5,988	348,588
Kuehne + Nagel International AG, Registered Shares	4,067	945,977
Novartis AG, Registered Shares	107,663	9,727,140
OC Oerlikon Corp. AG, Registered Shares	20,857	136,612
Sulzer AG, Registered Shares(a)	1,703	132,529
Swiss Life Holding AG, Registered Shares	993	511,741
Swiss Prime Site AG, Registered Shares	3,032	262,662
Swiss Re AG	13,496	1,261,494
Swisscom AG, Registered Shares	3,026	1,656,908
Vontobel Holding AG, Registered Shares	1,508	99,914
Zurich Insurance Group AG	6,645	3,176,701

Total Switzerland		20,393,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2022

Investments	Shares	Value
United Kingdom - 11.8%
Anglo American PLC	81,264	$3,163,760
Ashmore Group PLC	42,262	121,704
Assura PLC	141,495	92,846
Aviva PLC	111,648	594,687
Bellway PLC	5,564	127,668
BP PLC	667,753	3,814,589
British American Tobacco PLC	123,137	4,860,609
British Land Co. PLC	37,094	176,295
BT Group PLC	443,103	597,236
Central Asia Metals PLC	15,491	46,213
Close Brothers Group PLC	10,866	136,850
CLS Holdings PLC	15,334	29,291
CMC Markets PLC(a)(b)	9,069	24,436
Crest Nicholson Holdings PLC	13,813	39,313
Currys PLC(a)	50,255	32,402
DFS Furniture PLC(a)	18,876	35,194
Diversified Energy Co. PLC	92,413	129,394
Domino’s Pizza Group PLC	11,196	39,514
DS Smith PLC	44,614	172,537
Dunelm Group PLC(a)	6,697	78,866
Empiric Student Property PLC	25,817	26,149
FDM Group Holdings PLC	3,493	31,471
Forterra PLC(b)	10,027	22,507
Games Workshop Group PLC	1,080	111,271
Halfords Group PLC	12,280	30,873
Hargreaves Lansdown PLC	12,841	132,252
Hilton Food Group PLC	3,561	23,859
HSBC Holdings PLC	889,224	5,516,174
Ibstock PLC(b)	19,357	36,044
Imperial Brands PLC	78,390	1,952,857
Investec PLC	23,878	146,889
ITV PLC	204,331	184,736
J. Sainsbury PLC	111,245	291,319
Kingfisher PLC	83,410	236,888
Land Securities Group PLC	37,277	278,639
Legal & General Group PLC	255,764	767,608
Liontrust Asset Management PLC	3,498	47,127
Lloyds Banking Group PLC	1,818,365	993,258
Londonmetric Property PLC	64,971	134,659
ME Group International PLC	23,593	32,637
Micro Focus International PLC	12,919	82,270
Moneysupermarket.com Group PLC	38,027	88,009
Morgan Advanced Materials PLC	8,684	32,853
Morgan Sindall Group PLC	1,626	29,926
National Grid PLC	220,487	2,645,343
Ninety One PLC(a)	16,850	37,680
OSB Group PLC	27,092	156,362
Pagegroup PLC	21,875	121,358
Pets at Home Group PLC	14,734	50,264
Primary Health Properties PLC	37,379	49,819
Quilter PLC(b)	42,851	47,896
Redde Northgate PLC	23,045	114,210
Redrow PLC	18,252	99,633
Schroders PLC	30,137	158,058
Serica Energy PLC	14,803	50,749
Severn Trent PLC	8,424	268,632
SSE PLC	44,459	915,573
St. James’s Place PLC	11,358	149,605
TBC Bank Group PLC	3,471	94,779
Tesco PLC	267,459	721,311
TP ICAP Group PLC	21,358	44,832
Travis Perkins PLC(a)	7,199	77,019
Tritax Big Box REIT PLC	55,170	91,981
Tyman PLC	11,451	31,061
United Utilities Group PLC	27,557	328,632
Vesuvius PLC	12,661	61,559
Vodafone Group PLC	1,660,000	1,682,117
Watkin Jones PLC	23,549	28,440
Wickes Group PLC	20,669	36,374
Workspace Group PLC	7,825	41,849

Total United Kingdom		33,648,815

United States - 2.1%
GSK PLC	198,900	3,439,557
Stellantis NV	177,116	2,507,254

Total United States		5,946,811

TOTAL COMMON STOCKS (Cost: $270,051,591)		283,215,174

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $1,214,903)	30,555	1,344,726

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d) (Cost: $7,710,030)	7,710,030	7,710,030

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $278,976,524)		292,269,930
Other Assets less Liabilities - (2.1)%		(5,944,993)

NET ASSETS - 100.0%		$286,324,937

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,620,950 and the total market value of the collateral held by the Fund was $17,687,392. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,977,362.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree International LargeCap Dividend Fund	$882,052	$7,012,981	$6,128,369	$(529,979)	$108,041	$1,344,726	$103,945

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	1/4/2023	2,842,400	HKD	364,176	USD	$4	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$283,215,174	$—	$—	$283,215,174
Exchange-Traded Fund	1,344,726	—	—	1,344,726
Investment of Cash Collateral for Securities Loaned	—	7,710,030	—	7,710,030

Total Investments in Securities	$284,559,900	$7,710,030	$—	$292,269,930

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4	$—	$4

Total - Net	$284,559,900	$7,710,034	$—	$292,269,934

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 14.0%
ANZ Group Holdings Ltd.(a)	217,592	$3,491,270
Aristocrat Leisure Ltd.	10,560	218,562
BHP Group Ltd.	764,964	23,671,034
Coles Group Ltd.	67,736	768,036
Commonwealth Bank of Australia	84,394	5,871,982
CSL Ltd.	5,296	1,033,485
Goodman Group(a)	33,458	393,891
Macquarie Group Ltd.	13,983	1,583,210
National Australia Bank Ltd.	180,842	3,686,498
Rio Tinto Ltd.	149,985	10,815,993
Santos Ltd.	134,407	650,798
Telstra Group Ltd.	815,264	2,205,956
Transurban Group	93,249	820,814
Wesfarmers Ltd.	43,747	1,362,013
Westpac Banking Corp.	154,352	2,444,134
Woodside Energy Group Ltd.	141,287	3,395,640
Woolworths Group Ltd.	30,350	690,727

Total Australia		63,104,043

Austria - 0.2%
OMV AG	15,222	781,417

Belgium - 0.6%
Anheuser-Busch InBev SA	14,095	846,463
KBC Group NV	27,465	1,761,065
UCB SA	3,170	248,867

Total Belgium		2,856,395

China - 0.7%
BOC Hong Kong Holdings Ltd.	601,134	2,048,721
Prosus NV*	6,373	438,362
Wilmar International Ltd.	257,000	799,053

Total China		3,286,136

Denmark - 1.4%
AP Moller - Maersk A/S, Class B	694	1,555,757
Carlsberg A/S, Class B	2,492	330,176
Coloplast A/S, Class B	4,157	484,437
Novo Nordisk A/S, Class B	21,248	2,860,369
Orsted A/S(b)	7,117	644,813
Tryg A/S	19,847	470,978

Total Denmark		6,346,530

Finland - 1.5%
Fortum Oyj	56,613	938,930
Kone Oyj, Class B	16,612	856,318
Neste Oyj	11,671	535,852
Nordea Bank Abp	212,263	2,275,112
Sampo Oyj, Class A	32,807	1,709,347
UPM-Kymmene Oyj	17,197	641,087

Total Finland		6,956,646

France - 13.3%
Air Liquide SA	9,167	1,295,332
Airbus SE	9,165	1,085,925
AXA SA	176,795	4,916,171
BNP Paribas SA	77,217	4,388,322
Capgemini SE	2,775	461,864
Cie de Saint-Gobain	15,297	745,269
Cie Generale des Etablissements Michelin SCA	25,797	715,415
Danone SA	21,955	1,153,531
Electricite de France SA	152,124	1,948,251
Engie SA	197,189	2,817,503
EssilorLuxottica SA	5,504	993,905
Hermes International	825	1,272,295
Kering SA	2,722	1,381,353
L’Oreal SA	9,640	3,432,172
Legrand SA	5,366	428,484
LVMH Moet Hennessy Louis Vuitton SE	11,550	8,380,945
Orange SA(a)	238,021	2,357,632
Pernod Ricard SA	8,181	1,604,352
Publicis Groupe SA*	9,113	577,910
Sanofi	41,652	3,993,664
Schneider Electric SE	10,734	1,497,510
Societe Generale SA	50,308	1,260,669
Thales SA	5,917	753,369
TotalEnergies SE(a)	161,131	10,085,864
Veolia Environnement SA	24,144	618,424
Vinci SA	17,563	1,748,637

Total France		59,914,768

Germany - 8.5%
adidas AG	5,889	801,090
Allianz SE, Registered Shares	20,034	4,295,499
BASF SE	54,729	2,709,617
Bayer AG, Registered Shares	32,153	1,658,286
Bayerische Motoren Werke AG	36,573	3,254,531
Deutsche Bank AG, Registered Shares	39,168	442,600
Deutsche Boerse AG	3,437	592,037
Deutsche Post AG, Registered Shares	51,122	1,919,418
Deutsche Telekom AG, Registered Shares	219,348	4,363,138
E.ON SE	126,618	1,261,331
Hannover Rueck SE	5,302	1,049,662
Hapag-Lloyd AG(a)(b)	15,206	2,882,199
Henkel AG & Co. KGaA	6,217	399,764
Infineon Technologies AG	11,850	359,552
Mercedes-Benz Group AG, Registered Shares	75,461	4,944,893
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4,898	1,589,126
RWE AG	14,794	656,660
SAP SE	20,961	2,156,304
Siemens Healthineers AG(b)	17,547	875,114
Vantage Towers AG	10,024	343,409
Volkswagen AG	11,060	1,742,828

Total Germany		38,297,058

Hong Kong - 3.4%
AIA Group Ltd.	250,404	2,784,780
CLP Holdings Ltd.	120,500	879,246
Hang Seng Bank Ltd.	58,418	971,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2022

Investments	Shares	Value
Henderson Land Development Co. Ltd.	353,219	$1,233,220
Hong Kong & China Gas Co. Ltd.	893,925	849,835
Hong Kong Exchanges & Clearing Ltd.	37,824	1,634,124
Link REIT	175,996	1,292,074
MTR Corp. Ltd.	323,438	1,713,549
Sun Hung Kai Properties Ltd.	207,942	2,845,400
Swire Properties Ltd.	300,200	763,101
Techtronic Industries Co. Ltd.	38,000	424,064

Total Hong Kong		15,390,912

Ireland - 0.2%
CRH PLC	23,363	922,813

Israel - 0.2%
Bank Hapoalim BM	29,196	262,462
Bank Leumi Le-Israel BM	100,793	837,252

Total Israel		1,099,714

Italy - 1.6%
Assicurazioni Generali SpA	82,331	1,459,922
Eni SpA	235,648	3,341,365
Ferrari NV	2,192	468,350
Snam SpA	252,963	1,222,175
Terna - Rete Elettrica Nazionale(a)	121,376	893,816

Total Italy		7,385,628

Japan - 15.6%
Aeon Co. Ltd.	18,245	384,826
Asahi Group Holdings Ltd.(a)	12,235	381,947
Astellas Pharma, Inc.	47,900	728,420
Bandai Namco Holdings, Inc.	6,700	422,174
Bridgestone Corp.(a)	20,955	745,007
Canon, Inc.(a)	39,736	859,950
Chugai Pharmaceutical Co. Ltd.(a)	51,900	1,324,788
Dai-ichi Life Holdings, Inc.	32,700	742,005
Daiichi Sankyo Co. Ltd.	11,500	370,420
Daikin Industries Ltd.	2,800	428,663
Daiwa House Industry Co. Ltd.	21,100	485,982
Denso Corp.	17,100	847,062
East Japan Railway Co.(a)	5,900	336,261
Eisai Co. Ltd.	4,700	310,044
FANUC Corp.	4,575	687,750
Fast Retailing Co. Ltd.	700	427,231
FUJIFILM Holdings Corp.	9,400	471,977
Fujitsu Ltd.	2,400	320,406
Hitachi Ltd.	17,900	907,718
Honda Motor Co. Ltd.	58,700	1,348,883
Hoya Corp.	2,800	269,612
Inpex Corp.(a)	58,500	618,940
ITOCHU Corp.(a)	47,700	1,498,838
Japan Post Holdings Co. Ltd.	159,600	1,342,046
Japan Tobacco, Inc.(a)	106,109	2,139,953
Kao Corp.(a)	12,000	477,926
KDDI Corp.	89,080	2,688,367
Keyence Corp.	1,000	389,708
Kirin Holdings Co. Ltd.(a)	26,100	397,795
Komatsu Ltd.	33,867	738,198
Marubeni Corp.	114,000	1,308,955
Mitsubishi Corp.	74,605	2,421,715
Mitsubishi Electric Corp.	46,981	467,691
Mitsubishi Estate Co. Ltd.	27,600	357,904
Mitsubishi Heavy Industries Ltd.	7,000	277,676
Mitsubishi UFJ Financial Group, Inc.	502,900	3,388,367
Mitsui & Co. Ltd.	79,900	2,333,205
Mitsui Fudosan Co. Ltd.	20,200	370,028
Mizuho Financial Group, Inc.	105,914	1,489,836
MS&AD Insurance Group Holdings, Inc.	25,300	809,938
Murata Manufacturing Co. Ltd.	14,310	714,497
Nintendo Co. Ltd.	39,300	1,647,714
Nippon Steel Corp.	62,300	1,082,205
Nippon Telegraph & Telephone Corp.	140,404	4,003,182
Ono Pharmaceutical Co. Ltd.	14,800	345,814
Otsuka Holdings Co. Ltd.	11,700	381,739
Panasonic Holdings Corp.	62,284	524,206
Recruit Holdings Co. Ltd.	6,800	215,269
Secom Co. Ltd.	5,600	320,139
Sekisui House Ltd.	27,700	489,886
Seven & I Holdings Co. Ltd.	15,800	677,767
Shin-Etsu Chemical Co. Ltd.	12,500	1,537,099
Shionogi & Co. Ltd.	5,200	259,557
SMC Corp.(a)	950	400,174
SoftBank Corp.	360,800	4,068,895
Sompo Holdings, Inc.	17,600	781,659
Subaru Corp.	18,700	287,349
Sumitomo Corp.	94,510	1,572,958
Sumitomo Mitsui Financial Group, Inc.	62,894	2,524,435
Suzuki Motor Corp.	8,317	269,218
Takeda Pharmaceutical Co. Ltd.	65,600	2,043,894
TDK Corp.	7,600	249,695
Tokio Marine Holdings, Inc.	96,900	2,076,507
Tokyo Electron Ltd.	5,250	1,547,008
Toshiba Corp.	9,100	317,460
Toyota Motor Corp.	398,965	5,480,496

Total Japan		70,137,034

Netherlands - 1.6%
ASML Holding NV	3,622	1,947,478
Heineken Holding NV	5,931	456,066
Heineken NV	12,887	1,208,670
JDE Peet’s NV	11,446	330,069
Koninklijke Ahold Delhaize NV(a)	29,948	857,860
Koninklijke DSM NV	2,855	348,272
NN Group NV	15,665	637,977
Universal Music Group NV	32,783	787,572
Wolters Kluwer NV	5,266	549,424

Total Netherlands		7,123,388

Norway - 1.8%
Aker BP ASA	35,905	1,108,386
DNB Bank ASA	98,493	1,944,164
Equinor ASA	90,629	3,236,553
Telenor ASA	176,698	1,643,035

Total Norway		7,932,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2022

Investments	Shares	Value
Portugal - 0.3%
EDP - Energias de Portugal SA	157,651	$783,386
Jeronimo Martins SGPS SA	30,335	653,328

Total Portugal		1,436,714

Singapore - 2.3%
CapitaLand Investment Ltd.(a)	244,600	674,784
DBS Group Holdings Ltd.	136,134	3,442,935
Oversea-Chinese Banking Corp. Ltd.	269,812	2,450,276
Singapore Telecommunications Ltd.	787,600	1,509,195
United Overseas Bank Ltd.	95,486	2,185,670

Total Singapore		10,262,860

Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA	291,801	1,754,565
Banco Santander SA	544,675	1,629,105
CaixaBank SA(a)	277,307	1,086,750
Endesa SA	123,673	2,327,643
Ferrovial SA	15,191	396,722
Iberdrola SA	242,925	2,833,729
Industria de Diseno Textil SA	99,002	2,625,647
Naturgy Energy Group SA(a)	59,138	1,534,326
Repsol SA	63,863	1,012,143
Telefonica SA(a)	412,674	1,490,842

Total Spain		16,691,472

Sweden - 1.8%
Assa Abloy AB, Class B	17,264	370,647
Atlas Copco AB, Class A	41,439	489,576
Atlas Copco AB, Class B	33,663	358,939
Epiroc AB, Class A	11,498	209,501
EQT AB(a)	12,127	256,751
Essity AB, Class B	15,973	418,966
Evolution AB(b)	2,983	290,699
Sandvik AB	23,630	427,265
Skandinaviska Enskilda Banken AB, Class A	83,039	955,951
Svenska Handelsbanken AB, Class A	73,251	738,872
Swedbank AB, Class A	82,534	1,404,413
Telefonaktiebolaget LM Ericsson, Class B	113,208	661,679
Telia Co. AB	372,261	952,491
Volvo AB, Class B	43,765	791,672

Total Sweden		8,327,422

Switzerland - 11.0%
ABB Ltd., Registered Shares	50,613	1,535,020
Cie Financiere Richemont SA, Class A, Registered Shares	9,772	1,266,389
Geberit AG, Registered Shares	886	417,048
Givaudan SA, Registered Shares	170	520,547
Holcim AG, Registered Shares*	25,447	1,316,907
Kuehne + Nagel International AG, Registered Shares	4,873	1,133,452
Nestle SA, Registered Shares	90,594	10,490,965
Novartis AG, Registered Shares	121,671	10,992,735
Partners Group Holding AG	809	714,214
Roche Holding AG	24,378	7,654,355
Roche Holding AG, Bearer Shares	3,612	1,399,201
SGS SA, Registered Shares	347	806,366
Sika AG, Registered Shares	1,887	452,170
Sonova Holding AG, Registered Shares	1,159	274,718
Swiss Life Holding AG, Registered Shares	1,407	725,095
Swiss Re AG	20,611	1,926,545
Swisscom AG, Registered Shares	3,185	1,743,970
UBS Group AG, Registered Shares	89,681	1,667,706
Zurich Insurance Group AG	9,433	4,509,529

Total Switzerland		49,546,932

United Kingdom - 14.0%
Anglo American PLC	88,216	3,434,414
Ashtead Group PLC, Class B	5,647	320,619
AstraZeneca PLC	33,399	4,506,907
Aviva PLC	142,057	756,658
BAE Systems PLC	82,871	853,308
Barclays PLC	583,685	1,112,993
BP PLC	736,807	4,209,065
British American Tobacco PLC	128,528	5,073,409
BT Group PLC	491,420	662,360
CNH Industrial NV	26,329	420,511
Compass Group PLC	21,958	506,475
Diageo PLC	58,902	2,586,143
HSBC Holdings PLC	1,320,871	8,193,835
Imperial Brands PLC	82,998	2,067,652
Legal & General Group PLC	379,140	1,137,889
Lloyds Banking Group PLC	2,815,693	1,538,036
London Stock Exchange Group PLC	5,606	481,213
National Grid PLC	257,564	3,090,183
Prudential PLC	41,936	568,765
Reckitt Benckiser Group PLC	27,257	1,886,590
RELX PLC	54,614	1,503,106
Shell PLC	354,593	9,921,322
SSE PLC	49,053	1,010,181
Standard Chartered PLC	50,797	380,310
Tesco PLC	303,828	819,395
Unilever PLC	83,054	4,178,056
Vodafone Group PLC	1,852,825	1,877,511

Total United Kingdom		63,096,906

United States - 1.5%
GSK PLC	217,210	3,756,190
Stellantis NV	196,633	2,783,536

Total United States		6,539,726

TOTAL COMMON STOCKS (Cost: $391,897,426)		447,436,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2022

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree International MidCap Dividend Fund(c) (Cost: $1,168,362)	21,180	$1,174,967

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d) (Cost: $9,416,836)	9,416,836	9,416,836

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $402,482,624)		458,028,455
Other Assets less Liabilities - (1.6)%		(7,009,469)

NET ASSETS - 100.0%		$451,018,986

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,644,122 and the total market value of the collateral held by the Fund was $15,403,536. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,986,700.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree International MidCap Dividend Fund	$—	$2,118,549	$822,365	$(127,822)	$6,605	$1,174,967	$29,419

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	1/4/2023	169,035	USD	140,000	GBP	$629	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$447,436,652	$—	$—	$447,436,652
Exchange-Traded Fund	1,174,967	—	—	1,174,967
Investment of Cash Collateral for Securities Loaned	—	9,416,836	—	9,416,836

Total Investments in Securities	$448,611,619	$9,416,836	$—	$458,028,455

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$629	$—	$629

Total - Net	$448,611,619	$9,417,465	$—	$458,029,084

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 12.1%
AGL Energy Ltd.	35,995	$196,989
ALS Ltd.	14,148	117,340
Alumina Ltd.(a)	207,479	213,867
Ampol Ltd.	19,021	364,786
Ansell Ltd.	3,268	62,585
APA Group	89,192	650,825
ASX Ltd.(a)	9,660	445,594
Aurizon Holdings Ltd.	94,036	237,864
Bank of Queensland Ltd.(a)	31,630	148,004
Bendigo & Adelaide Bank Ltd.	28,048	186,594
BlueScope Steel Ltd.	13,808	157,688
Brambles Ltd.	39,788	325,676
Brickworks Ltd.	7,010	105,392
carsales.com Ltd.	10,390	146,275
Challenger Ltd.(a)	20,749	107,221
Charter Hall Group(a)	14,613	118,720
Cochlear Ltd.	974	134,825
Computershare Ltd.	12,039	213,903
Dexus	100,286	527,069
Downer EDI Ltd.	30,643	77,096
Endeavour Group Ltd.(a)	47,048	204,834
GPT Group(a)	80,575	229,496
Harvey Norman Holdings Ltd.(a)	103,672	290,360
IDP Education Ltd.	3,305	60,918
IGO Ltd.	7,123	65,018
Iluka Resources Ltd.	16,055	103,760
Incitec Pivot Ltd.	131,366	334,963
Insurance Australia Group Ltd.	46,530	149,883
JB Hi-Fi Ltd.(a)	11,289	321,154
Medibank Pvt Ltd.	140,072	280,220
Metcash Ltd.(a)	76,254	205,812
Mineral Resources Ltd.	2,369	124,025
Mirvac Group	183,382	264,888
New Hope Corp. Ltd.	82,227	354,648
NIB Holdings Ltd.(a)	21,321	112,056
Nine Entertainment Co. Holdings Ltd.	112,445	140,308
Northern Star Resources Ltd.	25,914	191,728
Orica Ltd.	9,469	96,706
Origin Energy Ltd.	85,965	450,054
OZ Minerals Ltd.	3,235	61,207
Premier Investments Ltd.	6,200	104,441
QBE Insurance Group Ltd.	31,711	288,810
Qube Holdings Ltd.(a)	41,214	78,537
REA Group Ltd.(a)	1,764	132,545
Reece Ltd.	9,767	93,722
Scentre Group	248,129	484,614
SEEK Ltd.(a)	8,541	121,344
Seven Group Holdings Ltd.(a)	8,293	117,933
Sonic Healthcare Ltd.	21,107	428,982
South32 Ltd.	600,689	1,629,429
Steadfast Group Ltd.	35,695	132,410
Stockland	252,023	620,401
Suncorp Group Ltd.	35,419	289,194
TPG Telecom Ltd.	66,319	219,924
Treasury Wine Estates Ltd.	16,848	155,501
Vicinity Ltd.	223,693	303,395
Viva Energy Group Ltd.(b)	131,087	242,688
Washington H Soul Pattinson & Co. Ltd.(a)	8,988	168,594
Whitehaven Coal Ltd.	59,812	382,089
Worley Ltd.	16,350	166,316

Total Australia		14,741,220

Austria - 1.7%
Andritz AG	4,739	270,840
BAWAG Group AG*(b)	6,552	348,232
Erste Group Bank AG	23,921	763,337
EVN AG	5,254	94,764
Telekom Austria AG*	22,102	136,341
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,257	125,395
Voestalpine AG	7,653	202,395
Wienerberger AG	3,033	73,026

Total Austria		2,014,330

Belgium - 2.6%
Aedifica SA	1,333	107,836
Ageas SA/NV	18,456	815,856
Cofinimmo SA	2,658	237,436
D’ieteren Group	685	131,007
Elia Group SA/NV	1,052	149,101
Etablissements Franz Colruyt NV(a)	4,615	104,910
Groupe Bruxelles Lambert NV	5,376	427,905
Melexis NV	1,768	152,839
Proximus SADP	34,925	335,314
Solvay SA(a)	3,576	360,505
Umicore SA	4,963	181,785
Warehouses De Pauw CVA	5,303	151,112

Total Belgium		3,155,606

Burkina Faso - 0.1%
Endeavour Mining PLC	8,191	172,624

Denmark - 0.9%
Chr Hansen Holding A/S	1,893	135,757
Novozymes A/S, Class B	2,654	134,036
Pandora A/S	3,794	265,771
Royal Unibrew A/S	1,579	112,241
Topdanmark A/S	8,135	426,606

Total Denmark		1,074,411

Egypt - 0.1%
Energean PLC	4,990	78,572

Finland - 1.9%
Elisa Oyj	9,527	502,894
Huhtamaki Oyj	2,470	84,355
Kesko Oyj, Class A	6,194	134,524
Kesko Oyj, Class B	12,052	265,224
Kojamo Oyj	6,149	90,563
Metsa Board Oyj, Class B	13,788	128,979
Metso Outotec Oyj	20,951	214,924
Orion Oyj, Class B	3,178	173,792
Stora Enso Oyj, Class R	20,234	283,971
TietoEVRY Oyj	5,756	162,915
Valmet Oyj	8,055	216,293

Total Finland		2,258,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2022

Investments	Shares	Value
France - 5.3%
ALD SA(a)(b)	28,175	$323,551
Arkema SA	2,090	187,099
BioMerieux	974	101,788
Bouygues SA	19,445	581,905
Bureau Veritas SA	8,142	213,850
Carrefour SA	20,137	336,122
Dassault Aviation SA	1,305	220,335
Eiffage SA	2,622	257,222
Elis SA	7,322	107,995
Eramet SA	1,385	123,942
Eurazeo SE	1,732	107,396
Gaztransport Et Technigaz SA	1,499	159,661
Gecina SA	3,355	340,696
Getlink SE	5,759	92,041
Imerys SA	2,759	107,005
Ipsen SA	941	100,930
Klepierre SA*	20,298	466,405
La Francaise des Jeux SAEM(b)	10,094	404,842
Lagardere SA	3,722	79,605
Nexans SA	763	68,769
Remy Cointreau SA	566	95,200
Rexel SA	18,570	365,459
Rothschild & Co.	4,004	159,606
Rubis SCA	7,579	198,982
Societe BIC SA	1,361	92,889
Sodexo SA(a)	1,982	189,276
Sopra Steria Group SACA	591	89,061
SPIE SA	4,008	104,201
Technip Energies NV	5,628	88,115
Valeo	4,466	79,598
Verallia SA(b)	3,731	126,147
Vivendi SE	43,109	410,116
Wendel SE	1,128	104,976

Total France		6,484,785

Germany - 4.4%
Aurubis AG	956	77,909
Bechtle AG	1,653	58,323
Brenntag SE	3,071	195,734
Carl Zeiss Meditec AG, Bearer Shares	701	88,206
DWS Group GmbH & Co. KGaA(b)	18,435	597,325
Encavis AG	3,874	76,427
Evonik Industries AG	23,696	453,568
Fielmann AG	3,431	135,557
Freenet AG	7,715	168,135
GEA Group AG	4,176	170,251
HeidelbergCement AG	8,542	485,724
Hochtief AG	2,205	123,971
HUGO BOSS AG	1,491	86,183
K + S AG, Registered Shares	2,260	44,320
MTU Aero Engines AG	659	142,211
Puma SE	2,724	164,838
Rheinmetall AG	751	149,120
Scout24 SE(b)	1,313	65,763
Sixt SE	1,200	110,076
Stroeer SE & Co. KGaA(a)	2,522	117,246
Suedzucker AG	9,233	161,013
Synlab AG	5,815	70,315
Talanx AG	14,008	662,585
Telefonica Deutschland Holding AG	198,953	489,002
United Internet AG, Registered Shares	3,636	73,303
Wacker Chemie AG	3,058	389,680

Total Germany		5,356,785

Hong Kong - 4.0%
Bank of East Asia Ltd.	112,380	136,210
Champion REIT(a)	301,000	118,781
Hang Lung Group Ltd.	88,000	161,682
Hang Lung Properties Ltd.	267,000	522,030
Hysan Development Co. Ltd.	71,000	230,149
New World Development Co. Ltd.	255,000	718,775
PCCW Ltd.	1,231,000	555,176
Power Assets Holdings Ltd.	210,000	1,150,232
Sino Land Co. Ltd.	590,566	738,496
Swire Pacific Ltd., Class A	40,000	352,084
Swire Pacific Ltd., Class B	157,500	214,306

Total Hong Kong		4,897,921

Ireland - 0.5%
AIB Group PLC	35,609	137,421
Glanbia PLC	6,947	88,377
Kingspan Group PLC(a)	1,676	90,473
Smurfit Kappa Group PLC	8,314	306,655

Total Ireland		622,926

Israel - 2.4%
Alony Hetz Properties & Investments Ltd.	7,699	78,114
Amot Investments Ltd.	30,254	177,057
Ashtrom Group Ltd.	5,619	104,609
Azrieli Group Ltd.	2,951	195,367
Bezeq The Israeli Telecommunication Corp. Ltd.	122,057	209,799
Elbit Systems Ltd.	432	70,080
First International Bank of Israel Ltd.	4,084	160,883
ICL Group Ltd.	144,947	1,045,459
Israel Discount Bank Ltd., Class A	41,837	219,115
Mizrahi Tefahot Bank Ltd.	13,354	431,067
Phoenix Holdings Ltd.	14,241	151,350
Strauss Group Ltd.	3,500	92,536

Total Israel		2,935,436

Italy - 4.8%
A2A SpA	194,976	259,070
ACEA SpA	12,635	174,222
Amplifon SpA(a)	2,502	74,287
Banca Generali SpA*	6,992	239,238
Banca Mediolanum SpA	34,610	288,039
Banco BPM SpA	84,175	299,512
BPER Banca	39,677	81,239
Brembo SpA	7,343	81,895
Buzzi Unicem SpA	4,880	93,747
Davide Campari-Milano NV	9,799	99,184
De’ Longhi SpA	6,412	143,570
DiaSorin SpA	390	54,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2022

Investments	Shares	Value
ERG SpA	5,852	$180,871
FinecoBank Banca Fineco SpA	15,682	259,752
Hera SpA(a)	63,527	170,786
Infrastrutture Wireless Italiane SpA(b)	30,570	307,139
Italgas SpA	59,629	330,287
Leonardo SpA	9,936	85,470
Mediobanca Banca di Credito Finanziario SpA	57,635	552,614
Moncler SpA	3,519	185,905
Poste Italiane SpA(b)	78,818	767,665
Prysmian SpA	4,174	154,400
Recordati Industria Chimica e Farmaceutica SpA	5,479	226,589
Unipol Gruppo SpA	32,597	158,569
UnipolSai Assicurazioni SpA(a)	229,550	563,960

Total Italy		5,832,286

Japan - 25.0%
ABC-Mart, Inc.	1,978	111,984
Advantest Corp.	3,500	224,942
AGC, Inc.(a)	9,028	300,717
Air Water, Inc.	7,000	81,435
Aisin Corp.	10,900	291,614
Alfresa Holdings Corp.	10,300	130,833
Amada Co. Ltd.	14,000	109,712
Aozora Bank Ltd.(a)	6,300	123,904
Asahi Kasei Corp.	40,100	286,105
Azbil Corp.(a)	2,000	50,400
Bank of Kyoto Ltd.	1,800	79,942
Brother Industries Ltd.	6,400	97,350
Canon Marketing Japan, Inc.(a)	5,000	113,267
Capcom Co. Ltd.	3,800	121,248
Casio Computer Co. Ltd.	7,900	80,410
Chiba Bank Ltd.	21,700	158,213
Chubu Electric Power Co., Inc.	25,200	260,127
Coca-Cola Bottlers Japan Holdings, Inc.(a)	10,200	111,087
COMSYS Holdings Corp.	5,200	91,235
Concordia Financial Group Ltd.	39,200	163,401
Cosmo Energy Holdings Co. Ltd.	5,400	142,832
CyberAgent, Inc.	7,700	68,162
Dai Nippon Printing Co. Ltd.	6,579	132,133
Daifuku Co. Ltd.	1,900	88,992
Daito Trust Construction Co. Ltd.	3,520	361,217
Daiwa Securities Group, Inc.	76,200	336,690
Dentsu Group, Inc.(a)	7,700	241,893
Disco Corp.	1,300	371,935
Dowa Holdings Co. Ltd.	1,100	34,598
Ebara Corp.	2,700	96,586
Electric Power Development Co. Ltd.	6,700	106,432
ENEOS Holdings, Inc.	179,600	609,806
Fuji Electric Co. Ltd.	2,875	109,601
Fukuoka Financial Group, Inc.	6,600	150,313
Hakuhodo DY Holdings, Inc.	8,800	88,704
Hamamatsu Photonics KK	2,500	119,747
Hankyu Hanshin Holdings, Inc.	3,900	115,866
Haseko Corp.	14,700	164,107
Hirose Electric Co. Ltd.	1,675	210,732
Hitachi Construction Machinery Co. Ltd.	7,500	168,195
Hulic Co. Ltd.(a)	26,000	204,934
Idemitsu Kosan Co. Ltd.	13,866	322,624
IHI Corp.	5,500	160,275
Iida Group Holdings Co. Ltd.	10,100	153,171
Internet Initiative Japan, Inc.	3,800	70,560
Isuzu Motors Ltd.	28,700	336,496
Itochu Techno-Solutions Corp.	5,800	134,950
J. Front Retailing Co. Ltd.	8,800	80,100
Japan Exchange Group, Inc.	13,200	189,829
Japan Metropolitan Fund Invest	352	279,316
Japan Post Insurance Co. Ltd.	12,900	226,920
Kajima Corp.	18,776	218,575
Kakaku.com, Inc.	3,000	48,020
Kamigumi Co. Ltd.	6,200	126,260
Kansai Electric Power Co., Inc.	33,300	322,791
Kansai Paint Co. Ltd.	3,800	46,627
Kawasaki Heavy Industries Ltd.	3,600	84,308
Kawasaki Kisen Kaisha Ltd.(a)	24,500	517,500
Kewpie Corp.(a)	7,300	132,229
Kikkoman Corp.	1,600	84,156
Koei Tecmo Holdings Co. Ltd.(a)	7,420	134,515
Konami Group Corp.	3,200	144,788
Kose Corp.	700	76,502
Kuraray Co. Ltd.(a)	21,000	168,388
Kurita Water Industries Ltd.	2,200	91,038
Kyushu Railway Co.	5,300	117,372
Lawson, Inc.	3,900	148,676
Marui Group Co. Ltd.	5,800	95,872
MatsukiyoCocokara & Co.	2,000	100,042
Mazda Motor Corp.	22,600	172,140
Mebuki Financial Group, Inc.	43,000	108,848
Medipal Holdings Corp.	5,700	75,211
MEIJI Holdings Co. Ltd.	7,100	362,681
MISUMI Group, Inc.	2,600	56,731
Mitsubishi Chemical Group Corp.	59,100	306,687
Mitsubishi Gas Chemical Co., Inc.	8,200	113,294
Mitsui Chemicals, Inc.	8,100	182,633
Mitsui OSK Lines Ltd.(a)	47,100	1,174,421
Nabtesco Corp.	3,000	76,509
NEC Corp.	5,400	189,693
NGK Insulators Ltd.	16,900	214,924
NGK Spark Plug Co. Ltd.	14,700	271,729
NH Foods Ltd.	2,300	64,061
Nikon Corp.	9,700	86,454
Nippon Express Holdings, Inc.(a)	1,600	91,432
Nippon Sanso Holdings Corp.	6,800	98,744
Nippon Shinyaku Co. Ltd.	1,800	102,043
Nippon Yusen KK(a)	67,800	1,598,075
Nissan Chemical Corp.	4,300	188,366
Nisshin Seifun Group, Inc.	7,400	92,707
Nissin Foods Holdings Co. Ltd.	1,900	150,047
Nitto Denko Corp.	5,800	336,277
NOF Corp.	2,800	112,047
Nomura Holdings, Inc.	118,000	436,961
Nomura Real Estate Holdings, Inc.	9,368	200,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2022

Investments	Shares	Value
NSK Ltd.	25,200	$133,883
Obayashi Corp.	32,000	242,040
Oji Holdings Corp.	25,862	104,079
Open House Group Co. Ltd.	2,800	102,285
Oracle Corp.	2,200	142,059
Osaka Gas Co. Ltd.	9,700	156,588
Otsuka Corp.(a)	4,200	132,260
Persol Holdings Co. Ltd.	3,600	77,159
Pola Orbis Holdings, Inc.(a)	8,400	118,413
Resona Holdings, Inc.	69,800	382,579
Ricoh Co. Ltd.	16,200	123,638
Rohm Co. Ltd.	1,900	137,231
Ryohin Keikaku Co. Ltd.	8,600	102,070
Sankyo Co. Ltd.	2,400	97,859
Santen Pharmaceutical Co. Ltd.	17,100	139,190
SBI Holdings, Inc.	20,800	396,784
SCREEN Holdings Co. Ltd.(a)	1,800	115,412
SCSK Corp.	8,000	121,323
Sega Sammy Holdings, Inc.	7,500	113,513
Seiko Epson Corp.	10,200	148,889
Sekisui Chemical Co. Ltd.	11,000	153,814
Seven Bank Ltd.(a)	76,300	151,507
SG Holdings Co. Ltd.	16,600	230,232
Sharp Corp.(a)	25,000	179,052
Shimadzu Corp.	3,500	99,341
Shimamura Co. Ltd.	1,200	119,141
Shimizu Corp.	18,000	96,040
SHO-BOND Holdings Co. Ltd.	3,100	132,040
Showa Denko KK(a)	4,500	68,892
Sohgo Security Services Co. Ltd.	3,100	84,463
Sojitz Corp.	17,580	334,825
Square Enix Holdings Co. Ltd.	3,700	171,897
SUMCO Corp.(a)	10,900	145,146
Sumitomo Chemical Co. Ltd.	74,100	266,197
Sumitomo Electric Industries Ltd.	22,912	261,254
Sumitomo Forestry Co. Ltd.(a)	15,000	265,224
Sumitomo Heavy Industries Ltd.(a)	8,100	162,313
Sumitomo Metal Mining Co. Ltd.	15,700	555,798
Sumitomo Mitsui Trust Holdings, Inc.	13,900	483,332
Sumitomo Pharma Co. Ltd.	11,790	89,266
Sumitomo Realty & Development Co. Ltd.	6,800	160,846
Sumitomo Rubber Industries Ltd.(a)	7,400	64,609
Sundrug Co. Ltd.	3,000	89,014
Suntory Beverage & Food Ltd.	5,100	173,936
T&D Holdings, Inc.	21,851	314,984
Taisei Corp.	5,775	186,015
Taiyo Yuden Co. Ltd.	2,200	63,860
TechnoPro Holdings, Inc.	2,900	77,475
THK Co. Ltd.(a)	4,500	85,774
TIS, Inc.	4,300	113,411
Tokyo Gas Co. Ltd.	14,900	291,913
Tokyo Tatemono Co. Ltd.	9,200	111,492
Tokyu Corp.(a)	6,200	78,143
Tokyu Fudosan Holdings Corp.	22,800	108,518
Toray Industries, Inc.	35,200	196,509
Tosoh Corp.	24,000	285,574
TOTO Ltd.	3,400	115,957
Toyo Seikan Group Holdings Ltd.	12,100	148,745
Toyo Suisan Kaisha Ltd.	1,600	61,844
Toyota Boshoku Corp.	6,700	89,675
Toyota Tsusho Corp.	11,400	422,062
Trend Micro, Inc.(a)	4,730	220,108
Tsuruha Holdings, Inc.	800	61,844
USS Co. Ltd.	11,700	185,771
West Japan Railway Co.	4,400	191,046
Yakult Honsha Co. Ltd.	2,400	155,701
Yamada Holdings Co. Ltd.	31,900	112,905
Yamaha Motor Co. Ltd.(a)	12,160	277,400
Yamato Holdings Co. Ltd.	6,900	109,139
Yaskawa Electric Corp.(a)	4,500	144,094
Yokogawa Electric Corp.	4,200	67,005
Yokohama Rubber Co. Ltd.(a)	4,600	71,748
ZOZO, Inc.	6,300	155,656

Total Japan		30,516,745

Netherlands - 4.3%
Aalberts NV	2,238	86,535
Aegon NV(a)	80,869	408,924
Arcadis NV	2,378	93,142
ASM International NV	410	103,114
ASR Nederland NV	10,928	517,250
BE Semiconductor Industries NV	4,314	260,409
CTP NV(b)	13,490	158,945
Euronext NV(b)	2,916	215,233
IMCD NV(a)	719	102,173
Koninklijke KPN NV	263,182	811,746
Koninklijke Vopak NV	6,991	207,047
OCI NV	28,544	1,018,092
Randstad NV(a)	16,011	973,317
SBM Offshore NV	11,140	174,295
Signify NV(b)	5,166	173,011

Total Netherlands		5,303,233

Norway - 2.7%
Aker ASA, Class A	2,097	153,161
Gjensidige Forsikring ASA	25,001	487,787
Kongsberg Gruppen ASA	1,945	82,057
Leroy Seafood Group ASA	28,475	159,415
Mowi ASA	17,170	291,425
Norsk Hydro ASA	88,775	660,743
Orkla ASA	34,079	245,413
Salmar ASA	6,595	257,614
SpareBank 1 SR-Bank ASA	9,244	113,263
Storebrand ASA	17,180	148,936
Wallenius Wilhelmsen ASA	11,836	116,606
Yara International ASA	13,357	583,852

Total Norway		3,300,272

Portugal - 0.5%
Galp Energia SGPS SA	33,100	445,460
Navigator Co. SA	46,500	171,412

Total Portugal		616,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2022

Investments	Shares	Value
Singapore - 5.3%
BOC Aviation Ltd.(b)	24,200	$202,004
CapitaLand Ascendas REIT	319,500	652,721
CapitaLand Ascott Trust	178,400	139,666
CapitaLand Integrated Commercial Trust	476,800	725,225
City Developments Ltd.	38,700	237,475
ComfortDelGro Corp. Ltd.	133,400	122,340
Frasers Centrepoint Trust	96,700	151,409
Frasers Logistics & Commercial Trust	355,000	307,038
Genting Singapore Ltd.(a)	266,800	189,975
Jardine Cycle & Carriage Ltd.(a)	22,111	471,499
Keppel Corp. Ltd.	82,800	448,202
Keppel REIT	325,400	220,783
Mapletree Industrial Trust	233,300	386,166
Mapletree Logistics Trust(a)	236,100	279,898
Mapletree Pan Asia Commercial Trust	253,500	315,646
NetLink NBN Trust	232,500	143,882
Olam Group Ltd.	173,800	189,195
Sembcorp Industries Ltd.	61,100	153,980
Singapore Exchange Ltd.	53,400	356,345
Singapore Technologies Engineering Ltd.	142,100	354,932
Suntec Real Estate Investment Trust	232,700	239,432
UOL Group Ltd.	16,200	81,169
Venture Corp. Ltd.	10,500	133,560

Total Singapore		6,502,542

Spain - 4.0%
Acciona SA	1,632	299,407
Acerinox SA	20,804	205,201
ACS Actividades de Construccion y Servicios SA(a)	29,253	835,766
Banco de Sabadell SA	190,201	178,795
Bankinter SA	45,916	307,156
Cia de Distribucion Integral Logista Holdings SA	11,865	298,845
Cie Automotive SA	3,204	82,272
Enagas SA(a)	23,283	385,777
Fluidra SA(a)	8,075	125,134
Grupo Catalana Occidente SA	5,484	172,950
Inmobiliaria Colonial Socimi SA	24,274	155,698
Laboratorios Farmaceuticos Rovi SA(a)	1,873	72,082
Mapfre SA(a)	210,276	406,195
Merlin Properties Socimi SA	69,370	649,658
Red Electrica Corp. SA	29,045	504,032
Unicaja Banco SA(b)	69,713	76,708
Viscofan SA(a)	2,099	134,857

Total Spain		4,890,533

Sweden - 3.9%
Alfa Laval AB	8,346	241,181
Avanza Bank Holding AB(a)	6,451	138,437
Axfood AB	7,867	215,862
Billerud AB	9,365	114,237
Boliden AB*	10,886	408,767
Castellum AB(a)	17,540	212,527
Epiroc AB, Class B	8,103	130,377
Fabege AB(a)	15,484	131,814
Hexpol AB	16,041	171,040
Holmen AB, Class B	1,921	76,309
Husqvarna AB, Class B	22,067	154,858
Industrivarden AB, Class A	6,152	149,674
Industrivarden AB, Class C(a)	4,038	98,048
Indutrade AB	3,642	73,787
Investment AB Latour, Class B	9,832	185,987
Lifco AB, Class B	5,149	86,060
Nordnet AB publ	9,819	142,250
Saab AB, Class B	1,522	59,992
Sagax AB, Class B	2,437	55,315
Securitas AB, Class B	20,099	167,744
SKF AB, Class B(a)	14,950	228,350
SSAB AB, Class B	86,514	450,027
Svenska Cellulosa AB SCA, Class B	8,731	110,567
Sweco AB, Class B	8,974	85,998
Tele2 AB, Class B	41,448	338,521
Thule Group AB(b)	4,897	102,316
Trelleborg AB, Class B	4,787	110,630
Volvo AB, Class A	13,574	258,075

Total Sweden		4,698,750

Switzerland - 4.6%
Allreal Holding AG, Registered Shares	878	142,727
Baloise Holding AG, Registered Shares	3,296	508,365
Banque Cantonale Vaudoise, Registered Shares	4,529	434,445
BKW AG	1,151	157,373
Cembra Money Bank AG	1,425	118,442
Clariant AG, Registered Shares*	5,652	89,496
Coca-Cola HBC AG*	9,613	228,147
DKSH Holding AG	2,411	182,936
EFG International AG*	17,472	166,751
Galenica AG(b)	2,103	171,727
Georg Fischer AG, Registered Shares	1,614	98,738
Helvetia Holding AG, Registered Shares	3,893	453,594
Julius Baer Group Ltd.	10,235	595,825
Logitech International SA, Registered Shares	3,029	186,808
OC Oerlikon Corp. AG, Registered Shares	15,546	101,825
PSP Swiss Property AG, Registered Shares	2,051	240,525
Schindler Holding AG, Participation Certificate	957	179,877
Schindler Holding AG, Registered Shares	1,503	270,969
SFS Group AG	900	85,117
SIG Group AG*	7,514	164,054
Stadler Rail AG(a)	2,763	97,953
Swatch Group AG, Bearer Shares	638	181,360
Swatch Group AG, Registered Shares	2,676	138,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2022

Investments	Shares	Value
Swiss Prime Site AG, Registered Shares	2,864	$248,108
Temenos AG, Registered Shares	984	53,965
VAT Group AG(a)(b)	658	179,791
Vontobel Holding AG, Registered Shares	2,627	174,054

Total Switzerland		5,651,920

United Kingdom - 8.6%
Airtel Africa PLC(b)	168,884	227,122
Associated British Foods PLC	17,809	337,618
Auto Trader Group PLC(b)	13,889	86,142
Balfour Beatty PLC	26,981	109,570
Beazley PLC	16,797	137,294
Bellway PLC	6,239	143,156
Big Yellow Group PLC	8,507	117,373
British Land Co. PLC	45,944	218,356
Britvic PLC	14,354	134,160
Bunzl PLC	8,464	280,903
Burberry Group PLC	8,045	196,450
Centrica PLC	85,348	99,092
Computacenter PLC	3,360	77,238
ConvaTec Group PLC(b)	37,601	105,206
Croda International PLC	1,987	157,846
DCC PLC	3,015	147,971
Derwent London PLC	3,119	88,844
Dr. Martens PLC	17,649	40,464
Drax Group PLC	21,601	182,667
DS Smith PLC	58,571	226,513
Fresnillo PLC	20,131	218,376
Games Workshop Group PLC	1,347	138,779
Halma PLC	2,297	54,543
Harbour Energy PLC	40,565	148,534
Hargreaves Lansdown PLC	19,978	205,758
Howden Joinery Group PLC	17,641	119,174
IMI PLC	4,750	73,593
Inchcape PLC	16,858	166,284
InterContinental Hotels Group PLC	4,642	264,899
Intertek Group PLC	3,493	169,498
Investec PLC	31,660	194,761
ITV PLC	254,552	230,140
J. Sainsbury PLC	138,699	363,213
Kingfisher PLC	97,469	276,817
Land Securities Group PLC	37,583	280,926
Micro Focus International PLC	15,912	101,330
Mondi PLC	14,776	250,525
Next PLC	4,376	305,622
OSB Group PLC	40,113	231,513
Pearson PLC	13,273	149,954
Pennon Group PLC	9,590	102,496
Renishaw PLC	1,394	61,507
Rentokil Initial PLC	20,623	126,022
Rightmove PLC	11,614	71,445
Rotork PLC	13,955	51,467
RS Group PLC	9,999	107,709
Sage Group PLC	23,713	212,678
Schroders PLC	50,647	265,626
Segro PLC	31,642	290,643
Severn Trent PLC	8,741	278,741
Smith & Nephew PLC	25,747	343,624
Smiths Group PLC	8,185	157,384
Spectris PLC	2,388	86,233
Spirax-Sarco Engineering PLC	895	114,281
St. James’s Place PLC	24,268	319,652
Tate & Lyle PLC	10,393	88,912
Tritax Big Box REIT PLC	76,557	127,637
Unite Group PLC	15,550	170,216
United Utilities Group PLC	25,340	302,194
Weir Group PLC	4,102	82,353
Whitbread PLC	3,505	108,355

Total United Kingdom		10,527,399

TOTAL COMMON STOCKS (Cost: $123,606,813)		121,633,602

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $6,398,333)	6,398,333	6,398,333

TOTAL INVESTMENTS IN SECURITIES - 104.9% (Cost: $130,005,146)		128,031,935
Other Assets less Liabilities - (4.9)%		(5,970,275)

NET ASSETS - 100.0%		$122,061,660

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,314,319 and the total market value of the collateral held by the Fund was $16,151,402. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,753,069.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/4/2023	8,857	USD	13,000	AUD	$41	$—
HSBC Holdings PLC	1/4/2023	15,700	USD	13,000	GBP	63	—
Morgan Stanley & Co. International	1/4/2023	20,351	USD	19,000	EUR	73	—
Standard Chartered Bank	1/4/2023	9,171	USD	1,200,000	JPY	76	—

						$253	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$121,633,602	$—	$—	$121,633,602
Investment of Cash Collateral for Securities Loaned	—	6,398,333	—	6,398,333

Total Investments in Securities	$121,633,602	$6,398,333	$—	$128,031,935

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$253	$—	$253

Total - Net	$121,633,602	$6,398,586	$—	$128,032,188

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 100.1%

Australia - 11.3%
ANZ Group Holdings Ltd.	27,405	$439,714
APA Group	38,961	284,294
Aurizon Holdings Ltd.	97,291	246,098
BHP Group Ltd.	5,606	173,472
BlueScope Steel Ltd.	13,654	155,929
Brambles Ltd.	51,112	418,366
Coles Group Ltd.(a)	19,991	226,671
Computershare Ltd.	26,249	466,380
Endeavour Group Ltd.(a)	84,169	366,449
Medibank Pvt Ltd.	81,777	163,598
National Australia Bank Ltd.(a)	5,240	106,818
QBE Insurance Group Ltd.	15,595	142,032
Rio Tinto Ltd.	4,833	381,534
Sonic Healthcare Ltd.	11,129	226,188
South32 Ltd.	19,842	53,823
Telstra Group Ltd.(a)	44,395	120,125
Westpac Banking Corp.(a)	14,538	230,206
Woolworths Group Ltd.(a)	3,840	87,394

Total Australia		4,289,091

Austria - 0.5%
OMV AG	3,332	171,047

Belgium - 0.2%
UCB SA	1,197	93,973

China - 1.1%
BOC Hong Kong Holdings Ltd.	66,000	224,934
SITC International Holdings Co. Ltd.	21,000	46,709
WH Group Ltd.(b)	65,000	37,809
Wilmar International Ltd.	18,600	57,830
Xinyi Glass Holdings Ltd.	32,000	59,614

Total China		426,896

Finland - 2.1%
Elisa Oyj	10,892	574,947
Fortum Oyj	2,308	38,278
Orion Oyj, Class B	3,452	188,776

Total Finland		802,001

France - 10.6%
AXA SA	7,046	195,929
Carrefour SA	12,471	208,163
Danone SA	690	36,253
Dassault Aviation SA	1,634	275,883
Eiffage SA	2,062	202,286
Engie SA	3,642	52,038
Ipsen SA	3,032	325,208
Klepierre SA*	19,414	446,093
La Francaise des Jeux SAEM(b)	10,675	428,145
Orange SA	19,249	190,664
Sanofi	4,005	384,006
Sodexo SA	347	33,138
Thales SA	2,448	311,686
TotalEnergies SE(a)	13,100	819,984
Vivendi SE	11,325	107,740

Total France		4,017,216

Germany - 4.6%
Bayer AG, Registered Shares	5,278	272,212
Bayerische Motoren Werke AG	3,857	343,224
Deutsche Boerse AG	174	29,972
Deutsche Telekom AG, Registered Shares	21,001	417,739
E.ON SE	32,804	326,784
Hannover Rueck SE	1,608	318,343
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	112	36,338

Total Germany		1,744,612

Hong Kong - 5.7%
CK Asset Holdings Ltd.	38,000	233,941
CK Infrastructure Holdings Ltd.	129,000	675,168
Hongkong Land Holdings Ltd.	19,600	90,160
Jardine Matheson Holdings Ltd.	1,900	96,710
MTR Corp. Ltd.	33,500	177,480
Power Assets Holdings Ltd.	18,500	101,330
Sino Land Co. Ltd.	169,498	211,955
Sun Hung Kai Properties Ltd.	18,000	246,305
Swire Pacific Ltd., Class A	22,500	198,048
Swire Properties Ltd.	46,000	116,931

Total Hong Kong		2,148,028

Israel - 0.7%
Check Point Software Technologies Ltd.*	1,908	240,713
ZIM Integrated Shipping Services Ltd.(a)	1,972	33,899

Total Israel		274,612

Italy - 1.2%
Eni SpA	25,314	358,939
Snam SpA	20,927	101,108

Total Italy		460,047

Japan - 21.7%
AGC, Inc.(a)	1,100	36,640
Astellas Pharma, Inc.	2,200	33,456
Brother Industries Ltd.	2,600	39,548
Canon, Inc.(a)	2,100	45,447
Chiba Bank Ltd.	6,200	45,204
Chugai Pharmaceutical Co. Ltd.	1,500	38,289
Dai Nippon Printing Co. Ltd.	10,800	216,909
Dai-ichi Life Holdings, Inc.	10,700	242,797
Daito Trust Construction Co. Ltd.	900	92,357
Daiwa House Industry Co. Ltd.	3,800	87,523
East Japan Railway Co.	500	28,497
ENEOS Holdings, Inc.	100,800	342,252
Hankyu Hanshin Holdings, Inc.	1,800	53,477
Hulic Co. Ltd.(a)	4,600	36,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2022

Investments	Shares	Value
Idemitsu Kosan Co. Ltd.	6,100	$141,930
Inpex Corp.(a)	12,600	133,310
ITOCHU Corp.	4,500	141,400
Japan Post Holdings Co. Ltd.(a)	25,400	213,584
Japan Post Insurance Co. Ltd.	11,400	200,534
Japan Tobacco, Inc.(a)	4,800	96,804
Kajima Corp.	4,800	55,878
KDDI Corp.	3,100	93,556
Kintetsu Group Holdings Co. Ltd.(a)	1,700	56,110
Kirin Holdings Co. Ltd.(a)	4,800	73,158
Marubeni Corp.	3,300	37,891
Mazda Motor Corp.	4,900	37,322
McDonald’s Holdings Co. Japan Ltd.(a)	5,100	193,069
MEIJI Holdings Co. Ltd.	1,500	76,623
Mitsubishi Corp.	1,900	61,675
Mitsubishi Heavy Industries Ltd.	1,100	43,635
Mitsui Fudosan Co. Ltd.	11,500	210,660
Mitsui OSK Lines Ltd.(a)	1,500	37,402
Mizuho Financial Group, Inc.	15,400	216,624
MS&AD Insurance Group Holdings, Inc.	6,100	195,281
NGK Insulators Ltd.	3,500	44,511
Nintendo Co. Ltd.	1,600	67,082
Nippon Steel Corp.	2,200	38,216
Nippon Telegraph & Telephone Corp.	4,200	119,750
Nippon Yusen KK	5,400	127,280
Nissin Foods Holdings Co. Ltd.	1,200	94,767
Nomura Real Estate Holdings, Inc.	1,500	32,172
Obayashi Corp.	4,800	36,306
Oji Holdings Corp.	33,700	135,622
Ono Pharmaceutical Co. Ltd.(a)	5,900	137,858
Osaka Gas Co. Ltd.	14,300	230,846
Otsuka Holdings Co. Ltd.	3,800	123,983
Pan Pacific International Holdings Corp.	2,100	39,041
SBI Holdings, Inc.(a)	2,000	38,152
SCSK Corp.	4,700	71,277
Secom Co. Ltd.	2,000	114,335
Seiko Epson Corp.	2,600	37,952
Sekisui Chemical Co. Ltd.	10,800	151,017
Sekisui House Ltd.	9,500	168,011
SG Holdings Co. Ltd.	14,000	194,172
SoftBank Corp.	5,100	57,515
Sompo Holdings, Inc.	5,200	230,945
Square Enix Holdings Co. Ltd.	900	41,813
Sumitomo Chemical Co. Ltd.	16,100	57,838
Sumitomo Corp.	4,100	68,237
Sumitomo Mitsui Financial Group, Inc.	1,400	56,193
Suntory Beverage & Food Ltd.	1,400	47,747
Taisei Corp.	1,500	48,316
Takeda Pharmaceutical Co. Ltd.	6,000	186,942
TIS, Inc.	5,200	137,148
Tobu Railway Co. Ltd.(a)	3,100	72,363
Tokio Marine Holdings, Inc.	11,100	237,866
Tokyo Gas Co. Ltd.	4,500	88,162
Tokyu Corp.(a)	4,300	54,196
Toshiba Corp.	1,200	41,863
Tosoh Corp.	2,900	34,507
Trend Micro, Inc.(a)	12,600	586,335
USS Co. Ltd.	10,000	158,778
Yakult Honsha Co. Ltd.	5,400	350,328
Yamato Holdings Co. Ltd.(a)	2,900	45,870

Total Japan		8,260,412

Netherlands - 4.2%
Heineken Holding NV	4,142	318,500
Heineken NV	3,491	327,421
Koninklijke Ahold Delhaize NV(a)	8,893	254,740
Koninklijke KPN NV(a)	63,151	194,780
OCI NV(a)	4,462	159,148
Wolters Kluwer NV(a)	3,121	325,627

Total Netherlands		1,580,216

New Zealand - 0.5%
Mercury NZ Ltd.	20,119	70,747
Spark New Zealand Ltd.	29,390	100,373

Total New Zealand		171,120

Norway - 3.0%
Equinor ASA	9,300	332,123
Kongsberg Gruppen ASA	3,208	135,341
Mowi ASA	2,364	40,124
Orkla ASA	32,393	233,272
Telenor ASA	4,562	42,420
Yara International ASA	8,436	368,748

Total Norway		1,152,028

Portugal - 0.5%
Jeronimo Martins SGPS SA	8,872	191,077

Russia - 0.0%
Evraz PLC*†	17,300	0

Singapore - 3.7%
CapitaLand Ascendas REIT	17,500	35,752
CapitaLand Investment Ltd.	14,900	41,105
City Developments Ltd.	28,700	176,112
DBS Group Holdings Ltd.	9,400	237,733
Genting Singapore Ltd.	319,400	227,428
Oversea-Chinese Banking Corp. Ltd.	24,400	221,587
Singapore Airlines Ltd.	24,400	100,605
Singapore Telecommunications Ltd.	21,900	41,965
United Overseas Bank Ltd.	14,700	336,482

Total Singapore		1,418,769

Spain - 5.9%
Acciona SA(a)	863	158,326
ACS Actividades de Construccion y Servicios SA	21,698	619,918
Banco Bilbao Vizcaya Argentaria SA	6,171	37,105
Enagas SA(a)	18,045	298,988
Endesa SA	12,054	226,868
Industria de Diseno Textil SA	11,382	301,864
Red Electrica Corp. SA	5,552	96,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2022

Investments	Shares	Value
Repsol SA	18,800	$297,955
Telefonica SA	60,514	218,615

Total Spain		2,255,986

Sweden - 2.0%
Essity AB, Class B	7,693	201,785
Swedbank AB, Class A	14,280	242,991
Tele2 AB, Class B	38,228	312,222

Total Sweden		756,998

Switzerland - 8.2%
Baloise Holding AG, Registered Shares	1,232	190,020
Coca-Cola HBC AG*	3,070	72,861
Kuehne + Nagel International AG, Registered Shares	1,475	343,082
Nestle SA, Registered Shares	2,296	265,881
Novartis AG, Registered Shares	8,340	753,503
Roche Holding AG	2,277	714,946
Sonova Holding AG, Registered Shares	198	46,932
Swisscom AG, Registered Shares	814	445,712
Zurich Insurance Group AG	559	267,235

Total Switzerland		3,100,172

United Kingdom - 11.3%
BAE Systems PLC	32,044	329,952
British American Tobacco PLC	5,717	225,668
CK Hutchison Holdings Ltd.	37,000	222,096
Coca-Cola Europacific Partners PLC	1,210	66,937
Compass Group PLC	1,345	31,023
Glencore PLC	41,988	279,003
HSBC Holdings PLC	5,832	36,178
Imperial Brands PLC	18,239	454,371
J. Sainsbury PLC	102,386	268,120
National Grid PLC	37,640	451,595
Pearson PLC	13,319	150,473
Reckitt Benckiser Group PLC	6,038	417,919
Shell PLC	8,763	245,184
Tesco PLC	203,091	547,717
Unilever PLC	8,383	421,709
Vodafone Group PLC	149,103	151,090

Total United Kingdom		4,299,035

United States - 1.1%
GSK PLC	24,857	429,850

TOTAL COMMON STOCKS (Cost: $37,243,342)		38,043,186

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $1,784,797)	1,784,797	1,784,797

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $39,028,139)		39,827,983
Other Assets less Liabilities - (4.8)%		(1,811,179)

NET ASSETS - 100.0%		$38,016,804

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,507,293 and the total market value of the collateral held by the Fund was $3,695,851. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,911,054.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/11/2023	3,348,931	USD	4,922,408	AUD	$9,845	$—
Bank of America NA	1/11/2023	87,447	USD	136,377	NZD	1,189	—
Citibank NA	1/11/2023	44,035	AUD	29,522	USD	349	—
Citibank NA	1/11/2023	12,298	CHF	13,198	USD	104	—
Citibank NA	1/11/2023	59,600	EUR	63,342	USD	298	—
Citibank NA	1/11/2023	21,289	GBP	25,688	USD	—	(75)
Citibank NA	1/11/2023	70,227	NOK	7,111	USD	20	—
Citibank NA	1/11/2023	1,226	NZD	771	USD	4	—
Citibank NA	1/11/2023	39,156	SEK	3,726	USD	34	—
Citibank NA	1/11/2023	7,063	SGD	5,230	USD	37	—
Citibank NA	1/11/2023	593,360	USD	802,032	SGD	—	(4,765)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2022

Citibank NA	1/12/2023	4,783,866	JPY	36,094	USD	197	—
Citibank NA	1/12/2023	4,094,511	USD	556,975,102	JPY	—	(130,773)
Goldman Sachs	1/11/2023	256,078	USD	379,648	AUD	—	(1,454)
Goldman Sachs	1/11/2023	114,480	USD	106,153	CHF	—	(341)
Goldman Sachs	1/11/2023	549,443	USD	515,285	EUR	—	(769)
Goldman Sachs	1/11/2023	2,913,941	USD	2,367,974	GBP	64,976	—
Goldman Sachs	1/11/2023	222,816	USD	185,341	GBP	—	(172)
Goldman Sachs	1/11/2023	806,729	USD	8,040,788	NOK	—	(9,758)
Goldman Sachs	1/11/2023	61,687	USD	604,995	NOK	254	—
Goldman Sachs	1/11/2023	6,687	USD	10,637	NZD	—	(41)
Goldman Sachs	1/11/2023	422,660	USD	4,358,154	SEK	4,212	—
Goldman Sachs	1/11/2023	32,319	USD	337,236	SEK	—	(61)
Goldman Sachs	1/11/2023	45,372	USD	61,077	SGD	—	(177)
Goldman Sachs	1/12/2023	313,089	USD	41,667,837	JPY	—	(3,009)
HSBC Holdings PLC	1/11/2023	258,087	USD	386,170	AUD	—	(3,869)
HSBC Holdings PLC	1/11/2023	258,557	USD	385,686	AUD	—	(3,071)
HSBC Holdings PLC	1/11/2023	115,378	USD	107,151	CHF	—	(523)
HSBC Holdings PLC	1/11/2023	115,588	USD	107,716	CHF	—	(923)
HSBC Holdings PLC	1/11/2023	553,754	USD	521,652	EUR	—	(3,256)
HSBC Holdings PLC	1/11/2023	554,761	USD	522,011	EUR	—	(2,633)
HSBC Holdings PLC	1/11/2023	224,565	USD	186,611	GBP	49	—
HSBC Holdings PLC	1/11/2023	224,974	USD	186,466	GBP	633	—
HSBC Holdings PLC	1/11/2023	62,171	USD	613,214	NOK	—	(97)
HSBC Holdings PLC	1/11/2023	62,284	USD	615,148	NOK	—	(180)
HSBC Holdings PLC	1/11/2023	6,739	USD	10,771	NZD	—	(74)
HSBC Holdings PLC	1/11/2023	6,752	USD	10,736	NZD	—	(38)
HSBC Holdings PLC	1/11/2023	32,572	USD	340,083	SEK	—	(81)
HSBC Holdings PLC	1/11/2023	32,632	USD	342,972	SEK	—	(298)
HSBC Holdings PLC	1/11/2023	45,728	USD	61,849	SGD	—	(397)
HSBC Holdings PLC	1/11/2023	45,811	USD	61,865	SGD	—	(325)
HSBC Holdings PLC	1/12/2023	315,546	USD	41,636,073	JPY	—	(311)
HSBC Holdings PLC	1/12/2023	316,120	USD	41,900,125	JPY	—	(1,740)
Morgan Stanley & Co. International	1/11/2023	1,497,142	USD	1,391,460	CHF	—	(7,943)
Morgan Stanley & Co. International	1/11/2023	7,185,488	USD	6,800,221	EUR	—	(75,663)

						$82,201	$(252,817)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	38,043,186	—	—		38,043,186
Investment of Cash Collateral for Securities Loaned	—	1,784,797	—		1,784,797

Total Investments in Securities	$38,043,186	$1,784,797	$0		$39,827,983

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$82,201	$—		$82,201
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(252,817)	$—		$(252,817)

Total - Net	$38,043,186	$1,614,181	$0		$39,657,367

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 5.9%
Altium Ltd.	9,943	$236,539
Alumina Ltd.	1,319,088	1,359,700
ARB Corp. Ltd.(a)	11,844	206,182
Aristocrat Leisure Ltd.	50,458	1,044,336
AUB Group Ltd.	13,711	209,487
Breville Group Ltd.(a)	10,536	131,111
Cochlear Ltd.	4,912	679,939
Coles Group Ltd.	230,803	2,616,999
Computershare Ltd.	69,535	1,235,465
CSL Ltd.	26,144	5,101,856
Goodman Group	180,196	2,121,391
IDP Education Ltd.(a)	15,985	294,637
Netwealth Group Ltd.	26,034	213,625
Northern Star Resources Ltd.	147,636	1,092,302
OZ Minerals Ltd.	19,020	359,866
Pinnacle Investment Management Group Ltd.(a)	47,956	283,911
REA Group Ltd.(a)	9,921	745,454
Seven Group Holdings Ltd.(a)	48,973	696,436
Technology One Ltd.	27,041	240,959
Washington H Soul Pattinson & Co. Ltd.(a)	49,134	921,637
Wesfarmers Ltd.	236,283	7,356,403
WiseTech Global Ltd.	3,568	122,797

Total Australia		27,271,032

Austria - 0.4%
Oesterreichische Post AG	22,170	695,631
Verbund AG	11,119	933,320

Total Austria		1,628,951

Belgium - 0.6%
Etablissements Franz Colruyt NV(a)	26,202	595,635
UCB SA	13,990	1,098,311
VGP NV(a)	10,933	907,789

Total Belgium		2,601,735

China - 0.5%
Prosus NV*	33,489	2,303,515

Denmark - 4.1%
Alm Brand A/S	230,079	371,476
Chr Hansen Holding A/S	10,640	763,049
Coloplast A/S, Class B	18,585	2,165,807
Novo Nordisk A/S, Class B	102,060	13,739,142
Pandora A/S	19,541	1,368,853
Royal Unibrew A/S	8,624	613,025
SimCorp A/S	3,741	256,743

Total Denmark		19,278,095

Finland - 2.0%
Kone Oyj, Class B	97,370	5,019,243
Neste Oyj	64,874	2,978,565
Terveystalo Oyj(a)(b)	26,811	178,838
Valmet Oyj	49,236	1,322,085

Total Finland		9,498,731

France - 12.9%
BioMerieux	56	5,852
Bollore SE	173,156	964,659
Capgemini SE	11,495	1,913,200
Carrefour SA	106,889	1,784,168
Gaztransport Et Technigaz SA	5,835	621,495
Hermes International	3,045	4,695,925
Kering SA	15,402	7,816,163
L’Oreal SA	33,991	12,101,967
La Francaise des Jeux SAEM(b)	35,190	1,411,374
LVMH Moet Hennessy Louis Vuitton SE	34,855	25,291,588
Sartorius Stedim Biotech	1,559	503,312
Teleperformance	3,366	800,019
Verallia SA(b)	21,803	737,169
Vivendi SE	158,257	1,505,572

Total France		60,152,463

Germany - 4.4%
adidas AG	32,087	4,364,847
AIXTRON SE	6,485	186,662
Bechtle AG	9,442	333,145
Carl Zeiss Meditec AG, Bearer Shares	2,922	367,671
Fielmann AG	19,165	757,201
Nemetschek SE	4,494	228,732
Puma SE	12,743	771,118
Rheinmetall AG	4,761	945,352
SAP SE	116,503	11,984,918
Stroeer SE & Co. KGaA	13,549	629,885

Total Germany		20,569,531

Hong Kong - 3.8%
CLP Holdings Ltd.	748,000	5,457,895
Hong Kong Exchanges & Clearing Ltd.	213,700	9,232,556
Techtronic Industries Co. Ltd.	248,500	2,773,157

Total Hong Kong		17,463,608

Indonesia - 0.1%
Nickel Industries Ltd.	945,692	622,081

Ireland - 0.2%
Kerry Group PLC, Class A	8,124	730,389

Israel - 0.3%
Matrix IT Ltd.	23,708	494,787
Maytronics Ltd.	20,927	207,580
Strauss Group Ltd.	17,565	464,401

Total Israel		1,166,768

Italy - 2.7%
Amplifon SpA	9,527	282,865
Azimut Holding SpA	52,483	1,172,341
Banca Generali SpA*(a)	36,050	1,233,487
Banca Mediolanum SpA	200,051	1,664,907
Davide Campari-Milano NV	40,073	405,611
De’ Longhi SpA	34,104	763,619
Ferrari NV	6,574	1,404,623
FinecoBank Banca Fineco SpA	79,885	1,323,192
Italgas SpA	209,351	1,159,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2022

Investments	Shares	Value
Moncler SpA	16,660	$880,129
RAI Way SpA(b)	151,071	872,257
Recordati Industria Chimica e Farmaceutica SpA	24,930	1,031,003
Reply SpA	1,163	132,809
Technogym SpA(b)	30,298	231,199

Total Italy		12,557,642

Japan - 8.4%
Anritsu Corp.	24,000	233,188
Asahi Holdings, Inc.(a)	26,300	383,702
Astellas Pharma, Inc.	217,800	3,312,105
BayCurrent Consulting, Inc.	5,300	165,292
Benefit One, Inc.	13,100	191,916
BIPROGY, Inc.	19,000	481,678
Capcom Co. Ltd.	22,900	730,676
Create SD Holdings Co. Ltd.	7,000	175,338
CyberAgent, Inc.(a)	31,100	275,303
Daifuku Co. Ltd.	8,400	393,437
Daito Trust Construction Co. Ltd.	12,000	1,231,422
Daiwabo Holdings Co. Ltd.	24,600	362,815
eRex Co. Ltd.	1,700	27,984
Fancl Corp.	7,800	158,903
Fujimi, Inc.	5,400	255,788
Fujitsu Ltd.	14,000	1,869,036
Hoya Corp.	11,500	1,107,336
Information Services International-Dentsu Ltd.	5,600	166,585
Internet Initiative Japan, Inc.	9,900	183,827
Japan Material Co. Ltd.	7,600	123,091
Kakaku.com, Inc.	20,800	332,939
Kao Corp.	58,400	2,325,908
Keyence Corp.	5,000	1,948,539
Koei Tecmo Holdings Co. Ltd.	41,500	752,344
Kose Corp.(a)	2,400	262,291
M3, Inc.	11,600	314,561
Meitec Corp.	21,300	386,788
MIRAIT ONE Corp.	26,000	299,519
MonotaRO Co. Ltd.(a)	19,100	268,814
Morinaga & Co. Ltd.	7,000	208,231
Murata Manufacturing Co. Ltd.	71,800	3,584,966
NEC Networks & System Integration Corp.	25,500	319,269
NET One Systems Co. Ltd.	9,500	246,959
Nexon Co. Ltd.	22,200	498,362
Nifco, Inc.	10,700	251,393
Nihon M&A Center Holdings, Inc.	22,300	275,317
Nippon Gas Co. Ltd.	22,100	348,723
Nippon Shinyaku Co. Ltd.	3,300	187,078
Nissan Chemical Corp.	20,100	880,503
Nomura Research Institute Ltd.	37,400	882,951
NSD Co. Ltd.	21,800	377,363
Obic Co. Ltd.	5,100	750,244
Open House Group Co. Ltd.	20,500	748,873
Oracle Corp.	11,400	736,125
Osaka Gas Co. Ltd.	61,000	984,728
Persol Holdings Co. Ltd.	22,000	471,530
Recruit Holdings Co. Ltd.	40,400	1,278,948
Relo Group, Inc.	10,700	172,244
Rohto Pharmaceutical Co. Ltd.	10,200	179,347
Sega Sammy Holdings, Inc.	30,400	460,107
Seria Co. Ltd.	13,300	289,194
Shinko Electric Industries Co. Ltd.	12,500	321,157
Sugi Holdings Co. Ltd.	4,100	182,402
SUMCO Corp.(a)	61,600	820,275
Taiheiyo Cement Corp.	24,800	386,628
Taiyo Yuden Co. Ltd.	19,300	560,226
TechnoPro Holdings, Inc.	10,100	269,828
Terumo Corp.	28,900	820,489
TIS, Inc.	19,600	516,943
Unicharm Corp.	26,200	1,006,340
West Holdings Corp.	3,300	109,796
Workman Co. Ltd.(a)	6,000	245,557
ZOZO, Inc.	34,500	852,401

Total Japan		38,945,622

Netherlands - 5.1%
ASM International NV	2,338	588,001
ASML Holding NV	20,307	10,918,674
BE Semiconductor Industries NV	24,936	1,505,227
Corbion NV	7,019	238,514
Koninklijke KPN NV	1,038,034	3,201,661
SBM Offshore NV	68,466	1,071,211
Universal Music Group NV	179,663	4,316,186
Wolters Kluwer NV	19,532	2,037,858

Total Netherlands		23,877,332

Norway - 0.6%
Kongsberg Gruppen ASA	9,385	395,940
Leroy Seafood Group ASA	141,509	792,226
Salmar ASA	33,205	1,297,055
TOMRA Systems ASA	17,338	291,460

Total Norway		2,776,681

Portugal - 0.5%
Corticeira Amorim SGPS SA	21,259	197,845
Jeronimo Martins SGPS SA	101,609	2,188,363

Total Portugal		2,386,208

Singapore - 1.3%
BOC Aviation Ltd.(b)	146,700	1,224,544
Kenon Holdings Ltd.	29,506	975,032
Singapore Exchange Ltd.	210,800	1,406,696
Singapore Technologies Engineering Ltd.	828,700	2,069,896
StarHub Ltd.	466,800	361,968

Total Singapore		6,038,136

Spain - 3.6%
Cie Automotive SA	18,623	478,202
Industria de Diseno Textil SA	591,361	15,683,574
Laboratorios Farmaceuticos Rovi SA	4,882	187,884
Viscofan SA(a)	5,805	372,962

Total Spain		16,722,622

Sweden - 5.9%
AAK AB	19,039	324,976
AddTech AB, Class B	19,973	285,041
Alfa Laval AB	46,692	1,349,293
Assa Abloy AB, Class B	100,119	2,149,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2022

Investments	Shares	Value
Atlas Copco AB, Class A	243,978	$2,882,450
Atlas Copco AB, Class B	153,612	1,637,919
Avanza Bank Holding AB	33,956	728,688
Beijer Ref AB(a)	15,140	213,743
Bilia AB, Class A	32,013	351,177
Elekta AB, Class B	64,303	387,565
Epiroc AB, Class A	68,511	1,248,315
Epiroc AB, Class B	37,371	601,300
Essity AB, Class B	83,641	2,193,875
Evolution AB(b)	15,967	1,556,014
Husqvarna AB, Class B	119,476	838,436
Instalco AB	25,508	97,018
Investment AB Latour, Class B	51,314	970,679
Loomis AB	12,173	334,131
Nibe Industrier AB, Class B	49,701	463,167
Nolato AB, Class B	42,188	221,275
Nordnet AB publ	50,754	735,286
Sagax AB, Class B	17,392	394,761
Sandvik AB	155,150	2,805,342
Securitas AB, Class B	109,295	912,164
Telefonaktiebolaget LM Ericsson, Class B	644,283	3,765,712

Total Sweden		27,447,818

Switzerland - 18.5%
ABB Ltd., Registered Shares	260,665	7,905,599
Coca-Cola HBC AG*	49,839	1,182,840
Geberit AG, Registered Shares	4,360	2,052,291
Givaudan SA, Registered Shares	888	2,719,092
Logitech International SA, Registered Shares	15,276	942,119
Lonza Group AG, Registered Shares	1,718	841,360
Nestle SA, Registered Shares	168,198	19,477,663
Novartis AG, Registered Shares	223,794	20,219,348
Partners Group Holding AG	4,359	3,848,283
Roche Holding AG	44,716	14,040,205
Roche Holding AG, Bearer Shares	6,431	2,491,213
Schindler Holding AG, Participation Certificate	6,956	1,307,445
Schindler Holding AG, Registered Shares	5,080	915,850
SGS SA, Registered Shares	1,211	2,814,148
Sika AG, Registered Shares	8,722	2,089,999
Sonova Holding AG, Registered Shares	4,509	1,068,768
Stadler Rail AG(a)	14,329	507,989
Straumann Holding AG, Registered Shares	3,537	403,704
Sulzer AG, Registered Shares	9,489	738,444
Temenos AG, Registered Shares	5,791	317,591

Total Switzerland		85,883,951

United Kingdom - 13.9%
Airtel Africa PLC(b)	649,918	874,037
AJ Bell PLC	47,692	205,495
Ashtead Group PLC, Class B	34,228	1,943,360
Auto Trader Group PLC(b)	76,206	472,641
Burberry Group PLC	47,706	1,164,927
Compass Group PLC	114,488	2,640,736
Diageo PLC	211,016	9,264,840
Drax Group PLC	80,478	680,553
Fevertree Drinks PLC	6,074	75,329
Fresnillo PLC	120,386	1,305,918
Games Workshop Group PLC	7,269	748,914
Greggs PLC	13,722	387,235
Halma PLC	16,033	380,708
Hargreaves Lansdown PLC	109,681	1,129,630
IMI PLC	25,099	388,868
Imperial Brands PLC	296,371	7,383,215
Intertek Group PLC	20,923	1,015,289
Kainos Group PLC	11,617	215,620
RELX PLC	209,845	5,775,430
Rentokil Initial PLC	117,287	716,710
Rightmove PLC	71,449	439,528
Rotork PLC	87,797	323,804
RS Group PLC	46,144	497,062
Sage Group PLC	126,158	1,131,489
Smith & Nephew PLC	118,180	1,577,252
Spectris PLC	14,040	506,999
Spirax-Sarco Engineering PLC	4,276	545,993
Spirent Communications PLC	69,865	218,674
Tate & Lyle PLC	58,339	499,092
Unilever PLC	438,762	22,072,052
Victrex PLC	10,274	197,367

Total United Kingdom		64,778,767

United States - 4.1%
GSK PLC	1,102,039	19,057,446

TOTAL COMMON STOCKS (Cost: $456,245,478)		463,759,124

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $3,431,605)	3,431,605	3,431,605

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $459,677,083)		467,190,729
Other Assets less Liabilities - (0.5)%		(2,360,359)

NET ASSETS - 100.0%		$464,830,370

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,536,307 and the total market value of the collateral held by the Fund was $6,927,228. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,495,623.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	1/4/2023	105,000	USD	86,857	GBP	$519	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$463,759,124	$—	$—	$463,759,124
Investment of Cash Collateral for Securities Loaned	—	3,431,605	—	3,431,605

Total Investments in Securities	$463,759,124	$3,431,605	$—	$467,190,729

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$519	$—	$519

Total - Net	$463,759,124	$3,432,124	$—	$467,191,248

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 14.4%
Abacus Property Group	2,803,903	$5,000,858
Accent Group Ltd.	976,258	1,112,243
Adbri Ltd.	1,729,855	1,941,482
APM Human Services International Ltd.	429,678	693,499
ARB Corp. Ltd.(a)	78,696	1,369,949
AUB Group Ltd.	85,491	1,306,193
Austal Ltd.	419,016	591,044
Australian Clinical Labs Ltd.	1,178,113	2,380,833
Baby Bunting Group Ltd.(a)	332,981	611,948
Bapcor Ltd.	389,515	1,706,406
Bega Cheese Ltd.(a)	308,488	811,700
Blackmores Ltd.	10,231	500,935
Bravura Solutions Ltd.	930,329	552,040
Breville Group Ltd.(a)	83,650	1,040,945
BWP Trust(a)	1,352,642	3,586,620
Cedar Woods Properties Ltd.	274,177	805,090
Centuria Capital Group(a)	1,918,722	2,218,514
Centuria Industrial REIT	1,191,054	2,520,065
Champion Iron Ltd.(a)	739,119	3,664,017
Charter Hall Long Wale REIT	2,347,107	7,051,189
Codan Ltd.	379,037	1,053,880
Collins Foods Ltd.	133,807	652,429
Costa Group Holdings Ltd.	568,455	1,060,119
Cromwell Property Group(a)	7,391,067	3,358,209
CSR Ltd.	1,600,100	5,110,858
Dalrymple Bay Infrastructure Ltd.	440,690	726,215
Data#3 Ltd.	140,794	646,396
DDH1 Ltd.	948,975	572,757
Deterra Royalties Ltd.	1,876,392	5,827,937
Dicker Data Ltd.	272,777	1,884,984
Domain Holdings Australia Ltd.	481,830	885,501
Eagers Automotive Ltd.(a)	473,099	3,481,028
Elders Ltd.	291,581	2,005,040
First Resources Ltd.	3,570,700	3,940,230
G8 Education Ltd.	1,188,368	890,510
GR Engineering Services Ltd.	384,067	531,328
GrainCorp Ltd., Class A	214,249	1,078,074
Growthpoint Properties Australia Ltd.	1,770,080	3,577,132
GUD Holdings Ltd.	236,282	1,214,579
GWA Group Ltd.	558,623	776,602
Hansen Technologies Ltd.	197,038	686,814
Healius Ltd.(a)	1,313,118	2,733,807
Helia Group Ltd.	1,593,879	2,972,445
HMC Capital Ltd.	300,735	868,799
HomeCo Daily Needs REIT(a)	4,379,529	3,816,421
HUB24 Ltd.	27,552	496,818
Infomedia Ltd.	569,398	461,434
Ingenia Communities Group	424,969	1,288,221
Inghams Group Ltd.	381,557	740,033
Insignia Financial Ltd.	1,559,667	3,543,255
Integral Diagnostics Ltd.(a)	259,423	515,468
InvoCare Ltd.	177,360	1,326,652
IPH Ltd.	239,551	1,418,202
IRESS Ltd.	285,370	1,848,151
IVE Group Ltd.	540,227	860,934
Jumbo Interactive Ltd.	76,728	727,423
Kelsian Group Ltd.(a)	257,458	1,003,922
Link Administration Holdings Ltd.	198,162	265,408
Lovisa Holdings Ltd.	175,132	2,744,677
Maas Group Holdings Ltd.(a)	285,522	515,047
McMillan Shakespeare Ltd.	294,899	2,687,809
Monadelphous Group Ltd.	165,001	1,494,923
Monash IVF Group Ltd.	993,287	643,286
Myer Holdings Ltd.	2,441,219	1,125,749
MyState Ltd.	287,608	764,562
Navigator Global Investments Ltd.	1,301,360	1,023,720
Netwealth Group Ltd.	156,043	1,280,429
Nick Scali Ltd.(a)	214,410	1,547,079
NRW Holdings Ltd.	1,076,236	2,050,877
Nufarm Ltd.	179,888	747,805
Omni Bridgeway Ltd.*	199,029	488,597
oOh!media Ltd.	618,383	538,873
Orora Ltd.	2,057,663	4,032,718
Pacific Current Group Ltd.(a)	86,891	431,332
Pact Group Holdings Ltd.(a)	465,586	320,473
Perpetual Ltd.(a)	161,152	2,688,417
Perseus Mining Ltd.	1,021,439	1,461,573
PEXA Group Ltd.*	26,351	213,546
Pinnacle Investment Management Group Ltd.(a)	312,642	1,850,919
PSC Insurance Group Ltd.	283,250	962,351
PWR Holdings Ltd.	67,575	493,546
Region RE Ltd.	2,920,267	5,366,827
Reliance Worldwide Corp. Ltd.	1,046,107	2,099,876
Ridley Corp. Ltd.	520,445	698,821
Sims Ltd.	691,437	6,137,875
SmartGroup Corp. Ltd.	552,673	1,911,455
SRG Global Ltd.	1,264,793	591,826
Super Retail Group Ltd.	556,410	4,041,198
Terracom Ltd.(a)	2,924,880	1,844,662
United Malt Group Ltd.(a)	179,525	422,455
Ventia Services Group Pty. Ltd.	852,765	1,393,709
Waypoint REIT Ltd.	2,017,784	3,762,991

Total Australia		162,693,588

Austria - 1.5%
AT&S Austria Technologie & Systemtechnik AG	29,613	1,011,343
Lenzing AG	75,802	4,433,301
Oesterreichische Post AG(a)	132,777	4,166,162
Porr AG	41,418	519,831
S IMMO AG	53,397	711,209
Schoeller-Bleckmann Oilfield Equipment AG	7,333	455,481
Semperit AG Holding	72,295	1,529,248
UNIQA Insurance Group AG	429,570	3,209,209
Zumtobel Group AG	63,270	459,844

Total Austria		16,495,628

Belgium - 1.5%
Barco NV	51,775	1,275,328
Bekaert SA	87,040	3,370,172
bpost SA(a)	507,292	2,600,920
Econocom Group SA/NV	513,374	1,561,510
Fagron	25,453	360,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
Intervest Offices & Warehouses NV	64,861	$1,331,848
Recticel SA(a)	30,517	506,126
VGP NV(a)	67,308	5,588,719
Xior Student Housing NV	28,457	877,714

Total Belgium		17,472,813

China - 0.3%
AustAsia Group Ltd.*	280,740	229,126
CITIC Telecom International Holdings Ltd.	5,100,822	1,731,872
CPMC Holdings Ltd.(a)	688,009	371,994
Yanlord Land Group Ltd.	1,498,700	1,139,781

Total China		3,472,773

Denmark - 2.7%
Alm Brand A/S	1,463,618	2,363,097
Cementir Holding NV	144,147	944,583
Chemometec A/S*	5,213	516,598
D/S Norden A/S	156,872	9,410,721
Dfds A/S	63,782	2,347,023
FLSmidth & Co. A/S	32,847	1,186,534
Per Aarsleff Holding A/S	23,596	887,239
Scandinavian Tobacco Group A/S(b)	174,040	3,049,762
Schouw & Co. A/S	23,164	1,741,992
Spar Nord Bank A/S	152,861	2,334,208
Sydbank A/S	134,036	5,628,556

Total Denmark		30,410,313

Finland - 2.6%
Aktia Bank Oyj	73,287	799,363
Anora Group Oyj(a)	93,701	736,017
Cargotec Oyj, Class B	51,422	2,267,646
Caverion Oyj	156,841	1,160,002
Citycon Oyj*(a)	320,029	2,136,400
Fiskars Oyj Abp	90,742	1,489,466
Harvia Oyj	25,648	483,951
Kemira Oyj	271,000	4,144,589
Konecranes Oyj	128,359	3,939,864
Lassila & Tikanoja Oyj(a)	76,519	868,914
Marimekko Oyj	44,159	412,847
Musti Group Oyj*	27,852	464,008
Outokumpu Oyj(a)	510,644	2,578,322
Puuilo Oyj	147,808	922,037
Raisio Oyj, Class V	237,976	632,410
Sanoma Oyj	153,713	1,610,972
Terveystalo Oyj(a)(b)	202,673	1,351,892
Tokmanni Group Corp.	136,059	1,639,409
Uponor Oyj	99,265	1,759,672

Total Finland		29,397,781

France - 2.9%
Beneteau SA	74,254	1,120,560
Cie Plastic Omnium SA	85,740	1,242,651
Coface SA	494,186	6,402,876
Derichebourg SA	332,925	1,961,334
Etablissements Maurel et Prom SA	282,829	1,211,924
Fnac Darty SA	49,677	1,825,931
IPSOS	48,762	3,044,411
Jacquet Metals SACA	34,953	623,716
Lectra(a)	20,256	760,961
LISI	21,191	440,109
Maisons du Monde SA(a)(b)	77,265	968,917
Mersen SA	18,100	729,225
Metropole Television SA	275,061	4,506,126
Quadient SA	40,228	591,192
Television Francaise 1(a)	433,549	3,310,654
Trigano SA(a)	10,874	1,480,833
Vicat SA	92,052	2,303,786

Total France		32,525,206

Georgia - 0.4%
Bank of Georgia Group PLC	135,245	4,237,977

Germany - 3.2%
7C Solarparken AG	107,006	487,643
alstria office REIT AG	51,532	428,981
AURELIUS Equity Opportunities SE & Co. KGaA	59,305	1,159,532
BayWa AG	21,339	983,838
Bilfinger SE	46,083	1,331,850
CompuGroup Medical SE & Co. KGaA	25,696	986,717
CropEnergies AG	81,324	1,130,045
Dermapharm Holding SE	87,691	3,511,428
Deutz AG	175,459	757,648
Duerr AG	39,533	1,329,878
Energiekontor AG	6,649	546,403
Gerresheimer AG	19,552	1,310,439
Hamborner REIT AG	163,964	1,177,686
Hamburger Hafen und Logistik AG	130,389	1,655,975
Hornbach Holding AG & Co. KGaA	17,697	1,459,030
Indus Holding AG	34,294	803,376
Instone Real Estate Group SE(b)	126,039	1,085,537
Jenoptik AG	23,757	648,065
JOST Werke AG(b)	15,285	858,059
Kloeckner & Co. SE(a)	370,260	3,649,301
Mutares SE & Co. KGaA	43,489	835,445
SAF-Holland SE	72,931	686,121
Salzgitter AG	62,053	1,888,766
Siltronic AG	45,168	3,285,207
Varta AG(a)	106,279	2,556,627
Wacker Neuson SE	79,370	1,384,122
Wuestenrot & Wuerttembergische AG	36,082	594,571

Total Germany		36,532,290

Hong Kong - 1.1%
Dah Sing Banking Group Ltd.	928,800	666,408
Dah Sing Financial Holdings Ltd.	342,629	793,693
Fortune Real Estate Investment Trust	4,376,000	3,554,647
Hutchison Port Holdings Trust	18,499,700	3,588,942
Nissin Foods Co. Ltd.(a)	1,150,000	985,720
Singamas Container Holdings Ltd.	13,000,000	1,215,895
Tam Jai International Co. Ltd.	3,719,000	1,253,175

Total Hong Kong		12,058,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
Indonesia - 0.4%
Bumitama Agri Ltd.	1,769,600	$778,455
Nickel Industries Ltd.	5,088,483	3,347,232

Total Indonesia		4,125,687

Ireland - 0.3%
Cairn Homes PLC	1,294,781	1,199,450
Kenmare Resources PLC	207,394	1,093,945
Origin Enterprises PLC	198,385	912,540

Total Ireland		3,205,935

Israel - 2.9%
Altshuler Shaham Penn Ltd.	743,634	1,450,597
Ashtrom Group Ltd.	1	10
AudioCodes Ltd.	22,728	400,260
Automatic Bank Services Ltd.	109,272	444,706
Azorim-Investment Development & Construction Co. Ltd.	128,713	411,838
Carasso Motors Ltd.	101,924	585,518
Delek Automotive Systems Ltd.	202,087	2,360,211
Delta Galil Ltd.	19,609	818,593
Electra Consumer Products 1970 Ltd.	15,014	431,889
Electra Real Estate Ltd.	85,989	823,701
FIBI Holdings Ltd.	58,096	2,413,738
G City Ltd.	489,714	1,485,033
Gav-Yam Lands Corp. Ltd.	206,747	1,605,461
Harel Insurance Investments & Financial Services Ltd.	368,916	3,242,195
Israel Canada T.R Ltd.	231,381	501,648
Israel Land Development Co. Ltd.	31,734	348,773
Magic Software Enterprises Ltd.	57,233	908,656
Matrix IT Ltd.	105,112	2,193,693
Max Stock Ltd.	504,540	840,209
Maytronics Ltd.	110,551	1,096,586
Mediterranean Towers Ltd.	199,837	461,406
Mega Or Holdings Ltd.	43,168	1,186,707
Mehadrin Ltd.*	1	29
Migdal Insurance & Financial Holdings Ltd.*	416,824	473,704
Oil Refineries Ltd.	5,126,124	1,788,369
One Software Technologies Ltd.	61,591	853,913
Paz Oil Co. Ltd.*	1	71
Plus500 Ltd.	219,698	4,767,518
Shufersal Ltd.	184,403	1,060,376
Tamar Petroleum Ltd.(b)	118,532	308,717

Total Israel		33,264,125

Italy - 3.9%
Alerion Cleanpower SpA	31,361	1,077,734
Anima Holding SpA(b)	885,019	3,534,454
Ariston Holding NV	46,030	472,587
Arnoldo Mondadori Editore SpA	298,008	575,032
Azimut Holding SpA	319,305	7,132,486
Banca Popolare di Sondrio SpA	693,665	2,798,386
Cairo Communication SpA	444,662	706,153
Carel Industries SpA(b)	21,159	530,675
Credito Emiliano SpA	293,430	2,076,271
Danieli & C. Officine Meccaniche SpA(a)	27,707	615,062
El.En. SpA	34,047	517,797
Enav SpA(b)	385,310	1,628,439
Esprinet SpA	110,879	796,990
Immobiliare Grande Distribuzione SIIQ SpA	334,918	1,113,429
Iren SpA	2,501,300	3,918,843
Maire Tecnimont SpA(a)	583,921	1,933,134
MARR SpA(a)	84,447	1,027,437
OVS SpA(b)	199,697	448,844
Piaggio & C. SpA	803,673	2,405,046
RAI Way SpA(b)	513,367	2,964,089
Salcef Group SpA(a)	53,162	988,361
Sanlorenzo SpA	21,214	836,571
SOL SpA	75,999	1,435,645
Technogym SpA(b)	153,788	1,173,531
Unieuro SpA(a)(b)	70,183	920,555
Webuild SpA(a)	1,042,208	1,529,407
Zignago Vetro SpA	87,710	1,319,879

Total Italy		44,476,837

Japan - 27.4%
77 Bank Ltd.	93,600	1,567,744
ADEKA Corp.	68,401	1,121,829
Aeon Delight Co. Ltd.	29,900	686,627
Ai Holdings Corp.(a)	47,300	751,021
Aica Kogyo Co. Ltd.	46,100	1,093,584
Aichi Corp.	135,700	793,970
AIT Corp.	100	1,061
Alinco, Inc.	44,300	333,396
Alleanza Holdings Co. Ltd.	100	750
Alps Alpine Co. Ltd.	114,800	1,041,461
Amano Corp.	52,000	958,854
Anritsu Corp.	71,200	691,791
Arcs Co. Ltd.	61,600	1,025,227
Ariake Japan Co. Ltd.	15,400	509,462
As One Corp.	15,500	676,646
Asahi Holdings, Inc.	85,200	1,243,018
Asanuma Corp.	40,400	924,688
ASKUL Corp.	43,100	558,247
Autobacs Seven Co. Ltd.	99,503	1,088,956
Bando Chemical Industries Ltd.	96,400	698,461
Bank of Nagoya Ltd.	32,000	806,397
Baroque Japan Ltd.	100	623
Bell System24 Holdings, Inc.	86,000	888,385
Benesse Holdings, Inc.	47,900	728,238
BeNext-Yumeshin Group Co.(a)	59,700	769,637
BML, Inc.	27,500	699,250
Bunka Shutter Co. Ltd.	64,800	544,154
C Uyemura & Co. Ltd.	14,300	658,941
Central Glass Co. Ltd.	26,700	568,623
Chori Co. Ltd.	43,400	711,136
Citizen Watch Co. Ltd.(a)	290,500	1,305,593
CKD Corp.	64,900	924,227
Cybernet Systems Co. Ltd.	100	737
Daicel Corp.	220,200	1,593,778
Daido Metal Co. Ltd.	100	362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
Daido Steel Co. Ltd.	42,791	$1,399,395
Daihen Corp.	21,000	615,938
Daiho Corp.(a)	28,100	838,027
Daiichikosho Co. Ltd.	37,100	1,119,088
Daiken Corp.	42,200	669,405
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	100	1,296
Daio Paper Corp.	103,500	793,831
Daiseki Co. Ltd.	14,100	485,157
Daishi Hokuetsu Financial Group, Inc.	51,640	1,122,464
Daiwabo Holdings Co. Ltd.	70,200	1,035,350
DCM Holdings Co. Ltd.	81,900	746,097
Denka Co. Ltd.	65,800	1,508,545
Dexerials Corp.(a)	33,400	645,496
DIC Corp.(a)	65,300	1,151,145
Dip Corp.	19,000	545,758
DMG Mori Co. Ltd.(a)	93,000	1,236,993
DTS Corp.	39,700	897,233
Eagle Industry Co. Ltd.	72,100	585,783
Earth Corp.(a)	26,200	1,004,752
EDION Corp.(a)	111,700	1,088,682
Eiken Chemical Co. Ltd.	53,300	690,361
Elecom Co. Ltd.	66,500	680,397
Elematec Corp.	59,600	698,333
en Japan, Inc.	26,900	494,188
ES-Con Japan Ltd.(a)	141,300	837,444
Exedy Corp.	97,600	1,195,359
EXEO Group, Inc.	80,400	1,369,807
Ezaki Glico Co. Ltd.(a)	28,500	781,917
Feed One Co. Ltd.	100	542
Financial Partners Group Co. Ltd.(a)	104,300	879,805
Food & Life Cos. Ltd.	27,000	531,631
France Bed Holdings Co. Ltd.	110,700	788,647
Fudo Tetra Corp.	100	1,135
Fuji Corp. Ltd.	221,200	1,103,108
Fuji Oil Holdings, Inc.	38,800	599,298
Fuji Pharma Co. Ltd.	99,900	774,548
Fuji Soft, Inc.(a)	13,800	790,693
Fujikura Ltd.	88,100	670,373
Fujimi, Inc.	24,741	1,171,937
Fujitec Co. Ltd.	44,200	1,003,959
Fukuyama Transporting Co. Ltd.	26,400	613,256
Funai Soken Holdings, Inc.(a)	43,500	896,078
Furukawa Electric Co. Ltd.	39,600	742,509
Furyu Corp.	100	825
Futaba Industrial Co. Ltd.	100	270
Future Corp.(a)	52,700	657,826
Gecoss Corp.(a)	138,100	876,045
Glory Ltd.	37,777	628,161
GMO Internet Group, Inc.	60,500	1,130,721
Goldcrest Co. Ltd.	65,300	831,932
GS Yuasa Corp.	35,700	573,603
Gunma Bank Ltd.	358,600	1,369,771
H.U. Group Holdings, Inc.	66,100	1,443,284
Hachijuni Bank Ltd.	400,000	1,664,330
Hakudo Co. Ltd.	100	1,868
Hakuto Co. Ltd.	39,800	1,259,351
Hanwa Co. Ltd.	24,700	701,061
Hazama Ando Corp.(a)	157,700	1,005,159
Heiwa Corp.	76,319	1,437,362
Heiwa Real Estate Co. Ltd.	28,300	786,081
Hirogin Holdings, Inc.	331,200	1,659,200
Hochiki Corp.	72,900	774,057
Hogy Medical Co. Ltd.(a)	16,200	418,674
Hokkaido Gas Co. Ltd.	58,100	737,561
Hokuhoku Financial Group, Inc.	112,800	835,239
Horiba Ltd.	30,600	1,328,872
Hyakujushi Bank Ltd.	72,700	1,054,038
I-PEX, Inc.	100	903
Ichibanya Co. Ltd.(a)	24,100	845,678
Ichigo, Inc.	232,200	501,550
Idec Corp.	32,900	728,091
Iino Kaiun Kaisha Ltd.	160,400	1,130,562
Inaba Denki Sangyo Co. Ltd.	69,700	1,432,087
Inabata & Co. Ltd.	54,100	978,716
Information Services International-Dentsu Ltd.	32,800	975,710
INFRONEER Holdings, Inc.	181,388	1,376,099
Inui Global Logistics Co. Ltd.(a)	69,100	1,042,169
Itochu Enex Co. Ltd.	160,101	1,274,062
Itoham Yonekyu Holdings, Inc.	225,800	1,199,635
Izumi Co. Ltd.	42,100	953,388
JAC Recruitment Co. Ltd.	57,700	1,062,210
Japan Aviation Electronics Industry Ltd.	58,400	933,462
Japan Lifeline Co. Ltd.	75,000	520,671
Japan Steel Works Ltd.	30,600	605,066
Japan Transcity Corp.	100	387
Jeol Ltd.	12,200	331,941
Joyful Honda Co. Ltd.(a)	80,800	1,183,111
Juki Corp.(a)	59,700	279,169
Juroku Financial Group, Inc.	52,400	1,138,984
K’s Holdings Corp.	213,900	1,828,635
Kaga Electronics Co. Ltd.	32,200	996,908
Kaken Pharmaceutical Co. Ltd.	25,100	739,998
Kanamoto Co. Ltd.	50,000	857,554
Kandenko Co. Ltd.	115,200	751,731
Kaneka Corp.	36,100	900,140
Kanematsu Corp.	99,900	1,135,700
Kanematsu Electronics Ltd.	35,300	1,190,534
Katitas Co. Ltd.	27,000	617,985
Kato Sangyo Co. Ltd.	38,600	1,026,837
KH Neochem Co. Ltd.(a)	40,200	820,483
Ki-Star Real Estate Co. Ltd.(a)	17,200	598,340
Kitz Corp.(a)	129,300	773,184
Koatsu Gas Kogyo Co. Ltd.	100	485
Kobe Steel Ltd.	481,500	2,342,817
Kojima Co. Ltd.	100	449
Kokuyo Co. Ltd.(a)	91,000	1,281,428
KOMEDA Holdings Co. Ltd.	51,500	969,931
Komeri Co. Ltd.	37,100	768,459
Konica Minolta, Inc.	449,100	1,793,745
Kumagai Gumi Co. Ltd.	34,300	683,946
Kumiai Chemical Industry Co. Ltd.	80,000	549,926
Kurabo Industries Ltd.	52,395	860,113
Kureha Corp.	11,200	684,164
KYB Corp.	37,100	957,410
KYORIN Holdings, Inc.	45,890	598,210
Kyudenko Corp.	44,700	1,106,109
Kyushu Financial Group, Inc.	306,600	1,054,958
LEC, Inc.	100	687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
Life Corp.	34,300	$687,586
Lintec Corp.	84,930	1,381,975
Mabuchi Motor Co. Ltd.(a)	34,300	970,939
Macnica Holdings, Inc.	67,800	1,616,060
Makino Milling Machine Co. Ltd.	12,400	406,927
Mani, Inc.	29,400	452,325
Maruha Nichiro Corp.	51,300	975,884
Maruichi Steel Tube Ltd.	72,500	1,485,221
Matsui Securities Co. Ltd.	193,340	1,150,266
Max Co. Ltd.	50,400	744,856
MCJ Co. Ltd.	93,100	667,495
Megmilk Snow Brand Co. Ltd.	76,600	1,045,561
Meitec Corp.	76,500	1,389,170
MIRAIT ONE Corp.	76,000	875,516
Mitsubishi Logistics Corp.	60,500	1,389,329
Mitsubishi Materials Corp.	70,300	1,110,351
Mitsubishi Shokuhin Co. Ltd.	38,200	903,285
Mitsuboshi Belting Ltd.	57,900	1,500,762
Mitsui High-Tec, Inc.(a)	8,000	371,670
Mitsui Matsushima Holdings Co. Ltd.(a)	20,200	455,761
Mitsui Mining & Smelting Co. Ltd.	59,364	1,387,987
Mitsui-Soko Holdings Co. Ltd.	39,400	1,073,500
MIXI, Inc.	87,300	1,631,603
Mochida Pharmaceutical Co. Ltd.	29,700	783,326
Monex Group, Inc.(a)	180,400	570,138
Morinaga & Co. Ltd.	37,600	1,118,496
Morinaga Milk Industry Co. Ltd.	21,100	798,776
Musashi Seimitsu Industry Co. Ltd.(a)	53,000	628,633
Nachi-Fujikoshi Corp.(a)	32,500	886,733
Nagase & Co. Ltd.	76,000	1,153,147
Nakanishi, Inc.	36,400	705,406
NEC Networks & System Integration Corp.	73,600	921,499
NET One Systems Co. Ltd.	35,300	917,648
Neturen Co. Ltd.	52,900	263,808
NHK Spring Co. Ltd.	236,600	1,517,023
Nichias Corp.	68,600	1,228,036
Nichicon Corp.	58,800	546,355
Nichiha Corp.	37,800	760,899
Nihon Kohden Corp.	27,700	672,845
Nihon Nohyaku Co. Ltd.	100	549
Nihon Parkerizing Co. Ltd.	162,100	1,152,373
Nikkon Holdings Co. Ltd.	54,900	978,626
Nippn Corp.	106,400	1,306,363
Nippon Air Conditioning Services Co. Ltd.	100	519
Nippon Carbon Co. Ltd.(a)	33,100	1,054,875
Nippon Denko Co. Ltd.(a)	238,500	636,265
Nippon Electric Glass Co. Ltd.(a)	125,800	2,234,834
Nippon Gas Co. Ltd.	82,300	1,298,637
Nippon Kanzai Co. Ltd.(a)	45,000	858,767
Nippon Kayaku Co. Ltd.	179,999	1,555,185
Nippon Koei Co. Ltd.	26,800	668,248
Nippon Light Metal Holdings Co. Ltd.	66,900	767,136
Nippon Pillar Packing Co. Ltd.	39,600	820,542
Nippon Shokubai Co. Ltd.	37,800	1,512,630
Nippon Soda Co. Ltd.	36,800	1,204,866
Nippon Steel Trading Corp.	39,273	2,750,256
Nipro Corp.	76,000	595,581
Nishi-Nippon Financial Holdings, Inc.	189,300	1,381,605
Nishi-Nippon Railroad Co. Ltd.	43,900	822,137
Nishimatsu Construction Co. Ltd.	64,800	1,922,710
Nishio Rent All Co. Ltd.	39,100	923,085
Nisshinbo Holdings, Inc.	147,192	1,086,551
Nissin Electric Co. Ltd.	68,600	654,571
Nissui Corp.	230,400	958,654
Nitta Corp.	58,500	1,240,540
Nitto Kogyo Corp.	34,200	610,673
Noevir Holdings Co. Ltd.	39,600	1,737,724
NOK Corp.	149,700	1,331,978
Noritake Co. Ltd.	24,200	737,307
North Pacific Bank Ltd.	415,900	803,778
NS United Kaiun Kaisha Ltd.	35,700	1,048,448
NSD Co. Ltd.	75,600	1,308,654
Ogaki Kyoritsu Bank Ltd.	74,700	1,063,786
Ohsho Food Service Corp.	20,200	915,503
Okamura Corp.	90,900	980,338
Okasan Securities Group, Inc.	426,400	1,237,722
Okinawa Cellular Telephone Co.	60,000	1,321,460
Okinawa Electric Power Co., Inc.	68,400	524,100
OKUMA Corp.	21,800	776,536
Okumura Corp.	35,800	809,906
Onward Holdings Co. Ltd.	244,300	573,974
Organo Corp.	28,000	619,864
Osaka Soda Co. Ltd.	20,500	595,059
OSG Corp.	70,500	970,848
PAL GROUP Holdings Co. Ltd.	36,200	688,361
PALTAC Corp.	23,100	811,463
Paramount Bed Holdings Co. Ltd.	43,000	840,153
Penta-Ocean Construction Co. Ltd.	171,900	805,140
PHC Holdings Corp.*	106,900	1,193,404
Pigeon Corp.(a)	79,600	1,307,915
Pilot Corp.(a)	17,700	644,575
Piolax, Inc.(a)	35,500	457,926
Press Kogyo Co. Ltd.	256,100	819,085
Prima Meat Packers Ltd.	71,000	1,183,288
Raito Kogyo Co. Ltd.	53,400	766,124
Raiznext Corp.	89,300	890,665
Rengo Co. Ltd.	145,600	1,001,969
Resorttrust, Inc.	60,500	1,077,074
Riken Corp.	100	1,701
Roland Corp.(a)	23,000	606,616
Round One Corp.	101,800	370,336
Ryosan Co. Ltd.	41,300	889,572
S Foods, Inc.	32,900	740,309
Sakai Chemical Industry Co. Ltd.	100	1,351
Sakai Moving Service Co. Ltd.	16,500	540,850
Sakata Seed Corp.	17,500	580,261
SAMTY Co. Ltd.	52,400	849,075
San-Ai Obbli Co. Ltd.	55,600	526,735
San-In Godo Bank Ltd.	279,300	1,644,747
Sangetsu Corp.	145,400	2,367,041
Sanki Engineering Co. Ltd.	103,300	1,212,715
Sankyu, Inc.	32,400	1,186,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
Sanyo Chemical Industries Ltd.	23,900	$732,695
Sanyo Special Steel Co. Ltd.	62,500	1,023,627
Sapporo Holdings Ltd.(a)	32,000	795,483
Sawai Group Holdings Co. Ltd.	17,700	553,356
Scroll Corp.	118,800	641,967
Seika Corp.	100	1,183
Seiko Group Corp.	24,200	569,487
Seino Holdings Co. Ltd.	94,500	839,395
Senko Group Holdings Co. Ltd.	146,000	1,067,793
Senshu Ikeda Holdings, Inc.	600,200	1,150,863
Seria Co. Ltd.	52,200	1,135,032
Shiga Bank Ltd.	61,300	1,228,834
Shin-Etsu Polymer Co. Ltd.	77,200	662,324
Shinsho Corp.	19,800	771,321
Ship Healthcare Holdings, Inc.	31,300	637,648
Shoei Co. Ltd.	18,100	703,725
Sinfonia Technology Co. Ltd.	47,400	529,521
SKY Perfect JSAT Holdings, Inc.	301,800	1,109,349
Sotetsu Holdings, Inc.	50,400	849,518
ST Corp.	100	1,147
Star Micronics Co. Ltd.(a)	55,100	676,092
Starts Corp., Inc.	53,200	1,053,960
Sumitomo Bakelite Co. Ltd.	27,900	827,834
Sumitomo Mitsui Construction Co. Ltd.	210,400	664,950
Sumitomo Osaka Cement Co. Ltd.	25,500	629,069
Sun Frontier Fudousan Co. Ltd.	120,400	1,004,664
Suncall Corp.(a)	71,100	343,793
Systena Corp.	196,600	612,396
T Hasegawa Co. Ltd.(a)	28,000	618,803
T-Gaia Corp.	62,000	765,925
Taiheiyo Cement Corp.	70,400	1,097,524
Taikisha Ltd.	27,200	687,499
Taiyo Holdings Co. Ltd.	40,800	691,725
Takaoka Toko Co. Ltd.	100	1,356
Takara Bio, Inc.	52,000	679,041
Takara Holdings, Inc.	169,300	1,340,850
Takara Standard Co. Ltd.	102,600	1,075,416
Takasago Thermal Engineering Co. Ltd.	49,000	662,147
Takeuchi Manufacturing Co. Ltd.	44,800	989,406
Takuma Co. Ltd.	66,200	619,629
Tama Home Co. Ltd.	34,400	653,872
Tatsuta Electric Wire and Cable Co. Ltd.	100	538
Tayca Corp.	100	889
Teijin Ltd.	108,300	1,057,186
Teikoku Electric Manufacturing Co. Ltd.	48,900	851,289
TKC Corp.	33,200	907,090
Toagosei Co. Ltd.(a)	137,600	1,159,659
Tocalo Co. Ltd.	98,200	858,120
Toda Corp.	210,600	1,133,245
Toho Bank Ltd.	278,300	472,464
Tokai Carbon Co. Ltd.(a)	122,300	994,565
TOKAI Holdings Corp.	158,200	1,029,928
Tokai Rika Co. Ltd.	66,522	712,385
Tokai Tokyo Financial Holdings, Inc.	291,400	779,599
Token Corp.	11,200	629,838
Tokuyama Corp.	46,200	628,862
Tokyo Kiraboshi Financial Group, Inc.	43,800	866,406
Tokyo Ohka Kogyo Co. Ltd.	26,500	1,203,039
Tokyo Seimitsu Co. Ltd.	65,400	2,116,473
Tokyo Steel Manufacturing Co. Ltd.	98,100	888,472
Tokyotokeiba Co. Ltd.(a)	21,800	625,359
Tokyu Construction Co. Ltd.	64,200	309,456
Tomoku Co. Ltd.	96,200	1,231,436
Tomy Co. Ltd.	77,600	743,389
Topcon Corp.	70,000	812,232
Totech Corp.	24,100	606,404
Totetsu Kogyo Co. Ltd.	37,300	743,201
Towa Pharmaceutical Co. Ltd.	33,900	547,508
Toyo Tanso Co. Ltd.(a)	30,800	877,699
Toyo Tire Corp.(a)	136,500	1,548,679
Toyobo Co. Ltd.	85,100	644,321
Transcosmos, Inc.	65,400	1,613,377
TS Tech Co. Ltd.	100,000	1,148,206
Tsubakimoto Chain Co.	46,200	1,044,135
Tsumura & Co.	45,401	997,174
UACJ Corp.	39,400	662,315
UBE Corp.	78,900	1,158,878
Ulvac, Inc.	25,700	1,082,966
Valor Holdings Co. Ltd.	63,000	869,953
Valqua Ltd.	47,000	938,611
VT Holdings Co. Ltd.	205,300	734,409
Wacoal Holdings Corp.	48,300	868,298
Wacom Co. Ltd.(a)	121,500	537,770
Xebio Holdings Co. Ltd.	87,200	605,367
YAMABIKO Corp.	61,700	513,913
Yamagata Bank Ltd.	100	937
Yamaguchi Financial Group, Inc.	229,400	1,496,937
Yamaichi Electronics Co. Ltd.	50,500	652,946
Yamazen Corp.	108,300	823,259
Yaoko Co. Ltd.	14,800	760,499
Yellow Hat Ltd.	75,300	1,023,822
Yokogawa Bridge Holdings Corp.	58,900	837,889
Yokorei Co. Ltd.	100	812
Yuasa Trading Co. Ltd.	28,800	790,147
Yurtec Corp.	74,500	415,002

Total Japan		309,095,065

Malaysia - 0.1%
Frencken Group Ltd.(a)	887,000	624,974

Netherlands - 0.8%
AMG Advanced Metallurgical Group NV	23,993	880,864
Brunel International NV	65,215	666,775
Corbion NV	30,769	1,045,568
ForFarmers NV	201,449	628,864
Heijmans NV, CVA	97,263	1,050,496
Ordina NV	191,946	793,810
RHI Magnesita NV	118,801	3,178,225
Sligro Food Group NV	28,706	497,536

Total Netherlands		8,742,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
Norway - 3.5%
ABG Sundal Collier Holding ASA	1,496,662	$855,366
AF Gruppen ASA	65,205	951,830
Aker Solutions ASA	107,651	408,704
AMSC ASA*	134,010	593,801
Atea ASA*	149,605	1,731,293
Austevoll Seafood ASA	359,135	3,224,596
Belships ASA	1,178,247	1,707,986
Bonheur ASA	19,105	556,607
Borregaard ASA	58,928	909,253
Bouvet ASA	112,710	686,489
DNO ASA	1,537,913	1,843,747
Elopak ASA	172,420	437,570
Entra ASA(b)	245,224	2,633,712
Europris ASA(b)	316,136	2,203,100
Grieg Seafood ASA	148,130	1,181,912
Kid ASA(b)	92,454	679,491
MPC Container Ships ASA*(a)	2,512,519	4,144,598
OKEA ASA	227,096	788,416
Pareto Bank ASA	102,614	498,435
Protector Forsikring ASA	142,194	1,815,857
Rana Gruber ASA	229,903	1,190,240
Selvaag Bolig ASA	136,841	445,209
SpareBank 1 Nord Norge	266,229	2,594,456
SpareBank 1 Oestlandet	77,853	957,850
SpareBank 1 SMN	196,069	2,535,701
Sparebanken Vest	128,404	1,204,398
TGS ASA	125,106	1,676,377
Veidekke ASA	138,896	1,364,850

Total Norway		39,821,844

Peru - 0.1%
Hochschild Mining PLC	1,056,034	892,388

Portugal - 1.6%
Altri SGPS SA(a)	276,912	1,479,149
Banco Comercial Portugues SA, Class R(a)	3,089,747	482,758
Corticeira Amorim SGPS SA(a)	111,195	1,034,827
CTT - Correios de Portugal SA(a)	209,227	687,756
Mota-Engil SGPS SA(a)	377,981	471,978
NOS SGPS SA	1,429,177	5,771,692
REN - Redes Energeticas Nacionais SGPS SA	1,712,257	4,605,062
Sonae SGPS SA	3,279,024	3,272,067

Total Portugal		17,805,289

Singapore - 3.7%
AEM Holdings Ltd.(a)	572,500	1,459,849
Aztech Global Ltd.	1,077,800	666,995
Bukit Sembawang Estates Ltd.	526,000	1,804,056
CapitaLand India Trust	2,534,900	2,135,727
Chip Eng Seng Corp. Ltd.	978,300	547,066
Geo Energy Resources Ltd.(a)	6,763,300	1,638,885
Hour Glass Ltd.	1,380,800	2,100,233
Japfa Ltd.	1,403,700	361,077
Jiutian Chemical Group Ltd.	14,540,700	878,166
Kenon Holdings Ltd.	140,740	4,650,782
Keppel DC REIT	3,383,400	4,465,119
Keppel Infrastructure Trust	10,425,582	4,197,595
Parkway Life Real Estate Investment Trust	953,200	2,672,258
Propnex Ltd.	1,469,500	1,676,361
Q&M Dental Group Singapore Ltd.(a)	2,041,500	479,476
Raffles Medical Group Ltd.	1,312,100	1,369,624
Samudera Shipping Line Ltd.	2,437,000	1,526,305
Sheng Siong Group Ltd.	2,571,700	3,163,812
Silverlake Axis Ltd.	2,670,500	716,806
Singapore Post Ltd.	2,494,800	967,265
StarHub Ltd.	1,525,900	1,183,221
UMS Holdings Ltd.	1,692,698	1,489,251
Wing Tai Holdings Ltd.	1,281,100	1,432,784

Total Singapore		41,582,713

Spain - 1.8%
Almirall SA	93,782	904,803
Applus Services SA	88,135	603,408
Atresmedia Corp. de Medios de Comunicacion SA(a)	706,519	2,406,870
Construcciones y Auxiliar de Ferrocarriles SA	31,036	877,764
Ence Energia y Celulosa SA	563,740	1,690,640
Faes Farma SA	768,633	2,879,335
Gestamp Automocion SA(b)	359,612	1,387,038
Indra Sistemas SA	85,844	975,721
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	1,319,923	1,453,765
Neinor Homes SA(a)(b)	152,952	1,335,286
Pharma Mar SA	5,674	389,373
Prosegur Cash SA(a)(b)	2,017,953	1,287,888
Prosegur Cia de Seguridad SA(a)	1,183,612	2,239,670
Sacyr SA(a)	879,782	2,441,262

Total Spain		20,872,823

Sweden - 6.0%
AcadeMedia AB(a)(b)	119,095	510,236
AddLife AB, Class B	62,625	652,726
AFRY AB	123,412	2,024,196
Akelius Residential Property AB, Class D	470,338	926,633
Atrium Ljungberg AB, Class B	148,861	2,441,609
Beijer Alma AB	52,277	819,815
Betsson AB, Class B*	172,931	1,406,916
Bilia AB, Class A	196,672	2,157,456
Bravida Holding AB(b)	191,228	2,044,513
Catena AB	31,670	1,181,147
Clas Ohlson AB, Class B(a)	166,088	1,147,688
Cloetta AB, Class B	512,265	1,025,562
Coor Service Management Holding AB(b)	176,984	1,092,190
Corem Property Group AB, Class B*	1,925,163	1,550,182
Dios Fastigheter AB	220,456	1,596,373
Dometic Group AB(a)(b)	406,641	2,625,731
Electrolux Professional AB, Class B	121,453	510,780
Elekta AB, Class B	451,315	2,720,148
Granges AB	105,600	864,502
HMS Networks AB	21,065	686,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
Instalco AB	152,579	$580,326
Inwido AB	107,709	1,144,334
JM AB	178,118	2,941,994
KNOW IT AB	27,103	530,121
Lagercrantz Group AB, Class B	114,799	1,138,129
Lindab International AB	70,018	856,115
Loomis AB	63,163	1,733,732
MEKO AB	61,855	668,446
MIPS AB(a)	15,915	656,640
Munters Group AB(a)(b)	64,252	634,534
Mycronic AB	62,425	1,173,071
NCC AB, Class B	195,651	1,826,101
New Wave Group AB, Class B	43,844	868,506
Nolato AB, Class B	281,116	1,474,446
Nordic Paper Holding AB	202,987	642,888
Nordic Waterproofing Holding AB	37,981	530,739
Peab AB, Class B	657,769	3,730,903
Platzer Fastigheter Holding AB, Class B	128,090	1,011,738
Ratos AB, Class B	267,353	1,064,588
Resurs Holding AB(b)	650,029	1,556,526
Sagax AB, Class D*(a)	397,629	1,018,926
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	721,479	1,308,696
Sectra AB, Class B*	39,511	564,253
Skandinaviska Enskilda Banken AB, Class C(a)	13,865	165,270
SkiStar AB(a)	38,674	411,998
SSAB AB, Class A	1,232,969	6,737,872
Svenska Handelsbanken AB, Class B(a)	24,091	282,539
Synsam AB(a)	125,093	474,464
Troax Group AB	39,381	690,145
Wihlborgs Fastigheter AB	392,681	2,958,439

Total Sweden		67,361,448

Switzerland - 1.3%
Arbonia AG	52,790	737,188
Comet Holding AG, Registered Shares	5,992	1,268,086
Huber + Suhner AG, Registered Shares	21,589	2,013,760
Landis + Gyr Group AG*(a)	30,616	2,159,202
Medmix AG(b)	36,419	692,796
Mobilezone Holding AG, Registered Shares	110,850	1,835,519
Sulzer AG, Registered Shares(a)	52,674	4,099,144
Swissquote Group Holding SA, Registered Shares	9,712	1,401,375
u-blox Holding AG*	3,914	466,194
Zehnder Group AG	9,357	564,333

Total Switzerland		15,237,597

United Kingdom - 14.7%
AG Barr PLC	108,036	692,668
AJ Bell PLC	286,848	1,235,968
Alliance Pharma PLC	428,323	273,072
Ashmore Group PLC	1,755,546	5,055,522
Assura PLC	6,871,552	4,508,990
Biffa PLC(b)	160,531	786,701
Bloomsbury Publishing PLC	140,802	761,322
Bodycote PLC	233,765	1,598,599
Bridgepoint Group PLC(b)(c)	699,972	1,604,846
Bytes Technology Group PLC	150,035	698,447
Capital & Counties Properties PLC	569,730	729,875
Central Asia Metals PLC	700,896	2,090,908
Chemring Group PLC	204,173	730,659
Chesnara PLC	304,722	1,039,170
Clarkson PLC	31,646	1,231,467
Close Brothers Group PLC	281,201	3,541,549
CLS Holdings PLC	731,031	1,396,420
CMC Markets PLC(a)(b)	418,356	1,127,259
Coats Group PLC	1,427,818	1,137,000
Concentric AB	27,913	522,925
Craneware PLC	19,136	417,789
Cranswick PLC	59,827	2,215,111
Crest Nicholson Holdings PLC	575,539	1,638,020
Currys PLC(a)	1,761,445	1,135,700
Devro PLC	398,727	1,477,257
DFS Furniture PLC(a)	533,265	994,270
DiscoverIE Group PLC(a)	53,524	470,647
Diversified Energy Co. PLC	3,039,241	4,255,473
Domino’s Pizza Group PLC	562,189	1,984,139
Dunelm Group PLC(a)	287,254	3,382,817
EMIS Group PLC	39,211	882,965
Empiric Student Property PLC	1,297,617	1,314,281
Essentra PLC	256,561	729,880
FDM Group Holdings PLC	171,539	1,545,519
Fevertree Drinks PLC	62,844	779,385
Firstgroup PLC	428,668	520,801
Forterra PLC(b)	580,709	1,303,466
FRP Advisory Group PLC*(a)	231,454	442,682
Galliford Try Holdings PLC	228,121	436,307
Gamma Communications PLC	38,335	498,945
Genuit Group PLC	322,591	1,090,406
Genus PLC	24,312	872,668
Grainger PLC	481,321	1,459,033
Great Portland Estates PLC	188,616	1,123,087
Greggs PLC	89,603	2,528,601
Halfords Group PLC	347,809	874,413
Hammerson PLC	3,224,010	923,003
Headlam Group PLC	159,019	577,678
Henry Boot PLC(a)	96,873	273,842
Hill & Smith PLC	72,777	1,026,010
Hilton Food Group PLC	121,391	813,339
Hunting PLC	180,097	721,407
I3 Energy PLC(a)	2,310,171	685,000
Ibstock PLC(b)	1,022,438	1,903,871
Impax Asset Management Group PLC	145,023	1,261,261
IntegraFin Holdings PLC	454,997	1,653,989
Jadestone Energy PLC	739,537	680,536
James Halstead PLC(a)	276,188	624,586
Kainos Group PLC	74,089	1,375,148
Keller Group PLC	108,313	1,042,318
Learning Technologies Group PLC	381,029	528,924
Liontrust Asset Management PLC	194,568	2,621,314
Londonmetric Property PLC	2,116,146	4,385,919
Lookers PLC	691,553	633,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

Investments	Shares	Value
ME Group International PLC	991,772	$1,371,953
Mitie Group PLC	1,124,000	1,008,637
Moneysupermarket.com Group PLC	1,026,720	2,376,221
Morgan Advanced Materials PLC	357,720	1,353,298
Morgan Sindall Group PLC	84,143	1,548,599
Mortgage Advice Bureau Holdings Ltd.	77,128	491,720
NCC Group PLC	238,501	573,786
Next Fifteen Communications Group PLC	55,395	659,683
Ninety One PLC(a)	1,360,962	3,043,372
Oxford Instruments PLC	22,560	613,306
Pagegroup PLC	964,189	5,349,105
Pan African Resources PLC(a)	4,166,128	828,892
PayPoint PLC	186,769	1,145,789
Pets at Home Group PLC	623,006	2,125,339
Premier Foods PLC	286,586	374,382
Primary Health Properties PLC	2,099,812	2,798,658
PZ Cussons PLC	433,202	1,091,702
Quilter PLC(b)	2,431,606	2,717,891
Redde Northgate PLC	482,368	2,390,592
Redrow PLC	769,249	4,199,147
RWS Holdings PLC	464,713	2,099,617
Safestore Holdings PLC	274,153	3,116,409
Savills PLC	158,701	1,575,892
Serica Energy PLC	646,335	2,215,808
Smart Metering Systems PLC	176,323	1,658,614
Speedy Hire PLC	1,349,697	645,362
Spirent Communications PLC	429,937	1,345,680
SThree PLC	148,401	719,402
TBC Bank Group PLC	111,604	3,047,441
Telecom Plus PLC	97,118	2,564,271
TORM PLC, Class A	83,163	2,367,953
TP ICAP Group PLC	1,203,838	2,526,930
Travis Perkins PLC(a)	284,029	3,038,712
TT Electronics PLC	298,398	624,561
Tyman PLC	388,593	1,054,074
Vesuvius PLC	513,906	2,498,674
Victrex PLC	82,172	1,578,550
VIDENDUM PLC	65,479	849,084
Virgin Money UK PLC*	1,233,924	2,702,888
Volution Group PLC	125,656	551,704
Watkin Jones PLC	737,428	890,601
Wickes Group PLC	762,095	1,341,168
Wincanton PLC	216,423	877,330
Workspace Group PLC	318,601	1,703,909
XPS Pensions Group PLC	408,230	682,573

Total United Kingdom		165,208,337

TOTAL COMMON STOCKS (Cost: $1,149,655,150)		1,117,614,049

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Europe SmallCap Dividend Fund(d)	24,733	1,353,283
WisdomTree Japan SmallCap Dividend Fund(d)	18,004	1,137,131

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,177,784)		2,490,414

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%

United States - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(e) (Cost: $59,141,613)	59,141,613	59,141,613

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $1,210,974,547)		1,179,246,076
Other Assets less Liabilities - (4.6)%		(51,838,358)

NET ASSETS - 100.0%		$1,127,407,718

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $107,165,535 and the total market value of the collateral held by the Fund was $114,059,495. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,917,882.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$4,449,907	$10,934,120	$12,633,913	$(1,651,034)	$254,203	$1,353,283	$248,527
WisdomTree Japan SmallCap Dividend Fund	3,408,074	9,078,761	10,978,482	(657,549)	286,327	1,137,131	110,450

Total	$7,857,981	$20,012,881	$23,612,395	$(2,308,583)	$540,530	$2,490,414	$358,977

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/3/2023	3,500	AUD	2,219	EUR	$5	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,117,614,049	$—	$—	$1,117,614,049
Exchange-Traded Funds	2,490,414	—	—	2,490,414
Investment of Cash Collateral for Securities Loaned	—	59,141,613	—	59,141,613

Total Investments in Securities	$1,120,104,463	$59,141,613	$—	$1,179,246,076

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5	$—	$5

Total - Net	$1,120,104,463	$59,141,618	$—	$1,179,246,081

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 101.1%

Japan - 101.1%

Air Freight & Logistics - 0.5%
Mitsui-Soko Holdings Co. Ltd.	39,700	$1,081,674
Nippon Express Holdings, Inc.(a)	55,100	3,148,691
SG Holdings Co. Ltd.	320,900	4,450,695

Total Air Freight & Logistics		8,681,060

Auto Components - 4.5%
Aisan Industry Co. Ltd.	82,900	434,150
Aisin Corp.	252,908	6,766,192
Bridgestone Corp.(a)	465,385	16,545,690
Daikyonishikawa Corp.(a)	96,400	406,948
Denso Corp.	390,379	19,337,733
Eagle Industry Co. Ltd.	72,700	590,658
Exedy Corp.	95,700	1,172,088
FuKoKu Co. Ltd.	26,900	210,397
Furukawa Battery Co. Ltd.	15,000	123,688
Futaba Industrial Co. Ltd.	46,100	124,382
H-One Co. Ltd.	37,800	176,187
JTEKT Corp.	157,678	1,110,181
KYB Corp.	33,600	867,089
Musashi Seimitsu Industry Co. Ltd.(a)	48,400	574,073
NGK Spark Plug Co. Ltd.	310,364	5,737,071
NHK Spring Co. Ltd.	270,500	1,734,382
Nifco, Inc.	41,690	979,491
NOK Corp.	172,500	1,534,844
Pacific Industrial Co. Ltd.	53,500	408,310
Piolax, Inc.(a)	38,000	490,174
Press Kogyo Co. Ltd.	249,100	796,697
Riken Corp.(a)	12,200	207,579
Sanoh Industrial Co. Ltd.(a)	41,000	190,170
Seiren Co. Ltd.(a)	26,210	482,902
Shoei Co. Ltd.	14,000	544,318
Stanley Electric Co. Ltd.	75,907	1,454,915
Sumitomo Electric Industries Ltd.	504,183	5,748,936
Sumitomo Riko Co. Ltd.	53,300	244,797
Sumitomo Rubber Industries Ltd.(a)	207,391	1,810,712
Suncall Corp.	54,900	265,461
Tachi-S Co. Ltd.	53,700	448,500
Tokai Rika Co. Ltd.	54,414	582,720
Topre Corp.(a)	38,200	328,310
Toyo Tire Corp.(a)	161,300	1,830,051
Toyoda Gosei Co. Ltd.	69,800	1,086,054
Toyota Boshoku Corp.	137,936	1,846,186
TPR Co. Ltd.	23,294	215,383
TS Tech Co. Ltd.	109,264	1,254,575
Yokohama Rubber Co. Ltd.(a)	107,700	1,679,841

Total Auto Components		80,341,835

Automobiles - 8.2%
Honda Motor Co. Ltd.	1,371,347	31,512,555
Isuzu Motors Ltd.	653,000	7,656,152
Mazda Motor Corp.	486,400	3,704,817
Nissan Motor Co. Ltd.	997,800	3,161,774
Subaru Corp.	359,267	5,520,587
Suzuki Motor Corp.	184,136	5,960,399
Toyota Motor Corp.	5,947,550	81,700,211
Yamaha Motor Co. Ltd.(a)	284,400	6,487,885

Total Automobiles		145,704,380

Banks - 9.5%
Mitsubishi UFJ Financial Group, Inc.	11,440,022	77,078,931
Mizuho Financial Group, Inc.	2,451,264	34,480,624
Sumitomo Mitsui Financial Group, Inc.	1,407,400	56,490,132

Total Banks		168,049,687

Beverages - 1.2%
Asahi Group Holdings Ltd.(a)	253,200	7,904,284
Kirin Holdings Co. Ltd.(a)	548,345	8,357,435
Suntory Beverage & Food Ltd.	95,200	3,246,808
Takara Holdings, Inc.	143,900	1,139,683

Total Beverages		20,648,210

Biotechnology - 0.0%
Takara Bio, Inc.	56,100	732,580

Building Products - 1.1%
AGC, Inc.(a)	182,847	6,090,512
Central Glass Co. Ltd.	30,400	647,421
Daikin Industries Ltd.	49,549	7,585,659
Nihon Flush Co. Ltd.(a)	17,600	116,849
Noritz Corp.	33,000	361,150
Okabe Co. Ltd.	82,700	435,610
Sanwa Holdings Corp.	131,431	1,216,244
TOTO Ltd.	69,400	2,366,895

Total Building Products		18,820,340

Capital Markets - 1.1%
Monex Group, Inc.(a)	194,700	615,331
Nomura Holdings, Inc.	2,764,300	10,236,364
SBI Holdings, Inc.	448,200	8,549,922
Sparx Group Co. Ltd.(a)	50,200	636,512

Total Capital Markets		20,038,129

Chemicals - 7.1%
ADEKA Corp.	78,000	1,279,260
Aica Kogyo Co. Ltd.	42,400	1,005,813
Arakawa Chemical Industries Ltd.(a)	61,900	454,592
Asahi Kasei Corp.	958,622	6,839,568
C Uyemura & Co. Ltd.	18,500	852,476
Chugoku Marine Paints Ltd.(a)	62,500	451,893
Daicel Corp.	223,842	1,620,138
Denka Co. Ltd.	79,915	1,832,149
DIC Corp.	60,553	1,067,462
Fujimi, Inc.	26,700	1,264,731
Fuso Chemical Co. Ltd.	12,600	324,681
Ishihara Sangyo Kaisha Ltd.	55,500	447,129
JCU Corp.	13,700	319,800
JSP Corp.	26,800	300,813
Kaneka Corp.	41,500	1,034,787
Kansai Paint Co. Ltd.	75,800	930,086
KH Neochem Co. Ltd.	39,900	814,360
Kumiai Chemical Industry Co. Ltd.	64,300	442,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2022

Investments	Shares	Value
Kuraray Co. Ltd.(a)	381,437	$3,058,550
Kureha Corp.	13,900	849,096
Lintec Corp.	94,747	1,541,717
MEC Co. Ltd.(a)	10,100	159,065
Mitsubishi Chemical Group Corp.	1,316,863	6,833,575
Mitsubishi Gas Chemical Co., Inc.	173,882	2,402,417
Mitsui Chemicals, Inc.	176,715	3,984,441
Nihon Nohyaku Co. Ltd.(a)	57,700	316,608
Nihon Parkerizing Co. Ltd.	135,000	959,718
Nippon Kayaku Co. Ltd.	192,600	1,664,057
Nippon Pillar Packing Co. Ltd.	39,200	812,254
Nippon Sanso Holdings Corp.	128,453	1,865,292
Nippon Shokubai Co. Ltd.	42,500	1,700,709
Nippon Soda Co. Ltd.	48,800	1,597,757
Nissan Chemical Corp.	89,253	3,909,829
Nitto Denko Corp.	125,774	7,292,213
NOF Corp.	43,700	1,748,729
Osaka Soda Co. Ltd.	26,500	769,222
Riken Technos Corp.	78,700	286,898
Sanyo Chemical Industries Ltd.	21,700	665,251
Shin-Etsu Chemical Co. Ltd.	258,179	31,747,730
Shin-Etsu Polymer Co. Ltd.	67,000	574,815
Showa Denko KK(a)	113,000	1,729,963
Sumitomo Bakelite Co. Ltd.	29,400	872,341
Sumitomo Chemical Co. Ltd.	1,658,285	5,957,233
T Hasegawa Co. Ltd.	27,000	596,703
Taiyo Holdings Co. Ltd.	57,552	975,739
Teijin Ltd.	147,900	1,443,747
Tokai Carbon Co. Ltd.(a)	145,900	1,186,484
Tokuyama Corp.	53,400	726,866
Tokyo Ohka Kogyo Co. Ltd.	36,800	1,670,635
Toray Industries, Inc.	727,618	4,062,021
Tosoh Corp.	520,807	6,197,029
Toyo Ink SC Holdings Co. Ltd.(a)	59,500	811,702
Toyobo Co. Ltd.	59,251	448,609
UBE Corp.	111,100	1,631,830
Valqua Ltd.	37,400	746,895
Zeon Corp.	125,300	1,268,716

Total Chemicals		126,348,197

Commercial Services & Supplies - 0.3%
Dai Nippon Printing Co. Ltd.	127,700	2,564,743
Inui Global Logistics Co. Ltd.(a)	81,100	1,223,154
Pilot Corp.(a)	21,100	768,392
Sato Holdings Corp.	26,200	376,881

Total Commercial Services & Supplies		4,933,170

Construction & Engineering - 0.6%
JGC Holdings Corp.	65,000	826,632
Kajima Corp.	393,300	4,578,489
Nippon Koei Co. Ltd.	17,600	438,849
Obayashi Corp.	532,200	4,025,432
Penta-Ocean Construction Co. Ltd.	172,600	808,419
Taikisha Ltd.	27,900	705,192

Total Construction & Engineering		11,383,013

Construction Materials - 0.1%
Taiheiyo Cement Corp.	86,500	1,348,520

Containers & Packaging - 0.2%
Fuji Seal International, Inc.	28,400	363,542
Toyo Seikan Group Holdings Ltd.	254,200	3,124,881

Total Containers & Packaging		3,488,423

Electrical Equipment - 1.1%
Daihen Corp.	22,100	648,202
Fuji Electric Co. Ltd.	53,173	2,027,058
Fujikura Ltd.	96,300	732,769
Furukawa Electric Co. Ltd.	40,481	759,028
GS Yuasa Corp.	30,684	493,009
Idec Corp.	28,500	630,717
Mabuchi Motor Co. Ltd.(a)	31,900	903,001
Mitsubishi Electric Corp.	1,077,414	10,725,555
Nippon Carbon Co. Ltd.	23,300	742,556
Nissin Electric Co. Ltd.	49,300	470,414
Sanyo Denki Co. Ltd.	8,200	356,103
Sinfonia Technology Co. Ltd.	31,000	346,311
Tatsuta Electric Wire and Cable Co. Ltd.(a)	54,500	293,266

Total Electrical Equipment		19,127,989

Electronic Equipment, Instruments & Components - 3.6%
A&D HOLON Holdings Co. Ltd.	42,300	326,038
Ai Holdings Corp.(a)	51,500	817,708
Alps Alpine Co. Ltd.	132,700	1,203,849
Amano Corp.	50,133	924,428
Anritsu Corp.	54,500	529,531
Azbil Corp.	49,600	1,249,915
Canon Electronics, Inc.(a)	12,900	148,216
Citizen Watch Co. Ltd.(a)	342,400	1,538,847
Dexerials Corp.(a)	40,000	773,049
Elematec Corp.	64,800	759,262
Hakuto Co. Ltd.	39,019	1,234,638
Hamamatsu Photonics KK	55,300	2,648,801
Hioki EE Corp.(a)	8,100	388,594
Hirose Electric Co. Ltd.	28,060	3,530,228
Horiba Ltd.	29,500	1,281,102
Ibiden Co. Ltd.	30,301	1,098,869
Innotech Corp.	17,900	175,140
Iriso Electronics Co. Ltd.(a)	11,700	375,088
Japan Aviation Electronics Industry Ltd.	52,000	831,164
Kaga Electronics Co. Ltd.	32,300	1,000,004
Keyence Corp.	19,740	7,692,833
Koa Corp.	26,800	382,872
Macnica Holdings, Inc.	58,100	1,384,854
Meiko Electronics Co. Ltd.(a)	12,900	235,132
Murata Manufacturing Co. Ltd.	269,768	13,469,488
Nichicon Corp.	55,900	519,409
Nippon Ceramic Co. Ltd.	26,500	473,985
Nippon Electric Glass Co. Ltd.(a)	140,960	2,504,151
Nissha Co. Ltd.(a)	33,800	468,786
Optex Group Co. Ltd.	27,000	367,517
Osaki Electric Co. Ltd.	99,000	393,914
Restar Holdings Corp.	26,000	405,533
Riken Keiki Co. Ltd.	14,900	496,874
Ryosan Co. Ltd.	29,545	636,378
Sanshin Electronics Co. Ltd.	28,654	520,765
Shimadzu Corp.	73,100	2,074,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2022

Investments	Shares	Value
Siix Corp.(a)	28,200	$272,927
Taiyo Yuden Co. Ltd.	53,900	1,564,569
TDK Corp.	159,504	5,240,440
Tokyo Electron Device Ltd.(a)	10,000	505,514
Tomen Devices Corp.(a)	11,400	477,790
Topcon Corp.	59,400	689,237
V Technology Co. Ltd.	21,100	402,666
Yokogawa Electric Corp.	80,638	1,286,468

Total Electronic Equipment, Instruments & Components		63,301,373

Entertainment - 2.8%
Capcom Co. Ltd.	77,800	2,482,383
GungHo Online Entertainment, Inc.(a)	26,300	424,962
Koei Tecmo Holdings Co. Ltd.(a)	159,444	2,890,523
Konami Group Corp.	70,200	3,176,278
Marvelous, Inc.	95,700	496,107
Nexon Co. Ltd.	75,800	1,701,615
Nintendo Co. Ltd.	844,300	35,398,595
Square Enix Holdings Co. Ltd.	72,900	3,386,843
Toei Animation Co. Ltd.(a)	6,200	624,017

Total Entertainment		50,581,323

Food & Staples Retailing - 0.8%
Seven & I Holdings Co. Ltd.	321,324	13,783,727

Food Products - 1.2%
Ajinomoto Co., Inc.	151,013	4,613,539
Ariake Japan Co. Ltd.	8,000	264,656
Calbee, Inc.	51,700	1,172,355
Fuji Oil Holdings, Inc.	26,500	409,314
Kagome Co. Ltd.(a)	31,200	722,392
Kikkoman Corp.	32,100	1,688,385
Nisshin Seifun Group, Inc.	159,600	1,999,460
Nissin Foods Holdings Co. Ltd.	40,400	3,190,481
Nissui Corp.	202,100	840,903
Riken Vitamin Co. Ltd.	35,900	521,583
Sakata Seed Corp.	16,100	533,840
Toyo Suisan Kaisha Ltd.	35,600	1,376,028
Yakult Honsha Co. Ltd.	48,087	3,119,669

Total Food Products		20,452,605

Health Care Equipment & Supplies - 0.9%
Eiken Chemical Co. Ltd.	38,100	493,485
Hoya Corp.	54,157	5,214,784
Jeol Ltd.	14,600	397,241
Mani, Inc.	26,200	403,092
Nakanishi, Inc.	41,400	802,302
Nihon Kohden Corp.	33,200	806,442
Nipro Corp.	108,800	852,622
Olympus Corp.	117,400	2,092,727
PHC Holdings Corp.*	135,400	1,511,571
Terumo Corp.	120,312	3,415,732

Total Health Care Equipment & Supplies		15,989,998

Health Care Technology - 0.1%
M3, Inc.	47,800	1,296,210

Hotels, Restaurants & Leisure - 0.0%
Round One Corp.	113,400	412,536

Household Durables - 1.8%
Casio Computer Co. Ltd.	170,557	1,736,012
Fujitsu General Ltd.	26,900	645,257
JVCKenwood Corp.	115,600	323,289
Nikon Corp.	225,700	2,011,620
Panasonic Holdings Corp.	1,363,870	11,478,856
Rinnai Corp.	16,900	1,259,062
Sekisui Chemical Co. Ltd.	253,400	3,543,317
Sharp Corp.(a)	562,300	4,027,235
Sumitomo Forestry Co. Ltd.(a)	327,100	5,783,655
Tamron Co. Ltd.	26,900	606,726
Toa Corp.	38,100	222,343
Zojirushi Corp.(a)	41,500	516,135

Total Household Durables		32,153,507

Household Products - 0.4%
Lion Corp.(a)	84,400	968,446
Pigeon Corp.(a)	100,000	1,643,109
Unicharm Corp.	102,100	3,921,655

Total Household Products		6,533,210

Industrial Conglomerates - 1.4%
Hitachi Ltd.	352,705	17,885,855
Nisshinbo Holdings, Inc.	128,024	945,056
Toshiba Corp.	189,600	6,614,338

Total Industrial Conglomerates		25,445,249

Insurance - 5.5%
Dai-ichi Life Holdings, Inc.	722,400	16,392,176
MS&AD Insurance Group Holdings, Inc.	569,100	18,218,791
Sompo Holdings, Inc.	390,700	17,351,942
Tokio Marine Holdings, Inc.	2,169,900	46,499,619

Total Insurance		98,462,528

Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.(a)	12,200	169,577

IT Services - 1.0%
Fujitsu Ltd.	56,432	7,533,819
NEC Corp.	115,100	4,043,264
NTT Data Corp.	259,600	3,801,184
Transcosmos, Inc.	75,700	1,867,471

Total IT Services		17,245,738

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	144,400	9,098,803
GLOBERIDE, Inc.	19,900	385,497
Mizuno Corp.	22,000	469,029
Roland Corp.(a)	20,300	535,405
Sega Sammy Holdings, Inc.	153,100	2,317,183
Shimano, Inc.(a)	20,200	3,202,728
Tomy Co. Ltd.	57,200	547,962

Total Leisure Products		16,556,607

Machinery - 5.3%
Amada Co. Ltd.	240,193	1,882,296
Anest Iwata Corp.	43,300	282,880
Asahi Diamond Industrial Co. Ltd.	70,800	362,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2022

Investments	Shares	Value
Bando Chemical Industries Ltd.	61,200	$443,421
CKD Corp.	43,500	619,474
Daifuku Co. Ltd.	35,100	1,644,003
DMG Mori Co. Ltd.(a)	101,200	1,346,061
Ebara Corp.	52,931	1,893,473
FANUC Corp.	89,989	13,527,847
Fujitec Co. Ltd.	46,100	1,047,116
Glory Ltd.	45,100	749,929
Harmonic Drive Systems, Inc.(a)	9,700	273,110
Hitachi Construction Machinery Co. Ltd.	149,400	3,350,446
Hitachi Zosen Corp.	70,100	438,839
Hokuetsu Industries Co. Ltd.	35,400	354,148
Hoshizaki Corp.(a)	39,338	1,387,839
IHI Corp.	104,400	3,042,313
Iwaki Co. Ltd.	22,900	213,475
Japan Steel Works Ltd.	26,400	522,018
Kawasaki Heavy Industries Ltd.	70,200	1,644,003
Kitz Corp.(a)	104,600	625,483
Komatsu Ltd.	657,806	14,338,172
Kurita Water Industries Ltd.(a)	31,300	1,295,222
Makino Milling Machine Co. Ltd.	15,200	498,814
Max Co. Ltd.	56,200	830,573
Meidensha Corp.	26,500	375,774
MISUMI Group, Inc.	49,300	1,075,711
Mitsubishi Heavy Industries Ltd.	137,119	5,439,242
Mitsuboshi Belting Ltd.	60,500	1,568,153
Miura Co. Ltd.	38,600	889,340
Nabtesco Corp.	53,700	1,369,514
Nachi-Fujikoshi Corp.(a)	27,000	736,671
NGK Insulators Ltd.	294,075	3,739,875
Nissei ASB Machine Co. Ltd.	10,500	340,994
Nissei Plastic Industrial Co. Ltd.(a)	37,900	265,698
Nitta Corp.	31,900	676,465
Nomura Micro Science Co. Ltd.(a)	6,600	205,336
Noritake Co. Ltd.	14,400	438,728
NSK Ltd.	461,100	2,449,741
Obara Group, Inc.(a)	18,700	510,213
OKUMA Corp.	18,700	666,111
Organo Corp.	26,400	584,444
OSG Corp.	79,124	1,089,608
Shibaura Machine Co. Ltd.	17,900	355,436
SMC Corp.(a)	18,651	7,856,475
Sodick Co. Ltd.	78,100	419,667
Star Micronics Co. Ltd.(a)	48,500	595,108
Sumitomo Heavy Industries Ltd.(a)	150,037	3,006,539
Takeuchi Manufacturing Co. Ltd.	26,500	585,251
Teikoku Electric Manufacturing Co. Ltd.	22,000	382,993
THK Co. Ltd.(a)	75,000	1,429,573
Tocalo Co. Ltd.	80,300	701,701
Torishima Pump Manufacturing Co. Ltd.	30,900	335,592
Tsubaki Nakashima Co. Ltd.	14,400	111,319
Tsubakimoto Chain Co.	45,900	1,037,355
Tsugami Corp.	29,900	263,547
YAMABIKO Corp.	67,900	565,555
Yaskawa Electric Corp.	61,300	1,962,882

Total Machinery		94,643,762

Marine - 3.4%
Iino Kaiun Kaisha Ltd.	189,000	1,332,146
Mitsui OSK Lines Ltd.(a)	985,500	24,573,080
Nippon Yusen KK(a)	1,423,100	33,543,075
NS United Kaiun Kaisha Ltd.	42,700	1,254,026

Total Marine		60,702,327

Media - 0.4%
Dentsu Group, Inc.(a)	159,900	5,023,195
Hakuhodo DY Holdings, Inc.	219,600	2,213,559

Total Media		7,236,754

Metals & Mining - 3.1%
Asahi Holdings, Inc.	70,000	1,021,259
Daido Steel Co. Ltd.	46,200	1,510,880
Daiki Aluminium Industry Co. Ltd.(a)	43,400	408,196
Dowa Holdings Co. Ltd.	36,400	1,144,871
Kobe Steel Ltd.	578,600	2,815,273
Kyoei Steel Ltd.(a)	35,200	335,073
Maruichi Steel Tube Ltd.	81,100	1,661,399
Mitsubishi Materials Corp.	90,400	1,427,819
Mitsui Mining & Smelting Co. Ltd.	56,900	1,330,376
Neturen Co. Ltd.	33,700	168,059
Nippon Light Metal Holdings Co. Ltd.	79,000	905,885
Nippon Steel Corp.	1,442,400	25,055,749
Nippon Yakin Kogyo Co. Ltd.	21,110	667,162
Nittetsu Mining Co. Ltd.	22,400	541,559
Sanyo Special Steel Co. Ltd.	58,100	951,564
Sumitomo Metal Mining Co. Ltd.	359,200	12,716,080
Toho Titanium Co. Ltd.(a)	24,200	511,713
Tokyo Steel Manufacturing Co. Ltd.	123,000	1,113,987
UACJ Corp.	43,500	731,237

Total Metals & Mining		55,018,141

Multiline Retail - 0.1%
Ryohin Keikaku Co. Ltd.	160,700	1,907,281

Oil, Gas & Consumable Fuels - 1.9%
ENEOS Holdings, Inc.	4,324,700	14,683,888
Idemitsu Kosan Co. Ltd.	320,100	7,447,853
Inpex Corp.(a)	1,042,000	11,024,533
Nippon Coke & Engineering Co. Ltd.(a)	620,800	399,924

Total Oil, Gas & Consumable Fuels		33,556,198

Paper & Forest Products - 0.2%
Daiken Corp.	36,600	580,574
Hokuetsu Corp.	110,500	638,152
Oji Holdings Corp.	580,200	2,334,959

Total Paper & Forest Products		3,553,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2022

Investments	Shares	Value
Personal Products - 0.9%
Kao Corp.(a)	238,080	$9,482,060
Kose Corp.(a)	12,300	1,344,242
Rohto Pharmaceutical Co. Ltd.	54,000	949,487
Shiseido Co. Ltd.(a)	87,122	4,272,738

Total Personal Products		16,048,527

Pharmaceuticals - 7.6%
Astellas Pharma, Inc.	976,504	14,849,788
Chugai Pharmaceutical Co. Ltd.(a)	1,096,800	27,996,683
Daiichi Sankyo Co. Ltd.	230,900	7,437,379
Eisai Co. Ltd.	109,200	7,203,583
Hisamitsu Pharmaceutical Co., Inc.	48,000	1,427,868
Kyowa Kirin Co. Ltd.	146,370	3,350,164
Nippon Shinyaku Co. Ltd.	22,500	1,275,531
Ono Pharmaceutical Co. Ltd.	272,500	6,367,180
Otsuka Holdings Co. Ltd.	233,700	7,624,984
Santen Pharmaceutical Co. Ltd.	298,400	2,428,903
Shionogi & Co. Ltd.	110,877	5,534,396
Sumitomo Pharma Co. Ltd.	194,000	1,468,839
Taisho Pharmaceutical Holdings Co. Ltd.	29,700	1,305,544
Takeda Pharmaceutical Co. Ltd.	1,477,763	46,042,546
Towa Pharmaceutical Co. Ltd.	26,200	423,148

Total Pharmaceuticals		134,736,536

Professional Services - 0.4%
BeNext-Yumeshin Group Co.(a)	47,300	609,779
en Japan, Inc.	26,200	481,328
Persol Holdings Co. Ltd.	67,600	1,448,882
Recruit Holdings Co. Ltd.	143,900	4,555,461

Total Professional Services		7,095,450

Real Estate Management & Development - 0.0%
Relo Group, Inc.	43,000	692,197

Road & Rail - 0.1%
Alps Logistics Co. Ltd.	43,700	379,222
Nishi-Nippon Railroad Co. Ltd.	26,500	496,279

Total Road & Rail		875,501

Semiconductors & Semiconductor Equipment - 3.6%
Advantest Corp.	72,800	4,678,798
Disco Corp.	27,100	7,753,420
Ferrotec Holdings Corp.	21,700	458,357
Furuya Metal Co. Ltd.(a)	6,000	405,169
Micronics Japan Co. Ltd.(a)	42,000	414,445
Mitsui High-Tec, Inc.(a)	8,000	371,670
Optorun Co. Ltd.	20,700	351,733
Rohm Co. Ltd.	41,900	3,026,314
SCREEN Holdings Co. Ltd.	35,260	2,260,787
Shibaura Mechatronics Corp.	5,100	386,138
Shinko Electric Industries Co. Ltd.(a)	42,759	1,098,587
SUMCO Corp.(a)	224,900	2,994,803
Tokyo Electron Ltd.	121,453	35,788,341
Tokyo Seimitsu Co. Ltd.	64,500	2,087,347
Ulvac, Inc.	26,400	1,112,463
Yamaichi Electronics Co. Ltd.	49,900	645,189

Total Semiconductors & Semiconductor Equipment		63,833,561

Software - 0.3%
Cybernet Systems Co. Ltd.	41,400	305,295
Trend Micro, Inc.(a)	105,208	4,895,806

Total Software		5,201,101

Specialty Retail - 0.8%
ABC-Mart, Inc.	43,500	2,462,731
Fast Retailing Co. Ltd.	16,100	9,826,314
IDOM, Inc.	66,300	333,648
Sanrio Co. Ltd.	15,800	572,390
VT Holdings Co. Ltd.	170,100	608,490

Total Specialty Retail		13,803,573

Technology Hardware, Storage & Peripherals - 2.3%
Brother Industries Ltd.	144,243	2,194,063
Canon, Inc.(a)	882,297	19,094,313
Eizo Corp.	16,700	433,495
FUJIFILM Holdings Corp.	170,695	8,570,650
Konica Minolta, Inc.	591,300	2,361,704
MCJ Co. Ltd.	81,700	585,761
Ricoh Co. Ltd.	348,900	2,662,794
Riso Kagaku Corp.	26,200	414,808
Roland DG Corp.	15,500	327,868
Seiko Epson Corp.	227,900	3,326,654
Toshiba TEC Corp.	15,200	415,294
Wacom Co. Ltd.	101,400	448,805

Total Technology Hardware, Storage & Peripherals		40,836,209

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	56,092	1,238,790
Descente Ltd.	13,900	340,271
Kurabo Industries Ltd.	26,347	432,510
Seiko Group Corp.	26,500	623,612
Wacoal Holdings Corp.	33,400	600,438

Total Textiles, Apparel & Luxury Goods		3,235,621

Tobacco - 2.7%
Japan Tobacco, Inc.(a)	2,414,431	48,693,023

Trading Companies & Distributors - 11.9%
Alconix Corp.	32,100	322,107
Chori Co. Ltd.	22,700	371,953
Hanwa Co. Ltd.	26,300	746,474
Inabata & Co. Ltd.	65,386	1,182,890
ITOCHU Corp.(a)	948,394	29,800,610
KPP Group Holdings Co. Ltd.(a)	57,400	344,109
Marubeni Corp.	2,339,778	26,865,464
Mitsubishi Corp.	1,531,400	49,710,002
Mitsui & Co. Ltd.	1,638,400	47,843,838
Mitsui Matsushima Holdings Co. Ltd.(a)	21,900	494,117
Nagase & Co. Ltd.	81,200	1,232,047
Nippon Steel Trading Corp.	43,400	3,039,266
Sanyo Trading Co. Ltd.	33,100	282,220
Shinsho Corp.	22,200	864,815
Sojitz Corp.	361,504	6,885,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2022

Investments	Shares	Value
Sumitomo Corp.	1,927,777	$32,084,568
Toyota Tsusho Corp.	231,610	8,574,897

Total Trading Companies & Distributors		210,644,515

Transportation Infrastructure - 0.0%
Nissin Corp.	15,800	251,708

TOTAL COMMON STOCKS (Cost: $1,856,492,786)		1,794,595,391

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b) (Cost: $27,207,291)	27,207,291	27,207,291

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $1,883,700,077)		1,821,802,682
Other Assets less Liabilities - (2.6)%		(45,941,376)

NET ASSETS - 100.0%		$1,775,861,306

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $252,414,901. The Fund also had securities on loan having a total market value of $3,088,162 that were sold and pending settlement. The total market value of the collateral held by the Fund was $267,732,681. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $240,525,390.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/6/2023	513,413,053	USD	71,306,963,446	JPY	$—	$(27,089,808)
Goldman Sachs	1/6/2023	513,413,053	USD	71,305,525,889	JPY	—	(27,078,912)
JP Morgan Chase Bank NA	1/6/2023	1,849,846,231	JPY	13,713,871	USD	307,862	—
JP Morgan Chase Bank NA	1/6/2023	2,791,946,038	JPY	20,570,807	USD	591,990	—
JP Morgan Chase Bank NA	1/6/2023	7,002,631,407	JPY	51,427,017	USD	1,652,544	—
JP Morgan Chase Bank NA	1/6/2023	3,739,084,185	JPY	27,427,742	USD	914,311	—
JP Morgan Chase Bank NA	1/6/2023	1,798,055,797	JPY	13,713,871	USD	—	(84,707)
JP Morgan Chase Bank NA	1/6/2023	2,257,923,752	JPY	17,142,339	USD	—	(27,401)
JP Morgan Chase Bank NA	1/6/2023	4,039,005,535	JPY	30,450,955	USD	164,485	—
JP Morgan Chase Bank NA	1/6/2023	5,479,186,668	JPY	41,141,614	USD	390,320	—
JP Morgan Chase Bank NA	1/6/2023	60,621,050,797	JPY	459,515,999	USD	—	(11,768)
JP Morgan Chase Bank NA	1/6/2023	60,621,042,066	JPY	459,515,999	USD	—	(11,834)
JP Morgan Chase Bank NA	1/6/2023	60,619,902,007	JPY	459,515,999	USD	—	(20,476)
JP Morgan Chase Bank NA	1/6/2023	60,621,510,313	JPY	459,515,999	USD	—	(8,285)
JP Morgan Chase Bank NA	1/6/2023	513,413,053	USD	71,309,941,242	JPY	—	(27,112,380)
JP Morgan Chase Bank NA	1/6/2023	513,413,053	USD	71,304,858,452	JPY	—	(27,073,853)
JP Morgan Chase Bank NA	2/3/2023	444,876,359	USD	58,475,972,231	JPY	4,826	—
JP Morgan Chase Bank NA	2/3/2023	444,876,361	USD	58,477,307,123	JPY	—	(5,327)
JP Morgan Chase Bank NA	2/3/2023	444,876,361	USD	58,477,298,670	JPY	—	(5,263)
JP Morgan Chase Bank NA	2/3/2023	444,876,361	USD	58,477,307,123	JPY	—	(5,327)

						$4,026,338	$(108,535,341)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,794,595,391	$—	$—	$1,794,595,391
Investment of Cash Collateral for Securities Loaned	—	27,207,291	—	27,207,291

Total Investments in Securities	$1,794,595,391	$27,207,291	$—	$1,821,802,682

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4,026,338	$—	$4,026,338
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(108,535,341)	$—	$(108,535,341)

Total - Net	$1,794,595,391	$(77,301,712)	$—	$1,717,293,679

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 101.1%

Japan - 101.1%

Air Freight & Logistics - 0.6%
AIT Corp.(a)	1,200	$12,733
AZ-COM MARUWA Holdings, Inc.	1,900	22,680
Konoike Transport Co. Ltd.	2,000	24,374
Mitsui-Soko Holdings Co. Ltd.	1,800	49,043
SBS Holdings, Inc.(a)	800	16,861
Shibusawa Warehouse Co. Ltd.	1,300	20,483

Total Air Freight & Logistics		146,174

Auto Components - 4.5%
Aisan Industry Co. Ltd.	2,000	10,474
Daido Metal Co. Ltd.	4,700	16,991
Daikyonishikawa Corp.	3,400	14,353
Eagle Industry Co. Ltd.	3,500	28,436
Exedy Corp.	5,000	61,238
Fujikura Composites, Inc.	1,700	10,694
FuKoKu Co. Ltd.	1,500	11,732
Futaba Industrial Co. Ltd.	4,000	10,792
G-Tekt Corp.	2,198	24,038
KYB Corp.	1,900	49,032
Musashi Seimitsu Industry Co. Ltd.(a)	1,900	22,536
NHK Spring Co. Ltd.	15,000	96,176
NOK Corp.	8,500	75,630
Pacific Industrial Co. Ltd.	1,800	13,738
Piolax, Inc.(a)	2,100	27,089
Press Kogyo Co. Ltd.	10,700	34,222
Riken Corp.(a)	1,400	23,820
Seiren Co. Ltd.(a)	1,100	20,267
Shoei Co. Ltd.	900	34,992
Sumitomo Riko Co. Ltd.	3,700	16,993
Sumitomo Rubber Industries Ltd.(a)	11,000	96,040
Suncall Corp.(a)	2,200	10,638
T RAD Co. Ltd.	700	13,730
Tachi-S Co. Ltd.	2,900	24,221
Tokai Rika Co. Ltd.	3,425	36,678
Toyo Tire Corp.(a)	8,700	98,707
Toyoda Gosei Co. Ltd.	3,000	46,679
TPR Co. Ltd.	2,506	23,171
TS Tech Co. Ltd.	5,500	63,151
Unipres Corp.	1,600	9,192

Total Auto Components		1,025,450

Automobiles - 0.1%
Nissan Shatai Co. Ltd.(a)	2,500	15,631

Banks - 8.4%
77 Bank Ltd.	5,400	90,447
Akita Bank Ltd.	1,500	21,748
Aozora Bank Ltd.(a)	8,500	167,172
Awa Bank Ltd.	800	12,927
Bank of Iwate Ltd.	1,500	22,362
Bank of Nagoya Ltd.	1,400	35,280
Bank of Saga Ltd.	1,300	17,498
Bank of the Ryukyus Ltd.	3,900	25,804
Daishi Hokuetsu Financial Group, Inc.	2,000	43,473
Ehime Bank Ltd.	2,600	18,050
FIDEA Holdings Co. Ltd.	2,000	21,903
First Bank of Toyama Ltd.(a)	4,000	17,735
Gunma Bank Ltd.	14,700	56,151
Hachijuni Bank Ltd.	20,800	86,545
Hirogin Holdings, Inc.	15,500	77,650
Hokkoku Financial Holdings, Inc.(a)	600	20,645
Hokuhoku Financial Group, Inc.	5,000	37,023
Hyakugo Bank Ltd.	8,700	24,265
Hyakujushi Bank Ltd.	2,400	34,796
Juroku Financial Group, Inc.	2,000	43,473
Keiyo Bank Ltd.	6,500	28,917
Kiyo Bank Ltd.	1,398	16,613
Kyushu Financial Group, Inc.	13,700	47,139
Mebuki Financial Group, Inc.	44,400	112,392
Miyazaki Bank Ltd.	600	11,268
Musashino Bank Ltd.	1,300	20,395
Nanto Bank Ltd.	1,200	23,310
Nishi-Nippon Financial Holdings, Inc.	7,800	56,928
North Pacific Bank Ltd.	14,400	27,830
Ogaki Kyoritsu Bank Ltd.	1,000	14,241
Oita Bank Ltd.	1,200	18,571
Okinawa Financial Group, Inc.	1,140	20,140
Procrea Holdings, Inc.(a)	800	13,369
San ju San Financial Group, Inc.	2,500	30,126
San-In Godo Bank Ltd.	13,200	77,732
Senshu Ikeda Holdings, Inc.	24,900	47,745
Seven Bank Ltd.(a)	76,400	151,706
Shiga Bank Ltd.	3,400	68,157
Shikoku Bank Ltd.	2,600	19,311
Suruga Bank Ltd.	5,200	16,671
Toho Bank Ltd.	19,400	32,935
Tokyo Kiraboshi Financial Group, Inc.	2,300	45,496
TOMONY Holdings, Inc.	3,400	9,534
Towa Bank Ltd.	3,300	14,056
Yamagata Bank Ltd.	1,900	17,798
Yamaguchi Financial Group, Inc.	10,000	65,254
Yamanashi Chuo Bank Ltd.	2,300	19,349

Total Banks		1,901,930

Beverages - 0.8%
Coca-Cola Bottlers Japan Holdings, Inc.(a)	9,100	99,107
Sapporo Holdings Ltd.(a)	1,100	27,345
Takara Holdings, Inc.	8,200	64,944

Total Beverages		191,396

Biotechnology - 0.2%
Takara Bio, Inc.	3,000	39,175

Building Products - 1.5%
Bunka Shutter Co. Ltd.	2,800	23,513
Central Glass Co. Ltd.	1,300	27,686
Nichias Corp.	4,200	75,186
Nichiha Corp.	1,000	20,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
Nitto Boseki Co. Ltd.	1,000	$14,453
Noritz Corp.	900	9,849
Okabe Co. Ltd.(a)	3,400	17,909
Sanwa Holdings Corp.	8,600	79,583
Shin Nippon Air Technologies Co. Ltd.(a)	1,100	15,631
Takara Standard Co. Ltd.	2,817	29,527
Takasago Thermal Engineering Co. Ltd.	2,000	27,026

Total Building Products		340,493

Capital Markets - 1.2%
Ichiyoshi Securities Co. Ltd.(a)	4,000	18,674
IwaiCosmo Holdings, Inc.	1,900	18,691
Matsui Securities Co. Ltd.	13,300	79,128
Monex Group, Inc.(a)	10,065	31,809
Morningstar Japan KK	5,099	17,545
Okasan Securities Group, Inc.	9,700	28,156
Sparx Group Co. Ltd.(a)	2,039	25,854
Tokai Tokyo Financial Holdings, Inc.	16,600	44,411

Total Capital Markets		264,268

Chemicals - 10.0%
ADEKA Corp.	3,800	62,323
Aica Kogyo Co. Ltd.(a)	2,400	56,933
Arakawa Chemical Industries Ltd.(a)	1,100	8,078
Asahi Yukizai Corp.	900	19,106
C Uyemura & Co. Ltd.	900	41,472
Chugoku Marine Paints Ltd.(a)	2,700	19,522
CI Takiron Corp.	3,200	12,223
Dai Nippon Toryo Co. Ltd.	2,900	16,506
Daicel Corp.	14,100	102,054
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,200	15,552
Denka Co. Ltd.	4,700	107,753
DIC Corp.(a)	3,800	66,989
DKS Co. Ltd.	700	10,298
Fujimi, Inc.	1,500	71,052
Fujimori Kogyo Co. Ltd.	700	16,075
Fuso Chemical Co. Ltd.	800	20,615
Harima Chemicals Group, Inc.	2,000	12,323
Ishihara Sangyo Kaisha Ltd.	2,800	22,558
JCU Corp.	700	16,340
JSP Corp.	1,217	13,660
Kaneka Corp.	2,048	51,066
Kanto Denka Kogyo Co. Ltd.	2,100	14,722
KH Neochem Co. Ltd.(a)	2,100	42,861
Konishi Co. Ltd.	900	11,466
Kumiai Chemical Industry Co. Ltd.	4,394	30,205
Kureha Corp.	600	36,652
Lintec Corp.	4,700	76,478
Moriroku Holdings Co. Ltd.	1,400	17,921
Nihon Nohyaku Co. Ltd.(a)	2,000	10,974
Nihon Parkerizing Co. Ltd.	7,600	54,029
Nippon Kayaku Co. Ltd.	10,900	94,176
Nippon Pillar Packing Co. Ltd.	2,000	41,442
Nippon Shokubai Co. Ltd.	2,300	92,038
Nippon Soda Co. Ltd.	2,300	75,304
Osaka Organic Chemical Industry Ltd.	900	13,021
Osaka Soda Co. Ltd.	1,077	31,262
Riken Technos Corp.	2,100	7,655
Sakai Chemical Industry Co. Ltd.	1,500	20,258
Sakata INX Corp.(a)	1,700	13,528
Sanyo Chemical Industries Ltd.	800	24,525
Shikoku Chemicals Corp.(a)	600	5,925
Shin-Etsu Polymer Co. Ltd.	3,700	31,744
Sumitomo Bakelite Co. Ltd.	1,400	41,540
T Hasegawa Co. Ltd.(a)	1,400	30,940
Taiyo Holdings Co. Ltd.	3,000	50,862
Takasago International Corp.	800	15,431
Teijin Ltd.	8,600	83,950
Toagosei Co. Ltd.(a)	7,500	63,208
Tokai Carbon Co. Ltd.	8,500	69,124
Tokuyama Corp.	2,500	34,029
Tokyo Ohka Kogyo Co. Ltd.(a)	2,000	90,795
Toyo Ink SC Holdings Co. Ltd.(a)	2,300	31,377
Toyobo Co. Ltd.	3,700	28,014
UBE Corp.	5,880	86,365
Valqua Ltd.	1,900	37,944
Zeon Corp.	7,000	70,878

Total Chemicals		2,243,141

Commercial Services & Supplies - 1.7%
Aeon Delight Co. Ltd.	1,200	27,557
Daiseki Co. Ltd.	640	22,021
Inui Global Logistics Co. Ltd.(a)	3,900	58,820
Japan Elevator Service Holdings Co. Ltd.	800	10,029
Kokuyo Co. Ltd.(a)	4,400	61,959
Mitsubishi Pencil Co. Ltd.(a)	1,700	18,450
Nippon Kanzai Co. Ltd.(a)	1,300	24,809
Nippon Parking Development Co. Ltd.	10,500	24,669
Okamura Corp.	3,000	32,354
Pilot Corp.(a)	800	29,133
Prestige International, Inc.	2,400	13,206
Sato Holdings Corp.	1,300	18,700
Studio Alice Co. Ltd.(a)	700	10,918
Takara & Co. Ltd.	800	12,405
TRE Holdings Corp.	1,400	15,078

Total Commercial Services & Supplies		380,108

Construction & Engineering - 5.6%
Asanuma Corp.	1,500	34,332
CTI Engineering Co. Ltd.	500	12,164
Dai-Dan Co. Ltd.	600	9,968
Daiho Corp.(a)	1,600	47,717
EXEO Group, Inc.	5,300	90,298
Hazama Ando Corp.(a)	8,200	52,266
INFRONEER Holdings, Inc.	9,868	74,864
JDC Corp.(a)	3,400	14,739
Kandenko Co. Ltd.	5,800	37,848
Kumagai Gumi Co. Ltd.	1,500	29,910
Kyudenko Corp.	2,200	54,439
MIRAIT ONE Corp.	3,744	43,131
Nippon Koei Co. Ltd.	1,000	24,935
Nippon Road Co. Ltd.	400	17,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
Nishimatsu Construction Co. Ltd.	4,000	$118,686
Nittoc Construction Co. Ltd.	3,200	22,458
Okumura Corp.	2,300	52,033
Oriental Shiraishi Corp.	8,400	18,080
Penta-Ocean Construction Co. Ltd.	7,900	37,002
PS Mitsubishi Construction Co. Ltd.	3,600	16,698
Raito Kogyo Co. Ltd.	2,100	30,128
Raiznext Corp.	2,000	19,948
Sanki Engineering Co. Ltd.	5,300	62,221
Seikitokyu Kogyo Co. Ltd.(a)	1,700	10,178
Shinnihon Corp.(a)	3,400	19,197
Sumitomo Mitsui Construction Co. Ltd.	5,840	18,457
Taihei Dengyo Kaisha Ltd.	900	22,271
Taikisha Ltd.	1,100	27,803
Takamatsu Construction Group Co. Ltd.	900	13,062
Tekken Corp.	1,200	16,070
Tess Holdings Co. Ltd.(a)	1,000	7,844
Toa Corp.	700	12,589
Tobishima Corp.	2,200	16,807
Toda Corp.	11,600	62,420
Tokyu Construction Co. Ltd.	3,700	17,835
Totetsu Kogyo Co. Ltd.	1,200	23,910
Toyo Construction Co. Ltd.	3,000	19,531
Wakachiku Construction Co. Ltd.(a)	600	12,901
Yokogawa Bridge Holdings Corp.	1,400	19,916
Yondenko Corp.	1,000	13,142
Yurtec Corp.	1,900	10,584

Total Construction & Engineering		1,266,329

Construction Materials - 0.5%
Sumitomo Osaka Cement Co. Ltd.	1,300	32,070
Taiheiyo Cement Corp.	5,000	77,949
Yotai Refractories Co. Ltd.	1,200	12,242

Total Construction Materials		122,261

Consumer Finance - 0.0%
J Trust Co. Ltd.(a)	2,400	9,422

Containers & Packaging - 0.5%
FP Corp.	1,300	37,341
Fuji Seal International, Inc.	1,500	19,201
Rengo Co. Ltd.	8,681	59,740

Total Containers & Packaging		116,282

Distributors - 0.4%
Arata Corp.	500	15,897
Doshisha Co. Ltd.	1,000	12,301
Happinet Corp.	1,200	18,671
PALTAC Corp.	1,300	45,667

Total Distributors		92,536

Diversified Consumer Services - 0.5%
Asante, Inc.	1,000	12,293
Benesse Holdings, Inc.	2,300	34,967
Gakkyusha Co. Ltd.	800	10,926
Riso Kyoiku Co. Ltd.	9,700	26,907
Tokyo Individualized Educational Institute, Inc.(a)	4,700	18,808

Total Diversified Consumer Services		103,901

Diversified Financial Services - 0.3%
eGuarantee, Inc.	400	7,406
Financial Partners Group Co. Ltd.(a)	6,100	51,456
Japan Investment Adviser Co. Ltd.(a)	1,600	14,139

Total Diversified Financial Services		73,001

Diversified Telecommunication Services - 0.1%
ARTERIA Networks Corp.	2,700	25,436

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc.	3,983	30,519

Electrical Equipment - 1.7%
Cosel Co. Ltd.	1,500	11,527
Daihen Corp.	800	23,464
Fujikura Ltd.	5,600	42,612
Furukawa Electric Co. Ltd.	1,226	22,988
GS Yuasa Corp.	1,400	22,494
Idec Corp.	1,500	33,196
Mabuchi Motor Co. Ltd.(a)	2,100	59,445
Nippon Carbon Co. Ltd.(a)	700	22,308
Nissin Electric Co. Ltd.	2,500	23,855
Nitto Kogyo Corp.	1,800	32,141
Sanyo Denki Co. Ltd.	300	13,028
Sinfonia Technology Co. Ltd.	2,000	22,343
SWCC Showa Holdings Co. Ltd.	1,000	13,574
Takaoka Toko Co. Ltd.	700	9,491
Toyo Tanso Co. Ltd.(a)	700	19,948

Total Electrical Equipment		372,414

Electronic Equipment, Instruments & Components - 6.7%
A&D HOLON Holdings Co. Ltd.	700	5,395
Ai Holdings Corp.(a)	2,600	41,282
Alps Alpine Co. Ltd.	6,800	61,689
Amano Corp.	2,500	46,099
Anritsu Corp.	3,200	31,092
Canon Electronics, Inc.(a)	1,100	12,639
Citizen Watch Co. Ltd.(a)	18,600	83,594
CONEXIO Corp.	1,400	20,245
Daishinku Corp.(a)	2,000	10,504
Daitron Co. Ltd.	1,000	17,295
Daiwabo Holdings Co. Ltd.	3,500	51,620
Dexerials Corp.(a)	2,000	38,652
Elematec Corp.	3,158	37,002
ESPEC Corp.	1,100	15,823
Hakuto Co. Ltd.	2,000	63,284
Hioki EE Corp.(a)	300	14,392
Hochiki Corp.	1,300	13,803
Horiba Ltd.(a)	1,700	73,826
I-PEX, Inc.(a)	1,200	10,832
Innotech Corp.	1,400	13,698
Iriso Electronics Co. Ltd.(a)	400	12,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
Japan Aviation Electronics Industry Ltd.	3,000	$47,952
Kaga Electronics Co. Ltd.	1,700	52,632
Koa Corp.	1,300	18,572
Kyosan Electric Manufacturing Co. Ltd.(a)	4,600	14,015
Macnica Holdings, Inc.	2,900	69,124
Marubun Corp.	2,000	14,354
Maruwa Co. Ltd.	100	11,884
Maxell Ltd.	2,000	20,599
Meiko Electronics Co. Ltd.(a)	700	12,759
Nichicon Corp.	2,400	22,300
Nippon Ceramic Co. Ltd.	1,200	21,464
Nippon Electric Glass Co. Ltd.(a)	7,700	136,790
Nippon Signal Co. Ltd.	1,500	11,823
Nissha Co. Ltd.(a)	800	11,096
Nohmi Bosai Ltd.	1,066	12,813
Oki Electric Industry Co. Ltd.	4,700	25,326
Optex Group Co. Ltd.(a)	900	12,251
Osaki Electric Co. Ltd.	4,100	16,314
Restar Holdings Corp.	1,100	17,157
Riken Keiki Co. Ltd.	600	20,008
Ryoden Corp.	1,900	24,394
Ryosan Co. Ltd.	1,500	32,309
Sanshin Electronics Co. Ltd.(a)	1,000	18,174
Satori Electric Co. Ltd.(a)	1,700	16,479
Shibaura Electronics Co. Ltd.	300	11,175
Siix Corp.(a)	1,300	12,582
Suzuden Corp.	1,000	17,250
Tachibana Eletech Co. Ltd.	1,200	16,052
Tokyo Electron Device Ltd.(a)	400	20,221
Tomen Devices Corp.(a)	500	20,956
Topcon Corp.	3,600	41,772
Tsuzuki Denki Co. Ltd.(a)	1,600	15,728
Yokowo Co. Ltd.	700	11,465

Total Electronic Equipment, Instruments & Components		1,503,380

Energy Equipment & Services - 0.1%
Toyo Kanetsu KK	600	11,605

Entertainment - 0.9%
Amuse, Inc.(a)	1,200	15,916
COLOPL, Inc.	5,200	24,750
Daiichikosho Co. Ltd.	1,500	45,246
GungHo Online Entertainment, Inc.(a)	1,500	24,237
Marvelous, Inc.	3,200	16,589
MIXI, Inc.	4,300	80,365

Total Entertainment		207,103

Food & Staples Retailing - 1.9%
Aeon Hokkaido Corp.	1,500	12,710
Ain Holdings, Inc.	300	13,733
Arcs Co. Ltd.	2,700	44,937
Belc Co. Ltd.	300	13,074
Create SD Holdings Co. Ltd.	1,000	25,048
Fuji Co. Ltd.	1,500	20,804
G-7 Holdings, Inc.(a)	1,100	13,789
Heiwado Co. Ltd.	1,000	16,234
Inageya Co. Ltd.	1,400	13,146
JM Holdings Co. Ltd.(a)	900	11,644
Kato Sangyo Co. Ltd.	1,700	45,223
Life Corp.	1,600	32,074
Mitsubishi Shokuhin Co. Ltd.	2,100	49,657
Qol Holdings Co. Ltd.	1,700	15,075
Retail Partners Co. Ltd.(a)	900	9,031
San-A Co. Ltd.	400	13,051
United Super Markets Holdings, Inc.(a)	2,300	19,610
Valor Holdings Co. Ltd.	2,100	28,998
Yaoko Co. Ltd.	500	25,693
Yokorei Co. Ltd.	1,700	13,799

Total Food & Staples Retailing		437,330

Food Products - 3.9%
Ariake Japan Co. Ltd.	700	23,157
Chubu Shiryo Co. Ltd.	1,900	15,667
DyDo Group Holdings, Inc.(a)	400	14,430
Ezaki Glico Co. Ltd.(a)	1,600	43,897
Feed One Co. Ltd.(a)	2,500	13,547
Fuji Oil Holdings, Inc.	1,951	30,135
Fujicco Co. Ltd.	700	10,160
Fujiya Co. Ltd.(a)	600	11,518
Hokuto Corp.	1,000	14,233
House Foods Group, Inc.	2,100	44,214
Itoham Yonekyu Holdings, Inc.	10,500	55,785
Kagome Co. Ltd.(a)	1,400	32,415
Kameda Seika Co. Ltd.	200	6,594
Kotobuki Spirits Co. Ltd.	200	11,717
Kyokuyo Co. Ltd.	500	14,400
Marudai Food Co. Ltd.	1,500	16,166
Maruha Nichiro Corp.	2,000	38,046
Megmilk Snow Brand Co. Ltd.	2,700	36,854
Mitsui DM Sugar Holdings Co. Ltd.(a)	1,200	18,244
Morinaga & Co. Ltd.	2,000	59,494
Morinaga Milk Industry Co. Ltd.	1,200	45,428
Nichirei Corp.	3,300	71,955
Nippn Corp.	3,100	38,061
Nisshin Oillio Group Ltd.	1,000	24,897
Nissui Corp.	10,800	44,937
Prima Meat Packers Ltd.	1,100	18,333
Riken Vitamin Co. Ltd.	1,200	17,435
S Foods, Inc.	1,500	33,753
Sakata Seed Corp.	700	23,210
Showa Sangyo Co. Ltd.	700	13,343
Warabeya Nichiyo Holdings Co. Ltd.	800	11,180
Yukiguni Maitake Co. Ltd.	2,000	15,279

Total Food Products		868,484

Gas Utilities - 0.8%
Hokkaido Gas Co. Ltd.	1,000	12,695
Nippon Gas Co. Ltd.	5,300	83,630
Saibu Gas Holdings Co. Ltd.	1,400	18,133
Shizuoka Gas Co. Ltd.(a)	1,600	13,375
Toho Gas Co. Ltd.	2,600	49,598

Total Gas Utilities		177,431

Health Care Equipment & Supplies - 1.9%
Eiken Chemical Co. Ltd.	2,000	25,905
Hogy Medical Co. Ltd.(a)	1,300	33,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
Japan Lifeline Co. Ltd.	3,300	$22,910
Jeol Ltd.	700	19,046
Mani, Inc.	1,600	24,616
Menicon Co. Ltd.	700	14,738
Mizuho Medy Co. Ltd.(a)	900	25,579
Nagaileben Co. Ltd.(a)	900	13,615
Nakanishi, Inc.	2,100	40,696
Nihon Kohden Corp.	1,700	41,294
Nipro Corp.	4,123	32,310
Paramount Bed Holdings Co. Ltd.	2,006	39,194
PHC Holdings Corp.*	7,200	80,379
Shofu, Inc.	500	8,636

Total Health Care Equipment & Supplies		422,515

Health Care Providers & Services - 1.2%
As One Corp.	700	30,558
BML, Inc.	1,500	38,141
France Bed Holdings Co. Ltd.	2,300	16,386
H.U. Group Holdings, Inc.	4,200	91,706
Ship Healthcare Holdings, Inc.	1,518	30,925
Solasto Corp.	2,400	13,169
Toho Holdings Co. Ltd.	1,400	23,322
Tokai Corp.	800	11,666
Vital KSK Holdings, Inc.	2,500	16,105

Total Health Care Providers & Services		271,978

Health Care Technology - 0.0%
EM Systems Co. Ltd.(a)	1,600	9,871

Hotels, Restaurants & Leisure - 1.9%
Arcland Service Holdings Co. Ltd.(a)	1,200	19,645
Create Restaurants Holdings, Inc.*(a)	2,500	17,242
Doutor Nichires Holdings Co. Ltd.	1,300	16,937
Food & Life Cos. Ltd.	1,300	25,597
Heiwa Corp.	3,500	65,918
Hiday Hidaka Corp.	722	10,583
Ichibanya Co. Ltd.(a)	900	31,581
KFC Holdings Japan Ltd.	1,100	22,976
KOMEDA Holdings Co. Ltd.	1,600	30,134
Kyoritsu Maintenance Co. Ltd.(a)	300	13,415
MOS Food Services, Inc.(a)	800	18,583
Ohsho Food Service Corp.	700	31,725
Resorttrust, Inc.	2,800	49,848
Round One Corp.	5,500	20,008
Saizeriya Co. Ltd.(a)	300	6,798
St. Marc Holdings Co. Ltd.	1,700	21,774
Tokyotokeiba Co. Ltd.(a)	800	22,949

Total Hotels, Restaurants & Leisure		425,713

Household Durables - 2.1%
Casio Computer Co. Ltd.	10,200	103,820
Cleanup Corp.	2,600	12,730
ES-Con Japan Ltd.(a)	4,900	29,041
Fuji Corp. Ltd.	1,200	5,984
Hoosiers Holdings Co. Ltd.	2,700	15,225
JVCKenwood Corp.	5,100	14,263
Ki-Star Real Estate Co. Ltd.(a)	1,100	38,266
Pressance Corp.	1,917	22,360
Sanei Architecture Planning Co. Ltd.	1,900	21,485
Sangetsu Corp.	4,500	73,258
Tama Home Co. Ltd.	1,700	32,313
Tamron Co. Ltd.(a)	1,300	29,321
Toa Corp.	2,300	13,422
Token Corp.	600	33,741
Zojirushi Corp.(a)	1,800	22,387

Total Household Durables		467,616

Household Products - 0.5%
Earth Corp.(a)	500	19,175
Pigeon Corp.(a)	5,200	85,441
ST Corp.	1,600	18,359

Total Household Products		122,975

Independent Power & Renewable Electricity Producers - 0.1%
eRex Co. Ltd.(a)	500	8,231
West Holdings Corp.(a)	700	23,290

Total Independent Power & Renewable Electricity Producers		31,521

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	3,800	13,968
Nisshinbo Holdings, Inc.	6,900	50,935
Noritsu Koki Co. Ltd.(a)	700	12,632
TOKAI Holdings Corp.	7,000	45,572

Total Industrial Conglomerates		123,107

Interactive Media & Services - 0.1%
Infocom Corp.	1,100	17,949

Internet & Direct Marketing Retail - 0.4%
ASKUL Corp.	2,100	27,200
Aucnet, Inc.(a)	900	12,510
Belluna Co. Ltd.(a)	2,300	11,853
Scroll Corp.	5,400	29,180

Total Internet & Direct Marketing Retail		80,743

IT Services - 3.3%
Bell System24 Holdings, Inc.	5,300	54,749
Comture Corp.(a)	400	7,285
Digital Garage, Inc.	600	20,804
DTS Corp.	2,200	49,721
Future Corp.(a)	3,100	38,696
GMO Internet Group, Inc.	3,400	63,545
I-Net Corp.(a)	1,800	17,707
Ines Corp.	900	9,324
Information Services International-Dentsu Ltd.	1,800	53,545
JBCC Holdings, Inc.	1,000	13,892
Kanematsu Electronics Ltd.	900	30,354
Mitsubishi Research Institute, Inc.	400	14,794
NEC Networks & System Integration Corp.	4,600	57,594
NET One Systems Co. Ltd.	2,200	57,190
NSD Co. Ltd.	3,700	64,048
Relia, Inc.	2,500	19,023
SB Technology Corp.	700	9,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
Simplex Holdings, Inc.*(a)	900	$14,283
TDC Soft, Inc.	1,100	12,222
TKC Corp.	1,200	32,786
Transcosmos, Inc.	3,600	88,810
Uchida Yoko Co. Ltd.	300	10,641

Total IT Services		740,955

Leisure Products - 1.0%
Furyu Corp.	800	6,603
GLOBERIDE, Inc.	800	15,498
Mizuno Corp.	1,300	27,715
Roland Corp.(a)	900	23,737
Sankyo Co. Ltd.	2,400	97,859
Tomy Co. Ltd.	3,600	34,487
Yonex Co. Ltd.	1,000	9,019

Total Leisure Products		214,918

Life Sciences Tools & Services - 0.1%
Shin Nippon Biomedical Laboratories Ltd.*(a)	1,100	18,841

Machinery - 5.8%
Aichi Corp.	2,300	13,457
Aida Engineering Ltd.	3,700	21,845
Anest Iwata Corp.	2,700	17,639
Asahi Diamond Industrial Co. Ltd.	2,900	14,836
Bando Chemical Industries Ltd.	2,600	18,838
CKD Corp.	3,100	44,146
DMG Mori Co. Ltd.(a)	5,100	67,835
Fujitec Co. Ltd.	2,100	47,699
Furukawa Co. Ltd.	1,200	11,505
Giken Ltd.	800	17,589
Glory Ltd.	1,800	29,931
Hitachi Zosen Corp.	2,135	13,365
Hokuetsu Industries Co. Ltd.	1,600	16,007
Hosokawa Micron Corp.	700	14,234
Japan Steel Works Ltd.	1,603	31,697
Kitz Corp.(a)	5,100	30,497
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,100	22,966
Makino Milling Machine Co. Ltd.	700	22,972
Max Co. Ltd.	2,300	33,991
Meidensha Corp.	900	12,762
METAWATER Co. Ltd.	1,200	14,788
Mitsuboshi Belting Ltd.	3,300	85,536
Morita Holdings Corp.	1,300	11,439
Nachi-Fujikoshi Corp.(a)	1,200	32,741
Nikkiso Co. Ltd.(a)	1,800	12,946
Nikko Co. Ltd.(a)	2,400	11,205
Nippon Thompson Co. Ltd.	3,600	14,079
Nissei ASB Machine Co. Ltd.(a)	300	9,743
Nitta Corp.	1,800	38,170
Nitto Kohki Co. Ltd.	1,200	13,587
Noritake Co. Ltd.	900	27,420
NTN Corp.	5,800	11,605
Obara Group, Inc.(a)	600	16,370
Oiles Corp.	2,400	26,593
OKUMA Corp.	1,000	35,621
Organo Corp.	1,200	26,566
OSG Corp.	3,500	48,198
Ryobi Ltd.(a)	1,300	11,301
Shibaura Machine Co. Ltd.	700	13,900
Shibuya Corp.(a)	500	8,712
Shinmaywa Industries Ltd.	2,700	21,568
Shinwa Co. Ltd.(a)	1,000	15,226
Sodick Co. Ltd.	3,400	18,270
Star Micronics Co. Ltd.(a)	1,800	22,086
Takeuchi Manufacturing Co. Ltd.	1,700	37,544
Takuma Co. Ltd.	2,800	26,208
Teikoku Electric Manufacturing Co. Ltd.	1,000	17,409
Tocalo Co. Ltd.	4,200	36,702
Torishima Pump Manufacturing Co. Ltd.	1,700	18,463
Tsubakimoto Chain Co.	2,300	51,981
Tsugami Corp.	2,200	19,391
Union Tool Co.	800	19,584
YAMABIKO Corp.	2,900	24,155

Total Machinery		1,302,918

Marine - 0.5%
Iino Kaiun Kaisha Ltd.	9,100	64,140
NS United Kaiun Kaisha Ltd.	2,000	58,737

Total Marine		122,877

Media - 0.8%
Carta Holdings, Inc.(a)	600	7,176
Digital Holdings, Inc.	2,500	23,078
FAN Communications, Inc.(a)	4,400	13,572
Gakken Holdings Co. Ltd.	1,600	11,265
Intage Holdings, Inc.	1,400	14,621
Macromill, Inc.	1,400	11,184
Proto Corp.	1,800	16,903
SKY Perfect JSAT Holdings, Inc.	16,500	60,650
ValueCommerce Co. Ltd.(a)	1,100	15,123
Wowow, Inc.	600	5,780
Zenrin Co. Ltd.(a)	1,200	7,521

Total Media		186,873

Metals & Mining - 4.4%
Asahi Holdings, Inc.	3,700	53,981
Daido Steel Co. Ltd.	2,400	78,487
Daiki Aluminium Industry Co. Ltd.(a)	2,500	23,514
Dowa Holdings Co. Ltd.	2,000	62,905
Hakudo Co. Ltd.(a)	700	13,078
Kobe Steel Ltd.	33,000	160,567
Kyoei Steel Ltd.(a)	700	6,663
Maruichi Steel Tube Ltd.	4,000	81,943
Mitsubishi Materials Corp.	4,300	67,916
Mitsui Mining & Smelting Co. Ltd.	3,500	81,833
Nakayama Steel Works Ltd.(a)	3,500	21,486
Neturen Co. Ltd.	4,100	20,446
Nippon Denko Co. Ltd.(a)	11,600	30,946
Nippon Light Metal Holdings Co. Ltd.	3,300	37,841
Nippon Yakin Kogyo Co. Ltd.	900	28,444
Nittetsu Mining Co. Ltd.	1,000	24,177
Sanyo Special Steel Co. Ltd.	3,100	50,772
Toho Titanium Co. Ltd.(a)	1,100	23,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
Toho Zinc Co. Ltd.	600	$9,299
Tokyo Steel Manufacturing Co. Ltd.	6,600	59,775
Topy Industries Ltd.	1,300	15,981
UACJ Corp.	2,300	38,663

Total Metals & Mining		991,977

Multiline Retail - 1.1%
H2O Retailing Corp.	2,600	25,420
Izumi Co. Ltd.	2,000	45,291
J. Front Retailing Co. Ltd.	7,500	68,267
Mr. Max Holdings Ltd.	2,700	13,506
Seria Co. Ltd.	2,500	54,360
Takashimaya Co. Ltd.(a)	2,400	33,523

Total Multiline Retail		240,367

Oil, Gas & Consumable Fuels - 1.2%
Cosmo Energy Holdings Co. Ltd.	6,400	169,283
Fuji Oil Co. Ltd.(a)	5,100	9,895
Itochu Enex Co. Ltd.	4,300	34,219
Nippon Coke & Engineering Co. Ltd.(a)	29,300	18,875
Sala Corp.	2,800	15,512
San-Ai Obbli Co. Ltd.	2,800	26,526

Total Oil, Gas & Consumable Fuels		274,310

Paper & Forest Products - 0.5%
Daiken Corp.	1,800	28,553
Daio Paper Corp.	4,600	35,281
Hokuetsu Corp.	3,800	21,946
Tokushu Tokai Paper Co. Ltd.(a)	800	17,080

Total Paper & Forest Products		102,860

Personal Products - 0.6%
Mandom Corp.	1,600	17,753
Milbon Co. Ltd.(a)	500	21,676
Noevir Holdings Co. Ltd.	2,400	105,316

Total Personal Products		144,745

Pharmaceuticals - 1.9%
Fuji Pharma Co. Ltd.	1,700	13,180
Hisamitsu Pharmaceutical Co., Inc.	2,300	68,419
JCR Pharmaceuticals Co. Ltd.	1,700	21,658
Kaken Pharmaceutical Co. Ltd.	1,900	56,016
KYORIN Holdings, Inc.	3,100	40,411
Mochida Pharmaceutical Co. Ltd.	1,700	44,837
Sawai Group Holdings Co. Ltd.	1,400	43,768
Seikagaku Corp.	2,200	14,990
Torii Pharmaceutical Co. Ltd.(a)	600	13,251
Towa Pharmaceutical Co. Ltd.	1,300	20,996
Tsumura & Co.	2,900	63,695
ZERIA Pharmaceutical Co. Ltd.	1,300	22,296

Total Pharmaceuticals		423,517

Professional Services - 2.1%
Altech Corp.	1,250	19,876
BeNext-Yumeshin Group Co.(a)	2,600	33,519
Dip Corp.	900	25,852
en Japan, Inc.	1,300	23,883
Forum Engineering, Inc.	2,000	12,839
FULLCAST Holdings Co. Ltd.	1,100	23,543
Funai Soken Holdings, Inc.(a)	1,540	31,723
IR Japan Holdings Ltd.(a)	1,200	16,434
JAC Recruitment Co. Ltd.	1,800	33,137
LIKE, Inc.(a)	800	12,617
Meitec Corp.	4,000	72,636
Nomura Co. Ltd.	2,500	18,208
Pasona Group, Inc.(a)	600	8,463
Quick Co. Ltd.	900	14,406
Space Co. Ltd.	2,600	17,281
Tanseisha Co. Ltd.	1,100	5,961
TechnoPro Holdings, Inc.	2,200	58,774
Weathernews, Inc.	200	10,838
Will Group, Inc.	1,300	11,803
World Holdings Co. Ltd.	400	7,615
YAMADA Consulting Group Co. Ltd.(a)	1,500	13,278

Total Professional Services		472,686

Real Estate Management & Development - 2.0%
Arealink Co. Ltd.	800	10,792
Dear Life Co. Ltd.	4,400	20,475
Goldcrest Co. Ltd.(a)	1,900	24,206
Good Com Asset Co. Ltd.	1,900	11,866
Grandy House Corp.	3,500	14,669
Heiwa Real Estate Co. Ltd.	1,600	44,443
Ichigo, Inc.	10,700	23,112
Japan Property Management Center Co. Ltd.	2,500	18,909
JINUSHI Co. Ltd.(a)	1,200	16,880
Katitas Co. Ltd.	1,300	29,755
Keihanshin Building Co. Ltd.	1,400	13,560
Loadstar Capital KK	900	10,975
Mirarth Holdings, Inc.	10,000	28,042
Nisshin Group Holdings Co. Ltd.	6,000	19,554
SAMTY Co. Ltd.	1,900	30,787
Star Mica Holdings Co. Ltd.	2,200	11,705
Starts Corp., Inc.	3,300	65,377
Sun Frontier Fudousan Co. Ltd.	2,700	22,530
Tosei Corp.	2,200	22,776

Total Real Estate Management & Development		440,413

Road & Rail - 1.6%
Alps Logistics Co. Ltd.	1,100	9,546
Fukuyama Transporting Co. Ltd.	1,000	23,229
Hamakyorex Co. Ltd.	1,000	23,836
Ichinen Holdings Co. Ltd.	1,800	16,984
Maruzen Showa Unyu Co. Ltd.	300	6,900
Nikkon Holdings Co. Ltd.	2,100	37,434
Nishi-Nippon Railroad Co. Ltd.	1,300	24,346
Sakai Moving Service Co. Ltd.	700	22,945
Sankyu, Inc.	1,600	58,570
Seino Holdings Co. Ltd.	4,400	39,083
Senko Group Holdings Co. Ltd.	7,700	56,315
Sotetsu Holdings, Inc.	1,500	25,283
Trancom Co. Ltd.(a)	200	11,202

Total Road & Rail		355,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 1.6%
Ferrotec Holdings Corp.	1,100	$23,235
Furuya Metal Co. Ltd.(a)	200	13,506
Japan Material Co. Ltd.	900	14,577
MegaChips Corp.	500	9,333
Micronics Japan Co. Ltd.(a)	2,400	23,683
Mimasu Semiconductor Industry Co. Ltd.	500	8,871
Mitsui High-Tec, Inc.(a)	400	18,583
Optorun Co. Ltd.	1,000	16,992
Rorze Corp.(a)	200	10,777
Shibaura Mechatronics Corp.	200	15,143
Shindengen Electric Manufacturing Co. Ltd.(a)	500	11,349
Tokyo Seimitsu Co. Ltd.	3,400	110,031
Towa Corp.(a)	800	10,247
Ulvac, Inc.	1,200	50,566
Yamaichi Electronics Co. Ltd.(a)	2,500	32,324

Total Semiconductors & Semiconductor Equipment		369,217

Software - 0.8%
Computer Engineering & Consulting Ltd.	1,400	16,213
Cresco Ltd.	900	11,889
Cybernet Systems Co. Ltd.	1,100	8,112
Fuji Soft, Inc.(a)	700	40,108
Justsystems Corp.	500	10,675
Miroku Jyoho Service Co. Ltd.	1,700	18,592
SRA Holdings	600	13,778
Systena Corp.	9,200	28,657
UNITED, Inc.	1,300	12,069
WingArc1st, Inc.	1,200	18,435

Total Software		178,528

Specialty Retail - 3.8%
Adastria Co. Ltd.	1,422	25,273
Alpen Co. Ltd.(a)	1,200	17,762
AOKI Holdings, Inc.(a)	2,200	11,405
Aoyama Trading Co. Ltd.	1,400	9,740
Arclands Corp.	1,400	16,637
Autobacs Seven Co. Ltd.	6,300	68,947
Bic Camera, Inc.(a)	2,400	23,319
DCM Holdings Co. Ltd.	5,200	47,371
EDION Corp.(a)	6,800	66,276
Honeys Holdings Co. Ltd.(a)	1,900	20,059
IDOM, Inc.	3,300	16,607
Joshin Denki Co. Ltd.	1,600	23,537
Joyful Honda Co. Ltd.(a)	2,900	42,463
K’s Holdings Corp.	14,200	121,396
Keiyo Co. Ltd.	2,000	13,642
Kohnan Shoji Co. Ltd.	1,000	25,920
Kojima Co. Ltd.	2,300	10,320
Komeri Co. Ltd.	1,700	35,212
Nafco Co. Ltd.	500	5,896
Nextage Co. Ltd.	800	15,400
Nishimatsuya Chain Co. Ltd.(a)	1,600	18,796
Nojima Corp.	2,300	24,875
PAL GROUP Holdings Co. Ltd.	2,000	38,031
Sanrio Co. Ltd.	700	25,359
T-Gaia Corp.	2,200	27,178
VT Holdings Co. Ltd.	8,954	32,031
World Co. Ltd.*	1,400	13,974
Xebio Holdings Co. Ltd.	3,100	21,521
Yellow Hat Ltd.	2,600	35,351

Total Specialty Retail		854,298

Technology Hardware, Storage & Peripherals - 1.2%
Eizo Corp.	500	12,979
Elecom Co. Ltd.	2,300	23,532
Konica Minolta, Inc.	31,200	124,616
MCJ Co. Ltd.	3,900	27,962
Riso Kagaku Corp.(a)	1,100	17,416
Roland DG Corp.	900	19,037
Toshiba TEC Corp.	500	13,661
Wacom Co. Ltd.(a)	6,900	30,540

Total Technology Hardware, Storage & Peripherals		269,743

Textiles, Apparel & Luxury Goods - 1.1%
Baroque Japan Ltd.	2,400	14,952
Descente Ltd.	700	17,136
Fujibo Holdings, Inc.	700	17,083
Gunze Ltd.	800	25,586
Japan Wool Textile Co. Ltd.	2,000	14,764
Kurabo Industries Ltd.	1,700	27,907
Morito Co. Ltd.	2,400	13,442
Onward Holdings Co. Ltd.	11,739	27,580
Seiko Group Corp.	1,400	32,946
Wacoal Holdings Corp.	2,100	37,752
Yondoshi Holdings, Inc.	1,000	13,240

Total Textiles, Apparel & Luxury Goods		242,388

Trading Companies & Distributors - 3.5%
Advan Group Co. Ltd.	1,500	9,765
Alconix Corp.	1,400	14,048
Chori Co. Ltd.	1,400	22,940
Daiichi Jitsugyo Co. Ltd.	300	10,004
Hanwa Co. Ltd.	1,200	34,060
Inaba Denki Sangyo Co. Ltd.	3,100	63,694
Inabata & Co. Ltd.	2,900	52,464
JK Holdings Co. Ltd.	1,700	13,206
Kamei Corp.	2,200	20,358
Kanaden Corp.	1,500	12,426
Kanamoto Co. Ltd.	800	13,721
Kanematsu Corp.	3,300	37,516
KPP Group Holdings Co. Ltd.(a)	2,300	13,788
MARUKA FURUSATO Corp.	700	19,046
Mitsui Matsushima Holdings Co. Ltd.	900	20,306
Nagase & Co. Ltd.	3,000	45,519
Nichiden Corp.	400	5,217
Nippon Steel Trading Corp.	2,096	146,781
Nishio Rent All Co. Ltd.	1,400	33,052
Onoken Co. Ltd.(a)	1,500	16,541
Seika Corp.	1,400	16,563
Shinsho Corp.	900	35,060
Totech Corp.	1,100	27,678
Trusco Nakayama Corp.(a)	700	10,796
Wakita & Co. Ltd.	1,900	17,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

Investments	Shares	Value
Yamazen Corp.	5,100	$38,768
Yuasa Trading Co. Ltd.	1,000	27,436

Total Trading Companies & Distributors		777,947

Transportation Infrastructure - 0.3%
Mitsubishi Logistics Corp.	2,800	64,299
Nissin Corp.	800	12,745

Total Transportation Infrastructure		77,044

Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	2,500	55,061

TOTAL COMMON STOCKS (Cost: $24,426,719)		22,797,344

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

United States - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b) (Cost: $1,115,601)	1,115,601	1,115,601

TOTAL INVESTMENTS IN SECURITIES - 106.1% (Cost: $25,542,320)		23,912,945
Other Assets less Liabilities - (6.1)%		(1,374,049)

NET ASSETS - 100.0%		$22,538,896

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,170,096. The Fund also had securities on loan having a total market value of $18,424 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,436,073. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,320,472.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	1/6/2023	38,518,170	JPY	290,397	USD	$1,569	$—
JP Morgan Chase Bank NA	1/6/2023	760,120,578	JPY	5,761,811	USD	—	(139)
JP Morgan Chase Bank NA	1/6/2023	760,119,425	JPY	5,761,811	USD	—	(148)
JP Morgan Chase Bank NA	1/6/2023	760,104,889	JPY	5,761,810	USD	—	(257)
JP Morgan Chase Bank NA	1/6/2023	760,125,187	JPY	5,761,811	USD	—	(104)
JP Morgan Chase Bank NA	1/6/2023	5,834,410	USD	810,330,119	JPY	—	(307,848)
JP Morgan Chase Bank NA	1/6/2023	5,834,410	USD	810,313,783	JPY	—	(307,724)
JP Morgan Chase Bank NA	1/6/2023	5,834,410	USD	810,363,959	JPY	—	(308,104)
JP Morgan Chase Bank NA	1/6/2023	5,834,410	USD	810,306,198	JPY	—	(307,666)
JP Morgan Chase Bank NA	2/3/2023	5,630,417	USD	740,080,027	JPY	61	—
JP Morgan Chase Bank NA	2/3/2023	5,630,417	USD	740,096,919	JPY	—	(67)
JP Morgan Chase Bank NA	2/3/2023	5,630,417	USD	740,096,919	JPY	—	(67)
JP Morgan Chase Bank NA	2/3/2023	5,630,417	USD	740,099,734	JPY	—	(89)

						$1,630	$(1,232,213)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$22,797,344	$—	$—	$22,797,344
Investment of Cash Collateral for Securities Loaned	—	1,115,601	—	1,115,601

Total Investments in Securities	$22,797,344	$1,115,601	$—	$23,912,945

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,630	$—	$1,630
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,232,213)	$—	$(1,232,213)

Total - Net	$22,797,344	$(114,982)	$—	$22,682,362

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Air Freight & Logistics - 0.6%
AIT Corp.(a)	11,000	$116,715
AZ-COM MARUWA Holdings, Inc.	14,300	170,696
Konoike Transport Co. Ltd.	13,100	159,648
Mitsui-Soko Holdings Co. Ltd.	14,000	381,447
SBS Holdings, Inc.(a)	6,100	128,570
Shibusawa Warehouse Co. Ltd.	9,000	141,809

Total Air Freight & Logistics		1,098,885

Auto Components - 4.5%
Aisan Industry Co. Ltd.	21,600	113,120
Daido Metal Co. Ltd.	32,400	117,131
Daikyonishikawa Corp.(a)	26,800	113,135
Eagle Industry Co. Ltd.	29,800	242,113
Exedy Corp.	33,125	405,699
Fujikura Composites, Inc.	12,000	75,486
FuKoKu Co. Ltd.	14,200	111,064
Futaba Industrial Co. Ltd.	30,800	83,101
G-Tekt Corp.	15,500	169,514
H-One Co. Ltd.	100	466
KYB Corp.	12,600	325,158
Musashi Seimitsu Industry Co. Ltd.(a)	18,200	215,870
NHK Spring Co. Ltd.	113,800	729,659
Nihon Tokushu Toryo Co. Ltd.(a)	15,100	97,962
NOK Corp.	66,300	589,914
Pacific Industrial Co. Ltd.	18,300	139,665
Piolax, Inc.(a)	14,400	185,750
Press Kogyo Co. Ltd.	72,300	231,237
Riken Corp.(a)	9,600	163,341
Seiren Co. Ltd.(a)	9,711	178,919
Shoei Co. Ltd.	6,600	256,607
Sumitomo Riko Co. Ltd.	21,300	97,827
Sumitomo Rubber Industries Ltd.(a)	79,700	695,854
Suncall Corp.	15,400	74,464
T RAD Co. Ltd.	5,000	98,071
Tachi-S Co. Ltd.	19,500	162,863
Tokai Rika Co. Ltd.	33,158	355,089
Topre Corp.	7,900	67,897
Toyo Tire Corp.(a)	65,100	738,601
Toyoda Gosei Co. Ltd.	26,900	418,551
TPR Co. Ltd.	16,400	151,639
TS Tech Co. Ltd.	43,700	501,766

Total Auto Components		7,907,533

Automobiles - 0.1%
Nissan Shatai Co. Ltd.(a)	20,100	125,677

Banks - 8.3%
77 Bank Ltd.	40,900	685,051
Akita Bank Ltd.	10,700	155,134
Aozora Bank Ltd.(a)	59,400	1,168,237
Awa Bank Ltd.	9,775	157,947
Bank of Iwate Ltd.	11,400	169,948
Bank of Nagoya Ltd.	9,769	246,178
Bank of Saga Ltd.	12,800	172,290
Bank of the Ryukyus Ltd.	28,308	187,297
Daishi Hokuetsu Financial Group, Inc.	17,555	381,581
Ehime Bank Ltd.	16,799	116,623
FIDEA Holdings Co. Ltd.	16,180	177,196
First Bank of Toyama Ltd.(a)	33,400	148,084
Fukui Bank Ltd.	48	548
Gunma Bank Ltd.	119,100	454,935
Hachijuni Bank Ltd.	162,800	677,382
Hirogin Holdings, Inc.	108,900	545,552
Hokkoku Financial Holdings, Inc.(a)	4,462	153,530
Hokuhoku Financial Group, Inc.	31,800	235,466
Hyakugo Bank Ltd.	75,800	211,409
Hyakujushi Bank Ltd.	16,500	239,225
Juroku Financial Group, Inc.	14,900	323,871
Keiyo Bank Ltd.	48,742	216,845
Kiyo Bank Ltd.	17,190	204,282
Kyushu Financial Group, Inc.	124,000	426,663
Mebuki Financial Group, Inc.	327,300	828,513
Miyazaki Bank Ltd.	6,100	114,561
Musashino Bank Ltd.	13,200	207,086
Nanto Bank Ltd.	10,500	203,960
Nishi-Nippon Financial Holdings, Inc.	61,500	448,858
North Pacific Bank Ltd.	114,915	222,087
Ogaki Kyoritsu Bank Ltd.	11,242	160,095
Oita Bank Ltd.	7,300	112,976
Okinawa Financial Group, Inc.	4,780	84,446
Procrea Holdings, Inc.(a)	5,462	91,278
San ju San Financial Group, Inc.	17,700	213,293
San-In Godo Bank Ltd.	102,200	601,837
Senshu Ikeda Holdings, Inc.	185,540	355,767
Seven Bank Ltd.(a)	582,500	1,156,656
Shiga Bank Ltd.	25,684	514,867
Shikoku Bank Ltd.	23,300	173,057
Suruga Bank Ltd.	30,300	97,138
Toho Bank Ltd.	114,600	194,554
Tokyo Kiraboshi Financial Group, Inc.	16,300	322,430
TOMONY Holdings, Inc.	43,477	121,918
Towa Bank Ltd.	27,400	116,706
Yamagata Bank Ltd.	14,600	136,766
Yamaguchi Financial Group, Inc.	63,500	414,366
Yamanashi Chuo Bank Ltd.	16,700	140,490

Total Banks		14,488,979

Beverages - 0.8%
Coca-Cola Bottlers Japan Holdings, Inc.(a)	65,900	717,711
Sapporo Holdings Ltd.(a)	7,698	191,363
Takara Holdings, Inc.	59,911	474,493

Total Beverages		1,383,567

Biotechnology - 0.2%
Takara Bio, Inc.	20,500	267,699

Building Products - 1.5%
Bunka Shutter Co. Ltd.	21,700	182,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
Central Glass Co. Ltd.	9,986	$212,669
Nichias Corp.	29,513	528,324
Nichiha Corp.	10,900	219,413
Nitto Boseki Co. Ltd.	6,500	93,945
Noritz Corp.	9,700	106,156
Okabe Co. Ltd.(a)	22,600	119,042
Sanwa Holdings Corp.	59,300	548,754
Shin Nippon Air Technologies Co. Ltd.(a)	6,900	98,052
Sinko Industries Ltd.	8,400	91,993
Takara Standard Co. Ltd.	23,631	247,692
Takasago Thermal Engineering Co. Ltd.	16,072	217,184

Total Building Products		2,665,448

Capital Markets - 1.2%
Ichiyoshi Securities Co. Ltd.(a)	29,188	136,268
IwaiCosmo Holdings, Inc.	19,400	190,846
Marusan Securities Co. Ltd.(a)	28,300	85,793
Matsui Securities Co. Ltd.	115,400	686,566
Monex Group, Inc.(a)	73,594	232,587
Morningstar Japan KK	42,244	145,354
Okasan Securities Group, Inc.	43,300	125,688
Sparx Group Co. Ltd.(a)	16,900	214,284
Tokai Tokyo Financial Holdings, Inc.	100,700	269,409

Total Capital Markets		2,086,795

Chemicals - 9.8%
ADEKA Corp.	30,725	503,914
Aica Kogyo Co. Ltd.	20,415	484,285
Asahi Yukizai Corp.	6,700	142,231
C Uyemura & Co. Ltd.	6,600	304,127
Chugoku Marine Paints Ltd.(a)	18,600	134,483
CI Takiron Corp.	24,400	93,202
Daicel Corp.	99,700	721,615
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,942	128,848
Denka Co. Ltd.	33,500	768,028
DIC Corp.(a)	33,000	581,742
DKS Co. Ltd.	5,500	80,909
Fujimi, Inc.	11,100	525,787
Fujimori Kogyo Co. Ltd.	5,100	117,117
Fuso Chemical Co. Ltd.	5,900	152,033
Harima Chemicals Group, Inc.	13,900	85,647
Ishihara Sangyo Kaisha Ltd.	18,600	149,849
JCU Corp.	5,400	126,053
JSP Corp.	10,023	112,502
Kaneka Corp.	17,600	438,850
Kanto Denka Kogyo Co. Ltd.	12,500	87,631
KeePer Technical Laboratory Co. Ltd.(a)	2,100	56,978
KH Neochem Co. Ltd.(a)	15,000	306,150
Konishi Co. Ltd.	11,400	145,238
Kumiai Chemical Industry Co. Ltd.	30,724	211,199
Kureha Corp.	4,764	291,014
Lintec Corp.	40,665	661,698
MEC Co. Ltd.(a)	3,300	51,972
Moriroku Holdings Co. Ltd.	9,500	121,607
Nihon Nohyaku Co. Ltd.(a)	19,600	107,548
Nihon Parkerizing Co. Ltd.	54,100	384,598
Nippon Chemical Industrial Co. Ltd.(a)	5,800	76,662
Nippon Kayaku Co. Ltd.	81,300	702,429
Nippon Pillar Packing Co. Ltd.	14,700	304,595
Nippon Shokubai Co. Ltd.	17,900	716,298
Nippon Soda Co. Ltd.	16,518	540,814
Osaka Organic Chemical Industry Ltd.	5,600	81,022
Osaka Soda Co. Ltd.	7,800	226,413
Riken Technos Corp.	23,000	83,846
Sakai Chemical Industry Co. Ltd.	10,300	139,108
Sakata INX Corp.(a)	12,500	99,473
Sanyo Chemical Industries Ltd.	7,435	227,933
Shikoku Chemicals Corp.(a)	10,300	101,716
Shin-Etsu Polymer Co. Ltd.	25,900	222,205
Sumitomo Bakelite Co. Ltd.	12,718	377,362
T Hasegawa Co. Ltd.(a)	10,500	232,051
Taiyo Holdings Co. Ltd.	21,282	360,816
Takasago International Corp.	6,900	133,090
Tayca Corp.	100	889
Teijin Ltd.	63,400	618,888
Toagosei Co. Ltd.(a)	51,000	429,815
Tokai Carbon Co. Ltd.(a)	60,100	488,744
Tokuyama Corp.	17,900	243,650
Tokyo Ohka Kogyo Co. Ltd.	14,700	667,346
Toyo Ink SC Holdings Co. Ltd.(a)	23,902	326,072
Toyobo Co. Ltd.	22,353	169,242
UBE Corp.	41,793	613,853
Valqua Ltd.	12,637	252,366
Zeon Corp.	49,100	497,159

Total Chemicals		17,010,712

Commercial Services & Supplies - 1.6%
Aeon Delight Co. Ltd.	9,400	215,863
Daiseki Co. Ltd.	5,288	181,951
Inui Global Logistics Co. Ltd.(a)	28,800	434,363
Japan Elevator Service Holdings Co. Ltd.	6,100	76,467
Kokuyo Co. Ltd.(a)	28,800	405,551
Matsuda Sangyo Co. Ltd.	4,700	81,857
Mitsubishi Pencil Co. Ltd.(a)	10,900	118,298
Nippon Kanzai Co. Ltd.	10,600	202,287
Nippon Parking Development Co. Ltd.	80,600	189,367
Okamura Corp.	22,576	243,477
Pilot Corp.(a)	6,400	233,067
Prestige International, Inc.	15,800	86,936
Sato Holdings Corp.	10,638	153,025
Studio Alice Co. Ltd.(a)	6,300	98,264
TRE Holdings Corp.	9,500	102,311

Total Commercial Services & Supplies		2,823,084

Construction & Engineering - 5.5%
Asanuma Corp.	11,700	267,793
CTI Engineering Co. Ltd.	3,500	85,149
Dai-Dan Co. Ltd.	5,400	89,710
Daiho Corp.(a)	12,000	357,876
EXEO Group, Inc.	40,700	693,422
Fudo Tetra Corp.	11,900	135,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
Hazama Ando Corp.(a)	59,300	$377,970
INFRONEER Holdings, Inc.	78,573	596,094
JDC Corp.(a)	23,600	102,309
Kandenko Co. Ltd.	35,238	229,944
Kumagai Gumi Co. Ltd.	10,800	215,353
Kyudenko Corp.	14,990	370,930
MIRAIT ONE Corp.	28,200	324,863
Nippon Koei Co. Ltd.	6,600	164,568
Nippon Road Co. Ltd.	2,100	94,221
Nishimatsu Construction Co. Ltd.	28,807	854,746
Nittoc Construction Co. Ltd.	25,800	181,066
Okumura Corp.	14,170	320,569
Oriental Shiraishi Corp.	70,000	150,669
Penta-Ocean Construction Co. Ltd.	61,893	289,892
PS Mitsubishi Construction Co. Ltd.(a)	26,400	122,451
Raito Kogyo Co. Ltd.	17,100	245,332
Raiznext Corp.	15,500	154,595
Sanki Engineering Co. Ltd.	35,500	416,761
Shinnihon Corp.(a)	29,500	166,566
Sumitomo Mitsui Construction Co. Ltd.	59,960	189,498
Taihei Dengyo Kaisha Ltd.	6,900	170,742
Taikisha Ltd.	9,565	241,762
Takamatsu Construction Group Co. Ltd.	5,900	85,630
Tekken Corp.	11,100	148,651
Tess Holdings Co. Ltd.(a)	7,600	59,616
Toa Corp.	5,700	102,513
Tobishima Corp.	17,100	130,636
Toda Corp.	85,149	458,189
Tokyo Energy & Systems, Inc.	12,200	86,268
Tokyu Construction Co. Ltd.	19,700	94,958
Totetsu Kogyo Co. Ltd.	10,779	214,771
Toyo Construction Co. Ltd.	22,900	149,086
Wakachiku Construction Co. Ltd.	5,200	111,807
Yokogawa Bridge Holdings Corp.	14,900	211,962
Yondenko Corp.	7,200	94,621
Yurtec Corp.	15,100	84,115

Total Construction & Engineering		9,642,687

Construction Materials - 0.5%
Sumitomo Osaka Cement Co. Ltd.	10,740	264,949
Taiheiyo Cement Corp.	33,800	526,936
Yotai Refractories Co. Ltd.	10,600	108,133

Total Construction Materials		900,018

Consumer Finance - 0.0%
J Trust Co. Ltd.(a)	16,900	66,347

Containers & Packaging - 0.6%
FP Corp.	9,500	272,879
Fuji Seal International, Inc.	11,410	146,057
Pack Corp.(a)	5,700	104,155
Rengo Co. Ltd.	62,600	430,791
Tomoku Co. Ltd.	10,100	129,288

Total Containers & Packaging		1,083,170

Distributors - 0.4%
Arata Corp.	4,000	127,174
Doshisha Co. Ltd.	4,800	59,043
Happinet Corp.	9,500	147,815
PALTAC Corp.	10,400	365,334
Yamae Group Holdings Co. Ltd.	100	1,109

Total Distributors		700,475

Diversified Consumer Services - 0.4%
Asante, Inc.	100	1,229
Benesse Holdings, Inc.	22,200	337,514
Riso Kyoiku Co. Ltd.	74,300	206,100
Tokyo Individualized Educational Institute, Inc.(a)	38,000	152,063

Total Diversified Consumer Services		696,906

Diversified Financial Services - 0.3%
eGuarantee, Inc.	5,200	96,280
Financial Partners Group Co. Ltd.	46,000	388,025
Japan Investment Adviser Co. Ltd.(a)	10,700	94,556

Total Diversified Financial Services		578,861

Diversified Telecommunication Services - 0.1%
ARTERIA Networks Corp.	18,300	172,397
Usen-Next Holdings Co. Ltd.(a)	4,000	64,845

Total Diversified Telecommunication Services		237,242

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc.	29,881	228,957

Electrical Equipment - 1.6%
Daihen Corp.	6,500	190,648
Fujikura Ltd.	36,700	279,259
Furukawa Electric Co. Ltd.	14,800	277,503
GS Yuasa Corp.	12,200	196,021
Idec Corp.	10,536	233,166
Mabuchi Motor Co. Ltd.(a)	15,700	444,424
Nippon Carbon Co. Ltd.	5,400	172,094
Nissin Electric Co. Ltd.	22,465	214,358
Nitto Kogyo Corp.	13,100	233,913
Sanyo Denki Co. Ltd.	1,800	78,169
Sinfonia Technology Co. Ltd.	12,700	141,876
SWCC Showa Holdings Co. Ltd.	6,600	89,587
Takaoka Toko Co. Ltd.	7,000	94,911
Toyo Tanso Co. Ltd.(a)	4,800	136,784

Total Electrical Equipment		2,782,713

Electronic Equipment, Instruments & Components - 6.7%
Ai Holdings Corp.(a)	20,100	319,144
Alps Alpine Co. Ltd.	49,200	446,341
Amano Corp.	19,435	358,372
Anritsu Corp.	26,400	256,507
Canon Electronics, Inc.(a)	8,800	101,109
Citizen Watch Co. Ltd.(a)	136,100	611,674
CONEXIO Corp.	12,500	180,757
Daishinku Corp.(a)	13,900	73,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
Daitron Co. Ltd.	7,900	$136,631
Daiwabo Holdings Co. Ltd.	26,895	396,663
Dexerials Corp.(a)	15,600	301,489
Elematec Corp.	24,154	283,012
ESPEC Corp.	6,400	92,063
Hakuto Co. Ltd.	14,834	469,377
Hioki EE Corp.(a)	3,000	143,924
Hochiki Corp.	8,900	94,501
Horiba Ltd.	12,100	525,469
I-PEX, Inc.(a)	9,900	89,362
Innotech Corp.	14,600	142,852
Iriso Electronics Co. Ltd.(a)	3,400	109,000
Japan Aviation Electronics Industry Ltd.	22,900	366,032
Kaga Electronics Co. Ltd.	12,800	396,286
Koa Corp.	10,000	142,863
Kyosan Electric Manufacturing Co. Ltd.(a)	34,100	103,893
Macnica Holdings, Inc.	22,300	531,536
Marubun Corp.	15,800	113,400
Maruwa Co. Ltd.	700	83,186
Maxell Ltd.	13,800	142,136
Meiko Electronics Co. Ltd.(a)	4,500	82,023
Nichicon Corp.	20,700	192,339
Nippon Ceramic Co. Ltd.	9,200	164,553
Nippon Electric Glass Co. Ltd.(a)	58,300	1,035,698
Nippon Signal Co. Ltd.	14,800	116,655
Nissha Co. Ltd.(a)	8,500	117,890
Nohmi Bosai Ltd.	12,391	148,942
Oki Electric Industry Co. Ltd.	31,100	167,586
Optex Group Co. Ltd.(a)	7,400	100,727
Osaki Electric Co. Ltd.	30,800	122,551
Restar Holdings Corp.	12,100	188,729
Riken Keiki Co. Ltd.	4,900	163,401
Ryoden Corp.	13,861	177,957
Ryosan Co. Ltd.	11,000	236,932
Sanshin Electronics Co. Ltd.(a)	8,700	158,116
Satori Electric Co. Ltd.(a)	12,900	125,045
Shibaura Electronics Co. Ltd.	2,300	85,676
Siix Corp.(a)	12,100	117,107
Sumida Corp.(a)	1,000	10,413
Suzuden Corp.	7,600	131,097
Tachibana Eletech Co. Ltd.	10,300	137,781
Tokyo Electron Device Ltd.(a)	3,100	156,709
Tomen Devices Corp.(a)	3,400	142,499
Topcon Corp.	26,700	309,809
Tsuzuki Denki Co. Ltd.(a)	11,300	111,077
Yokowo Co. Ltd.	4,800	78,615

Total Electronic Equipment, Instruments & Components		11,590,511

Energy Equipment & Services - 0.1%
Toyo Kanetsu KK(a)	5,500	106,378

Entertainment - 0.9%
Amuse, Inc.(a)	7,800	103,452
COLOPL, Inc.	33,900	161,349
Daiichikosho Co. Ltd.	12,800	386,100
GungHo Online Entertainment, Inc.(a)	10,400	168,046
Marvelous, Inc.	23,500	121,824
MIXI, Inc.	30,700	573,771

Total Entertainment		1,514,542

Food & Staples Retailing - 1.9%
Aeon Hokkaido Corp.	12,600	106,763
Ain Holdings, Inc.	2,500	114,441
Arcs Co. Ltd.	22,294	371,046
Belc Co. Ltd.	2,400	104,589
Create SD Holdings Co. Ltd.	9,500	237,959
Fuji Co. Ltd.	10,800	149,790
G-7 Holdings, Inc.(a)	10,200	127,862
Heiwado Co. Ltd.	7,263	117,908
Kato Sangyo Co. Ltd.	12,116	322,310
Life Corp.	12,400	248,573
Mitsubishi Shokuhin Co. Ltd.	16,100	380,704
Qol Holdings Co. Ltd.	12,500	110,842
San-A Co. Ltd.	3,400	110,932
United Super Markets Holdings, Inc.(a)	22,100	188,431
Valor Holdings Co. Ltd.	16,891	233,244
Yaoko Co. Ltd.	4,500	231,233
Yokorei Co. Ltd.	11,800	95,781

Total Food & Staples Retailing		3,252,408

Food Products - 3.9%
Ariake Japan Co. Ltd.	5,428	179,569
Chubu Shiryo Co. Ltd.	13,000	107,196
DyDo Group Holdings, Inc.(a)	2,400	86,582
Ezaki Glico Co. Ltd.(a)	11,400	312,767
Fuji Oil Holdings, Inc.	16,600	256,401
Fujicco Co. Ltd.(a)	9,600	139,331
Fujiya Co. Ltd.(a)	5,200	99,826
Hokuto Corp.	6,391	90,964
House Foods Group, Inc.	14,900	313,708
Itoham Yonekyu Holdings, Inc.	64,900	344,802
J-Oil Mills, Inc.(a)	10,500	120,721
Kagome Co. Ltd.(a)	10,000	231,536
Kotobuki Spirits Co. Ltd.	1,500	87,877
Kyokuyo Co. Ltd.	4,300	123,839
Marudai Food Co. Ltd.	9,000	96,995
Maruha Nichiro Corp.	15,732	299,271
Megmilk Snow Brand Co. Ltd.	23,600	322,131
Mitsui DM Sugar Holdings Co. Ltd.(a)	10,998	167,206
Morinaga & Co. Ltd.	15,987	475,569
Morinaga Milk Industry Co. Ltd.	7,900	299,068
Nichirei Corp.	25,700	560,377
Nippn Corp.	27,383	336,204
Nisshin Oillio Group Ltd.	9,200	229,050
Nissui Corp.	79,600	331,202
Prima Meat Packers Ltd.	15,700	261,657
Riken Vitamin Co. Ltd.	11,600	168,534
S Foods, Inc.	11,300	254,270
Sakata Seed Corp.	5,600	185,683
Showa Sangyo Co. Ltd.	8,700	165,830
Starzen Co. Ltd.	100	1,573
Warabeya Nichiyo Holdings Co. Ltd.	6,500	90,841
Yukiguni Maitake Co. Ltd.	15,100	115,357

Total Food Products		6,855,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
Gas Utilities - 0.8%
Hokkaido Gas Co. Ltd.	7,900	$100,288
Nippon Gas Co. Ltd.	39,000	615,393
Saibu Gas Holdings Co. Ltd.	14,200	183,924
Shizuoka Gas Co. Ltd.(a)	11,192	93,560
Toho Gas Co. Ltd.	18,200	347,185

Total Gas Utilities		1,340,350

Health Care Equipment & Supplies - 1.8%
Eiken Chemical Co. Ltd.	16,270	210,735
Hogy Medical Co. Ltd.(a)	8,600	222,259
Japan Lifeline Co. Ltd.	22,900	158,978
Jeol Ltd.	5,400	146,925
Mani, Inc.	12,700	195,392
Menicon Co. Ltd.	5,300	111,587
Mizuho Medy Co. Ltd.(a)	7,100	201,789
Nagaileben Co. Ltd.	11,026	166,796
Nakanishi, Inc.	16,200	313,945
Nihon Kohden Corp.	12,500	303,630
Nipro Corp.	30,900	242,151
Paramount Bed Holdings Co. Ltd.	15,442	301,713
PHC Holdings Corp.*	53,200	593,911

Total Health Care Equipment & Supplies		3,169,811

Health Care Providers & Services - 1.2%
As One Corp.	5,600	244,465
BML, Inc.	11,800	300,042
France Bed Holdings Co. Ltd.	13,900	99,026
H.U. Group Holdings, Inc.	31,100	679,064
Ship Healthcare Holdings, Inc.	11,914	242,713
Solasto Corp.	19,600	107,548
Toho Holdings Co. Ltd.	10,000	166,585
Tokai Corp.	8,800	128,320
Vital KSK Holdings, Inc.	21,100	135,928

Total Health Care Providers & Services		2,103,691

Health Care Technology - 0.0%
EM Systems Co. Ltd.(a)	10,900	67,245

Hotels, Restaurants & Leisure - 1.8%
Arcland Service Holdings Co. Ltd.(a)	4,800	78,578
Create Restaurants Holdings, Inc.*(a)	18,000	124,143
Doutor Nichires Holdings Co. Ltd.	11,200	145,915
Food & Life Cos. Ltd.	9,400	185,086
Heiwa Corp.	26,600	500,974
Hiday Hidaka Corp.	98	1,436
Ichibanya Co. Ltd.(a)	7,336	257,423
KFC Holdings Japan Ltd.	5,800	121,148
KOMEDA Holdings Co. Ltd.	13,800	259,904
Kura Sushi, Inc.(a)	2,100	47,747
Kyoritsu Maintenance Co. Ltd.(a)	2,000	89,431
MOS Food Services, Inc.(a)	4,100	95,240
Ohsho Food Service Corp.	5,500	249,271
Resorttrust, Inc.	22,108	393,586
Round One Corp.	44,400	161,522
Saizeriya Co. Ltd.	3,600	81,580
St. Marc Holdings Co. Ltd.	10,900	139,611
Tokyotokeiba Co. Ltd.(a)	6,342	181,928

Total Hotels, Restaurants & Leisure		3,114,523

Household Durables - 2.0%
Casio Computer Co. Ltd.	73,600	749,136
Cleanup Corp.	29,300	143,452
ES-Con Japan Ltd.(a)	38,900	230,549
Fuji Corp. Ltd.	22,000	109,712
Hoosiers Holdings Co. Ltd.	20,400	115,030
JVCKenwood Corp.	43,900	122,772
Ki-Star Real Estate Co. Ltd.(a)	8,400	292,213
Pressance Corp.	13,588	158,490
Sanei Architecture Planning Co. Ltd.	14,900	168,485
Sangetsu Corp.	35,800	582,806
Tama Home Co. Ltd.	12,800	243,301
Tamron Co. Ltd.	9,366	211,249
Token Corp.	3,700	208,072
Zojirushi Corp.(a)	14,300	177,849

Total Household Durables		3,513,116

Household Products - 0.5%
Earth Corp.(a)	5,400	207,086
Pigeon Corp.(a)	38,100	626,025

Total Household Products		833,111

Independent Power & Renewable Electricity Producers - 0.1%
eRex Co. Ltd.(a)	4,600	75,723
West Holdings Corp.(a)	5,247	174,575

Total Independent Power & Renewable Electricity Producers		250,298

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	23,700	87,116
Nisshinbo Holdings, Inc.	56,300	415,599
Noritsu Koki Co. Ltd.(a)	4,800	86,618
TOKAI Holdings Corp.	54,200	352,857

Total Industrial Conglomerates		942,190

Interactive Media & Services - 0.1%
Infocom Corp.	10,600	172,965

Internet & Direct Marketing Retail - 0.4%
ASKUL Corp.	16,030	207,626
Aucnet, Inc.(a)	7,200	100,078
Belluna Co. Ltd.(a)	18,284	94,230
Scroll Corp.	41,700	225,337

Total Internet & Direct Marketing Retail		627,271

IT Services - 3.2%
Bell System24 Holdings, Inc.	38,900	401,839
Comture Corp.(a)	5,100	92,882
Digital Garage, Inc.	4,600	159,498
DTS Corp.	15,182	343,118
Future Corp.(a)	22,300	278,359
GMO Internet Group, Inc.	25,372	474,193
I-Net Corp.(a)	13,800	135,757
Ines Corp.	100	1,036
Information Services International-Dentsu Ltd.	13,800	410,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
JBCC Holdings, Inc.	8,900	$123,640
Kanematsu Electronics Ltd.	6,400	215,848
Mitsubishi Research Institute, Inc.	3,600	133,146
NEC Networks & System Integration Corp.	35,237	441,180
NET One Systems Co. Ltd.	16,200	421,130
NSD Co. Ltd.	27,200	470,839
Relia, Inc.	25,000	190,231
SB Technology Corp.	5,600	79,536
Simplex Holdings, Inc.*(a)	6,000	95,221
TDC Soft, Inc.(a)	10,100	112,218
TKC Corp.	9,700	265,023
Transcosmos, Inc.	27,500	678,408
Uchida Yoko Co. Ltd.	3,300	117,049

Total IT Services		5,640,663

Leisure Products - 1.0%
Furyu Corp.	8,800	72,630
GLOBERIDE, Inc.	5,800	112,356
Mizuno Corp.	8,623	183,838
Roland Corp.(a)	7,600	200,447
Sankyo Co. Ltd.	19,500	795,104
Tomy Co. Ltd.	25,100	240,452
Yonex Co. Ltd.	6,600	59,525

Total Leisure Products		1,664,352

Life Sciences Tools & Services - 0.1%
Shin Nippon Biomedical Laboratories Ltd.*(a)	8,400	143,878

Machinery - 5.6%
Aichi Corp.	23,000	134,571
Aida Engineering Ltd.	17,100	100,958
Anest Iwata Corp.	18,000	117,594
Asahi Diamond Industrial Co. Ltd.	20,600	105,385
Bando Chemical Industries Ltd.	23,100	167,370
CKD Corp.	22,541	321,001
DMG Mori Co. Ltd.(a)	37,200	494,797
Fujitec Co. Ltd.	15,861	360,267
Fukushima Galilei Co. Ltd.	2,600	82,663
Furukawa Co. Ltd.	4,300	41,226
Giken Ltd.	5,600	123,124
Glory Ltd.	10,500	174,595
Hitachi Zosen Corp.	24,000	150,244
Hokuetsu Industries Co. Ltd.	12,500	125,052
Hosokawa Micron Corp.	4,600	93,537
Japan Steel Works Ltd.	11,104	219,564
Juki Corp.(a)	11,600	54,244
Kitz Corp.(a)	37,189	222,381
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,580	148,516
Makino Milling Machine Co. Ltd.	5,000	164,084
Max Co. Ltd.	15,700	232,029
Meidensha Corp.	9,900	140,384
METAWATER Co. Ltd.(a)	11,600	142,950
Mitsuboshi Belting Ltd.	25,246	654,374
Morita Holdings Corp.	10,805	95,075
Nachi-Fujikoshi Corp.(a)	8,400	229,186
Nikkiso Co. Ltd.(a)	12,300	88,466
Nikko Co. Ltd.(a)	32,500	151,730
Nippon Thompson Co. Ltd.	24,800	96,986
Nissei ASB Machine Co. Ltd.(a)	3,300	107,170
Nitta Corp.	12,300	260,831
Nitto Kohki Co. Ltd.	9,000	101,906
Noritake Co. Ltd.	6,400	194,990
NTN Corp.(a)	38,500	77,032
Obara Group, Inc.(a)	5,679	154,946
Oiles Corp.	6,800	75,347
OKUMA Corp.	6,370	226,905
Organo Corp.	9,700	214,739
OSG Corp.	26,100	359,420
Ryobi Ltd.(a)	8,400	73,021
Shibaura Machine Co. Ltd.	5,761	114,395
Shibuya Corp.(a)	6,600	114,998
Shinmaywa Industries Ltd.	16,785	134,082
Shinwa Co. Ltd.(a)	7,500	114,195
Sodick Co. Ltd.	24,500	131,650
Star Micronics Co. Ltd.(a)	16,634	204,104
Takeuchi Manufacturing Co. Ltd.	12,200	269,437
Takuma Co. Ltd.	18,300	171,287
Teikoku Electric Manufacturing Co. Ltd.	7,100	123,602
Tocalo Co. Ltd.	30,300	264,776
Torishima Pump Manufacturing Co. Ltd.	14,200	154,220
Tsubakimoto Chain Co.	17,345	392,003
Tsugami Corp.	16,300	143,673
Union Tool Co.	5,600	137,087
YAMABIKO Corp.	20,800	173,248

Total Machinery		9,721,417

Marine - 0.5%
Iino Kaiun Kaisha Ltd.	68,300	481,405
NS United Kaiun Kaisha Ltd.	15,400	452,272

Total Marine		933,677

Media - 0.9%
Carta Holdings, Inc.(a)	6,500	77,737
Digital Holdings, Inc.	17,300	159,698
FAN Communications, Inc.(a)	28,800	88,837
Gakken Holdings Co. Ltd.	10,400	73,224
Intage Holdings, Inc.	13,800	144,124
Macromill, Inc.(a)	9,700	77,485
Proto Corp.	12,900	121,135
SKY Perfect JSAT Holdings, Inc.	126,300	464,250
ValueCommerce Co. Ltd.(a)	7,700	105,861
Wowow, Inc.	10,000	96,328
Zenrin Co. Ltd.(a)	12,380	77,595

Total Media		1,486,274

Metals & Mining - 4.3%
Asahi Holdings, Inc.	29,500	430,388
Daido Steel Co. Ltd.	18,100	591,925
Daiki Aluminium Industry Co. Ltd.(a)	18,600	174,941
Dowa Holdings Co. Ltd.	15,400	484,368
Hakudo Co. Ltd.(a)	6,700	125,170
Kobe Steel Ltd.	247,600	1,204,738
Kyoei Steel Ltd.(a)	11,514	109,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
Maruichi Steel Tube Ltd.	32,200	$659,643
Mitsubishi Materials Corp.	32,200	508,582
Mitsui Mining & Smelting Co. Ltd.	26,100	610,243
Nakayama Steel Works Ltd.(a)	24,100	147,948
Neturen Co. Ltd.	25,800	128,663
Nippon Denko Co. Ltd.(a)	87,400	233,164
Nippon Light Metal Holdings Co. Ltd.	28,600	327,953
Nippon Yakin Kogyo Co. Ltd.	6,900	218,068
Nittetsu Mining Co. Ltd.	7,000	169,237
Sanyo Special Steel Co. Ltd.	22,400	366,868
Toho Titanium Co. Ltd.(a)	8,800	186,077
Toho Zinc Co. Ltd.(a)	4,300	66,645
Tokyo Steel Manufacturing Co. Ltd.	46,300	419,330
Topy Industries Ltd.	9,800	120,471
UACJ Corp.	16,300	274,004

Total Metals & Mining		7,558,029

Multiline Retail - 1.1%
H2O Retailing Corp.	23,000	224,867
Izumi Co. Ltd.	16,200	366,862
J. Front Retailing Co. Ltd.	57,200	520,650
Mr. Max Holdings Ltd.	100	500
Seria Co. Ltd.	19,600	426,181
Takashimaya Co. Ltd.(a)	20,300	283,549

Total Multiline Retail		1,822,609

Oil, Gas & Consumable Fuels - 1.2%
Cosmo Energy Holdings Co. Ltd.	48,400	1,280,200
Fuji Oil Co. Ltd.(a)	35,500	68,877
Itochu Enex Co. Ltd.	39,581	314,980
Nippon Coke & Engineering Co. Ltd.(a)	222,200	143,143
Sala Corp.	24,800	137,397
San-Ai Obbli Co. Ltd.	21,016	199,098

Total Oil, Gas & Consumable Fuels		2,143,695

Paper & Forest Products - 0.4%
Daiken Corp.	14,300	226,836
Daio Paper Corp.	28,800	220,892
Hokuetsu Corp.	32,332	186,722
Tokushu Tokai Paper Co. Ltd.(a)	5,500	117,424

Total Paper & Forest Products		751,874

Personal Products - 0.6%
Mandom Corp.	10,800	119,832
Milbon Co. Ltd.	3,900	169,070
Noevir Holdings Co. Ltd.	16,900	741,605

Total Personal Products		1,030,507

Pharmaceuticals - 1.8%
Fuji Pharma Co. Ltd.	14,700	113,973
Hisamitsu Pharmaceutical Co., Inc.	17,000	505,703
JCR Pharmaceuticals Co. Ltd.	11,900	151,608
Kaken Pharmaceutical Co. Ltd.	12,200	359,680
KYORIN Holdings, Inc.	20,185	263,126
Mochida Pharmaceutical Co. Ltd.	13,822	364,550
Sawai Group Holdings Co. Ltd.	11,624	363,401
Seikagaku Corp.	17,700	120,598
Torii Pharmaceutical Co. Ltd.	4,100	90,548
Towa Pharmaceutical Co. Ltd.	12,400	200,268
Tsumura & Co.	20,400	448,060
ZERIA Pharmaceutical Co. Ltd.	12,700	217,819

Total Pharmaceuticals		3,199,334

Professional Services - 2.0%
Altech Corp.	9,260	147,239
BeNext-Yumeshin Group Co.(a)	17,600	226,894
Dip Corp.	7,100	203,941
en Japan, Inc.	10,300	189,224
Forum Engineering, Inc.	17,400	111,696
FULLCAST Holdings Co. Ltd.	7,600	162,662
Funai Soken Holdings, Inc.(a)	12,310	253,580
IR Japan Holdings Ltd.(a)	7,200	98,605
JAC Recruitment Co. Ltd.	14,600	268,774
LIKE, Inc.(a)	6,200	97,785
Link and Motivation, Inc.(a)	100	489
Meitec Corp.	29,800	541,141
Nomura Co. Ltd.	21,300	155,135
Quick Co. Ltd.	6,300	100,842
Tanseisha Co. Ltd.	16,300	88,328
TechnoPro Holdings, Inc.	16,500	440,809
UT Group Co. Ltd.	3,600	61,662
Weathernews, Inc.	1,700	92,122
Will Group, Inc.	9,000	81,716
World Holdings Co. Ltd.	4,200	79,961
YAMADA Consulting Group Co. Ltd.(a)	11,200	99,144

Total Professional Services		3,501,749

Real Estate Management & Development - 1.9%
Arealink Co. Ltd.	6,500	87,688
Dear Life Co. Ltd.	34,100	158,683
Goldcrest Co. Ltd.	16,900	215,309
Good Com Asset Co. Ltd.	15,500	96,798
Grandy House Corp.	31,400	131,602
Heiwa Real Estate Co. Ltd.	12,568	349,098
Ichigo, Inc.	94,700	204,551
JINUSHI Co. Ltd.(a)	7,700	108,312
Katitas Co. Ltd.	9,200	210,572
Keihanshin Building Co. Ltd.	15,300	148,193
Loadstar Capital KK	6,500	79,264
Mirarth Holdings, Inc.	69,000	193,490
Nisshin Group Holdings Co. Ltd.	45,700	148,933
SAMTY Co. Ltd.	16,400	265,741
Star Mica Holdings Co. Ltd.	14,200	75,550
Starts Corp., Inc.	21,600	427,924
Sun Frontier Fudousan Co. Ltd.	26,600	221,961
Tosei Corp.	15,800	163,574

Total Real Estate Management & Development		3,287,243

Road & Rail - 1.6%
Alps Logistics Co. Ltd.	10,200	88,514
Fukuyama Transporting Co. Ltd.	7,711	179,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
Hamakyorex Co. Ltd.	5,800	$138,247
Ichinen Holdings Co. Ltd.	12,000	113,229
Maruzen Showa Unyu Co. Ltd.	5,100	117,310
Nikkon Holdings Co. Ltd.	17,460	311,235
Nishi-Nippon Railroad Co. Ltd.	10,700	200,384
Sakai Moving Service Co. Ltd.	4,600	150,782
Sankyu, Inc.	11,500	420,971
Seino Holdings Co. Ltd.	34,900	309,999
Senko Group Holdings Co. Ltd.	59,056	431,915
Sotetsu Holdings, Inc.	9,900	166,870
Trancom Co. Ltd.	1,300	72,811

Total Road & Rail		2,701,389

Semiconductors & Semiconductor Equipment - 1.6%
Ferrotec Holdings Corp.	7,900	166,867
Furuya Metal Co. Ltd.(a)	1,800	121,551
Japan Material Co. Ltd.	8,600	139,287
Micronics Japan Co. Ltd.(a)	16,300	160,844
Mimasu Semiconductor Industry Co. Ltd.	6,527	115,804
Mitsui High-Tec, Inc.(a)	3,400	157,960
Optorun Co. Ltd.	7,200	122,342
Rorze Corp.(a)	1,300	70,052
Shibaura Mechatronics Corp.	1,400	105,999
Shindengen Electric Manufacturing Co. Ltd.(a)	3,400	77,176
Tokyo Seimitsu Co. Ltd.	26,100	844,647
Towa Corp.(a)	5,500	70,446
Ulvac, Inc.	9,300	391,890
Yamaichi Electronics Co. Ltd.	17,300	223,683

Total Semiconductors & Semiconductor Equipment		2,768,548

Software - 0.9%
Computer Engineering & Consulting Ltd.	12,400	143,599
Cresco Ltd.	8,400	110,964
Cybernet Systems Co. Ltd.	100	737
Digital Arts, Inc.	1,600	67,543
Fuji Soft, Inc.(a)	5,700	326,591
Fukui Computer Holdings, Inc.	3,600	72,085
Justsystems Corp.	3,300	70,454
Miroku Jyoho Service Co. Ltd.	11,400	124,675
SRA Holdings	7,300	167,638
Systena Corp.	69,700	217,111
UNITED, Inc.	9,700	90,057
WingArc1st, Inc.	8,800	135,190

Total Software		1,526,644

Specialty Retail - 3.7%
Adastria Co. Ltd.	11,900	211,493
Alpen Co. Ltd.	9,100	134,695
AOKI Holdings, Inc.(a)	14,000	72,576
Aoyama Trading Co. Ltd.	9,300	64,704
Arclands Corp.	10,316	122,593
Asahi Co. Ltd.	12,000	124,779
Autobacs Seven Co. Ltd.	42,100	460,740
Bic Camera, Inc.(a)	17,200	167,118
Chiyoda Co. Ltd.(a)	15,491	91,811
DCM Holdings Co. Ltd.	39,645	361,160
EDION Corp.	50,039	487,704
Honeys Holdings Co. Ltd.(a)	13,900	146,748
IDOM, Inc.	22,800	114,739
Joshin Denki Co. Ltd.	7,900	116,214
Joyful Honda Co. Ltd.(a)	21,400	313,349
K’s Holdings Corp.	105,900	905,341
Keiyo Co. Ltd.	12,700	86,627
Kohnan Shoji Co. Ltd.	7,600	196,991
Kojima Co. Ltd.	17,200	77,172
Komeri Co. Ltd.	12,137	251,396
Nafco Co. Ltd.	4,800	56,605
Nextage Co. Ltd.	5,600	107,803
Nishimatsuya Chain Co. Ltd.(a)	10,500	123,347
Nojima Corp.	18,100	195,754
PAL GROUP Holdings Co. Ltd.	14,300	271,922
Sanrio Co. Ltd.	5,700	206,495
T-Gaia Corp.	17,000	210,012
VT Holdings Co. Ltd.	70,400	251,838
World Co. Ltd.*	9,400	93,825
Xebio Holdings Co. Ltd.	20,100	139,540
Yellow Hat Ltd.	20,500	278,730

Total Specialty Retail		6,443,821

Technology Hardware, Storage & Peripherals - 1.2%
Eizo Corp.	5,400	140,172
Elecom Co. Ltd.	18,300	187,237
Konica Minolta, Inc.	230,300	919,839
MCJ Co. Ltd.	29,400	210,788
Riso Kagaku Corp.(a)	8,700	137,741
Roland DG Corp.	6,800	143,839
Toshiba TEC Corp.	4,700	128,413
Wacom Co. Ltd.(a)	43,311	191,698

Total Technology Hardware, Storage & Peripherals		2,059,727

Textiles, Apparel & Luxury Goods - 1.1%
Baroque Japan Ltd.	23,400	145,779
Descente Ltd.	4,700	115,056
Fujibo Holdings, Inc.	5,200	126,901
Gunze Ltd.	6,283	200,949
Japan Wool Textile Co. Ltd.	21,525	158,895
Kurabo Industries Ltd.	11,276	185,106
Morito Co. Ltd.	18,600	104,175
Onward Holdings Co. Ltd.	80,733	189,679
Seiko Group Corp.	9,600	225,912
Wacoal Holdings Corp.	16,000	287,635
Yondoshi Holdings, Inc.(a)	12,300	162,857

Total Textiles, Apparel & Luxury Goods		1,902,944

Trading Companies & Distributors - 3.4%
Advan Group Co. Ltd.	14,500	94,399
Alconix Corp.	10,300	103,355
Chori Co. Ltd.	11,400	186,796
Daiichi Jitsugyo Co. Ltd.	2,300	76,699
Hanwa Co. Ltd.	8,822	250,395
Inaba Denki Sangyo Co. Ltd.	22,788	468,212
Inabata & Co. Ltd.	22,741	411,405
JK Holdings Co. Ltd.	11,500	89,337
Kamei Corp.	11,200	103,643
Kanamoto Co. Ltd.	12,028	206,293
Kanematsu Corp.	26,000	295,578
KPP Group Holdings Co. Ltd.(a)	18,300	109,707
MARUKA FURUSATO Corp.	5,200	141,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

Investments	Shares	Value
Mitsui Matsushima Holdings Co. Ltd.(a)	6,800	$153,425
Nagase & Co. Ltd.	23,604	358,143
Nichiden Corp.	9,200	119,999
Nippon Steel Trading Corp.	16,500	1,155,481
Nishio Rent All Co. Ltd.	10,400	245,527
Onoken Co. Ltd.(a)	12,900	142,252
Shinsho Corp.	6,800	264,898
Totech Corp.	7,400	186,199
Trusco Nakayama Corp.(a)	6,900	106,419
Wakita & Co. Ltd.	15,200	137,548
Yamazen Corp.	31,906	242,538
Yuasa Trading Co. Ltd.	9,300	255,152

Total Trading Companies & Distributors		5,904,883

Transportation Infrastructure - 0.4%
Mitsubishi Logistics Corp.	21,400	491,432
Nissin Corp.	8,400	133,819

Total Transportation Infrastructure		625,251

Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	19,700	433,879

TOTAL COMMON STOCKS (Cost: $199,116,085)		173,482,489

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $31,601)	494	31,759

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $5,712,161)	5,712,161	5,712,161

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $204,859,847)		179,226,409
Other Assets less Liabilities - (2.9)%		(4,994,416)

NET ASSETS - 100.0%		$174,231,993

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $26,950,343 and the total market value of the collateral held by the Fund was $28,545,641. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,833,480.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree Japan Hedged Equity Fund	$380,663	$1,864,046	$2,161,545	$(44,458)	$(6,947)	$31,759	$31,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$173,482,489	$—	$—	$173,482,489
Exchange-Traded Fund	31,759	—	—	31,759
Investment of Cash Collateral for Securities Loaned	—	5,712,161	—	5,712,161

Total Investments in Securities	$173,514,248	$5,712,161	$—	$179,226,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 7.1%
BWP Trust(a)	64,972	$172,277
Dexus(a)	100,879	530,186
Goodman Group(a)	91,446	1,076,565
NEXTDC Ltd.*(a)	43,524	268,594

Total Australia		2,047,622

Belgium - 1.6%
Warehouses De Pauw CVA	16,801	478,754

Canada - 2.9%
Allied Properties Real Estate Investment Trust	11,772	222,416
Dream Industrial Real Estate Investment Trust	32,729	282,374
Summit Industrial Income REIT	20,468	342,757

Total Canada		847,547

China - 6.5%
China Aoyuan Group Ltd.*†(a)	234,000	17,868
China Tower Corp. Ltd., Class H(b)	17,310,000	1,862,972

Total China		1,880,840

Japan - 5.2%
Advance Logistics Investment Corp.(a)	55	60,359
GLP J-REIT	460	527,477
LaSalle Logiport REIT	233	282,719
Nippon Prologis REIT, Inc.	210	491,000
Tokyu REIT, Inc.	88	138,391

Total Japan		1,499,946

Singapore - 6.8%
CapitaLand Ascendas REIT	293,036	598,657
Digital Core REIT Management Pte Ltd.(a)	64,100	35,255
ESR-LOGOS REIT(a)	646,400	178,324
Frasers Logistics & Commercial Trust	304,200	263,102
Keppel REIT	197,600	134,071
Mapletree Industrial Trust	233,509	386,512
Mapletree Logistics Trust(a)	305,558	362,240

Total Singapore		1,958,161

Spain - 2.8%
Cellnex Telecom SA(b)	24,287	801,455

Sweden - 1.1%
Fabege AB(a)	36,605	311,614

Tanzania - 0.3%
Helios Towers PLC*(a)	62,043	79,184

United Kingdom - 3.3%
Segro PLC	47,635	437,544
Tritax Big Box REIT PLC	221,055	368,547
Tritax EuroBox PLC(b)	76,924	56,815
Workspace Group PLC	18,204	97,357

Total United Kingdom		960,263

United States - 61.7%
Airbnb, Inc., Class A*	9,205	787,028
Alexandria Real Estate Equities, Inc.	8,851	1,289,325
American Tower Corp.	4,654	985,996
Americold Realty Trust, Inc.	35,194	996,342
Corporate Office Properties Trust	13,405	347,726
Cousins Properties, Inc.	19,550	494,420
Crown Castle, Inc.	7,041	955,041
Digital Realty Trust, Inc.	9,614	963,996
DigitalBridge Group, Inc.	15,111	165,314
Douglas Emmett, Inc.	22,066	345,995
EastGroup Properties, Inc.	4,057	600,679
Equinix, Inc.	1,870	1,224,906
Hudson Pacific Properties, Inc.	16,275	158,356
Iron Mountain, Inc.	33,983	1,694,053
JBG SMITH Properties	10,798	204,946
Kilroy Realty Corp.	13,700	529,779
LXP Industrial Trust	25,950	260,019
Prologis, Inc.	20,799	2,344,671
Radius Global Infrastructure, Inc., Class A*	8,713	102,988
Rexford Industrial Realty, Inc.	22,366	1,222,078
SBA Communications Corp.	5,705	1,599,169
Terreno Realty Corp.	9,698	551,525

Total United States		17,824,352

TOTAL COMMON STOCKS (Cost: $37,228,028)		28,689,738

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.2%

United States - 6.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $1,799,442)	1,799,442	1,799,442

TOTAL INVESTMENTS IN SECURITIES - 105.5% (Cost: $39,027,470)		30,489,180
Other Assets less Liabilities - (5.5)%		(1,591,587)

NET ASSETS - 100.0%		$28,897,593

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $17,868, which represents 0.06% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,719,741 and the total market value of the collateral held by the Fund was $2,915,441. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,115,999.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$1,862,972	$—	$17,868	*	$1,880,840
Other	26,808,898	—	—		26,808,898
Investment of Cash Collateral for Securities Loaned	—	1,799,442	—		1,799,442

Total Investments in Securities	$28,671,870	$1,799,442	$17,868		$30,489,180

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.3%

United States - 96.3%

Aerospace & Defense - 2.7%
BWX Technologies, Inc.	19,415	$1,127,623
Curtiss-Wright Corp.	10,658	1,779,780
HEICO Corp.	15,916	2,445,334
Raytheon Technologies Corp.	39,473	3,983,615
Textron, Inc.	25,149	1,780,549

Total Aerospace & Defense		11,116,901

Auto Components - 0.5%
Gentex Corp.	74,237	2,024,443

Banks - 3.8%
Bank of America Corp.	143,443	4,750,832
Citigroup, Inc.	185,321	8,382,069
U.S. Bancorp	61,736	2,692,307

Total Banks		15,825,208

Beverages - 2.6%
Keurig Dr. Pepper, Inc.	302,315	10,780,553

Building Products - 1.5%
Carrier Global Corp.	27,661	1,141,016
Johnson Controls International PLC	64,583	4,133,312
Masco Corp.	23,281	1,086,525

Total Building Products		6,360,853

Capital Markets - 5.6%
CME Group, Inc.	16,373	2,753,284
Intercontinental Exchange, Inc.	109,553	11,239,042
Nasdaq, Inc.	106,115	6,510,155
Northern Trust Corp.	15,989	1,414,867
Stifel Financial Corp.	18,400	1,074,008

Total Capital Markets		22,991,356

Chemicals - 5.6%
Corteva, Inc.	28,019	1,646,957
Dow, Inc.	104,801	5,280,922
Eastman Chemical Co.	12,637	1,029,157
Ecolab, Inc.	9,644	1,403,781
Element Solutions, Inc.	241,756	4,397,542
Huntsman Corp.	86,687	2,382,159
PPG Industries, Inc.	55,046	6,921,484

Total Chemicals		23,062,002

Communications Equipment - 1.4%
Cisco Systems, Inc.	124,168	5,915,364

Containers & Packaging - 1.4%
Amcor PLC	375,803	4,475,814
International Paper Co.	31,848	1,102,896

Total Containers & Packaging		5,578,710

Distributors - 1.4%
LKQ Corp.	104,715	5,592,828

Electric Utilities - 1.4%
Avangrid, Inc.	38,882	1,671,148
PPL Corp.	137,939	4,030,578

Total Electric Utilities		5,701,726

Electrical Equipment - 1.3%
AMETEK, Inc.	37,815	5,283,512

Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	128,224	4,095,475

Entertainment - 0.6%
Electronic Arts, Inc.	10,713	1,308,914
Playtika Holding Corp.*	115,833	985,739

Total Entertainment		2,294,653

Equity Real Estate Investment Trusts (REITs) - 2.0%
First Industrial Realty Trust, Inc.	30,301	1,462,326
Gaming and Leisure Properties, Inc.	42,445	2,210,960
Medical Properties Trust, Inc.(b)	96,780	1,078,129
Rayonier, Inc.	30,508	1,005,544
SBA Communications Corp.	5,120	1,435,187
Weyerhaeuser Co.	36,141	1,120,371

Total Equity Real Estate Investment Trusts (REITs)		8,312,517

Food Products - 2.3%
Conagra Brands, Inc.	44,961	1,739,991
Flowers Foods, Inc.	81,595	2,345,040
Kraft Heinz Co.	28,930	1,177,740
Mondelez International, Inc., Class A	63,434	4,227,876

Total Food Products		9,490,647

Gas Utilities - 0.9%
UGI Corp.	95,159	3,527,544

Health Care Equipment & Supplies - 12.4%
Abbott Laboratories	111,925	12,288,246
Baxter International, Inc.	108,435	5,526,932
Boston Scientific Corp.*	62,867	2,908,856
Dentsply Sirona, Inc.	92,605	2,948,543
Globus Medical, Inc., Class A*	23,703	1,760,422
Integra LifeSciences Holdings Corp.*	70,929	3,976,989
Medtronic PLC	160,093	12,442,428
Stryker Corp.	4,680	1,144,213
Zimmer Biomet Holdings, Inc.	61,977	7,902,068

Total Health Care Equipment & Supplies		50,898,697

Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp.	12,846	1,274,323

Household Products - 0.7%
Church & Dwight Co., Inc.	34,745	2,800,794

Industrial Conglomerates - 2.2%
3M Co.	53,527	6,418,958
Honeywell International, Inc.	12,165	2,606,959

Total Industrial Conglomerates		9,025,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2022

Investments	Shares	Value
Insurance - 7.6%
Allstate Corp.	16,342	$2,215,975
American International Group, Inc.	48,541	3,069,733
Brown & Brown, Inc.	178,547	10,171,822
CNA Financial Corp.	55,528	2,347,724
First American Financial Corp.	21,632	1,132,219
Old Republic International Corp.	509,078	12,294,234

Total Insurance		31,231,707

Interactive Media & Services - 0.5%
Pinterest, Inc., Class A*	77,471	1,880,996

IT Services - 4.7%
Genpact Ltd.	206,903	9,583,747
Global Payments, Inc.	17,293	1,717,541
SS&C Technologies Holdings, Inc.	133,569	6,953,602
Western Union Co.	77,653	1,069,282

Total IT Services		19,324,172

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	14,973	2,240,709
Bruker Corp.	35,706	2,440,505
IQVIA Holdings, Inc.*	5,021	1,028,753

Total Life Sciences Tools & Services		5,709,967

Machinery - 4.6%
Donaldson Co., Inc.	45,998	2,707,902
Dover Corp.	7,711	1,044,147
Fortive Corp.	106,897	6,868,132
Gates Industrial Corp. PLC*(b)	94,202	1,074,845
Otis Worldwide Corp.	92,468	7,241,169

Total Machinery		18,936,195

Media - 6.4%
Charter Communications, Inc., Class A*	7,158	2,427,278
Comcast Corp., Class A	359,514	12,572,204
Fox Corp., Class B	35,866	1,020,388
Sirius XM Holdings, Inc.(b)	1,787,819	10,440,863

Total Media		26,460,733

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AGNC Investment Corp.	359,394	3,719,728
Annaly Capital Management, Inc.	50,513	1,064,814

Total Mortgage Real Estate Investment Trusts (REITs)		4,784,542

Multi-Utilities - 1.5%
CMS Energy Corp.	81,733	5,176,151
Dominion Energy, Inc.	17,912	1,098,364

Total Multi-Utilities		6,274,515

Oil, Gas & Consumable Fuels - 6.6%
Antero Midstream Corp.	351,669	3,794,509
Kinder Morgan, Inc.	411,993	7,448,833
ONEOK, Inc.	56,269	3,696,873
Williams Cos., Inc.	365,923	12,038,867

Total Oil, Gas & Consumable Fuels		26,979,082

Road & Rail - 1.7%
CSX Corp.	220,889	6,843,141

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	299,805	7,923,846

Software - 3.4%
Dropbox, Inc., Class A*	143,028	3,200,967
Roper Technologies, Inc.	25,227	10,900,334

Total Software		14,101,301

Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co.	65,201	1,040,608

Tobacco - 2.7%
Altria Group, Inc.	95,831	4,380,435
Philip Morris International, Inc.	66,773	6,758,095

Total Tobacco		11,138,530

Trading Companies & Distributors - 0.3%
Fastenal Co.	22,101	1,045,819

Total United States		395,629,177

Netherlands - 2.1%

Life Sciences Tools & Services - 2.1%
QIAGEN NV*	176,764	8,815,221

United Kingdom - 0.9%

Machinery - 0.9%
Pentair PLC	84,183	3,786,551

TOTAL COMMON STOCKS (Cost: $434,447,728)		408,230,949

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
iShares Russell 1000 Value ETF(b) (Cost: $1,263,312)	8,321	1,261,880

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(a) (Cost: $2,128,609)	2,128,609	2,128,609

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $437,839,649)		411,621,438
Other Assets less Liabilities - (0.1)%		(589,838)

NET ASSETS - 100.0%		$411,031,600

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,503,225 and the total market value of the collateral held by the Fund was $2,572,865. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $444,256.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$408,230,949	$—	$—	$408,230,949
Exchange-Traded Fund	1,261,880	—	—	1,261,880
Investment of Cash Collateral for Securities Loaned	—	2,128,609	—	2,128,609

Total Investments in Securities	$409,492,829	$2,128,609	$—	$411,621,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	1,056	$96,687
Expeditors International of Washington, Inc.	995	103,401
FedEx Corp.	1,121	194,157
United Parcel Service, Inc., Class B	2,257	392,357

Total Air Freight & Logistics		786,602

Airlines - 0.2%
Alaska Air Group, Inc.*	3,026	129,936

Auto Components - 0.2%
BorgWarner, Inc.	3,322	133,710

Automobiles - 0.9%
Ford Motor Co.	18,196	211,619
General Motors Co.	6,881	231,477
Harley-Davidson, Inc.	3,023	125,757

Total Automobiles		568,853

Banks - 4.2%
Bank of America Corp.	15,850	524,952
Bank OZK	1,235	49,474
Citigroup, Inc.	5,838	264,053
Comerica, Inc.	2,041	136,441
Commerce Bancshares, Inc.	1,068	72,699
Fifth Third Bancorp	4,882	160,178
Huntington Bancshares, Inc.	10,167	143,355
JPMorgan Chase & Co.	5,135	688,603
KeyCorp	8,210	143,018
Old National Bancorp	4,717	84,812
Regions Financial Corp.	6,863	147,966
Synovus Financial Corp.	1,337	50,204
U.S. Bancorp	4,624	201,653
Webster Financial Corp.	1,806	85,496
Wintrust Financial Corp.	742	62,714

Total Banks		2,815,618

Beverages - 1.5%
Brown-Forman Corp., Class B	2,148	141,081
Constellation Brands, Inc., Class A	525	121,669
Keurig Dr. Pepper, Inc.	4,973	177,337
Molson Coors Beverage Co., Class B	2,449	126,172
PepsiCo, Inc.	2,457	443,882

Total Beverages		1,010,141

Biotechnology - 3.4%
AbbVie, Inc.	3,427	553,838
Amgen, Inc.	1,287	338,018
Biogen, Inc.*	760	210,459
Exelixis, Inc.*	2,161	34,662
Gilead Sciences, Inc.	3,565	306,055
Halozyme Therapeutics, Inc.*	992	56,445
Incyte Corp.*	1,053	84,577
Moderna, Inc.*	855	153,575
Neurocrine Biosciences, Inc.*	180	21,499
Regeneron Pharmaceuticals, Inc.*	338	243,864
United Therapeutics Corp.*	249	69,244
Vertex Pharmaceuticals, Inc.*	641	185,108

Total Biotechnology		2,257,344

Building Products - 0.8%
Advanced Drainage Systems, Inc.	882	72,297
Builders FirstSource, Inc.*	243	15,766
Carrier Global Corp.	4,296	177,210
Masco Corp.	2,519	117,562
Owens Corning	2,031	173,244

Total Building Products		556,079

Capital Markets - 2.8%
Affiliated Managers Group, Inc.	680	107,732
Ameriprise Financial, Inc.	491	152,883
Bank of New York Mellon Corp.	4,287	195,144
Cboe Global Markets, Inc.	622	78,042
Charles Schwab Corp.	3,550	295,573
Goldman Sachs Group, Inc.	782	268,523
Interactive Brokers Group, Inc., Class A	610	44,134
LPL Financial Holdings, Inc.	557	120,407
Morgan Stanley	3,773	320,780
SEI Investments Co.	1,513	88,208
State Street Corp.	2,161	167,629

Total Capital Markets		1,839,055

Chemicals - 0.9%
CF Industries Holdings, Inc.	1,894	161,369
Dow, Inc.	4,735	238,597
Mosaic Co.	3,404	149,333
Westlake Corp.	816	83,673

Total Chemicals		632,972

Commercial Services & Supplies - 0.8%
Clean Harbors, Inc.*	781	89,128
Republic Services, Inc.	1,477	190,518
Waste Management, Inc.	1,608	252,263

Total Commercial Services & Supplies		531,909

Communications Equipment - 1.5%
Cisco Systems, Inc.	12,474	594,261
Juniper Networks, Inc.	5,723	182,907
Motorola Solutions, Inc.	990	255,133

Total Communications Equipment		1,032,301

Construction & Engineering - 0.5%
AECOM	1,451	123,233
EMCOR Group, Inc.	1,031	152,701
Valmont Industries, Inc.	150	49,601

Total Construction & Engineering		325,535

Consumer Finance - 0.6%
American Express Co.	1,912	282,498
Discover Financial Services	1,061	103,798

Total Consumer Finance		386,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2022

Investments	Shares	Value
Containers & Packaging - 0.5%
Packaging Corp. of America	1,083	$138,526
Sonoco Products Co.	2,787	169,199

Total Containers & Packaging		307,725

Distributors - 0.3%
Genuine Parts Co.	553	95,951
LKQ Corp.	1,439	76,857

Total Distributors		172,808

Diversified Consumer Services - 0.4%
ADT, Inc.	11,320	102,672
H&R Block, Inc.	2,523	92,115
Service Corp. International	1,106	76,469

Total Diversified Consumer Services		271,256

Diversified Financial Services - 0.2%
Voya Financial, Inc.	2,391	147,023

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	22,172	408,187
Verizon Communications, Inc.	12,418	489,269

Total Diversified Telecommunication Services		897,456

Electric Utilities - 1.3%
Avangrid, Inc.(a)	5,080	218,339
Edison International	2,977	189,397
Eversource Energy	2,623	219,912
Exelon Corp.	5,714	247,016

Total Electric Utilities		874,664

Electrical Equipment - 0.3%
Acuity Brands, Inc.	633	104,831
Hubbell, Inc.	396	92,933

Total Electrical Equipment		197,764

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.*	1,347	140,856
Corning, Inc.	5,395	172,316
Jabil, Inc.	2,738	186,732
Keysight Technologies, Inc.*	1,419	242,748

Total Electronic Equipment, Instruments & Components		742,652

Entertainment - 0.5%
Electronic Arts, Inc.	1,245	152,114
Endeavor Group Holdings, Inc., Class A*	6,950	156,653
World Wrestling Entertainment, Inc., Class A	299	20,488

Total Entertainment		329,255

Equity Real Estate Investment Trusts (REITs) - 2.3%
Apartment Income REIT Corp.	2,450	84,060
AvalonBay Communities, Inc.	1,267	204,646
Host Hotels & Resorts, Inc.	11,315	181,606
Iron Mountain, Inc.	3,884	193,617
Mid-America Apartment Communities, Inc.	515	80,850
National Retail Properties, Inc.	1,859	85,068
Omega Healthcare Investors, Inc.	1,457	40,723
Simon Property Group, Inc.	1,767	207,587
STORE Capital Corp.	3,485	111,729
W.P. Carey, Inc.	1,361	106,362
Weyerhaeuser Co.	7,274	225,494

Total Equity Real Estate Investment Trusts (REITs)		1,521,742

Food & Staples Retailing - 0.2%
Sysco Corp.	1,892	144,643

Food Products - 3.6%
Archer-Daniels-Midland Co.	1,999	185,607
Campbell Soup Co.	3,037	172,350
Conagra Brands, Inc.	3,934	152,246
Darling Ingredients, Inc.*	1,695	106,090
Flowers Foods, Inc.	2,794	80,300
General Mills, Inc.	2,323	194,784
Hershey Co.	885	204,939
Hormel Foods Corp.	3,195	145,532
J.M. Smucker Co.	794	125,817
Kellogg Co.	2,264	161,287
Kraft Heinz Co.	3,866	157,385
Lamb Weston Holdings, Inc.	1,013	90,522
Lancaster Colony Corp.	190	37,487
McCormick & Co., Inc., Non-Voting Shares	1,774	147,047
Mondelez International, Inc., Class A	3,476	231,675
Pilgrim’s Pride Corp.*	2,326	55,196
Post Holdings, Inc.*	381	34,389
Tyson Foods, Inc., Class A	1,458	90,760

Total Food Products		2,373,413

Gas Utilities - 0.4%
Atmos Energy Corp.	940	105,346
National Fuel Gas Co.	1,301	82,353
UGI Corp.	2,709	100,423

Total Gas Utilities		288,122

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	3,991	438,172
Baxter International, Inc.	3,873	197,407
Becton Dickinson and Co.	1,029	261,675
Boston Scientific Corp.*	5,371	248,516
Edwards Lifesciences Corp.*	3,028	225,919
Hologic, Inc.*	1,546	115,656
ResMed, Inc.	655	136,325
Zimmer Biomet Holdings, Inc.	1,306	166,515

Total Health Care Equipment & Supplies		1,790,185

Health Care Providers & Services - 5.4%
Acadia Healthcare Co., Inc.*	530	43,630
AmerisourceBergen Corp.	1,141	189,075
Cardinal Health, Inc.	2,016	154,970
Centene Corp.*	1,884	154,507
Chemed Corp.	47	23,990
Cigna Corp.	894	296,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2022

Investments	Shares	Value
CVS Health Corp.	3,411	$317,871
DaVita, Inc.*	1,770	132,166
Elevance Health, Inc.	640	328,301
Encompass Health Corp.	1,372	82,059
HCA Healthcare, Inc.	648	155,494
Henry Schein, Inc.*	1,369	109,342
Humana, Inc.	483	247,388
Laboratory Corp. of America Holdings	461	108,556
McKesson Corp.	481	180,433
Molina Healthcare, Inc.*	177	58,449
Option Care Health, Inc.*	1,100	33,099
Quest Diagnostics, Inc.	1,010	158,004
UnitedHealth Group, Inc.	1,620	858,892

Total Health Care Providers & Services		3,632,444

Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	974	134,734
Expedia Group, Inc.*	622	54,487
Marriott Vacations Worldwide Corp.	612	82,369
McDonald’s Corp.	1,671	440,359
Starbucks Corp.	3,247	322,102
Texas Roadhouse, Inc.	497	45,202
Vail Resorts, Inc.	407	97,009
Yum! Brands, Inc.	1,629	208,642

Total Hotels, Restaurants & Leisure		1,384,904

Household Products - 1.9%
Church & Dwight Co., Inc.	1,429	115,192
Clorox Co.	1,046	146,785
Colgate-Palmolive Co.	2,801	220,691
Kimberly-Clark Corp.	1,227	166,565
Procter & Gamble Co.	3,860	585,021
Reynolds Consumer Products, Inc.	860	25,783

Total Household Products		1,260,037

Industrial Conglomerates - 0.4%
3M Co.	2,141	256,749

Insurance - 4.3%
Aflac, Inc.	2,793	200,928
Allstate Corp.	1,373	186,179
American Financial Group, Inc.	393	53,951
American International Group, Inc.	2,211	139,824
Assurant, Inc.	802	100,298
CNA Financial Corp.	1,610	68,071
Fidelity National Financial, Inc.	1,478	55,602
Globe Life, Inc.	434	52,319
Hartford Financial Services Group, Inc.	2,332	176,835
Kinsale Capital Group, Inc.	121	31,644
Lincoln National Corp.	3,737	114,801
Marsh & McLennan Cos., Inc.	1,235	204,368
MetLife, Inc.	3,113	225,288
Old Republic International Corp.	671	16,205
Primerica, Inc.	532	75,448
Principal Financial Group, Inc.	1,930	161,966
Progressive Corp.	1,518	196,900
Prudential Financial, Inc.	1,772	176,243
Reinsurance Group of America, Inc.	590	83,833
RLI Corp.	264	34,655
Selective Insurance Group, Inc.	1,035	91,711
Travelers Cos., Inc.	1,032	193,490
Unum Group	3,004	123,254
W.R. Berkley Corp.	1,094	79,391

Total Insurance		2,843,204

Interactive Media & Services - 4.3%
Alphabet, Inc., Class A*	25,261	2,228,778
Meta Platforms, Inc., Class A*	5,372	646,466

Total Interactive Media & Services		2,875,244

Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc.*	18,309	1,537,956

IT Services - 6.6%
Akamai Technologies, Inc.*	1,949	164,301
Automatic Data Processing, Inc.	1,403	335,121
Cognizant Technology Solutions Corp., Class A	3,759	214,977
Concentrix Corp.	1,126	149,938
DXC Technology Co.*	6,070	160,855
ExlService Holdings, Inc.*	811	137,408
Fidelity National Information Services, Inc.	2,804	190,251
Fiserv, Inc.*	2,197	222,051
Gartner, Inc.*	436	146,557
GoDaddy, Inc., Class A*	1,022	76,466
International Business Machines Corp.	3,119	439,436
Jack Henry & Associates, Inc.	477	83,742
MasterCard, Inc., Class A	2,472	859,589
Visa, Inc., Class A	4,987	1,036,099
Western Union Co.	7,113	97,946
WEX, Inc.*	493	80,679

Total IT Services		4,395,416

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,435	214,748
Medpace Holdings, Inc.*	112	23,790
Waters Corp.*	388	132,921

Total Life Sciences Tools & Services		371,459

Machinery - 2.5%
AGCO Corp.	995	137,997
Caterpillar, Inc.	1,431	342,810
Deere & Co.	781	334,862
Donaldson Co., Inc.	1,571	92,485
Dover Corp.	947	128,233
ITT, Inc.	1,495	121,244
Lincoln Electric Holdings, Inc.	970	140,155
PACCAR, Inc.	1,249	123,614
Snap-on, Inc.	347	79,286
Stanley Black & Decker, Inc.	2,319	174,203

Total Machinery		1,674,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2022

Investments	Shares	Value
Media - 1.7%
Charter Communications, Inc., Class A*	367	$124,450
Comcast Corp., Class A	11,817	413,240
Fox Corp., Class A	2,724	82,728
Interpublic Group of Cos., Inc.	5,141	171,247
News Corp., Class A	4,389	79,880
Nexstar Media Group, Inc., Class A	161	28,180
Omnicom Group, Inc.	1,930	157,430
Sirius XM Holdings, Inc.	18,166	106,089

Total Media		1,163,244

Metals & Mining - 1.4%
Cleveland-Cliffs, Inc.*	6,482	104,425
Commercial Metals Co.	2,855	137,897
Freeport-McMoRan, Inc.	6,997	265,886
Nucor Corp.	1,215	160,149
Reliance Steel & Aluminum Co.	453	91,705
Steel Dynamics, Inc.	1,279	124,958
United States Steel Corp.	2,643	66,207

Total Metals & Mining		951,227

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	2,218	211,398
Public Service Enterprise Group, Inc.	3,910	239,566
Sempra Energy	1,723	266,272

Total Multi-Utilities		717,236

Multiline Retail - 0.7%
Dillard’s, Inc., Class A	92	29,734
Macy’s, Inc.	6,252	129,104
Target Corp.	1,897	282,729

Total Multiline Retail		441,567

Personal Products - 0.1%
Coty, Inc., Class A*	10,662	91,267

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	4,861	349,749
Eli Lilly & Co.	1,678	613,880
Johnson & Johnson	4,610	814,356
Merck & Co., Inc.	5,067	562,184
Pfizer, Inc.	10,821	554,468

Total Pharmaceuticals		2,894,637

Professional Services - 0.9%
Booz Allen Hamilton Holding Corp.	1,538	160,752
FTI Consulting, Inc.*	699	111,001
Robert Half International, Inc.	2,013	148,620
Verisk Analytics, Inc.	952	167,952

Total Professional Services		588,325

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	3,054	235,036
Jones Lang LaSalle, Inc.*	1,237	197,141

Total Real Estate Management & Development		432,177

Road & Rail - 0.9%
Avis Budget Group, Inc.*	723	118,521
JB Hunt Transport Services, Inc.	712	124,144
Knight-Swift Transportation Holdings, Inc.	882	46,226
Landstar System, Inc.	437	71,187
Norfolk Southern Corp.	847	208,718

Total Road & Rail		568,796

Semiconductors & Semiconductor Equipment - 2.0%
Amkor Technology, Inc.	4,410	105,752
Applied Materials, Inc.	3,798	369,849
First Solar, Inc.*	1,430	214,200
Lam Research Corp.	645	271,093
QUALCOMM, Inc.	3,600	395,784

Total Semiconductors & Semiconductor Equipment		1,356,678

Software - 9.0%
Adobe, Inc.*	1,561	525,323
Black Knight, Inc.*	1,212	74,841
Dolby Laboratories, Inc., Class A	1,820	128,383
Dropbox, Inc., Class A*	4,553	101,896
Fair Isaac Corp.*	126	75,421
Gen Digital, Inc.	9,535	204,335
Microsoft Corp.	15,510	3,719,608
Oracle Corp.	7,427	607,083
PTC, Inc.*	769	92,311
Synopsys, Inc.*	654	208,816
VMware, Inc., Class A*	2,239	274,860

Total Software		6,012,877

Specialty Retail - 3.6%
AutoNation, Inc.*	253	27,147
AutoZone, Inc.*	72	177,565
Best Buy Co., Inc.	2,449	196,434
Home Depot, Inc.	2,082	657,620
Lithia Motors, Inc.	459	93,976
Lowe’s Cos., Inc.	1,715	341,697
O’Reilly Automotive, Inc.*	113	95,375
Penske Automotive Group, Inc.	847	97,346
TJX Cos., Inc.	3,592	285,923
Tractor Supply Co.	736	165,578
Ulta Beauty, Inc.*	282	132,278
Williams-Sonoma, Inc.	1,370	157,440

Total Specialty Retail		2,428,379

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	32,621	4,238,446
Hewlett Packard Enterprise Co.	15,278	243,837
HP, Inc.	9,491	255,023
NetApp, Inc.	2,861	171,832

Total Technology Hardware, Storage & Peripherals		4,909,138

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.*	355	141,702
Tapestry, Inc.	3,663	139,487

Total Textiles, Apparel & Luxury Goods		281,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2022

Investments	Shares	Value
Trading Companies & Distributors - 0.5%
United Rentals, Inc.*	494	$175,577
WESCO International, Inc.*	1,178	147,486

Total Trading Companies & Distributors		323,063

Water Utilities - 0.4%
American Water Works Co., Inc.	1,541	234,879

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $57,924,319)		66,692,040
Other Assets less Liabilities - 0.1%		90,281

NET ASSETS - 100.0%		$66,782,321

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $196,505 and the total market value of the collateral held by the Fund was $203,705. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $203,705.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$66,692,040	$—	$—	$66,692,040

Total Investments in Securities	$66,692,040	$—	$—	$66,692,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 100.0%

United States - 93.1%

Aerospace & Defense - 4.8%
Axon Enterprise, Inc.*	162	$26,881
HEICO Corp.	344	52,852
Howmet Aerospace, Inc.	1,360	53,597

Total Aerospace & Defense		133,330

Auto Components - 1.0%
Visteon Corp.*	220	28,783

Banks - 2.4%
Cullen/Frost Bankers, Inc.	221	29,547
Old National Bancorp	2,011	36,158

Total Banks		65,705

Beverages - 1.0%
Brown-Forman Corp., Class B	438	28,768

Biotechnology - 6.0%
AbbVie, Inc.	182	29,413
Biogen, Inc.*	96	26,584
Neurocrine Biosciences, Inc.*	258	30,816
Sarepta Therapeutics, Inc.*	230	29,803
Vertex Pharmaceuticals, Inc.*	175	50,537

Total Biotechnology		167,153

Capital Markets - 3.2%
CME Group, Inc.	166	27,915
LPL Financial Holdings, Inc.	137	29,615
Nasdaq, Inc.	520	31,902

Total Capital Markets		89,432

Chemicals - 6.6%
Ashland, Inc.	538	57,851
CF Industries Holdings, Inc.	554	47,201
Corteva, Inc.	517	30,389
Mosaic Co.	1,104	48,433

Total Chemicals		183,874

Commercial Services & Supplies - 4.8%
Clean Harbors, Inc.*	445	50,783
Republic Services, Inc.	218	28,120
Waste Connections, Inc.	212	28,103
Waste Management, Inc.	178	27,924

Total Commercial Services & Supplies		134,930

Communications Equipment - 1.0%
Arista Networks, Inc.*	238	28,881

Construction & Engineering - 2.2%
Valmont Industries, Inc.	92	30,422
WillScot Mobile Mini Holdings Corp.*	660	29,812

Total Construction & Engineering		60,234

Diversified Consumer Services - 2.3%
Grand Canyon Education, Inc.*	612	64,664

Diversified Telecommunication Services - 1.2%
Iridium Communications, Inc.*	647	33,256

Electronic Equipment, Instruments & Components - 3.0%
Insight Enterprises, Inc.*	320	32,087
Sanmina Corp.*	911	52,191

Total Electronic Equipment, Instruments & Components		84,278

Energy Equipment & Services - 2.5%
Halliburton Co.	916	36,045
Schlumberger Ltd.	653	34,909

Total Energy Equipment & Services		70,954

Entertainment - 3.1%
Electronic Arts, Inc.	263	32,133
World Wrestling Entertainment, Inc., Class A	795	54,474

Total Entertainment		86,607

Food Products - 4.8%
Hershey Co.	126	29,178
Hostess Brands, Inc.*	2,183	48,987
Post Holdings, Inc.*	625	56,412

Total Food Products		134,577

Health Care Equipment & Supplies - 1.7%
Shockwave Medical, Inc.*	225	46,262

Health Care Providers & Services - 5.1%
Acadia Healthcare Co., Inc.*	629	51,779
AMN Healthcare Services, Inc.*	265	27,247
Henry Schein, Inc.*	392	31,309
UnitedHealth Group, Inc.	60	31,811

Total Health Care Providers & Services		142,146

Insurance - 6.6%
Arthur J Gallagher & Co.	189	35,634
Brighthouse Financial, Inc.*	565	28,968
Kinsale Capital Group, Inc.	106	27,721
Marsh & McLennan Cos., Inc.	192	31,772
W.R. Berkley Corp.	820	59,507

Total Insurance		183,602

IT Services - 3.1%
ExlService Holdings, Inc.*	170	28,803
Jack Henry & Associates, Inc.	328	57,584

Total IT Services		86,387

Marine - 1.9%
Kirby Corp.*	844	54,311

Pharmaceuticals - 3.2%
Eli Lilly & Co.	76	27,804
Jazz Pharmaceuticals PLC*	195	31,066
Merck & Co., Inc.	274	30,400

Total Pharmaceuticals		89,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

December 31, 2022

Investments	Shares	Value
Professional Services - 4.0%
CACI International, Inc., Class A*	208	$62,523
FTI Consulting, Inc.*	319	50,657

Total Professional Services		113,180

Road & Rail - 2.1%
CSX Corp.	943	29,214
Union Pacific Corp.	142	29,404

Total Road & Rail		58,618

Semiconductors & Semiconductor Equipment - 1.0%
First Solar, Inc.*	180	26,962

Software - 4.1%
Aspen Technology, Inc.*	252	51,761
Box, Inc., Class A*	1,042	32,437
PTC, Inc.*	251	30,130

Total Software		114,328

Specialty Retail - 6.4%
AutoZone, Inc.*	25	61,655
Murphy USA, Inc.	197	55,069
O’Reilly Automotive, Inc.*	72	60,770

Total Specialty Retail		177,494

Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	93	51,731

Wireless Telecommunication Services - 2.1%
T-Mobile US, Inc.*	426	59,640

Total United States		2,599,357

Canada - 3.7%

Chemicals - 1.8%
Nutrien Ltd.	672	49,076

Oil, Gas & Consumable Fuels - 1.9%
Cameco Corp.	2,383	54,023

Total Canada		103,099

Israel - 2.1%

Software - 2.1%
Check Point Software Technologies Ltd.*	475	59,926

United Kingdom - 1.1%

Energy Equipment & Services - 1.1%
TechnipFMC PLC*	2,442	29,768

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,785,852)		2,792,150
Other Assets less Liabilities - 0.0%		1,348

NET ASSETS - 100.0%		$2,793,498

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,792,150	$—	$—	$2,792,150

Total Investments in Securities	$2,792,150	$—	$—	$2,792,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.6%

Aerospace & Defense - 0.0%
Kaman Corp.	22,381	$499,096
Park Aerospace Corp.	14,737	197,623

Total Aerospace & Defense		696,719

Auto Components - 0.2%
LCI Industries	14,702	1,359,200
Patrick Industries, Inc.	16,998	1,030,079

Total Auto Components		2,389,279

Automobiles - 0.8%
Ford Motor Co.	1,029,323	11,971,026

Banks - 11.2%
American National Bankshares, Inc.	6,807	251,383
Ames National Corp.	6,819	160,997
Arrow Financial Corp.	10,755	364,595
Associated Banc-Corp.	70,404	1,625,628
Atlantic Union Bankshares Corp.	38,380	1,348,673
Bank of Hawaii Corp.	19,993	1,550,657
Bar Harbor Bankshares	10,105	323,764
BCB Bancorp, Inc.	15,320	275,607
Blue Ridge Bankshares, Inc.	7,940	99,171
Brookline Bancorp, Inc.	66,806	945,305
Camden National Corp.	12,625	526,336
Central Pacific Financial Corp.	23,591	478,426
Citigroup, Inc.	488,030	22,073,597
Citizens & Northern Corp.(a)	12,264	280,355
Citizens Financial Group, Inc.	137,033	5,394,989
Columbia Banking System, Inc.	46,034	1,387,004
Comerica, Inc.	42,856	2,864,924
Community Trust Bancorp, Inc.	15,372	706,036
Eagle Bancorp, Inc.	25,472	1,122,551
Evans Bancorp, Inc.	4,380	163,768
Farmers National Banc Corp.	29,487	416,356
Fifth Third Bancorp	178,149	5,845,069
Financial Institutions, Inc.	13,677	333,172
First Bancorp, Inc.	7,552	226,107
First Busey Corp.	44,627	1,103,179
First Commonwealth Financial Corp.(a)	80,189	1,120,240
First Community Bankshares, Inc.	12,678	429,784
First Financial Bancorp	63,809	1,546,092
First Hawaiian, Inc.	66,710	1,737,128
First Interstate BancSystem, Inc., Class A	48,022	1,856,050
First of Long Island Corp.	20,506	369,108
Flushing Financial Corp.	26,535	514,248
FNB Corp.	176,350	2,301,368
Fulton Financial Corp.	98,972	1,665,699
Hanmi Financial Corp.	26,686	660,479
HBT Financial, Inc.	21,725	425,158
Heritage Commerce Corp.	51,394	668,122
HomeStreet, Inc.	16,090	443,762
Hope Bancorp, Inc.	94,099	1,205,408
Horizon Bancorp, Inc.	37,400	563,992
Huntington Bancshares, Inc.	392,772	5,538,085
Independent Bank Corp.	18,017	430,967
KeyCorp	284,584	4,957,453
Lakeland Bancorp, Inc.	54,184	954,180
LCNB Corp.	6,362	114,516
Mercantile Bank Corp.	12,185	407,954
Midland States Bancorp, Inc.	18,715	498,193
National Bankshares, Inc.	4,039	162,772
Northrim Bancorp, Inc.	4,238	231,268
Northwest Bancshares, Inc.	104,021	1,454,214
Norwood Financial Corp.	6,619	221,339
OceanFirst Financial Corp.	48,196	1,024,165
Pacific Premier Bancorp, Inc.	54,013	1,704,650
PacWest Bancorp	64,135	1,471,898
Parke Bancorp, Inc.	9,086	188,444
PCB Bancorp	12,192	215,677
Peoples Bancorp, Inc.(a)	24,168	682,746
PNC Financial Services Group, Inc.	92,734	14,646,408
Premier Financial Corp.	30,848	831,971
Primis Financial Corp.	18,185	215,492
Regions Financial Corp.	230,075	4,960,417
S&T Bancorp, Inc.	32,580	1,113,584
Sandy Spring Bancorp, Inc.	34,056	1,199,793
Sierra Bancorp	11,226	238,440
Simmons First National Corp., Class A	66,233	1,429,308
Southside Bancshares, Inc.	27,003	971,838
Synovus Financial Corp.	51,094	1,918,580
Truist Financial Corp.	373,173	16,057,634
U.S. Bancorp	540,303	23,562,614
Umpqua Holdings Corp.	129,422	2,310,183
United Bankshares, Inc.	48,154	1,949,755
Univest Financial Corp.	24,651	644,131
Valley National Bancorp	180,795	2,044,791
Washington Trust Bancorp, Inc.	15,298	721,760
Webster Financial Corp.	49,072	2,323,069
WesBanco, Inc.	34,835	1,288,198
West Bancorp, Inc.	12,659	323,437

Total Banks		164,384,211

Biotechnology - 7.0%
AbbVie, Inc.	449,495	72,642,887
Gilead Sciences, Inc.	345,902	29,695,687

Total Biotechnology		102,338,574

Capital Markets - 4.4%
Artisan Partners Asset Management, Inc., Class A	49,766	1,478,050
Bank of New York Mellon Corp.	169,252	7,704,351
Blue Owl Capital, Inc.(a)	191,124	2,025,915
Bridge Investment Group Holdings, Inc., Class A	26,432	318,506
Carlyle Group, Inc.	113,357	3,382,573
Cohen & Steers, Inc.	26,668	1,721,686
Diamond Hill Investment Group, Inc.	2,267	419,440
Franklin Resources, Inc.	149,745	3,950,273
GCM Grosvenor, Inc., Class A(a)	33,717	256,586
Moelis & Co., Class A	40,801	1,565,534
Morgan Stanley	326,441	27,754,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2022

Investments	Shares	Value
Northern Trust Corp.	48,658	$4,305,747
T. Rowe Price Group, Inc.	54,860	5,983,032
Victory Capital Holdings, Inc., Class A	47,239	1,267,422
Virtu Financial, Inc., Class A	63,000	1,285,830
Virtus Investment Partners, Inc.	5,496	1,052,154

Total Capital Markets		64,471,113

Chemicals - 1.3%
Chemours Co.	55,758	1,707,310
Dow, Inc.	228,187	11,498,343
Eastman Chemical Co.	34,366	2,798,767
Kronos Worldwide, Inc.	89,543	841,704
Mativ Holdings, Inc.	43,911	917,740
Scotts Miracle-Gro Co.(a)	30,688	1,491,130
Tredegar Corp.	26,471	270,534

Total Chemicals		19,525,528

Commercial Services & Supplies - 0.4%
ACCO Brands Corp.	76,526	427,780
CompX International, Inc.	7,876	145,549
Deluxe Corp.	35,479	602,433
Ennis, Inc.	21,550	477,548
Healthcare Services Group, Inc.	54,678	656,136
HNI Corp.	33,163	942,824
Kimball International, Inc., Class B	28,902	187,863
MillerKnoll, Inc.	63,750	1,339,388
NL Industries, Inc.	30,444	207,324
Pitney Bowes, Inc.	133,878	508,736
Steelcase, Inc., Class A	71,876	508,163

Total Commercial Services & Supplies		6,003,744

Communications Equipment - 3.4%
Cisco Systems, Inc.	1,029,941	49,066,389
Comtech Telecommunications Corp.	22,619	274,595

Total Communications Equipment		49,340,984

Consumer Finance - 0.5%
Ally Financial, Inc.	114,019	2,787,765
Navient Corp.	81,660	1,343,307
OneMain Holdings, Inc.	89,164	2,970,053
Regional Management Corp.	7,140	200,491

Total Consumer Finance		7,301,616

Containers & Packaging - 0.9%
Greif, Inc., Class B	16,904	1,322,400
International Paper Co.	123,606	4,280,476
Packaging Corp. of America	35,129	4,493,350
Pactiv Evergreen, Inc.	106,714	1,212,271
Sonoco Products Co.	41,422	2,514,730

Total Containers & Packaging		13,823,227

Distributors - 0.0%
Weyco Group, Inc.	5,932	125,521

Diversified Consumer Services - 0.1%
Strategic Education, Inc.	15,189	1,189,602

Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	54,067	1,880,991

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	2,337,756	43,038,088
Cogent Communications Holdings, Inc.	38,351	2,189,075

Total Diversified Telecommunication Services		45,227,163

Electric Utilities - 8.7%
ALLETE, Inc.	25,979	1,675,905
Alliant Energy Corp.	60,931	3,364,001
American Electric Power Co., Inc.	157,184	14,924,621
Avangrid, Inc.(a)	107,338	4,613,387
Duke Energy Corp.	180,962	18,637,276
Edison International	102,206	6,502,346
Entergy Corp.	49,741	5,595,862
Evergy, Inc.	69,244	4,357,525
Eversource Energy	98,590	8,265,786
Exelon Corp.	194,276	8,398,551
FirstEnergy Corp.	195,314	8,191,469
Hawaiian Electric Industries, Inc.	42,123	1,762,848
NRG Energy, Inc.	65,555	2,085,960
OGE Energy Corp.	93,031	3,679,376
Pinnacle West Capital Corp.	38,929	2,960,161
Portland General Electric Co.(a)	49,039	2,402,911
PPL Corp.	154,023	4,500,552
Southern Co.	362,055	25,854,348

Total Electric Utilities		127,772,885

Electrical Equipment - 0.0%
Powell Industries, Inc.	9,172	322,671

Energy Equipment & Services - 0.1%
Archrock, Inc.	120,818	1,084,945
Solaris Oilfield Infrastructure, Inc., Class A	26,548	263,622

Total Energy Equipment & Services		1,348,567

Equity Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust	12,605	180,882
Agree Realty Corp.	7,741	549,069
Alexander & Baldwin, Inc.*	8,679	162,558
Alexander’s, Inc.	428	94,186
Alpine Income Property Trust, Inc.	2,511	47,910
American Assets Trust, Inc.	5,721	151,607
Apartment Income REIT Corp.	10,201	349,996
Apple Hospitality REIT, Inc.	21,519	339,570
Armada Hoffler Properties, Inc.	9,435	108,503
AvalonBay Communities, Inc.	13,152	2,124,311
Brixmor Property Group, Inc.	32,837	744,415
Broadstone Net Lease, Inc.	9,776	158,469
BRT Apartments Corp.	2,110	41,440
CareTrust REIT, Inc.	11,570	214,971
CBL & Associates Properties, Inc.	2,842	65,593
Centerspace	2,011	117,985
Community Healthcare Trust, Inc.	2,883	103,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2022

Investments	Shares	Value
Corporate Office Properties Trust	11,783	$305,651
Cousins Properties, Inc.	13,922	352,087
Crown Castle, Inc.	60,825	8,250,303
CTO Realty Growth, Inc.(a)	3,413	62,390
CubeSmart	19,676	791,959
Digital Realty Trust, Inc.	26,993	2,706,588
Diversified Healthcare Trust	36,244	23,443
Douglas Emmett, Inc.	5,496	86,177
Easterly Government Properties, Inc.	8,994	128,344
EastGroup Properties, Inc.	4,088	605,269
Elme Communities	5,435	96,743
EPR Properties	7,200	271,584
Equity Residential	31,568	1,862,512
Essential Properties Realty Trust, Inc.	12,383	290,629
Essex Property Trust, Inc.	6,074	1,287,202
Extra Space Storage, Inc.	12,247	1,802,514
Federal Realty Investment Trust	7,787	786,799
Four Corners Property Trust, Inc.	10,820	280,563
Gaming and Leisure Properties, Inc.	26,041	1,356,476
Getty Realty Corp.	8,526	288,605
Gladstone Commercial Corp.(a)	5,931	109,724
Global Medical REIT, Inc.	8,586	81,395
Healthpeak Properties, Inc.	39,738	996,232
Highwoods Properties, Inc.	4,483	125,434
Hudson Pacific Properties, Inc.	2,504	24,364
Independence Realty Trust, Inc.	21,799	367,531
Innovative Industrial Properties, Inc.	2,484	251,753
Iron Mountain, Inc.	26,821	1,337,027
iStar, Inc.	10,535	80,382
JBG SMITH Properties	5,193	98,563
Kilroy Realty Corp.	6,815	263,536
Kimco Realty Corp.	56,435	1,195,293
Kite Realty Group Trust	18,894	397,719
Lamar Advertising Co., Class A	7,481	706,206
Life Storage, Inc.	8,164	804,154
LTC Properties, Inc.	4,819	171,219
LXP Industrial Trust	31,195	312,574
Macerich Co.	14,207	159,971
National Health Investors, Inc.	3,974	207,522
National Retail Properties, Inc.	20,395	933,275
National Storage Affiliates Trust	8,099	292,536
NETSTREIT Corp.	7,097	130,088
NexPoint Diversified Real Estate Trust(a)	4,568	51,207
NexPoint Residential Trust, Inc.	2,710	117,939
Omega Healthcare Investors, Inc.	23,448	655,372
One Liberty Properties, Inc.	3,985	88,547
Orion Office REIT, Inc.	8,747	74,699
Outfront Media, Inc.	16,171	268,115
Paramount Group, Inc.	8,195	48,678
Phillips Edison & Co., Inc.	10,406	331,327
Physicians Realty Trust	20,792	300,860
Piedmont Office Realty Trust, Inc., Class A	18,152	166,454
Plymouth Industrial REIT, Inc.	4,668	89,532
Postal Realty Trust, Inc., Class A(a)	3,448	50,099
PotlatchDeltic Corp.	7,159	314,924
Rayonier, Inc.	11,986	395,059
Realty Income Corp.	63,939	4,055,651
Regency Centers Corp.	16,201	1,012,563
Retail Opportunity Investments Corp.	18,639	280,144
RPT Realty	9,597	96,354
Sabra Health Care REIT, Inc.	20,912	259,936
Saul Centers, Inc.	2,877	117,036
Service Properties Trust	16,538	120,562
Simon Property Group, Inc.	110,309	12,959,101
SITE Centers Corp.	23,546	321,638
SL Green Realty Corp.	7,069	238,367
Spirit Realty Capital, Inc.	15,581	622,149
STAG Industrial, Inc.	16,012	517,348
STORE Capital Corp.	26,447	847,891
Tanger Factory Outlet Centers, Inc.	10,359	185,841
UDR, Inc.	30,364	1,175,998
UMH Properties, Inc.	6,367	102,509
Uniti Group, Inc.	14,097	77,956
Universal Health Realty Income Trust	1,692	80,759
Urban Edge Properties	13,869	195,414
Urstadt Biddle Properties, Inc., Class A	4,275	81,011
Ventas, Inc.	36,789	1,657,345
VICI Properties, Inc.	95,546	3,095,690
W.P. Carey, Inc.	19,504	1,524,238
Welltower, Inc.	42,968	2,816,552
Whitestone REIT	6,682	64,415

Total Equity Real Estate Investment Trusts (REITs)		71,696,292

Food & Staples Retailing - 0.6%
Natural Grocers by Vitamin Cottage, Inc.	17,030	155,654
Village Super Market, Inc., Class A	8,330	194,006
Walgreens Boots Alliance, Inc.	242,139	9,046,313

Total Food & Staples Retailing		9,395,973

Food Products - 1.8%
Alico, Inc.	5,861	139,902
Cal-Maine Foods, Inc.	33,931	1,847,543
Calavo Growers, Inc.	14,881	437,501
Conagra Brands, Inc.	118,808	4,597,870
Kellogg Co.	103,027	7,339,644
Kraft Heinz Co.	288,823	11,757,984

Total Food Products		26,120,444

Gas Utilities - 0.8%
New Jersey Resources Corp.	43,706	2,168,692
Northwest Natural Holding Co.	28,329	1,348,177
RGC Resources, Inc.	3,866	85,245
South Jersey Industries, Inc.	51,158	1,817,644
Southwest Gas Holdings, Inc.*	26,236	1,623,483
Spire, Inc.	26,579	1,830,230
UGI Corp.	65,811	2,439,614

Total Gas Utilities		11,313,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2022

Investments	Shares	Value
Health Care Providers & Services - 0.2%
National HealthCare Corp.	13,879	$825,800
Patterson Cos., Inc.	52,051	1,458,990

Total Health Care Providers & Services		2,284,790

Hotels, Restaurants & Leisure - 0.6%
Cracker Barrel Old Country Store, Inc.	15,858	1,502,387
Darden Restaurants, Inc.	40,381	5,585,904
Travel + Leisure Co.	42,033	1,530,001

Total Hotels, Restaurants & Leisure		8,618,292

Household Durables - 0.3%
Ethan Allen Interiors, Inc.	23,296	615,480
Leggett & Platt, Inc.	62,125	2,002,289
MDC Holdings, Inc.	52,095	1,646,202

Total Household Durables		4,263,971

Household Products - 0.7%
Energizer Holdings, Inc.	39,175	1,314,321
Kimberly-Clark Corp.	70,602	9,584,222

Total Household Products		10,898,543

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	28,764	860,619

Industrial Conglomerates - 1.2%
3M Co.	149,930	17,979,606

Insurance - 2.1%
CNA Financial Corp.	80,798	3,416,139
Donegal Group, Inc., Class A	24,474	347,531
Fidelity National Financial, Inc.	98,457	3,703,952
First American Financial Corp.	40,383	2,113,646
Horace Mann Educators Corp.	30,867	1,153,500
Mercury General Corp.	35,496	1,213,963
Old Republic International Corp.	132,893	3,209,366
Prudential Financial, Inc.	101,908	10,135,770
Safety Insurance Group, Inc.	12,019	1,012,721
Stewart Information Services Corp.	22,185	947,965
Universal Insurance Holdings, Inc.	17,698	187,422
Unum Group	72,421	2,971,434

Total Insurance		30,413,409

Internet & Direct Marketing Retail - 0.0%
PetMed Express, Inc.(a)	18,152	321,290

IT Services - 2.2%
International Business Machines Corp.	225,457	31,764,637

Leisure Products - 0.3%
Hasbro, Inc.	47,597	2,903,893
Marine Products Corp.	24,424	287,470
Smith & Wesson Brands, Inc.(a)	36,887	320,179
Sturm Ruger & Co., Inc.(a)	12,885	652,239

Total Leisure Products		4,163,781

Machinery - 0.1%
Hyster-Yale Materials Handling, Inc.	9,575	242,343
Trinity Industries, Inc.	43,000	1,271,510

Total Machinery		1,513,853

Media - 0.8%
Interpublic Group of Cos., Inc.	102,657	3,419,505
Omnicom Group, Inc.	52,490	4,281,609
Paramount Global, Class B	207,684	3,505,706
Sinclair Broadcast Group, Inc., Class A	39,649	614,956

Total Media		11,821,776

Metals & Mining - 0.1%
Kaiser Aluminum Corp.	13,297	1,010,040
Ramaco Resources, Inc.(a)	35,809	314,761
SunCoke Energy, Inc.	69,432	599,198

Total Metals & Mining		1,923,999

Multi-Utilities - 3.8%
Avista Corp.	38,143	1,691,261
Black Hills Corp.	25,691	1,807,105
CMS Energy Corp.	62,013	3,927,283
Consolidated Edison, Inc.	103,327	9,848,096
Dominion Energy, Inc.	217,794	13,355,128
DTE Energy Co.	61,728	7,254,892
NiSource, Inc.	110,350	3,025,797
NorthWestern Corp.	28,918	1,715,994
Public Service Enterprise Group, Inc.	114,140	6,993,358
WEC Energy Group, Inc.	62,847	5,892,535

Total Multi-Utilities		55,511,449

Multiline Retail - 0.2%
Big Lots, Inc.(a)	26,469	389,094
Kohl’s Corp.(a)	74,213	1,873,878
Nordstrom, Inc.(a)	82,021	1,323,819

Total Multiline Retail		3,586,791

Oil, Gas & Consumable Fuels - 19.4%
Antero Midstream Corp.	315,336	3,402,475
Arch Resources, Inc.	15,702	2,242,088
Berry Corp.	71,913	575,304
Chesapeake Energy Corp.(a)	119,247	11,253,339
Chevron Corp.	418,100	75,044,769
Chord Energy Corp.	36,128	4,942,672
Civitas Resources, Inc.	72,177	4,181,214
CONSOL Energy, Inc.	28,977	1,883,505
Coterra Energy, Inc.	480,407	11,803,600
Crescent Energy Co., Class A(a)	38,719	464,241
CVR Energy, Inc.	64,988	2,036,724
Devon Energy Corp.	300,257	18,468,808
Diamondback Energy, Inc.	67,888	9,285,721
DTE Midstream LLC	41,795	2,309,592
Equitrans Midstream Corp.	290,264	1,944,769
Evolution Petroleum Corp.	26,983	203,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2022

Investments	Shares	Value
Exxon Mobil Corp.	690,219	$76,131,156
Kinetik Holdings, Inc.(a)	34,368	1,136,893
Northern Oil and Gas, Inc.	41,262	1,271,695
Phillips 66	105,754	11,006,876
Pioneer Natural Resources Co.	131,022	29,924,114
Riley Exploration Permian, Inc.	18,248	537,039
Sitio Royalties Corp., Class A(a)	63,065	1,819,438
Williams Cos., Inc.	363,456	11,957,702

Total Oil, Gas & Consumable Fuels		283,827,456

Personal Products - 0.2%
Medifast, Inc.	9,270	1,069,295
Nu Skin Enterprises, Inc., Class A	32,502	1,370,284

Total Personal Products		2,439,579

Pharmaceuticals - 5.6%
Organon & Co.	125,816	3,514,041
Pfizer, Inc.	1,457,080	74,660,779
Phibro Animal Health Corp., Class A	21,547	288,945
Viatris, Inc.	378,534	4,213,084

Total Pharmaceuticals		82,676,849

Real Estate Management & Development - 0.0%
Douglas Elliman, Inc.	9,068	36,907
Kennedy-Wilson Holdings, Inc.	14,215	223,602
RE/MAX Holdings, Inc., Class A	3,437	64,065
RMR Group, Inc., Class A	2,667	75,343

Total Real Estate Management & Development		399,917

Semiconductors & Semiconductor Equipment - 0.0%
NVE Corp.	4,026	260,684

Specialty Retail - 1.1%
Aaron’s Co., Inc.	24,223	289,465
Advance Auto Parts, Inc.	19,293	2,836,650
Best Buy Co., Inc.	61,928	4,967,245
Big 5 Sporting Goods Corp.	11,450	101,103
Buckle, Inc.	34,109	1,546,843
Camping World Holdings, Inc., Class A	33,187	740,734
Foot Locker, Inc.	43,358	1,638,499
Gap, Inc.	136,649	1,541,401
Guess?, Inc.	43,205	893,911
Haverty Furniture Cos., Inc.	13,061	390,524
JOANN, Inc.	30,456	86,800
Rent-A-Center, Inc.	47,370	1,068,193

Total Specialty Retail		16,101,368

Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.	231,864	6,230,186
Xerox Holdings Corp.	106,619	1,556,637

Total Technology Hardware, Storage & Peripherals		7,786,823

Textiles, Apparel & Luxury Goods - 0.3%
Carter’s, Inc.(a)	21,174	1,579,792
Kontoor Brands, Inc.(a)	33,409	1,336,026
Movado Group, Inc.	12,844	414,219
Wolverine World Wide, Inc.	66,875	730,944

Total Textiles, Apparel & Luxury Goods		4,060,981

Thrifts & Mortgage Finance - 0.9%
Capitol Federal Financial, Inc.	104,374	902,835
Federal Agricultural Mortgage Corp., Class C	7,813	880,603
Kearny Financial Corp.	56,655	575,048
Luther Burbank Corp.	36,319	403,504
New York Community Bancorp, Inc.	308,886	2,656,420
Northfield Bancorp, Inc.	38,537	606,187
Provident Financial Services, Inc.	58,232	1,243,836
Radian Group, Inc.	105,585	2,013,506
Territorial Bancorp, Inc.	5,191	124,636
TFS Financial Corp.	183,561	2,645,114
TrustCo Bank Corp.	15,468	581,442
UWM Holdings Corp.(a)	71,252	235,844
Waterstone Financial, Inc.	18,508	319,078

Total Thrifts & Mortgage Finance		13,188,053

Tobacco - 8.1%
Altria Group, Inc.	1,166,150	53,304,717
Philip Morris International, Inc.	620,112	62,761,536
Universal Corp.	21,445	1,132,510
Vector Group Ltd.	132,254	1,568,532

Total Tobacco		118,767,295

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	25,950	2,120,115
Watsco, Inc.	13,171	3,284,847

Total Trading Companies & Distributors		5,404,962

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	88,003	923,151

Total United States		1,460,403,139

Puerto Rico - 0.1%

Banks - 0.1%
First Bancorp	115,556	1,469,872

TOTAL COMMON STOCKS (Cost: $1,373,043,779)		1,461,873,011

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $1,870,452)	30,898	1,873,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $6,259,516)	6,259,516	$6,259,516

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $1,381,173,747)		1,470,006,491
Other Assets less Liabilities - (0.2)%		(3,296,410)

NET ASSETS - 100.0%		$1,466,710,081

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,786,644 and the total market value of the collateral held by the Fund was $29,610,664. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $23,351,148.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation /Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,605,865	$12,454,302	$11,771,694	$(380,128)	$(34,381)	$1,873,964	$44,460

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,461,873,011	$—	$—	$1,461,873,011
Exchange-Traded Fund	1,873,964	—	—	1,873,964
Investment of Cash Collateral for Securities Loaned	—	6,259,516	—	6,259,516

Total Investments in Securities	$1,463,746,975	$6,259,516	$—	$1,470,006,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.9%
General Dynamics Corp.	41,084	$10,193,351
HEICO Corp.	1,196	183,753
L3Harris Technologies, Inc.	21,256	4,425,712
Lockheed Martin Corp.	57,957	28,195,501
Northrop Grumman Corp.	16,885	9,212,625
Raytheon Technologies Corp.	202,909	20,477,576

Total Aerospace & Defense		72,688,518

Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	16,551	1,719,980
FedEx Corp.	42,079	7,288,083
United Parcel Service, Inc., Class B	224,565	39,038,379

Total Air Freight & Logistics		48,046,442

Automobiles - 0.4%
Ford Motor Co.	1,086,397	12,634,797
General Motors Co.	85,129	2,863,740

Total Automobiles		15,498,537

Banks - 6.8%
Bank of America Corp.	1,258,654	41,686,620
Citigroup, Inc.	541,223	24,479,516
Citizens Financial Group, Inc.	127,003	5,000,108
Fifth Third Bancorp	176,484	5,790,440
First Republic Bank	13,301	1,621,259
Huntington Bancshares, Inc.	344,549	4,858,141
JPMorgan Chase & Co.	553,520	74,227,032
KeyCorp	286,821	4,996,422
M&T Bank Corp.	30,719	4,456,098
PNC Financial Services Group, Inc.	96,788	15,286,697
Regions Financial Corp.	219,459	4,731,536
Truist Financial Corp.	403,551	17,364,800
U.S. Bancorp	605,941	26,425,087
Wells Fargo & Co.	635,134	26,224,683

Total Banks		257,148,439

Beverages - 3.9%
Brown-Forman Corp., Class B	27,629	1,814,672
Coca-Cola Co.	1,137,979	72,386,844
Constellation Brands, Inc., Class A	13,241	3,068,602
Keurig Dr. Pepper, Inc.	252,359	8,999,122
PepsiCo, Inc.	328,271	59,305,439

Total Beverages		145,574,679

Biotechnology - 4.3%
AbbVie, Inc.	585,908	94,688,592
Amgen, Inc.	132,651	34,839,459
Gilead Sciences, Inc.	396,053	34,001,150

Total Biotechnology		163,529,201

Building Products - 0.1%
Carrier Global Corp.	66,539	2,744,734

Capital Markets - 3.7%
Ameriprise Financial, Inc.	14,056	4,376,617
Bank of New York Mellon Corp.	170,685	7,769,581
BlackRock, Inc.	25,474	18,051,641
Charles Schwab Corp.	119,285	9,931,669
CME Group, Inc.	50,191	8,440,119
FactSet Research Systems, Inc.	1,948	781,557
Goldman Sachs Group, Inc.	54,713	18,787,350
Intercontinental Exchange, Inc.	49,223	5,049,788
LPL Financial Holdings, Inc.	3,652	789,453
Moody’s Corp.	13,096	3,648,808
Morgan Stanley	355,389	30,215,173
MSCI, Inc.	5,538	2,576,111
Nasdaq, Inc.	63,818	3,915,234
Northern Trust Corp.	46,370	4,103,281
Raymond James Financial, Inc.	18,552	1,982,281
S&P Global, Inc.	20,217	6,771,482
State Street Corp.	75,576	5,862,430
T. Rowe Price Group, Inc.	56,724	6,186,319

Total Capital Markets		139,238,894

Chemicals - 1.2%
Air Products and Chemicals, Inc.	28,029	8,640,220
Albemarle Corp.	5,947	1,289,666
CF Industries Holdings, Inc.	25,893	2,206,084
Corteva, Inc.	48,024	2,822,851
Dow, Inc.	221,721	11,172,521
DuPont de Nemours, Inc.	52,679	3,615,360
Ecolab, Inc.	28,129	4,094,457
FMC Corp.	11,354	1,416,979
Mosaic Co.	24,552	1,077,096
PPG Industries, Inc.	27,725	3,486,142
Sherwin-Williams Co.	17,686	4,197,418

Total Chemicals		44,018,794

Commercial Services & Supplies - 0.5%
Cintas Corp.	9,500	4,290,390
Republic Services, Inc.	42,540	5,487,234
Rollins, Inc.	53,798	1,965,779
Waste Management, Inc.	55,293	8,674,366

Total Commercial Services & Supplies		20,417,769

Communications Equipment - 1.6%
Cisco Systems, Inc.	1,149,773	54,775,186
Motorola Solutions, Inc.	17,513	4,513,275
Ubiquiti, Inc.(a)	3,257	890,887

Total Communications Equipment		60,179,348

Construction & Engineering - 0.0%
Quanta Services, Inc.	4,457	635,122

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,108	1,050,411
Vulcan Materials Co.	6,883	1,205,282

Total Construction Materials		2,255,693

Consumer Finance - 0.5%
American Express Co.	57,117	8,439,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2022

Investments	Shares	Value
Capital One Financial Corp.	61,642	$5,730,240
Discover Financial Services	38,020	3,719,497
Synchrony Financial	68,896	2,263,922

Total Consumer Finance		20,152,696

Containers & Packaging - 0.1%
Avery Dennison Corp.	10,498	1,900,138

Distributors - 0.1%
Genuine Parts Co.	31,269	5,425,484

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	86,224	5,500,229

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	2,577,001	47,442,588

Electric Utilities - 4.0%
American Electric Power Co., Inc.	156,515	14,861,099
Avangrid, Inc.(a)	106,342	4,570,579
Constellation Energy Corp.	15,668	1,350,738
Duke Energy Corp.	178,216	18,354,466
Edison International	102,431	6,516,660
Entergy Corp.	46,772	5,261,850
Eversource Energy	99,736	8,361,866
Exelon Corp.	228,330	9,870,706
FirstEnergy Corp.	192,414	8,069,843
NextEra Energy, Inc.	366,591	30,647,008
PPL Corp.	135,101	3,947,651
Southern Co.	392,877	28,055,347
Xcel Energy, Inc.	141,397	9,913,344

Total Electric Utilities		149,781,157

Electrical Equipment - 0.3%
AMETEK, Inc.	10,103	1,411,591
Emerson Electric Co.	87,137	8,370,380
Rockwell Automation, Inc.	12,287	3,164,763

Total Electrical Equipment		12,946,734

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	51,397	3,913,368
CDW Corp.	11,064	1,975,809
Corning, Inc.	168,936	5,395,816

Total Electronic Equipment, Instruments & Components		11,284,993

Energy Equipment & Services - 0.2%
Baker Hughes Co.	179,954	5,314,042
Halliburton Co.	69,157	2,721,328

Total Energy Equipment & Services		8,035,370

Entertainment - 0.1%
Activision Blizzard, Inc.	34,555	2,645,185
Electronic Arts, Inc.	15,728	1,921,647

Total Entertainment		4,566,832

Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	36,672	5,342,010
American Tower Corp.	68,597	14,532,961
AvalonBay Communities, Inc.	24,040	3,882,941
Crown Castle, Inc.	98,531	13,364,745
Digital Realty Trust, Inc.	85,594	8,582,510
Equinix, Inc.	10,845	7,103,800
Equity Residential	70,504	4,159,736
Extra Space Storage, Inc.	30,580	4,500,764
Invitation Homes, Inc.	128,487	3,808,355
Iron Mountain, Inc.	82,599	4,117,560
Mid-America Apartment Communities, Inc.	44,661	7,011,330
Prologis, Inc.	161,738	18,232,725
Public Storage	41,542	11,639,653
Realty Income Corp.	196,611	12,471,036
SBA Communications Corp.	8,917	2,499,524
Simon Property Group, Inc.	151,718	17,823,831
Sun Communities, Inc.	25,318	3,620,474
Ventas, Inc.	106,008	4,775,661
VICI Properties, Inc.	290,638	9,416,671
W.P. Carey, Inc.	75,233	5,879,459
Welltower, Inc.	106,913	7,008,147
Weyerhaeuser Co.	80,355	2,491,005

Total Equity Real Estate Investment Trusts (REITs)		172,264,898

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	28,821	13,156,786
Kroger Co.	100,593	4,484,436
Sysco Corp.	105,269	8,047,815
Walgreens Boots Alliance, Inc.	242,985	9,077,920
Walmart, Inc.	257,911	36,569,201

Total Food & Staples Retailing		71,336,158

Food Products - 1.9%
Archer-Daniels-Midland Co.	86,155	7,999,492
Campbell Soup Co.	40,030	2,271,703
Conagra Brands, Inc.	87,896	3,401,575
General Mills, Inc.	145,464	12,197,156
Hershey Co.	24,435	5,658,413
Hormel Foods Corp.	76,644	3,491,134
J.M. Smucker Co.	13,776	2,182,945
Kellogg Co.	98,527	7,019,063
Kraft Heinz Co.	281,459	11,458,196
McCormick & Co., Inc., Non-Voting Shares	22,567	1,870,579
Mondelez International, Inc., Class A	198,437	13,225,826
Tyson Foods, Inc., Class A	36,074	2,245,607

Total Food Products		73,021,689

Gas Utilities - 0.1%
Atmos Energy Corp.	17,002	1,905,414

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	288,689	31,695,165
Becton Dickinson and Co.	22,963	5,839,491
ResMed, Inc.	8,509	1,770,978
Stryker Corp.	28,139	6,879,704
Zimmer Biomet Holdings, Inc.	13,472	1,717,680

Total Health Care Equipment & Supplies		47,903,018

Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	21,822	3,616,124
Cardinal Health, Inc.	32,590	2,505,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2022

Investments	Shares	Value
Cigna Corp.	39,817	$13,192,965
CVS Health Corp.	257,083	23,957,565
Elevance Health, Inc.	21,196	10,872,912
HCA Healthcare, Inc.	16,065	3,854,957
Humana, Inc.	6,643	3,402,478
Laboratory Corp. of America Holdings	6,336	1,492,001
McKesson Corp.	7,914	2,968,700
Quest Diagnostics, Inc.	18,006	2,816,859
UnitedHealth Group, Inc.	104,577	55,444,634

Total Health Care Providers & Services		124,124,388

Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	34,548	4,779,025
Hilton Worldwide Holdings, Inc.	13,573	1,715,084
Marriott International, Inc., Class A	28,129	4,188,127
McDonald’s Corp.	152,561	40,204,400
Starbucks Corp.	143,075	14,193,040
Yum! Brands, Inc.	48,610	6,225,969

Total Hotels, Restaurants & Leisure		71,305,645

Household Durables - 0.1%
D.R. Horton, Inc.	25,894	2,308,191
Lennar Corp., Class A	30,983	2,803,962

Total Household Durables		5,112,153

Household Products - 2.2%
Church & Dwight Co., Inc.	16,515	1,331,274
Clorox Co.	18,888	2,650,553
Colgate-Palmolive Co.	158,847	12,515,555
Kimberly-Clark Corp.	71,134	9,656,441
Procter & Gamble Co.	371,209	56,260,436

Total Household Products		82,414,259

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	87,946	2,529,327

Industrial Conglomerates - 1.1%
3M Co.	167,001	20,026,760
General Electric Co.	53,949	4,520,386
Honeywell International, Inc.	79,696	17,078,853

Total Industrial Conglomerates		41,625,999

Insurance - 2.3%
Aflac, Inc.	129,066	9,285,008
Allstate Corp.	45,654	6,190,682
American International Group, Inc.	131,954	8,344,771
Arthur J Gallagher & Co.	21,400	4,034,756
Brown & Brown, Inc.	14,521	827,261
Cincinnati Financial Corp.	23,213	2,376,779
Hartford Financial Services Group, Inc.	53,332	4,044,166
Marsh & McLennan Cos., Inc.	66,807	11,055,222
MetLife, Inc.	179,315	12,977,027
Principal Financial Group, Inc.	58,936	4,945,909
Progressive Corp.	24,014	3,114,856
Prudential Financial, Inc.	89,593	8,910,920
Travelers Cos., Inc.	40,893	7,667,029
W.R. Berkley Corp.	14,611	1,060,320

Total Insurance		84,834,706

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	69,770	2,893,362

IT Services - 3.1%
Automatic Data Processing, Inc.	70,652	16,875,937
Broadridge Financial Solutions, Inc.	12,338	1,654,896
Cognizant Technology Solutions Corp., Class A	60,579	3,464,513
Fidelity National Information Services, Inc.	96,515	6,548,543
Global Payments, Inc.	18,655	1,852,814
International Business Machines Corp.	245,841	34,636,538
MasterCard, Inc., Class A	48,179	16,753,284
Paychex, Inc.	84,103	9,718,943
Visa, Inc., Class A	125,780	26,132,053

Total IT Services		117,637,521

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	18,097	2,708,216
Danaher Corp.	35,908	9,530,701
PerkinElmer, Inc.	6,771	949,429
Thermo Fisher Scientific, Inc.	18,904	10,410,244
West Pharmaceutical Services, Inc.	5,559	1,308,311

Total Life Sciences Tools & Services		24,906,901

Machinery - 1.9%
Caterpillar, Inc.	98,195	23,523,594
Cummins, Inc.	23,927	5,797,273
Deere & Co.	22,007	9,435,721
Dover Corp.	21,394	2,896,962
Fortive Corp.	18,160	1,166,780
IDEX Corp.	4,169	951,908
Illinois Tool Works, Inc.	64,850	14,286,455
Ingersoll Rand, Inc.	16,745	874,926
Otis Worldwide Corp.	56,014	4,386,456
PACCAR, Inc.	39,219	3,881,504
Parker-Hannifin Corp.	13,729	3,995,139
Westinghouse Air Brake Technologies Corp.	9,329	931,128
Xylem, Inc.	11,388	1,259,171

Total Machinery		73,387,017

Media - 1.0%
Comcast Corp., Class A	826,485	28,902,180
Fox Corp., Class A	58,682	1,782,172
Omnicom Group, Inc.	43,324	3,533,939
Sirius XM Holdings, Inc.(a)	573,032	3,346,507

Total Media		37,564,798

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	132,797	5,046,286
Nucor Corp.	36,348	4,791,030
Steel Dynamics, Inc.	11,067	1,081,246

Total Metals & Mining		10,918,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2022

Investments	Shares	Value
Multi-Utilities - 1.7%
Ameren Corp.	39,376	$3,501,314
CenterPoint Energy, Inc.	123,982	3,718,220
CMS Energy Corp.	54,675	3,462,568
Consolidated Edison, Inc.	96,403	9,188,170
Dominion Energy, Inc.	237,493	14,563,071
DTE Energy Co.	62,334	7,326,115
Public Service Enterprise Group, Inc.	104,213	6,385,130
Sempra Energy	65,940	10,190,368
WEC Energy Group, Inc.	71,491	6,702,996

Total Multi-Utilities		65,037,952

Multiline Retail - 0.4%
Dollar General Corp.	11,203	2,758,739
Target Corp.	78,998	11,773,862

Total Multiline Retail		14,532,601

Oil, Gas & Consumable Fuels - 10.9%
Cheniere Energy, Inc.	23,023	3,452,529
Chevron Corp.	569,264	102,177,195
ConocoPhillips	204,837	24,170,766
Coterra Energy, Inc.	352,982	8,672,768
Devon Energy Corp.	330,091	20,303,897
Diamondback Energy, Inc.	63,619	8,701,807
EOG Resources, Inc.	128,700	16,669,224
Exxon Mobil Corp.	1,338,888	147,679,346
Hess Corp.	22,357	3,170,670
Marathon Oil Corp.	25,387	687,226
Marathon Petroleum Corp.	103,938	12,097,344
Occidental Petroleum Corp.	61,089	3,847,996
Phillips 66	99,594	10,365,744
Pioneer Natural Resources Co.	103,740	23,693,179
Targa Resources Corp.	8,784	645,624
Texas Pacific Land Corp.(a)	277	649,352
Valero Energy Corp.	107,611	13,651,531
Williams Cos., Inc.	324,546	10,677,563

Total Oil, Gas & Consumable Fuels		411,313,761

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	16,761	4,158,572

Pharmaceuticals - 8.0%
Bristol-Myers Squibb Co.	512,668	36,886,463
Eli Lilly & Co.	92,411	33,807,640
Johnson & Johnson	425,807	75,218,806
Merck & Co., Inc.	635,683	70,529,029
Pfizer, Inc.	1,610,783	82,536,521
Zoetis, Inc.	25,932	3,800,335

Total Pharmaceuticals		302,778,794

Professional Services - 0.1%
Equifax, Inc.	6,573	1,277,528
Jacobs Solutions, Inc.	6,117	734,468
Verisk Analytics, Inc.	10,642	1,877,462

Total Professional Services		3,889,458

Road & Rail - 1.3%
CSX Corp.	249,336	7,724,429
JB Hunt Transport Services, Inc.	7,778	1,356,172
Norfolk Southern Corp.	42,577	10,491,824
Old Dominion Freight Line, Inc.	5,329	1,512,264
Union Pacific Corp.	141,083	29,214,057

Total Road & Rail		50,298,746

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	55,326	9,075,124
Applied Materials, Inc.	52,510	5,113,424
Broadcom, Inc.	76,961	43,031,204
KLA Corp.	12,834	4,838,803
Lam Research Corp.	13,046	5,483,234
Microchip Technology, Inc.	56,657	3,980,154
Micron Technology, Inc.	60,936	3,045,581
Monolithic Power Systems, Inc.	2,891	1,022,287
NVIDIA Corp.	122,542	17,908,288
QUALCOMM, Inc.	168,786	18,556,333
Texas Instruments, Inc.	156,175	25,803,233

Total Semiconductors & Semiconductor Equipment		137,857,665

Software - 3.9%
Intuit, Inc.	15,144	5,894,348
Microsoft Corp.	493,585	118,371,555
Oracle Corp.	264,780	21,643,117
Roper Technologies, Inc.	5,373	2,321,619

Total Software		148,230,639

Specialty Retail - 2.1%
Best Buy Co., Inc.	56,954	4,568,281
Home Depot, Inc.	150,093	47,408,375
Lowe’s Cos., Inc.	76,792	15,300,038
Ross Stores, Inc.	20,990	2,436,309
TJX Cos., Inc.	106,622	8,487,111
Tractor Supply Co.	9,442	2,124,167

Total Specialty Retail		80,324,281

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	921,262	119,699,572
Hewlett Packard Enterprise Co.	249,211	3,977,407
HP, Inc.	223,203	5,997,465

Total Technology Hardware, Storage & Peripherals		129,674,444

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	97,379	11,394,317

Tobacco - 2.8%
Altria Group, Inc.	787,489	35,996,122
Philip Morris International, Inc.	670,925	67,904,319

Total Tobacco		103,900,441

Trading Companies & Distributors - 0.2%
Fastenal Co.	129,697	6,137,262
W.W. Grainger, Inc.	4,696	2,612,150

Total Trading Companies & Distributors		8,749,412

Water Utilities - 0.1%
American Water Works Co., Inc.	22,957	3,499,106

TOTAL COMMON STOCKS (Cost: $2,946,900,840)		3,760,338,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2022

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $2,485,421)	39,448	$2,392,521

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $2,154,870)	2,154,870	2,154,870

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,951,541,131)		3,764,885,786
Other Assets less Liabilities - 0.1%		5,417,546

NET ASSETS - 100.0%		$3,770,303,332

(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,027,495 and the total market value of the collateral held by the Fund was $6,263,267. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,108,397.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation /Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,685,016	$35,432,918	$33,536,334	$(1,043,849)	$(145,230)	$2,392,521	$122,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$3,760,338,395	$—	$—	$3,760,338,395
Exchange-Traded Fund	2,392,521	—	—	2,392,521
Investment of Cash Collateral for Securities Loaned	—	2,154,870	—	2,154,870

Total Investments in Securities	$3,762,730,916	$2,154,870	$—	$3,764,885,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.3%
Axon Enterprise, Inc.*	585	$97,069
General Dynamics Corp.	4,375	1,085,481
HEICO Corp.	940	144,422
Howmet Aerospace, Inc.	4,068	160,320
L3Harris Technologies, Inc.	3,469	722,280
Lockheed Martin Corp.	3,897	1,895,852
Northrop Grumman Corp.	2,289	1,248,901
Raytheon Technologies Corp.	21,896	2,209,744
Textron, Inc.	3,786	268,049
TransDigm Group, Inc.	514	323,640

Total Aerospace & Defense		8,155,758

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	3,380	309,473
Expeditors International of Washington, Inc.	4,487	466,289
FedEx Corp.	9,437	1,634,488
United Parcel Service, Inc., Class B	19,949	3,467,934

Total Air Freight & Logistics		5,878,184

Airlines - 0.1%
Delta Air Lines, Inc.*	11,055	363,267
Southwest Airlines Co.*	8,636	290,774

Total Airlines		654,041

Auto Components - 0.1%
BorgWarner, Inc.	7,652	307,993

Automobiles - 1.2%
Ford Motor Co.	150,963	1,755,700
General Motors Co.	81,106	2,728,406
Tesla, Inc.*	22,534	2,775,738

Total Automobiles		7,259,844

Banks - 6.3%
Bank of America Corp.	234,980	7,782,538
Citigroup, Inc.	93,355	4,222,447
Citizens Financial Group, Inc.	17,648	694,802
East West Bancorp, Inc.	5,648	372,203
Fifth Third Bancorp	25,644	841,380
First Citizens BancShares, Inc., Class A	409	310,169
First Republic Bank	4,444	541,679
Huntington Bancshares, Inc.	45,023	634,824
JPMorgan Chase & Co.	85,238	11,430,416
KeyCorp	20,699	360,576
M&T Bank Corp.	3,153	457,374
PNC Financial Services Group, Inc.	11,824	1,867,482
Regions Financial Corp.	31,164	671,896
SVB Financial Group*	2,549	586,627
Truist Financial Corp.	46,635	2,006,704
U.S. Bancorp	36,636	1,597,696
Wells Fargo & Co.	108,506	4,480,213

Total Banks		38,859,026

Beverages - 1.4%
Brown-Forman Corp., Class B	4,089	268,565
Coca-Cola Co.	52,096	3,313,827
Constellation Brands, Inc., Class A	2,816	652,608
Keurig Dr. Pepper, Inc.	19,342	689,736
Molson Coors Beverage Co., Class B	4,346	223,906
Monster Beverage Corp.*	4,283	434,853
PepsiCo, Inc.	16,156	2,918,743

Total Beverages		8,502,238

Biotechnology - 3.4%
AbbVie, Inc.	46,463	7,508,885
Amgen, Inc.	11,088	2,912,152
Biogen, Inc.*	2,712	751,007
BioMarin Pharmaceutical, Inc.*	1,110	114,874
Gilead Sciences, Inc.	28,890	2,480,207
Incyte Corp.*	3,085	247,787
Moderna, Inc.*	20,904	3,754,777
Neurocrine Biosciences, Inc.*	649	77,517
Regeneron Pharmaceuticals, Inc.*	2,684	1,936,479
Seagen, Inc.*	1,260	161,923
United Therapeutics Corp.*	836	232,483
Vertex Pharmaceuticals, Inc.*	3,835	1,107,471

Total Biotechnology		21,285,562

Building Products - 0.2%
Carlisle Cos., Inc.	1,216	286,551
Carrier Global Corp.	15,197	626,876
Masco Corp.	5,808	271,059

Total Building Products		1,184,486

Capital Markets - 3.5%
Ameriprise Financial, Inc.	2,674	832,603
Bank of New York Mellon Corp.	16,387	745,936
BlackRock, Inc.	2,582	1,829,683
Cboe Global Markets, Inc.	1,817	227,979
Charles Schwab Corp.	27,656	2,302,639
CME Group, Inc.	5,003	841,304
FactSet Research Systems, Inc.	374	150,053
Franklin Resources, Inc.	21,540	568,225
Goldman Sachs Group, Inc.	11,603	3,984,238
Intercontinental Exchange, Inc.	9,314	955,523
LPL Financial Holdings, Inc.	1,026	221,790
MarketAxess Holdings, Inc.	413	115,182
Moody’s Corp.	2,097	584,266
Morgan Stanley	43,697	3,715,119
Morningstar, Inc.	416	90,101
MSCI, Inc.	674	313,525
Nasdaq, Inc.	6,351	389,634
Northern Trust Corp.	5,885	520,764
Raymond James Financial, Inc.	4,277	456,997
S&P Global, Inc.	3,301	1,105,637
State Street Corp.	11,724	909,431
T. Rowe Price Group, Inc.	5,971	651,197

Total Capital Markets		21,511,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2022

Investments	Shares	Value
Chemicals - 1.5%
Air Products and Chemicals, Inc.	2,382	$734,275
Albemarle Corp.	2,010	435,889
Celanese Corp.	6,077	621,312
CF Industries Holdings, Inc.	10,010	852,852
Corteva, Inc.	9,575	562,819
Dow, Inc.	34,535	1,740,219
DuPont de Nemours, Inc.	7,845	538,402
Eastman Chemical Co.	4,539	369,656
Ecolab, Inc.	3,005	437,408
FMC Corp.	2,300	287,040
Mosaic Co.	19,860	871,258
PPG Industries, Inc.	3,577	449,772
RPM International, Inc.	1,688	164,496
Sherwin-Williams Co.	2,753	653,369
Westlake Corp.	6,984	716,139

Total Chemicals		9,434,906

Commercial Services & Supplies - 0.3%
Cintas Corp.	834	376,651
Copart, Inc.*	5,323	324,118
Republic Services, Inc.	3,474	448,111
Rollins, Inc.	3,664	133,883
Waste Management, Inc.	4,306	675,525

Total Commercial Services & Supplies		1,958,288

Communications Equipment - 0.9%
Arista Networks, Inc.*	3,174	385,165
Cisco Systems, Inc.	87,072	4,148,110
Juniper Networks, Inc.	6,981	223,113
Motorola Solutions, Inc.	2,238	576,755
Ubiquiti, Inc.(a)	565	154,544

Total Communications Equipment		5,487,687

Construction & Engineering - 0.1%
AECOM	1,582	134,359
Quanta Services, Inc.	1,664	237,120
WillScot Mobile Mini Holdings Corp.*	1,832	82,752

Total Construction & Engineering		454,231

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	733	247,732
Vulcan Materials Co.	1,379	241,477

Total Construction Materials		489,209

Consumer Finance - 1.1%
American Express Co.	15,285	2,258,359
Capital One Financial Corp.	23,288	2,164,853
Discover Financial Services	13,341	1,305,150
Synchrony Financial	23,919	785,978

Total Consumer Finance		6,514,340

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,301	235,481
International Paper Co.	12,912	447,142
Packaging Corp. of America	2,449	313,252

Total Containers & Packaging		995,875

Distributors - 0.2%
Genuine Parts Co.	2,240	388,662
LKQ Corp.	6,448	344,388
Pool Corp.	811	245,190

Total Distributors		978,240

Diversified Consumer Services - 0.0%
Service Corp. International	2,443	168,909

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	32,121	9,922,177
Equitable Holdings, Inc.	20,167	578,793

Total Diversified Financial Services		10,500,970

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	340,363	6,266,083
Verizon Communications, Inc.	188,950	7,444,630

Total Diversified Telecommunication Services		13,710,713

Electric Utilities - 1.8%
Alliant Energy Corp.	4,189	231,275
American Electric Power Co., Inc.	9,105	864,520
Avangrid, Inc.(a)	7,194	309,198
Constellation Energy Corp.	2,713	233,888
Duke Energy Corp.	12,193	1,255,757
Edison International	8,581	545,923
Entergy Corp.	3,811	428,738
Evergy, Inc.	4,693	295,330
Eversource Energy	4,714	395,222
Exelon Corp.	20,414	882,497
FirstEnergy Corp.	10,909	457,523
NextEra Energy, Inc.	20,278	1,695,241
NRG Energy, Inc.	12,934	411,560
PG&E Corp.*	48,378	786,626
PPL Corp.	11,250	328,725
Southern Co.	19,116	1,365,074
Xcel Energy, Inc.	7,803	547,068

Total Electric Utilities		11,034,165

Electrical Equipment - 0.3%
AMETEK, Inc.	2,868	400,717
Emerson Electric Co.	10,410	999,985
Hubbell, Inc.	622	145,971
Rockwell Automation, Inc.	1,408	362,658

Total Electrical Equipment		1,909,331

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	8,247	627,927
CDW Corp.	2,287	408,413
Corning, Inc.	16,956	541,575
Jabil, Inc.	4,957	338,067
Keysight Technologies, Inc.*	2,574	440,334
TD SYNNEX Corp.	3,688	349,291
Teledyne Technologies, Inc.*	551	220,350
Trimble, Inc.*	2,824	142,781

Total Electronic Equipment, Instruments & Components		3,068,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2022

Investments	Shares	Value
Energy Equipment & Services - 0.1%
Baker Hughes Co.	8,894	$262,640
Halliburton Co.	14,389	566,207

Total Energy Equipment & Services		828,847

Entertainment - 0.9%
Activision Blizzard, Inc.	10,099	773,078
Electronic Arts, Inc.	4,286	523,664
Liberty Media Corp. - Liberty Formula One, Class C*	1,622	96,963
Live Nation Entertainment, Inc.*	2,006	139,898
Netflix, Inc.*	7,260	2,140,829
Walt Disney Co.*	21,810	1,894,853

Total Entertainment		5,569,285

Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	519	75,603
American Homes 4 Rent, Class A	2,788	84,030
American Tower Corp.	4,325	916,294
AvalonBay Communities, Inc.	2,400	387,648
Boston Properties, Inc.	4,665	315,261
Camden Property Trust	1,843	206,195
Crown Castle, Inc.	3,844	521,400
Digital Realty Trust, Inc.	4,258	426,950
Equinix, Inc.	592	387,778
Equity LifeStyle Properties, Inc.	1,846	119,252
Equity Residential	6,314	372,526
Essex Property Trust, Inc.	730	154,702
Extra Space Storage, Inc.	1,942	285,823
Gaming and Leisure Properties, Inc.	3,323	173,095
Healthpeak Properties, Inc.	8,005	200,685
Host Hotels & Resorts, Inc.	14,010	224,860
Invitation Homes, Inc.	5,123	151,846
Iron Mountain, Inc.	2,898	144,465
Kimco Realty Corp.	4,151	87,918
Mid-America Apartment Communities, Inc.	1,303	204,558
Prologis, Inc.	11,744	1,323,901
Public Storage	4,723	1,323,337
Realty Income Corp.	4,293	272,305
Regency Centers Corp.	562	35,125
Rexford Industrial Realty, Inc.	1,601	87,479
SBA Communications Corp.	753	211,073
Simon Property Group, Inc.	5,332	626,403
Sun Communities, Inc.	1,077	154,011
UDR, Inc.	3,238	125,408
VICI Properties, Inc.	8,819	285,736
W.P. Carey, Inc.	1,645	128,557
Welltower, Inc.	3,229	211,661
Weyerhaeuser Co.	25,302	784,362

Total Equity Real Estate Investment Trusts (REITs)		11,010,247

Food & Staples Retailing - 1.6%
Albertsons Cos., Inc., Class A	25,061	519,765
BJ’s Wholesale Club Holdings, Inc.*	2,190	144,890
Costco Wholesale Corp.	3,856	1,760,264
Kroger Co.	20,068	894,632
Sysco Corp.	6,543	500,212
Walgreens Boots Alliance, Inc.	31,232	1,166,828
Walmart, Inc.	35,658	5,055,948

Total Food & Staples Retailing		10,042,539

Food Products - 1.3%
Archer-Daniels-Midland Co.	14,671	1,362,202
Campbell Soup Co.	5,160	292,830
Conagra Brands, Inc.	9,503	367,766
Darling Ingredients, Inc.*	3,780	236,590
General Mills, Inc.	9,669	810,746
Hershey Co.	2,342	542,337
Hormel Foods Corp.	6,126	279,039
J.M. Smucker Co.	1,976	313,117
Kellogg Co.	6,224	443,398
Kraft Heinz Co.	27,166	1,105,928
Lamb Weston Holdings, Inc.	1,410	125,998
McCormick & Co., Inc., Non-Voting Shares	2,325	192,719
Mondelez International, Inc., Class A	19,884	1,325,269
Tyson Foods, Inc., Class A	15,209	946,760

Total Food Products		8,344,699

Gas Utilities - 0.0%
Atmos Energy Corp.	2,147	240,614

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	30,510	3,349,693
Align Technology, Inc.*	1,287	271,428
Becton Dickinson and Co.	4,460	1,134,178
Boston Scientific Corp.*	17,610	814,815
Cooper Cos., Inc.	438	144,833
Dexcom, Inc.*	2,348	265,888
Edwards Lifesciences Corp.*	6,660	496,903
Hologic, Inc.*	6,550	490,006
IDEXX Laboratories, Inc.*	666	271,701
Insulet Corp.*	537	158,087
Intuitive Surgical, Inc.*	2,114	560,950
ResMed, Inc.	1,346	280,143
Stryker Corp.	4,434	1,084,069
Teleflex, Inc.	975	243,389
Zimmer Biomet Holdings, Inc.	3,838	489,345

Total Health Care Equipment & Supplies		10,055,428

Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	4,453	737,907
Cardinal Health, Inc.	5,689	437,313
Centene Corp.*	12,398	1,016,760
Cigna Corp.	7,075	2,344,231
CVS Health Corp.	35,783	3,334,618
Elevance Health, Inc.	4,292	2,201,667
HCA Healthcare, Inc.	6,900	1,655,724
Henry Schein, Inc.*	2,489	198,796
Humana, Inc.	1,791	917,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2022

Investments	Shares	Value
Laboratory Corp. of America Holdings	2,597	$611,542
McKesson Corp.	3,053	1,145,241
Molina Healthcare, Inc.*	858	283,329
Quest Diagnostics, Inc.	3,008	470,572
UnitedHealth Group, Inc.	12,023	6,374,354

Total Health Care Providers & Services		21,729,386

Health Care Technology - 0.0%
Veeva Systems, Inc., Class A*	1,428	230,451

Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc., Class A*	5,420	463,410
Aramark	2,514	103,929
Booking Holdings, Inc.*	586	1,180,954
Chipotle Mexican Grill, Inc.*	207	287,210
Darden Restaurants, Inc.	2,105	291,185
Domino’s Pizza, Inc.	437	151,377
Expedia Group, Inc.*	3,816	334,282
Hilton Worldwide Holdings, Inc.	2,674	337,887
Marriott International, Inc., Class A	3,931	585,286
McDonald’s Corp.	8,487	2,236,579
Starbucks Corp.	9,964	988,429
Vail Resorts, Inc.	541	128,947
Yum! Brands, Inc.	3,062	392,181

Total Hotels, Restaurants & Leisure		7,481,656

Household Durables - 0.7%
D.R. Horton, Inc.	19,005	1,694,106
Lennar Corp., Class A	15,458	1,398,949
NVR, Inc.*	104	479,708
PulteGroup, Inc.	12,794	582,511

Total Household Durables		4,155,274

Household Products - 1.0%
Church & Dwight Co., Inc.	3,058	246,505
Clorox Co.	779	109,317
Colgate-Palmolive Co.	9,676	762,372
Kimberly-Clark Corp.	4,266	579,110
Procter & Gamble Co.	30,656	4,646,223

Total Household Products		6,343,527

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	13,012	374,225

Industrial Conglomerates - 0.7%
3M Co.	15,273	1,831,538
General Electric Co.	9,795	820,723
Honeywell International, Inc.	8,555	1,833,337

Total Industrial Conglomerates		4,485,598

Insurance - 2.2%
Aflac, Inc.	17,258	1,241,541
Allstate Corp.	2,552	346,051
American Financial Group, Inc.	2,319	318,352
American International Group, Inc.	20,886	1,320,831
Arthur J Gallagher & Co.	2,158	406,869
Brown & Brown, Inc.	3,225	183,728
Cincinnati Financial Corp.	1,962	200,889
CNA Financial Corp.	6,605	279,259
Erie Indemnity Co., Class A	333	82,824
Fidelity National Financial, Inc.	15,359	577,806
Globe Life, Inc.	1,782	214,820
Hartford Financial Services Group, Inc.	10,523	797,959
Loews Corp.	5,341	311,541
Markel Corp.*	318	418,962
Marsh & McLennan Cos., Inc.	6,162	1,019,688
MetLife, Inc.	27,921	2,020,643
Principal Financial Group, Inc.	6,788	569,649
Progressive Corp.	5,648	732,602
Prudential Financial, Inc.	11,640	1,157,714
Travelers Cos., Inc.	6,108	1,145,189
W.R. Berkley Corp.	4,286	311,035

Total Insurance		13,657,952

Interactive Media & Services - 6.7%
Alphabet, Inc., Class A*	302,679	26,705,368
Match Group, Inc.*	1,491	61,862
Meta Platforms, Inc., Class A*	118,686	14,282,673
Pinterest, Inc., Class A*	7,979	193,730
Snap, Inc., Class A*	5,894	52,751
ZoomInfo Technologies, Inc.*	4,590	138,205

Total Interactive Media & Services		41,434,589

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	66,980	5,626,320
eBay, Inc.	17,700	734,019

Total Internet & Direct Marketing Retail		6,360,339

IT Services - 2.9%
Akamai Technologies, Inc.*	2,102	177,199
Automatic Data Processing, Inc.	3,767	899,786
Broadridge Financial Solutions, Inc.	1,699	227,887
Cognizant Technology Solutions Corp., Class A	13,138	751,362
EPAM Systems, Inc.*	538	176,324
Fidelity National Information Services, Inc.	18,525	1,256,921
Fiserv, Inc.*	12,034	1,216,276
FleetCor Technologies, Inc.*	1,559	286,357
Gartner, Inc.*	920	309,249
Global Payments, Inc.	8,136	808,067
GoDaddy, Inc., Class A*	1,701	127,269
International Business Machines Corp.	17,581	2,476,987
Jack Henry & Associates, Inc.	726	127,456
MasterCard, Inc., Class A	9,131	3,175,123
MongoDB, Inc.*	511	100,585
Paychex, Inc.	3,821	441,555
SS&C Technologies Holdings, Inc.	3,416	177,837
VeriSign, Inc.*	1,029	211,398
Visa, Inc., Class A	24,095	5,005,977

Total IT Services		17,953,615

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	3,263	488,308
Avantor, Inc.*	14,835	312,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2022

Investments	Shares	Value
Bruker Corp.	1,818	$124,260
Charles River Laboratories International, Inc.*	894	194,803
Danaher Corp.	9,495	2,520,163
IQVIA Holdings, Inc.*	2,918	597,869
Mettler-Toledo International, Inc.*	197	284,754
PerkinElmer, Inc.	1,860	260,809
Repligen Corp.*	346	58,581
Thermo Fisher Scientific, Inc.	5,331	2,935,728
Waters Corp.*	609	208,631
West Pharmaceutical Services, Inc.	1,045	245,941

Total Life Sciences Tools & Services		8,232,717

Machinery - 1.7%
AGCO Corp.	1,930	267,672
Caterpillar, Inc.	9,330	2,235,095
Cummins, Inc.	3,041	736,804
Deere & Co.	5,242	2,247,560
Dover Corp.	2,931	396,887
Fortive Corp.	5,567	357,680
Graco, Inc.	2,028	136,403
IDEX Corp.	748	170,791
Illinois Tool Works, Inc.	3,602	793,520
Ingersoll Rand, Inc.	6,100	318,725
Nordson Corp.	714	169,732
Otis Worldwide Corp.	5,448	426,633
PACCAR, Inc.	7,825	774,440
Parker-Hannifin Corp.	2,786	810,726
Snap-on, Inc.	1,043	238,315
Toro Co.	1,075	121,690
Westinghouse Air Brake Technologies Corp.	3,089	308,313
Xylem, Inc.	1,629	180,118

Total Machinery		10,691,104

Media - 1.5%
Charter Communications, Inc., Class A*	4,417	1,497,805
Comcast Corp., Class A	147,615	5,162,096
Fox Corp., Class A	16,729	508,060
Interpublic Group of Cos., Inc.	9,236	307,651
Liberty Broadband Corp., Class C*	6,606	503,840
News Corp., Class A	11,852	215,706
Omnicom Group, Inc.	5,715	466,173
Paramount Global, Class B	21,068	355,628
Sirius XM Holdings, Inc.	55,907	326,497
Trade Desk, Inc., Class A*	4,239	190,034

Total Media		9,533,490

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	34,037	1,293,406
Nucor Corp.	14,077	1,855,490
Reliance Steel & Aluminum Co.	2,812	569,261
Southern Copper Corp.	13,571	819,553
Steel Dynamics, Inc.	9,769	954,431

Total Metals & Mining		5,492,141

Multi-Utilities - 0.8%
Ameren Corp.	3,550	315,666
CenterPoint Energy, Inc.	10,337	310,007
CMS Energy Corp.	3,285	208,039
Consolidated Edison, Inc.	5,748	547,842
Dominion Energy, Inc.	17,804	1,091,741
DTE Energy Co.	2,980	350,239
NiSource, Inc.	6,599	180,944
Public Service Enterprise Group, Inc.	8,177	501,005
Sempra Energy	5,790	894,787
WEC Energy Group, Inc.	4,493	421,264

Total Multi-Utilities		4,821,534

Multiline Retail - 0.4%
Dollar General Corp.	3,049	750,816
Dollar Tree, Inc.*	3,594	508,335
Target Corp.	6,686	996,482

Total Multiline Retail		2,255,633

Oil, Gas & Consumable Fuels - 9.8%
Antero Resources Corp.*	15,533	481,368
APA Corp.	17,012	794,120
Chesapeake Energy Corp.(a)	6,712	633,411
Chevron Corp.	60,594	10,876,017
ConocoPhillips	44,473	5,247,814
Coterra Energy, Inc.	43,344	1,064,962
Devon Energy Corp.	25,237	1,552,328
Diamondback Energy, Inc.	8,842	1,209,409
EOG Resources, Inc.	18,907	2,448,835
EQT Corp.	10,274	347,569
Exxon Mobil Corp.	158,660	17,500,198
Hess Corp.	4,279	606,848
HF Sinclair Corp.	12,624	655,059
Kinder Morgan, Inc.	44,270	800,402
Marathon Oil Corp.	33,349	902,757
Marathon Petroleum Corp.	27,619	3,214,575
New Fortress Energy, Inc.	2,199	93,282
Occidental Petroleum Corp.	44,140	2,780,379
ONEOK, Inc.	8,256	542,419
Ovintiv, Inc.	11,488	582,556
Phillips 66	25,135	2,616,051
Pioneer Natural Resources Co.	10,261	2,343,510
Targa Resources Corp.	1,695	124,583
Valero Energy Corp.	23,205	2,943,786
Williams Cos., Inc.	18,938	623,060

Total Oil, Gas & Consumable Fuels		60,985,298

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	3,476	862,430

Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	65,645	4,723,158
Eli Lilly & Co.	6,702	2,451,860
Johnson & Johnson	46,379	8,192,850
Merck & Co., Inc.	55,514	6,159,278
Pfizer, Inc.	234,500	12,015,780
Zoetis, Inc.	4,669	684,242

Total Pharmaceuticals		34,227,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2022

Investments	Shares	Value
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,688	$176,430
CoStar Group, Inc.*	2,738	211,592
Equifax, Inc.	1,725	335,271
Jacobs Solutions, Inc.	2,338	280,724
Leidos Holdings, Inc.	2,690	282,961
Verisk Analytics, Inc.	1,727	304,677

Total Professional Services		1,591,655

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	8,665	666,858

Road & Rail - 0.9%
CSX Corp.	41,797	1,294,871
JB Hunt Transport Services, Inc.	1,736	302,689
Norfolk Southern Corp.	4,219	1,039,646
Old Dominion Freight Line, Inc.	1,450	411,481
Union Pacific Corp.	10,905	2,258,098

Total Road & Rail		5,306,785

Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	9,742	1,597,980
Applied Materials, Inc.	21,012	2,046,149
Broadcom, Inc.	9,072	5,072,427
Enphase Energy, Inc.*	883	233,960
First Solar, Inc.*	763	114,290
KLA Corp.	2,937	1,107,337
Lam Research Corp.	3,514	1,476,934
Lattice Semiconductor Corp.*	1,539	99,850
Microchip Technology, Inc.	13,268	932,077
Micron Technology, Inc.	55,634	2,780,587
Monolithic Power Systems, Inc.	419	148,163
NVIDIA Corp.	17,127	2,502,940
ON Semiconductor Corp.*	10,299	642,349
Qorvo, Inc.*	1,593	144,389
QUALCOMM, Inc.	42,650	4,688,941
Skyworks Solutions, Inc.	6,946	632,989
Teradyne, Inc.	2,057	179,679
Texas Instruments, Inc.	16,118	2,663,016

Total Semiconductors & Semiconductor Equipment		27,064,057

Software - 6.7%
Adobe, Inc.*	6,132	2,063,602
ANSYS, Inc.*	685	165,489
Atlassian Corp. Ltd., Class A*	1,316	169,343
Autodesk, Inc.*	1,561	291,704
Bentley Systems, Inc., Class B	2,014	74,437
Bill.com Holdings, Inc.*	1,096	119,420
Black Knight, Inc.*	2,352	145,236
Cadence Design Systems, Inc.*	2,356	378,468
Ceridian HCM Holding, Inc.*	999	64,086
Crowdstrike Holdings, Inc., Class A*	1,759	185,205
Datadog, Inc., Class A*	2,771	203,669
Dynatrace, Inc.*	2,156	82,575
Fair Isaac Corp.*	255	152,638
Fortinet, Inc.*	5,298	259,019
Gen Digital, Inc.	14,669	314,357
HubSpot, Inc.*	523	151,215
Intuit, Inc.	2,866	1,115,505
Microsoft Corp.	107,028	25,667,455
Oracle Corp.	53,527	4,375,297
Palo Alto Networks, Inc.*	2,046	285,499
Paycom Software, Inc.*	253	78,508
Paylocity Holding Corp.*	486	94,410
PTC, Inc.*	1,552	186,302
Roper Technologies, Inc.	1,139	492,151
Salesforce, Inc.*	15,378	2,038,969
ServiceNow, Inc.*	1,450	562,991
Splunk, Inc.*	1,347	115,963
Synopsys, Inc.*	1,343	428,806
Tyler Technologies, Inc.*	254	81,892
VMware, Inc., Class A*	7,299	896,025
Workday, Inc., Class A*	714	119,474
Zoom Video Communications, Inc., Class A*	6,313	427,643

Total Software		41,787,353

Specialty Retail - 2.0%
AutoZone, Inc.*	315	776,847
Bath & Body Works, Inc.	7,049	297,045
Best Buy Co., Inc.	5,984	479,977
Burlington Stores, Inc.*	625	126,725
Home Depot, Inc.	16,522	5,218,639
Lowe’s Cos., Inc.	13,308	2,651,486
O’Reilly Automotive, Inc.*	839	708,141
Ross Stores, Inc.	4,042	469,155
TJX Cos., Inc.	14,586	1,161,046
Tractor Supply Co.	1,488	334,755
Ulta Beauty, Inc.*	779	365,405

Total Specialty Retail		12,589,221

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	218,643	28,408,285
Hewlett Packard Enterprise Co.	55,767	890,041
HP, Inc.	44,131	1,185,800
NetApp, Inc.	5,943	356,937

Total Technology Hardware, Storage & Peripherals		30,841,063

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	393	156,870
NIKE, Inc., Class B	16,826	1,968,810

Total Textiles, Apparel & Luxury Goods		2,125,680

Tobacco - 0.9%
Altria Group, Inc.	57,305	2,619,412
Philip Morris International, Inc.	26,788	2,711,213

Total Tobacco		5,330,625

Trading Companies & Distributors - 0.3%
Fastenal Co.	7,129	337,344
United Rentals, Inc.*	2,022	718,659
W.W. Grainger, Inc.	738	410,513
Watsco, Inc.	612	152,633

Total Trading Companies & Distributors		1,619,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2022

Investments	Shares	Value
Water Utilities - 0.1%
American Water Works Co., Inc.	2,053	$312,918
Essential Utilities, Inc.	2,579	123,096

Total Water Utilities		436,014

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	7,874	1,102,360

TOTAL COMMON STOCKS (Cost: $603,195,876)		618,165,166

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $536,337)	6,578	566,103

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $157,217)	157,217	157,217

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $603,889,430)		618,888,486
Other Assets less Liabilities - 0.1%		710,460

NET ASSETS - 100.0%		$619,598,946

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,093,405 and the total market value of the collateral held by the Fund was $1,124,067. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $966,849.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree U.S. High Dividend Fund	$396,757	$1,740,368	$1,496,708	$(29,877)	$(44,437)	$566,103	$20,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$618,165,166	$—	$—	$618,165,166
Exchange-Traded Fund	566,103	—	—	566,103
Investment of Cash Collateral for Securities Loaned	—	157,217	—	157,217

Total Investments in Securities	$618,731,269	$157,217	$—	$618,888,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.2%

Aerospace & Defense - 1.3%
BWX Technologies, Inc.	111,680	$6,486,374
Curtiss-Wright Corp.	17,958	2,998,806
Hexcel Corp.	45,995	2,706,806
Howmet Aerospace, Inc.	196,423	7,741,031
Huntington Ingalls Industries, Inc.	45,744	10,552,226
Textron, Inc.	104,102	7,370,422
Woodward, Inc.	35,602	3,439,509

Total Aerospace & Defense		41,295,174

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	222,881	20,406,984

Auto Components - 0.7%
BorgWarner, Inc.	209,553	8,434,508
Gentex Corp.	231,470	6,312,187
Lear Corp.	71,928	8,920,511

Total Auto Components		23,667,206

Automobiles - 0.4%
Harley-Davidson, Inc.	121,000	5,033,600
Thor Industries, Inc.	94,256	7,115,385

Total Automobiles		12,148,985

Banks - 9.6%
Ameris Bancorp	78,280	3,690,119
Associated Banc-Corp.	292,563	6,755,280
Bank OZK	289,966	11,616,038
BOK Financial Corp.	78,063	8,102,159
Cadence Bank	323,809	7,985,130
Comerica, Inc.	264,386	17,674,204
Commerce Bancshares, Inc.	156,949	10,683,518
Cullen/Frost Bankers, Inc.	122,190	16,336,803
CVB Financial Corp.	300,531	7,738,673
East West Bancorp, Inc.	266,019	17,530,652
First Citizens BancShares, Inc., Class A	7,266	5,510,244
First Financial Bankshares, Inc.	223,448	7,686,611
First Interstate BancSystem, Inc., Class A	240,561	9,297,683
FNB Corp.	967,505	12,625,940
Glacier Bancorp, Inc.	154,783	7,649,376
Hancock Whitney Corp.	149,117	7,215,772
Home BancShares, Inc.	310,624	7,079,121
Independent Bank Corp.	59,277	5,004,757
Old National Bancorp	463,662	8,336,643
Pinnacle Financial Partners, Inc.	58,245	4,275,183
Prosperity Bancshares, Inc.	152,930	11,114,952
ServisFirst Bancshares, Inc.	64,289	4,430,155
Signature Bank	62,801	7,235,931
SouthState Corp.	101,816	7,774,670
Synovus Financial Corp.	273,172	10,257,609
UMB Financial Corp.	78,051	6,518,819
Umpqua Holdings Corp.	753,357	13,447,422
United Bankshares, Inc.	267,208	10,819,252
United Community Banks, Inc.	144,325	4,878,185
Valley National Bancorp	988,360	11,178,352
Webster Financial Corp.	284,866	13,485,556
Western Alliance Bancorp	138,898	8,272,765
Wintrust Financial Corp.	61,846	5,227,224
Zions Bancorp NA	263,407	12,949,088

Total Banks		310,383,886

Beverages - 0.5%
Coca-Cola Consolidated, Inc.	4,234	2,169,332
Molson Coors Beverage Co., Class B	278,892	14,368,516

Total Beverages		16,537,848

Building Products - 2.2%
A.O. Smith Corp.	139,854	8,005,243
AAON, Inc.	32,404	2,440,669
Advanced Drainage Systems, Inc.	44,539	3,650,862
Carlisle Cos., Inc.	47,257	11,136,112
Fortune Brands Innovations, Inc.	130,471	7,451,199
Lennox International, Inc.	31,903	7,632,155
Masco Corp.	261,515	12,204,905
Owens Corning	83,219	7,098,581
Simpson Manufacturing Co., Inc.	36,385	3,225,894
UFP Industries, Inc.	68,353	5,416,975
Zurn Elkay Water Solutions Corp.	148,435	3,139,400

Total Building Products		71,401,995

Capital Markets - 4.9%
Affiliated Managers Group, Inc.	18,370	2,910,359
Ares Management Corp., Class A	288,056	19,714,553
Blue Owl Capital, Inc.(a)	1,019,766	10,809,520
Carlyle Group, Inc.	751,880	22,436,099
Cboe Global Markets, Inc.	125,815	15,786,008
Evercore, Inc., Class A	60,666	6,617,447
Franklin Resources, Inc.	1,042,864	27,510,752
Houlihan Lokey, Inc.	88,639	7,725,775
Interactive Brokers Group, Inc., Class A	52,622	3,807,202
Jefferies Financial Group, Inc.	399,118	13,681,765
MarketAxess Holdings, Inc.	21,845	6,092,352
Morningstar, Inc.	20,797	4,504,422
SEI Investments Co.	104,593	6,097,772
Stifel Financial Corp.	116,378	6,792,984
Tradeweb Markets, Inc., Class A	53,433	3,469,405

Total Capital Markets		157,956,415

Chemicals - 3.3%
Ashland, Inc.	41,298	4,440,774
Balchem Corp.	17,679	2,158,783
Cabot Corp.	67,838	4,534,292
Celanese Corp.	141,515	14,468,494
Chemours Co.	274,441	8,403,383
Eastman Chemical Co.	212,359	17,294,517
Element Solutions, Inc.	256,754	4,670,355
H.B. Fuller Co.	48,768	3,492,764
Huntsman Corp.	447,131	12,287,160
Olin Corp.	161,465	8,547,957
RPM International, Inc.	111,792	10,894,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2022

Investments	Shares	Value
Valvoline, Inc.	164,050	$5,356,233
Westlake Corp.	92,736	9,509,149

Total Chemicals		106,057,991

Commercial Services & Supplies - 0.3%
MSA Safety, Inc.	33,852	4,881,120
Tetra Tech, Inc.	30,478	4,425,101

Total Commercial Services & Supplies		9,306,221

Communications Equipment - 0.4%
Juniper Networks, Inc.	435,897	13,931,268

Construction & Engineering - 0.9%
AECOM	94,593	8,033,783
Comfort Systems USA, Inc.	21,058	2,423,355
EMCOR Group, Inc.	23,944	3,546,346
MDU Resources Group, Inc.	328,959	9,980,616
Valmont Industries, Inc.	13,996	4,628,057

Total Construction & Engineering		28,612,157

Construction Materials - 0.1%
Eagle Materials, Inc.	29,329	3,896,358

Consumer Finance - 1.3%
Ally Financial, Inc.	715,908	17,503,951
FirstCash Holdings, Inc.	44,209	3,842,204
OneMain Holdings, Inc.	393,132	13,095,227
SLM Corp.	385,902	6,405,973

Total Consumer Finance		40,847,355

Containers & Packaging - 3.9%
AptarGroup, Inc.	54,720	6,018,106
Berry Global Group, Inc.	115,782	6,996,706
Graphic Packaging Holding Co.	437,857	9,742,318
International Paper Co.	865,014	29,955,435
Packaging Corp. of America	245,988	31,464,325
Sealed Air Corp.	124,816	6,225,822
Silgan Holdings, Inc.	115,828	6,004,524
Sonoco Products Co.	239,248	14,524,746
Westrock Co.	394,794	13,880,957

Total Containers & Packaging		124,812,939

Distributors - 0.7%
LKQ Corp.	277,282	14,809,631
Pool Corp.	26,396	7,980,303

Total Distributors		22,789,934

Diversified Consumer Services - 0.9%
ADT, Inc.	739,150	6,704,091
H&R Block, Inc.	331,148	12,090,213
Service Corp. International	133,985	9,263,723

Total Diversified Consumer Services		28,058,027

Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	475,956	13,659,937
Voya Financial, Inc.	78,578	4,831,761

Total Diversified Financial Services		18,491,698

Electric Utilities - 4.8%
ALLETE, Inc.	120,369	7,765,004
Alliant Energy Corp.	386,666	21,347,830
Evergy, Inc.	466,806	29,376,102
Hawaiian Electric Industries, Inc.	214,550	8,978,917
IDACORP, Inc.	85,564	9,228,077
NRG Energy, Inc.	400,216	12,734,873
OGE Energy Corp.	627,136	24,803,229
Pinnacle West Capital Corp.	245,121	18,639,001
PNM Resources, Inc.	137,426	6,705,015
Portland General Electric Co.	281,838	13,810,062

Total Electric Utilities		153,388,110

Electrical Equipment - 0.9%
Acuity Brands, Inc.	16,626	2,753,432
Hubbell, Inc.	73,469	17,241,705
Regal Rexnord Corp.	47,589	5,709,728
Vertiv Holdings Co.	180,927	2,471,463

Total Electrical Equipment		28,176,328

Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc.	191,257	7,952,466
Cognex Corp.	86,007	4,051,790
Jabil, Inc.	68,066	4,642,101
Littelfuse, Inc.	22,806	5,021,881
National Instruments Corp.	201,418	7,432,324
TD SYNNEX Corp.	66,391	6,287,892

Total Electronic Equipment, Instruments & Components		35,388,454

Energy Equipment & Services - 0.6%
ChampionX Corp.	136,425	3,954,961
Helmerich & Payne, Inc.	127,283	6,309,418
NOV, Inc.	253,173	5,288,784
Patterson-UTI Energy, Inc.	270,229	4,550,656

Total Energy Equipment & Services		20,103,819

Entertainment - 0.2%
Warner Music Group Corp., Class A	158,328	5,544,647

Equity Real Estate Investment Trusts (REITs) - 10.0%
Agree Realty Corp.	48,448	3,436,417
American Homes 4 Rent, Class A	180,674	5,445,514
Americold Realty Trust, Inc.	135,939	3,848,433
Apartment Income REIT Corp.	224,989	7,719,373
Apple Hospitality REIT, Inc.	283,056	4,466,624
Brixmor Property Group, Inc.	493,597	11,189,844
Camden Property Trust	68,572	7,671,835
Cousins Properties, Inc.	60,480	1,529,539
CubeSmart	383,439	15,433,420
EastGroup Properties, Inc.	30,999	4,589,712
Equity LifeStyle Properties, Inc.	95,258	6,153,667
Essex Property Trust, Inc.	74,028	15,688,014
Federal Realty Investment Trust	127,746	12,907,456
First Industrial Realty Trust, Inc.	71,082	3,430,417
Gaming and Leisure Properties, Inc.	439,085	22,871,938
Healthpeak Properties, Inc.	735,092	18,428,756
Host Hotels & Resorts, Inc.	379,919	6,097,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2022

Investments	Shares	Value
Independence Realty Trust, Inc.	116,059	$1,956,755
Kilroy Realty Corp.	56,708	2,192,898
Kimco Realty Corp.	717,327	15,192,986
Kite Realty Group Trust	120,153	2,529,221
Lamar Advertising Co., Class A	192,561	18,177,758
Life Storage, Inc.	142,147	14,001,480
National Retail Properties, Inc.	363,071	16,614,129
National Storage Affiliates Trust	30,965	1,118,456
Omega Healthcare Investors, Inc.	740,671	20,701,754
Phillips Edison & Co., Inc.	56,260	1,791,318
PotlatchDeltic Corp.	39,741	1,748,207
Rayonier, Inc.	79,495	2,620,155
Regency Centers Corp.	155,694	9,730,875
Rexford Industrial Realty, Inc.	100,058	5,467,169
Ryman Hospitality Properties, Inc.	28,757	2,351,747
Spirit Realty Capital, Inc.	367,742	14,683,938
STAG Industrial, Inc.	103,342	3,338,980
STORE Capital Corp.	682,477	21,880,213
Terreno Realty Corp.	44,129	2,509,616
UDR, Inc.	303,976	11,772,990

Total Equity Real Estate Investment Trusts (REITs)		321,289,304

Food & Staples Retailing - 0.6%
Albertsons Cos., Inc., Class A	630,992	13,086,774
Casey’s General Stores, Inc.	22,322	5,007,941

Total Food & Staples Retailing		18,094,715

Food Products - 1.2%
Flowers Foods, Inc.	470,584	13,524,584
Ingredion, Inc.	101,607	9,950,373
Lamb Weston Holdings, Inc.	88,010	7,864,574
Lancaster Colony Corp.	28,127	5,549,457
Seaboard Corp.	474	1,789,450

Total Food Products		38,678,438

Gas Utilities - 2.3%
National Fuel Gas Co.	217,386	13,760,534
New Jersey Resources Corp.	227,781	11,302,493
ONE Gas, Inc.	137,530	10,413,771
South Jersey Industries, Inc.	240,737	8,553,386
Southwest Gas Holdings, Inc.*	128,036	7,922,868
Spire, Inc.	115,945	7,983,973
UGI Corp.	398,618	14,776,769

Total Gas Utilities		74,713,794

Health Care Equipment & Supplies - 0.6%
Cooper Cos., Inc.	23,684	7,831,588
Dentsply Sirona, Inc.	206,967	6,589,829
Teleflex, Inc.	23,187	5,788,171

Total Health Care Equipment & Supplies		20,209,588

Health Care Providers & Services - 0.7%
Chemed Corp.	7,139	3,643,960
Encompass Health Corp.	75,982	4,544,483
Ensign Group, Inc.	26,941	2,548,888
Premier, Inc., Class A	247,400	8,654,052
Universal Health Services, Inc., Class B	33,243	4,683,606

Total Health Care Providers & Services		24,074,989

Hotels, Restaurants & Leisure - 2.6%
Aramark	166,065	6,865,127
Boyd Gaming Corp.	95,662	5,216,449
Choice Hotels International, Inc.	40,696	4,583,997
Churchill Downs, Inc.	18,697	3,953,107
Domino’s Pizza, Inc.	31,629	10,956,286
Marriott Vacations Worldwide Corp.	40,539	5,456,144
MGM Resorts International	185,863	6,231,986
Texas Roadhouse, Inc.	100,334	9,125,377
Vail Resorts, Inc.	62,010	14,780,084
Wendy’s Co.	273,684	6,193,469
Wingstop, Inc.	16,128	2,219,535
Wyndham Hotels & Resorts, Inc.	128,309	9,149,715

Total Hotels, Restaurants & Leisure		84,731,276

Household Durables - 0.9%
Leggett & Platt, Inc.	340,571	10,976,603
PulteGroup, Inc.	174,043	7,924,178
Tempur Sealy International, Inc.	142,911	4,906,135
Toll Brothers, Inc.	118,039	5,892,507

Total Household Durables		29,699,423

Household Products - 0.3%
Reynolds Consumer Products, Inc.(a)	331,794	9,947,184

Independent Power & Renewable Electricity Producers - 1.1%
Clearway Energy, Inc., Class C	372,387	11,867,974
Ormat Technologies, Inc.(a)	29,540	2,554,619
Vistra Corp.	956,256	22,185,139

Total Independent Power & Renewable Electricity Producers		36,607,732

Insurance - 5.9%
American Financial Group, Inc.	85,139	11,687,882
Assurant, Inc.	62,738	7,846,014
CNA Financial Corp.	523,053	22,114,681
Erie Indemnity Co., Class A	39,411	9,802,304
Fidelity National Financial, Inc.	640,679	24,102,344
First American Financial Corp.	218,011	11,410,696
Globe Life, Inc.	56,957	6,866,166
Hanover Insurance Group, Inc.	62,441	8,437,652
Kemper Corp.	86,763	4,268,740
Kinsale Capital Group, Inc.	11,709	3,062,138
Loews Corp.	116,731	6,808,919
Old Republic International Corp.	876,837	21,175,614
Primerica, Inc.	48,492	6,877,136
Reinsurance Group of America, Inc.	115,792	16,452,885
RLI Corp.	36,068	4,734,646
Selective Insurance Group, Inc.	70,066	6,208,548
Unum Group	468,609	19,227,027

Total Insurance		191,083,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2022

Investments	Shares	Value
IT Services - 0.9%
Concentrix Corp.	33,632	$4,478,437
Jack Henry & Associates, Inc.	59,081	10,372,260
Maximus, Inc.	60,875	4,463,964
SS&C Technologies Holdings, Inc.	200,699	10,448,390

Total IT Services		29,763,051

Leisure Products - 1.0%
Brunswick Corp.	85,932	6,193,978
Hasbro, Inc.	304,081	18,551,982
Polaris, Inc.(a)	75,876	7,663,476

Total Leisure Products		32,409,436

Life Sciences Tools & Services - 0.2%
Azenta, Inc.*(a)	45,496	2,648,777
Bruker Corp.	72,576	4,960,570

Total Life Sciences Tools & Services		7,609,347

Machinery - 4.1%
AGCO Corp.	38,493	5,338,594
Allison Transmission Holdings, Inc.	149,482	6,218,451
Crane Holdings Co.	59,713	5,998,171
Donaldson Co., Inc.	164,692	9,695,418
Flowserve Corp.	193,745	5,944,097
Franklin Electric Co., Inc.	46,690	3,723,528
Graco, Inc.	161,800	10,882,668
ITT, Inc.	88,213	7,154,074
Lincoln Electric Holdings, Inc.	82,447	11,912,767
Mueller Industries, Inc.	76,854	4,534,386
Nordson Corp.	48,438	11,514,681
Oshkosh Corp.	66,104	5,829,712
Snap-on, Inc.	104,572	23,893,656
Timken Co.	106,243	7,508,193
Toro Co.	93,201	10,550,353
Watts Water Technologies, Inc., Class A	22,578	3,301,581

Total Machinery		134,000,330

Media - 2.5%
Cable One, Inc.	6,013	4,280,414
Interpublic Group of Cos., Inc.	676,028	22,518,493
New York Times Co., Class A	115,313	3,743,060
News Corp., Class A	357,145	6,500,039
Nexstar Media Group, Inc., Class A	60,470	10,584,064
Paramount Global, Class B	1,543,972	26,062,247
TEGNA, Inc.	361,494	7,660,058

Total Media		81,348,375

Metals & Mining - 1.2%
Alcoa Corp.	102,286	4,650,944
Commercial Metals Co.	126,640	6,116,712
Reliance Steel & Aluminum Co.	76,749	15,537,067
Royal Gold, Inc.	73,469	8,281,426
United States Steel Corp.	131,374	3,290,919

Total Metals & Mining		37,877,068

Multi-Utilities - 0.9%
Black Hills Corp.	132,358	9,310,062
NiSource, Inc.	710,791	19,489,889

Total Multi-Utilities		28,799,951

Multiline Retail - 0.6%
Dillard’s, Inc., Class A	6,648	2,148,634
Kohl’s Corp.(a)	393,460	9,934,865
Macy’s, Inc.	406,926	8,403,022

Total Multiline Retail		20,486,521

Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream Corp.	1,548,011	16,703,039
APA Corp.	356,077	16,621,674
Chesapeake Energy Corp.(a)	447,882	42,266,624
Chord Energy Corp.	138,467	18,943,670
Civitas Resources, Inc.	284,008	16,452,584
Comstock Resources, Inc.	632,047	8,665,364
CVR Energy, Inc.	340,597	10,674,310
DTE Midstream LLC	221,147	12,220,583
EQT Corp.	309,460	10,469,032
Equitrans Midstream Corp.	1,400,873	9,385,849
HF Sinclair Corp.	314,845	16,337,307
Magnolia Oil & Gas Corp., Class A	257,864	6,046,911
Matador Resources Co.	74,010	4,236,333
Murphy Oil Corp.	271,520	11,678,075
Ovintiv, Inc.	255,348	12,948,697
PBF Energy, Inc., Class A	234,177	9,549,738
PDC Energy, Inc.	105,749	6,712,947
Range Resources Corp.	193,060	4,830,361
SM Energy Co.	119,030	4,145,815

Total Oil, Gas & Consumable Fuels		238,888,913

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	66,524	3,938,221

Pharmaceuticals - 1.6%
Organon & Co.	772,694	21,581,344
Viatris, Inc.	2,583,026	28,749,079

Total Pharmaceuticals		50,330,423

Professional Services - 2.1%
Booz Allen Hamilton Holding Corp.	112,056	11,712,093
Dun & Bradstreet Holdings, Inc.	381,411	4,676,099
Exponent, Inc.	44,388	4,398,407
Insperity, Inc.	59,302	6,736,707
KBR, Inc.	87,440	4,616,832
Leidos Holdings, Inc.	96,868	10,189,545
ManpowerGroup, Inc.	123,875	10,307,639
Robert Half International, Inc.	132,843	9,807,799
Science Applications International Corp.	61,208	6,789,803

Total Professional Services		69,234,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2022

Investments	Shares	Value
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc.	88,592	$4,643,107
Landstar System, Inc.	25,126	4,093,025
Ryder System, Inc.	117,419	9,812,706

Total Road & Rail		18,548,838

Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc.	174,409	4,182,328
MKS Instruments, Inc.	47,382	4,014,677
Power Integrations, Inc.	43,224	3,100,025
Skyworks Solutions, Inc.	209,807	19,119,712
Teradyne, Inc.	77,287	6,751,019
Universal Display Corp.	33,015	3,566,941

Total Semiconductors & Semiconductor Equipment		40,734,702

Software - 0.8%
Bentley Systems, Inc., Class B	134,695	4,978,327
Dolby Laboratories, Inc., Class A	75,948	5,357,372
Gen Digital, Inc.	698,965	14,978,820

Total Software		25,314,519

Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	60,508	3,179,090
Advance Auto Parts, Inc.	119,831	17,618,752
Bath & Body Works, Inc.	222,277	9,366,753
Dick’s Sporting Goods, Inc.	57,044	6,861,823
Foot Locker, Inc.	210,129	7,940,775
Gap, Inc.	757,589	8,545,604
Lithia Motors, Inc.	15,969	3,269,493
Murphy USA, Inc.	13,149	3,675,671
Penske Automotive Group, Inc.	74,438	8,555,159
Williams-Sonoma, Inc.	96,576	11,098,514

Total Specialty Retail		80,111,634

Technology Hardware, Storage & Peripherals - 0.6%
NetApp, Inc.	328,828	19,749,410

Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	53,056	4,646,644
PVH Corp.	31,713	2,238,621
Ralph Lauren Corp.	63,051	6,662,599
Tapestry, Inc.	394,319	15,015,668

Total Textiles, Apparel & Luxury Goods		28,563,532

Thrifts & Mortgage Finance - 1.3%
Enact Holdings, Inc.(a)	288,961	6,969,739
MGIC Investment Corp.	739,943	9,619,259
New York Community Bancorp, Inc.	1,570,314	13,504,701
TFS Financial Corp.	834,378	12,023,387

Total Thrifts & Mortgage Finance		42,117,086

Trading Companies & Distributors - 1.6%
Air Lease Corp.	143,462	5,511,810
Applied Industrial Technologies, Inc.	36,957	4,657,691
GATX Corp.	40,615	4,318,999
Herc Holdings, Inc.	34,754	4,572,584
MSC Industrial Direct Co., Inc., Class A	133,509	10,907,685
Watsco, Inc.	84,484	21,070,310

Total Trading Companies & Distributors		51,039,079

Water Utilities - 0.6%
American States Water Co.	38,357	3,549,940
Essential Utilities, Inc.	319,952	15,271,309

Total Water Utilities		18,821,249

Total United States		3,202,020,243

Puerto Rico - 0.4%

Banks - 0.4%
Popular, Inc.	185,546	12,305,411

TOTAL COMMON STOCKS (Cost: $3,067,401,964)		3,214,325,654

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b) (Cost: $6,173,783)	6,173,783	6,173,783

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $3,073,575,747)		3,220,499,437
Other Assets less Liabilities - 0.2%		4,997,817

NET ASSETS - 100.0%		$3,225,497,254

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $59,703,432. The Fund also had securities on loan having a total market value of $135,604 that were sold and pending settlement. The total market value of the collateral held by the Fund was $61,556,229. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $55,382,446.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund^	$643,530	$17,625,654	$18,599,793	$471,273	$(140,664)	$—	$72,441

^	As of December 31, 2022, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,214,325,654	$—	$—	$3,214,325,654
Investment of Cash Collateral for Securities Loaned	—	6,173,783	—	6,173,783

Total Investments in Securities	$3,214,325,654	$6,173,783	$—	$3,220,499,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.4%

Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc.*	7,474	$418,021
BWX Technologies, Inc.	16,619	965,231
Curtiss-Wright Corp.	5,852	977,225
Hexcel Corp.	7,009	412,480
Huntington Ingalls Industries, Inc.	8,068	1,861,126
Mercury Systems, Inc.*	7,558	338,145
Moog, Inc., Class A	6,435	564,736
Parsons Corp.*	15,576	720,390
Woodward, Inc.	5,314	513,386

Total Aerospace & Defense		6,770,740

Air Freight & Logistics - 0.4%
Forward Air Corp.	5,688	596,615
GXO Logistics, Inc.*	23,922	1,021,230
Hub Group, Inc., Class A*	14,572	1,158,328

Total Air Freight & Logistics		2,776,173

Airlines - 0.2%
Alaska Air Group, Inc.*	31,574	1,355,788

Auto Components - 0.7%
Dorman Products, Inc.*	5,575	450,850
Fox Factory Holding Corp.*	6,720	613,066
Gentex Corp.	33,610	916,545
Goodyear Tire & Rubber Co.*	153,601	1,559,050
Lear Corp.	9,606	1,191,336
Visteon Corp.*	3,652	477,791

Total Auto Components		5,208,638

Automobiles - 0.7%
Harley-Davidson, Inc.	50,480	2,099,968
Thor Industries, Inc.	41,721	3,149,518

Total Automobiles		5,249,486

Banks - 8.3%
Ameris Bancorp	22,617	1,066,165
Associated Banc-Corp.	46,912	1,083,198
Atlantic Union Bankshares Corp.	18,596	653,463
BancFirst Corp.	5,716	504,037
Bank of Hawaii Corp.	8,320	645,299
Bank OZK	38,430	1,539,506
BankUnited, Inc.	29,893	1,015,465
BOK Financial Corp.	15,261	1,583,939
Cadence Bank	39,102	964,255
Cathay General Bancorp	25,186	1,027,337
Columbia Banking System, Inc.	23,813	717,486
Comerica, Inc.	46,089	3,081,050
Commerce Bancshares, Inc.	22,898	1,558,667
Community Bank System, Inc.	11,434	719,770
Cullen/Frost Bankers, Inc.	11,157	1,491,691
CVB Financial Corp.	22,962	591,272
Eastern Bankshares, Inc.	34,517	595,418
First Financial Bankshares, Inc.	21,567	741,905
First Hawaiian, Inc.	30,861	803,620
First Interstate BancSystem, Inc., Class A	13,279	513,233
First Merchants Corp.	14,665	602,878
FNB Corp.	113,096	1,475,903
Fulton Financial Corp.	44,830	754,489
Glacier Bancorp, Inc.	17,388	859,315
Hancock Whitney Corp.	31,794	1,538,512
Home BancShares, Inc.	44,111	1,005,290
Independent Bank Corp.	9,371	791,194
Independent Bank Group, Inc.	10,046	603,564
International Bancshares Corp.	15,245	697,611
Old National Bancorp	74,529	1,340,031
Pacific Premier Bancorp, Inc.	25,145	793,576
PacWest Bancorp	67,213	1,542,538
Pinnacle Financial Partners, Inc.	22,681	1,664,785
Prosperity Bancshares, Inc.	22,780	1,655,650
ServisFirst Bancshares, Inc.	10,583	729,275
Signature Bank	32,013	3,688,538
Simmons First National Corp., Class A	44,125	952,217
SouthState Corp.	18,708	1,428,543
Synovus Financial Corp.	60,071	2,255,666
Texas Capital Bancshares, Inc.*	9,676	583,560
UMB Financial Corp.	13,448	1,123,177
Umpqua Holdings Corp.	58,209	1,039,031
United Bankshares, Inc.	29,378	1,189,515
United Community Banks, Inc.	25,650	866,970
Valley National Bancorp	159,231	1,800,903
Webster Financial Corp.	47,950	2,269,953
Western Alliance Bancorp	50,763	3,023,444
Wintrust Financial Corp.	16,957	1,433,206
Zions Bancorp NA	50,695	2,492,166

Total Banks		61,098,276

Beverages - 0.4%
Boston Beer Co., Inc., Class A*	910	299,864
Coca-Cola Consolidated, Inc.	2,942	1,507,363
MGP Ingredients, Inc.	2,790	296,800
National Beverage Corp.*	10,653	495,684

Total Beverages		2,599,711

Biotechnology - 0.7%
Arrowhead Pharmaceuticals, Inc.*	6,946	281,730
Exelixis, Inc.*	58,109	932,068
Halozyme Therapeutics, Inc.*	14,283	812,703
Ionis Pharmaceuticals, Inc.*	12,698	479,603
Vir Biotechnology, Inc.*	109,892	2,781,367

Total Biotechnology		5,287,471

Building Products - 3.3%
A.O. Smith Corp.	26,859	1,537,409
AAON, Inc.	4,935	371,704
Advanced Drainage Systems, Inc.	16,294	1,335,619
Armstrong World Industries, Inc.	10,343	709,426
AZEK Co., Inc.*	27,629	561,421
Builders FirstSource, Inc.*	118,959	7,718,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

Investments	Shares	Value
Fortune Brands Innovations, Inc.	42,296	$2,415,525
Lennox International, Inc.	5,789	1,384,903
Masterbrand, Inc.*	42,296	319,335
Owens Corning	43,328	3,695,878
Simpson Manufacturing Co., Inc.	12,069	1,070,038
Trex Co., Inc.*	18,022	762,871
UFP Industries, Inc.	26,110	2,069,218
Zurn Elkay Water Solutions Corp.	20,720	438,228

Total Building Products		24,389,635

Capital Markets - 2.5%
Affiliated Managers Group, Inc.	16,437	2,604,114
Blue Owl Capital, Inc.(a)	65,110	690,166
Cohen & Steers, Inc.	10,506	678,267
Evercore, Inc., Class A	17,729	1,933,879
Federated Hermes, Inc.	22,506	817,193
Hamilton Lane, Inc., Class A	10,024	640,333
Houlihan Lokey, Inc.	14,281	1,244,732
Interactive Brokers Group, Inc., Class A	14,670	1,061,375
Jefferies Financial Group, Inc.	85,929	2,945,646
Moelis & Co., Class A	16,051	615,877
SEI Investments Co.	28,940	1,687,202
Stifel Financial Corp.	37,589	2,194,070
Tradeweb Markets, Inc., Class A	19,381	1,258,408

Total Capital Markets		18,371,262

Chemicals - 2.7%
Ashland, Inc.	9,839	1,057,988
Avient Corp.	28,189	951,661
Balchem Corp.	2,864	349,723
Cabot Corp.	16,655	1,113,220
Chemours Co.	86,823	2,658,520
Element Solutions, Inc.	59,344	1,079,467
H.B. Fuller Co.	9,788	701,017
Huntsman Corp.	98,075	2,695,101
Ingevity Corp.*	10,380	731,167
Innospec, Inc.	4,332	445,589
Livent Corp.*(a)	27,113	538,735
NewMarket Corp.	1,939	603,242
Olin Corp.	82,045	4,343,462
Quaker Chemical Corp.	1,633	272,548
Scotts Miracle-Gro Co.(a)	12,232	594,353
Sensient Technologies Corp.	7,327	534,285
Valvoline, Inc.	36,724	1,199,039

Total Chemicals		19,869,117

Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	18,645	828,211
Brink’s Co.	13,237	710,959
Casella Waste Systems, Inc., Class A*	4,146	328,819
Clean Harbors, Inc.*	9,695	1,106,393
Driven Brands Holdings, Inc.*	20,449	558,462
IAA, Inc.*	24,381	975,240
MSA Safety, Inc.	4,719	680,433
Stericycle, Inc.*	9,291	463,528
Tetra Tech, Inc.	5,255	762,974
UniFirst Corp.	2,156	416,086

Total Commercial Services & Supplies		6,831,105

Communications Equipment - 0.8%
Calix, Inc.*	5,947	406,953
Ciena Corp.*(a)	22,275	1,135,580
Extreme Networks, Inc.*	17,157	314,145
F5, Inc.*	13,243	1,900,503
Lumentum Holdings, Inc.*(a)	25,483	1,329,448
NetScout Systems, Inc.*	13,046	424,125
ViaSat, Inc.*(a)	6,625	209,681

Total Communications Equipment		5,720,435

Construction & Engineering - 1.0%
API Group Corp.*	53,181	1,000,335
Arcosa, Inc.	6,261	340,223
Comfort Systems USA, Inc.	5,299	609,809
Dycom Industries, Inc.*	4,553	426,161
EMCOR Group, Inc.	8,721	1,291,667
Fluor Corp.*	11,940	413,840
MasTec, Inc.*	10,413	888,541
MDU Resources Group, Inc.	38,701	1,174,188
Valmont Industries, Inc.	2,983	986,389

Total Construction & Engineering		7,131,153

Construction Materials - 0.3%
Eagle Materials, Inc.	10,470	1,390,939
Summit Materials, Inc., Class A*	17,624	500,334

Total Construction Materials		1,891,273

Consumer Finance - 2.1%
Ally Financial, Inc.	250,661	6,128,661
Credit Acceptance Corp.*(a)	4,325	2,051,780
FirstCash Holdings, Inc.	8,103	704,231
Nelnet, Inc., Class A	9,197	834,628
OneMain Holdings, Inc.	82,267	2,740,314
SLM Corp.	160,993	2,672,484

Total Consumer Finance		15,132,098

Containers & Packaging - 2.2%
AptarGroup, Inc.	7,081	778,768
Berry Global Group, Inc.	50,483	3,050,688
Graphic Packaging Holding Co.	88,120	1,960,670
Greif, Inc., Class A	21,496	1,441,522
Sealed Air Corp.	37,481	1,869,552
Silgan Holdings, Inc.	27,320	1,416,269
Sonoco Products Co.	30,989	1,881,342
Westrock Co.	106,638	3,749,392

Total Containers & Packaging		16,148,203

Diversified Consumer Services - 0.6%
ADT, Inc.	85,485	775,349
Bright Horizons Family Solutions, Inc.*	7,726	487,510
Chegg, Inc.*	22,558	570,041
Grand Canyon Education, Inc.*	5,648	596,768
H&R Block, Inc.	45,323	1,654,743
Mister Car Wash, Inc.*(a)	46,709	431,124

Total Diversified Consumer Services		4,515,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

Investments	Shares	Value
Diversified Financial Services - 0.7%
Jackson Financial, Inc., Class A	67,881	$2,361,580
Voya Financial, Inc.	41,392	2,545,194

Total Diversified Financial Services		4,906,774

Diversified Telecommunication Services - 0.9%
Cogent Communications Holdings, Inc.	3,435	196,070
Frontier Communications Parent, Inc.*	56,257	1,433,428
Iridium Communications, Inc.*	11,036	567,250
Lumen Technologies, Inc.	849,502	4,434,401

Total Diversified Telecommunication Services		6,631,149

Electric Utilities - 1.1%
ALLETE, Inc.	9,249	596,653
Hawaiian Electric Industries, Inc.	21,130	884,290
IDACORP, Inc.	8,134	877,252
MGE Energy, Inc.	4,038	284,275
OGE Energy Corp.	51,654	2,042,916
Pinnacle West Capital Corp.	22,806	1,734,168
PNM Resources, Inc.	14,454	705,211
Portland General Electric Co.	16,193	793,457

Total Electric Utilities		7,918,222

Electrical Equipment - 1.4%
Acuity Brands, Inc.	7,451	1,233,960
Array Technologies, Inc.*	13,093	253,088
Atkore, Inc.*	24,562	2,785,822
Encore Wire Corp.	14,845	2,042,078
EnerSys	8,614	636,058
Regal Rexnord Corp.	18,020	2,162,040
Shoals Technologies Group, Inc., Class A*	11,583	285,753
SunPower Corp.*(a)	16,078	289,886
Sunrun, Inc.*	19,628	471,464
Vertiv Holdings Co.	27,057	369,599

Total Electrical Equipment		10,529,748

Electronic Equipment, Instruments & Components - 2.6%
Advanced Energy Industries, Inc.	7,904	678,005
Arrow Electronics, Inc.*	44,008	4,601,917
Avnet, Inc.	53,455	2,222,659
Badger Meter, Inc.	2,992	326,218
Belden, Inc.	10,590	761,421
Cognex Corp.	15,815	745,045
Coherent Corp.*	41,438	1,454,474
Insight Enterprises, Inc.*	9,857	988,361
IPG Photonics Corp.*	10,234	968,853
Littelfuse, Inc.	5,684	1,251,617
National Instruments Corp.	20,438	754,162
Plexus Corp.*	3,899	401,324
Sanmina Corp.*	14,776	846,517
Vishay Intertechnology, Inc.	62,455	1,347,154
Vontier Corp.	86,774	1,677,341

Total Electronic Equipment, Instruments & Components		19,025,068

Energy Equipment & Services - 0.4%
Cactus, Inc., Class A	7,454	374,638
ChampionX Corp.	25,826	748,696
Helmerich & Payne, Inc.	9,872	489,355
Liberty Energy, Inc., Class A	45,501	728,471
NOV, Inc.	35,559	742,827

Total Energy Equipment & Services		3,083,987

Entertainment - 0.8%
Endeavor Group Holdings, Inc., Class A*(a)	121,421	2,736,829
Madison Square Garden Sports Corp., Class A	1,829	335,311
Warner Music Group Corp., Class A	58,116	2,035,222
World Wrestling Entertainment, Inc., Class A	9,074	621,751

Total Entertainment		5,729,113

Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	7,028	498,496
Apartment Income REIT Corp.	79,893	2,741,129
Apple Hospitality REIT, Inc.	30,618	483,152
Brixmor Property Group, Inc.	45,485	1,031,145
Broadstone Net Lease, Inc.	26,924	436,438
Corporate Office Properties Trust	16,038	416,026
Cousins Properties, Inc.	43,131	1,090,783
CubeSmart	20,043	806,731
Douglas Emmett, Inc.	24,528	384,599
EastGroup Properties, Inc.	4,295	635,918
EPR Properties	13,407	505,712
Equity Commonwealth	8,263	206,327
Essential Properties Realty Trust, Inc.	20,919	490,969
Federal Realty Investment Trust	11,331	1,144,884
First Industrial Realty Trust, Inc.	24,471	1,180,970
Healthcare Realty Trust, Inc.	35,385	681,869
Highwoods Properties, Inc.	32,276	903,082
Innovative Industrial Properties, Inc.	4,038	409,251
Kilroy Realty Corp.	16,497	637,939
Lamar Advertising Co., Class A	16,359	1,544,290
Life Storage, Inc.	10,302	1,014,747
LXP Industrial Trust	103,550	1,037,571
Medical Properties Trust, Inc.(a)	309,557	3,448,465
National Retail Properties, Inc.	22,466	1,028,044
National Storage Affiliates Trust	6,956	251,251
Omega Healthcare Investors, Inc.	48,077	1,343,752
Outfront Media, Inc.	29,769	493,570
Park Hotels & Resorts, Inc.	25,520	300,881
Phillips Edison & Co., Inc.	8,786	279,746
Physicians Realty Trust	29,906	432,740
PotlatchDeltic Corp.	24,447	1,075,424
Rayonier, Inc.	11,117	366,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

Investments	Shares	Value
Ryman Hospitality Properties, Inc.	4,988	$407,919
Spirit Realty Capital, Inc.	20,408	814,891
STAG Industrial, Inc.	24,268	784,099
STORE Capital Corp.	32,578	1,044,451
Terreno Realty Corp.	10,299	585,704
Vornado Realty Trust	23,677	492,718

Total Equity Real Estate Investment Trusts (REITs)		31,432,099

Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	5,523	1,239,085
Grocery Outlet Holding Corp.*	11,343	331,102
Performance Food Group Co.*	27,701	1,617,461
Sprouts Farmers Market, Inc.*	26,637	862,240
U.S. Foods Holding Corp.*	41,185	1,401,114
United Natural Foods, Inc.*	18,277	707,503

Total Food & Staples Retailing		6,158,505

Food Products - 1.1%
Flowers Foods, Inc.	31,377	901,775
Hostess Brands, Inc.*	15,174	340,504
Ingredion, Inc.	15,601	1,527,806
J & J Snack Foods Corp.	1,541	230,703
Lancaster Colony Corp.	2,964	584,797
Pilgrim’s Pride Corp.*	130,746	3,102,603
Post Holdings, Inc.*	5,961	538,040
Simply Good Foods Co.*	13,751	522,950
TreeHouse Foods, Inc.*	4,391	216,828

Total Food Products		7,966,006

Gas Utilities - 1.0%
National Fuel Gas Co.	26,178	1,657,067
New Jersey Resources Corp.	17,751	880,805
ONE Gas, Inc.	8,673	656,719
South Jersey Industries, Inc.	18,656	662,848
Southwest Gas Holdings, Inc.*	6,901	427,034
Spire, Inc.	10,967	755,188
UGI Corp.	52,372	1,941,430

Total Gas Utilities		6,981,091

Health Care Equipment & Supplies - 1.6%
Dentsply Sirona, Inc.	49,208	1,566,783
Enovis Corp.*	6,872	367,789
Envista Holdings Corp.*	32,790	1,104,039
Globus Medical, Inc., Class A*	10,349	768,620
Haemonetics Corp.*	5,866	461,361
ICU Medical, Inc.*	3,687	580,629
Integra LifeSciences Holdings Corp.*	14,663	822,154
Lantheus Holdings, Inc.*	12,779	651,218
Masimo Corp.*	5,946	879,711
Merit Medical Systems, Inc.*	8,160	576,259
Neogen Corp.*	21,905	333,613
QuidelOrtho Corp.*	35,473	3,038,972
Shockwave Medical, Inc.*(a)	3,266	671,522
STAAR Surgical Co.*	3,842	186,491

Total Health Care Equipment & Supplies		12,009,161

Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc.*	11,679	961,415
AdaptHealth Corp.*	19,257	370,120
Amedisys, Inc.*	5,216	435,745
AMN Healthcare Services, Inc.*	14,870	1,528,933
Chemed Corp.	1,892	965,734
CorVel Corp.*	1,297	188,493
DaVita, Inc.*	30,533	2,279,899
Encompass Health Corp.	20,909	1,250,567
Ensign Group, Inc.	8,969	848,557
HealthEquity, Inc.*	7,089	436,966
LHC Group, Inc.*	3,475	561,873
Option Care Health, Inc.*	19,735	593,826
Patterson Cos., Inc.	22,136	620,472
Premier, Inc., Class A	26,141	914,412
Progyny, Inc.*	7,457	232,286
R1 RCM, Inc.*(a)	68,951	755,013
Select Medical Holdings Corp.	23,171	575,336
Tenet Healthcare Corp.*	57,047	2,783,323
Universal Health Services, Inc., Class B	18,668	2,630,135

Total Health Care Providers & Services		18,933,105

Health Care Technology - 0.1%
Certara, Inc.*	11,094	178,281
Doximity, Inc., Class A*(a)	15,743	528,335
Evolent Health, Inc., Class A*	11,218	315,001

Total Health Care Technology		1,021,617

Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	34,624	1,888,047
Choice Hotels International, Inc.	7,596	855,613
Churchill Downs, Inc.	4,614	975,538
Hilton Grand Vacations, Inc.*	30,694	1,182,947
Krispy Kreme, Inc.	15,064	155,461
Light & Wonder, Inc.*	73,954	4,333,704
Marriott Vacations Worldwide Corp.	10,079	1,356,533
Papa John’s International, Inc.	4,603	378,873
Penn Entertainment, Inc.*	21,570	640,629
Planet Fitness, Inc., Class A*	6,526	514,249
Red Rock Resorts, Inc., Class A	20,218	808,922
SeaWorld Entertainment, Inc.*	18,365	982,711
Texas Roadhouse, Inc.	9,559	869,391
Travel + Leisure Co.	32,430	1,180,452
Wendy’s Co.	26,141	591,571
Wingstop, Inc.	2,681	368,959
Wyndham Hotels & Resorts, Inc.	16,297	1,162,139

Total Hotels, Restaurants & Leisure		18,245,739

Household Durables - 2.7%
KB Home	69,410	2,210,708
Leggett & Platt, Inc.	31,207	1,005,802
Meritage Homes Corp.*	28,588	2,635,813
Mohawk Industries, Inc.*	30,466	3,114,234
Skyline Champion Corp.*	25,723	1,324,992
Taylor Morrison Home Corp.*	84,962	2,578,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

Investments	Shares	Value
Tempur Sealy International, Inc.	52,845	$1,814,169
Toll Brothers, Inc.	68,513	3,420,169
TopBuild Corp.*	10,598	1,658,481

Total Household Durables		19,762,965

Household Products - 0.1%
Reynolds Consumer Products, Inc.(a)	28,641	858,657

Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C	55,820	1,778,983
Ormat Technologies, Inc.(a)	4,596	397,462

Total Independent Power & Renewable Electricity Producers		2,176,445

Insurance - 3.0%
American Equity Investment Life Holding Co.	29,367	1,339,723
Assurant, Inc.	13,956	1,745,337
Brighthouse Financial, Inc.*	45,209	2,317,866
CNO Financial Group, Inc.	42,873	979,648
First American Financial Corp.	29,087	1,522,414
Hanover Insurance Group, Inc.	7,968	1,076,716
Kinsale Capital Group, Inc.	2,025	529,578
Old Republic International Corp.	115,184	2,781,694
Primerica, Inc.	10,054	1,425,858
Reinsurance Group of America, Inc.	16,459	2,338,659
RLI Corp.	5,179	679,847
Ryan Specialty Holdings, Inc.*(a)	16,023	665,115
Selective Insurance Group, Inc.	11,699	1,036,648
Unum Group	88,536	3,632,632

Total Insurance		22,071,735

Interactive Media & Services - 0.2%
Bumble, Inc., Class A*	9,098	191,513
TripAdvisor, Inc.*	16,571	297,946
Ziff Davis, Inc.*	11,119	879,513

Total Interactive Media & Services		1,368,972

IT Services - 1.7%
Concentrix Corp.	16,382	2,181,427
DigitalOcean Holdings, Inc.*(a)	7,817	199,099
DXC Technology Co.*	94,197	2,496,221
Euronet Worldwide, Inc.*	11,885	1,121,706
ExlService Holdings, Inc.*	4,020	681,109
Maximus, Inc.	9,958	730,220
Thoughtworks Holding, Inc.*(a)	50,499	514,585
Western Union Co.	176,990	2,437,152
WEX, Inc.*	11,100	1,816,515

Total IT Services		12,178,034

Leisure Products - 1.3%
Acushnet Holdings Corp.	13,911	590,661
Brunswick Corp.	31,757	2,289,045
Hasbro, Inc.	30,642	1,869,468
Mattel, Inc.*	101,686	1,814,078
Polaris, Inc.	16,591	1,675,691
Topgolf Callaway Brands Corp.*	28,524	563,349
YETI Holdings, Inc.*	16,558	684,011

Total Leisure Products		9,486,303

Life Sciences Tools & Services - 0.6%
10X Genomics, Inc., Class A*	9,279	338,127
Azenta, Inc.*	5,626	327,546
Bio-Techne Corp.	12,784	1,059,538
Medpace Holdings, Inc.*	3,685	782,731
Syneos Health, Inc.*	48,158	1,766,435

Total Life Sciences Tools & Services		4,274,377

Machinery - 2.6%
Albany International Corp., Class A	3,646	359,459
Allison Transmission Holdings, Inc.	37,094	1,543,111
Chart Industries, Inc.*(a)	3,658	421,511
Crane Holdings Co.	13,008	1,306,654
Donaldson Co., Inc.	19,998	1,177,282
Esab Corp.	16,537	775,916
Evoqua Water Technologies Corp.*	10,740	425,304
Federal Signal Corp.	7,026	326,498
Flowserve Corp.	11,395	349,599
Franklin Electric Co., Inc.	7,523	599,959
Hillenbrand, Inc.	19,317	824,256
ITT, Inc.	12,870	1,043,757
John Bean Technologies Corp.	5,363	489,803
Lincoln Electric Holdings, Inc.	10,488	1,515,411
Middleby Corp.*	11,110	1,487,629
Mueller Industries, Inc.	30,370	1,791,830
Oshkosh Corp.	7,813	689,029
RBC Bearings, Inc.*	2,536	530,912
SPX Technologies, Inc.*	6,176	405,454
Terex Corp.	19,139	817,618
Timken Co.	19,782	1,397,994
Watts Water Technologies, Inc., Class A	4,880	713,602

Total Machinery		18,992,588

Marine - 0.0%
Kirby Corp.*	5,207	335,070

Media - 0.9%
Cable One, Inc.	1,744	1,241,484
New York Times Co., Class A	15,563	505,175
Nexstar Media Group, Inc., Class A	18,297	3,202,524
TEGNA, Inc.	88,677	1,879,065

Total Media		6,828,248

Metals & Mining - 3.3%
Alcoa Corp.	99,579	4,527,857
Alpha Metallurgical Resources, Inc.	13,291	1,945,669
ATI, Inc.*	25,167	751,487
Cleveland-Cliffs, Inc.*(a)	393,839	6,344,746
Commercial Metals Co.	62,533	3,020,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

Investments	Shares	Value
Hecla Mining Co.	47,685	$265,129
MP Materials Corp.*	31,249	758,726
Royal Gold, Inc.	7,866	886,655
United States Steel Corp.	184,871	4,631,019
Worthington Industries, Inc.	18,488	919,038

Total Metals & Mining		24,050,670

Multi-Utilities - 0.3%
Avista Corp.	8,830	391,522
Black Hills Corp.	13,041	917,304
NorthWestern Corp.	9,863	585,271

Total Multi-Utilities		1,894,097

Multiline Retail - 1.3%
Dillard’s, Inc., Class A	8,236	2,661,875
Kohl’s Corp.	56,925	1,437,356
Macy’s, Inc.	204,835	4,229,843
Nordstrom, Inc.(a)	58,695	947,337
Ollie’s Bargain Outlet Holdings, Inc.*	6,873	321,932

Total Multiline Retail		9,598,343

Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream Corp.	101,012	1,089,920
Arch Resources, Inc.	14,717	2,101,440
California Resources Corp.	34,233	1,489,478
Callon Petroleum Co.*	51,461	1,908,689
Chord Energy Corp.	15,777	2,158,451
Civitas Resources, Inc.	45,942	2,661,420
CNX Resources Corp.*	52,631	886,306
Comstock Resources, Inc.	174,912	2,398,044
CONSOL Energy, Inc.	17,214	1,118,910
CVR Energy, Inc.	39,733	1,245,232
Denbury, Inc.*	12,107	1,053,551
DTE Midstream LLC	21,640	1,195,826
Equitrans Midstream Corp.	60,534	405,578
HighPeak Energy, Inc.(a)	28,051	641,526
Magnolia Oil & Gas Corp., Class A	104,711	2,455,473
Matador Resources Co.	59,319	3,395,420
Murphy Oil Corp.	54,498	2,343,959
Northern Oil and Gas, Inc.	47,904	1,476,401
PBF Energy, Inc., Class A	109,458	4,463,697
PDC Energy, Inc.	68,294	4,335,303
Peabody Energy Corp.*	120,484	3,183,187
Permian Resources Corp.	200,835	1,887,849
Range Resources Corp.	146,840	3,673,937
SM Energy Co.	71,032	2,474,045
Southwestern Energy Co.*	765,265	4,476,800

Total Oil, Gas & Consumable Fuels		54,520,442

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	53,653	3,176,258

Personal Products - 0.4%
BellRing Brands, Inc.*	13,773	353,140
Coty, Inc., Class A*	106,521	911,820
elf Beauty, Inc.*	4,689	259,302
Inter Parfums, Inc.	3,246	313,304
Olaplex Holdings, Inc.*	182,350	950,043

Total Personal Products		2,787,609

Pharmaceuticals - 0.9%
Corcept Therapeutics, Inc.*	17,431	354,024
Harmony Biosciences Holdings, Inc.*	9,009	496,396
Organon & Co.	168,387	4,703,049
Prestige Consumer Healthcare, Inc.*	10,707	670,258

Total Pharmaceuticals		6,223,727

Professional Services - 2.0%
Alight, Inc., Class A*	86,774	725,431
ASGN, Inc.*	12,930	1,053,536
CACI International, Inc., Class A*	4,569	1,373,396
Dun & Bradstreet Holdings, Inc.	111,429	1,366,120
Exponent, Inc.	3,859	382,388
FTI Consulting, Inc.*	4,850	770,180
Insperity, Inc.	5,514	626,390
KBR, Inc.	25,636	1,353,581
Korn Ferry	19,833	1,003,946
ManpowerGroup, Inc.	16,973	1,412,323
Robert Half International, Inc.	28,392	2,096,181
Science Applications International Corp.	11,830	1,312,302
TriNet Group, Inc.*	20,577	1,395,121

Total Professional Services		14,870,895

Real Estate Management & Development - 0.6%
Howard Hughes Corp.*	11,288	862,629
Jones Lang LaSalle, Inc.*	19,611	3,125,405
Zillow Group, Inc., Class C*(a)	22,106	712,034

Total Real Estate Management & Development		4,700,068

Road & Rail - 2.7%
Avis Budget Group, Inc.*	36,671	6,011,477
Hertz Global Holdings, Inc.*	272,950	4,200,701
Knight-Swift Transportation Holdings, Inc.	52,800	2,767,248
Landstar System, Inc.	8,109	1,320,956
Ryder System, Inc.	29,917	2,500,164
Saia, Inc.*	5,128	1,075,239
Werner Enterprises, Inc.	17,785	716,024
XPO, Inc.*	36,301	1,208,460

Total Road & Rail		19,800,269

Semiconductors & Semiconductor Equipment - 2.0%
Allegro MicroSystems, Inc.*	18,534	556,391
Amkor Technology, Inc.	97,058	2,327,451
Axcelis Technologies, Inc.*	6,697	531,474
Cirrus Logic, Inc.*	19,624	1,461,596
Diodes, Inc.*	12,258	933,324
Impinj, Inc.*	2,406	262,687
MACOM Technology Solutions Holdings, Inc.*	10,198	642,270
MaxLinear, Inc.*	30,487	1,035,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

Investments	Shares	Value
MKS Instruments, Inc.	23,741	$2,011,575
Onto Innovation, Inc.*	10,924	743,815
Power Integrations, Inc.	8,288	594,415
Rambus, Inc.*	10,399	372,492
Silicon Laboratories, Inc.*	3,969	538,474
Synaptics, Inc.*	19,011	1,809,087
Universal Display Corp.	4,634	500,657

Total Semiconductors & Semiconductor Equipment		14,320,742

Software - 2.2%
Blackbaud, Inc.*	6,711	395,010
Blackline, Inc.*	4,179	281,121
Box, Inc., Class A*	19,733	614,288
CCC Intelligent Solutions Holdings, Inc.*(a)	69,609	605,598
CommVault Systems, Inc.*	6,588	413,990
Cvent Holding Corp.*	50,735	273,969
DocuSign, Inc.*	29,756	1,649,078
Dolby Laboratories, Inc., Class A	9,093	641,420
DoubleVerify Holdings, Inc.*	15,576	342,049
Dropbox, Inc., Class A*	82,001	1,835,182
EngageSmart, Inc.*	16,992	299,059
Envestnet, Inc.*	4,977	307,081
Five9, Inc.*	5,003	339,504
Gitlab, Inc., Class A*(a)	8,371	380,378
Informatica, Inc., Class A*	43,914	715,359
Instructure Holdings, Inc.*	21,071	493,904
Jamf Holding Corp.*(a)	7,306	155,618
Manhattan Associates, Inc.*	4,988	605,543
nCino, Inc.*(a)	7,053	186,481
NCR Corp.*	51,154	1,197,515
Paycor HCM, Inc.*(a)	16,770	410,362
PowerSchool Holdings, Inc., Class A*	20,660	476,833
Procore Technologies, Inc.*	13,208	623,154
Qualys, Inc.*	4,072	457,001
RingCentral, Inc., Class A*	16,931	599,357
SPS Commerce, Inc.*	3,268	419,709
Tenable Holdings, Inc.*	8,690	331,524
Teradata Corp.*	17,205	579,120
Workiva, Inc.*(a)	3,168	266,017

Total Software		15,895,224

Specialty Retail - 5.6%
Academy Sports & Outdoors, Inc.	44,009	2,312,233
Advance Auto Parts, Inc.	15,957	2,346,158
American Eagle Outfitters, Inc.	35,463	495,063
Asbury Automotive Group, Inc.*(a)	14,268	2,557,539
AutoNation, Inc.*	38,666	4,148,862
Dick’s Sporting Goods, Inc.	36,767	4,422,702
Five Below, Inc.*	4,434	784,242
Floor & Decor Holdings, Inc., Class A*	12,606	877,756
Foot Locker, Inc.	43,761	1,653,728
Gap, Inc.	30,480	343,814
Group 1 Automotive, Inc.	11,309	2,039,804
Leslie’s, Inc.*(a)	42,898	523,785
Lithia Motors, Inc.	19,432	3,978,508
Murphy USA, Inc.	7,332	2,049,587
National Vision Holdings, Inc.*(a)	6,832	264,808
Penske Automotive Group, Inc.	36,092	4,148,054
RH*(a)	10,190	2,722,666
Urban Outfitters, Inc.*	19,907	474,782
Victoria’s Secret & Co.*	35,745	1,278,956
Williams-Sonoma, Inc.	32,651	3,752,253

Total Specialty Retail		41,175,300

Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc., Class A*	38,654	1,034,381
Super Micro Computer, Inc.*	17,495	1,436,340

Total Technology Hardware, Storage & Peripherals		2,470,721

Textiles, Apparel & Luxury Goods - 1.9%
Carter’s, Inc.(a)	11,421	852,121
Columbia Sportswear Co.	11,471	1,004,630
Crocs, Inc.*(a)	20,816	2,257,079
PVH Corp.	30,233	2,134,147
Ralph Lauren Corp.	15,211	1,607,346
Skechers U.S.A., Inc., Class A*	29,995	1,258,290
Steven Madden Ltd.	25,083	801,653
Tapestry, Inc.	73,906	2,814,341
Under Armour, Inc., Class A*	126,491	1,285,149

Total Textiles, Apparel & Luxury Goods		14,014,756

Thrifts & Mortgage Finance - 1.9%
Enact Holdings, Inc.	88,110	2,125,213
MGIC Investment Corp.	224,974	2,924,662
Mr. Cooper Group, Inc.*	19,262	772,984
New York Community Bancorp, Inc.	220,602	1,897,177
PennyMac Financial Services, Inc.	33,520	1,899,243
Radian Group, Inc.	130,037	2,479,806
TFS Financial Corp.	19,645	283,084
Walker & Dunlop, Inc.	9,758	765,808
WSFS Financial Corp.	17,619	798,846

Total Thrifts & Mortgage Finance		13,946,823

Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	7,709	971,565
Beacon Roofing Supply, Inc.*	27,952	1,475,586
Boise Cascade Co.	31,787	2,182,813
Core & Main, Inc., Class A*	64,297	1,241,575
GATX Corp.	6,062	644,633
Herc Holdings, Inc.	8,084	1,063,612
MSC Industrial Direct Co., Inc., Class A	12,960	1,058,832
Rush Enterprises, Inc., Class A	19,792	1,034,726
SiteOne Landscape Supply, Inc.*	8,164	957,801
Univar Solutions, Inc.*	56,108	1,784,234
WESCO International, Inc.*	20,973	2,625,820

Total Trading Companies & Distributors		15,041,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

Investments	Shares	Value
Water Utilities - 0.1%
American States Water Co.	3,688	$341,325
California Water Service Group	6,363	385,852

Total Water Utilities		727,177

Total United States		728,465,195

Ghana - 0.2%

Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd.*	224,701	1,429,098

Singapore - 0.2%

Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries, Inc.	30,607	1,354,666

TOTAL COMMON STOCKS (Cost: $729,446,576)		731,248,959

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $106,931)	2,762	113,629

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $9,334,593)	9,334,593	9,334,593

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $738,888,100)		740,697,181
Other Assets less Liabilities - (1.1)%		(8,317,369)

NET ASSETS - 100.0%		$732,379,812

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,901,075 and the total market value of the collateral held by the Fund was $30,747,647. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $21,413,054.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,294,204	$3,831,269	$5,579,197	$(278,728)	$(153,919)	$113,629	$56,358

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$731,248,959	$—	$—	$731,248,959
Exchange-Traded Fund	113,629	—	—	113,629
Investment of Cash Collateral for Securities Loaned	—	9,334,593	—	9,334,593

Total Investments in Securities	$731,362,588	$9,334,593	$—	$740,697,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.5%
General Dynamics Corp.	3,810	$945,299
Huntington Ingalls Industries, Inc.	3,815	880,044
Lockheed Martin Corp.	1,992	969,088
Northrop Grumman Corp.	1,488	811,868

Total Aerospace & Defense		3,606,299

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	7,927	725,796
Expeditors International of Washington, Inc.	7,218	750,095

Total Air Freight & Logistics		1,475,891

Automobiles - 0.4%
Harley-Davidson, Inc.	21,209	882,294

Banks - 1.5%
Bank OZK	26,712	1,070,083
U.S. Bancorp	29,501	1,286,538
Wintrust Financial Corp.	13,002	1,098,929

Total Banks		3,455,550

Beverages - 0.3%
Molson Coors Beverage Co., Class B	14,398	741,785

Biotechnology - 4.4%
AbbVie, Inc.	7,728	1,248,922
Amgen, Inc.	4,182	1,098,360
Biogen, Inc.*	1,848	511,748
Exelixis, Inc.*	45,074	722,987
Gilead Sciences, Inc.	13,620	1,169,277
Halozyme Therapeutics, Inc.*	11,962	680,638
Incyte Corp.*	13,181	1,058,698
Moderna, Inc.*	2,720	488,566
Neurocrine Biosciences, Inc.*	6,211	741,842
Regeneron Pharmaceuticals, Inc.*	1,181	852,080
United Therapeutics Corp.*	3,393	943,559
Vertex Pharmaceuticals, Inc.*	3,002	866,918

Total Biotechnology		10,383,595

Building Products - 0.5%
Builders FirstSource, Inc.*	7,516	487,638
Carlisle Cos., Inc.	3,000	706,950

Total Building Products		1,194,588

Capital Markets - 1.4%
Cboe Global Markets, Inc.	12,020	1,508,149
Interactive Brokers Group, Inc., Class A	13,398	969,345
LPL Financial Holdings, Inc.	4,209	909,860

Total Capital Markets		3,387,354

Chemicals - 1.2%
CF Industries Holdings, Inc.	7,654	652,121
Mosaic Co.	15,050	660,243
Olin Corp.	13,503	714,849
Westlake Corp.	8,361	857,337

Total Chemicals		2,884,550

Commercial Services & Supplies - 0.7%
Clean Harbors, Inc.*	5,884	671,482
Waste Management, Inc.	5,916	928,102

Total Commercial Services & Supplies		1,599,584

Communications Equipment - 1.1%
Cisco Systems, Inc.	57,318	2,730,629

Construction & Engineering - 0.4%
EMCOR Group, Inc.	6,008	889,845

Distributors - 0.7%
Genuine Parts Co.	10,265	1,781,080

Diversified Consumer Services - 1.7%
ADT, Inc.	123,158	1,117,043
H&R Block, Inc.	36,520	1,333,345
Service Corp. International	23,772	1,643,596

Total Diversified Consumer Services		4,093,984

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	76,215	1,403,118
Lumen Technologies, Inc.	164,217	857,213
Verizon Communications, Inc.	46,762	1,842,423

Total Diversified Telecommunication Services		4,102,754

Electric Utilities - 1.5%
American Electric Power Co., Inc.	9,102	864,235
FirstEnergy Corp.	22,011	923,141
OGE Energy Corp.	24,820	981,631
Xcel Energy, Inc.	13,119	919,773

Total Electric Utilities		3,688,780

Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,585	593,712

Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics, Inc.*	24,921	2,605,989
Jabil, Inc.	29,935	2,041,567

Total Electronic Equipment, Instruments & Components		4,647,556

Entertainment - 1.9%
Activision Blizzard, Inc.	19,421	1,486,677
Electronic Arts, Inc.	12,856	1,570,746
World Wrestling Entertainment, Inc., Class A	21,671	1,484,897

Total Entertainment		4,542,320

Equity Real Estate Investment Trusts (REITs) - 2.7%
Apartment Income REIT Corp.	34,895	1,197,247
Host Hotels & Resorts, Inc.	47,492	762,247
National Retail Properties, Inc.	28,960	1,325,210
Omega Healthcare Investors, Inc.	36,283	1,014,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2022

Investments	Shares	Value
STORE Capital Corp.	36,955	$1,184,777
Weyerhaeuser Co.	34,049	1,055,519

Total Equity Real Estate Investment Trusts (REITs)		6,539,110

Food & Staples Retailing - 0.9%
Albertsons Cos., Inc., Class A	27,608	572,590
Casey’s General Stores, Inc.	3,582	803,622
Kroger Co.	14,669	653,944

Total Food & Staples Retailing		2,030,156

Food Products - 3.9%
Archer-Daniels-Midland Co.	8,835	820,330
Campbell Soup Co.	17,195	975,816
Conagra Brands, Inc.	23,573	912,275
Flowers Foods, Inc.	31,084	893,354
General Mills, Inc.	11,093	930,148
J.M. Smucker Co.	5,757	912,254
Kellogg Co.	12,741	907,669
Kraft Heinz Co.	22,450	913,940
Pilgrim’s Pride Corp.*	27,814	660,026
Post Holdings, Inc.*	5,474	494,083
Tyson Foods, Inc., Class A	12,558	781,736

Total Food Products		9,201,631

Gas Utilities - 0.4%
National Fuel Gas Co.	14,283	904,114

Health Care Equipment & Supplies - 0.6%
Hologic, Inc.*	13,844	1,035,669
QuidelOrtho Corp.*	5,801	496,972

Total Health Care Equipment & Supplies		1,532,641

Health Care Providers & Services - 7.4%
AmerisourceBergen Corp.	6,613	1,095,840
Cardinal Health, Inc.	13,184	1,013,454
Centene Corp.*	11,278	924,909
Chemed Corp.	2,235	1,140,811
Cigna Corp.	3,581	1,186,528
CVS Health Corp.	11,500	1,071,685
DaVita, Inc.*	8,065	602,214
Elevance Health, Inc.	2,114	1,084,419
Encompass Health Corp.	13,394	801,095
HCA Healthcare, Inc.	2,736	656,531
Henry Schein, Inc.*	13,612	1,087,190
Humana, Inc.	1,720	880,967
Laboratory Corp. of America Holdings	4,023	947,336
McKesson Corp.	3,019	1,132,487
Molina Healthcare, Inc.*	3,035	1,002,218
Option Care Health, Inc.*	20,210	608,119
Quest Diagnostics, Inc.	7,475	1,169,389
UnitedHealth Group, Inc.	2,172	1,151,551

Total Health Care Providers & Services		17,556,743

Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	20,606	1,123,645
Choice Hotels International, Inc.	12,439	1,401,129
Darden Restaurants, Inc.	10,239	1,416,361
McDonald’s Corp.	7,721	2,034,715
Texas Roadhouse, Inc.	12,769	1,161,341

Total Hotels, Restaurants & Leisure		7,137,191

Household Products - 1.1%
Colgate-Palmolive Co.	11,883	936,262
Kimberly-Clark Corp.	6,876	933,417
Reynolds Consumer Products, Inc.	27,301	818,484

Total Household Products		2,688,163

Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	29,040	673,728

Insurance - 8.6%
American International Group, Inc.	19,259	1,217,939
CNA Financial Corp.	37,068	1,567,235
Fidelity National Financial, Inc.	32,902	1,237,773
Globe Life, Inc.	12,573	1,515,675
Hartford Financial Services Group, Inc.	19,357	1,467,841
Kinsale Capital Group, Inc.	3,170	829,018
Loews Corp.	26,001	1,516,638
Old Republic International Corp.	60,086	1,451,077
Principal Financial Group, Inc.	13,141	1,102,793
Reinsurance Group of America, Inc.	9,553	1,357,386
RLI Corp.	11,780	1,546,361
Selective Insurance Group, Inc.	15,517	1,374,961
Travelers Cos., Inc.	8,703	1,631,726
Unum Group	28,014	1,149,414
W.R. Berkley Corp.	20,459	1,484,710

Total Insurance		20,450,547

IT Services - 17.3%
Akamai Technologies, Inc.*	32,064	2,702,995
Automatic Data Processing, Inc.	11,381	2,718,466
Cognizant Technology Solutions Corp., Class A	40,890	2,338,499
Concentrix Corp.	17,349	2,310,193
DXC Technology Co.*	62,756	1,663,034
ExlService Holdings, Inc.*	13,976	2,367,954
Fidelity National Information Services, Inc.	24,294	1,648,348
Fiserv, Inc.*	27,950	2,824,906
FleetCor Technologies, Inc.*	12,206	2,241,998
Gartner, Inc.*	6,497	2,183,901
GoDaddy, Inc., Class A*	27,224	2,036,900
International Business Machines Corp.	24,879	3,505,202
Jack Henry & Associates, Inc.	18,072	3,172,720
VeriSign, Inc.*	11,798	2,423,781
Visa, Inc., Class A	13,051	2,711,476
Western Union Co.	179,419	2,470,600
WEX, Inc.*	12,509	2,047,098

Total IT Services		41,368,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2022

Investments	Shares	Value
Life Sciences Tools & Services - 0.2%
Medpace Holdings, Inc.*	2,205	$468,364

Machinery - 1.7%
Caterpillar, Inc.	3,176	760,843
Lincoln Electric Holdings, Inc.	6,574	949,877
PACCAR, Inc.	8,962	886,969
Snap-on, Inc.	3,824	873,746
Timken Co.	8,991	635,394

Total Machinery		4,106,829

Media - 3.9%
Charter Communications, Inc., Class A*	2,981	1,010,857
Comcast Corp., Class A	42,171	1,474,720
Fox Corp., Class A	45,709	1,388,182
Liberty Media Corp. - Liberty SiriusXM, Class C*	40,952	1,602,452
News Corp., Class A	62,725	1,141,595
Nexstar Media Group, Inc., Class A	7,588	1,328,128
Omnicom Group, Inc.	17,648	1,439,547

Total Media		9,385,481

Metals & Mining - 1.4%
Commercial Metals Co.	18,314	884,566
Nucor Corp.	5,072	668,541
Reliance Steel & Aluminum Co.	5,246	1,062,000
Steel Dynamics, Inc.	7,967	778,376

Total Metals & Mining		3,393,483

Multi-Utilities - 0.8%
Consolidated Edison, Inc.	9,931	946,524
DTE Energy Co.	8,068	948,232

Total Multi-Utilities		1,894,756

Multiline Retail - 0.7%
Dillard’s, Inc., Class A	2,580	833,856
Macy’s, Inc.	36,595	755,687

Total Multiline Retail		1,589,543

Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp.*	21,915	679,146
APA Corp.	15,597	728,068
Chesapeake Energy Corp.	8,799	830,362
Chord Energy Corp.	5,626	769,693
Civitas Resources, Inc.	11,280	653,450
EQT Corp.	20,002	676,668
Exxon Mobil Corp.	10,243	1,129,803
HF Sinclair Corp.	15,975	828,943
Marathon Oil Corp.	26,745	723,987
Marathon Petroleum Corp.	9,659	1,124,211
Ovintiv, Inc.	12,868	652,536
PDC Energy, Inc.	10,009	635,371
Phillips 66	9,318	969,817
Southwestern Energy Co.*	106,435	622,645
Valero Energy Corp.	7,381	936,354

Total Oil, Gas & Consumable Fuels		11,961,054

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	16,256	1,169,619
Eli Lilly & Co.	2,626	960,696
Johnson & Johnson	6,676	1,179,315
Merck & Co., Inc.	11,986	1,329,847
Organon & Co.	33,432	933,756
Pfizer, Inc.	22,341	1,144,753

Total Pharmaceuticals		6,717,986

Professional Services - 1.8%
Booz Allen Hamilton Holding Corp.	8,210	858,109
CACI International, Inc., Class A*	3,156	948,662
Leidos Holdings, Inc.	9,022	949,024
Robert Half International, Inc.	8,709	642,986
Science Applications International Corp.	8,881	985,169

Total Professional Services		4,383,950

Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc.	13,582	711,832
Landstar System, Inc.	4,992	813,197

Total Road & Rail		1,525,029

Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.	56,115	1,345,638

Software - 5.5%
Black Knight, Inc.*	45,979	2,839,203
Dropbox, Inc., Class A*	96,191	2,152,755
Fair Isaac Corp.*	2,844	1,702,362
Gen Digital, Inc.	106,566	2,283,709
Oracle Corp.	27,845	2,276,050
PTC, Inc.*	16,318	1,958,813

Total Software		13,212,892

Specialty Retail - 3.7%
AutoNation, Inc.*	10,449	1,121,178
AutoZone, Inc.*	688	1,696,732
Murphy USA, Inc.	6,634	1,854,468
O’Reilly Automotive, Inc.*	2,154	1,818,041
Penske Automotive Group, Inc.	9,939	1,142,289
Ulta Beauty, Inc.*	2,789	1,308,236

Total Specialty Retail		8,940,944

Tobacco - 0.7%
Altria Group, Inc.	19,458	889,425
Philip Morris International, Inc.	8,579	868,281

Total Tobacco		1,757,706

Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	1,500	834,375

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $234,582,139)		238,282,275
Other Assets less Liabilities - 0.2%		568,937

NET ASSETS - 100.0%		$238,851,212

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$238,282,275	$—	$—	$238,282,275

Total Investments in Securities	$238,282,275	$—	$—	$238,282,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.8%
BWX Technologies, Inc.	37,576	$2,182,414
Curtiss-Wright Corp.	8,385	1,400,211
General Dynamics Corp.	148,365	36,810,840
HEICO Corp.	13,021	2,000,547
Hexcel Corp.	13,343	785,236
Howmet Aerospace, Inc.	49,166	1,937,632
Huntington Ingalls Industries, Inc.	22,947	5,293,414
Lockheed Martin Corp.	170,621	83,005,410
Textron, Inc.	25,338	1,793,930
Woodward, Inc.	9,862	952,768

Total Aerospace & Defense		136,162,402

Air Freight & Logistics - 1.9%
FedEx Corp.	178,614	30,935,945
United Parcel Service, Inc., Class B	644,046	111,960,957

Total Air Freight & Logistics		142,896,902

Auto Components - 0.2%
BorgWarner, Inc.	103,259	4,156,175
Gentex Corp.	110,264	3,006,899
Lear Corp.	33,493	4,153,802

Total Auto Components		11,316,876

Banks - 3.0%
First Citizens BancShares, Inc., Class A	2,216	1,680,526
First Interstate BancSystem, Inc., Class A	109,716	4,240,523
M&T Bank Corp.	135,011	19,584,696
U.S. Bancorp	1,706,018	74,399,445
Umpqua Holdings Corp.	223,975	3,997,954
Wells Fargo & Co.	2,785,646	115,019,323
Western Alliance Bancorp	69,618	4,146,448

Total Banks		223,068,915

Beverages - 5.2%
Brown-Forman Corp., Class B	138,951	9,126,302
Coca-Cola Co.	3,171,103	201,713,862
Coca-Cola Consolidated, Inc.	1,198	613,807
Constellation Brands, Inc., Class A	60,829	14,097,121
PepsiCo, Inc.	912,428	164,839,242

Total Beverages		390,390,334

Biotechnology - 1.3%
Amgen, Inc.	383,852	100,814,889

Building Products - 0.3%
A.O. Smith Corp.	67,840	3,883,162
AAON, Inc.	5,015	377,730
Advanced Drainage Systems, Inc.	14,347	1,176,024
Carlisle Cos., Inc.	15,782	3,719,028
Carrier Global Corp.	291,890	12,040,462
Lennox International, Inc.	13,188	3,154,965

Total Building Products		24,351,371

Capital Markets - 5.6%
Ameriprise Financial, Inc.	44,462	13,844,133
Bank of New York Mellon Corp.	711,593	32,391,713
Charles Schwab Corp.	519,568	43,259,232
Evercore, Inc., Class A	28,914	3,153,939
FactSet Research Systems, Inc.	8,371	3,358,529
Goldman Sachs Group, Inc.	242,307	83,203,378
Houlihan Lokey, Inc.	26,817	2,337,370
Interactive Brokers Group, Inc., Class A	17,248	1,247,893
Jefferies Financial Group, Inc.	191,222	6,555,090
LPL Financial Holdings, Inc.	13,075	2,826,423
MarketAxess Holdings, Inc.	9,231	2,574,433
Moody’s Corp.	47,376	13,199,901
Morgan Stanley	1,545,218	131,374,434
Morningstar, Inc.	6,430	1,392,674
MSCI, Inc.	21,169	9,847,184
Nasdaq, Inc.	147,162	9,028,389
S&P Global, Inc.	83,823	28,075,675
SEI Investments Co.	52,207	3,043,668
Stifel Financial Corp.	52,862	3,085,555
T. Rowe Price Group, Inc.	229,402	25,018,582

Total Capital Markets		418,818,195

Chemicals - 1.8%
Air Products and Chemicals, Inc.	121,265	37,381,149
Celanese Corp.	72,013	7,362,609
Chemours Co.	133,278	4,080,972
Corteva, Inc.	171,257	10,066,486
DuPont de Nemours, Inc.	246,067	16,887,578
Ecolab, Inc.	101,862	14,827,033
FMC Corp.	56,173	7,010,390
H.B. Fuller Co.(a)	10,804	773,783
PPG Industries, Inc.	109,513	13,770,165
RPM International, Inc.	59,752	5,822,832
Sherwin-Williams Co.	64,444	15,294,495

Total Chemicals		133,277,492

Commercial Services & Supplies - 0.9%
Cintas Corp.	27,692	12,506,261
MSA Safety, Inc.	14,677	2,116,277
Republic Services, Inc.	119,689	15,438,684
Rollins, Inc.	173,844	6,352,260
Tetra Tech, Inc.	9,985	1,449,722
Waste Management, Inc.	168,175	26,383,294

Total Commercial Services & Supplies		64,246,498

Communications Equipment - 2.4%
Cisco Systems, Inc.	3,327,315	158,513,287
Juniper Networks, Inc.	212,022	6,776,223
Motorola Solutions, Inc.	58,602	15,102,321

Total Communications Equipment		180,391,831

Construction & Engineering - 0.1%
EMCOR Group, Inc.	5,141	761,433
MDU Resources Group, Inc.	149,805	4,545,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2022

Investments	Shares	Value
Quanta Services, Inc.	18,138	$2,584,665
Valmont Industries, Inc.	5,585	1,846,792

Total Construction & Engineering		9,737,974

Construction Materials - 0.2%
Eagle Materials, Inc.	9,101	1,209,068
Martin Marietta Materials, Inc.	12,836	4,338,183
Vulcan Materials Co.	29,991	5,251,724

Total Construction Materials		10,798,975

Consumer Finance - 0.6%
American Express Co.	260,870	38,543,543
FirstCash Holdings, Inc.	16,051	1,394,992
SLM Corp.	163,980	2,722,068

Total Consumer Finance		42,660,603

Containers & Packaging - 0.2%
AptarGroup, Inc.	24,509	2,695,500
Avery Dennison Corp.	34,924	6,321,244
Berry Global Group, Inc.	52,124	3,149,853
Graphic Packaging Holding Co.	150,046	3,338,524
Sealed Air Corp.	51,108	2,549,267

Total Containers & Packaging		18,054,388

Distributors - 0.3%
Genuine Parts Co.	67,970	11,793,475
LKQ Corp.	138,885	7,417,848
Pool Corp.	12,974	3,922,429

Total Distributors		23,133,752

Electrical Equipment - 0.8%
AMETEK, Inc.	43,160	6,030,315
Emerson Electric Co.	345,336	33,172,976
Hubbell, Inc.	28,561	6,702,696
Rockwell Automation, Inc.	54,228	13,967,506
Vertiv Holdings Co.	54,444	743,705

Total Electrical Equipment		60,617,198

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	162,019	12,336,126
CDW Corp.	43,250	7,723,585
Cognex Corp.	30,080	1,417,069
Jabil, Inc.	18,035	1,229,987
TD SYNNEX Corp.	30,921	2,928,528

Total Electronic Equipment, Instruments & Components		25,635,295

Energy Equipment & Services - 0.2%
ChampionX Corp.	56,424	1,635,732
Halliburton Co.	312,607	12,301,085
NOV, Inc.	97,450	2,035,730
Patterson-UTI Energy, Inc.	106,502	1,793,494

Total Energy Equipment & Services		17,766,041

Entertainment - 0.2%
Activision Blizzard, Inc.	128,693	9,851,449
Electronic Arts, Inc.	42,854	5,235,902

Total Entertainment		15,087,351

Equity Real Estate Investment Trusts (REITs) - 1.2%
Extra Space Storage, Inc.	133,775	19,689,005
Lamar Advertising Co., Class A	106,360	10,040,384
Public Storage	126,393	35,414,055
SBA Communications Corp.	28,108	7,878,953
Ventas, Inc.	415,124	18,701,336

Total Equity Real Estate Investment Trusts (REITs)		91,723,733

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	83,905	38,302,633
Sysco Corp.	314,509	24,044,213
Walmart, Inc.	1,064,165	150,887,955

Total Food & Staples Retailing		213,234,801

Food Products - 1.3%
Campbell Soup Co.	226,340	12,844,795
General Mills, Inc.	379,983	31,861,575
Hershey Co.	70,221	16,261,077
Ingredion, Inc.	53,326	5,222,215
Lamb Weston Holdings, Inc.	40,105	3,583,783
Lancaster Colony Corp.	11,450	2,259,085
McCormick & Co., Inc., Non-Voting Shares	125,572	10,408,663
Tyson Foods, Inc., Class A	241,753	15,049,124

Total Food Products		97,490,317

Gas Utilities - 0.2%
National Fuel Gas Co.	67,048	4,244,139
Southwest Gas Holdings, Inc.*	60,998	3,774,556
UGI Corp.	203,087	7,528,435

Total Gas Utilities		15,547,130

Health Care Equipment & Supplies - 0.5%
Cooper Cos., Inc.	6,711	2,219,126
ResMed, Inc.	31,759	6,610,001
Stryker Corp.	117,639	28,761,559
Teleflex, Inc.	9,059	2,261,398

Total Health Care Equipment & Supplies		39,852,084

Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	58,283	9,658,076
Cardinal Health, Inc.	179,180	13,773,567
Chemed Corp.	2,031	1,036,683
Cigna Corp.	112,704	37,343,343
Elevance Health, Inc.	62,007	31,807,731
Encompass Health Corp.	33,850	2,024,569
Ensign Group, Inc.	4,493	425,083
HCA Healthcare, Inc.	70,870	17,005,965
Humana, Inc.	19,419	9,946,218
McKesson Corp.	19,645	7,369,232
UnitedHealth Group, Inc.	302,036	160,133,446
Universal Health Services, Inc., Class B	11,648	1,641,087

Total Health Care Providers & Services		292,165,000

Hotels, Restaurants & Leisure - 3.3%
Aramark	69,664	2,879,910
Churchill Downs, Inc.	4,220	892,235
Darden Restaurants, Inc.	110,147	15,236,634
Domino’s Pizza, Inc.	9,024	3,125,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2022

Investments	Shares	Value
Hilton Worldwide Holdings, Inc.	38,540	$4,869,914
Marriott International, Inc., Class A	81,679	12,161,186
McDonald’s Corp.	431,935	113,827,830
Starbucks Corp.	616,864	61,192,909
Texas Roadhouse, Inc.	37,549	3,415,082
Vail Resorts, Inc.	32,499	7,746,137
Wendy’s Co.	135,250	3,060,707
Yum! Brands, Inc.	128,313	16,434,329

Total Hotels, Restaurants & Leisure		244,842,787

Household Durables - 0.1%
D.R. Horton, Inc.	106,027	9,451,247

Household Products - 4.3%
Church & Dwight Co., Inc.	78,639	6,339,090
Colgate-Palmolive Co.	527,256	41,542,500
Kimberly-Clark Corp.	300,729	40,823,962
Procter & Gamble Co.	1,531,943	232,181,281

Total Household Products		320,886,833

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	408,473	11,747,684
Ormat Technologies, Inc.(a)	12,121	1,048,224

Total Independent Power & Renewable Electricity Producers		12,795,908

Industrial Conglomerates - 2.2%
3M Co.	682,612	81,858,831
General Electric Co.	152,750	12,798,922
Honeywell International, Inc.	339,662	72,789,567

Total Industrial Conglomerates		167,447,320

Insurance - 2.2%
American International Group, Inc.	406,013	25,676,262
Arthur J Gallagher & Co.	54,330	10,243,378
Assurant, Inc.	31,000	3,876,860
Brown & Brown, Inc.	56,040	3,192,599
Cincinnati Financial Corp.	103,401	10,587,228
CNA Financial Corp.	252,405	10,671,683
Erie Indemnity Co., Class A	22,591	5,618,834
First American Financial Corp.	105,499	5,521,818
Globe Life, Inc.	22,841	2,753,483
Hanover Insurance Group, Inc.	23,698	3,202,311
Hartford Financial Services Group, Inc.	200,923	15,235,991
Kinsale Capital Group, Inc.	3,022	790,313
Marsh & McLennan Cos., Inc.	183,949	30,439,880
Primerica, Inc.	14,789	2,097,376
Progressive Corp.	86,383	11,204,739
Selective Insurance Group, Inc.	17,565	1,556,435
Travelers Cos., Inc.	120,098	22,517,174
W.R. Berkley Corp.	36,472	2,646,773

Total Insurance		167,833,137

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	288,236	11,953,147

IT Services - 3.0%
Automatic Data Processing, Inc.	207,908	49,660,905
Broadridge Financial Solutions, Inc.	62,236	8,347,715
Cognizant Technology Solutions Corp., Class A	242,305	13,857,423
Jack Henry & Associates, Inc.	19,928	3,498,560
MasterCard, Inc., Class A	139,038	48,347,684
Maximus, Inc.	20,312	1,489,479
Paychex, Inc.	240,990	27,848,804
Visa, Inc., Class A(a)	362,631	75,340,216

Total IT Services		228,390,786

Leisure Products - 0.2%
Brunswick Corp.	39,006	2,811,552
Hasbro, Inc.	158,665	9,680,152
Polaris, Inc.(a)	37,820	3,819,820

Total Leisure Products		16,311,524

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	47,158	7,057,195
Bruker Corp.	12,679	866,609
Thermo Fisher Scientific, Inc.	52,994	29,183,266
West Pharmaceutical Services, Inc.	10,651	2,506,713

Total Life Sciences Tools & Services		39,613,783

Machinery - 3.3%
Allison Transmission Holdings, Inc.	38,471	1,600,394
Caterpillar, Inc.	284,282	68,102,596
Crane Holdings Co.	29,416	2,954,837
Cummins, Inc.	97,628	23,654,288
Deere & Co.	83,287	35,710,134
Donaldson Co., Inc.	55,890	3,290,244
Dover Corp.	49,457	6,696,972
Flowserve Corp.	82,682	2,536,684
Graco, Inc.	54,667	3,676,903
IDEX Corp.	23,062	5,265,747
Illinois Tool Works, Inc.	188,917	41,618,415
ITT, Inc.	18,863	1,529,789
Lincoln Electric Holdings, Inc.	28,364	4,098,314
Nordson Corp.	16,031	3,810,889
Oshkosh Corp.	32,900	2,901,451
Parker-Hannifin Corp.	60,839	17,704,149
Snap-on, Inc.	39,875	9,111,039
Timken Co.	38,254	2,703,410
Toro Co.	31,790	3,598,628
Xylem, Inc.	54,921	6,072,615

Total Machinery		246,637,498

Media - 0.3%
New York Times Co., Class A	26,836	871,097
News Corp., Class A	158,177	2,878,822
Nexstar Media Group, Inc., Class A	20,843	3,648,150
Sirius XM Holdings, Inc.(a)	1,720,131	10,045,565
TEGNA, Inc.	125,912	2,668,075

Total Media		20,111,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2022

Investments	Shares	Value
Metals & Mining - 0.0%
Royal Gold, Inc.	21,615	$2,436,443

Multi-Utilities - 0.2%
CMS Energy Corp.	225,068	14,253,556

Multiline Retail - 0.9%
Dollar General Corp.	52,879	13,021,454
Target Corp.	337,625	50,319,630

Total Multiline Retail		63,341,084

Oil, Gas & Consumable Fuels - 0.4%
Comstock Resources, Inc.(a)	201,841	2,767,240
EQT Corp.	154,366	5,222,202
Murphy Oil Corp.	95,437	4,104,745
Ovintiv, Inc.	124,443	6,310,505
Targa Resources Corp.	109,551	8,051,998
Texas Pacific Land Corp.(a)	1,409	3,303,020

Total Oil, Gas & Consumable Fuels		29,759,710

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	27,197	1,610,062

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	69,718	17,297,733

Pharmaceuticals - 8.2%
Eli Lilly & Co.	267,942	98,023,901
Johnson & Johnson	1,739,331	307,252,821
Merck & Co., Inc.	1,781,310	197,636,345
Zoetis, Inc.	100,503	14,728,715

Total Pharmaceuticals		617,641,782

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	57,834	6,044,810
Equifax, Inc.	27,018	5,251,218
Exponent, Inc.	12,615	1,250,020
Insperity, Inc.	17,837	2,026,283
Jacobs Solutions, Inc.	23,133	2,777,579
KBR, Inc.	29,737	1,570,114
Leidos Holdings, Inc.	49,136	5,168,616
Robert Half International, Inc.	65,119	4,807,736
Verisk Analytics, Inc.	26,433	4,663,310

Total Professional Services		33,559,686

Road & Rail - 1.9%
CSX Corp.	697,280	21,601,734
Landstar System, Inc.	7,768	1,265,407
Norfolk Southern Corp.	122,431	30,169,447
Old Dominion Freight Line, Inc.	15,705	4,456,765
Union Pacific Corp.	398,284	82,472,668

Total Road & Rail		139,966,021

Semiconductors & Semiconductor Equipment - 6.9%
Applied Materials, Inc.	222,859	21,702,009
Broadcom, Inc.	330,964	185,051,901
KLA Corp.	50,861	19,176,123
Lam Research Corp.	54,745	23,009,323
Micron Technology, Inc.	245,292	12,259,694
Monolithic Power Systems, Inc.	9,966	3,524,077
NVIDIA Corp.	341,018	49,836,371
QUALCOMM, Inc.	717,071	78,834,786
Skyworks Solutions, Inc.	113,089	10,305,801
Teradyne, Inc.	24,656	2,153,702
Texas Instruments, Inc.	666,878	110,181,583
Universal Display Corp.	12,926	1,396,525

Total Semiconductors & Semiconductor Equipment		517,431,895

Software - 8.6%
Bentley Systems, Inc., Class B	38,586	1,426,138
Dolby Laboratories, Inc., Class A	20,401	1,439,086
Gen Digital, Inc.	386,613	8,285,117
Intuit, Inc.	58,430	22,742,125
Microsoft Corp.	2,141,183	513,498,507
Oracle Corp.	1,144,784	93,574,644
Roper Technologies, Inc.	17,007	7,348,555

Total Software		648,314,172

Specialty Retail - 4.9%
Academy Sports & Outdoors, Inc.	15,847	832,601
Advance Auto Parts, Inc.	62,766	9,228,485
Best Buy Co., Inc.	247,965	19,889,273
Dick’s Sporting Goods, Inc.	26,298	3,163,387
Home Depot, Inc.	641,308	202,563,545
Lowe’s Cos., Inc.	323,585	64,471,075
Ross Stores, Inc.	98,252	11,404,110
TJX Cos., Inc.	456,137	36,308,505
Tractor Supply Co.	47,531	10,693,049
Williams-Sonoma, Inc.	48,764	5,603,959

Total Specialty Retail		364,157,989

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	2,638,865	342,867,729
HP, Inc.	945,326	25,400,910
NetApp, Inc.	177,622	10,667,977

Total Technology Hardware, Storage & Peripherals		378,936,616

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	19,230	1,684,163
NIKE, Inc., Class B	412,357	48,249,893
Ralph Lauren Corp.	32,676	3,452,873
Tapestry, Inc.	211,990	8,072,579

Total Textiles, Apparel & Luxury Goods		61,459,508

Tobacco - 3.8%
Altria Group, Inc.	2,179,337	99,617,494
Philip Morris International, Inc.	1,834,691	185,689,076

Total Tobacco		285,306,570

Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	7,682	968,162
Fastenal Co.	362,994	17,176,876
Herc Holdings, Inc.	14,130	1,859,084
MSC Industrial Direct Co., Inc., Class A	36,549	2,986,053
W.W. Grainger, Inc.	16,430	9,139,188

Total Trading Companies & Distributors		32,129,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2022

Investments	Shares	Value
Water Utilities - 0.0%
American States Water Co.	14,267	$1,320,411

TOTAL COMMON STOCKS (Cost: $6,965,849,666)		7,494,438,627

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b) (Cost: $220,284)	220,284	220,284

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $6,966,069,950)		7,494,658,911
Other Assets less Liabilities - 0.2%		13,794,182

NET ASSETS - 100.0%		$7,508,453,093

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,836,198 and the total market value of the collateral held by the Fund was $19,336,562. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,116,278.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,494,438,627	$—	$—	$7,494,438,627
Investment of Cash Collateral for Securities Loaned	—	220,284	—	220,284

Total Investments in Securities	$7,494,438,627	$220,284	$—	$7,494,658,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 100.0%

United States - 100.0%

Aerospace & Defense - 1.2%
Lockheed Martin Corp.	30	$14,595

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	18	1,871

Automobiles - 3.1%
Tesla, Inc.*	292	35,968

Beverages - 0.5%
Monster Beverage Corp.*	60	6,092

Biotechnology - 1.9%
Incyte Corp.*	26	2,088
Regeneron Pharmaceuticals, Inc.*	12	8,658
Seagen, Inc.*	22	2,827
Vertex Pharmaceuticals, Inc.*	30	8,664

Total Biotechnology		22,237

Building Products - 0.3%
Carrier Global Corp.	94	3,877

Capital Markets - 3.1%
Blackstone, Inc.	136	10,090
FactSet Research Systems, Inc.	4	1,605
LPL Financial Holdings, Inc.	10	2,162
Moody’s Corp.	21	5,851
MSCI, Inc.	9	4,186
S&P Global, Inc.	37	12,393

Total Capital Markets		36,287

Chemicals - 0.6%
Sherwin-Williams Co.	30	7,120

Commercial Services & Supplies - 0.3%
Copart, Inc.*	56	3,410

Communications Equipment - 0.5%
Arista Networks, Inc.*	36	4,368
Ubiquiti, Inc.	7	1,915

Total Communications Equipment		6,283

Distributors - 0.1%
Pool Corp.	4	1,209

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	70	5,330
CDW Corp.	16	2,857

Total Electronic Equipment, Instruments & Components		8,187

Entertainment - 1.5%
Netflix, Inc.*	51	15,039
Take-Two Interactive Software, Inc.*	19	1,978

Total Entertainment		17,017

Food Products - 0.1%
Darling Ingredients, Inc.*	18	1,127

Health Care Equipment & Supplies - 2.1%
Align Technology, Inc.*	10	2,109
Dexcom, Inc.*	46	5,209
IDEXX Laboratories, Inc.*	10	4,080
Insulet Corp.*	8	2,355
Intuitive Surgical, Inc.*	41	10,879

Total Health Care Equipment & Supplies		24,632

Health Care Providers & Services - 5.0%
Molina Healthcare, Inc.*	6	1,981
UnitedHealth Group, Inc.	106	56,199

Total Health Care Providers & Services		58,180

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A*	18	2,905

Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc., Class A*	74	6,327
Chipotle Mexican Grill, Inc.*	3	4,162
Domino’s Pizza, Inc.	4	1,386
Starbucks Corp.	130	12,896
Yum! Brands, Inc.	32	4,099

Total Hotels, Restaurants & Leisure		28,870

Household Durables - 0.3%
D.R. Horton, Inc.	40	3,566

Insurance - 0.9%
Erie Indemnity Co., Class A	6	1,493
Progressive Corp.	68	8,820

Total Insurance		10,313

Interactive Media & Services - 10.5%
Alphabet, Inc., Class A*	942	83,113
Meta Platforms, Inc., Class A*	304	36,583
Pinterest, Inc., Class A*	78	1,894
ZoomInfo Technologies, Inc.*	48	1,445

Total Interactive Media & Services		123,035

Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc.*	742	62,328
DoorDash, Inc., Class A*	44	2,148
Etsy, Inc.*	14	1,677

Total Internet & Direct Marketing Retail		66,153

IT Services - 9.0%
Block, Inc.*	70	4,399
EPAM Systems, Inc.*	6	1,966
MasterCard, Inc., Class A	110	38,250
PayPal Holdings, Inc.*	130	9,259
VeriSign, Inc.*	12	2,465
Visa, Inc., Class A	237	49,239

Total IT Services		105,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2022

Investments	Shares	Value
Life Sciences Tools & Services - 0.8%
Bio-Techne Corp.	18	$1,492
Mettler-Toledo International, Inc.*	2	2,891
Waters Corp.*	8	2,740
West Pharmaceutical Services, Inc.	8	1,883

Total Life Sciences Tools & Services		9,006

Machinery - 0.3%
Otis Worldwide Corp.	50	3,915

Media - 0.4%
Sirius XM Holdings, Inc.	452	2,640
Trade Desk, Inc., Class A*	58	2,600

Total Media		5,240

Metals & Mining - 1.0%
Nucor Corp.	30	3,954
Southern Copper Corp.	88	5,315
Steel Dynamics, Inc.	20	1,954

Total Metals & Mining		11,223

Oil, Gas & Consumable Fuels - 0.2%
Texas Pacific Land Corp.	1	2,344

Pharmaceuticals - 0.7%
Zoetis, Inc.	54	7,914

Road & Rail - 0.3%
Old Dominion Freight Line, Inc.	13	3,689

Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc.*	184	11,918
Broadcom, Inc.	48	26,838
Enphase Energy, Inc.*	16	4,239
Entegris, Inc.	18	1,181
KLA Corp.	16	6,032
Lam Research Corp.	16	6,725
Micron Technology, Inc.	124	6,197
Monolithic Power Systems, Inc.	6	2,122
NVIDIA Corp.	284	41,504
Teradyne, Inc.	18	1,572

Total Semiconductors & Semiconductor Equipment		108,328

Software - 18.3%
Adobe, Inc.*	53	17,836
Autodesk, Inc.*	24	4,485
Cadence Design Systems, Inc.*	32	5,141
Crowdstrike Holdings, Inc., Class A*	26	2,738
Datadog, Inc., Class A*	38	2,793
Fair Isaac Corp.*	2	1,197
Fortinet, Inc.*	90	4,400
HubSpot, Inc.*	6	1,735
Intuit, Inc.	32	12,455
Microsoft Corp.	542	129,982
Paycom Software, Inc.*	7	2,172
Paylocity Holding Corp.*	6	1,166
Salesforce, Inc.*	114	15,115
ServiceNow, Inc.*	23	8,930
Workday, Inc., Class A*	30	5,020

Total Software		215,165

Specialty Retail - 4.6%
AutoZone, Inc.*	2	4,932
Home Depot, Inc.	116	36,640
O’Reilly Automotive, Inc.*	7	5,908
Tractor Supply Co.	14	3,150
Ulta Beauty, Inc.*	6	2,814

Total Specialty Retail		53,444

Technology Hardware, Storage & Peripherals - 12.2%
Apple, Inc.	1,106	143,703

Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc., Class B	178	20,828

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,263,880)		1,173,311
Other Assets less Liabilities - 0.0%		305

NET ASSETS - 100.0%		$1,173,616

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,173,311	$—	$—	$1,173,311

Total Investments in Securities	$1,173,311	$—	$—	$1,173,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.0%

Aerospace & Defense - 0.9%
Cadre Holdings, Inc.	85,427	$1,720,500
Kaman Corp.	147,735	3,294,490
Maxar Technologies, Inc.	71,531	3,701,014
Moog, Inc., Class A	44,389	3,895,579
National Presto Industries, Inc.	28,508	1,951,658
Park Aerospace Corp.	88,466	1,186,329

Total Aerospace & Defense		15,749,570

Air Freight & Logistics - 0.2%
Forward Air Corp.	34,472	3,615,768

Auto Components - 1.1%
Dana, Inc.	304,745	4,610,792
LCI Industries	85,178	7,874,706
Patrick Industries, Inc.	74,687	4,526,032
Standard Motor Products, Inc.	82,555	2,872,914

Total Auto Components		19,884,444

Automobiles - 0.2%
Winnebago Industries, Inc.	83,371	4,393,652

Banks - 15.9%
1st Source Corp.	45,617	2,421,807
Amalgamated Financial Corp.	40,155	925,171
Amerant Bancorp, Inc.	26,851	720,681
Arrow Financial Corp.	27,243	923,538
Atlantic Union Bankshares Corp.	139,831	4,913,661
Banc of California, Inc.	66,598	1,060,906
BancFirst Corp.	48,116	4,242,869
Bank First Corp.(a)	6,663	618,460
Bank of Hawaii Corp.	81,986	6,358,834
Bank of Marin Bancorp	15,425	507,174
Bank of Princeton	8,620	273,426
Bank7 Corp.	23,689	606,438
BankUnited, Inc.	200,592	6,814,110
Banner Corp.	70,790	4,473,928
Bar Harbor Bankshares	19,630	628,945
BCB Bancorp, Inc.	39,832	716,578
Berkshire Hills Bancorp, Inc.	48,254	1,442,795
Brookline Bancorp, Inc.	248,587	3,517,506
Business First Bancshares, Inc.	23,404	518,165
Byline Bancorp, Inc.	40,111	921,350
Cambridge Bancorp	16,529	1,372,899
Camden National Corp.	30,755	1,282,176
Capital Bancorp, Inc.	1,862	43,831
Capital City Bank Group, Inc.	22,645	735,962
Capstar Financial Holdings, Inc.	22,304	393,889
Cathay General Bancorp	199,569	8,140,419
Central Pacific Financial Corp.	102,329	2,075,232
Citizens & Northern Corp.	48,462	1,107,841
Citizens Community Bancorp, Inc.	3,996	48,072
City Holding Co.	38,729	3,605,283
CNB Financial Corp.	25,007	594,917
Colony Bankcorp, Inc.	30,392	385,674
Columbia Banking System, Inc.	169,572	5,109,204
Community Bank System, Inc.	84,233	5,302,467
Community Financial Corp.	8,843	352,836
Community Trust Bancorp, Inc.	48,969	2,249,146
ConnectOne Bancorp, Inc.	41,675	1,008,952
Dime Community Bancshares, Inc.	78,816	2,508,713
Eagle Bancorp Montana, Inc.	4,409	71,249
Eagle Bancorp, Inc.	51,271	2,259,513
Eastern Bankshares, Inc.	195,141	3,366,182
Enterprise Bancorp, Inc.	17,115	604,159
Enterprise Financial Services Corp.	47,000	2,301,120
Equity Bancshares, Inc., Class A	6,826	223,005
Farmers National Banc Corp.	98,384	1,389,182
FB Financial Corp.	39,559	1,429,662
Fidelity D&D Bancorp, Inc.	4,888	230,420
Financial Institutions, Inc.	23,230	565,883
First Bancorp	45,738	1,959,416
First Bancorp, Inc.	37,769	1,130,804
First Bancshares, Inc.	18,884	604,477
First Bank	12,124	166,826
First Busey Corp.	87,566	2,164,632
First Business Financial Services, Inc.	9,965	364,221
First Commonwealth Financial Corp.	256,047	3,576,977
First Community Bankshares, Inc.	44,734	1,516,483
First Community Corp.	9,458	207,036
First Financial Bancorp	291,770	7,069,587
First Financial Corp.	20,689	953,349
First Foundation, Inc.	77,410	1,109,285
First Hawaiian, Inc.	323,441	8,422,404
First Internet Bancorp	7,697	186,883
First Merchants Corp.	94,132	3,869,767
First Mid Bancshares, Inc.	15,375	493,230
First National Corp.	2,256	38,645
First Northwest Bancorp	8,983	137,979
First of Long Island Corp.	27,866	501,588
First Savings Financial Group, Inc.	3,099	61,980
Flushing Financial Corp.	44,153	855,685
Fulton Financial Corp.	489,132	8,232,092
German American Bancorp, Inc.	45,356	1,691,779
Great Southern Bancorp, Inc.	18,208	1,083,194
Guaranty Bancshares, Inc.	22,457	777,910
Hanmi Financial Corp.	84,979	2,103,230
HarborOne Bancorp, Inc.	26,083	362,554
Hawthorn Bancshares, Inc.	7,489	163,036
HBT Financial, Inc.	81,103	1,587,186
Heartland Financial USA, Inc.	78,245	3,647,782
Heritage Commerce Corp.	113,485	1,475,305
Heritage Financial Corp.	46,681	1,430,306
Hilltop Holdings, Inc.	66,783	2,004,158
HomeStreet, Inc.	41,785	1,152,430
HomeTrust Bancshares, Inc.	16,565	400,376
Hope Bancorp, Inc.	253,636	3,249,077
Horizon Bancorp, Inc.	55,692	839,835
Independent Bank Corp.	57,406	1,373,152
Independent Bank Group, Inc.	52,037	3,126,383
International Bancshares Corp.	141,972	6,496,639
Investar Holding Corp.	3,002	64,633
Lakeland Bancorp, Inc.	88,638	1,560,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

Investments	Shares	Value
Lakeland Financial Corp.	40,256	$2,937,480
Live Oak Bancshares, Inc.(a)	43,180	1,304,036
Macatawa Bank Corp.	95,257	1,050,685
Mercantile Bank Corp.	26,361	882,566
Meridian Corp.	7,816	236,747
Metrocity Bankshares, Inc.(a)	55,939	1,209,961
Mid Penn Bancorp, Inc.	17,859	535,234
Middlefield Banc Corp.	10,845	297,153
Midland States Bancorp, Inc.	65,153	1,734,373
MidWestOne Financial Group, Inc.	28,945	919,004
MVB Financial Corp.	18,873	415,583
National Bank Holdings Corp., Class A	41,813	1,759,073
NBT Bancorp, Inc.	85,908	3,730,125
Northeast Bank	4,039	170,042
Northrim Bancorp, Inc.	17,140	935,330
Northwest Bancshares, Inc.	342,857	4,793,141
OceanFirst Financial Corp.	92,681	1,969,471
Ohio Valley Banc Corp.	1,289	34,055
Old Second Bancorp, Inc.	21,078	338,091
Orange County Bancorp, Inc.(a)	4,233	197,173
Origin Bancorp, Inc.	29,732	1,091,164
Orrstown Financial Services, Inc.	27,301	632,291
Pacific Premier Bancorp, Inc.	323,492	10,209,408
PacWest Bancorp	304,997	6,999,681
Park National Corp.	40,182	5,655,616
Partners Bancorp(a)	5,710	50,591
Pathward Financial, Inc.	26,123	1,124,595
PCB Bancorp	37,273	659,359
PCSB Financial Corp.	10,339	196,855
Peapack-Gladstone Financial Corp.	9,566	356,047
Peoples Bancorp of North Carolina, Inc.	9,377	305,315
Peoples Bancorp, Inc.	118,197	3,339,065
Peoples Financial Services Corp.(a)	12,311	638,202
Plumas Bancorp	7,532	279,061
Preferred Bank	23,756	1,772,673
Premier Financial Corp.	69,878	1,884,610
Primis Financial Corp.	66,871	792,421
QCR Holdings, Inc.	14,612	725,340
RBB Bancorp	36,204	754,853
Red River Bancshares, Inc.(a)	3,422	174,727
Renasant Corp.	68,220	2,564,390
Republic Bancorp, Inc., Class A	33,301	1,362,677
S&T Bancorp, Inc.	104,427	3,569,315
Salisbury Bancorp, Inc.	23,930	751,402
Sandy Spring Bancorp, Inc.	82,089	2,891,995
Seacoast Banking Corp. of Florida	62,396	1,946,131
Simmons First National Corp., Class A	265,517	5,729,857
SmartFinancial, Inc.	4,862	133,705
South Plains Financial, Inc.	15,053	414,409
Southern States Bancshares, Inc.	2,816	81,523
Southside Bancshares, Inc.	100,963	3,633,658
Stellar Bancorp, Inc.	49,665	1,463,131
Stock Yards Bancorp, Inc.	44,838	2,913,573
Summit State Bank	3,365	53,167
Tompkins Financial Corp.	28,365	2,200,557
Towne Bank	103,778	3,200,514
TriCo Bancshares	54,378	2,772,734
Trustmark Corp.	90,881	3,172,656
Unity Bancorp, Inc.	6,397	174,830
Univest Financial Corp.	50,199	1,311,700
Veritex Holdings, Inc.	69,377	1,948,106
Washington Federal, Inc.	159,241	5,342,536
Washington Trust Bancorp, Inc.	55,171	2,602,968
WesBanco, Inc.	121,880	4,507,122
West Bancorp, Inc.	49,127	1,255,195
Westamerica BanCorp	59,131	3,489,320

Total Banks		292,155,824

Beverages - 0.1%
MGP Ingredients, Inc.	20,166	2,145,259

Building Products - 1.0%
Apogee Enterprises, Inc.	75,767	3,368,601
Armstrong World Industries, Inc.	64,235	4,405,878
CSW Industrials, Inc.	21,458	2,487,626
Griffon Corp.	95,352	3,412,648
Insteel Industries, Inc.	57,888	1,593,078
Quanex Building Products Corp.	108,285	2,564,189

Total Building Products		17,832,020

Capital Markets - 3.5%
Artisan Partners Asset Management, Inc., Class A	247,864	7,361,561
Associated Capital Group, Inc., Class A	1,386	58,198
BGC Partners, Inc., Class A	291,419	1,098,650
Bridge Investment Group Holdings, Inc., Class A	154,384	1,860,327
Brightsphere Investment Group, Inc.	42,484	874,321
Cohen & Steers, Inc.	143,982	9,295,478
Diamond Hill Investment Group, Inc.	3,054	565,051
Federated Hermes, Inc.	223,776	8,125,306
Greenhill & Co., Inc.(a)	15,505	158,926
Hamilton Lane, Inc., Class A	44,678	2,854,031
Moelis & Co., Class A	224,359	8,608,655
Oppenheimer Holdings, Inc., Class A	15,763	667,248
Piper Sandler Cos.	18,607	2,422,445
PJT Partners, Inc., Class A	20,366	1,500,770
Silvercrest Asset Management Group, Inc., Class A	23,141	434,356
StepStone Group, Inc., Class A	84,926	2,138,437
TPG, Inc.(a)	126,518	3,520,996
Value Line, Inc.	12,819	652,231
Victory Capital Holdings, Inc., Class A	200,849	5,388,779
Virtu Financial, Inc., Class A	236,280	4,822,475
Virtus Investment Partners, Inc.	9,097	1,741,530

Total Capital Markets		64,149,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

Investments	Shares	Value
Chemicals - 3.9%
AdvanSix, Inc.	66,387	$2,524,034
American Vanguard Corp.	74,015	1,606,866
Avient Corp.	220,533	7,445,194
Chase Corp.	24,712	2,131,657
FutureFuel Corp.	226,525	1,841,648
Hawkins, Inc.	65,196	2,516,566
Innospec, Inc.	41,544	4,273,216
Koppers Holdings, Inc.	60,524	1,706,777
Kronos Worldwide, Inc.	589,992	5,545,925
Mativ Holdings, Inc.	268,248	5,606,383
Minerals Technologies, Inc.	33,904	2,058,651
NewMarket Corp.	22,280	6,931,531
Northern Technologies International Corp.	34,378	457,571
Quaker Chemical Corp.	19,486	3,252,213
Scotts Miracle-Gro Co.(a)	207,025	10,059,345
Sensient Technologies Corp.	81,783	5,963,616
Stepan Co.	32,601	3,470,702
Tredegar Corp.	186,830	1,909,403
Valhi, Inc.	97,311	2,140,842

Total Chemicals		71,442,140

Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	114,692	5,094,619
ACCO Brands Corp.	527,088	2,946,422
ARC Document Solutions, Inc.	201,141	589,343
Aris Water Solution, Inc., Class A	127,793	1,841,497
Brady Corp., Class A	118,455	5,579,231
Brink’s Co.	65,392	3,512,204
CompX International, Inc.	27,941	516,350
Deluxe Corp.	246,319	4,182,497
Ennis, Inc.	176,045	3,901,157
Healthcare Services Group, Inc.	347,461	4,169,532
HNI Corp.	185,853	5,283,801
Interface, Inc.	161,435	1,593,363
Kimball International, Inc., Class B	252,183	1,639,190
Matthews International Corp., Class A	105,121	3,199,883
MillerKnoll, Inc.	430,442	9,043,586
NL Industries, Inc.	117,710	801,605
Pitney Bowes, Inc.	925,920	3,518,496
Steelcase, Inc., Class A	443,501	3,135,552
UniFirst Corp.	13,451	2,595,908
VSE Corp.(a)	36,450	1,708,776

Total Commercial Services & Supplies		64,853,012

Communications Equipment - 0.3%
ADTRAN Holdings, Inc.	163,354	3,069,421
Comtech Telecommunications Corp.	140,920	1,710,769

Total Communications Equipment		4,780,190

Construction & Engineering - 0.6%
Arcosa, Inc.	40,413	2,196,043
Argan, Inc.	65,641	2,420,840
Granite Construction, Inc.	88,415	3,100,714
Primoris Services Corp.	117,266	2,572,816

Total Construction & Engineering		10,290,413

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	11,596	1,632,253

Consumer Finance - 0.5%
Bread Financial Holdings, Inc.	35,479	1,336,139
Navient Corp.	296,704	4,880,781
Nelnet, Inc., Class A	21,805	1,978,804
Regional Management Corp.	18,467	518,553

Total Consumer Finance		8,714,277

Containers & Packaging - 1.3%
Greif, Inc., Class A	201,172	13,490,594
Myers Industries, Inc.	146,486	3,256,384
Pactiv Evergreen, Inc.	509,181	5,784,296
TriMas Corp.	67,967	1,885,405

Total Containers & Packaging		24,416,679

Distributors - 0.1%
Weyco Group, Inc.	47,753	1,010,454

Diversified Consumer Services - 0.6%
Carriage Services, Inc.	79,502	2,189,485
Graham Holdings Co., Class B	5,563	3,361,220
Strategic Education, Inc.	66,391	5,199,743

Total Diversified Consumer Services		10,750,448

Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc.	18,194	631,878
Alerus Financial Corp.	27,222	635,634
Jackson Financial, Inc., Class A	316,145	10,998,684

Total Diversified Financial Services		12,266,196

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	47,359	2,145,837
Cogent Communications Holdings, Inc.	248,466	14,182,439

Total Diversified Telecommunication Services		16,328,276

Electric Utilities - 0.8%
Genie Energy Ltd., Class B	97,334	1,006,433
MGE Energy, Inc.	78,879	5,553,082
Otter Tail Corp.	149,344	8,767,986

Total Electric Utilities		15,327,501

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	43,516	1,514,792
AZZ, Inc.	66,108	2,657,542
Encore Wire Corp.	15,336	2,109,620
EnerSys	45,890	3,388,518
GrafTech International Ltd.	443,166	2,109,470
LSI Industries, Inc.	151,392	1,853,038
Powell Industries, Inc.	58,339	2,052,366
Preformed Line Products Co.	19,231	1,601,750

Total Electrical Equipment		17,287,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

Investments	Shares	Value
Electronic Equipment, Instruments & Components - 1.6%
Advanced Energy Industries, Inc.	31,898	$2,736,211
Badger Meter, Inc.	34,168	3,725,337
Bel Fuse, Inc., Class B	47,092	1,550,269
Belden, Inc.	33,297	2,394,054
Benchmark Electronics, Inc.	107,384	2,866,079
Climb Global Solutions, Inc.	18,190	573,531
CTS Corp.	47,070	1,855,499
Methode Electronics, Inc.	57,654	2,558,108
Richardson Electronics Ltd.	58,104	1,239,358
Vishay Intertechnology, Inc.	312,193	6,734,003
Vontier Corp.	150,061	2,900,679

Total Electronic Equipment, Instruments & Components		29,133,128

Energy Equipment & Services - 1.2%
Archrock, Inc.	812,298	7,294,436
Cactus, Inc., Class A	79,513	3,996,323
Liberty Energy, Inc., Class A	166,178	2,660,510
RPC, Inc.	300,453	2,671,027
Select Energy Services, Inc., Class A	354,669	3,277,142
Solaris Oilfield Infrastructure, Inc., Class A	194,678	1,933,152

Total Energy Equipment & Services		21,832,590

Entertainment - 0.3%
Marcus Corp.	128,155	1,844,151
World Wrestling Entertainment, Inc., Class A	48,052	3,292,523

Total Entertainment		5,136,674

Equity Real Estate Investment Trusts (REITs) - 9.4%
Alexander & Baldwin, Inc.*	36,370	681,210
Alexander’s, Inc.(a)	11,630	2,559,298
Alpine Income Property Trust, Inc.	21,829	416,497
American Assets Trust, Inc.	33,588	890,082
Armada Hoffler Properties, Inc.	68,182	784,093
Broadstone Net Lease, Inc.	378,792	6,140,218
BRT Apartments Corp.	45,711	897,764
CareTrust REIT, Inc.	103,903	1,930,518
CBL & Associates Properties, Inc.	24,983	576,608
Centerspace	12,121	711,139
Community Healthcare Trust, Inc.	36,313	1,300,005
Corporate Office Properties Trust	97,088	2,518,463
CTO Realty Growth, Inc.(a)	57,534	1,051,721
DiamondRock Hospitality Co.	197,935	1,621,088
Douglas Emmett, Inc.	448,882	7,038,470
Easterly Government Properties, Inc.	78,854	1,125,247
Elme Communities	70,847	1,261,077
Empire State Realty Trust, Inc., Class A(a)	178,766	1,204,883
EPR Properties	411,031	15,504,089
Essential Properties Realty Trust, Inc.	389,049	9,130,980
Farmland Partners, Inc.	34,227	426,468
Four Corners Property Trust, Inc.	192,303	4,986,417
Getty Realty Corp.	85,238	2,885,306
Gladstone Commercial Corp.	90,624	1,676,544
Gladstone Land Corp.(a)	39,812	730,550
Global Medical REIT, Inc.	55,304	524,282
Highwoods Properties, Inc.	281,830	7,885,603
Hudson Pacific Properties, Inc.	358,885	3,491,951
Indus Realty Trust, Inc.	8,075	512,682
Innovative Industrial Properties, Inc.	57,756	5,853,571
InvenTrust Properties Corp.	59,432	1,406,755
JBG SMITH Properties	43,091	817,867
LTC Properties, Inc.	79,837	2,836,609
LXP Industrial Trust	284,762	2,853,315
Macerich Co.	292,701	3,295,813
National Health Investors, Inc.	73,032	3,813,731
NETSTREIT Corp.	53,331	977,557
NexPoint Residential Trust, Inc.	26,528	1,154,499
One Liberty Properties, Inc.	44,529	989,434
Orion Office REIT, Inc.	77,573	662,473
Outfront Media, Inc.	396,581	6,575,313
Paramount Group, Inc.	99,864	593,192
Park Hotels & Resorts, Inc.	224,278	2,644,238
Pebblebrook Hotel Trust	133,799	1,791,569
Physicians Realty Trust	518,309	7,499,931
Plymouth Industrial REIT, Inc.	36,091	692,225
RLJ Lodging Trust	163,781	1,734,441
RPT Realty	69,980	702,599
Sabra Health Care REIT, Inc.	934,387	11,614,430
Safehold, Inc.	58,927	1,686,491
Saul Centers, Inc.	30,358	1,234,963
Service Properties Trust	356,595	2,599,578
SITE Centers Corp.	379,110	5,178,643
SL Green Realty Corp.	262,579	8,854,164
Summit Hotel Properties, Inc.	113,318	818,156
Sunstone Hotel Investors, Inc.	194,650	1,880,319
Tanger Factory Outlet Centers, Inc.	157,118	2,818,697
UMH Properties, Inc.	87,528	1,409,201
Uniti Group, Inc.	419,536	2,320,034
Universal Health Realty Income Trust	12,912	616,290
Urban Edge Properties	71,500	1,007,435
Urstadt Biddle Properties, Inc., Class A	34,309	650,156
Whitestone REIT	87,858	846,951
Xenia Hotels & Resorts, Inc.	109,090	1,437,806

Total Equity Real Estate Investment Trusts (REITs)		172,331,699

Food & Staples Retailing - 1.0%
Andersons, Inc.	87,845	3,073,697
Ingles Markets, Inc., Class A	22,697	2,189,353
Natural Grocers by Vitamin Cottage, Inc.	130,703	1,194,625
PriceSmart, Inc.	47,198	2,868,694
SpartanNash Co.	124,549	3,766,362
Village Super Market, Inc., Class A	56,201	1,308,921
Weis Markets, Inc.	53,185	4,376,594

Total Food & Staples Retailing		18,778,246

Food Products - 1.5%
Alico, Inc.	30,143	719,514
Cal-Maine Foods, Inc.	228,632	12,449,012
Calavo Growers, Inc.	81,436	2,394,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

Investments	Shares	Value
J & J Snack Foods Corp.	32,502	$4,865,875
John B. Sanfilippo & Son, Inc.	25,185	2,048,044
Limoneira Co.	87,757	1,071,513
Tootsie Roll Industries, Inc.	68,570	2,919,025
Utz Brands, Inc.	132,484	2,101,196

Total Food Products		28,568,397

Gas Utilities - 0.8%
Chesapeake Utilities Corp.	45,321	5,356,036
Northwest Natural Holding Co.	172,372	8,203,183
RGC Resources, Inc.	33,775	744,739

Total Gas Utilities		14,303,958

Health Care Equipment & Supplies - 0.8%
Atrion Corp.	4,092	2,289,269
CONMED Corp.	37,498	3,323,823
Embecta Corp.	142,965	3,615,585
LeMaitre Vascular, Inc.	53,425	2,458,618
Mesa Laboratories, Inc.	10,348	1,719,941
Utah Medical Products, Inc.	12,928	1,299,652

Total Health Care Equipment & Supplies		14,706,888

Health Care Providers & Services - 1.4%
National HealthCare Corp.	62,237	3,703,102
National Research Corp.	67,220	2,507,306
Owens & Minor, Inc.*	79,431	1,551,287
Patterson Cos., Inc.	317,914	8,911,129
Select Medical Holdings Corp.	228,670	5,677,876
U.S. Physical Therapy, Inc.	33,026	2,676,097

Total Health Care Providers & Services		25,026,797

Health Care Technology - 0.1%
Simulations Plus, Inc.	45,961	1,680,794

Hotels, Restaurants & Leisure - 3.1%
Bloomin’ Brands, Inc.	309,414	6,225,410
Bluegreen Vacations Holding Corp.	85,383	2,131,160
Canterbury Park Holding Corp.*	19,097	596,972
Cheesecake Factory, Inc.(a)	164,375	5,212,331
Cracker Barrel Old Country Store, Inc.	91,344	8,653,931
Dine Brands Global, Inc.	53,177	3,435,234
Jack in the Box, Inc.	53,415	3,644,506
Krispy Kreme, Inc.	204,309	2,108,469
Nathan’s Famous, Inc.	19,138	1,286,265
Papa John’s International, Inc.	66,811	5,499,213
RCI Hospitality Holdings, Inc.	18,617	1,734,918
Red Rock Resorts, Inc., Class A	124,900	4,997,249
Ruth’s Hospitality Group, Inc.	166,937	2,584,185
Travel + Leisure Co.	267,106	9,722,658

Total Hotels, Restaurants & Leisure		57,832,501

Household Durables - 1.8%
Bassett Furniture Industries, Inc.	47,170	819,815
Century Communities, Inc.	93,111	4,656,481
Ethan Allen Interiors, Inc.	156,603	4,137,451
Hamilton Beach Brands Holding Co., Class A	46,308	573,756
Hooker Furnishings Corp.	70,486	1,318,088
Installed Building Products, Inc.	46,813	4,007,193
KB Home	148,492	4,729,470
La-Z-Boy, Inc.	150,896	3,443,447
Lifetime Brands, Inc.	103,135	782,795
MDC Holdings, Inc.	284,321	8,984,543

Total Household Durables		33,453,039

Household Products - 1.0%
Energizer Holdings, Inc.	198,407	6,656,555
Oil-Dri Corp. of America	28,348	950,792
Spectrum Brands Holdings, Inc.	99,022	6,032,420
WD-40 Co.	25,240	4,068,940

Total Household Products		17,708,707

Insurance - 1.6%
American Equity Investment Life Holding Co.	74,346	3,391,664
AMERISAFE, Inc.	22,981	1,194,323
CNO Financial Group, Inc.	245,907	5,618,975
Donegal Group, Inc., Class A	81,311	1,154,616
Employers Holdings, Inc.	29,544	1,274,233
Horace Mann Educators Corp.	61,184	2,286,446
Mercury General Corp.	101,004	3,454,337
National Western Life Group, Inc., Class A	3,190	896,390
ProAssurance Corp.	56,409	985,465
Safety Insurance Group, Inc.	50,378	4,244,850
Stewart Information Services Corp.	96,181	4,109,814
Tiptree, Inc.	64,748	896,112
United Fire Group, Inc.	29,010	793,714

Total Insurance		30,300,939

Interactive Media & Services - 0.2%
Shutterstock, Inc.	74,306	3,917,412

Internet & Direct Marketing Retail - 0.1%
PetMed Express, Inc.(a)	113,003	2,000,153

IT Services - 0.9%
Cass Information Systems, Inc.	68,844	3,154,432
CSG Systems International, Inc.	92,021	5,263,601
Hackett Group, Inc.	122,834	2,502,129
Information Services Group, Inc.	259,617	1,194,238
TTEC Holdings, Inc.	101,334	4,471,870

Total IT Services		16,586,270

Leisure Products - 0.7%
Acushnet Holdings Corp.	99,860	4,240,056
Escalade, Inc.	74,722	760,670
Johnson Outdoors, Inc., Class A	41,624	2,752,179
Marine Products Corp.(a)	94,396	1,111,041
Smith & Wesson Brands, Inc.(a)	237,050	2,057,594
Sturm Ruger & Co., Inc.(a)	58,986	2,985,871

Total Leisure Products		13,907,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

Investments	Shares	Value
Life Sciences Tools & Services - 0.1%
Bio-Techne Corp.	34,085	$2,824,965

Machinery - 5.1%
Alamo Group, Inc.	15,433	2,185,313
Albany International Corp., Class A	37,250	3,672,477
Astec Industries, Inc.	54,421	2,212,758
Barnes Group, Inc.	90,606	3,701,255
Columbus McKinnon Corp.	69,391	2,253,126
Douglas Dynamics, Inc.	83,192	3,008,223
Eastern Co.	18,970	365,742
Enerpac Tool Group Corp.	72,264	1,839,119
EnPro Industries, Inc.	31,662	3,441,343
Esab Corp.	51,065	2,395,970
ESCO Technologies, Inc.	22,086	1,933,408
Federal Signal Corp.	77,306	3,592,410
Gorman-Rupp Co.	103,540	2,652,695
Graham Corp.*	53,470	514,381
Greenbrier Cos., Inc.	108,697	3,644,610
Helios Technologies, Inc.	48,694	2,650,901
Hillenbrand, Inc.	150,065	6,403,273
Hurco Cos., Inc.	30,713	802,531
Hyster-Yale Materials Handling, Inc.	66,632	1,686,456
John Bean Technologies Corp.	29,229	2,669,484
Kadant, Inc.	14,070	2,499,254
Kennametal, Inc.	194,625	4,682,677
Lindsay Corp.	17,167	2,795,646
Miller Industries, Inc.	60,693	1,618,075
Mueller Water Products, Inc., Class A	356,722	3,838,329
Omega Flex, Inc.(a)	23,711	2,212,710
Park-Ohio Holdings Corp.	70,404	861,041
REV Group, Inc.	172,634	2,178,641
Shyft Group, Inc.	83,552	2,077,103
Standex International Corp.	27,441	2,810,233
Tennant Co.	47,200	2,906,104
Terex Corp.	87,176	3,724,159
Trinity Industries, Inc.	228,331	6,751,748
Wabash National Corp.	119,246	2,694,960

Total Machinery		93,276,155

Marine - 0.3%
Matson, Inc.	77,952	4,872,780

Media - 1.0%
Entravision Communications Corp., Class A	334,301	1,604,645
Gray Television, Inc.	302,260	3,382,289
John Wiley & Sons, Inc., Class A	124,229	4,976,614
Saga Communications, Inc., Class A	22,815	538,434
Scholastic Corp.	84,307	3,326,754
Sinclair Broadcast Group, Inc., Class A	270,923	4,202,016

Total Media		18,030,752

Metals & Mining - 2.4%
Alpha Metallurgical Resources, Inc.	25,651	3,755,050
Carpenter Technology Corp.	96,729	3,573,169
Compass Minerals International, Inc.	65,415	2,682,015
Gold Resource Corp.	475,786	727,953
Haynes International, Inc.	53,560	2,447,156
Hecla Mining Co.	514,666	2,861,543
Kaiser Aluminum Corp.	56,231	4,271,307
Materion Corp.	26,893	2,353,406
Olympic Steel, Inc.	46,065	1,546,863
Ramaco Resources, Inc.(a)	237,657	2,089,005
Ryerson Holding Corp.	103,149	3,121,289
Schnitzer Steel Industries, Inc., Class A	87,232	2,673,661
SunCoke Energy, Inc.	473,152	4,083,302
Warrior Met Coal, Inc.	73,056	2,530,660
Worthington Industries, Inc.	103,274	5,133,750

Total Metals & Mining		43,850,129

Multi-Utilities - 1.4%
Avista Corp.	241,254	10,697,202
NorthWestern Corp.	195,393	11,594,621
Unitil Corp.	77,398	3,975,161

Total Multi-Utilities		26,266,984

Multiline Retail - 0.6%
Big Lots, Inc.(a)	182,978	2,689,776
Nordstrom, Inc.(a)	492,520	7,949,273

Total Multiline Retail		10,639,049

Oil, Gas & Consumable Fuels - 5.5%
Arch Resources, Inc.	100,898	14,407,225
Berry Corp.	456,693	3,653,544
California Resources Corp.	225,513	9,812,071
CONSOL Energy, Inc.	199,500	12,967,500
Crescent Energy Co., Class A(a)	257,044	3,081,958
Delek U.S. Holdings, Inc.	195,082	5,267,214
Evolution Petroleum Corp.	193,437	1,460,449
Excelerate Energy, Inc., Class A	59,421	1,488,496
HighPeak Energy, Inc.(a)	107,728	2,463,739
Kinetik Holdings, Inc.(a)	232,173	7,680,283
NACCO Industries, Inc., Class A	29,761	1,130,918
Northern Oil and Gas, Inc.	222,286	6,850,855
Permian Resources Corp.	562,338	5,285,977
PHX Minerals, Inc.	185,452	721,408
Ranger Oil Corp., Class A	46,397	1,875,831
Riley Exploration Permian, Inc.	125,801	3,702,323
Sitio Royalties Corp., Class A(a)	424,005	12,232,550
VAALCO Energy, Inc.(a)	569,049	2,594,864
World Fuel Services Corp.	145,036	3,963,834

Total Oil, Gas & Consumable Fuels		100,641,039

Paper & Forest Products - 0.3%
Sylvamo Corp.	103,202	5,014,585

Personal Products - 1.3%
Edgewell Personal Care Co.	89,217	3,438,423
Inter Parfums, Inc.	76,616	7,394,976
Medifast, Inc.	52,341	6,037,534
Nu Skin Enterprises, Inc., Class A	161,903	6,825,831

Total Personal Products		23,696,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

Investments	Shares	Value
Pharmaceuticals - 0.1%
Phibro Animal Health Corp., Class A	122,240	$1,639,238

Professional Services - 1.3%
Barrett Business Services, Inc.	22,819	2,128,556
BGSF, Inc.	50,335	771,132
CRA International, Inc.	23,820	2,916,283
Heidrick & Struggles International, Inc.	85,226	2,383,771
HireQuest, Inc.	22,647	358,049
ICF International, Inc.	20,153	1,996,155
Kelly Services, Inc., Class A	129,545	2,189,311
Kforce, Inc.	72,472	3,973,640
Korn Ferry	84,899	4,297,587
Resources Connection, Inc.	170,225	3,128,735

Total Professional Services		24,143,219

Real Estate Management & Development - 0.5%
eXp World Holdings, Inc.(a)	147,515	1,634,466
Kennedy-Wilson Holdings, Inc.	183,557	2,887,351
Marcus & Millichap, Inc.	35,895	1,236,583
Newmark Group, Inc., Class A	152,268	1,213,576
St. Joe Co.	53,423	2,064,799

Total Real Estate Management & Development		9,036,775

Road & Rail - 1.0%
ArcBest Corp.	29,714	2,081,169
Covenant Logistics Group, Inc.	48,117	1,663,405
Heartland Express, Inc.	109,605	1,681,341
Marten Transport Ltd.	162,652	3,217,256
Schneider National, Inc., Class B	187,859	4,395,901
Universal Logistics Holdings, Inc.	82,696	2,765,354
Werner Enterprises, Inc.	76,656	3,086,170

Total Road & Rail		18,890,596

Semiconductors & Semiconductor Equipment - 0.1%
NVE Corp.	27,832	1,802,122

Software - 1.2%
A10 Networks, Inc.	166,899	2,775,530
Adeia, Inc.	267,215	2,533,198
American Software, Inc., Class A	173,159	2,541,974
Ebix, Inc.	119,695	2,389,112
InterDigital, Inc.	88,528	4,380,366
Pegasystems, Inc.	75,580	2,587,859
Progress Software Corp.	82,159	4,144,922

Total Software		21,352,961

Specialty Retail - 3.0%
Aaron’s Co., Inc.	171,761	2,052,544
Arko Corp.	270,071	2,338,815
Big 5 Sporting Goods Corp.	152,760	1,348,871
Buckle, Inc.	205,481	9,318,563
Caleres, Inc.	99,976	2,227,465
Camping World Holdings, Inc., Class A	222,692	4,970,485
Cato Corp., Class A	66,472	620,184
Designer Brands, Inc., Class A	218,936	2,141,194
Group 1 Automotive, Inc.	15,575	2,809,263
Guess?, Inc.	232,748	4,815,556
Haverty Furniture Cos., Inc.	77,862	2,328,074
Hibbett, Inc.	37,312	2,545,425
JOANN, Inc.	177,002	504,456
Monro, Inc.	84,155	3,803,806
Rent-A-Center, Inc.	285,359	6,434,846
Shoe Carnival, Inc.	89,198	2,132,724
Sonic Automotive, Inc., Class A	64,864	3,195,849
Winmark Corp.	9,792	2,309,247

Total Specialty Retail		55,897,367

Technology Hardware, Storage & Peripherals - 0.6%
Immersion Corp.*	153,764	1,080,961
Xerox Holdings Corp.	698,183	10,193,472

Total Technology Hardware, Storage & Peripherals		11,274,433

Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc.(a)	125,716	9,379,671
Kontoor Brands, Inc.(a)	201,140	8,043,589
Levi Strauss & Co., Class A(a)	287,724	4,465,476
Movado Group, Inc.	86,897	2,802,428
Oxford Industries, Inc.	44,570	4,153,033
Rocky Brands, Inc.(a)	39,236	926,754
Steven Madden Ltd.	170,327	5,443,651
Superior Group of Cos., Inc.	93,484	940,449
Wolverine World Wide, Inc.	352,881	3,856,989

Total Textiles, Apparel & Luxury Goods		40,012,040

Thrifts & Mortgage Finance - 2.3%
Capitol Federal Financial, Inc.	299,722	2,592,595
CF Bankshares, Inc.	2,684	56,847
ESSA Bancorp, Inc.	21,725	453,401
Federal Agricultural Mortgage Corp., Class C	21,448	2,417,404
FS Bancorp, Inc.	13,183	440,840
Greene County Bancorp, Inc.	10,812	620,825
Hingham Institution for Savings	1,889	521,288
Home Bancorp, Inc.	15,001	600,490
Kearny Financial Corp.	68,431	694,575
Luther Burbank Corp.	82,450	916,020
Merchants Bancorp	46,816	1,138,565
Northeast Community Bancorp, Inc.	20,119	300,175
Northfield Bancorp, Inc.	70,026	1,101,509
OP Bancorp	41,768	466,131
PennyMac Financial Services, Inc.	50,765	2,876,345
Provident Bancorp, Inc.	26,804	195,133
Provident Financial Services, Inc.	184,847	3,948,332
Radian Group, Inc.	630,256	12,018,982
Southern Missouri Bancorp, Inc.	14,472	663,252
Timberland Bancorp, Inc.	18,015	614,852
TrustCo Bank Corp.	29,507	1,109,168
UWM Holdings Corp.(a)	342,216	1,132,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

Investments	Shares	Value
Walker & Dunlop, Inc.	52,108	$4,089,436
WSFS Financial Corp.	57,448	2,604,692

Total Thrifts & Mortgage Finance		41,573,592

Tobacco - 1.0%
Turning Point Brands, Inc.	87,428	1,891,068
Universal Corp.	124,664	6,583,506
Vector Group Ltd.	858,349	10,180,019

Total Tobacco		18,654,593

Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	159,465	2,103,343
Boise Cascade Co.	55,285	3,796,421
Global Industrial Co.	135,146	3,179,985
H&E Equipment Services, Inc.	110,952	5,037,221
McGrath RentCorp	58,032	5,730,080
Rush Enterprises, Inc., Class A	118,731	6,207,257
Veritiv Corp.	35,509	4,321,800

Total Trading Companies & Distributors		30,376,107

Water Utilities - 1.0%
Artesian Resources Corp., Class A	45,707	2,677,516
California Water Service Group	88,551	5,369,733
Global Water Resources, Inc.	94,605	1,256,354
Middlesex Water Co.	39,540	3,110,612
SJW Group	58,960	4,786,962
York Water Co.	44,903	2,019,737

Total Water Utilities		19,220,914

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	102,967	1,635,116
Spok Holdings, Inc.	89,637	734,127
Telephone and Data Systems, Inc.	593,649	6,227,378

Total Wireless Telecommunication Services		8,596,621

Total United States		1,817,814,626

Puerto Rico - 0.7%

Banks - 0.5%
First Bancorp	550,990	7,008,593
OFG Bancorp	96,827	2,668,552

Total Banks		9,677,145

IT Services - 0.2%
EVERTEC, Inc.	89,068	2,884,022

Total Puerto Rico		12,561,167

TOTAL COMMON STOCKS (Cost: $1,846,952,936)		1,830,375,793

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $1,113,665)	27,866	1,146,407

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $42,631,889)	42,631,889	42,631,889

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $1,890,698,490)		1,874,154,089
Other Assets less Liabilities - (2.1)%		(38,131,940)

NET ASSETS - 100.0%		$1,836,022,149

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $79,060,401 and the total market value of the collateral held by the Fund was $81,278,081. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,646,192.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$1,218,396	$9,948,730	$9,609,077	$(432,674)	$21,032	$1,146,407	$71,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,830,375,793	$—	$—	$1,830,375,793
Exchange-Traded Fund	1,146,407	—	—	1,146,407
Investment of Cash Collateral for Securities Loaned	—	42,631,889	—	42,631,889

Total Investments in Securities	$1,831,522,200	$42,631,889	$—	$1,874,154,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.8%

Aerospace & Defense - 0.8%
AAR Corp.*	15,803	$709,555
Aerovironment, Inc.*	5,311	454,940
AerSale Corp.*	30,690	497,792
Cadre Holdings, Inc.	7,074	142,470
Ducommun, Inc.*	21,250	1,061,650
Kaman Corp.	6,849	152,733
Kratos Defense & Security Solutions, Inc.*	5,073	52,353
Maxar Technologies, Inc.	16,290	842,845
National Presto Industries, Inc.	843	57,712
Park Aerospace Corp.	8,927	119,711
Triumph Group, Inc.*	36,335	382,244
V2X, Inc.*	15,458	638,261

Total Aerospace & Defense		5,112,266

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	52,207	1,356,338

Airlines - 0.2%
Allegiant Travel Co.*	6,123	416,303
SkyWest, Inc.*	56,564	933,871
Sun Country Airlines Holdings, Inc.*	15,651	248,225

Total Airlines		1,598,399

Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc.*	57,077	446,342
Dana, Inc.	37,525	567,753
Gentherm, Inc.*	8,723	569,525
Holley, Inc.*	126,569	268,326
LCI Industries	35,705	3,300,927
Modine Manufacturing Co.*	34,034	675,915
Motorcar Parts of America, Inc.*	9,668	114,663
Patrick Industries, Inc.	45,763	2,773,238
Standard Motor Products, Inc.	15,249	530,665
XPEL, Inc.*	6,250	375,375

Total Auto Components		9,622,729

Automobiles - 0.5%
Winnebago Industries, Inc.	58,302	3,072,515

Banks - 13.0%
1st Source Corp.	16,739	888,674
ACNB Corp.	6,060	241,249
Amalgamated Financial Corp.	18,088	416,748
Amerant Bancorp, Inc.	20,191	541,926
American National Bankshares, Inc.	7,921	292,523
Arrow Financial Corp.	11,784	399,478
Banc of California, Inc.	49,645	790,845
Bancorp, Inc.*	28,205	800,458
Bank First Corp.(a)	3,017	280,038
Bank of Marin Bancorp	10,568	347,476
Bankwell Financial Group, Inc.	10,193	299,980
Banner Corp.	21,758	1,375,106
Baycom Corp.	11,087	210,431
BCB Bancorp, Inc.	18,639	335,316
Berkshire Hills Bancorp, Inc.	21,324	637,588
Brookline Bancorp, Inc.	67,735	958,450
Business First Bancshares, Inc.	18,791	416,033
Byline Bancorp, Inc.	33,283	764,511
Cambridge Bancorp	4,753	394,784
Camden National Corp.	13,324	555,478
Capital Bancorp, Inc.	11,406	268,497
Capital City Bank Group, Inc.	5,305	172,413
Capstar Financial Holdings, Inc.	21,672	382,728
Carter Bankshares, Inc.*	11,788	195,563
Central Pacific Financial Corp.	33,180	672,890
Citizens & Northern Corp.	8,793	201,008
City Holding Co.	7,494	697,616
Civista Bancshares, Inc.	14,130	311,001
CNB Financial Corp.	20,940	498,163
Coastal Financial Corp.*	4,125	196,020
Colony Bankcorp, Inc.	22,366	283,825
Community Trust Bancorp, Inc.	11,497	528,057
ConnectOne Bancorp, Inc.	30,002	726,348
CrossFirst Bankshares, Inc.*	41,386	513,600
Customers Bancorp, Inc.*	72,124	2,043,994
Dime Community Bancshares, Inc.	25,411	808,832
Eagle Bancorp, Inc.	15,913	701,286
Enterprise Bancorp, Inc.	10,050	354,765
Enterprise Financial Services Corp.	25,966	1,271,295
Equity Bancshares, Inc., Class A	9,932	324,478
Esquire Financial Holdings, Inc.	3,948	170,790
Farmers & Merchants Bancorp, Inc.	9,297	252,692
Farmers National Banc Corp.	24,143	340,899
FB Financial Corp.	22,012	795,514
Financial Institutions, Inc.	25,065	610,583
First Bancorp	17,301	741,175
First Bancorp, Inc.	10,976	328,621
First Bancshares, Inc.	16,065	514,241
First Busey Corp.	39,282	971,051
First Business Financial Services, Inc.	5,710	208,701
First Commonwealth Financial Corp.	71,525	999,204
First Community Bankshares, Inc.	11,337	384,324
First Financial Bancorp	72,551	1,757,911
First Financial Corp.	9,606	442,644
First Foundation, Inc.	70,545	1,010,910
First Internet Bancorp	14,458	351,040
First Mid Bancshares, Inc.	20,732	665,083
First of Long Island Corp.	22,942	412,956
First Western Financial, Inc.*(a)	4,511	126,985
Five Star Bancorp	12,457	339,329
Flushing Financial Corp.	34,912	676,595
FVCBankcorp, Inc.*	10,265	195,754
German American Bancorp, Inc.	14,892	555,472
Great Southern Bancorp, Inc.	8,401	499,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Guaranty Bancshares, Inc.	9,849	$341,169
Hanmi Financial Corp.	28,416	703,296
HarborOne Bancorp, Inc.	24,187	336,199
Heartland Financial USA, Inc.	26,860	1,252,213
Heritage Commerce Corp.	25,561	332,293
Heritage Financial Corp.	26,615	815,484
Hilltop Holdings, Inc.	30,134	904,321
HomeStreet, Inc.	29,054	801,309
HomeTrust Bancshares, Inc.	12,883	311,382
Hope Bancorp, Inc.	129,933	1,664,442
Horizon Bancorp, Inc.	48,599	732,873
Independent Bank Corp.	16,884	403,865
John Marshall Bancorp, Inc.	6,166	177,457
Lakeland Bancorp, Inc.	36,941	650,531
Lakeland Financial Corp.	10,414	759,910
Live Oak Bancshares, Inc.	23,484	709,217
Macatawa Bank Corp.	12,549	138,415
Mercantile Bank Corp.	12,488	418,098
Metrocity Bankshares, Inc.	24,813	536,705
Metropolitan Bank Holding Corp.*	11,914	698,994
Mid Penn Bancorp, Inc.	7,582	227,233
Midland States Bancorp, Inc.	25,956	690,949
MidWestOne Financial Group, Inc.	14,211	451,199
MVB Financial Corp.	13,249	291,743
National Bank Holdings Corp., Class A	16,434	691,378
NBT Bancorp, Inc.	27,238	1,182,674
Nicolet Bankshares, Inc.*	8,069	643,826
Northeast Bank	9,986	420,411
Northrim Bancorp, Inc.	5,810	317,052
Northwest Bancshares, Inc.	66,114	924,274
OceanFirst Financial Corp.	40,050	851,062
Old Second Bancorp, Inc.	11,297	181,204
Origin Bancorp, Inc.	17,240	632,708
Orrstown Financial Services, Inc.	8,455	195,818
Parke Bancorp, Inc.	17,237	357,495
Pathward Financial, Inc.	27,439	1,181,249
PCB Bancorp	18,266	323,126
PCSB Financial Corp.	9,112	173,492
Peapack-Gladstone Financial Corp.	10,419	387,795
Peoples Bancorp, Inc.	29,802	841,906
Peoples Financial Services Corp.	4,499	233,228
Preferred Bank	10,739	801,344
Premier Financial Corp.	22,524	607,472
Primis Financial Corp.	10,032	118,879
Professional Holding Corp., Class A*	5,326	147,743
QCR Holdings, Inc.	16,329	810,572
RBB Bancorp	24,495	510,721
Renasant Corp.	31,270	1,175,439
Republic Bancorp, Inc., Class A	16,754	685,574
Republic First Bancorp, Inc.*(a)	102,596	220,581
S&T Bancorp, Inc.	24,715	844,759
Sandy Spring Bancorp, Inc.	27,486	968,332
Seacoast Banking Corp. of Florida	28,898	901,329
Shore Bancshares, Inc.	8,447	147,231
Sierra Bancorp	21,046	447,017
Silvergate Capital Corp., Class A*(a)	38,208	664,819
SmartFinancial, Inc.	7,083	194,783
South Plains Financial, Inc.	12,238	336,912
Southern First Bancshares, Inc.*	6,607	302,270
Southside Bancshares, Inc.	25,308	910,835
Stellar Bancorp, Inc.	15,334	451,740
Stock Yards Bancorp, Inc.	10,535	684,564
Summit Financial Group, Inc.	13,626	339,151
Third Coast Bancshares, Inc.*	7,689	141,708
Towne Bank	48,461	1,494,537
TriCo Bancshares	16,961	864,841
Triumph Financial, Inc.*	11,998	586,342
Trustmark Corp.	33,367	1,164,842
Unity Bancorp, Inc.	9,171	250,643
Univest Financial Corp.	15,832	413,690
Veritex Holdings, Inc.	37,495	1,052,860
Washington Federal, Inc.	47,263	1,585,674
Washington Trust Bancorp, Inc.	13,343	629,523
WesBanco, Inc.	40,835	1,510,078
West Bancorp, Inc.	20,696	528,783
Westamerica BanCorp	12,595	743,231

Total Banks		82,578,534

Beverages - 0.1%
Duckhorn Portfolio, Inc.*	35,610	590,058
Vita Coco Co., Inc.*	13,210	182,562

Total Beverages		772,620

Biotechnology - 1.9%
ACADIA Pharmaceuticals, Inc.*	38,008	605,087
Arcus Biosciences, Inc.*	18,522	383,035
Avid Bioservices, Inc.*(a)	16,176	222,743
Catalyst Pharmaceuticals, Inc.*	29,667	551,806
Chimerix, Inc.*	183,883	342,022
Dynavax Technologies Corp.*	174,656	1,858,340
Eagle Pharmaceuticals, Inc.*	22,369	653,846
Emergent BioSolutions, Inc.*	95,585	1,128,859
Humacyte, Inc.*(a)	97,388	205,489
Intercept Pharmaceuticals, Inc.*	87,981	1,088,325
Ironwood Pharmaceuticals, Inc.*	111,844	1,385,747
iTeos Therapeutics, Inc.*	74,126	1,447,681
Organogenesis Holdings, Inc.*	235,122	632,478
Puma Biotechnology, Inc.*	30,359	128,419
REGENXBIO, Inc.*	25,255	572,783
Selecta Biosciences, Inc.*(a)	279,651	316,006
Vanda Pharmaceuticals, Inc.*	3,243	23,966
Xencor, Inc.*	14,397	374,898

Total Biotechnology		11,921,530

Building Products - 2.0%
American Woodmark Corp.*	15,209	743,112
Apogee Enterprises, Inc.	13,774	612,392
CSW Industrials, Inc.	5,144	596,344
Gibraltar Industries, Inc.*	16,915	776,060
Griffon Corp.	45,013	1,611,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Hayward Holdings, Inc.*(a)	217,238	$2,042,037
Insteel Industries, Inc.	31,569	868,779
Janus International Group, Inc.*	61,178	582,415
JELD-WEN Holding, Inc.*	133,113	1,284,540
PGT Innovations, Inc.*	47,851	859,404
Quanex Building Products Corp.	27,282	646,038
Resideo Technologies, Inc.*	143,834	2,366,069

Total Building Products		12,988,205

Capital Markets - 4.3%
Artisan Partners Asset Management, Inc., Class A	37,727	1,120,492
AssetMark Financial Holdings, Inc.*	36,853	847,619
Bakkt Holdings, Inc.*(a)	182,752	217,475
BGC Partners, Inc., Class A	594,367	2,240,764
Blucora, Inc.*	29,203	745,553
Bridge Investment Group Holdings, Inc., Class A	21,931	264,268
Brightsphere Investment Group, Inc.	25,569	526,210
Diamond Hill Investment Group, Inc.	1,944	359,679
Donnelley Financial Solutions, Inc.*	23,249	898,574
Focus Financial Partners, Inc., Class A*	58,774	2,190,507
GCM Grosvenor, Inc., Class A(a)	92,205	701,680
Greenhill & Co., Inc.(a)	3,140	32,185
Open Lending Corp., Class A*	118,663	800,975
Oppenheimer Holdings, Inc., Class A	15,676	663,565
P10, Inc., Class A	63,874	681,535
Perella Weinberg Partners	58,481	573,114
Piper Sandler Cos.	14,051	1,829,300
PJT Partners, Inc., Class A	13,023	959,665
Silvercrest Asset Management Group, Inc., Class A	7,806	146,519
StepStone Group, Inc., Class A	25,035	630,381
StoneX Group, Inc.*	14,177	1,351,068
TPG, Inc.(a)	96,157	2,676,049
Victory Capital Holdings, Inc., Class A	87,276	2,341,615
Virtu Financial, Inc., Class A	133,915	2,733,205
Virtus Investment Partners, Inc.	9,530	1,824,423

Total Capital Markets		27,356,420

Chemicals - 1.7%
AdvanSix, Inc.	31,586	1,200,900
American Vanguard Corp.	12,763	277,085
Ecovyst, Inc.*	71,002	629,078
FutureFuel Corp.	28,505	231,746
Hawkins, Inc.	12,656	488,522
Intrepid Potash, Inc.*	17,537	506,293
Koppers Holdings, Inc.	26,924	759,257
Kronos Worldwide, Inc.	132,752	1,247,869
LSB Industries, Inc.*	101,475	1,349,617
Mativ Holdings, Inc.	27,507	574,896
Minerals Technologies, Inc.	20,727	1,258,543
Stepan Co.	8,777	934,399
Tredegar Corp.	34,449	352,069
Valhi, Inc.	45,760	1,006,720

Total Chemicals		10,816,994

Commercial Services & Supplies - 1.9%
ACCO Brands Corp.	175,824	982,856
ARC Document Solutions, Inc.	27,828	81,536
Aris Water Solution, Inc., Class A	11,831	170,485
Brady Corp., Class A	19,160	902,436
BrightView Holdings, Inc.*	123,575	851,432
CECO Environmental Corp.*	25,667	299,791
CoreCivic, Inc.*	50,841	587,722
Deluxe Corp.	77,099	1,309,141
Ennis, Inc.	17,971	398,237
GEO Group, Inc.*(a)	109,895	1,203,350
Harsco Corp.*	5,883	37,004
Healthcare Services Group, Inc.	16,403	196,836
Heritage-Crystal Clean, Inc.*	17,307	562,131
HNI Corp.	11,828	336,270
Interface, Inc.	65,863	650,068
KAR Auction Services, Inc.*	23,581	307,732
Kimball International, Inc., Class B	44,571	289,712
Matthews International Corp., Class A	18,910	575,620
MillerKnoll, Inc.	55,335	1,162,588
Pitney Bowes, Inc.	35,821	136,120
Quad/Graphics, Inc.*	47,685	194,555
SP Plus Corp.*	13,087	454,381
Steelcase, Inc., Class A	39,911	282,171
VSE Corp.	7,997	374,899

Total Commercial Services & Supplies		12,347,073

Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	18,136	340,775
Aviat Networks, Inc.*	10,057	313,678
Clearfield, Inc.*	4,586	431,726
CommScope Holding Co., Inc.*	275,110	2,022,058
Digi International, Inc.*	12,909	471,824
DZS, Inc.*	5,853	74,216
Harmonic, Inc.*	32,188	421,663
Lantronix, Inc.*	11,523	49,779
NETGEAR, Inc.*	5,952	107,791
Ribbon Communications, Inc.*	12,700	35,433
Viavi Solutions, Inc.*	149,019	1,566,190

Total Communications Equipment		5,835,133

Construction & Engineering - 0.7%
Ameresco, Inc., Class A*	11,843	676,709
Argan, Inc.	8,824	325,429
Concrete Pumping Holdings, Inc.*	28,613	167,386
Construction Partners, Inc., Class A*	13,523	360,929
Granite Construction, Inc.	14,929	523,560
IES Holdings, Inc.*	4,319	153,627
MYR Group, Inc.*	6,701	616,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Northwest Pipe Co.*	8,260	$278,362
Primoris Services Corp.	37,737	827,950
Sterling Infrastructure, Inc.*	23,904	784,051

Total Construction & Engineering		4,714,964

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	2,824	397,506

Consumer Finance - 3.0%
Atlanticus Holdings Corp.*	30,543	800,227
Bread Financial Holdings, Inc.	106,492	4,010,489
Consumer Portfolio Services, Inc.*	45,112	399,241
Encore Capital Group, Inc.*	48,094	2,305,626
Enova International, Inc.*	46,632	1,789,270
EZCORP, Inc., Class A*	42,350	345,152
Green Dot Corp., Class A*	56,386	892,027
LendingClub Corp.*	219,469	1,931,327
Navient Corp.	216,821	3,566,705
Oportun Financial Corp.*	73,176	403,200
PRA Group, Inc.*	26,115	882,165
PROG Holdings, Inc.*	33,727	569,649
Regional Management Corp.	21,503	603,804
Sunlight Financial Holdings, Inc.*(a)	51,507	66,444
World Acceptance Corp.*(a)	4,240	279,586

Total Consumer Finance		18,844,912

Containers & Packaging - 1.0%
Myers Industries, Inc.	18,124	402,896
O-I Glass, Inc.*	168,104	2,785,483
Pactiv Evergreen, Inc.	197,116	2,239,238
TriMas Corp.	24,744	686,399

Total Containers & Packaging		6,114,016

Distributors - 0.1%
Funko, Inc., Class A*(a)	44,314	483,466

Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc.*	34,599	1,228,264
Carriage Services, Inc.	15,896	437,776
Coursera, Inc.*	38,287	452,935
Duolingo, Inc.*	7,598	540,446
European Wax Center, Inc., Class A(a)	14,258	177,512
Frontdoor, Inc.*	20,333	422,926
Graham Holdings Co., Class B	2,520	1,522,609
Laureate Education, Inc., Class A	33,196	319,346
Lincoln Educational Services Corp.*	22,650	131,144
Perdoceo Education Corp.*	58,755	816,695
Rover Group, Inc.*	48,288	177,217
Strategic Education, Inc.	9,084	711,459
Stride, Inc.*	20,165	630,761
Universal Technical Institute, Inc.*	20,459	137,484
WW International, Inc.*	138,641	535,154

Total Diversified Consumer Services		8,241,728

Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	39,686	1,378,295
Alerus Financial Corp.	17,595	410,843

Total Diversified Financial Services		1,789,138

Diversified Telecommunication Services - 0.1%
Bandwidth, Inc., Class A*	2,722	62,470
Consolidated Communications Holdings, Inc.*	30,522	109,269
EchoStar Corp., Class A*	8,251	137,627
IDT Corp., Class B*	15,207	428,381
Ooma, Inc.*	1,601	21,805

Total Diversified Telecommunication Services		759,552

Electric Utilities - 0.3%
Genie Energy Ltd., Class B	4,362	45,103
Otter Tail Corp.	36,900	2,166,399
Via Renewables, Inc.(a)	4,166	21,288

Total Electric Utilities		2,232,790

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	5,931	206,458
AZZ, Inc.	20,158	810,352
GrafTech International Ltd.	546,103	2,599,450
LSI Industries, Inc.	18,396	225,167
Powell Industries, Inc.	4,346	152,892
Preformed Line Products Co.	5,706	475,253
Thermon Group Holdings, Inc.*	16,388	329,071
Vicor Corp.*	8,287	445,426

Total Electrical Equipment		5,244,069

Electronic Equipment, Instruments & Components - 1.6%
Arlo Technologies, Inc.*	38,721	135,911
Bel Fuse, Inc., Class B	13,955	459,399
Benchmark Electronics, Inc.	19,341	516,211
CTS Corp.	14,876	586,412
ePlus, Inc.*	16,445	728,185
FARO Technologies, Inc.*	7,942	233,574
Itron, Inc.*	7,146	361,945
Kimball Electronics, Inc.*(a)	18,760	423,788
Knowles Corp.*	48,631	798,521
Luna Innovations, Inc.*	2,892	25,421
Methode Electronics, Inc.	19,953	885,315
Napco Security Technologies, Inc.*	11,490	315,745
OSI Systems, Inc.*	7,102	564,751
PC Connection, Inc.	13,702	642,624
Richardson Electronics Ltd.	5,649	120,493
Rogers Corp.*	6,900	823,446
ScanSource, Inc.*	24,129	705,049
TTM Technologies, Inc.*	85,507	1,289,445
Vishay Precision Group, Inc.*	9,715	375,485

Total Electronic Equipment, Instruments & Components		9,991,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Energy Equipment & Services - 1.2%
Archrock, Inc.	45,039	$404,450
Bristow Group, Inc.*	10,193	276,536
DMC Global, Inc.*	10,171	197,724
Natural Gas Services Group, Inc.*	9,279	106,337
Newpark Resources, Inc.*	29,616	122,907
NexTier Oilfield Solutions, Inc.*	204,917	1,893,433
Oceaneering International, Inc.*	24,179	422,891
ProFrac Holding Corp., Class A*	87,159	2,196,407
RPC, Inc.	118,615	1,054,487
Select Energy Services, Inc., Class A	41,055	379,348
Solaris Oilfield Infrastructure, Inc., Class A	16,757	166,397
TETRA Technologies, Inc.*	48,782	168,786
U.S. Silica Holdings, Inc.*	26,077	325,963

Total Energy Equipment & Services		7,715,666

Entertainment - 0.1%
Marcus Corp.	16,107	231,780
Reservoir Media, Inc.*	30,311	180,957
Sciplay Corp., Class A*	15,395	247,551

Total Entertainment		660,288

Equity Real Estate Investment Trusts (REITs) - 2.9%
Acadia Realty Trust	28,257	405,488
Alexander & Baldwin, Inc.*	10,402	194,830
Alexander’s, Inc.	2,986	657,099
Alpine Income Property Trust, Inc.	10,514	200,607
American Assets Trust, Inc.	14,144	374,816
Apartment Investment & Management Co., Class A	113,014	804,660
Armada Hoffler Properties, Inc.	52,374	602,301
Brandywine Realty Trust	229,369	1,410,619
Community Healthcare Trust, Inc.	8,695	311,281
CTO Realty Growth, Inc.	5,799	106,006
DiamondRock Hospitality Co.	61,546	504,062
Easterly Government Properties, Inc.	29,137	415,785
Empire State Realty Trust, Inc., Class A(a)	47,556	320,528
Farmland Partners, Inc.	6,914	86,149
Four Corners Property Trust, Inc.	22,470	582,647
Getty Realty Corp.	19,892	673,344
Hersha Hospitality Trust, Class A	60,862	518,544
Indus Realty Trust, Inc.	2,861	181,645
JBG SMITH Properties	33,614	637,994
LTC Properties, Inc.	16,952	602,305
National Health Investors, Inc.	11,420	596,352
NETSTREIT Corp.	11,209	205,461
NexPoint Diversified Real Estate Trust(a)	49,834	558,639
NexPoint Residential Trust, Inc.	21,470	934,374
Office Properties Income Trust	29,241	390,367
One Liberty Properties, Inc.	12,856	285,660
Paramount Group, Inc.	70,799	420,546
Piedmont Office Realty Trust, Inc., Class A	3,582	32,847
Postal Realty Trust, Inc., Class A(a)	834	12,118
Retail Opportunity Investments Corp.	28,767	432,368
RPT Realty	37,934	380,857
Safehold, Inc.	36,556	1,046,233
Saul Centers, Inc.	8,740	355,543
Sunstone Hotel Investors, Inc.	135,256	1,306,573
Tanger Factory Outlet Centers, Inc.	28,610	513,263
Universal Health Realty Income Trust	16,017	764,491
Urban Edge Properties	27,630	389,307
Urstadt Biddle Properties, Inc., Class A	12,531	237,463
Whitestone REIT	20,594	198,526

Total Equity Real Estate Investment Trusts (REITs)		18,651,698

Food & Staples Retailing - 0.9%
Andersons, Inc.	28,433	994,871
Chefs’ Warehouse, Inc.*	10,283	342,218
Ingles Markets, Inc., Class A	21,194	2,044,373
Natural Grocers by Vitamin Cottage, Inc.	11,668	106,646
PriceSmart, Inc.	10,858	659,949
SpartanNash Co.	23,978	725,095
Village Super Market, Inc., Class A	6,960	162,098
Weis Markets, Inc.	11,118	914,900

Total Food & Staples Retailing		5,950,150

Food Products - 0.9%
B&G Foods, Inc.	7,703	85,889
Cal-Maine Foods, Inc.	33,312	1,813,839
Calavo Growers, Inc.	6,091	179,075
Hain Celestial Group, Inc.*	40,485	655,047
John B. Sanfilippo & Son, Inc.	6,733	547,528
Mission Produce, Inc.*	12,640	146,877
Seneca Foods Corp., Class A*	8,298	505,763
Sovos Brands, Inc.*	30,760	442,021
Tootsie Roll Industries, Inc.	16,018	681,886
Utz Brands, Inc.	21,705	344,241
Whole Earth Brands, Inc.*	31,332	127,521

Total Food Products		5,529,687

Gas Utilities - 0.2%
Chesapeake Utilities Corp.	5,773	682,253
Northwest Natural Holding Co.	9,381	446,442

Total Gas Utilities		1,128,695

Health Care Equipment & Supplies - 1.7%
Atrion Corp.	455	254,550
Avanos Medical, Inc.*	8,949	242,160
Bioventus, Inc., Class A*(a)	85,581	223,366
CONMED Corp.	10,105	895,707
Embecta Corp.	74,342	1,880,109
Figs, Inc., Class A*	42,473	285,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Glaukos Corp.*	9,513	$415,528
Heska Corp.*	4,093	254,421
Integer Holdings Corp.*	11,707	801,461
iRadimed Corp.	5,485	155,171
LeMaitre Vascular, Inc.	5,619	258,586
Meridian Bioscience, Inc.*	18,277	606,979
Mesa Laboratories, Inc.	2,018	335,412
NuVasive, Inc.*	21,720	895,733
Omnicell, Inc.*	26,352	1,328,668
Orthofix Medical, Inc.*	1,326	27,223
Semler Scientific, Inc.*	5,026	165,858
Sensus Healthcare, Inc.*(a)	26,700	198,114
UFP Technologies, Inc.*	3,329	392,456
Utah Medical Products, Inc.	2,168	217,949
Varex Imaging Corp.*	25,278	513,143
Zynex, Inc.(a)	13,828	192,348

Total Health Care Equipment & Supplies		10,540,785

Health Care Providers & Services - 1.6%
Addus HomeCare Corp.*	4,811	478,646
Agiliti, Inc.*(a)	48,920	797,885
Apollo Medical Holdings, Inc.*	18,512	547,770
Cross Country Healthcare, Inc.*	43,205	1,147,957
DocGo, Inc.*	37,595	265,797
Enhabit, Inc.*	44,035	579,501
Fulgent Genetics, Inc.*(a)	47,415	1,412,019
Joint Corp.*	663	9,269
ModivCare, Inc.*	10,271	921,617
National Research Corp.	5,896	219,921
OmniAb, Inc.*†	5,124	0
Owens & Minor, Inc.*	80,117	1,564,685
Pediatrix Medical Group, Inc.*	73,013	1,084,973
Pennant Group, Inc.*	3,836	42,119
PetIQ, Inc.*	28,326	261,166
RadNet, Inc.*	6,811	128,251
Surgery Partners, Inc.*(a)	20,742	577,872
U.S. Physical Therapy, Inc.	2,580	209,057

Total Health Care Providers & Services		10,248,505

Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc.*	64,882	1,144,519
Computer Programs and Systems, Inc.*	10,932	297,569
Definitive Healthcare Corp.*(a)	25,695	282,388
GoodRx Holdings, Inc., Class A*	144,645	674,046
HealthStream, Inc.*	10,071	250,164
Multiplan Corp.*(a)	717,271	824,862
NextGen Healthcare, Inc.*	23,916	449,142
OptimizeRx Corp.*	6,333	106,394
Simulations Plus, Inc.	5,420	198,209
UpHealth, Inc.*	122	199

Total Health Care Technology		4,227,492

Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc.*	74,856	576,391
Bloomin’ Brands, Inc.	85,212	1,714,465
Bluegreen Vacations Holding Corp.	25,108	626,696
Bowlero Corp.*	23,343	314,664
Brinker International, Inc.*	23,413	747,109
Century Casinos, Inc.*	33,229	233,600
Cheesecake Factory, Inc.(a)	11,112	352,362
Chuy’s Holdings, Inc.*	10,015	283,424
Cracker Barrel Old Country Store, Inc.	8,675	821,869
Dave & Buster’s Entertainment, Inc.*	26,300	932,072
Denny’s Corp.*	29,901	275,388
Dine Brands Global, Inc.	7,150	461,890
Dutch Bros, Inc., Class A*(a)	11,069	312,035
El Pollo Loco Holdings, Inc.	12,063	120,147
Everi Holdings, Inc.*	88,129	1,264,651
First Watch Restaurant Group, Inc.*	16,558	224,030
Golden Entertainment, Inc.*	17,375	649,825
Jack in the Box, Inc.	13,520	922,470
Monarch Casino & Resort, Inc.*	7,940	610,507
ONE Group Hospitality, Inc.*	34,345	216,373
RCI Hospitality Holdings, Inc.	4,816	448,803
Ruth’s Hospitality Group, Inc.	22,089	341,938
Six Flags Entertainment Corp.*	35,083	815,680
Target Hospitality Corp.*(a)	23,724	359,181

Total Hotels, Restaurants & Leisure		13,625,570

Household Durables - 4.8%
Bassett Furniture Industries, Inc.	19,678	342,004
Beazer Homes USA, Inc.*	65,534	836,214
Cavco Industries, Inc.*	7,897	1,786,696
Century Communities, Inc.	63,511	3,176,185
Cricut, Inc., Class A*(a)	27,175	251,912
Dream Finders Homes, Inc., Class A*(a)	72,101	624,395
Ethan Allen Interiors, Inc.	30,820	814,264
GoPro, Inc., Class A*(a)	192,933	960,806
Green Brick Partners, Inc.*	87,897	2,129,744
Hooker Furnishings Corp.	2,372	44,356
Hovnanian Enterprises, Inc., Class A*	11,596	487,960
Installed Building Products, Inc.	19,959	1,708,491
La-Z-Boy, Inc.	51,651	1,178,676
Landsea Homes Corp.*	92,461	481,722
Legacy Housing Corp.*	23,805	451,343
LGI Homes, Inc.*	29,187	2,702,716
Lovesac Co.*(a)	17,679	389,115
M/I Homes, Inc.*	57,403	2,650,871
MDC Holdings, Inc.	150,110	4,743,476
Sonos, Inc.*	31,500	532,350
Tri Pointe Homes, Inc.*	207,810	3,863,188
Tupperware Brands Corp.*	49,831	206,300
Universal Electronics, Inc.*	2,551	53,086

Total Household Durables		30,415,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Household Products - 0.6%
Central Garden & Pet Co., Class A*	28,285	$1,012,603
Energizer Holdings, Inc.	42,720	1,433,256
Spectrum Brands Holdings, Inc.	9,400	572,648
WD-40 Co.	3,557	573,424

Total Household Products		3,591,931

Independent Power & Renewable Electricity Producers - 0.1%
Montauk Renewables, Inc.*(a)	35,348	389,888

Insurance - 2.2%
Ambac Financial Group, Inc.*	91,149	1,589,639
AMERISAFE, Inc.	5,960	309,741
BRP Group, Inc., Class A*(a)	15,075	378,985
Donegal Group, Inc., Class A	14,102	200,248
Employers Holdings, Inc.	13,031	562,027
Genworth Financial, Inc., Class A*	927,635	4,907,189
Goosehead Insurance, Inc., Class A*(a)	6,211	213,286
Hagerty, Inc., Class A*(a)	20,621	173,423
Horace Mann Educators Corp.	14,316	534,989
Investors Title Co.	1,028	151,681
National Western Life Group, Inc., Class A	3,991	1,121,471
Palomar Holdings, Inc.*	8,137	367,467
ProAssurance Corp.	24,091	420,870
Safety Insurance Group, Inc.	7,332	617,794
Stewart Information Services Corp.	42,111	1,799,403
Trean Insurance Group, Inc.*	70,285	421,710
United Fire Group, Inc.	17,138	468,896

Total Insurance		14,238,819

Interactive Media & Services - 0.7%
Cargurus, Inc.*	96,043	1,345,562
Cars.com, Inc.*	73,997	1,018,939
DHI Group, Inc.*	10,616	56,159
QuinStreet, Inc.*	8,905	127,787
Shutterstock, Inc.	20,348	1,072,746
System1, Inc.*(a)	25,684	120,458
Yelp, Inc.*	13,575	371,140
ZipRecruiter, Inc., Class A*	31,592	518,741

Total Interactive Media & Services		4,631,532

Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	7,878	75,314
CarParts.com, Inc.*	24,645	154,278
Duluth Holdings, Inc., Class B*(a)	43,513	268,910
Lands’ End, Inc.*	6,528	49,548
Liquidity Services, Inc.*	16,240	228,334
Lulu’s Fashion Lounge Holdings, Inc.*(a)	37,719	94,675
Overstock.com, Inc.*(a)	15,170	293,691
PetMed Express, Inc.	11,882	210,311
Revolve Group, Inc.*(a)	22,839	508,396
RumbleON, Inc., Class B*(a)	36,321	234,997
Vivid Seats, Inc., Class A*(a)	26,757	195,326

Total Internet & Direct Marketing Retail		2,313,780

IT Services - 1.8%
Brightcove, Inc.*	3,765	19,691
Cass Information Systems, Inc.	6,433	294,760
Conduent, Inc.*	115,141	466,321
CSG Systems International, Inc.	14,083	805,548
Grid Dynamics Holdings, Inc.*	25,279	283,630
Hackett Group, Inc.	19,414	395,463
I3 Verticals, Inc., Class A*	12,140	295,488
Information Services Group, Inc.	38,121	175,357
International Money Express, Inc.*	25,712	626,601
MoneyGram International, Inc.*	35,484	386,421
Paya Holdings, Inc.*	50,918	400,725
Paymentus Holdings, Inc., Class A*	14,352	114,960
Payoneer Global, Inc.*	82,514	451,352
Perficient, Inc.*	15,717	1,097,518
Rackspace Technology, Inc.*(a)	292,474	862,798
Repay Holdings Corp.*	85,962	691,994
Sabre Corp.*(a)	77,352	478,035
Shift4 Payments, Inc., Class A*	11,450	640,398
Squarespace, Inc., Class A*	21,399	474,416
TTEC Holdings, Inc.	29,447	1,299,496
Unisys Corp.*	6,318	32,285
Verra Mobility Corp.*(a)	75,203	1,040,057

Total IT Services		11,333,314

Leisure Products - 1.2%
American Outdoor Brands, Inc.*	2,688	26,934
AMMO, Inc.*(a)	129,835	224,614
JAKKS Pacific, Inc.*	19,141	334,776
Johnson Outdoors, Inc., Class A	6,040	399,365
Malibu Boats, Inc., Class A*	23,402	1,247,327
MasterCraft Boat Holdings, Inc.*	30,642	792,708
Smith & Wesson Brands, Inc.(a)	67,933	589,658
Solo Brands, Inc., Class A*	139,406	518,590
Sturm Ruger & Co., Inc.	14,030	710,199
Vista Outdoor, Inc.*(a)	118,921	2,898,105

Total Leisure Products		7,742,276

Life Sciences Tools & Services - 0.8%
Cytek Biosciences, Inc.*	33,658	343,648
Maravai LifeSciences Holdings, Inc., Class A*	210,267	3,008,921
Sotera Health Co.*	219,386	1,827,485

Total Life Sciences Tools & Services		5,180,054

Machinery - 2.4%
Alamo Group, Inc.	4,774	675,998
Astec Industries, Inc.	2,129	86,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Barnes Group, Inc.	14,235	$581,500
CIRCOR International, Inc.*	9,621	230,519
Columbus McKinnon Corp.	22,391	727,036
Commercial Vehicle Group, Inc.*	23,626	160,893
Douglas Dynamics, Inc.	8,515	307,902
Energy Recovery, Inc.*	14,899	305,281
Enerpac Tool Group Corp.	16,310	415,090
EnPro Industries, Inc.	9,292	1,009,948
ESCO Technologies, Inc.	6,470	566,384
Gorman-Rupp Co.	5,120	131,174
Greenbrier Cos., Inc.	11,641	390,323
Helios Technologies, Inc.	21,248	1,156,741
Hillman Solutions Corp.*(a)	80,762	582,294
Kadant, Inc.	3,783	671,974
Kennametal, Inc.	46,658	1,122,592
Lindsay Corp.	3,558	579,420
Manitowoc Co., Inc.*	38,576	353,356
Miller Industries, Inc.	6,758	180,168
Mueller Water Products, Inc., Class A	49,800	535,848
Omega Flex, Inc.	2,820	263,162
Proto Labs, Inc.*	15,229	388,796
REV Group, Inc.	20,639	260,464
Shyft Group, Inc.	13,559	337,077
Standex International Corp.	6,654	681,436
Tennant Co.	6,431	395,957
Titan International, Inc.*	71,209	1,090,922
Trinity Industries, Inc.	18,567	549,026
Wabash National Corp.	21,148	477,945

Total Machinery		15,215,791

Marine - 0.8%
Matson, Inc.	79,672	4,980,297

Media - 2.3%
Advantage Solutions, Inc.*(a)	670,955	1,395,586
Altice USA, Inc., Class A*	642,133	2,953,812
AMC Networks, Inc., Class A*	44,941	704,225
Cumulus Media, Inc., Class A*	39,515	245,388
Daily Journal Corp.*	111	27,807
Entravision Communications Corp., Class A	55,637	267,058
EW Scripps Co., Class A*	55,744	735,263
Gannett Co., Inc.*	280,572	569,561
Gray Television, Inc.	163,236	1,826,611
John Wiley & Sons, Inc., Class A	35,371	1,416,962
Magnite, Inc.*	58,988	624,683
PubMatic, Inc., Class A*(a)	25,686	329,038
Scholastic Corp.	13,106	517,163
Sinclair Broadcast Group, Inc., Class A	107,643	1,669,543
TechTarget, Inc.*	15,119	666,143
Thryv Holdings, Inc.*	20,229	384,351
WideOpenWest, Inc.*(a)	27,324	248,922

Total Media		14,582,116

Metals & Mining - 2.1%
Arconic Corp.*	25,037	529,783
Century Aluminum Co.*	68,307	558,751
Compass Minerals International, Inc.	10,009	410,369
Haynes International, Inc.	6,172	281,999
Kaiser Aluminum Corp.	4,194	318,576
Materion Corp.	8,845	774,026
Olympic Steel, Inc.	20,917	702,393
Ramaco Resources, Inc.	79,792	701,372
Ryerson Holding Corp.	73,658	2,228,891
Schnitzer Steel Industries, Inc., Class A	40,445	1,239,639
SunCoke Energy, Inc.	93,237	804,635
TimkenSteel Corp.*	64,214	1,166,769
Warrior Met Coal, Inc.	102,830	3,562,031

Total Metals & Mining		13,279,234

Multi-Utilities - 0.1%
Unitil Corp.	7,027	360,907

Multiline Retail - 0.2%
Franchise Group, Inc.(a)	46,976	1,118,968

Oil, Gas & Consumable Fuels - 4.2%
Alto Ingredients, Inc.*	76,430	220,118
Amplify Energy Corp.*	54,338	477,631
Berry Corp.	139,178	1,113,424
Clean Energy Fuels Corp.*	57,942	301,298
Crescent Energy Co., Class A(a)	49,490	593,385
Delek U.S. Holdings, Inc.	81,589	2,202,903
Earthstone Energy, Inc., Class A*	172,429	2,453,665
Excelerate Energy, Inc., Class A	11,361	284,593
Gulfport Energy Corp.*	41,853	3,082,055
Laredo Petroleum, Inc.*	39,296	2,020,600
NACCO Industries, Inc., Class A	8,655	328,890
Overseas Shipholding Group, Inc., Class A*	40,699	117,620
Par Pacific Holdings, Inc.*	111,071	2,582,401
PHX Minerals, Inc.	30,278	117,781
Ranger Oil Corp., Class A	41,465	1,676,430
REX American Resources Corp.*	14,070	448,270
SandRidge Energy, Inc.*	63,916	1,088,490
SilverBow Resources, Inc.*	46,500	1,315,020
Sitio Royalties Corp., Class A(a)	50,817	1,466,074
Talos Energy, Inc.*	98,486	1,859,416
VAALCO Energy, Inc.(a)	143,272	653,320
W&T Offshore, Inc.*	319,751	1,784,211
World Fuel Services Corp.	32,484	887,788

Total Oil, Gas & Consumable Fuels		27,075,383

Paper & Forest Products - 0.4%
Clearwater Paper Corp.*	16,685	630,860
Sylvamo Corp.	46,365	2,252,875

Total Paper & Forest Products		2,883,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Personal Products - 0.5%
Edgewell Personal Care Co.	26,491	$1,020,963
Medifast, Inc.	10,035	1,157,537
Nature’s Sunshine Products, Inc.*(a)	1,908	15,874
Nu Skin Enterprises, Inc., Class A	10,829	456,551
USANA Health Sciences, Inc.*	6,143	326,808

Total Personal Products		2,977,733

Pharmaceuticals - 1.2%
Amneal Pharmaceuticals, Inc.*	147,809	294,140
Amphastar Pharmaceuticals, Inc.*	21,265	595,845
ANI Pharmaceuticals, Inc.*	3,934	158,265
Assertio Holdings, Inc.*(a)	89,282	383,913
Atea Pharmaceuticals, Inc.*	66,617	320,428
Collegium Pharmaceutical, Inc.*	35,497	823,530
Innoviva, Inc.*	134,598	1,783,423
Ligand Pharmaceuticals, Inc.*	3,533	236,004
Pacira BioSciences, Inc.*	17,434	673,127
Phibro Animal Health Corp., Class A	39,741	532,927
ProPhase Labs, Inc.(a)	23,117	222,617
SIGA Technologies, Inc.	96,956	713,596
Supernus Pharmaceuticals, Inc.*	17,894	638,279

Total Pharmaceuticals		7,376,094

Professional Services - 1.9%
Atlas Technical Consultants, Inc.*(a)	19,373	99,771
Barrett Business Services, Inc.	5,086	474,422
CBIZ, Inc.*	20,263	949,322
CRA International, Inc.	3,991	488,618
DLH Holdings Corp.*	14,453	171,485
First Advantage Corp.*	90,779	1,180,127
Forrester Research, Inc.*	14,385	514,408
Franklin Covey Co.*	3,379	158,036
Heidrick & Struggles International, Inc.	24,388	682,132
HireRight Holdings Corp.*(a)	121,886	1,445,568
Huron Consulting Group, Inc.*	7,389	536,441
ICF International, Inc.	8,106	802,899
Kelly Services, Inc., Class A	23,644	399,584
Kforce, Inc.	10,024	549,616
Legalzoom.com, Inc.*	47,688	369,105
NV5 Global, Inc.*	4,562	603,644
RCM Technologies, Inc.*	10,239	126,349
Red Violet, Inc.*(a)	3,615	83,217
Resources Connection, Inc.	29,772	547,209
Sterling Check Corp.*(a)	55,692	861,555
TrueBlue, Inc.*	34,318	671,947
Willdan Group, Inc.*	9,743	173,913

Total Professional Services		11,889,368

Real Estate Management & Development - 1.5%
Anywhere Real Estate, Inc.*	216,928	1,386,170
Douglas Elliman, Inc.	75,319	306,548
eXp World Holdings, Inc.(a)	40,300	446,524
Forestar Group, Inc.*	89,794	1,383,725
FRP Holdings, Inc.*(a)	2,774	149,408
Kennedy-Wilson Holdings, Inc.	44,748	703,886
Marcus & Millichap, Inc.	33,203	1,143,843
Newmark Group, Inc., Class A	314,794	2,508,908
RE/MAX Holdings, Inc., Class A	23,534	438,674
RMR Group, Inc., Class A	7,651	216,141
St. Joe Co.	9,201	355,619
Stratus Properties, Inc.	17,517	337,903
Tejon Ranch Co.*	13,659	257,336

Total Real Estate Management & Development		9,634,685

Road & Rail - 1.6%
ArcBest Corp.	33,199	2,325,258
Covenant Logistics Group, Inc.	19,821	685,212
Daseke, Inc.*	67,689	385,151
Heartland Express, Inc.	35,298	541,471
Marten Transport Ltd.	38,966	770,748
PAM Transportation Services, Inc.*	31,145	806,656
Schneider National, Inc., Class B	139,861	3,272,747
Universal Logistics Holdings, Inc.	33,932	1,134,686
Yellow Corp.*	123,340	309,583

Total Road & Rail		10,231,512

Semiconductors & Semiconductor Equipment - 1.2%
Aehr Test Systems*	5,698	114,530
AXT, Inc.*	11,484	50,300
Ceva, Inc.*	9,865	252,347
Cohu, Inc.*	29,008	929,706
Everspin Technologies, Inc.*	21,278	118,306
FormFactor, Inc.*	39,955	888,199
NVE Corp.	2,877	186,286
PDF Solutions, Inc.*	7,623	217,408
Photronics, Inc.*	39,883	671,231
Semtech Corp.*	52,753	1,513,483
SiTime Corp.*	7,219	733,595
Ultra Clean Holdings, Inc.*	41,389	1,372,045
Veeco Instruments, Inc.*	39,265	729,544

Total Semiconductors & Semiconductor Equipment		7,776,980

Software - 3.3%
8x8, Inc.*	65,905	284,710
A10 Networks, Inc.	27,282	453,700
ACI Worldwide, Inc.*	60,051	1,381,173
Adeia, Inc.	82,662	783,636
Agilysys, Inc.*	5,060	400,448
Alarm.com Holdings, Inc.*	15,963	789,849
Altair Engineering, Inc., Class A*	12,811	582,516
American Software, Inc., Class A	5,383	79,022
Appfolio, Inc., Class A*	3,726	392,646
Cerence, Inc.*	23,242	430,674
Cleanspark, Inc.*(a)	95,475	194,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Clearwater Analytics Holdings, Inc., Class A*(a)	18,147	$340,256
Consensus Cloud Solutions, Inc.*	14,833	797,422
CoreCard Corp.*	5,414	156,843
Digital Turbine, Inc.*	70,959	1,081,415
Duck Creek Technologies, Inc.*	35,914	432,764
E2open Parent Holdings, Inc.*(a)	76,379	448,345
Ebix, Inc.	37,360	745,706
eGain Corp.*	4,558	41,159
Enfusion, Inc., Class A*	17,398	168,239
Everbridge, Inc.*	10,552	312,128
EverCommerce, Inc.*(a)	127,474	948,406
Expensify, Inc., Class A*(a)	36,121	318,948
InterDigital, Inc.	14,186	701,923
KnowBe4, Inc., Class A*	19,002	470,869
LiveRamp Holdings, Inc.*	17,097	400,754
MeridianLink, Inc.*	23,688	325,236
Mitek Systems, Inc.*	33,975	329,218
Model N, Inc.*	10,439	423,406
N-able, Inc.*	41,186	423,392
Olo, Inc., Class A*	32,291	201,819
Progress Software Corp.	25,704	1,296,767
Q2 Holdings, Inc.*	16,618	446,526
Rapid7, Inc.*	14,302	485,982
Rimini Street, Inc.*(a)	179,879	685,339
ShotSpotter, Inc.*	3,036	102,708
SolarWinds Corp.*	78,466	734,442
Telos Corp.*	42,927	218,498
Upland Software, Inc.*	73,630	524,982
Varonis Systems, Inc.*	26,422	632,543
Verint Systems, Inc.*	29,414	1,067,140
Vertex, Inc., Class A*	16,719	242,593

Total Software		21,278,911

Specialty Retail - 5.0%
Aaron’s Co., Inc.	28,644	342,296
Abercrombie & Fitch Co., Class A*	12,295	281,679
America’s Car-Mart, Inc.*	5,250	379,365
Arhaus, Inc.*(a)	84,575	824,606
Arko Corp.	56,517	489,437
Big 5 Sporting Goods Corp.	30,570	269,933
Boot Barn Holdings, Inc.*	20,882	1,305,543
Buckle, Inc.	42,497	1,927,239
Build-A-Bear Workshop, Inc.*	15,160	361,414
Caleres, Inc.	57,133	1,272,923
Camping World Holdings, Inc., Class A	65,534	1,462,719
Chico’s FAS, Inc.*	156,038	767,707
Children’s Place, Inc.*	8,588	312,775
Citi Trends, Inc.*	5,838	154,590
Conn’s, Inc.*	11,761	80,916
Container Store Group, Inc.*	122,104	526,268
Designer Brands, Inc., Class A	113,352	1,108,583
Destination XL Group, Inc.*	68,823	464,555
Genesco, Inc.*	17,770	817,775
Guess?, Inc.	52,911	1,094,729
Haverty Furniture Cos., Inc.	23,401	699,690
Hibbett, Inc.	14,427	984,210
J Jill, Inc.*	13,218	327,806
JOANN, Inc.	31,741	90,462
Lazydays Holdings, Inc.*	10,858	129,645
LL Flooring Holdings, Inc.*	8,481	47,663
MarineMax, Inc.*	47,205	1,473,740
Monro, Inc.	9,965	450,418
ODP Corp.*	34,548	1,573,316
OneWater Marine, Inc., Class A*(a)	30,557	873,930
Petco Health & Wellness Co., Inc.*(a)	154,464	1,464,319
Rent-A-Center, Inc.	75,215	1,696,098
Sally Beauty Holdings, Inc.*	164,398	2,058,263
Shoe Carnival, Inc.	23,420	559,972
Sleep Number Corp.*	11,723	304,564
Sonic Automotive, Inc., Class A	52,485	2,585,936
Sportsman’s Warehouse Holdings, Inc.*	54,905	516,656
Tile Shop Holdings, Inc.*(a)	42,200	184,836
Tilly’s, Inc., Class A*(a)	25,249	228,503
Torrid Holdings, Inc.*	158,582	469,403
Winmark Corp.	1,646	388,176
Zumiez, Inc.*	9,716	211,226

Total Specialty Retail		31,563,884

Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc.*	15,660	416,400
Corsair Gaming, Inc.*(a)	20,333	275,919
Eastman Kodak Co.*(a)	18,545	56,562
Immersion Corp.*	34,479	242,387
Xerox Holdings Corp.	46,900	684,740

Total Technology Hardware, Storage & Peripherals		1,676,008

Textiles, Apparel & Luxury Goods - 2.2%
Fossil Group, Inc.*	13,752	59,271
G-III Apparel Group Ltd.*	138,192	1,894,612
Hanesbrands, Inc.(a)	570,318	3,627,222
Kontoor Brands, Inc.(a)	44,398	1,775,476
Lakeland Industries, Inc.*	2,192	29,154
Levi Strauss & Co., Class A(a)	208,301	3,232,832
Movado Group, Inc.	26,804	864,429
Oxford Industries, Inc.	10,989	1,023,955
Rocky Brands, Inc.	7,641	180,480
Superior Group of Cos., Inc.	1,810	18,209
Vera Bradley, Inc.*	4,066	18,419
Wolverine World Wide, Inc.	115,234	1,259,508

Total Textiles, Apparel & Luxury Goods		13,983,567

Thrifts & Mortgage Finance - 2.3%
Axos Financial, Inc.*	47,810	1,827,298
Bridgewater Bancshares, Inc.*	12,828	227,569
Capitol Federal Financial, Inc.	93,344	807,426
Columbia Financial, Inc.*	30,279	654,632
Federal Agricultural Mortgage Corp., Class C	7,348	828,193
FS Bancorp, Inc.	7,842	262,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

Investments	Shares	Value
Greene County Bancorp, Inc.	2,099	$120,525
Hingham Institution for Savings	1,253	345,778
Home Bancorp, Inc.	6,884	275,566
Kearny Financial Corp.	56,073	569,141
Luther Burbank Corp.	68,442	760,391
Merchants Bancorp	53,753	1,307,273
NMI Holdings, Inc., Class A*	103,954	2,172,639
Northfield Bancorp, Inc.	33,173	521,811
Ocwen Financial Corp.*	15,642	478,332
Provident Bancorp, Inc.	31,047	226,022
Provident Financial Services, Inc.	57,633	1,231,041
Rocket Cos., Inc., Class A	76,904	538,328
Southern Missouri Bancorp, Inc.	6,126	280,755
TrustCo Bank Corp.	12,458	468,296
UWM Holdings Corp.(a)	162,030	536,319
Waterstone Financial, Inc.	12,074	208,156

Total Thrifts & Mortgage Finance		14,647,727

Tobacco - 0.3%
Turning Point Brands, Inc.	19,640	424,813
Universal Corp.	12,628	666,885
Vector Group Ltd.	90,249	1,070,353

Total Tobacco		2,162,051

Trading Companies & Distributors - 2.1%
Alta Equipment Group, Inc.	12,180	160,654
BlueLinx Holdings, Inc.*	19,485	1,385,578
Custom Truck One Source, Inc.*(a)	56,749	358,654
Distribution Solutions Group, Inc.*	5,836	215,115
DXP Enterprises, Inc.*	13,256	365,203
Global Industrial Co.	26,844	631,639
GMS, Inc.*	54,573	2,717,736
H&E Equipment Services, Inc.	23,401	1,062,405
Hudson Technologies, Inc.*	67,886	687,006
McGrath RentCorp	10,562	1,042,892
MRC Global, Inc.*	55,248	639,772
NOW, Inc.*	48,220	612,394
Titan Machinery, Inc.*	16,370	650,380
Transcat, Inc.*	3,233	229,123
Veritiv Corp.	20,501	2,495,177

Total Trading Companies & Distributors		13,253,728

Water Utilities - 0.3%
Artesian Resources Corp., Class A	6,594	386,277
Middlesex Water Co.	4,221	332,066
Pure Cycle Corp.*(a)	13,340	139,803
SJW Group	7,590	616,232
York Water Co.	4,738	213,115

Total Water Utilities		1,687,493

Wireless Telecommunication Services - 0.4%
Gogo, Inc.*	131,130	1,935,479
Telephone and Data Systems, Inc.	26,268	275,551
United States Cellular Corp.*	27,528	573,959

Total Wireless Telecommunication Services		2,784,989

Total United States		634,729,778

Philippines - 0.1%

IT Services - 0.1%
TaskUS, Inc., Class A*(a)	51,124	863,995

TOTAL COMMON STOCKS (Cost: $661,356,854)		635,593,773

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. MidCap Fund(b) (Cost: $59,660)	1,169	56,837

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c) (Cost: $14,678,886)	14,678,886	14,678,886

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $676,095,400)		650,329,496
Other Assets less Liabilities - (2.2)%		(14,130,839)

NET ASSETS - 100.0%		$636,198,657

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,024,614 and the total market value of the collateral held by the Fund was $39,209,744. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,530,858.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree U.S. MidCap Fund	$—	$4,419,564	$4,130,048	$(229,856)	$(2,823)	$56,837	$18,169

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Health Care Providers & Services	$10,248,505	$—	$0	*	$10,248,505
Other	625,345,268	—	—		625,345,268
Exchange-Traded Fund	56,837	—	—		56,837
Investment of Cash Collateral for Securities Loaned	—	14,678,886	—		14,678,886

Total Investments in Securities	$635,650,610	$14,678,886	$0		$650,329,496

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.6%

Aerospace & Defense - 0.8%
Kaman Corp.	30,049	$670,093
Moog, Inc., Class A	9,315	817,484
National Presto Industries, Inc.	2,990	204,695

Total Aerospace & Defense		1,692,272

Auto Components - 2.6%
Dana, Inc.	91,460	1,383,790
LCI Industries	27,651	2,556,335
Patrick Industries, Inc.	18,980	1,150,188
Standard Motor Products, Inc.	16,890	587,772

Total Auto Components		5,678,085

Automobiles - 0.4%
Winnebago Industries, Inc.	15,328	807,786

Banks - 8.3%
Amalgamated Financial Corp.	13,167	303,368
Arrow Financial Corp.	10,745	364,255
Bank7 Corp.	5,680	145,408
Blue Ridge Bankshares, Inc.	14,530	181,480
Cambridge Bancorp	6,222	516,799
Capital City Bank Group, Inc.	10,061	326,982
Citizens Financial Services, Inc.	1,602	122,649
Civista Bancshares, Inc.	10,993	241,956
Eagle Bancorp Montana, Inc.	4,773	77,132
Esquire Financial Holdings, Inc.	2,561	110,789
Farmers National Banc Corp.	42,323	597,601
FB Financial Corp.	16,161	584,059
First Bancorp, Inc.	7,148	214,011
First Commonwealth Financial Corp.	84,523	1,180,786
First Savings Financial Group, Inc.	4,274	85,480
German American Bancorp, Inc.	19,326	720,860
Hilltop Holdings, Inc.	36,881	1,106,799
Independent Bank Corp.	21,037	503,205
Lakeland Bancorp, Inc.	55,417	975,893
Live Oak Bancshares, Inc.	9,997	301,909
Macatawa Bank Corp.	25,920	285,898
MainStreet Bancshares, Inc.	3,625	99,651
Mercantile Bank Corp.	16,773	561,560
Meridian Corp.	4,375	132,519
Mid Penn Bancorp, Inc.	11,064	331,588
MVB Financial Corp.	10,678	235,130
National Bank Holdings Corp., Class A	23,760	999,583
Northeast Bank	1,748	73,591
Northrim Bancorp, Inc.	5,848	319,125
Orange County Bancorp, Inc.	2,966	138,156
Origin Bancorp, Inc.	12,990	476,733
Parke Bancorp, Inc.	11,344	235,275
Pathward Financial, Inc.	6,553	282,107
Peoples Financial Services Corp.	5,110	264,902
Plumas Bancorp	3,395	125,785
Seacoast Banking Corp. of Florida	37,005	1,154,186
Stock Yards Bancorp, Inc.	12,741	827,910
Summit State Bank	3,499	55,284
Union Bankshares, Inc.	3,371	78,915
Unity Bancorp, Inc.	5,382	147,090
Veritex Holdings, Inc.	38,735	1,087,679
Westamerica BanCorp	20,260	1,195,543

Total Banks		17,769,631

Beverages - 0.3%
MGP Ingredients, Inc.	5,348	568,920

Building Products - 1.2%
Armstrong World Industries, Inc.	16,913	1,160,063
CSW Industrials, Inc.	3,526	408,769
Griffon Corp.	17,884	640,068
Insteel Industries, Inc.	4,348	119,657
Quanex Building Products Corp.	13,179	312,079

Total Building Products		2,640,636

Capital Markets - 10.5%
Artisan Partners Asset Management, Inc., Class A	95,344	2,831,717
BGC Partners, Inc., Class A	83,426	314,516
Cohen & Steers, Inc.	42,009	2,712,101
Diamond Hill Investment Group, Inc.	2,836	524,717
Federated Hermes, Inc.	66,754	2,423,838
Hamilton Lane, Inc., Class A	22,914	1,463,746
Moelis & Co., Class A	92,441	3,546,961
Oppenheimer Holdings, Inc., Class A	4,765	201,702
P10, Inc., Class A	14,262	152,176
Piper Sandler Cos.	8,252	1,074,328
PJT Partners, Inc., Class A	8,409	619,659
Silvercrest Asset Management Group, Inc., Class A	12,152	228,093
StepStone Group, Inc., Class A	46,011	1,158,557
Value Line, Inc.	2,983	151,775
Victory Capital Holdings, Inc., Class A	62,020	1,663,997
Virtu Financial, Inc., Class A	112,423	2,294,553
Virtus Investment Partners, Inc.	6,659	1,274,799

Total Capital Markets		22,637,235

Chemicals - 7.2%
AdvanSix, Inc.	11,071	420,919
American Vanguard Corp.	6,821	148,084
Chase Corp.	2,864	247,049
FutureFuel Corp.	34,750	282,517
Hawkins, Inc.	7,944	306,638
Innospec, Inc.	7,992	822,057
Koppers Holdings, Inc.	4,828	136,150
Kronos Worldwide, Inc.	160,689	1,510,477
Mativ Holdings, Inc.	77,851	1,627,086
Minerals Technologies, Inc.	7,082	430,019
NewMarket Corp.	6,820	2,121,770
Quaker Chemical Corp.	4,604	768,408
Scotts Miracle-Gro Co.(a)	70,392	3,420,347
Sensient Technologies Corp.	24,602	1,793,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2022

Investments	Shares	Value
Stepan Co.	7,908	$841,886
Tredegar Corp.	47,190	482,282

Total Chemicals		15,359,667

Commercial Services & Supplies - 3.8%
ABM Industries, Inc.	29,718	1,320,074
ACCO Brands Corp.	133,504	746,287
Brady Corp., Class A	24,036	1,132,096
Brink’s Co.	17,305	929,451
Deluxe Corp.	62,769	1,065,818
Ennis, Inc.	30,782	682,129
Interface, Inc.	12,672	125,073
Kimball International, Inc., Class B	52,945	344,142
Steelcase, Inc., Class A	138,148	976,706
UniFirst Corp.	3,482	671,991
VSE Corp.	3,176	148,891

Total Commercial Services & Supplies		8,142,658

Construction & Engineering - 0.6%
Argan, Inc.	10,884	401,402
Granite Construction, Inc.	17,340	608,114
Primoris Services Corp.	16,938	371,619

Total Construction & Engineering		1,381,135

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	1,249	175,809

Consumer Finance - 0.7%
Bread Financial Holdings, Inc.	29,061	1,094,437
Regional Management Corp.	10,968	307,982

Total Consumer Finance		1,402,419

Containers & Packaging - 0.2%
Myers Industries, Inc.	23,513	522,694

Diversified Consumer Services - 1.1%
Carriage Services, Inc.	8,054	221,807
Graham Holdings Co., Class B	1,073	648,317
Strategic Education, Inc.	19,392	1,518,782

Total Diversified Consumer Services		2,388,906

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	15,100	524,423

Electric Utilities - 0.8%
MGE Energy, Inc.	22,369	1,574,777
Via Renewables, Inc.(a)	28,851	147,429

Total Electric Utilities		1,722,206

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	3,436	119,607
Encore Wire Corp.	4,376	601,963
EnerSys	9,996	738,105
LSI Industries, Inc.	14,552	178,116
Preformed Line Products Co.	1,635	136,179

Total Electrical Equipment		1,773,970

Electronic Equipment, Instruments & Components - 1.6%
Advanced Energy Industries, Inc.	8,741	749,803
Badger Meter, Inc.	6,803	741,731
Benchmark Electronics, Inc.	22,257	594,039
Climb Global Solutions, Inc.	3,166	99,824
Methode Electronics, Inc.	11,484	509,545
Richardson Electronics Ltd.	3,912	83,443
Vontier Corp.	36,705	709,508

Total Electronic Equipment, Instruments & Components		3,487,893

Energy Equipment & Services - 0.7%
Cactus, Inc., Class A	14,382	722,840
RPC, Inc.	55,679	494,986
Solaris Oilfield Infrastructure, Inc., Class A	38,467	381,977

Total Energy Equipment & Services		1,599,803

Entertainment - 0.3%
World Wrestling Entertainment, Inc., Class A	9,994	684,789

Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexander’s, Inc.	5,391	1,186,344
NexPoint Diversified Real Estate Trust(a)	54,972	616,236
SL Green Realty Corp.	100,677	3,394,828
Universal Health Realty Income Trust	19,432	927,489

Total Equity Real Estate Investment Trusts (REITs)		6,124,897

Food & Staples Retailing - 1.0%
Ingles Markets, Inc., Class A	3,359	324,009
Natural Grocers by Vitamin Cottage, Inc.	26,868	245,574
PriceSmart, Inc.	10,492	637,704
Weis Markets, Inc.	11,680	961,147

Total Food & Staples Retailing		2,168,434

Food Products - 0.2%
Alico, Inc.	11,299	269,707
John B. Sanfilippo & Son, Inc.	2,448	199,071

Total Food Products		468,778

Gas Utilities - 0.5%
Chesapeake Utilities Corp.	8,706	1,028,875

Health Care Equipment & Supplies - 0.4%
Atrion Corp.	689	385,461
LeMaitre Vascular, Inc.	6,947	319,701
Utah Medical Products, Inc.	1,364	137,123

Total Health Care Equipment & Supplies		842,285

Health Care Providers & Services - 2.6%
National Research Corp.	8,598	320,705
Owens & Minor, Inc.*	17,408	339,978
Patterson Cos., Inc.	91,100	2,553,533
Select Medical Holdings Corp.	69,739	1,731,619
U.S. Physical Therapy, Inc.	6,549	530,666

Total Health Care Providers & Services		5,476,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2022

Investments	Shares	Value
Health Care Technology - 0.1%
Simulations Plus, Inc.	4,666	$170,636

Hotels, Restaurants & Leisure - 3.8%
Bloomin’ Brands, Inc.	63,746	1,282,569
Bluegreen Vacations Holding Corp.	12,617	314,920
Canterbury Park Holding Corp.*	2,236	69,897
Cheesecake Factory, Inc.(a)	46,401	1,471,376
Cracker Barrel Old Country Store, Inc.	31,674	3,000,795
RCI Hospitality Holdings, Inc.	2,167	201,943
Red Rock Resorts, Inc., Class A	35,978	1,439,480
Ruth’s Hospitality Group, Inc.	30,450	471,366

Total Hotels, Restaurants & Leisure		8,252,346

Household Durables - 1.2%
Century Communities, Inc.	13,941	697,189
Hamilton Beach Brands Holding Co., Class A	7,381	91,451
Installed Building Products, Inc.	11,246	962,658
La-Z-Boy, Inc.	34,604	789,663
Lifetime Brands, Inc.	12,381	93,972

Total Household Durables		2,634,933

Household Products - 1.5%
Energizer Holdings, Inc.	65,185	2,186,957
WD-40 Co.	6,615	1,066,404

Total Household Products		3,253,361

Insurance - 2.5%
American Equity Investment Life Holding Co.	20,737	946,022
AMERISAFE, Inc.	12,329	640,738
Crawford & Co., Class A	16,005	88,988
Employers Holdings, Inc.	17,513	755,336
Horace Mann Educators Corp.	37,500	1,401,375
Investors Title Co.	793	117,007
Stewart Information Services Corp.	30,757	1,314,246

Total Insurance		5,263,712

Interactive Media & Services - 0.4%
Shutterstock, Inc.	17,197	906,626

IT Services - 1.2%
CSG Systems International, Inc.	15,165	867,438
Hackett Group, Inc.	16,824	342,705
Information Services Group, Inc.	42,868	197,193
TTEC Holdings, Inc.	27,655	1,220,415

Total IT Services		2,627,751

Leisure Products - 1.3%
Acushnet Holdings Corp.	29,284	1,243,399
Escalade, Inc.	12,680	129,082
Johnson Outdoors, Inc., Class A	5,573	368,487
Marine Products Corp.	10,765	126,704
Smith & Wesson Brands, Inc.(a)	41,540	360,567
Sturm Ruger & Co., Inc.	12,560	635,787

Total Leisure Products		2,864,026

Life Sciences Tools & Services - 0.4%
Bio-Techne Corp.	9,184	761,170

Machinery - 6.6%
Alamo Group, Inc.	2,693	381,329
Albany International Corp., Class A	7,010	691,116
Astec Industries, Inc.	7,504	305,113
Barnes Group, Inc.	21,062	860,383
Douglas Dynamics, Inc.	18,686	675,686
ESCO Technologies, Inc.	5,891	515,698
Federal Signal Corp.	14,118	656,063
Hillenbrand, Inc.	31,127	1,328,189
John Bean Technologies Corp.	7,276	664,517
Kadant, Inc.	2,682	476,404
Kennametal, Inc.	66,586	1,602,059
Lindsay Corp.	2,641	430,087
Mueller Water Products, Inc., Class A	88,116	948,128
Omega Flex, Inc.	3,611	336,978
REV Group, Inc.	24,562	309,972
Shyft Group, Inc.	8,481	210,838
Standex International Corp.	3,690	377,893
Tennant Co.	8,499	523,283
Terex Corp.	21,305	910,150
Trinity Industries, Inc.	65,380	1,933,287

Total Machinery		14,137,173

Marine - 0.6%
Matson, Inc.	20,434	1,277,329

Media - 1.1%
Entravision Communications Corp., Class A	34,502	165,610
Gray Television, Inc.	64,521	721,990
John Wiley & Sons, Inc., Class A	37,301	1,494,278

Total Media		2,381,878

Metals & Mining - 1.9%
Alpha Metallurgical Resources, Inc.	4,612	675,150
Materion Corp.	4,625	404,734
Ryerson Holding Corp.	21,647	655,038
Schnitzer Steel Industries, Inc., Class A	16,538	506,890
Warrior Met Coal, Inc.	11,652	403,625
Worthington Industries, Inc.	29,270	1,455,012

Total Metals & Mining		4,100,449

Multiline Retail - 0.3%
Big Lots, Inc.	45,722	672,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2022

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 4.7%
Arch Resources, Inc.	27,078	$3,866,468
CONSOL Energy, Inc.	53,579	3,482,635
Evolution Petroleum Corp.	49,462	373,438
NACCO Industries, Inc., Class A	3,341	126,958
PHX Minerals, Inc.	28,380	110,398
Ranger Oil Corp., Class A	4,717	190,708
Sitio Royalties Corp., Class A(a)	18,532	534,648
VAALCO Energy, Inc.(a)	78,410	357,550
World Fuel Services Corp.	35,277	964,120

Total Oil, Gas & Consumable Fuels		10,006,923

Personal Products - 2.9%
Edgewell Personal Care Co.	19,839	764,595
Inter Parfums, Inc.	17,196	1,659,758
Medifast, Inc.	15,690	1,809,841
Nu Skin Enterprises, Inc., Class A	48,612	2,049,482

Total Personal Products		6,283,676

Pharmaceuticals - 0.2%
Phibro Animal Health Corp., Class A	23,195	311,045

Professional Services - 1.7%
Barrett Business Services, Inc.	2,511	234,226
BGSF, Inc.	8,398	128,657
CRA International, Inc.	2,487	304,483
Heidrick & Struggles International, Inc.	11,550	323,054
HireQuest, Inc.	3,562	56,315
ICF International, Inc.	4,191	415,119
Kelly Services, Inc., Class A	17,129	289,480
Kforce, Inc.	12,124	664,759
Korn Ferry	15,706	795,038
Resources Connection, Inc.	26,924	494,863

Total Professional Services		3,705,994

Real Estate Management & Development - 0.8%
eXp World Holdings, Inc.(a)	59,937	664,102
Marcus & Millichap, Inc.	15,301	527,119
Newmark Group, Inc., Class A	58,301	464,659

Total Real Estate Management & Development		1,655,880

Road & Rail - 0.8%
ArcBest Corp.	5,810	406,932
Heartland Express, Inc.	18,323	281,075
Universal Logistics Holdings, Inc.	8,807	294,506
Werner Enterprises, Inc.	20,314	817,842

Total Road & Rail		1,800,355

Software - 1.2%
A10 Networks, Inc.	25,688	427,192
Ebix, Inc.	14,764	294,689
InterDigital, Inc.	22,584	1,117,456
Progress Software Corp.	15,551	784,548

Total Software		2,623,885

Specialty Retail - 4.5%
Big 5 Sporting Goods Corp.	33,219	293,324
Buckle, Inc.	41,817	1,896,401
Caleres, Inc.	12,793	285,028
Camping World Holdings, Inc., Class A	64,730	1,444,774
Group 1 Automotive, Inc.	3,489	629,311
Guess?, Inc.	62,225	1,287,435
Haverty Furniture Cos., Inc.	15,345	458,815
Hibbett, Inc.	5,696	388,581
Monro, Inc.	20,078	907,526
Rent-A-Center, Inc.	82,272	1,855,233
Shoe Carnival, Inc.	11,323	270,733

Total Specialty Retail		9,717,161

Technology Hardware, Storage & Peripherals - 0.1%
Immersion Corp.*	16,654	117,078

Textiles, Apparel & Luxury Goods - 5.2%
Carter’s, Inc.(a)	41,904	3,126,457
Kontoor Brands, Inc.(a)	64,526	2,580,395
Levi Strauss & Co., Class A(a)	75,710	1,175,019
Movado Group, Inc.	19,203	619,297
Oxford Industries, Inc.	8,642	805,262
Rocky Brands, Inc.	5,193	122,659
Steven Madden Ltd.	50,611	1,617,527
Superior Group of Cos., Inc.	22,918	230,555
Wolverine World Wide, Inc.	80,430	879,100

Total Textiles, Apparel & Luxury Goods		11,156,271

Thrifts & Mortgage Finance - 2.2%
CF Bankshares, Inc.	2,257	47,803
FS Bancorp, Inc.	5,509	184,221
Greene County Bancorp, Inc.	2,355	135,224
Hingham Institution for Savings	592	163,368
Home Bancorp, Inc.	5,562	222,647
Merchants Bancorp	13,721	333,695
PennyMac Financial Services, Inc.	18,615	1,054,726
Provident Bancorp, Inc.	15,834	115,272
Walker & Dunlop, Inc.	24,667	1,935,866
Waterstone Financial, Inc.	29,091	501,529

Total Thrifts & Mortgage Finance		4,694,351

Tobacco - 0.1%
Turning Point Brands, Inc.	6,213	134,387

Trading Companies & Distributors - 1.7%
Boise Cascade Co.	9,413	646,391
Global Industrial Co.	22,146	521,095
H&E Equipment Services, Inc.	25,794	1,171,048
McGrath RentCorp	12,226	1,207,195

Total Trading Companies & Distributors		3,545,729

Water Utilities - 0.7%
California Water Service Group	22,880	1,387,443
Global Water Resources, Inc.	13,969	185,509

Total Water Utilities		1,572,952

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	12,004	190,624

Total United States		213,890,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2022

Investments	Shares	Value
Puerto Rico - 0.2%

IT Services - 0.2%
EVERTEC, Inc.	15,623	$505,873

TOTAL COMMON STOCKS (Cost: $226,456,968)		214,396,394

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b) (Cost: $5,078,997)	5,078,997	5,078,997

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $231,535,965)		219,475,391
Other Assets less Liabilities - (2.1)%		(4,612,250)

NET ASSETS - 100.0%		$214,863,141

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,597,459 and the total market value of the collateral held by the Fund was $14,104,290. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,025,293.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$214,396,394	$—	$—	$214,396,394
Investment of Cash Collateral for Securities Loaned	—	5,078,997	—	5,078,997

Total Investments in Securities	$214,396,394	$5,078,997	$—	$219,475,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.7%

Aerospace & Defense - 1.7%
BWX Technologies, Inc.	4,561	$264,903
General Dynamics Corp.	9,200	2,282,612
HEICO Corp., Class A	2,284	273,737
Howmet Aerospace, Inc.	5,126	202,016
Huntington Ingalls Industries, Inc.	1,642	378,777
L3Harris Technologies, Inc.	5,908	1,230,105
Lockheed Martin Corp.	15,002	7,298,323
Northrop Grumman Corp.	3,299	1,799,967
Raytheon Technologies Corp.	51,055	5,152,471
Textron, Inc.	2,989	211,621
Woodward, Inc.	1,789	172,835

Total Aerospace & Defense		19,267,367

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	7,567	692,835
Expeditors International of Washington, Inc.	4,996	519,184
FedEx Corp.	10,886	1,885,455
United Parcel Service, Inc., Class B	57,489	9,993,888

Total Air Freight & Logistics		13,091,362

Auto Components - 0.1%
BorgWarner, Inc.	7,338	295,355
Dana, Inc.	24	363
Gentex Corp.	8,255	225,114
LCI Industries	2,418	223,544
Lear Corp.	2,641	327,537
Patrick Industries, Inc.	3,347	202,828

Total Auto Components		1,274,741

Automobiles - 0.4%
Ford Motor Co.	278,720	3,241,514
General Motors Co.	22,389	753,166
Harley-Davidson, Inc.	4,492	186,867
Thor Industries, Inc.	3,180	240,058
Winnebago Industries, Inc.	3,391	178,706

Total Automobiles		4,600,311

Banks - 7.9%
Associated Banc-Corp.	10,883	251,288
Atlantic Union Bankshares Corp.	4,158	146,112
Banc of California, Inc.	55	876
BancFirst Corp.	1,266	111,636
Bank of America Corp.	315,919	10,463,237
Bank of Hawaii Corp.	1,269	98,424
Bank OZK	9,111	364,987
BankUnited, Inc.	6,096	207,081
Banner Corp.	3,161	199,775
BOK Financial Corp.	3,281	340,535
Brookline Bancorp, Inc.	25,486	360,627
Cadence Bank	9,003	222,014
Cathay General Bancorp	2,075	84,639
Citigroup, Inc.	134,914	6,102,160
Citizens Community Bancorp, Inc.	17,205	206,976
Citizens Financial Group, Inc.	32,483	1,278,856
City Holding Co.	3,077	286,438
Columbia Banking System, Inc.	5,587	168,336
Comerica, Inc.	7,315	489,008
Commerce Bancshares, Inc.	4,292	292,156
Community Trust Bancorp, Inc.	7,009	321,923
Cullen/Frost Bankers, Inc.	3,905	522,098
CVB Financial Corp.	6,124	157,693
Eagle Bancorp, Inc.	7,383	325,369
East West Bancorp, Inc.	7,981	525,948
Eastern Bankshares, Inc.	5,674	97,876
Enterprise Financial Services Corp.	6,296	308,252
Equity Bancshares, Inc., Class A	9,157	299,159
Fifth Third Bancorp	43,891	1,440,064
First Bancorp	5,016	214,885
First Busey Corp.	12,799	316,391
First Citizens BancShares, Inc., Class A	234	177,456
First Commonwealth Financial Corp.	14,605	204,032
First Financial Bancorp	9,893	239,707
First Financial Bankshares, Inc.	7,223	248,471
First Hawaiian, Inc.	8,134	211,809
First Interstate BancSystem, Inc., Class A	7,968	307,963
First Merchants Corp.	3,499	143,844
First National Corp.	11,270	193,055
First Republic Bank	3,028	369,083
Five Star Bancorp	6,244	170,087
FNB Corp.	37,045	483,437
Fulton Financial Corp.	7,971	134,152
German American Bancorp, Inc.	10,662	397,693
Glacier Bancorp, Inc.	3,671	181,421
Hancock Whitney Corp.	3,989	193,028
Hanmi Financial Corp.	14,577	360,781
Heartland Financial USA, Inc.	5,667	264,196
Hilltop Holdings, Inc.	6,848	205,508
Home BancShares, Inc.	7,121	162,288
HomeTrust Bancshares, Inc.	9,406	227,343
Hope Bancorp, Inc.	24,292	311,181
Huntington Bancshares, Inc.	88,790	1,251,939
Independent Bank Corp.	1,153	97,348
Independent Bank Group, Inc.	1,974	118,598
International Bancshares Corp.	1,905	87,173
JPMorgan Chase & Co.	139,371	18,689,651
KeyCorp	67,650	1,178,463
Lakeland Bancorp, Inc.	20,811	366,482
Lakeland Financial Corp.	2,551	186,146
M&T Bank Corp.	8,075	1,171,359
NBT Bancorp, Inc.	5,364	232,905
Northwest Bancshares, Inc.	19,704	275,462
OceanFirst Financial Corp.	14,321	304,321
Old National Bancorp	12,914	232,194
Pacific Premier Bancorp, Inc.	8,379	264,441
PacWest Bancorp	12,422	285,085
Park National Corp.	1,076	151,447
Partners Bancorp(a)	30,763	272,560
Peoples Bancorp, Inc.	10,123	285,975
Pinnacle Financial Partners, Inc.	1,733	127,202
PNC Financial Services Group, Inc.	24,783	3,914,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
Premier Financial Corp.	11,186	$301,686
Prosperity Bancshares, Inc.	3,689	268,117
QCR Holdings, Inc.	4,011	199,106
Regions Financial Corp.	54,527	1,175,602
S&T Bancorp, Inc.	14,164	484,126
Sandy Spring Bancorp, Inc.	9,427	332,113
Seacoast Banking Corp. of Florida	6,615	206,322
ServisFirst Bancshares, Inc.	1,680	115,769
Signature Bank	2,362	272,150
Simmons First National Corp., Class A	8,408	181,445
Southern States Bancshares, Inc.	5,142	148,861
Southside Bancshares, Inc.	6,926	249,267
SouthState Corp.	3,668	280,088
Summit State Bank	10,365	163,767
Synovus Financial Corp.	8,407	315,683
Tompkins Financial Corp.	4,887	379,133
Towne Bank	5,463	168,479
TriCo Bancshares	4,280	218,237
Truist Financial Corp.	99,297	4,272,750
U.S. Bancorp	152,817	6,664,349
UMB Financial Corp.	1,814	151,505
Umpqua Holdings Corp.	23,547	420,314
United Bankshares, Inc.	5,565	225,327
United Community Banks, Inc.	3,635	122,863
Valley National Bancorp	29,996	339,255
Veritex Holdings, Inc.	9,624	270,242
Washington Federal, Inc.	6,303	211,466
Washington Trust Bancorp, Inc.	6,422	302,990
Webster Financial Corp.	8,993	425,729
Wells Fargo & Co.	160,733	6,636,666
WesBanco, Inc.	4,600	170,108
Westamerica BanCorp	4,759	280,829
Western Alliance Bancorp	3,874	230,735
Wintrust Financial Corp.	1,598	135,063
Zions Bancorp NA	6,068	298,303

Total Banks		87,502,777

Beverages - 3.3%
Brown-Forman Corp., Class A	2,569	168,938
Brown-Forman Corp., Class B	6,675	438,414
Coca-Cola Co.	280,112	17,817,924
Constellation Brands, Inc., Class A	3,737	866,050
Keurig Dr. Pepper, Inc.	70,235	2,504,580
Molson Coors Beverage Co., Class B	9,346	481,506
PepsiCo, Inc.	81,314	14,690,187

Total Beverages		36,967,599

Biotechnology - 3.8%
AbbVie, Inc.	149,786	24,206,916
Amgen, Inc.	34,125	8,962,590
Gilead Sciences, Inc.	98,506	8,456,740

Total Biotechnology		41,626,246

Building Products - 0.3%
A.O. Smith Corp.	4,748	271,776
Advanced Drainage Systems, Inc.	1,537	125,988
Armstrong World Industries, Inc.	2,298	157,620
Carlisle Cos., Inc.	1,592	375,155
Carrier Global Corp.	19,080	787,050
Fortune Brands Innovations, Inc.	6,091	347,857
Lennox International, Inc.	1,092	261,239
Masco Corp.	7,388	344,798
Owens Corning	3,195	272,533
Simpson Manufacturing Co., Inc.	1,993	176,699
UFP Industries, Inc.	2,388	189,249
Zurn Elkay Water Solutions Corp.	5,549	117,361

Total Building Products		3,427,325

Capital Markets - 3.8%
Ameriprise Financial, Inc.	3,534	1,100,382
Ares Management Corp., Class A	9,415	644,363
Artisan Partners Asset Management, Inc., Class A	9,092	270,032
Bank of New York Mellon Corp.	42,452	1,932,415
BlackRock, Inc.	6,434	4,559,325
Blue Owl Capital, Inc.(a)	34,545	366,177
Carlyle Group, Inc.	25,820	770,469
Cboe Global Markets, Inc.	3,966	497,614
Charles Schwab Corp.	31,033	2,583,808
CME Group, Inc.	12,634	2,124,533
Cohen & Steers, Inc.	3,734	241,067
Evercore, Inc., Class A	2,348	256,120
FactSet Research Systems, Inc.	663	266,002
Federated Hermes, Inc.	7,393	268,440
Franklin Resources, Inc.	34,540	911,165
Goldman Sachs Group, Inc.	13,879	4,765,771
Hamilton Lane, Inc., Class A	2,159	137,917
Houlihan Lokey, Inc.	3,032	264,269
Interactive Brokers Group, Inc., Class A	1,490	107,802
Intercontinental Exchange, Inc.	12,627	1,295,404
Jefferies Financial Group, Inc.	12,913	442,658
LPL Financial Holdings, Inc.	1,143	247,082
MarketAxess Holdings, Inc.	637	177,653
Moelis & Co., Class A	6,262	240,273
Moody’s Corp.	2,824	786,823
Morgan Stanley	89,925	7,645,423
Morningstar, Inc.	2	433
MSCI, Inc.	1,302	605,651
Nasdaq, Inc.	14,728	903,563
Northern Trust Corp.	11,282	998,344
Raymond James Financial, Inc.	5,361	572,823
S&P Global, Inc.	5,030	1,684,748
Sculptor Capital Management, Inc.	13	113
SEI Investments Co.	3,125	182,187
State Street Corp.	19,484	1,511,374
StepStone Group, Inc., Class A	12	302
Stifel Financial Corp.	4,092	238,850
T. Rowe Price Group, Inc.	14,021	1,529,130
TPG, Inc.	4,948	137,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
Tradeweb Markets, Inc., Class A	2,416	$156,871
Victory Capital Holdings, Inc., Class A	8,472	227,304
Virtu Financial, Inc., Class A	7,782	158,831
Virtus Investment Partners, Inc.	1,094	209,435

Total Capital Markets		42,020,649

Chemicals - 1.5%
Air Products and Chemicals, Inc.	7,287	2,246,291
Albemarle Corp.	1,656	359,120
Ashland, Inc.	1,985	213,447
Avient Corp.	6,396	215,929
Cabot Corp.	3,558	237,817
Celanese Corp.	4,955	506,599
CF Industries Holdings, Inc.	7,298	621,789
Chemours Co.	8,771	268,568
Corteva, Inc.	12,902	758,379
Dow, Inc.	59,253	2,985,759
DuPont de Nemours, Inc.	14,747	1,012,087
Eastman Chemical Co.	7,471	608,438
Ecolab, Inc.	6,539	951,817
Element Solutions, Inc.	11,056	201,109
FMC Corp.	3,694	461,011
Huntsman Corp.	15,045	413,437
Kronos Worldwide, Inc.	19,232	180,781
Mativ Holdings, Inc.	7,880	164,692
Mosaic Co.	7,401	324,682
NewMarket Corp.	461	143,422
Olin Corp.	5,361	283,811
PPG Industries, Inc.	6,936	872,133
RPM International, Inc.	4,396	428,390
Scotts Miracle-Gro Co.(a)	5,087	247,177
Sensient Technologies Corp.	2,619	190,977
Sherwin-Williams Co.	3,907	927,248
Valvoline, Inc.	7,638	249,381
Westlake Corp.	2,839	291,111

Total Chemicals		16,365,402

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	3,412	151,561
Brady Corp., Class A	4,837	227,823
Brink’s Co.	8	430
Cintas Corp.	2,414	1,090,211
Deluxe Corp.	26	441
Healthcare Services Group, Inc.	13,278	159,336
HNI Corp.	10,930	310,740
MillerKnoll, Inc.	12,435	261,259
MSA Safety, Inc.	1,332	192,061
Pitney Bowes, Inc.	116	441
Republic Services, Inc.	8,254	1,064,683
Rollins, Inc.	16,395	599,073
Tetra Tech, Inc.	1,210	175,680
Waste Management, Inc.	14,601	2,290,605

Total Commercial Services & Supplies		6,524,344

Communications Equipment - 1.5%
Cisco Systems, Inc.	297,761	14,185,334
Juniper Networks, Inc.	17,749	567,258
Motorola Solutions, Inc.	4,288	1,105,060
Ubiquiti, Inc.(a)	1,003	274,351

Total Communications Equipment		16,132,003

Construction & Engineering - 0.1%
AECOM	3,530	299,803
MDU Resources Group, Inc.	12,776	387,624
Quanta Services, Inc.	1,894	269,895

Total Construction & Engineering		957,322

Construction Materials - 0.1%
Eagle Materials, Inc.	1,252	166,328
Martin Marietta Materials, Inc.	1,045	353,179
Vulcan Materials Co.	2,407	421,490

Total Construction Materials		940,997

Consumer Finance - 0.7%
Ally Financial, Inc.	24,543	600,076
American Express Co.	15,599	2,304,752
Bread Financial Holdings, Inc.	4,077	153,540
Capital One Financial Corp.	15,604	1,450,548
Discover Financial Services	10,075	985,637
FirstCash Holdings, Inc.	4,483	389,618
Navient Corp.	10,668	175,489
OneMain Holdings, Inc.	13,226	440,558
SLM Corp.	12,818	212,779
Synchrony Financial	19,840	651,942

Total Consumer Finance		7,364,939

Containers & Packaging - 0.4%
AptarGroup, Inc.	2,105	231,508
Avery Dennison Corp.	2,014	364,534
Berry Global Group, Inc.	3,392	204,979
Graphic Packaging Holding Co.	13,114	291,786
Greif, Inc., Class A	4,985	334,294
International Paper Co.	28,210	976,912
Packaging Corp. of America	7,872	1,006,907
Pactiv Evergreen, Inc.	13,566	154,110
Sealed Air Corp.	3,840	191,539
Silgan Holdings, Inc.	1,683	87,247
Sonoco Products Co.	7,922	480,945
Westrock Co.	13,466	473,465

Total Containers & Packaging		4,798,226

Distributors - 0.2%
Genuine Parts Co.	6,503	1,128,336
LKQ Corp.	9,859	526,569
Pool Corp.	1,052	318,051

Total Distributors		1,972,956

Diversified Consumer Services - 0.1%
ADT, Inc.	25,785	233,870
H&R Block, Inc.	11,348	414,315
Service Corp. International	5,037	348,258
Strategic Education, Inc.	2,177	170,503

Total Diversified Consumer Services		1,166,946

Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	22,282	1,421,369
Equitable Holdings, Inc.	16,223	465,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
Jackson Financial, Inc., Class A	8,450	$293,975
Voya Financial, Inc.	2,198	135,155

Total Diversified Financial Services		2,316,099

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	662,287	12,192,704
Cogent Communications Holdings, Inc.	6,548	373,760

Total Diversified Telecommunication Services		12,566,464

Electric Utilities - 4.0%
ALLETE, Inc.	4,144	267,329
Alliant Energy Corp.	13,479	744,176
American Electric Power Co., Inc.	42,033	3,991,033
Avangrid, Inc.(a)	24,755	1,063,970
Constellation Energy Corp.	4,336	373,807
Duke Energy Corp.	47,055	4,846,194
Edison International	26,040	1,656,665
Entergy Corp.	11,785	1,325,813
Evergy, Inc.	15,476	973,905
Eversource Energy	24,425	2,047,792
Exelon Corp.	52,063	2,250,684
FirstEnergy Corp.	49,562	2,078,630
Hawaiian Electric Industries, Inc.	6,082	254,532
IDACORP, Inc.	3,493	376,720
MGE Energy, Inc.	3,357	236,333
NextEra Energy, Inc.	93,119	7,784,748
NRG Energy, Inc.	12,399	394,536
OGE Energy Corp.	23,268	920,249
Otter Tail Corp.	3,669	215,407
Pinnacle West Capital Corp.	7,698	585,356
PNM Resources, Inc.	4,871	237,656
Portland General Electric Co.	8,658	424,242
PPL Corp.	37,688	1,101,243
Southern Co.	102,683	7,332,593
Xcel Energy, Inc.	35,149	2,464,296

Total Electric Utilities		43,947,909

Electrical Equipment - 0.4%
AMETEK, Inc.	3,424	478,401
AZZ, Inc.	8,620	346,524
Emerson Electric Co.	21,494	2,064,714
Hubbell, Inc.	2,855	670,011
Regal Rexnord Corp.	1,657	198,807
Rockwell Automation, Inc.	3,520	906,647

Total Electrical Equipment		4,665,104

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	14,843	1,130,146
Avnet, Inc.	6,650	276,507
CDW Corp.	2,961	528,775
Climb Global Solutions, Inc.	5	158
Cognex Corp.	3,538	166,675
Corning, Inc.	43,445	1,387,633
Jabil, Inc.	3,002	204,736
Littelfuse, Inc.	864	190,253
National Instruments Corp.	7,465	275,459
Richardson Electronics Ltd.	33	704
TD SYNNEX Corp.	2,994	283,562
Vishay Intertechnology, Inc.	8,792	189,643

Total Electronic Equipment, Instruments & Components		4,634,251

Energy Equipment & Services - 0.3%
Archrock, Inc.	26,284	236,030
Baker Hughes Co.	42,925	1,267,575
ChampionX Corp.	6,028	174,752
Halliburton Co.	20,293	798,530
Helmerich & Payne, Inc.	4,841	239,969
NOV, Inc.	15,279	319,178
Patterson-UTI Energy, Inc.	10,367	174,580

Total Energy Equipment & Services		3,210,614

Entertainment - 0.1%
Activision Blizzard, Inc.	9,657	739,244
Electronic Arts, Inc.	4,046	494,340
Warner Music Group Corp., Class A	5,161	180,738

Total Entertainment		1,414,322

Equity Real Estate Investment Trusts (REITs) - 4.9%
Agree Realty Corp.	3,502	248,397
Alexandria Real Estate Equities, Inc.	6,568	956,761
American Homes 4 Rent, Class A	7,045	212,336
American Tower Corp.	18,531	3,925,978
Americold Realty Trust, Inc.	4,901	138,747
Apartment Income REIT Corp.	10,512	360,667
Apple Hospitality REIT, Inc.	20,376	321,533
AvalonBay Communities, Inc.	6,849	1,106,250
Brixmor Property Group, Inc.	23,914	542,130
Broadstone Net Lease, Inc.	55	892
Camden Property Trust	3,054	341,681
Cousins Properties, Inc.	8,493	214,788
Crown Castle, Inc.	28,639	3,884,594
CubeSmart	16,569	666,902
Digital Realty Trust, Inc.	17,881	1,792,928
EastGroup Properties, Inc.	2,033	301,006
EPR Properties	9,130	344,384
Equinix, Inc.	2,247	1,471,852
Equity LifeStyle Properties, Inc.	4,793	309,628
Equity Residential	19,674	1,160,766
Essential Properties Realty Trust, Inc.	9,195	215,807
Essex Property Trust, Inc.	3,234	685,349
Extra Space Storage, Inc.	6,479	953,579
Federal Realty Investment Trust	5,595	565,319
First Industrial Realty Trust, Inc.	6,037	291,346
Gaming and Leisure Properties, Inc.	19,218	1,001,066
Healthpeak Properties, Inc.	29,442	738,111
Highwoods Properties, Inc.	35	979
Host Hotels & Resorts, Inc.	17,673	283,652
Innovative Industrial Properties, Inc.	2	203
Invitation Homes, Inc.	19,184	568,614
Iron Mountain, Inc.	16,648	829,903
Kilroy Realty Corp.	25	967
Kimco Realty Corp.	33,366	706,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
Kite Realty Group Trust	8,439	$177,641
Lamar Advertising Co., Class A	7,831	739,246
Life Storage, Inc.	6,082	599,077
LXP Industrial Trust	11,985	120,090
Macerich Co.	18	203
Mid-America Apartment Communities, Inc.	6,858	1,076,637
National Retail Properties, Inc.	15,978	731,153
National Storage Affiliates Trust	5,607	202,525
Omega Healthcare Investors, Inc.	27,853	778,491
Physicians Realty Trust	9,561	138,348
Piedmont Office Realty Trust, Inc., Class A	36,764	337,126
PotlatchDeltic Corp.	2,786	122,556
Prologis, Inc.	37,836	4,265,252
Public Storage	10,407	2,915,937
Rayonier, Inc.	4,493	148,089
Realty Income Corp.	43,206	2,740,557
Regency Centers Corp.	7,040	440,000
Retail Opportunity Investments Corp.	13,559	203,792
Rexford Industrial Realty, Inc.	4,182	228,504
Sabra Health Care REIT, Inc.	16,686	207,407
SBA Communications Corp.	1,369	383,744
Simon Property Group, Inc.	37,891	4,451,435
SL Green Realty Corp.	23	776
Spirit Realty Capital, Inc.	14,888	594,478
STAG Industrial, Inc.	8,052	260,160
STORE Capital Corp.	26,936	863,568
Sun Communities, Inc.	2,513	359,359
Tanger Factory Outlet Centers, Inc.	41	736
UDR, Inc.	13,750	532,537
Uniti Group, Inc.	62	343
Ventas, Inc.	19,968	899,558
VICI Properties, Inc.	64,990	2,105,676
W.P. Carey, Inc.	13,963	1,091,208
Welltower, Inc.	22,443	1,471,139
Weyerhaeuser Co.	16,806	520,986

Total Equity Real Estate Investment Trusts (REITs)		54,852,141

Food & Staples Retailing - 1.7%
Albertsons Cos., Inc., Class A	20,715	429,629
Casey’s General Stores, Inc.	765	171,628
Costco Wholesale Corp.	7,626	3,481,269
Kroger Co.	25,569	1,139,866
SpartanNash Co.	9,169	277,271
Sysco Corp.	27,749	2,121,411
Walgreens Boots Alliance, Inc.	63,641	2,377,628
Walmart, Inc.	63,422	8,992,605

Total Food & Staples Retailing		18,991,307

Food Products - 1.9%
Archer-Daniels-Midland Co.	16,943	1,573,158
Cal-Maine Foods, Inc.	5,212	283,793
Campbell Soup Co.	14,352	814,476
Conagra Brands, Inc.	27,355	1,058,638
Flowers Foods, Inc.	19,297	554,596
General Mills, Inc.	34,081	2,857,692
Hershey Co.	6,868	1,590,423
Hormel Foods Corp.	21,052	958,919
Ingredion, Inc.	3,927	384,571
J.M. Smucker Co.	5,098	807,829
Kellogg Co.	25,255	1,799,166
Kraft Heinz Co.	78,635	3,201,231
Lamb Weston Holdings, Inc.	2,930	261,825
Lancaster Colony Corp.	851	167,902
McCormick & Co., Inc., Non-Voting Shares	8,082	669,917
Mondelez International, Inc., Class A	48,812	3,253,320
Tyson Foods, Inc., Class A	13,060	812,985

Total Food Products		21,050,441

Gas Utilities - 0.3%
Atmos Energy Corp.	6,876	770,593
Chesapeake Utilities Corp.	1,847	218,278
National Fuel Gas Co.	7,871	498,234
New Jersey Resources Corp.	9,483	470,547
Northwest Natural Holding Co.	7,129	339,269
ONE Gas, Inc.	4,090	309,695
South Jersey Industries, Inc.	8,771	311,634
Southwest Gas Holdings, Inc.*	4,181	258,720
Spire, Inc.	3,361	231,438
UGI Corp.	12,523	464,228

Total Gas Utilities		3,872,636

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	72,287	7,936,390
Becton Dickinson and Co.	6,405	1,628,791
Cooper Cos., Inc.	669	221,218
Dentsply Sirona, Inc.	8,853	281,880
ResMed, Inc.	2,107	438,530
Stryker Corp.	6,946	1,698,228
Teleflex, Inc.	826	206,194
Zimmer Biomet Holdings, Inc.	2,921	372,427

Total Health Care Equipment & Supplies		12,783,658

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	4,134	685,045
Cardinal Health, Inc.	11,617	892,999
Chemed Corp.	312	159,254
Cigna Corp.	10,289	3,409,157
CVS Health Corp.	66,528	6,199,744
Elevance Health, Inc.	5,485	2,813,640
Encompass Health Corp.	3,850	230,269
HCA Healthcare, Inc.	4,430	1,063,023
Humana, Inc.	1,777	910,162
Laboratory Corp. of America Holdings	2,088	491,682
McKesson Corp.	1,995	748,364
Patterson Cos., Inc.	8,123	227,688
Premier, Inc., Class A	10,041	351,234
Quest Diagnostics, Inc.	3,838	600,417
Select Medical Holdings Corp.	6,238	154,890
UnitedHealth Group, Inc.	26,975	14,301,606
Universal Health Services, Inc., Class B	1,343	189,215

Total Health Care Providers & Services		33,428,389

Hotels, Restaurants & Leisure - 2.0%
Aramark	6,072	251,016
Bloomin’ Brands, Inc.	11,406	229,489
Boyd Gaming Corp.	3,502	190,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
Cheesecake Factory, Inc.(a)	7,012	$222,351
Choice Hotels International, Inc.	1,039	117,033
Churchill Downs, Inc.	575	121,572
Cracker Barrel Old Country Store, Inc.	2,505	237,324
Darden Restaurants, Inc.	9,893	1,368,499
Dine Brands Global, Inc.	3,527	227,844
Domino’s Pizza, Inc.	965	334,276
Hilton Worldwide Holdings, Inc.	3,235	408,775
Jack in the Box, Inc.	9	614
Marriott International, Inc., Class A	7,406	1,102,679
Marriott Vacations Worldwide Corp.	1,819	244,819
McDonald’s Corp.	37,798	9,960,907
MGM Resorts International	6,808	228,272
Papa John’s International, Inc.	5	412
Red Rock Resorts, Inc., Class A	3,100	124,031
Starbucks Corp.	36,264	3,597,389
Texas Roadhouse, Inc.	4,262	387,629
Travel + Leisure Co.	6,881	250,468
Vail Resorts, Inc.	2,017	480,752
Wendy’s Co.	9,928	224,671
Wyndham Hotels & Resorts, Inc.	5,398	384,931
Yum! Brands, Inc.	10,929	1,399,786

Total Hotels, Restaurants & Leisure		22,096,503

Household Durables - 0.3%
Century Communities, Inc.	7,235	361,822
D.R. Horton, Inc.	5,635	502,304
KB Home	8,485	270,247
La-Z-Boy, Inc.	9,898	225,872
Leggett & Platt, Inc.	9,835	316,982
Lennar Corp., Class A	7,594	687,257
MDC Holdings, Inc.	5,303	167,575
PulteGroup, Inc.	5,579	254,012
Tempur Sealy International, Inc.	5,566	191,081
Toll Brothers, Inc.	11	549

Total Household Durables		2,977,701

Household Products - 2.0%
Church & Dwight Co., Inc.	5,693	458,913
Clorox Co.	6,194	869,204
Colgate-Palmolive Co.	45,662	3,597,709
Energizer Holdings, Inc.	6,387	214,284
Kimberly-Clark Corp.	17,224	2,338,158
Procter & Gamble Co.	91,179	13,819,089
Reynolds Consumer Products, Inc.	10,454	313,411
Spectrum Brands Holdings, Inc.	2,504	152,543

Total Household Products		21,763,311

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	24,277	698,206
Clearway Energy, Inc., Class A	5,355	160,222
Clearway Energy, Inc., Class C	8,442	269,047
Vistra Corp.	32,605	756,436

Total Independent Power & Renewable Electricity Producers		1,883,911

Industrial Conglomerates - 1.0%
3M Co.	41,586	4,986,993
General Electric Co.	14,777	1,238,165
Honeywell International, Inc.	20,243	4,338,075

Total Industrial Conglomerates		10,563,233

Insurance - 2.6%
Aflac, Inc.	33,953	2,442,579
Allstate Corp.	11,123	1,508,279
American Financial Group, Inc.	3,248	445,885
American International Group, Inc.	35,504	2,245,273
Arthur J Gallagher & Co.	3,847	725,313
Assurant, Inc.	1,997	249,745
Brown & Brown, Inc.	4,992	284,394
Cincinnati Financial Corp.	6,868	703,215
CNA Financial Corp.	15,879	671,364
CNO Financial Group, Inc.	9,764	223,107
Erie Indemnity Co., Class A	1,149	285,779
Fidelity National Financial, Inc.	17,622	662,940
First American Financial Corp.	6,924	362,402
Globe Life, Inc.	1,364	164,430
Hanover Insurance Group, Inc.	2,306	311,610
Hartford Financial Services Group, Inc.	16,289	1,235,195
Horace Mann Educators Corp.	6,890	257,479
Kemper Corp.	3,118	153,406
Loews Corp.	2,301	134,217
Marsh & McLennan Cos., Inc.	15,592	2,580,164
Mercury General Corp.	4,133	141,349
MetLife, Inc.	36,187	2,618,853
Old Republic International Corp.	25,755	621,983
Primerica, Inc.	1,682	238,541
Principal Financial Group, Inc.	17,199	1,443,340
Progressive Corp.	6,823	885,011
Prudential Financial, Inc.	25,475	2,533,744
Reinsurance Group of America, Inc.	4,269	606,582
RLI Corp.	992	130,220
Safety Insurance Group, Inc.	2,876	242,332
Selective Insurance Group, Inc.	1,801	159,587
Stewart Information Services Corp.	4,516	192,969
Travelers Cos., Inc.	10,659	1,998,456
Unum Group	17,416	714,578
W.R. Berkley Corp.	5,424	393,620

Total Insurance		28,567,941

Interactive Media & Services - 0.0%
Shutterstock, Inc.	5,586	294,494

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	17,537	727,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
IT Services - 2.8%
Automatic Data Processing, Inc.	18,209	$4,349,402
Broadridge Financial Solutions, Inc.	3,747	502,585
Cognizant Technology Solutions Corp., Class A	15,342	877,409
Concentrix Corp.	1,364	181,630
Fidelity National Information Services, Inc.	24,485	1,661,307
Global Payments, Inc.	4,707	467,499
International Business Machines Corp.	62,600	8,819,714
Jack Henry & Associates, Inc.	2,255	395,888
MasterCard, Inc., Class A	12,327	4,286,468
Maximus, Inc.	2,085	152,893
Paychex, Inc.	21,729	2,511,003
SS&C Technologies Holdings, Inc.	7,696	400,654
TTEC Holdings, Inc.	3,319	146,468
Visa, Inc., Class A	32,111	6,671,381

Total IT Services		31,424,301

Leisure Products - 0.1%
Acushnet Holdings Corp.	2,844	120,756
Brunswick Corp.	2,851	205,500
Hasbro, Inc.	10,194	621,936
Polaris, Inc.	2,452	247,652
Sturm Ruger & Co., Inc.	3,430	173,627

Total Leisure Products		1,369,471

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	4,483	670,881
Bruker Corp.	2,206	150,780
Danaher Corp.	9,249	2,454,870
PerkinElmer, Inc.	2,197	308,063
Thermo Fisher Scientific, Inc.	4,854	2,673,049
West Pharmaceutical Services, Inc.	1,192	280,537

Total Life Sciences Tools & Services		6,538,180

Machinery - 2.3%
AGCO Corp.	1,401	194,305
Allison Transmission Holdings, Inc.	6,155	256,048
Caterpillar, Inc.	25,196	6,035,954
Crane Holdings Co.	2,879	289,195
Cummins, Inc.	6,038	1,462,947
Deere & Co.	5,161	2,212,830
Donaldson Co., Inc.	8,601	506,341
Dover Corp.	4,730	640,489
Flowserve Corp.	7,757	237,985
Fortive Corp.	5,923	380,553
Graco, Inc.	7,115	478,555
Hillenbrand, Inc.	4,083	174,222
IDEX Corp.	2,230	509,176
Illinois Tool Works, Inc.	16,584	3,653,455
Ingersoll Rand, Inc.	7,263	379,492
ITT, Inc.	4,308	349,379
Kennametal, Inc.	26	625
Lincoln Electric Holdings, Inc.	3,265	471,760
Mueller Industries, Inc.	3,566	210,394
Mueller Water Products, Inc., Class A	23,702	255,033
Nordson Corp.	2,046	486,375
Oshkosh Corp.	2,420	213,420
Otis Worldwide Corp.	14,789	1,158,127
PACCAR, Inc.	11,229	1,111,334
Parker-Hannifin Corp.	4,032	1,173,312
Snap-on, Inc.	3,510	802,000
Timken Co.	5,374	379,781
Toro Co.	3,567	403,784
Trinity Industries, Inc.	7,292	215,624
Westinghouse Air Brake Technologies Corp.	3,216	320,989
Xylem, Inc.	3,491	386,000

Total Machinery		25,349,484

Marine - 0.0%
Matson, Inc.	2,088	130,521

Media - 1.2%
Cable One, Inc.	287	204,304
Comcast Corp., Class A	211,322	7,389,930
Fox Corp., Class A	16,112	489,322
Fox Corp., Class B	36	1,024
Gray Television, Inc.	36	403
Interpublic Group of Cos., Inc.	23,352	777,855
John Wiley & Sons, Inc., Class A	3,940	157,836
New York Times Co., Class A	4,996	162,170
News Corp., Class A	20,011	364,200
News Corp., Class B	37	682
Nexstar Media Group, Inc., Class A	2,229	390,142
Omnicom Group, Inc.	12,270	1,000,864
Paramount Global, Class B	53,521	903,435
Sirius XM Holdings, Inc.	151,785	886,425
TEGNA, Inc.	14,127	299,351

Total Media		13,027,943

Metals & Mining - 0.4%
Alcoa Corp.	4,342	197,431
Commercial Metals Co.	8,105	391,471
Freeport-McMoRan, Inc.	36,810	1,398,780
Kaiser Aluminum Corp.	1,991	151,236
Nucor Corp.	8,221	1,083,610
Reliance Steel & Aluminum Co.	2,952	597,603
Royal Gold, Inc.	2,794	314,940
Steel Dynamics, Inc.	5,761	562,850
United States Steel Corp.	6,112	153,105

Total Metals & Mining		4,851,026

Multi-Utilities - 1.6%
Ameren Corp.	10,811	961,314
Avista Corp.	5,510	244,313
Black Hills Corp.	3,716	261,383
CenterPoint Energy, Inc.	36,607	1,097,844
CMS Energy Corp.	14,603	924,808
Consolidated Edison, Inc.	25,623	2,442,128
Dominion Energy, Inc.	59,104	3,624,257
DTE Energy Co.	14,989	1,761,657
NiSource, Inc.	24,633	675,437
NorthWestern Corp.	3,923	232,791
Public Service Enterprise Group, Inc.	27,472	1,683,210
Sempra Energy	14,749	2,279,311
WEC Energy Group, Inc.	15,722	1,474,095

Total Multi-Utilities		17,662,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
Multiline Retail - 0.4%
Big Lots, Inc.	15	$221
Dollar General Corp.	3,303	813,364
Kohl’s Corp.	13,590	343,147
Macy’s, Inc.	14,597	301,428
Nordstrom, Inc.(a)	11,986	193,454
Target Corp.	20,345	3,032,219

Total Multiline Retail		4,683,833

Oil, Gas & Consumable Fuels - 10.4%
Antero Midstream Corp.	69,651	751,534
APA Corp.	11,762	549,050
Arch Resources, Inc.	2,139	305,428
California Resources Corp.	4,813	209,414
Cheniere Energy, Inc.	5,964	894,361
Chesapeake Energy Corp.(a)	16,091	1,518,508
Chevron Corp.	146,205	26,242,335
Chord Energy Corp.	4,902	670,643
Civitas Resources, Inc.	10,739	622,110
Comstock Resources, Inc.	20,299	278,299
ConocoPhillips	51,200	6,041,600
CONSOL Energy, Inc.	4,144	269,360
Coterra Energy, Inc.	95,184	2,338,671
CVR Energy, Inc.	11,439	358,498
Devon Energy Corp.	78,448	4,825,337
Diamondback Energy, Inc.	17,696	2,420,459
DTE Midstream LLC	7,899	436,499
EOG Resources, Inc.	33,823	4,380,755
EQT Corp.	10,174	344,186
Equitrans Midstream Corp.	49,359	330,705
Exxon Mobil Corp.	331,040	36,513,712
Hess Corp.	6,399	907,506
HF Sinclair Corp.	11,724	608,358
Kinetik Holdings, Inc.(a)	5,438	179,889
Magnolia Oil & Gas Corp., Class A	9,668	226,715
Marathon Oil Corp.	17,767	480,953
Marathon Petroleum Corp.	20,905	2,433,133
Matador Resources Co.	2,946	168,629
Murphy Oil Corp.	8,645	371,821
Northern Oil and Gas, Inc.	8,487	261,569
Occidental Petroleum Corp.	16,935	1,066,736
Ovintiv, Inc.	9,312	472,212
PBF Energy, Inc., Class A	7,514	306,421
PDC Energy, Inc.	3,946	250,492
Permian Resources Corp.	14,816	139,270
Phillips 66	27,232	2,834,307
Pioneer Natural Resources Co.	27,512	6,283,466
Range Resources Corp.	6,565	164,256
Sitio Royalties Corp., Class A(a)	8,407	242,533
SM Energy Co.	4,412	153,670
Targa Resources Corp.	7,950	584,325
Texas Pacific Land Corp.	133	311,783
Valero Energy Corp.	29,081	3,689,216
Williams Cos., Inc.	91,147	2,998,736

Total Oil, Gas & Consumable Fuels		115,437,460

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,593	153,506
Sylvamo Corp.	2,448	118,948

Total Paper & Forest Products		272,454

Personal Products - 0.1%
Edgewell Personal Care Co.	18	694
Estee Lauder Cos., Inc., Class A	4,411	1,094,413
Inter Parfums, Inc.	2,106	203,271
Medifast, Inc.	3	346
Nu Skin Enterprises, Inc., Class A	5,612	236,602

Total Personal Products		1,535,326

Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	133,935	9,636,623
Eli Lilly & Co.	23,776	8,698,212
Johnson & Johnson	104,156	18,399,157
Merck & Co., Inc.	158,645	17,601,663
Organon & Co.	26,789	748,217
Pfizer, Inc.	415,591	21,294,883
Viatris, Inc.	87,785	977,047
Zoetis, Inc.	5,793	848,964

Total Pharmaceuticals		78,204,766

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	3,746	391,532
Dun & Bradstreet Holdings, Inc.	15,782	193,487
Equifax, Inc.	1,882	365,786
Exponent, Inc.	1,814	179,749
Insperity, Inc.	2,419	274,798
Jacobs Solutions, Inc.	2,188	262,713
KBR, Inc.	2,746	144,989
Korn Ferry	3,071	155,454
Leidos Holdings, Inc.	3,245	341,342
ManpowerGroup, Inc.	4,209	350,231
Robert Half International, Inc.	4,706	347,444
Science Applications International Corp.	2,567	284,757
Verisk Analytics, Inc.	2,491	439,462

Total Professional Services		3,731,744

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	54	849

Road & Rail - 1.2%
CSX Corp.	65,164	2,018,781
JB Hunt Transport Services, Inc.	2,338	407,654
Knight-Swift Transportation Holdings, Inc.	2,949	154,557
Landstar System, Inc.	1,031	167,950
Norfolk Southern Corp.	11,198	2,759,411
Old Dominion Freight Line, Inc.	1,726	489,804
Ryder System, Inc.	4,309	360,103
Union Pacific Corp.	35,678	7,387,843

Total Road & Rail		13,746,103

Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology, Inc.	6,628	158,939
Analog Devices, Inc.	14,140	2,319,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
Applied Materials, Inc.	13,517	$1,316,286
Broadcom, Inc.	19,448	10,873,960
KLA Corp.	2,932	1,105,452
Lam Research Corp.	3,353	1,409,266
Microchip Technology, Inc.	14,543	1,021,646
Micron Technology, Inc.	15,586	778,988
MKS Instruments, Inc.	1,918	162,512
Monolithic Power Systems, Inc.	811	286,778
NVIDIA Corp.	31,887	4,659,966
Power Integrations, Inc.	9	646
QUALCOMM, Inc.	42,752	4,700,155
Skyworks Solutions, Inc.	7,315	666,616
Teradyne, Inc.	2,653	231,740
Texas Instruments, Inc.	39,510	6,527,842
Universal Display Corp.	1,456	157,306

Total Semiconductors & Semiconductor Equipment		36,377,482

Software - 3.5%
A10 Networks, Inc.	11	183
Bentley Systems, Inc., Class B	5,047	186,537
Dolby Laboratories, Inc., Class A	2,170	153,072
Gen Digital, Inc.	22,581	483,911
InterDigital, Inc.	12	594
Intuit, Inc.	3,907	1,520,682
Microsoft Corp.	127,054	30,470,090
Oracle Corp.	67,834	5,544,751
Roper Technologies, Inc.	1,343	580,297

Total Software		38,940,117

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	4,064	597,530
Bath & Body Works, Inc.	7,604	320,433
Best Buy Co., Inc.	15,152	1,215,342
Big 5 Sporting Goods Corp.	29	256
Buckle, Inc.	6,086	276,000
Camping World Holdings, Inc., Class A	17	379
Dick’s Sporting Goods, Inc.	2,224	267,525
Foot Locker, Inc.	6,745	254,894
Gap, Inc.	26,266	296,281
Guess?, Inc.	10,783	223,100
Home Depot, Inc.	38,112	12,038,056
Lithia Motors, Inc.	687	140,656
Lowe’s Cos., Inc.	19,603	3,905,702
Penske Automotive Group, Inc.	3,064	352,146
Rent-A-Center, Inc.	7,543	170,095
Ross Stores, Inc.	6,190	718,473
TJX Cos., Inc.	27,764	2,210,014
Tractor Supply Co.	3,065	689,533
Williams-Sonoma, Inc.	3,538	406,587

Total Specialty Retail		24,083,002

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	233,669	30,360,613
Hewlett Packard Enterprise Co.	63,767	1,017,721
HP, Inc.	59,045	1,586,539
NetApp, Inc.	12,253	735,915
Xerox Holdings Corp.	16,976	247,850

Total Technology Hardware, Storage & Peripherals		33,948,638

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.(a)	2,177	162,426
Columbia Sportswear Co.	1,842	161,322
Kontoor Brands, Inc.(a)	5,681	227,183
Levi Strauss & Co., Class A(a)	10,247	159,033
NIKE, Inc., Class B	24,769	2,898,221
Oxford Industries, Inc.	1,523	141,913
Ralph Lauren Corp.	1,937	204,683
Steven Madden Ltd.	13	416
Tapestry, Inc.	14,176	539,822
Wolverine World Wide, Inc.	24	262

Total Textiles, Apparel & Luxury Goods		4,495,281

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	27,812	240,574
Enact Holdings, Inc.	8,855	213,583
MGIC Investment Corp.	22,365	290,745
New York Community Bancorp, Inc.	45,328	389,821
PennyMac Financial Services, Inc.	1,984	112,413
Provident Financial Services, Inc.	12,785	273,088
Radian Group, Inc.	16,004	305,196
TFS Financial Corp.	22,186	319,700
UWM Holdings Corp.	60	199
Walker & Dunlop, Inc.	1,899	149,033

Total Thrifts & Mortgage Finance		2,294,352

Tobacco - 2.4%
Altria Group, Inc.	202,517	9,257,052
Philip Morris International, Inc.	170,691	17,275,636
Universal Corp.	4,850	256,128
Vector Group Ltd.	27,860	330,420

Total Tobacco		27,119,236

Trading Companies & Distributors - 0.5%
Air Lease Corp.	6,486	249,192
Applied Industrial Technologies, Inc.	2,302	290,121
Fastenal Co.	34,523	1,633,628
GATX Corp.	1,334	141,857
H&E Equipment Services, Inc.	5,529	251,017
Herc Holdings, Inc.	1,514	199,197
MSC Industrial Direct Co., Inc., Class A	5,397	440,935
Rush Enterprises, Inc., Class A	4,614	241,220
Veritiv Corp.	1,101	134,003
W.W. Grainger, Inc.	1,419	789,319
Watsco, Inc.	2,831	706,051

Total Trading Companies & Distributors		5,076,540

Water Utilities - 0.2%
American States Water Co.	1,438	133,087
American Water Works Co., Inc.	5,715	871,080
California Water Service Group	2,784	168,822
Essential Utilities, Inc.	11,124	530,948

Total Water Utilities		1,703,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2022

Investments	Shares	Value
Wireless Telecommunication Services - 0.0%
Telephone and Data Systems, Inc.	51	$535

Total United States		1,104,614,329

Puerto Rico - 0.1%

Banks - 0.1%
First Bancorp	20,705	263,368
OFG Bancorp	12,376	341,082
Popular, Inc.	5,041	334,319

Total Banks		938,769

TOTAL COMMON STOCKS (Cost: $895,768,031)		1,105,553,098

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b) (Cost: $1,003,959)	1,003,959	1,003,959

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $896,771,990)		1,106,557,057
Other Assets less Liabilities - 0.1%		1,388,423

NET ASSETS - 100.0%		$1,107,945,480

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,512,730 and the total market value of the collateral held by the Fund was $4,648,193. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,644,234.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,105,553,098	$—	$—	$1,105,553,098
Investment of Cash Collateral for Securities Loaned	—	1,003,959	—	1,003,959

Total Investments in Securities	$1,105,553,098	$1,003,959	$—	$1,106,557,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

December 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 0.9%
Woodward, Inc.	11,113	$1,073,627

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	12,174	1,114,652
Expeditors International of Washington, Inc.	8,507	884,047

Total Air Freight & Logistics		1,998,699

Banks - 1.9%
Wells Fargo & Co.	26,768	1,105,251
Zions Bancorp NA	22,721	1,116,964

Total Banks		2,222,215

Biotechnology - 0.7%
Amgen, Inc.	3,230	848,327

Building Products - 3.7%
Builders FirstSource, Inc.*	17,755	1,151,944
Fortune Brands Innovations, Inc.	19,100	1,090,801
Masco Corp.	23,723	1,107,153
Owens Corning	11,983	1,022,150

Total Building Products		4,372,048

Capital Markets - 3.4%
Affiliated Managers Group, Inc.	5,658	896,397
Jefferies Financial Group, Inc.	32,186	1,103,336
Morgan Stanley	12,143	1,032,398
T. Rowe Price Group, Inc.	8,623	940,424

Total Capital Markets		3,972,555

Chemicals - 4.6%
CF Industries Holdings, Inc.	9,789	834,023
Dow, Inc.	23,294	1,173,784
Eastman Chemical Co.	13,638	1,110,679
Mosaic Co.	24,785	1,087,318
Olin Corp.	21,567	1,141,757

Total Chemicals		5,347,561

Communications Equipment - 1.5%
Ciena Corp.*	17,857	910,350
Cisco Systems, Inc.	16,785	799,637

Total Communications Equipment		1,709,987

Construction & Engineering - 0.9%
EMCOR Group, Inc.	7,334	1,086,239

Consumer Finance - 2.9%
Credit Acceptance Corp.*(a)	2,479	1,176,038
Discover Financial Services	11,252	1,100,783
Synchrony Financial	33,327	1,095,125

Total Consumer Finance		3,371,946

Containers & Packaging - 2.8%
Berry Global Group, Inc.	19,042	1,150,708
International Paper Co.	32,424	1,122,843
Westrock Co.	29,119	1,023,824

Total Containers & Packaging		3,297,375

Distributors - 0.6%
LKQ Corp.	14,279	762,641

Diversified Consumer Services - 1.1%
H&R Block, Inc.	18,224	665,358
Service Corp. International	9,203	636,296

Total Diversified Consumer Services		1,301,654

Diversified Financial Services - 1.9%
Equitable Holdings, Inc.	38,566	1,106,844
Voya Financial, Inc.	18,839	1,158,410

Total Diversified Financial Services		2,265,254

Electric Utilities - 1.6%
NRG Energy, Inc.	34,790	1,107,018
PPL Corp.	28,248	825,406

Total Electric Utilities		1,932,424

Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,613	929,569

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc.*	10,857	1,135,316
Jabil, Inc.	11,628	793,030

Total Electronic Equipment, Instruments & Components		1,928,346

Equity Real Estate Investment Trusts (REITs) - 0.7%
Apartment Income REIT Corp.	24,765	849,687

Food Products - 0.8%
Post Holdings, Inc.*	10,406	939,246

Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	14,237	1,094,398
Cigna Corp.	2,867	949,952
HCA Healthcare, Inc.	4,881	1,171,245
Laboratory Corp. of America Holdings	4,528	1,066,253
McKesson Corp.	2,163	811,385
Quest Diagnostics, Inc.	6,392	999,964

Total Health Care Providers & Services		6,093,197

Hotels, Restaurants & Leisure - 2.2%
Boyd Gaming Corp.	11,257	613,844
Darden Restaurants, Inc.	4,791	662,739
Marriott Vacations Worldwide Corp.	5,386	724,902
Wyndham Hotels & Resorts, Inc.	7,875	561,566

Total Hotels, Restaurants & Leisure		2,563,051

Household Durables - 3.1%
Lennar Corp., Class A	7,871	712,326
NVR, Inc.*	157	724,175
PulteGroup, Inc.	17,197	782,980
Tempur Sealy International, Inc.	23,022	790,345
Toll Brothers, Inc.	13,610	679,411

Total Household Durables		3,689,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

December 31, 2022

Investments	Shares	Value
Insurance - 9.9%
Aflac, Inc.	12,730	$915,796
Allstate Corp.	8,955	1,214,298
American International Group, Inc.	18,706	1,182,968
Fidelity National Financial, Inc.	31,230	1,174,873
First American Financial Corp.	22,239	1,163,989
Hartford Financial Services Group, Inc.	14,140	1,072,236
Loews Corp.	14,371	838,260
MetLife, Inc.	14,884	1,077,155
Primerica, Inc.	6,443	913,746
Principal Financial Group, Inc.	13,282	1,114,626
Prudential Financial, Inc.	9,267	921,696

Total Insurance		11,589,643

Interactive Media & Services - 1.0%
Meta Platforms, Inc., Class A*	9,964	1,199,068

Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	17,166	711,874

IT Services - 2.8%
DXC Technology Co.*	44,078	1,168,067
FleetCor Technologies, Inc.*	6,323	1,161,409
GoDaddy, Inc., Class A*	13,122	981,788

Total IT Services		3,311,264

Leisure Products - 0.5%
Polaris, Inc.	5,977	603,677

Life Sciences Tools & Services - 1.0%
Medpace Holdings, Inc.*	5,632	1,196,293

Media - 5.2%
Charter Communications, Inc., Class A*	3,047	1,033,238
Comcast Corp., Class A	32,877	1,149,709
Fox Corp., Class A	26,585	807,386
Liberty Broadband Corp., Class C*	13,152	1,003,103
Nexstar Media Group, Inc., Class A	6,376	1,115,991
Omnicom Group, Inc.	12,679	1,034,226

Total Media		6,143,653

Metals & Mining - 4.3%
Alcoa Corp.	20,308	923,405
Nucor Corp.	7,857	1,035,631
Reliance Steel & Aluminum Co.	4,227	855,714
Steel Dynamics, Inc.	10,654	1,040,896
United States Steel Corp.	45,630	1,143,031

Total Metals & Mining		4,998,677

Multiline Retail - 1.2%
Dillard’s, Inc., Class A	2,203	712,010
Macy’s, Inc.	34,565	713,767

Total Multiline Retail		1,425,777

Oil, Gas & Consumable Fuels - 10.0%
Antero Resources Corp.*	22,210	688,288
APA Corp.	27,713	1,293,643
ConocoPhillips	6,874	811,132
Devon Energy Corp.	13,266	815,991
Diamondback Energy, Inc.	6,541	894,678
Exxon Mobil Corp.	6,523	719,487
Magnolia Oil & Gas Corp., Class A	41,633	976,294
Marathon Oil Corp.	44,257	1,198,037
Marathon Petroleum Corp.	10,807	1,257,827
Ovintiv, Inc.	15,583	790,214
PDC Energy, Inc.	18,741	1,189,678
Valero Energy Corp.	8,838	1,121,189

Total Oil, Gas & Consumable Fuels		11,756,458

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co.	11,158	802,818

Real Estate Management & Development - 1.9%
Jones Lang LaSalle, Inc.*	7,222	1,150,970
Zillow Group, Inc., Class C*	33,055	1,064,702

Total Real Estate Management & Development		2,215,672

Road & Rail - 3.1%
Avis Budget Group, Inc.*	6,358	1,042,267
CSX Corp.	27,999	867,409
Norfolk Southern Corp.	3,570	879,719
Union Pacific Corp.	4,101	849,194

Total Road & Rail		3,638,589

Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	7,726	752,358
KLA Corp.	2,727	1,028,161
Teradyne, Inc.	8,685	758,635

Total Semiconductors & Semiconductor Equipment		2,539,154

Software - 2.4%
Dolby Laboratories, Inc., Class A	12,475	879,987
Dropbox, Inc., Class A*	51,765	1,158,501
Fair Isaac Corp.*	1,318	788,928

Total Software		2,827,416

Specialty Retail - 4.9%
AutoNation, Inc.*	6,463	693,480
Bath & Body Works, Inc.	17,698	745,794
Best Buy Co., Inc.	8,959	718,601
Lithia Motors, Inc.	3,471	710,653
Lowe’s Cos., Inc.	3,727	742,568
Murphy USA, Inc.	2,632	735,749
Penske Automotive Group, Inc.	5,397	620,277
Williams-Sonoma, Inc.	6,501	747,095

Total Specialty Retail		5,714,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

December 31, 2022

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 0.8%
NetApp, Inc.	15,207	$913,332

Textiles, Apparel & Luxury Goods - 1.8%
Columbia Sportswear Co.	6,320	553,506
Ralph Lauren Corp.	6,972	736,731
Tapestry, Inc.	20,589	784,029

Total Textiles, Apparel & Luxury Goods		2,074,266

Tobacco - 1.0%
Altria Group, Inc.	24,596	1,124,283

TOTAL COMMON STOCKS (Cost: $114,756,270)		117,341,016

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b) (Cost: $1,079,804)	1,079,804	1,079,804

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $115,836,074)		118,420,820
Other Assets less Liabilities - (0.8)%		(947,443)

NET ASSETS - 100.0%		$117,473,377

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022. At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,058,386 and the total market value of the collateral held by the Fund was $1,079,804.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2022	Dividend Income
WisdomTree U.S. Earnings 500 Fund^	$—	$664,300	$664,005	$(295)	$—	$—	$3,556
WisdomTree U.S. MidCap Earnings Fund^	—	284,071	285,193	1,122	—	—	1,386

Total	$—	$948,371	$949,198	$827	$—	$—	$4,942

^	As of December 31, 2022, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$117,341,016	$—	$—	$117,341,016
Investment of Cash Collateral for Securities Loaned	—	1,079,804	—	1,079,804

Total Investments in Securities	$117,341,016	$1,079,804	$—	$118,420,820

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CNH	Offshore Chinese renminbi
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
MXN	Mexican peso
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
SEK	Swedish krona
SGD	Singapore dollar
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. Foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s valuation policy. The Board of Trustees has established a valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (concluded)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended December 31, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.